UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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WisdomTree Trust

Domestic Dividend Funds

Semiannual Report

September 30, 2011

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
AT&T, Inc.	4.2%
Exxon Mobil Corp.	3.9%
Chevron Corp.	2.6%
Johnson & Johnson	2.6%
Pfizer, Inc.	2.6%
Verizon Communications, Inc.	2.5%
Procter & Gamble Co. (The)	2.3%
Microsoft Corp.	2.1%
Philip Morris International, Inc.	2.1%
General Electric Co.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The Fund returned -8.86% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund’s performance benefited most from its investments in the Utilities sector. Investments in the Financials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Index	Russell 3000 Index	Russell 3000 Value Index
Six Months*	-8.86%	-8.88%	-8.75%	-15.30%	-17.20%
One Year	4.98%	4.98%	5.50%	0.55%	-2.22%
Three Year	1.60%	1.62%	2.09%	1.45%	-1.62%
Five Year	-1.20%	-1.18%	-0.68%	-0.92%	-3.50%
Since Inception[1]	0.39%	0.37%	0.86%	0.34%	-1.81%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	1

Performance Summary (unaudited)

WisdomTree Equity Income Fund (DHS)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
AT&T, Inc.	7.8%
Chevron Corp.	4.9%
Johnson & Johnson	4.8%
Pfizer, Inc.	4.8%
Verizon Communications, Inc.	4.7%
Procter & Gamble Co. (The)	4.3%
Philip Morris International, Inc.	3.9%
Merck & Co., Inc.	3.4%
Intel Corp.	3.2%
Altria Group, Inc.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Equity Income Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The Fund returned -3.22% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund’s performance benefited most from its investments in the Utilities sector. The Fund’s investments in the Financials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Equity Income Index	Russell 1000 Value Index
Six Months*	-3.22%	-3.22%	-3.04%	-16.62%
One Year	7.74%	7.76%	8.28%	-1.89%
Three Year	1.39%	1.73%	1.74%	-1.52%
Five Year	-2.83%	-2.82%	-2.55%	-3.53%
Since Inception[1]	-0.90%	-0.88%	-0.63%	-1.82%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
AT&T, Inc.	4.8%
Exxon Mobil Corp.	4.5%
Chevron Corp.	3.0%
Johnson & Johnson	3.0%
Pfizer, Inc.	3.0%
Verizon Communications, Inc.	2.9%
Procter & Gamble Co. (The)	2.7%
Microsoft Corp.	2.4%
Philip Morris International, Inc.	2.4%
General Electric Co.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The Fund returned -7.91% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund’s performance benefited most from its investments in the Utilities sector. The Fund’s investments in the Financials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Dividend Index	S&P 500 Index	Russell 1000 Value Index
Six Months*	-7.91%	-7.84%	-7.82%	-13.78%	-16.62%
One Year	5.74%	5.81%	6.04%	1.14%	-1.89%
Three Year	1.29%	1.25%	1.74%	1.23%	-1.52%
Five Year	-1.47%	-1.46%	-1.05%	-1.18%	-3.53%
Since Inception[1]	0.22%	0.19%	0.59%	0.21%	-1.82%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
CenturyLink, Inc.	2.5%
FirstEnergy Corp.	2.4%
Lorillard, Inc.	2.4%
Reynolds American, Inc.	2.3%
NiSource, Inc.	2.1%
Altria Group, Inc.	2.1%
Progress Energy, Inc.	2.1%
Verizon Communications, Inc.	2.0%
Duke Energy Corp.	2.0%
Windstream Corp.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend ex-Financials Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The Fund returned -5.11% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund’s performance benefited most from its investments in the Utilities sector. The Fund’s investments in the Materials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Top 100/ Dividend ex-Financials Spliced Index[1]	Dow Jones U.S. Select Dividend Index
Six Months*	-5.11%	-5.08%	-4.92%	-5.60%
One Year	9.93%	9.90%	10.39%	7.22%
Three Year	5.04%	5.07%	5.34%	1.17%
Five Year	0.80%	0.79%	5.34%	1.17%
Since Inception[2]	2.43%	2.43%	2.82%	-0.22%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; Wisdomtree Dividend ex-Financials Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
NiSource, Inc.	1.4%
Constellation Energy Group, Inc.	1.2%
Plum Creek Timber Co., Inc.	1.1%
Macerich Co. (The)	1.1%
Pepco Holdings, Inc.	1.1%
Oneok, Inc.	1.1%
SCANA Corp.	1.0%
Pinnacle West Capital Corp.	1.0%
Pitney Bowes, Inc.	1.0%
Ares Capital Corp.	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The Fund returned -13.44% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund’s performance benefited most from its investments in the Utilities sector, which contributed positively to performance. The Fund’s investments in the Industrials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400 Index	Russell MidCap Value Index
Six Months*	-13.44%	-13.51%	-13.36%	-20.47%	-19.02%
One Year	1.52%	1.35%	1.94%	-1.28%	-2.36%
Three Year	3.97%	3.82%	4.34%	4.05%	1.98%
Five Year	0.44%	0.43%	0.21%	2.20%	-0.84%
Since Inception[1]	1.61%	1.68%	1.43%	2.50%	0.31%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Vector Group Ltd.	1.5%
UIL Holdings Corp.	1.2%
Prospect Capital Corp.	1.0%
Potlatch Corp.	1.0%
Medical Properties Trust, Inc.	1.0%
Solar Capital Ltd.	0.9%
National Health Investors, Inc.	0.8%
Healthcare Realty Trust, Inc.	0.8%
ALLETE, Inc.	0.8%
Brandywine Realty Trust	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The Fund returned -17.30% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund’s performance benefited most from its investments in the Utilities sector. The Fund’s investments in the Financials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Dividend Index	Russell 2000 Index	Russell 2000 Value Index
Six Months*	-17.30%	-17.37%	-17.28%	-23.12%	-23.56%
One Year	-3.48%	-3.65%	-3.27%	-3.53%	-5.99%
Three Year	0.09%	0.26%	0.69%	-0.37%	-2.78%
Five Year	-1.98%	-2.02%	-1.98%	-1.02%	-3.08%
Since Inception[1]	-0.58%	-0.62%	-0.54%	-0.03%	-1.65%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic Dividend Funds

Description of Terms and Indices (unaudited)

Below are descriptions of each index referenced in this Report:

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree LargeCap Dividend Index measures the performance of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Dividend Index measures the performance of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Dividend Index measures the performance of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree Equity Income Index measures the performance of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks outside the financial sector.

The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000® Index measures performance of the smallest 2,000 securities in the Russell 3000 Index.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 1000® Value Index is a measure of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Value Index is a capitalization weighted index that measures the small-cap value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000® Value Index is a capitalization weighted index that measures the performance of the value sector of the broad U.S. equity market. The index is a subset of the Russell 3000 Index and consists of those companies or portion of a company, with lower price-to-book ratios and lower forecasted growth within the Russell 3000 Index.

The Russell Midcap® Value Index is a capitalization weighted index that measures the midcap value segment of the U.S. equity universe, selecting from the Russell Midcap Index.

The Dow Jones U.S. Select Dividend Index measures the performance of 100 U.S. dividend-paying companies.

WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index — WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Domestic Dividend Funds	7

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/01/11 to 9/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Annualized Expense Ratio Based on the Period 4/01/11 to 9/30/11	Expenses Paid During the Period† 4/01/11 to 9/30/11
WisdomTree Total Dividend Fund
Actual	$1,000.00	$911.40	0.28%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.28%	$1.43
WisdomTree Equity Income Fund
Actual	$1,000.00	$967.80	0.38%	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$920.90	0.28%	$1.36
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.28%	$1.43
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$948.90	0.38%	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$865.65	0.38%	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.17	0.38%	$1.92
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$827.00	0.38%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.17	0.38%	$1.92
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

WisdomTree Domestic Dividend Funds	9

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.6%
Advertising – 0.1%
Harte-Hanks, Inc.	2,047	$17,359
Omnicom Group, Inc.	3,404	125,403

Total Advertising		142,762
Aerospace/Defense – 2.4%
Alliant Techsystems, Inc.(a)	176	9,594
Boeing Co. (The)	13,923	842,481
General Dynamics Corp.	6,360	361,820
Goodrich Corp.	1,254	151,333
Kaman Corp.(a)	714	19,885
L-3 Communications Holdings, Inc.	1,726	106,960
Lockheed Martin Corp.	10,839	787,345
Northrop Grumman Corp.	6,314	329,338
Raytheon Co.	8,452	345,433
Rockwell Collins, Inc.	1,937	102,196
United Technologies Corp.	14,414	1,014,169

Total Aerospace/Defense		4,070,554
Agriculture – 4.7%
Altria Group, Inc.	90,761	2,433,302
Archer-Daniels-Midland Co.	8,728	216,542
Lorillard, Inc.	5,738	635,196
Philip Morris International, Inc.	55,952	3,490,286
Reynolds American, Inc.	25,165	943,184
Universal Corp.	824	29,549
Vector Group Ltd.(a)	5,183	89,044

Total Agriculture		7,837,103
Apparel – 0.5%
Cherokee, Inc.	936	12,028
Coach, Inc.	2,064	106,977
Columbia Sportswear Co.(a)	451	20,926
Jones Group, Inc. (The)	1,276	11,752
NIKE, Inc. Class B	3,899	333,404
Ralph Lauren Corp.	93	12,062
VF Corp.	2,266	275,364
Wolverine World Wide, Inc.	639	21,247

Total Apparel		793,760
Auto Manufacturers – 0.0%
PACCAR, Inc.(a)	2,271	76,805
Auto Parts & Equipment – 0.2%
Cooper Tire & Rubber Co.	1,428	15,551
Douglas Dynamics, Inc.	792	10,122
Johnson Controls, Inc.	8,144	214,757
Superior Industries International, Inc.(a)	1,101	17,010

Total Auto Parts & Equipment		257,440
Banks – 2.4%
1st Source Corp.	987	20,559
Arrow Financial Corp.(a)	800	17,800
Associated Banc-Corp.	904	8,407
Bancfirst Corp.(a)	445	14,756
BancorpSouth, Inc.	3,165	27,789

Investments	Shares	Fair Value

Bank of America Corp.	22,824	$139,683
Bank of Hawaii Corp.	1,151	41,896
Bank of New York Mellon Corp. (The)	11,012	204,713
BB&T Corp.	11,470	244,655
BOK Financial Corp.	828	38,825
Capital One Financial Corp.(a)	1,701	67,411
Cathay General Bancorp	641	7,295
Chemical Financial Corp.(a)	1,784	27,313
City Holding Co.(a)	619	16,707
Comerica, Inc.	1,450	33,307
Commerce Bancshares, Inc.	1,626	56,504
Community Bank System, Inc.	1,139	25,844
Community Trust Bancorp, Inc.	752	17,514
Cullen/Frost Bankers, Inc.	1,399	64,158
CVB Financial Corp.(a)	4,168	32,052
Fifth Third Bancorp	2,003	20,230
First Busey Corp.	2,276	9,901
First Commonwealth Financial Corp.	1,512	5,594
First Financial Bancorp	668	9,218
First Financial Bankshares, Inc.(a)	670	17,527
First Financial Corp.(a)	489	13,452
FirstMerit Corp.	2,292	26,037
FNB Corp.	4,749	40,699
Fulton Financial Corp.	1,225	9,371
Glacier Bancorp, Inc.	2,607	24,428
Goldman Sachs Group, Inc. (The)	3,365	318,161
Hancock Holding Co.(a)	526	14,086
Huntington Bancshares, Inc.	4,580	21,984
Iberiabank Corp.(a)	581	27,342
International Bancshares Corp.	1,394	18,331
JPMorgan Chase & Co.	13,839	416,831
KeyCorp	3,824	22,676
M&T Bank Corp.	2,946	205,925
MB Financial, Inc.	668	9,833
Morgan Stanley	7,893	106,556
National Penn Bancshares, Inc.(a)	2,461	17,252
NBT Bancorp, Inc.	1,129	21,022
Northern Trust Corp.	3,636	127,187
Old National Bancorp	2,275	21,203
Park National Corp.(a)	778	41,141
Penns Woods Bancorp, Inc.(a)	349	11,430
PNC Financial Services Group, Inc.	2,992	144,184
Prosperity Bancshares, Inc.(a)	660	21,569
Regions Financial Corp.	7,484	24,922
S&T Bancorp, Inc.(a)	697	11,264
S.Y. Bancorp, Inc.	831	15,473
State Street Corp.	215	6,914
Synovus Financial Corp.(a)	5,468	5,851
TCF Financial Corp.(a)	1,093	10,012
TrustCo Bank Corp.(a)	5,540	24,708
Trustmark Corp.(a)	1,525	27,679
U.S. Bancorp(a)	10,726	252,490
UMB Financial Corp.(a)	851	27,300

See Notes to Financial Statements.

10	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2011

Investments	Shares	Fair Value

Umpqua Holdings Corp.(a)	2,043	$17,958
United Bankshares, Inc.(a)	1,654	33,229
Univest Corp. of Pennsylvania(a)	1,663	22,168
Valley National Bancorp(a)	6,272	66,420
Washington Trust Bancorp, Inc.(a)	467	9,237
Wells Fargo & Co.	25,078	604,881
WesBanco, Inc.(a)	898	15,544
Westamerica Bancorp.	538	20,616

Total Banks		4,047,024
Beverages – 3.4%
Brown-Forman Corp. Class A	853	57,970
Brown-Forman Corp. Class B	1,195	83,817
Coca-Cola Co. (The)	45,049	3,043,510
Coca-Cola Enterprises, Inc.	4,689	116,662
Dr. Pepper Snapple Group, Inc.	4,161	161,364
Molson Coors Brewing Co. Class B	2,442	96,728
PepsiCo, Inc.	33,459	2,071,112

Total Beverages		5,631,163
Building Materials – 0.1%
Eagle Materials, Inc.	508	8,458
Lennox International, Inc.	693	17,865
Martin Marietta Materials, Inc.(a)	617	39,007
Masco Corp.(a)	6,015	42,827
Simpson Manufacturing Co., Inc.	529	13,188

Total Building Materials		121,345
Chemicals – 2.2%
A. Schulman, Inc.(a)	373	6,337
Air Products & Chemicals, Inc.	3,294	251,563
Airgas, Inc.	1,048	66,883
Albemarle Corp.	824	33,290
Arch Chemicals, Inc.	485	22,756
Ashland, Inc.	693	30,589
Cabot Corp.	1,224	30,331
Celanese Corp. Series A	479	15,582
CF Industries Holdings, Inc.(a)	83	10,241
Cytec Industries, Inc.	1	35
Dow Chemical Co. (The)	14,701	330,185
E.I. du Pont de Nemours & Co.	21,588	862,872
Eastman Chemical Co.	1,194	81,825
Ecolab, Inc.(a)	2,116	103,451
FMC Corp.	464	32,090
Huntsman Corp.	4,882	47,209
Innophos Holdings, Inc.	514	20,493
International Flavors & Fragrances, Inc.	1,378	77,471
Kronos Worldwide, Inc.	1,664	26,757
Monsanto Co.	6,894	413,916
Mosaic Co. (The)	1,125	55,091
NewMarket Corp.(a)	100	15,187
Olin Corp.	2,971	53,508
PPG Industries, Inc.	3,155	222,932
Praxair, Inc.	4,246	396,916
RPM International, Inc.	3,487	65,207

Sensient Technologies Corp.	992	$32,290
Sherwin-Williams Co. (The)	1,434	106,575
Sigma-Aldrich Corp.(a)	813	50,235
Valhi, Inc.(a)	1,893	102,544
Valspar Corp.	1,456	45,442
Westlake Chemical Corp.	440	15,083

Total Chemicals		3,624,886
Coal – 0.1%
Arch Coal, Inc.	1,733	25,267
Consol Energy, Inc.	1,334	45,263
Peabody Energy Corp.	1,163	39,402
Walter Energy, Inc.	211	12,662

Total Coal		122,594
Commercial Services – 1.3%
ABM Industries, Inc.(a)	1,048	19,975
Advance America, Cash Advance Centers, Inc.(a)	2,278	16,766
Automatic Data Processing, Inc.	10,888	513,369
Deluxe Corp.	2,292	42,631
Equifax, Inc.	1,470	45,188
H&R Block, Inc.(a)	9,493	126,352
Healthcare Services Group, Inc.(a)	2,096	33,829
Hillenbrand, Inc.	1,765	32,476
Iron Mountain, Inc.(a)	1,266	40,031
Landauer, Inc.	358	17,735
Lender Processing Services, Inc.	600	8,214
Lincoln Educational Services Corp.	1,084	8,770
Manpower, Inc.	930	31,267
Mastercard, Inc. Class A	224	71,044
McGrath Rentcorp(a)	834	19,841
Moody’s Corp.	2,708	82,459
Paychex, Inc.	10,128	267,075
Pharmaceutical Product Development, Inc.	2,203	56,529
R.R. Donnelley & Sons Co.	8,303	117,238
Robert Half International, Inc.(a)	2,004	42,525
Rollins, Inc.(a)	1,678	31,395
SEI Investments Co.	1,122	17,256
Service Corp. International	4,322	39,589
Strayer Education, Inc.(a)	334	25,608
Total System Services, Inc.	2,346	39,718
Visa, Inc. Class A(a)	2,936	251,674
Weight Watchers International, Inc.	1,144	66,638
Western Union Co. (The)	5,595	85,548

Total Commercial Services		2,150,740
Computers – 1.9%
Computer Sciences Corp.(a)	1,196	32,113
Diebold, Inc.	1,998	54,965
DST Systems, Inc.	349	15,297
Hewlett-Packard Co.	12,510	280,849
International Business Machines Corp.	16,145	2,825,859
Jack Henry & Associates, Inc.	919	26,633

Total Computers		3,235,716

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	11

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2011

Investments	Shares	Fair Value

Cosmetics/Personal Care – 2.9%
Avon Products, Inc.	9,544	$187,062
Colgate-Palmolive Co.	8,834	783,399
Estee Lauder Cos., Inc. (The) Class A	963	84,590
Procter & Gamble Co. (The)	60,703	3,835,216

Total Cosmetics/Personal Care		4,890,267
Distribution/Wholesale – 0.3%
Fastenal Co.(a)	3,138	104,433
Genuine Parts Co.	3,708	188,366
Owens & Minor, Inc.(a)	1,505	42,862
Pool Corp.	980	25,656
W.W. Grainger, Inc.	823	123,072
Watsco, Inc.	710	36,281

Total Distribution/Wholesale		520,670
Diversified Financial Services – 1.3%
American Express Co.	13,576	609,562
Ameriprise Financial, Inc.	2,394	94,228
BGC Partners, Inc. Class A	4,013	24,198
BlackRock, Inc.	2,009	297,352
Charles Schwab Corp. (The)	11,645	131,239
CME Group, Inc.	664	163,610
Cohen & Steers, Inc.(a)	919	26,421
Discover Financial Services	1,891	43,380
Eaton Vance Corp.(a)	1,877	41,801
Federated Investors, Inc. Class B(a)	2,590	45,403
Franklin Resources, Inc.	1,307	125,001
GFI Group, Inc.	4,612	18,540
Greenhill & Co., Inc.	405	11,579
Jefferies Group, Inc.	1,122	13,924
Legg Mason, Inc.	531	13,652
NYSE Euronext	7,687	178,646
Raymond James Financial, Inc.	1,519	39,433
T. Rowe Price Group, Inc.(a)	3,214	153,533
TD Ameritrade Holding Corp.	3,988	58,644
Waddell & Reed Financial, Inc. Class A(a)	1,683	42,092

Total Diversified Financial Services		2,132,238
Electric – 8.1%
ALLETE, Inc.	1,621	59,377
Alliant Energy Corp.	3,656	141,414
Ameren Corp.	8,986	267,513
American Electric Power Co., Inc.	17,271	656,643
Avista Corp.(a)	1,687	40,235
Black Hills Corp.(a)	1,563	47,890
Central Vermont Public Service Corp.	1,025	36,090
CH Energy Group, Inc.	649	33,858
Cleco Corp.	1,650	56,331
CMS Energy Corp.	7,333	145,120
Consolidated Edison, Inc.	9,851	561,704
Constellation Energy Group, Inc.	4,704	179,034
Dominion Resources, Inc.	18,119	919,902
DPL, Inc.	3,721	112,151
DTE Energy Co.	5,737	281,228

Duke Energy Corp.	51,822	$1,035,922
Edison International	7,894	301,946
Entergy Corp.	5,936	393,497
Exelon Corp.(a)	23,848	1,016,163
FirstEnergy Corp.	15,287	686,539
Great Plains Energy, Inc.	4,324	83,453
Hawaiian Electric Industries, Inc.	4,096	99,451
IDACORP, Inc.	1,325	50,059
Integrys Energy Group, Inc.	3,161	153,688
ITC Holdings Corp.	867	67,132
MDU Resources Group, Inc.	3,805	73,018
MGE Energy, Inc.(a)	887	36,074
NextEra Energy, Inc.	11,485	620,420
Northeast Utilities	4,502	151,492
NorthWestern Corp.	1,578	50,401
NSTAR	3,173	142,182
NV Energy, Inc.	6,397	94,100
OGE Energy Corp.	2,363	112,928
Otter Tail Corp.(a)	1,797	32,885
Pepco Holdings, Inc.	9,593	181,500
PG&E Corp.	10,531	445,567
Pinnacle West Capital Corp.	3,722	159,823
PNM Resources, Inc.(a)	3,037	49,898
Portland General Electric Co.(a)	2,979	70,573
PPL Corp.(a)	18,629	531,672
Progress Energy, Inc.	11,774	608,951
Public Service Enterprise Group, Inc.	15,467	516,134
SCANA Corp.(a)	3,885	157,148
Southern Co.	28,704	1,216,188
TECO Energy, Inc.	7,522	128,852
UIL Holdings Corp.	1,797	59,175
Unisource Energy Corp.	1,317	47,531
Unitil Corp.(a)	1,059	27,195
Westar Energy, Inc.	4,232	111,809
Wisconsin Energy Corp.	4,466	139,741
Xcel Energy, Inc.	14,209	350,820

Total Electric		13,542,417
Electrical Components & Equipment – 0.4%
Acuity Brands, Inc.	438	15,785
AMETEK, Inc.	780	25,717
Emerson Electric Co.	12,934	534,304
Hubbell, Inc. Class B	980	48,549
Molex, Inc.(a)	1,664	33,896
Molex, Inc. Class A	2,817	47,551

Total Electrical Components & Equipment		705,802
Electronics – 0.1%
AVX Corp.	1,937	22,992
Brady Corp. Class A(a)	927	24,501
Gentex Corp.	1,702	40,933
Jabil Circuit, Inc.	3,481	61,927

See Notes to Financial Statements.

12	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2011

Investments	Shares	Fair Value

National Instruments Corp.	1,573	$35,959
PerkinElmer, Inc.	1,307	25,107

Total Electronics		211,419
Engineering & Construction – 0.1%
Fluor Corp.	1,122	52,229
Granite Construction, Inc.	474	8,897
KBR, Inc.	1,025	24,221

Total Engineering & Construction		85,347
Entertainment – 0.1%
Cinemark Holdings, Inc.	4,349	82,109
International Game Technology	2,860	41,556
National CineMedia, Inc.	1,813	26,307
Regal Entertainment Group Class A(a)	4,657	54,673

Total Entertainment		204,645
Environmental Control – 0.4%
Mine Safety Appliances Co.(a)	919	24,776
Nalco Holding Co.	622	21,758
Republic Services, Inc.	7,208	202,256
U.S. Ecology, Inc.	617	9,545
Waste Connections, Inc.	644	21,780
Waste Management, Inc.(a)	11,867	386,390

Total Environmental Control		666,505
Food – 3.1%
B&G Foods, Inc.	2,300	38,364
Campbell Soup Co.(a)	7,771	251,547
ConAgra Foods, Inc.	12,494	302,605
Corn Products International, Inc.	768	30,136
Flowers Foods, Inc.	3,175	61,785
General Mills, Inc.	13,724	527,962
H.J. Heinz Co.	8,234	415,652
Hershey Co. (The)	3,278	194,189
Hormel Foods Corp.	3,927	106,108
J.M. Smucker Co. (The)	1,959	142,792
Kellogg Co.	8,113	431,530
Kraft Foods, Inc. Class A	46,044	1,546,158
Kroger Co. (The)	8,667	190,327
Lancaster Colony Corp.(a)	659	40,206
McCormick & Co., Inc.	2,217	102,337
Ruddick Corp.	661	25,772
Safeway, Inc.	6,322	105,135
Sara Lee Corp.	13,220	216,147
Snyders-Lance, Inc.	687	14,324
SUPERVALU, Inc.(a)	7,321	48,758
Sysco Corp.	14,885	385,521
Tyson Foods, Inc. Class A	2,542	44,129
Weis Markets, Inc.	709	26,276

Total Food		5,247,760
Forest Products & Paper – 0.2%
International Paper Co.	5,733	133,292
MeadWestvaco Corp.	4,495	110,397
PH Glatfelter Co.(a)	906	11,969

Total Forest Products & Paper		255,658

Gas – 1.0%
AGL Resources, Inc.	2,340	$95,332
Atmos Energy Corp.	2,751	89,270
CenterPoint Energy, Inc.	14,261	279,801
Chesapeake Utilities Corp.(a)	430	17,247
Laclede Group, Inc. (The)(a)	1,054	40,842
National Fuel Gas Co.(a)	1,430	69,612
New Jersey Resources Corp.	908	38,654
Nicor, Inc.	1,343	73,878
NiSource, Inc.	10,520	224,918
Northwest Natural Gas Co.(a)	592	26,107
Piedmont Natural Gas Co., Inc.(a)	1,746	50,442
Questar Corp.	3,780	66,944
Sempra Energy	4,980	256,470
South Jersey Industries, Inc.	624	31,044
Southern Union Co.	2,414	97,936
Southwest Gas Corp.	1,002	36,242
UGI Corp.	2,269	59,607
Vectren Corp.	2,979	80,671
WGL Holdings, Inc.(a)	1,294	50,557

Total Gas		1,685,574
Hand/Machine Tools – 0.2%
Kennametal, Inc.(a)	1,054	34,508
Lincoln Electric Holdings, Inc.(a)	1,202	34,870
Regal-Beloit Corp.	457	20,739
Snap-On, Inc.	1,024	45,465
Stanley Black & Decker, Inc.	2,386	117,153

Total Hand/Machine Tools		252,735
Healthcare-Products – 3.7%
Baxter International, Inc.	10,047	564,039
Becton Dickinson and Co.	3,393	248,775
C.R. Bard, Inc.(a)	511	44,733
DENTSPLY International, Inc.(a)	624	19,151
Hill-Rom Holdings, Inc.	656	19,693
Johnson & Johnson	67,896	4,325,654
Medtronic, Inc.	19,330	642,529
Meridian Bioscience, Inc.(a)	1,422	22,382
Patterson Cos., Inc.	1,009	28,888
STERIS Corp.	609	17,825
Stryker Corp.(a)	3,013	142,003
Techne Corp.(a)	440	29,924
Teleflex, Inc.	678	36,456
West Pharmaceutical Services, Inc.(a)	381	14,135

Total Healthcare-Products		6,156,187
Healthcare-Services – 0.4%
Aetna, Inc.	545	19,811
Lincare Holdings, Inc.	1,921	43,223
Quest Diagnostics, Inc.	1,011	49,903
UnitedHealth Group, Inc.	10,762	496,343

Total Healthcare-Services		609,280

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2011

Investments	Shares	Fair Value

Holding Companies-Diversified – 0.0%
Compass Diversified Holdings(a)	3,029	$36,893
Home Builders – 0.1%
D.R. Horton, Inc.	3,331	30,112
KB Home(a)	966	5,661
Lennar Corp. Class A(a)	1,285	17,399
MDC Holdings, Inc.(a)	1,360	23,038
Ryland Group, Inc.(a)	688	7,327
Thor Industries, Inc.	320	7,088

Total Home Builders		90,625
Home Furnishings – 0.0%
Whirlpool Corp.(a)	1,162	57,995
Household Products/Wares – 0.9%
American Greetings Corp. Class A(a)	442	8,177
Avery Dennison Corp.	1,823	45,721
Church & Dwight Co., Inc.	1,286	56,841
Clorox Co. (The)	3,361	222,935
Fortune Brands, Inc.	1,430	77,334
Jarden Corp.	977	27,610
Kimberly-Clark Corp.	12,311	874,204
Scotts Miracle-Gro Co. (The) Class A(a)	708	31,577
Tupperware Brands Corp.	1,102	59,222
WD-40 Co.(a)	616	24,541

Total Household Products/Wares		1,428,162
Housewares – 0.0%
Newell Rubbermaid, Inc.	2,647	31,420
Toro Co. (The)	444	21,876

Total Housewares		53,296
Insurance – 2.5%
Aflac, Inc.	7,552	263,942
Allstate Corp. (The)	10,072	238,606
American Financial Group, Inc.	1,717	53,347
American National Insurance Co.	854	59,140
Amtrust Financial Services, Inc.(a)	1,462	32,544
Aon Corp.	3,097	130,012
Arthur J. Gallagher & Co.	3,457	90,919
Assurant, Inc.	1,506	53,915
Baldwin & Lyons, Inc. Class B	1,119	23,913
Brown & Brown, Inc.	1,969	35,048
Chubb Corp. (The)(a)	5,468	328,025
Cincinnati Financial Corp.(a)	5,935	156,269
Delphi Financial Group, Inc. Class A(a)	350	7,532
Donegal Group, Inc. Class A(a)	1,734	20,877
Erie Indemnity Co. Class A	1,171	83,352
Fidelity National Financial, Inc. Class A	7,874	119,527
First American Financial Corp.	901	11,533
Hanover Insurance Group, Inc. (The)	670	23,785
Harleysville Group, Inc.(a)	1,047	61,626
Hartford Financial Services Group, Inc.	2,573	41,528
HCC Insurance Holdings, Inc.	1,855	50,178
Horace Mann Educators Corp.	3	34

Kemper Corp.	1,820	$43,607
Life Partners Holdings, Inc.	714	4,320
Lincoln National Corp.	1,347	21,054
Loews Corp.	2,133	73,695
Marsh & McLennan Cos., Inc.	12,202	323,841
Mercury General Corp.	2,148	82,376
MetLife, Inc.	12,209	341,974
Old Republic International Corp.	9,824	87,630
Principal Financial Group, Inc.	3,997	90,612
Progressive Corp. (The)	3,277	58,200
Protective Life Corp.	1,764	27,571
Prudential Financial, Inc.	7,152	335,143
Reinsurance Group of America, Inc.	378	17,369
RLI Corp.(a)	409	26,004
Safety Insurance Group, Inc.	617	23,341
Selective Insurance Group, Inc.	1,821	23,764
StanCorp Financial Group, Inc.	920	25,364
State Auto Financial Corp.(a)	1,568	20,619
Symetra Financial Corp.	918	7,482
Torchmark Corp.	1,111	38,730
Tower Group, Inc.	366	8,367
Transatlantic Holdings, Inc.	751	36,439
Travelers Cos., Inc. (The)	8,740	425,900
Universal Insurance Holdings, Inc.	2,461	9,475
Unum Group	3,715	77,866
W.R. Berkley Corp.	1,297	38,508

Total Insurance		4,154,903
Internet – 0.1%
Earthlink, Inc.	5,675	37,058
Expedia, Inc.(a)	1,764	45,423
Nutrisystem, Inc.	1,354	16,397
United Online, Inc.	3,658	19,131

Total Internet		118,009
Investment Companies – 0.4%
Apollo Investment Corp.	14,166	106,528
Ares Capital Corp.	11,170	153,811
Arlington Asset Investment Corp. Class A(a)	944	22,703
BlackRock Kelso Capital Corp.(a)	6,219	45,399
Fifth Street Finance Corp.(a)	3,906	36,404
Gladstone Capital Corp.(a)	2,203	15,113
Golub Capital BDC, Inc.(a)	987	14,657
Main Street Capital Corp.(a)	1,588	28,203
MCG Capital Corp.	3,699	14,648
MVC Capital, Inc.	615	6,439
NGP Capital Resources Co.(a)	1,251	8,182
PennantPark Investment Corp.(a)	3,433	30,622
Prospect Capital Corp.(a)	6,511	54,757
Solar Capital Ltd.	2,290	46,098
TICC Capital Corp.	2,962	24,199
Triangle Capital Corp.	676	10,289

Total Investment Companies		618,052

See Notes to Financial Statements.

14	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2011

Investments	Shares	Fair Value

Iron/Steel – 0.2%
AK Steel Holding Corp.(a)	633	$4,140
Allegheny Technologies, Inc.	1,121	41,466
Carpenter Technology Corp.	892	40,042
Cliffs Natural Resources, Inc.	608	31,111
Nucor Corp.	7,524	238,059
Reliance Steel & Aluminum Co.	705	23,977
Steel Dynamics, Inc.	2,390	23,709
United States Steel Corp.(a)	461	10,147

Total Iron/Steel		412,651
Leisure Time – 0.1%
Callaway Golf Co.(a)	2,039	10,542
Harley-Davidson, Inc.	2,135	73,295
Polaris Industries, Inc.	1,182	59,064

Total Leisure Time		142,901
Lodging – 0.2%
Ameristar Casinos, Inc.	732	11,748
Choice Hotels International, Inc.	1,036	30,790
Marriott International, Inc. Class A(a)	2,345	63,878
Starwood Hotels & Resorts Worldwide, Inc.	850	32,997
Wyndham Worldwide Corp.	1,874	53,428
Wynn Resorts Ltd.	792	91,143

Total Lodging		283,984
Machinery-Construction & Mining – 0.4%
Caterpillar, Inc.	8,644	638,273
Joy Global, Inc.(a)	671	41,857

Total Machinery-Construction & Mining		680,130
Machinery-Diversified – 0.4%
Applied Industrial Technologies, Inc.(a)	976	26,508
Briggs & Stratton Corp.	535	7,228
Cognex Corp.	541	14,666
Cummins, Inc.(a)	1,410	115,141
Deere & Co.	4,474	288,886
Flowserve Corp.(a)	462	34,188
Graco, Inc.	1,223	41,753
IDEX Corp.	1,056	32,905
Nordson Corp.	598	23,765
Rockwell Automation, Inc.	2,047	114,632
Roper Industries, Inc.	457	31,492

Total Machinery-Diversified		731,164
Media – 1.9%
Cablevision Systems Corp. Class A	2,840	44,673
CBS Corp. Class A	871	17,951
CBS Corp. Class B	5,257	107,138
Comcast Corp. Class A(a)	25,243	527,579
Comcast Corp. Special Class A	9,179	189,913
Courier Corp.	1,094	7,155
Factset Research Systems, Inc.	391	34,787
Gannett Co., Inc.	2,360	22,491
John Wiley & Sons, Inc. Class A	521	23,143
McGraw-Hill Cos., Inc. (The)	5,800	237,800

Meredith Corp.(a)	524	$11,863
News Corp. Class A(a)	12,959	200,476
News Corp. Class B	4,584	71,465
Scripps Networks Interactive, Inc. Class A	691	25,684
Time Warner Cable, Inc.	6,121	383,603
Time Warner, Inc.	21,011	629,700
Viacom, Inc. Class A	393	19,005
Viacom, Inc. Class B	5,889	228,140
Walt Disney Co. (The)	12,819	386,621
Washington Post Co. (The) Class B(a)	133	43,487
World Wrestling Entertainment, Inc. Class A(a)	2,367	21,090

Total Media		3,233,764
Metal Fabricate/Hardware – 0.1%
Commercial Metals Co.	2,407	22,891
Kaydon Corp.(a)	517	14,828
Timken Co.	1,161	38,104
Worthington Industries, Inc.	1,620	22,631

Total Metal Fabricate/Hardware		98,454
Mining – 0.8%
Alcoa, Inc.	6,432	61,554
AMCOL International Corp.(a)	610	14,634
Compass Minerals International, Inc.	469	31,320
Freeport-McMoRan Copper & Gold, Inc.	12,106	368,628
Kaiser Aluminum Corp.	525	23,247
Newmont Mining Corp.	3,618	227,572
Royal Gold, Inc.	181	11,595
Southern Copper Corp.	21,942	548,330
Vulcan Materials Co.	1,960	54,018

Total Mining		1,340,898
Miscellaneous Manufacturing – 3.7%
3M Co.	12,377	888,545
A.O. Smith Corp.(a)	246	7,879
Aptargroup, Inc.	674	30,108
Barnes Group, Inc.(a)	975	18,769
Brink’s Co. (The)	563	13,124
Carlisle Cos., Inc.	914	29,138
CLARCOR, Inc.(a)	529	21,890
Crane Co.	1,300	46,397
Danaher Corp.(a)	918	38,501
Donaldson Co., Inc.	663	36,332
Dover Corp.	2,614	121,812
Eaton Corp.	5,681	201,676
General Electric Co.	208,744	3,181,259
Harsco Corp.	1,441	27,941
Honeywell International, Inc.	13,041	572,630
Illinois Tool Works, Inc.	9,263	385,341
ITT Corp.	2,443	102,606
Koppers Holdings, Inc.	537	13,753
Leggett & Platt, Inc.	5,242	103,739
NL Industries, Inc.	2,242	28,092
Pall Corp.	1,297	54,993
Parker Hannifin Corp.	1,614	101,892

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2011

Investments	Shares	Fair Value

Pentair, Inc.(a)	1,548	$49,551
SPX Corp.	621	28,138
Textron, Inc.(a)	1,221	21,538
Trinity Industries, Inc.	1,035	22,159

Total Miscellaneous Manufacturing		6,147,803
Office Furnishings – 0.0%
HNI Corp.(a)	971	18,575
Knoll, Inc.	2	28

Total Office Furnishings		18,603
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.(a)	8,877	166,887
Xerox Corp.	13,771	95,984

Total Office/Business Equipment		262,871
Oil & Gas – 9.2%
Alon USA Energy, Inc.	2,078	12,738
Anadarko Petroleum Corp.	2,072	130,640
Apache Corp.	1,416	113,620
Chesapeake Energy Corp.	5,794	148,037
Chevron Corp.	47,160	4,363,243
Cimarex Energy Co.	284	15,819
ConocoPhillips	35,480	2,246,594
Devon Energy Corp.	2,746	152,238
Diamond Offshore Drilling, Inc.(a)	635	34,760
Energen Corp.	674	27,560
EOG Resources, Inc.	1,249	88,691
EQT Corp.	2,251	120,113
EXCO Resources, Inc.(a)	899	9,637
Exxon Mobil Corp.	88,569	6,432,766
Helmerich & Payne, Inc.	286	11,612
Hess Corp.	1,351	70,873
HollyFrontier Corp.	1,935	50,736
Marathon Oil Corp.	14,545	313,881
Murphy Oil Corp.	2,218	97,947
Noble Energy, Inc.	1,201	85,031
Occidental Petroleum Corp.	9,262	662,233
Patterson-UTI Energy, Inc.	1,425	24,710
Pioneer Natural Resources Co.(a)	2	132
Range Resources Corp.(a)	481	28,119
Sunoco, Inc.	1,536	47,631
Valero Energy Corp.	4,049	71,991

Total Oil & Gas		15,361,352
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	3,441	158,836
Halliburton Co.	5,952	181,655
National Oilwell Varco, Inc.	2,189	112,121
RPC, Inc.(a)	1,446	23,599

Total Oil & Gas Services		476,211
Packaging & Containers – 0.3%
Ball Corp.	972	30,152
Bemis Co., Inc.	2,317	67,911
Greif, Inc. Class A(a)	391	16,770

Greif, Inc. Class B(a)	808	$34,760
Packaging Corp. of America	2,043	47,602
Rock-Tenn Co. Class A	249	12,121
Sealed Air Corp.	2,723	45,474
Silgan Holdings, Inc.	861	31,633
Sonoco Products Co.	2,751	77,661
Temple-Inland, Inc.	1,851	58,066

Total Packaging & Containers		422,150
Pharmaceuticals – 8.1%
Abbott Laboratories	40,335	2,062,732
Allergan, Inc.	701	57,748
AmerisourceBergen Corp.(a)	2,765	103,051
Bristol-Myers Squibb Co.(a)	58,265	1,828,356
Cardinal Health, Inc.	5,328	223,136
Eli Lilly & Co.	45,736	1,690,860
McKesson Corp.	1,954	142,056
Mead Johnson Nutrition Co.	2,000	137,660
Medicis Pharmaceutical Corp. Class A	760	27,725
Merck & Co., Inc.	91,220	2,983,806
Perrigo Co.	488	47,390
Pfizer, Inc.	240,976	4,260,456

Total Pharmaceuticals		13,564,976
Pipelines – 0.5%
El Paso Corp.	1,885	32,950
Oneok, Inc.	2,794	184,516
Spectra Energy Corp.	18,931	464,377
Williams Cos., Inc. (The)	8,593	209,154

Total Pipelines		890,997
Private Equity – 0.0%
Hercules Technology Growth Capital, Inc.	2,843	24,222
REITS – 5.2%
Acadia Realty Trust	1,503	28,106
Agree Realty Corp.(a)	1,075	23,413
Alexander’s, Inc.(a)	77	27,799
Alexandria Real Estate Equities, Inc.	916	56,233
American Campus Communities, Inc.	1,950	72,559
Apartment Investment & Management Co. Class A	1,594	35,259
Associated Estates Realty Corp.	1,057	16,341
AvalonBay Communities, Inc.(a)	2,033	231,864
BioMed Realty Trust, Inc.	3,293	54,565
Boston Properties, Inc.	2,487	221,592
Brandywine Realty Trust(a)	5,026	40,258
BRE Properties, Inc.	1,512	64,018
Camden Property Trust	1,931	106,707
CapLease, Inc.(a)	1,803	6,509
CBL & Associates Properties, Inc.	4,341	49,314
Cedar Shopping Centers, Inc.(a)	1,889	5,875
Chesapeake Lodging Trust	595	7,182
Cogdell Spencer, Inc.(a)	4,466	16,837
Colonial Properties Trust(a)	2,340	42,494
CommonWealth REIT	4,078	77,360

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2011

Investments	Shares	Fair Value

Corporate Office Properties Trust	2,180	$47,480
Cousins Properties, Inc.(a)	2,000	11,700
CubeSmart	1	8
DCT Industrial Trust, Inc.	9,530	41,837
Digital Realty Trust, Inc.(a)	2,497	137,734
Douglas Emmett, Inc.(a)	2,286	39,091
Duke Realty Corp.	10,439	109,609
DuPont Fabros Technology, Inc.(a)	730	14,374
EastGroup Properties, Inc.(a)	1,213	46,264
Education Realty Trust, Inc.(a)	2,277	19,559
Entertainment Properties Trust	2,045	79,714
Equity Lifestyle Properties, Inc.	544	34,109
Equity One, Inc.	3,477	55,145
Equity Residential	5,545	287,619
Essex Property Trust, Inc.	853	102,394
Extra Space Storage, Inc.	1,913	35,639
Federal Realty Investment Trust	1,551	127,818
First Potomac Realty Trust	1,959	24,429
Franklin Street Properties Corp.(a)	3,415	38,624
Getty Realty Corp.(a)	1,437	20,721
Gladstone Commercial Corp.	945	14,818
Glimcher Realty Trust	3,983	28,200
Government Properties Income Trust	1,657	35,642
HCP, Inc.	12,484	437,689
Health Care REIT, Inc.(a)	5,795	271,206
Healthcare Realty Trust, Inc.	2,812	47,382
Hersha Hospitality Trust	5,078	17,570
Highwoods Properties, Inc.(a)	2,536	71,667
Home Properties, Inc.	1,431	81,224
Hospitality Properties Trust	6,958	147,718
Host Hotels & Resorts, Inc.	716	7,833
Inland Real Estate Corp.	4,688	34,222
Investors Real Estate Trust	3,981	28,663
Kilroy Realty Corp.	1,886	59,032
Kimco Realty Corp.	12,828	192,805
Kite Realty Group Trust	3,189	11,672
LaSalle Hotel Properties	693	13,306
Lexington Realty Trust(a)	6,343	41,483
Liberty Property Trust(a)	4,609	134,168
LTC Properties, Inc.(a)	992	25,117
Macerich Co. (The)	4,361	185,909
Mack-Cali Realty Corp.	3,194	85,439
Medical Properties Trust, Inc.	7,380	66,051
Mid-America Apartment Communities, Inc.(a)	968	58,293
Mission West Properties, Inc.	3,775	28,652
Monmouth Real Estate Investment Corp. Class A	3,636	28,833
National Health Investors, Inc.	1,207	50,851
National Retail Properties, Inc.(a)	3,734	100,333
Omega Healthcare Investors, Inc.	4,787	76,257
One Liberty Properties, Inc.	610	8,943
Parkway Properties, Inc.	1,069	11,770
Pennsylvania Real Estate Investment Trust	2,229	17,230
Piedmont Office Realty Trust, Inc. Class A	5,816	94,045

Plum Creek Timber Co., Inc.	5,131	$178,097
Post Properties, Inc.	1,051	36,512
Potlatch Corp.	1,578	49,739
ProLogis, Inc.	10,630	257,777
PS Business Parks, Inc.(a)	716	35,471
Public Storage(a)	3,847	428,363
Ramco-Gershenson Properties Trust(a)	1,135	9,307
Rayonier, Inc.(a)	3,808	140,096
Realty Income Corp.(a)	4,221	136,085
Regency Centers Corp.	2,916	103,022
Saul Centers, Inc.(a)	581	19,644
Senior Housing Properties Trust	6,008	129,412
Simon Property Group, Inc.	6,973	766,891
SL Green Realty Corp.	534	31,052
Sovran Self Storage, Inc.	1,280	47,578
Sun Communities, Inc.	1,300	45,747
Tanger Factory Outlet Centers(a)	2,082	54,153
Taubman Centers, Inc.	1,620	81,502
UDR, Inc.	4,812	106,538
Universal Health Realty Income Trust	827	27,795
Urstadt Biddle Properties, Inc. Class A(a)	529	8,448
Ventas, Inc.	8,754	432,448
Vornado Realty Trust	4,248	316,986
Washington Real Estate Investment Trust	2,483	69,971
Weingarten Realty Investors	4,080	86,374
Weyerhaeuser Co.	3,869	60,163
Winthrop Realty Trust	1,856	16,129

Total REITS		8,647,476
Retail – 6.4%
Abercrombie & Fitch Co. Class A	949	58,420
Advance Auto Parts, Inc.	459	26,668
American Eagle Outfitters, Inc.	3,359	39,368
Best Buy Co., Inc.(a)	4,688	109,230
Bob Evans Farms, Inc.	681	19,422
Brinker International, Inc.	2,381	49,811
Buckle, Inc. (The)(a)	873	33,576
Casey’s General Stores, Inc.(a)	222	9,690
Cato Corp. (The) Class A	997	22,492
Chico’s FAS, Inc.	1,339	15,305
Costco Wholesale Corp.	3,709	304,583
Cracker Barrel Old Country Store, Inc.	415	16,633
CVS Caremark Corp.	10,005	335,968
Darden Restaurants, Inc.	2,666	113,972
Family Dollar Stores, Inc.	1,292	65,711
Foot Locker, Inc.	3,906	78,472
Gap, Inc. (The)	7,978	129,563
Guess?, Inc.	983	28,006
Home Depot, Inc.	32,104	1,055,258
HOT Topic, Inc.(a)	1,579	12,048
J.C. Penney Co., Inc.(a)	4,290	114,886
Lowe’s Cos., Inc.	17,050	329,747
Ltd. Brands, Inc.	4,667	179,726
Macy’s, Inc.	2,578	67,853

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2011

Investments	Shares	Fair Value

McDonald’s Corp.	24,071	$2,113,915
Men’s Wearhouse, Inc. (The)(a)	1,023	26,680
MSC Industrial Direct Co. Class A	528	29,811
Nordstrom, Inc.(a)	2,922	133,477
Nu Skin Enterprises, Inc. Class A	1,131	45,828
PetSmart, Inc.	1,273	54,293
PF Chang’s China Bistro, Inc.(a)	558	15,200
RadioShack Corp.(a)	1,613	18,743
Ross Stores, Inc.	993	78,139
Staples, Inc.	7,862	104,565
Starbucks Corp.	8,309	309,843
Target Corp.	8,549	419,243
Tiffany & Co.(a)	1,381	83,992
TJX Cos., Inc.	4,011	222,490
Walgreen Co.	12,187	400,830
Wal-Mart Stores, Inc.	57,722	2,995,772
Wendy’s Co. (The)	7,142	32,782
Williams-Sonoma, Inc.	1,551	47,755
Yum! Brands, Inc.	6,825	337,087

Total Retail		10,686,853
Savings & Loans – 0.5%
Astoria Financial Corp.	3,420	26,300
Brookline Bancorp, Inc.(a)	2,056	15,852
Capitol Federal Financial, Inc.	9,284	98,039
Dime Community Bancshares, Inc.	1,432	14,506
First Niagara Financial Group, Inc.	7,623	69,750
Hudson City Bancorp, Inc.	16,867	95,467
New York Community Bancorp, Inc.	17,168	204,299
Northwest Bancshares, Inc.	2,945	35,075
OceanFirst Financial Corp.(a)	1,534	17,902
Oritani Financial Corp.	2,050	26,363
People’s United Financial, Inc.	11,539	131,545
Provident Financial Services, Inc.(a)	1,809	19,447
Roma Financial Corp.	1,520	12,388
Washington Federal, Inc.(a)	1,343	17,110

Total Savings & Loans		784,043
Semiconductors – 2.7%
Altera Corp.	1,721	54,263
Analog Devices, Inc.	5,140	160,625
Applied Materials, Inc.	19,489	201,711
Broadcom Corp. Class A	2,178	72,506
Intel Corp.	134,788	2,875,028
Intersil Corp. Class A	3,385	34,832
KLA-Tencor Corp.	2,816	107,796
Linear Technology Corp.	4,539	125,503
Maxim Integrated Products, Inc.	7,540	175,908
Microchip Technology, Inc.(a)	5,471	170,203
Texas Instruments, Inc.(a)	13,385	356,710
Xilinx, Inc.	4,340	119,090

Total Semiconductors		4,454,175

Software – 2.7%
Activision Blizzard, Inc.	11,690	$139,111
American Software, Inc. Class A	2,211	16,030
Blackbaud, Inc.(a)	979	21,802
Broadridge Financial Solutions, Inc.	2,826	56,915
CA, Inc.	2,585	50,175
Computer Programs & Systems, Inc.	439	29,040
Dun & Bradstreet Corp.	516	31,610
Fidelity National Information Services, Inc.	1,740	42,317
Microsoft Corp.	140,374	3,493,909
Oracle Corp.	23,480	674,815
Quality Systems, Inc.(a)	289	28,033

Total Software		4,583,757
Telecommunications – 8.3%
ADTRAN, Inc.	684	18,099
Alaska Communications Systems Group, Inc.(a)	3,084	20,231
AT&T, Inc.	243,154	6,934,752
CenturyLink, Inc.	22,553	746,955
Comtech Telecommunications Corp.	535	15,028
Consolidated Communications Holdings, Inc.	2,180	39,349
Corning, Inc.	12,141	150,063
Frontier Communications Corp.	56,236	343,602
Harris Corp.(a)	1,958	66,905
NTELOS Holdings Corp.(a)	2,410	42,729
QUALCOMM, Inc.	17,954	873,103
Telephone & Data Systems, Inc.(a)	833	17,701
Telephone & Data Systems, Inc. Special Shares	1,049	20,739
Tellabs, Inc.	2,492	10,691
Verizon Communications, Inc.	113,619	4,181,179
Virgin Media, Inc.	1,585	38,595
Windstream Corp.(a)	24,481	285,448

Total Telecommunications		13,805,169
Textiles – 0.0%
Cintas Corp.	1,625	45,728
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	2,089	68,123
Mattel, Inc.	8,552	221,411

Total Toys/Games/Hobbies		289,534
Transportation – 1.4%
Alexander & Baldwin, Inc.(a)	1,191	43,507
C.H. Robinson Worldwide, Inc.(a)	1,562	106,950
Con-way, Inc.	554	12,260
CSX Corp.	13,347	249,189
Expeditors International of Washington, Inc.	1,168	47,362
FedEx Corp.	1,276	86,360
International Shipholding Corp.(a)	856	15,827
JB Hunt Transport Services, Inc.	1,228	44,355
Knight Transportation, Inc.	473	6,296
Norfolk Southern Corp.	6,006	366,486
Overseas Shipholding Group, Inc.(a)	901	12,380
Ryder System, Inc.	966	36,235

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

September 30, 2011

Investments	Shares	Fair Value

Tidewater, Inc.	783	$32,925
Union Pacific Corp.	5,855	478,178
United Parcel Service, Inc. Class B	13,644	861,619

Total Transportation		2,399,929
Trucking & Leasing – 0.0%
GATX Corp.	1,074	33,283
TAL International Group, Inc.(a)	970	24,192

Total Trucking & Leasing		57,475
Water – 0.2%
American States Water Co.(a)	815	27,653
American Water Works Co., Inc.	4,345	131,132
Aqua America, Inc.	2,513	54,205
California Water Service Group	1,738	30,780
Connecticut Water Service, Inc.	720	18,014
Middlesex Water Co.(a)	1,155	19,716
SJW Corp.	610	13,280

Total Water		294,780
TOTAL COMMON STOCKS (Cost: $160,082,587)		165,978,381
EXCHANGE-TRADED FUND – 0.2%
WisdomTree Total Earnings Fund(a)(b) (Cost: $294,731)	7,948	320,384
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $7,114)	7,114	7,114
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.6%
MONEY MARKET FUND – 7.6%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $12,720,081)(e)	12,720,081	12,720,081
TOTAL INVESTMENTS IN SECURITIES – 107.4% (Cost: $173,104,513)(f)		179,025,960
Liabilities in Excess of Other Assets – (7.4)%		(12,394,805)

NET ASSETS – 100.0%		$166,631,155
(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $12,433,814 and the total market value of the collateral held by the Fund was $12,720,081.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.6%
Aerospace/Defense – 1.3%
Lockheed Martin Corp.	32,054	$2,328,402
Raytheon Co.	25,380	1,037,281

Total Aerospace/Defense		3,365,683
Agriculture – 8.6%
Altria Group, Inc.	265,412	7,115,696
Lorillard, Inc.	16,941	1,875,369
Philip Morris International, Inc.	161,893	10,098,885
Reynolds American, Inc.	73,034	2,737,314
Universal Corp.	2,293	82,227
Vector Group Ltd.(a)	14,010	240,692

Total Agriculture		22,150,183
Auto Parts & Equipment – 0.0%
Douglas Dynamics, Inc.	1,782	22,774
Superior Industries International, Inc.(a)	1,726	26,667

Total Auto Parts & Equipment		49,441
Banks – 0.9%
1st Source Corp.(a)	1,620	33,745
Arrow Financial Corp.(a)	1,005	22,361
BancorpSouth, Inc.	9,782	85,886
Bank of Hawaii Corp.	3,889	141,560
Bryn Mawr Bank Corp.(a)	669	11,085
Capital City Bank Group, Inc.(a)	1,116	11,606
Chemical Financial Corp.(a)	2,041	31,248
City Holding Co.(a)	1,485	40,080
Community Bank System, Inc.	2,537	57,564
Community Trust Bancorp, Inc.	1,354	31,535
Cullen/Frost Bankers, Inc.(a)	3,878	177,845
CVB Financial Corp.(a)	10,240	78,746
First Busey Corp.(a)	4,132	17,974
First Interstate Bancsystem, Inc.	817	8,750
First of Long Island Corp. (The)(a)	492	11,149
FirstMerit Corp.	6,823	77,509
FNB Corp.(a)	11,817	101,272
Glacier Bancorp, Inc.	6,064	56,820
Great Southern Bancorp, Inc.(a)	683	11,461
M&T Bank Corp.	8,453	590,865
NBT Bancorp, Inc.	2,405	44,781
Park National Corp.(a)	1,725	91,218
Renasant Corp.(a)	2,422	30,832
Southside Bancshares, Inc.	914	16,461
Sterling Bancorp(a)	1,723	12,509
Tompkins Financial Corp.(a)	817	29,232
TrustCo Bank Corp.(a)	6,970	31,086
Trustmark Corp.(a)	4,989	90,550
United Bankshares, Inc.(a)	4,075	81,867
Univest Corp. of Pennsylvania(a)	1,772	23,621
Valley National Bancorp(a)	18,430	195,174
Washington Trust Bancorp, Inc.(a)	1,314	25,991
WesBanco, Inc.(a)	1,621	28,059

Total Banks		2,300,442

Investments	Shares	Fair Value

Chemicals – 1.1%
E.I. du Pont de Nemours & Co.	62,726	$2,507,158
Olin Corp.	6,469	116,507
RPM International, Inc.	10,485	196,069

Total Chemicals		2,819,734
Commercial Services – 1.4%
Advance America, Cash Advance Centers, Inc.(a)	5,904	43,453
Automatic Data Processing, Inc.	31,597	1,489,799
CPI Corp.(a)	415	2,573
Deluxe Corp.	5,073	94,358
Electro Rent Corp.(a)	2,291	31,639
H&R Block, Inc.(a)	29,862	397,463
Healthcare Services Group, Inc.(a)	5,662	91,385
Hillenbrand, Inc.	4,842	89,093
Landauer, Inc.(a)	701	34,727
Lincoln Educational Services Corp.	2,534	20,500
McGrath Rentcorp(a)	1,645	39,135
Paychex, Inc.	30,642	808,029
R.R. Donnelley & Sons Co.(a)	25,199	355,810

Total Commercial Services		3,497,964
Computers – 0.1%
Diebold, Inc.	4,704	129,407
Cosmetics/Personal Care – 4.3%
Procter & Gamble Co. (The)	175,384	11,080,761
Distribution/Wholesale – 0.2%
Genuine Parts Co.	10,612	539,090
Watsco, Inc.	1,901	97,141

Total Distribution/Wholesale		636,231
Diversified Financial Services – 0.3%
BGC Partners, Inc. Class A	9,817	59,196
Federated Investors, Inc. Class B(a)	7,771	136,226
GFI Group, Inc.(a)	11,573	46,523
NYSE Euronext	22,045	512,326
Westwood Holdings Group, Inc.	562	19,417

Total Diversified Financial Services		773,688
Electric – 14.9%
ALLETE, Inc.	3,608	132,161
Alliant Energy Corp.	9,963	385,369
Ameren Corp.	26,918	801,349
American Electric Power Co., Inc.	51,005	1,939,210
Avista Corp.(a)	4,836	115,339
Black Hills Corp.(a)	3,874	118,699
Central Vermont Public Service Corp.	1,370	48,238
CH Energy Group, Inc.(a)	1,464	76,377
Cleco Corp.	4,120	140,657
CMS Energy Corp.	22,919	453,567
Consolidated Edison, Inc.	29,183	1,664,015
Constellation Energy Group, Inc.	14,723	560,357
Dominion Resources, Inc.	52,562	2,668,573
DPL, Inc.	11,951	360,203
DTE Energy Co.	17,249	845,546

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2011

Investments	Shares	Fair Value

Duke Energy Corp.	152,599	$3,050,454
Edison International	22,575	863,494
Entergy Corp.	17,787	1,179,100
Exelon Corp.(a)	70,382	2,998,977
FirstEnergy Corp.	38,778	1,741,520
Great Plains Energy, Inc.(a)	12,133	234,167
Hawaiian Electric Industries, Inc.	10,887	264,336
IDACORP, Inc.	3,329	125,770
Integrys Energy Group, Inc.	8,975	436,364
MDU Resources Group, Inc.	13,030	250,046
MGE Energy, Inc.(a)	1,723	70,074
NextEra Energy, Inc.	33,892	1,830,846
Northeast Utilities(a)	11,988	403,396
NorthWestern Corp.	3,609	115,271
NSTAR	8,795	394,104
NV Energy, Inc.	16,963	249,526
OGE Energy Corp.	6,583	314,602
Otter Tail Corp.(a)	4,270	78,141
Pepco Holdings, Inc.	27,697	524,027
PG&E Corp.	31,209	1,320,453
Pinnacle West Capital Corp.	11,553	496,086
PNM Resources, Inc.(a)	7,204	118,362
Portland General Electric Co.	7,390	175,069
PPL Corp.	55,516	1,584,427
Progress Energy, Inc.	34,487	1,783,668
Public Service Enterprise Group, Inc.	45,800	1,528,346
SCANA Corp.(a)	12,396	501,418
Southern Co.	84,028	3,560,266
TECO Energy, Inc.	21,512	368,500
UIL Holdings Corp.(a)	5,794	190,796
Unisource Energy Corp.	2,978	107,476
Unitil Corp.(a)	1,505	38,648
Westar Energy, Inc.(a)	11,462	302,826
Xcel Energy, Inc.	40,961	1,011,327

Total Electric		38,521,543
Electrical Components & Equipment – 0.0%
Molex, Inc. Class A	6,243	105,382
Electronics – 0.0%
DDi Corp.	1,212	8,775
Entertainment – 0.2%
Cinemark Holdings, Inc.	11,265	212,683
National CineMedia, Inc.	4,957	71,926
Regal Entertainment Group Class A(a)	13,210	155,086

Total Entertainment		439,695
Environmental Control – 0.5%
Mine Safety Appliances Co.(a)	2,389	64,407
U.S. Ecology, Inc.	1,862	28,805
Waste Management, Inc.(a)	34,298	1,116,743

Total Environmental Control		1,209,955
Food – 4.5%
B&G Foods, Inc.	4,982	83,100

Campbell Soup Co.(a)	23,405	757,620
ConAgra Foods, Inc.	37,453	$907,112
General Mills, Inc.	40,876	1,572,500
H.J. Heinz Co.	23,803	1,201,576
Ingles Markets, Inc. Class A	1,238	17,629
Kellogg Co.	24,316	1,293,368
Kraft Foods, Inc. Class A	133,504	4,483,064
SUPERVALU, Inc.(a)	18,894	125,834
Sysco Corp.	43,147	1,117,507
Village Super Market, Inc. Class A(a)	379	9,073

Total Food		11,568,383
Forest Products & Paper – 0.1%
MeadWestvaco Corp.	14,382	353,222
Gas – 1.4%
AGL Resources, Inc.	8,008	326,246
Atmos Energy Corp.	8,201	266,122
CenterPoint Energy, Inc.	43,020	844,052
Chesapeake Utilities Corp.(a)	647	25,951
Laclede Group, Inc. (The)(a)	2,314	89,668
New Jersey Resources Corp.	2,851	121,367
Nicor, Inc.	3,582	197,046
NiSource, Inc.	31,071	664,298
Northwest Natural Gas Co.(a)	2,260	99,666
Piedmont Natural Gas Co., Inc.(a)	5,663	163,604
Questar Corp.(a)	12,227	216,540
UGI Corp.	7,314	192,139
Vectren Corp.	9,195	249,001
WGL Holdings, Inc.(a)	4,441	173,510

Total Gas		3,629,210
Healthcare-Products – 4.9%
Johnson & Johnson	196,143	12,496,271
Meridian Bioscience, Inc.(a)	2,277	35,840

Total Healthcare-Products		12,532,111
Holding Companies-Diversified – 0.0%
Compass Diversified Holdings(a)	7,513	91,508
Home Builders – 0.0%
MDC Holdings, Inc.(a)	3,606	61,086
Household Products/Wares – 1.3%
Clorox Co. (The)	10,183	675,439
Ennis, Inc.(a)	2,387	31,174
Kimberly-Clark Corp.(a)	35,806	2,542,584

Total Household Products/Wares		3,249,197
Insurance – 1.2%
American National Insurance Co.	1,896	131,298
Arthur J. Gallagher & Co.	9,659	254,032
Baldwin & Lyons, Inc. Class B	1,079	23,058
Cincinnati Financial Corp.(a)	16,958	446,504
EMC Insurance Group, Inc.(a)	1,050	19,320
Fidelity National Financial, Inc. Class A	24,241	367,978
Harleysville Group, Inc.(a)	2,163	127,314
Kansas City Life Insurance Co.	667	20,590

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2011

Investments	Shares	Fair Value

Kemper Corp.	4,523	$108,371
Life Partners Holdings, Inc.(a)	2,133	12,905
Marsh & McLennan Cos., Inc.	35,192	933,996
Mercury General Corp.	6,329	242,717
Old Republic International Corp.	27,701	247,093
Safety Insurance Group, Inc.	1,506	56,972
State Auto Financial Corp.(a)	3,090	40,634

Total Insurance		3,032,782
Internet – 0.1%
Earthlink, Inc.	16,797	109,684
Nutrisystem, Inc.(a)	1,511	18,298
United Online, Inc.	10,982	57,436

Total Internet		185,418
Investment Companies – 0.6%
Apollo Investment Corp.	40,902	307,583
Ares Capital Corp.	34,589	476,291
BlackRock Kelso Capital Corp.(a)	16,201	118,267
Fifth Street Finance Corp.(a)	12,090	112,679
Gladstone Capital Corp.(a)	2,579	17,692
Golub Capital BDC, Inc.(a)	2,291	34,021
Main Street Capital Corp.(a)	2,808	49,870
MCG Capital Corp.(a)	10,752	42,578
MVC Capital, Inc.	2,387	24,992
PennantPark Investment Corp.(a)	6,991	62,360
Prospect Capital Corp.(a)	19,836	166,821
Solar Capital Ltd.	7,625	153,491
TICC Capital Corp.(a)	4,150	33,905
Triangle Capital Corp.(a)	2,315	35,234

Total Investment Companies		1,635,784
Iron/Steel – 0.3%
Nucor Corp.	21,656	685,196
Media – 0.0%
World Wrestling Entertainment, Inc. Class A(a)	5,756	51,286
Mining – 0.6%
Southern Copper Corp.	64,895	1,621,726
Miscellaneous Manufacturing – 0.2%
Harsco Corp.	5,278	102,340
Leggett & Platt, Inc.(a)	14,635	289,627
NL Industries, Inc.	4,445	55,696

Total Miscellaneous Manufacturing		447,663
Office Furnishings – 0.0%
HNI Corp.(a)	2,659	50,867
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.(a)	25,421	477,915
Oil & Gas – 7.4%
Chevron Corp.	136,444	12,623,799
ConocoPhillips	102,748	6,506,003

Total Oil & Gas		19,129,802
Packaging & Containers – 0.1%
Sonoco Products Co.(a)	7,093	200,235

Pharmaceuticals – 14.4%
Abbott Laboratories(a)	117,220	$5,994,631
Bristol-Myers Squibb Co.(a)	170,496	5,350,164
Eli Lilly & Co.	133,240	4,925,883
Merck & Co., Inc.	264,743	8,659,744
Pfizer, Inc.	698,527	12,349,957

Total Pharmaceuticals		37,280,379
Pipelines – 0.7%
Oneok, Inc.	7,898	521,584
Spectra Energy Corp.	54,784	1,343,851

Total Pipelines		1,865,435
Private Equity – 0.0%
Hercules Technology Growth Capital, Inc.(a)	6,024	51,324
REITS – 8.5%
Acadia Realty Trust	4,042	75,585
Agree Realty Corp.(a)	1,507	32,822
American Campus Communities, Inc.	5,906	219,762
Associated Estates Realty Corp.	3,296	50,956
AvalonBay Communities, Inc.(a)	5,827	664,569
BioMed Realty Trust, Inc.(a)	10,956	181,541
Brandywine Realty Trust(a)	15,312	122,649
BRE Properties, Inc.	4,805	203,444
Camden Property Trust	5,015	277,129
CapLease, Inc.(a)	5,153	18,602
CBL & Associates Properties, Inc.(a)	12,779	145,169
Cedar Shopping Centers, Inc.(a)	6,689	20,803
Chesapeake Lodging Trust	1,343	16,210
Cogdell Spencer, Inc.(a)	6,829	25,745
Colonial Properties Trust(a)	5,633	102,295
CommonWealth REIT	12,060	228,778
Corporate Office Properties Trust	6,678	145,447
DCT Industrial Trust, Inc.(a)	24,769	108,736
Digital Realty Trust, Inc.(a)	7,503	413,866
Duke Realty Corp.	31,963	335,612
EastGroup Properties, Inc.(a)	2,809	107,135
Entertainment Properties Trust(a)	5,528	215,481
Equity One, Inc.	10,882	172,589
Essex Property Trust, Inc.(a)	2,437	292,538
Federal Realty Investment Trust(a)	4,570	376,614
First Potomac Realty Trust	5,408	67,438
Franklin Street Properties Corp.(a)	10,518	118,959
Getty Realty Corp.(a)	4,016	57,911
Glimcher Realty Trust(a)	9,389	66,474
Government Properties Income Trust(a)	4,990	107,335
HCP, Inc.(a)	36,448	1,277,867
Health Care REIT, Inc.(a)	17,622	824,710
Healthcare Realty Trust, Inc.	7,973	134,345
Hersha Hospitality Trust	9,131	31,593
Highwoods Properties, Inc.(a)	8,615	243,460
Home Properties, Inc.	3,378	191,735
Hospitality Properties Trust	21,672	460,097
Inland Real Estate Corp.(a)	12,471	91,038

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2011

Investments	Shares	Fair Value

Investors Real Estate Trust	12,645	$91,044
Kilroy Realty Corp.(a)	4,561	142,759
Kimco Realty Corp.(a)	36,653	550,895
Kite Realty Group Trust	6,045	22,125
Lexington Realty Trust(a)	15,879	103,849
Liberty Property Trust(a)	14,811	431,148
LTC Properties, Inc.(a)	3,320	84,062
Macerich Co. (The)(a)	12,483	532,150
Mack-Cali Realty Corp.(a)	9,792	261,936
Medical Properties Trust, Inc.(a)	17,486	156,500
Mid-America Apartment Communities, Inc.(a)	2,832	170,543
Monmouth Real Estate Investment Corp. Class A(a)	4,181	33,155
National Health Investors, Inc.(a)	3,245	136,712
National Retail Properties, Inc.(a)	10,343	277,916
Omega Healthcare Investors, Inc.	14,407	229,504
Pennsylvania Real Estate Investment Trust	4,992	38,588
Piedmont Office Realty Trust, Inc. Class A	18,136	293,259
Plum Creek Timber Co., Inc.(a)	15,596	541,337
Potlatch Corp.	5,259	165,764
ProLogis, Inc.	30,497	739,552
PS Business Parks, Inc.(a)	1,647	81,592
Public Storage(a)	11,535	1,284,422
Ramco-Gershenson Properties Trust(a)	4,716	38,671
Rayonier, Inc.	10,656	392,034
Realty Income Corp.(a)	12,659	408,126
Regency Centers Corp.(a)	7,832	276,705
Saul Centers, Inc.(a)	1,217	41,147
Senior Housing Properties Trust	19,039	410,100
Simon Property Group, Inc.	20,340	2,236,993
Sovran Self Storage, Inc.(a)	2,837	105,451
Sun Communities, Inc.(a)	3,163	111,306
Tanger Factory Outlet Centers, Inc.(a)	5,366	139,570
Taubman Centers, Inc.	4,157	209,139
UDR, Inc.	12,531	277,436
Universal Health Realty Income Trust	1,747	58,717
Urstadt Biddle Properties, Inc. Class A(a)	2,716	43,375
Ventas, Inc.(a)	25,658	1,267,505
Vornado Realty Trust(a)	12,242	913,498
Washington Real Estate Investment Trust(a)	7,869	221,748
Weingarten Realty Investors(a)	11,268	238,544
Winthrop Realty Trust(a)	2,395	20,813

Total REITS		22,006,729
Retail – 0.1%
Foot Locker, Inc.	10,461	210,161
HOT Topic, Inc.(a)	3,506	26,751

Total Retail		236,912
Savings & Loans – 0.8%
Astoria Financial Corp.	7,934	61,012
Berkshire Hills Bancorp, Inc.(a)	1,065	19,671
Brookline Bancorp, Inc.(a)	3,960	30,532
Capitol Federal Financial, Inc.	28,070	296,419
Dime Community Bancshares, Inc.	2,710	27,452

First Niagara Financial Group, Inc.	18,298	$167,427
Flushing Financial Corp.(a)	2,421	26,147
Hudson City Bancorp, Inc.	52,827	299,001
New York Community Bancorp, Inc.(a)	50,582	601,926
Northwest Bancshares, Inc.	8,122	96,733
OceanFirst Financial Corp.(a)	1,196	13,957
Oritani Financial Corp.	3,250	41,795
People’s United Financial, Inc.	34,118	388,945
Provident Financial Services, Inc.(a)	3,835	41,226
Roma Financial Corp.	1,763	14,368

Total Savings & Loans		2,126,611
Semiconductors – 3.6%
Intel Corp.	390,592	8,331,328
Intersil Corp. Class A	8,356	85,983
Maxim Integrated Products, Inc.(a)	21,537	502,458
Microchip Technology, Inc.(a)	15,611	485,658

Total Semiconductors		9,405,427
Telecommunications – 14.2%
Alaska Communications Systems Group, Inc.(a)	7,163	46,989
AT&T, Inc.	706,072	20,137,174
CenturyLink, Inc.	65,298	2,162,670
Comtech Telecommunications Corp.	1,760	49,438
Consolidated Communications Holdings, Inc.	5,208	94,004
Frontier Communications Corp.(a)	165,137	1,008,987
IDT Corp. Class B	832	16,973
NTELOS Holdings Corp.(a)	5,099	90,405
Verizon Communications, Inc.	329,341	12,119,749
Windstream Corp.(a)	70,620	823,429

Total Telecommunications		36,549,818
Toys/Games/Hobbies – 0.2%
Mattel, Inc.	24,488	633,994
Transportation – 0.1%
Alexander & Baldwin, Inc.(a)	2,821	103,051
Overseas Shipholding Group, Inc.(a)	3,044	41,825

Total Transportation		144,876
Trucking & Leasing – 0.1%
GATX Corp.	3,097	95,976
TAL International Group, Inc.(a)	2,916	72,725

Total Trucking & Leasing		168,701
Water – 0.2%
American Water Works Co., Inc.	12,819	386,877
California Water Service Group	2,248	39,812
Connecticut Water Service, Inc.(a)	525	13,136
Middlesex Water Co.(a)	1,329	22,686
York Water Co.	653	10,566

Total Water		473,077
TOTAL COMMON STOCKS (Cost: $265,282,922)		257,035,558

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

s

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

September 30, 2011

Investments	Shares	Fair Value

EXCHANGE-TRADED FUND – 0.1%
WisdomTree Total Dividend Fund(a)(b) (Cost: $343,161)	7,600	$336,224
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $23,437)	23,437	23,437
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.2%
MONEY MARKET FUND – 14.2%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $36,516,959)(e)	36,516,959	36,516,959
TOTAL INVESTMENTS IN SECURITIES – 113.9% (Cost: $302,166,479)(f)		293,912,178
Liabilities in Excess of Other Assets – (13.9)%		(35,884,909)

NET ASSETS – 100.0%		$258,027,269
(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $35,804,340 and the total market value of the collateral held by the Fund was $36,516,959.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.8%
Advertising – 0.1%
Omnicom Group, Inc.	17,923	$660,283
Aerospace/Defense – 2.8%
Boeing Co. (The)	68,249	4,129,747
General Dynamics Corp.	32,060	1,823,893
Goodrich Corp.	6,045	729,511
L-3 Communications Holdings, Inc.	8,942	554,136
Lockheed Martin Corp.	54,874	3,986,047
Northrop Grumman Corp.	30,482	1,589,941
Raytheon Co.	43,408	1,774,085
Rockwell Collins, Inc.	9,489	500,640
United Technologies Corp.	70,916	4,989,650

Total Aerospace/Defense		20,077,650
Agriculture – 5.4%
Altria Group, Inc.	456,168	12,229,864
Archer-Daniels-Midland Co.	44,313	1,099,405
Lorillard, Inc.	29,282	3,241,517
Philip Morris International, Inc.	277,533	17,312,509
Reynolds American, Inc.	125,241	4,694,033

Total Agriculture		38,577,328
Airlines – 0.0%
Southwest Airlines Co.	4,178	33,591
Apparel – 0.5%
Coach, Inc.	10,729	556,084
NIKE, Inc. Class B	19,314	1,651,540
Ralph Lauren Corp.	960	124,512
VF Corp.	11,089	1,347,536

Total Apparel		3,679,672
Auto Manufacturers – 0.1%
PACCAR, Inc.(a)	10,993	371,783
Auto Parts & Equipment – 0.1%
Johnson Controls, Inc.(a)	40,020	1,055,327
Banks – 2.0%
Bank of America Corp.	113,632	695,428
Bank of New York Mellon Corp. (The)	54,081	1,005,366
BB&T Corp.(a)	56,044	1,195,419
Capital One Financial Corp.(a)	7,826	310,144
Comerica, Inc.	5,818	133,639
Fifth Third Bancorp(a)	8,266	83,487
Goldman Sachs Group, Inc. (The)(a)	15,281	1,444,819
JPMorgan Chase & Co.	68,527	2,064,033
KeyCorp	15,944	94,548
M&T Bank Corp.	14,555	1,017,394
Morgan Stanley	40,280	543,780
Northern Trust Corp.(a)	17,669	618,062
PNC Financial Services Group, Inc.	12,686	611,338
Regions Financial Corp.	28,493	94,882
State Street Corp.	2,257	72,585
SunTrust Banks, Inc.	2,870	51,516
Investments	Shares	Fair Value

U.S. Bancorp(a)	53,003	$1,247,691
Wells Fargo & Co.	124,059	2,992,303

Total Banks		14,276,434
Beverages – 3.8%
Coca-Cola Co. (The)	223,789	15,119,185
Coca-Cola Enterprises, Inc.	22,639	563,258
Dr. Pepper Snapple Group, Inc.	21,238	823,610
Molson Coors Brewing Co. Class B	13,258	525,149
PepsiCo, Inc.	165,338	10,234,422

Total Beverages		27,265,624
Chemicals – 2.0%
Air Products & Chemicals, Inc.	16,620	1,269,269
CF Industries Holdings, Inc.(a)	750	92,543
Dow Chemical Co. (The)	73,652	1,654,224
E.I. du Pont de Nemours & Co.	108,398	4,332,668
Ecolab, Inc.(a)	10,232	500,243
Monsanto Co.	35,320	2,120,613
Mosaic Co. (The)	4,821	236,084
PPG Industries, Inc.	15,712	1,110,210
Praxair, Inc.	21,092	1,971,680
Sherwin-Williams Co. (The)	6,920	514,294
Sigma-Aldrich Corp.(a)	4,227	261,186

Total Chemicals		14,063,014
Coal – 0.1%
Consol Energy, Inc.	7,405	251,252
Peabody Energy Corp.	5,355	181,427

Total Coal		432,679
Commercial Services – 0.9%
Automatic Data Processing, Inc.	53,791	2,536,246
Mastercard, Inc. Class A	992	314,623
Moody’s Corp.(a)	12,733	387,720
Paychex, Inc.	51,946	1,369,816
Visa, Inc. Class A(a)	14,006	1,200,594
Western Union Co. (The)	28,363	433,670

Total Commercial Services		6,242,669
Computers – 2.2%
Computer Sciences Corp.(a)	6,268	168,296
Hewlett-Packard Co.	62,945	1,413,115
International Business Machines Corp.	78,964	13,821,069

Total Computers		15,402,480
Cosmetics/Personal Care – 3.4%
Avon Products, Inc.	45,181	885,548
Colgate-Palmolive Co.(a)	44,849	3,977,209
Estee Lauder Cos., Inc. (The) Class A	3,875	340,380
Procter & Gamble Co. (The)	300,237	18,968,974

Total Cosmetics/Personal Care		24,172,111
Distribution/Wholesale – 0.3%
Fastenal Co.(a)	15,006	499,400
Genuine Parts Co.	18,207	924,916
W.W. Grainger, Inc.	3,930	587,692

Total Distribution/Wholesale		2,012,008

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2011

Investments	Shares	Fair Value

Diversified Financial Services – 1.3%
American Express Co.	66,578	$2,989,352
Ameriprise Financial, Inc.	11,716	461,142
BlackRock, Inc.	10,333	1,529,387
Charles Schwab Corp. (The)	59,675	672,537
CME Group, Inc.	3,503	863,139
Discover Financial Services(a)	8,209	188,315
Franklin Resources, Inc.(a)	5,949	568,962
NYSE Euronext	37,558	872,848
T. Rowe Price Group, Inc.(a)	15,668	748,460
TD Ameritrade Holding Corp.	20,554	302,247

Total Diversified Financial Services		9,196,389
Electric – 7.4%
Ameren Corp.	46,103	1,372,486
American Electric Power Co., Inc.	88,068	3,348,345
Consolidated Edison, Inc.	49,667	2,832,012
Dominion Resources, Inc.(a)	90,884	4,614,181
DTE Energy Co.(a)	30,072	1,474,129
Duke Energy Corp.	262,809	5,253,552
Edison International	38,304	1,465,128
Entergy Corp.	30,588	2,027,679
Exelon Corp.(a)	120,414	5,130,841
FirstEnergy Corp.(a)	66,494	2,986,246
NextEra Energy, Inc.	58,610	3,166,112
PG&E Corp.(a)	54,236	2,294,725
PPL Corp.	95,046	2,712,613
Progress Energy, Inc.	58,701	3,036,016
Public Service Enterprise Group, Inc.	79,409	2,649,878
Southern Co.	144,072	6,104,331
Wisconsin Energy Corp.	22,744	711,660
Xcel Energy, Inc.	69,728	1,721,584

Total Electric		52,901,518
Electrical Components & Equipment – 0.4%
AMETEK, Inc.(a)	3,202	105,570
Emerson Electric Co.	64,300	2,656,233

Total Electrical Components & Equipment		2,761,803
Electronics – 0.0%
Amphenol Corp. Class A(a)	728	29,681
Engineering & Construction – 0.0%
Fluor Corp.(a)	5,240	243,922
Environmental Control – 0.4%
Republic Services, Inc.	36,704	1,029,914
Waste Management, Inc.(a)	58,375	1,900,690

Total Environmental Control		2,930,604
Food – 3.4%
Campbell Soup Co.(a)	39,470	1,277,644
ConAgra Foods, Inc.	65,447	1,585,126
General Mills, Inc.(a)	70,577	2,715,097
H.J. Heinz Co.	40,684	2,053,728
Hershey Co. (The)	15,954	945,115
Hormel Foods Corp.(a)	18,132	489,927

J.M. Smucker Co. (The)	10,406	$758,494
Kellogg Co.	41,895	2,228,395
Kraft Foods, Inc. Class A	228,367	7,668,564
Kroger Co. (The)	43,875	963,495
Safeway, Inc.	29,591	492,098
Sara Lee Corp.	65,459	1,070,255
Sysco Corp.	73,488	1,903,339

Total Food		24,151,277
Forest Products & Paper – 0.1%
International Paper Co.	30,719	714,217
Gas – 0.4%
CenterPoint Energy, Inc.	74,416	1,460,042
Sempra Energy(a)	25,449	1,310,623

Total Gas		2,770,665
Hand/Machine Tools – 0.1%
Stanley Black & Decker, Inc.	12,730	625,043
Healthcare-Products – 4.1%
Baxter International, Inc.	49,710	2,790,719
Becton Dickinson and Co.	16,005	1,173,487
C.R. Bard, Inc.(a)	2,651	232,068
Johnson & Johnson	336,477	21,436,950
Medtronic, Inc.	95,658	3,179,672
Stryker Corp.(a)	15,343	723,116

Total Healthcare-Products		29,536,012
Healthcare-Services – 0.4%
Aetna, Inc.	1,969	71,573
CIGNA Corp.	987	41,395
Quest Diagnostics, Inc.	4,007	197,785
UnitedHealth Group, Inc.	55,040	2,538,445

Total Healthcare-Services		2,849,198
Household Products/Wares – 0.8%
Clorox Co. (The)	17,247	1,143,993
Fortune Brands, Inc.	6,890	372,611
Kimberly-Clark Corp.(a)	61,756	4,385,294

Total Household Products/Wares		5,901,898
Insurance – 1.9%
Aflac, Inc.	36,328	1,269,664
Allstate Corp. (The)	49,515	1,173,010
Aon Corp.(a)	15,007	629,994
Chubb Corp. (The)(a)	27,304	1,637,967
Hartford Financial Services Group, Inc.	13,145	212,160
Lincoln National Corp.(a)	7,540	117,850
Loews Corp.	9,802	338,659
Marsh & McLennan Cos., Inc.	60,245	1,598,902
MetLife, Inc.	59,591	1,669,144
Principal Financial Group, Inc.	19,295	437,418
Progressive Corp. (The)	17,024	302,346
Prudential Financial, Inc.	35,022	1,641,131

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2011

Investments	Shares	Fair Value

Travelers Cos., Inc. (The)	42,740	$2,082,720
Unum Group	17,534	367,513

Total Insurance		13,478,478
Internet – 0.0%
Expedia, Inc.(a)	9,078	233,759
Iron/Steel – 0.2%
Cliffs Natural Resources, Inc.	3,324	170,089
Nucor Corp.	36,777	1,163,624
United States Steel Corp.(a)	1,942	42,744

Total Iron/Steel		1,376,457
Leisure Time – 0.0%
Harley-Davidson, Inc.	10,122	347,488
Lodging – 0.1%
Marriott International, Inc. Class A(a)	11,234	306,014
Starwood Hotels & Resorts Worldwide, Inc.	3,335	129,465
Wynn Resorts Ltd.	4,498	517,630

Total Lodging		953,109
Machinery-Construction & Mining – 0.5%
Caterpillar, Inc.	42,984	3,173,939
Joy Global, Inc.(a)	3,175	198,056

Total Machinery-Construction & Mining		3,371,995
Machinery-Diversified – 0.4%
Cummins, Inc.(a)	6,941	566,802
Deere & Co.(a)	22,471	1,450,953
Rockwell Automation, Inc.(a)	10,005	560,280
Roper Industries, Inc.	1,920	132,307

Total Machinery-Diversified		2,710,342
Media – 2.1%
Cablevision Systems Corp. Class A	12,716	200,023
CBS Corp. Class B	25,656	522,869
Comcast Corp. Class A(a)	129,147	2,699,172
Comcast Corp. Special Class A	46,368	959,354
McGraw-Hill Cos., Inc. (The)	27,962	1,146,442
News Corp. Class A(a)	66,387	1,027,007
News Corp. Class B	26,042	405,995
Scripps Networks Interactive, Inc. Class A(a)	3,208	119,241
Time Warner Cable, Inc.	31,149	1,952,108
Time Warner, Inc.	107,556	3,223,453
Viacom, Inc. Class B	30,642	1,187,071
Walt Disney Co. (The)	63,543	1,916,457

Total Media		15,359,192
Metal Fabricate/Hardware – 0.0%
Precision Castparts Corp.	419	65,138
Mining – 0.8%
Alcoa, Inc.	31,017	296,833
Freeport-McMoRan Copper & Gold, Inc.	59,593	1,814,607
Newmont Mining Corp.	16,758	1,054,078
Southern Copper Corp.	110,697	2,766,318

Total Mining		5,931,836

Miscellaneous Manufacturing – 3.9%
3M Co.(a)	62,258	$4,469,502
Danaher Corp.(a)	3,546	148,719
Dover Corp.	12,775	595,315
Eaton Corp.	28,199	1,001,064
General Electric Co.	1,037,999	15,819,105
Honeywell International, Inc.(a)	65,483	2,875,359
Illinois Tool Works, Inc.	46,544	1,936,230
ITT Corp.	12,746	535,332
Parker Hannifin Corp.	7,888	497,969
Textron, Inc.(a)	3,548	62,587

Total Miscellaneous Manufacturing		27,941,182
Office/Business Equipment – 0.1%
Xerox Corp.	70,866	493,936
Oil & Gas – 10.4%
Anadarko Petroleum Corp.	9,385	591,724
Apache Corp.	6,929	555,983
Chesapeake Energy Corp.(a)	28,904	738,497
Chevron Corp.	233,526	21,605,826
Cimarex Energy Co.	1,011	56,313
ConocoPhillips	175,636	11,121,272
Devon Energy Corp.	13,364	740,900
Diamond Offshore Drilling, Inc.(a)	3,816	208,888
EOG Resources, Inc.(a)	6,119	434,510
Exxon Mobil Corp.	438,270	31,831,550
Hess Corp.	6,453	338,524
Marathon Oil Corp.	71,952	1,552,724
Murphy Oil Corp.	10,770	475,603
Noble Energy, Inc.(a)	5,480	387,984
Occidental Petroleum Corp.	45,930	3,283,995
Pioneer Natural Resources Co.(a)	431	28,347
QEP Resources, Inc.	1,282	34,704
Range Resources Corp.(a)	1,933	113,003
Valero Energy Corp.(a)	18,255	324,574

Total Oil & Gas		74,424,921
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	16,882	779,273
Halliburton Co.	29,558	902,110
National Oilwell Varco, Inc.	10,684	547,235

Total Oil & Gas Services		2,228,618
Pharmaceuticals – 9.4%
Abbott Laboratories(a)	200,887	10,273,361
Allergan, Inc.(a)	2,915	240,138
AmerisourceBergen Corp.(a)	12,329	459,502
Bristol-Myers Squibb Co.(a)	291,790	9,156,370
Cardinal Health, Inc.	26,798	1,122,300
Eli Lilly & Co.	227,764	8,420,435
McKesson Corp.(a)	9,224	670,585
Mead Johnson Nutrition Co.	10,972	755,203
Merck & Co., Inc.	453,552	14,835,686
Pfizer, Inc.	1,198,393	21,187,588

Total Pharmaceuticals		67,121,168

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2011

Investments	Shares	Fair Value

Pipelines – 0.5%
El Paso Corp.	7,785	$136,082
Spectra Energy Corp.	94,311	2,313,449
Williams Cos., Inc. (The)	43,772	1,065,410

Total Pipelines		3,514,941
REITS – 2.4%
AvalonBay Communities, Inc.(a)	10,044	1,145,518
Boston Properties, Inc.(a)	12,152	1,082,743
Equity Residential(a)	27,851	1,444,631
HCP, Inc.(a)	62,095	2,177,051
Health Care REIT, Inc.(a)	29,385	1,375,218
Host Hotels & Resorts, Inc.	5,252	57,457
Kimco Realty Corp.(a)	63,199	949,881
Public Storage(a)	19,832	2,208,293
Simon Property Group, Inc.(a)	34,902	3,838,522
Ventas, Inc.(a)	24,357	1,203,236
Vornado Realty Trust(a)	20,939	1,562,468
Weyerhaeuser Co.	20,549	319,537

Total REITS		17,364,555
Retail – 7.0%
Best Buy Co., Inc.(a)	24,085	561,181
Costco Wholesale Corp.	17,612	1,446,297
CVS Caremark Corp.	50,107	1,682,593
Darden Restaurants, Inc.	13,209	564,685
Family Dollar Stores, Inc.	5,238	266,405
Gap, Inc. (The)(a)	41,401	672,352
Home Depot, Inc.(a)	160,842	5,286,877
J.C. Penney Co., Inc.(a)	20,777	556,408
Lowe’s Cos., Inc.	85,780	1,658,985
Ltd. Brands, Inc.(a)	23,237	894,857
Macy’s, Inc.	12,046	317,051
McDonald’s Corp.	118,687	10,423,092
Nordstrom, Inc.	14,688	670,948
Ross Stores, Inc.	4,164	327,665
Staples, Inc.	40,361	536,801
Starbucks Corp.	42,967	1,602,239
Target Corp.	44,016	2,158,545
Tiffany & Co.(a)	7,314	444,837
TJX Cos., Inc.	19,578	1,085,992
Walgreen Co.	62,494	2,055,428
Wal-Mart Stores, Inc.(a)	288,118	14,953,324
Yum! Brands, Inc.	33,751	1,666,962

Total Retail		49,833,524
Savings & Loans – 0.1%
New York Community Bancorp, Inc.(a)	87,168	1,037,299
Semiconductors – 3.0%
Altera Corp.	7,329	231,083
Analog Devices, Inc.	25,040	782,500
Applied Materials, Inc.	98,493	1,019,403
Broadcom Corp. Class A*	12,359	411,431
Intel Corp.	670,126	14,293,788

Investments	Shares	Fair Value

Linear Technology Corp.	21,303	$589,028
Maxim Integrated Products, Inc.(a)	36,798	858,497
Microchip Technology, Inc.(a)	26,749	832,161
Texas Instruments, Inc.(a)	66,875	1,782,219
Xilinx, Inc.(a)	20,914	573,880

Total Semiconductors		21,373,990
Software – 3.1%
Activision Blizzard, Inc.	54,883	653,108
CA, Inc.(a)	13,008	252,485
Fidelity National Information Services, Inc.	7,861	191,179
Microsoft Corp.	697,091	17,350,595
Oracle Corp.	117,704	3,382,813

Total Software		21,830,180
Telecommunications – 9.4%
AT&T, Inc.	1,209,008	34,480,908
CenturyLink, Inc.	111,591	3,695,894
Corning, Inc.	59,106	730,550
Frontier Communications Corp.	283,876	1,734,483
QUALCOMM, Inc.	89,169	4,336,289
Verizon Communications, Inc.	564,994	20,791,779
Virgin Media, Inc.(a)	7,118	173,323
Windstream Corp.(a)	121,520	1,416,923

Total Telecommunications		67,360,149
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	9,225	300,827
Mattel, Inc.	41,927	1,085,490

Total Toys/Games/Hobbies		1,386,317
Transportation – 1.5%
C.H. Robinson Worldwide, Inc.(a)	7,568	518,181
CSX Corp.	65,640	1,225,499
Expeditors International of Washington, Inc.(a)	5,527	224,120
FedEx Corp.	5,520	373,594
Norfolk Southern Corp.	29,708	1,812,782
Union Pacific Corp.	28,939	2,363,448
United Parcel Service, Inc. Class B	67,335	4,252,205

Total Transportation		10,769,829
TOTAL COMMON STOCKS (Cost: $740,681,997)		713,443,283

EXCHANGE-TRADED FUND – 0.0%
WisdomTree Total Dividend Fund(a)(b) (Cost: $155,966)	3,497	154,707
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $28,435)	28,435	28,435

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2011

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.5%
MONEY MARKET FUND – 11.5%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $82,079,964)(e)	82,079,964	$82,079,964
TOTAL INVESTMENTS IN SECURITIES – 111.3% (Cost: $822,946,362)(f)		795,706,389
Liabilities in Excess of Other Assets – (11.3)%		(80,756,100)

NET ASSETS – 100.0%		$714,950,289
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $77,723,332 and the total market value of the collateral held by the Fund was $82,079,964.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2011

		Fair
Investments	Shares	Value

COMMON STOCKS – 99.4%
Aerospace/Defense – 3.9%
Boeing Co. (The)	76,741	$4,643,598
Lockheed Martin Corp.(a)	119,059	8,648,446
Northrop Grumman Corp.(a)	90,085	4,698,833
Raytheon Co.(a)	136,737	5,588,441

Total Aerospace/Defense		23,579,318
Agriculture – 8.2%
Altria Group, Inc.	482,733	12,942,072
Lorillard, Inc.	129,393	14,323,805
Philip Morris International, Inc.	142,590	8,894,764
Reynolds American, Inc.	368,636	13,816,477

Total Agriculture		49,977,118
Apparel – 1.3%
VF Corp.(a)	65,599	7,971,591
Chemicals – 3.5%
Air Products & Chemicals, Inc.	48,693	3,718,684
E.I. du Pont de Nemours & Co.	133,501	5,336,035
Eastman Chemical Co.	52,631	3,606,802
International Flavors & Fragrances, Inc.(a)	69,644	3,915,386
PPG Industries, Inc.(a)	64,301	4,543,509

Total Chemicals		21,120,416
Commercial Services – 2.2%
Automatic Data Processing, Inc.(a)	130,193	6,138,600
Paychex, Inc.(a)	270,265	7,126,888

Total Commercial Services		13,265,488
Distribution/Wholesale – 1.1%
Genuine Parts Co.	126,323	6,417,208
Electric – 17.1%
Ameren Corp.(a)	356,801	10,621,966
American Electric Power Co., Inc.	272,347	10,354,633
Duke Energy Corp.(a)	598,798	11,969,972
Exelon Corp.(a)	245,875	10,476,734
FirstEnergy Corp.(a)	328,906	14,771,168
Pepco Holdings, Inc.(a)	609,203	11,526,121
Pinnacle West Capital Corp.(a)	239,129	10,268,199
PPL Corp.(a)	410,301	11,709,990
Progress Energy, Inc.	245,283	12,686,037

Total Electric		104,384,820
Environmental Control – 1.8%
Republic Services, Inc.	178,249	5,001,667
Waste Management, Inc.(a)	190,942	6,217,071

Total Environmental Control		11,218,738
Food – 4.9%
ConAgra Foods, Inc.(a)	362,202	8,772,532
H.J. Heinz Co.(a)	139,849	7,059,578
Kraft Foods, Inc. Class A	229,386	7,702,782
Sysco Corp.(a)	230,477	5,969,354

Total Food		29,504,246

		Fair
Investments	Shares	Value

Forest Products & Paper – 1.8%
International Paper Co.	145,515	$3,383,224
MeadWestvaco Corp.	303,677	7,458,307

Total Forest Products & Paper		10,841,531
Gas – 2.1%
NiSource, Inc.(a)	605,477	12,945,098
Healthcare-Products – 3.3%
Baxter International, Inc.	92,229	5,177,736
Becton Dickinson and Co.(a)	47,817	3,505,943
Johnson & Johnson	106,037	6,755,617
Medtronic, Inc.(a)	139,433	4,634,753

Total Healthcare-Products		20,074,049
Household Products/Wares – 2.7%
Clorox Co. (The)	108,049	7,166,890
Kimberly-Clark Corp.(a)	129,564	9,200,340

Total Household Products/Wares		16,367,230
Iron/Steel – 0.9%
Nucor Corp.(a)	166,427	5,265,750
Media – 2.6%
McGraw-Hill Cos., Inc. (The)(a)	141,086	5,784,526
Time Warner Cable, Inc.(a)	75,376	4,723,814
Time Warner, Inc.(a)	173,920	5,212,382

Total Media		15,720,722
Mining – 1.1%
Southern Copper Corp.	163,865	4,094,986
Vulcan Materials Co.(a)	100,531	2,770,635

Total Mining		6,865,621
Miscellaneous Manufacturing – 1.6%
General Electric Co.	328,006	4,998,812
Illinois Tool Works, Inc.(a)	106,129	4,414,966

Total Miscellaneous Manufacturing		9,413,778
Office/Business Equipment – 1.6%
Pitney Bowes, Inc.(a)	517,445	9,727,966
Oil & Gas – 5.5%
Chevron Corp.	75,861	7,018,660
ConocoPhillips	105,727	6,694,634
EQT Corp.(a)	93,983	5,014,933
Exxon Mobil Corp.	66,238	4,810,866
Marathon Oil Corp.(a)	160,085	3,454,634
Murphy Oil Corp.	44,006	1,943,305
Occidental Petroleum Corp.(a)	34,555	2,470,682
Sunoco, Inc.(a)	72,554	2,249,900

Total Oil & Gas		33,657,614
Pharmaceuticals – 8.4%
Abbott Laboratories(a)	148,601	7,599,455
Bristol-Myers Squibb Co.(a)	358,159	11,239,029
Cardinal Health, Inc.(a)	111,479	4,668,741

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2011

		Fair
Investments	Shares	Value

Eli Lilly & Co.	311,925	$11,531,867
Merck & Co., Inc.	226,513	7,409,240
Pfizer, Inc.	486,779	8,606,253

Total Pharmaceuticals		51,054,585
Pipelines – 2.0%
Spectra Energy Corp.(a)	323,556	7,936,829
Williams Cos., Inc. (The)(a)	174,567	4,248,961

Total Pipelines		12,185,790
Retail – 3.3%
Darden Restaurants, Inc.(a)	99,850	4,268,587
Home Depot, Inc.(a)	170,103	5,591,286
J.C. Penney Co., Inc.(a)	139,257	3,729,302
McDonald’s Corp.(a)	76,547	6,722,358

Total Retail		20,311,533
Semiconductors – 6.1%
Analog Devices, Inc.	124,806	3,900,187
Intel Corp.	300,279	6,404,951
KLA-Tencor Corp.(a)	129,984	4,975,787
Linear Technology Corp.	153,264	4,237,750
Maxim Integrated Products, Inc.(a)	282,812	6,598,004
Microchip Technology, Inc.(a)	224,935	6,997,728
Xilinx, Inc.(a)	156,577	4,296,473

Total Semiconductors		37,410,880
Software – 0.7%
Microsoft Corp.	171,632	4,271,921
Telecommunications – 10.0%
AT&T, Inc.	390,516	11,137,516
CenturyLink, Inc.	467,827	15,494,430
Frontier Communications Corp.(a)	1,662,063	10,155,205
Verizon Communications, Inc.(a)	330,998	12,180,727
Windstream Corp.(a)	1,016,830	11,856,238

Total Telecommunications		60,824,116
Toys/Games/Hobbies – 1.0%
Mattel, Inc.(a)	240,308	6,221,574
Transportation – 0.7%
United Parcel Service, Inc. Class B	69,490	4,388,294
TOTAL COMMON STOCKS (Cost: $618,131,058)		604,986,995
EXCHANGE-TRADED FUNDS – 0.4%
WisdomTree LargeCap Dividend Fund(b)	27,742	1,219,816
WisdomTree MidCap Dividend Fund(b)	26,480	1,221,257

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,366,973)		2,441,073
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $36,854)	36,854	36,854

		Fair
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 21.4%
MONEY MARKET FUND – 21.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $130,476,401)(e)	130,476,401	$130,476,401
TOTAL INVESTMENTS IN SECURITIES – 121.2%
(Cost: $751,011,286)(f)		737,941,323
Liabilities in Excess of Other Assets – (21.2)%		(129,079,741)

NET ASSETS – 100.0%		$608,861,582
(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $126,954,346 and the total market value of the collateral held by the Fund was $130,476,401.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.6%
Aerospace/Defense – 0.1%
Alliant Techsystems, Inc.(a)	3,411	$185,934
Triumph Group, Inc.(a)	790	38,504

Total Aerospace/Defense		224,438
Apparel – 0.2%
Columbia Sportswear Co.(a)	4,423	205,227
Wolverine World Wide, Inc.(a)	6,475	215,294

Total Apparel		420,521
Banks – 2.3%
Associated Banc–Corp.	4,941	45,951
Bank of Hawaii Corp.(a)	18,133	660,041
BOK Financial Corp.	12,627	592,080
CapitalSource, Inc.	17,238	105,841
City National Corp.	3,322	125,439
Commerce Bancshares, Inc.(a)	19,057	662,231
Cullen/Frost Bankers, Inc.(a)	17,902	820,986
East West Bancorp, Inc.	2,929	43,671
First Citizens BancShares, Inc. Class A	536	76,937
FirstMerit Corp.(a)	34,805	395,385
Fulton Financial Corp.(a)	23,592	180,479
Huntington Bancshares, Inc.	43,766	210,077
Synovus Financial Corp.(a)	125,747	134,549
TCF Financial Corp.(a)	18,703	171,320
Valley National Bancorp(a)	85,653	907,065
Zions Bancorp.	3,031	42,646

Total Banks		5,174,698
Beverages – 0.8%
Brown–Forman Corp. Class A	9,914	673,755
Brown–Forman Corp. Class B	15,878	1,113,683

Total Beverages		1,787,438
Building Materials – 0.5%
Lennox International, Inc.(a)	6,327	163,110
Martin Marietta Materials, Inc.(a)	7,522	475,541
Masco Corp.	80,201	571,031

Total Building Materials		1,209,682
Chemicals – 3.9%
Airgas, Inc.(a)	12,883	822,193
Albemarle Corp.	9,141	369,296
Ashland, Inc.	8,719	384,857
Cabot Corp.(a)	11,714	290,273
Celanese Corp. Series A	7,536	245,146
Cytec Industries, Inc.	474	16,656
Eastman Chemical Co.	15,233	1,043,917
FMC Corp.	4,359	301,468
Huntsman Corp.	59,109	571,584
International Flavors & Fragrances, Inc.(a)	15,031	845,043
Kronos Worldwide, Inc.	24,998	401,968
NewMarket Corp.(a)	1,987	301,766
RPM International, Inc.	48,995	916,206
Sensient Technologies Corp.(a)	10,603	345,128

Valhi, Inc.(a)	20,503	$1,110,648
Valspar Corp.	17,593	549,078
Westlake Chemical Corp.	3,927	134,618

Total Chemicals		8,649,845
Coal – 0.2%
Arch Coal, Inc.	19,955	290,944
Walter Energy, Inc.	2,164	129,862

Total Coal		420,806
Commercial Services – 4.4%
DeVry, Inc.	3,502	129,434
Equifax, Inc.	21,867	672,192
Global Payments, Inc.	1,333	53,840
H&R Block, Inc.(a)	137,250	1,826,797
Iron Mountain, Inc.(a)	19,468	615,578
Lender Processing Services, Inc.(a)	12,069	165,225
Manpower, Inc.	9,309	312,969
Morningstar, Inc.	1,730	97,641
Pharmaceutical Product Development, Inc.	25,732	660,283
R.R. Donnelley & Sons Co.	119,195	1,683,033
Rent–A–Center, Inc.	5,151	141,395
Robert Half International, Inc.(a)	24,359	516,898
Rollins, Inc.(a)	17,853	334,030
SEI Investments Co.	14,783	227,363
Service Corp. International	45,928	420,700
Sotheby’s	2,714	74,825
Strayer Education, Inc.(a)	3,355	257,228
Total System Services, Inc.(a)	34,152	578,193
Towers Watson & Co. Class A	2,767	165,411
Weight Watchers International, Inc.(a)	13,398	780,433

Total Commercial Services		9,713,468
Computers – 0.6%
Diebold, Inc.	21,826	600,433
DST Systems, Inc.(a)	6,078	266,399
Jack Henry & Associates, Inc.(a)	10,872	315,071
Syntel, Inc.(a)	1,964	84,825

Total Computers		1,266,728
Distribution/Wholesale – 0.4%
Owens & Minor, Inc.(a)	15,042	428,396
Watsco, Inc.	8,779	448,607

Total Distribution/Wholesale		877,003
Diversified Financial Services – 1.3%
Eaton Vance Corp.(a)	26,143	582,205
Federated Investors, Inc. Class B(a)	35,635	624,682
Greenhill & Co., Inc.(a)	6,433	183,919
Janus Capital Group, Inc.(a)	5,364	32,184
Jefferies Group, Inc.(a)	18,825	233,618
Legg Mason, Inc.(a)	10,002	257,151
Raymond James Financial, Inc.	19,649	510,088
Waddell & Reed Financial, Inc. Class A(a)	19,480	487,195

Total Diversified Financial Services		2,911,042

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2011

Investments	Shares	Fair Value

Electric – 14.7%
Alliant Energy Corp.(a)	46,328	$1,791,967
Cleco Corp.	18,903	645,348
CMS Energy Corp.	105,297	2,083,828
Constellation Energy Group, Inc.	67,523	2,569,925
DPL, Inc.	54,161	1,632,413
Great Plains Energy, Inc.(a)	56,222	1,085,085
Hawaiian Electric Industries, Inc.	50,716	1,231,384
IDACORP, Inc.(a)	15,411	582,228
Integrys Energy Group, Inc.	41,570	2,021,133
ITC Holdings Corp.(a)	10,638	823,700
MDU Resources Group, Inc.	58,735	1,127,125
Northeast Utilities(a)	55,630	1,871,950
NSTAR	40,819	1,829,099
NV Energy, Inc.	79,165	1,164,517
OGE Energy Corp.(a)	30,459	1,455,636
Pepco Holdings, Inc.	128,444	2,430,160
Pinnacle West Capital Corp.(a)	53,861	2,312,791
Portland General Electric Co.(a)	34,156	809,156
SCANA Corp.(a)	57,797	2,337,889
TECO Energy, Inc.(a)	100,394	1,719,749
Westar Energy, Inc.(a)	53,290	1,407,922

Total Electric		32,933,005
Electrical Components & Equipment – 0.6%
Acuity Brands, Inc.	3,649	131,510
Belden, Inc.	2,304	59,420
Hubbell, Inc. Class B	12,004	594,678
Molex, Inc.(a)	28,004	570,442

Total Electrical Components & Equipment		1,356,050
Electronics – 0.9%
AVX Corp.	18,916	224,533
Gentex Corp.	20,642	496,440
Jabil Circuit, Inc.	34,749	618,185
National Instruments Corp.(a)	16,003	365,828
PerkinElmer, Inc.	12,146	233,325
Woodward, Inc.(a)	4,170	114,258

Total Electronics		2,052,569
Engineering & Construction – 0.1%
KBR, Inc.	9,965	235,473
Entertainment – 1.0%
Cinemark Holdings, Inc.(a)	52,378	988,897
International Game Technology(a)	41,473	602,603
Regal Entertainment Group Class A(a)	61,410	720,953

Total Entertainment		2,312,453
Environmental Control – 0.3%
Nalco Holding Co.	5,789	202,499
Waste Connections, Inc.(a)	12,390	419,030

Total Environmental Control		621,529
Food – 1.7%
Corn Products International, Inc.	8,603	337,582
Flowers Foods, Inc.(a)	39,575	770,129

McCormick & Co., Inc.(a)	27,817	$1,284,033
Ruddick Corp.	6,518	254,137
SUPERVALU, Inc.(a)	84,539	563,030
Tyson Foods, Inc. Class A(a)	28,265	490,680

Total Food		3,699,591
Forest Products & Paper – 0.7%
MeadWestvaco Corp.	65,222	1,601,852
Gas – 6.6%
AGL Resources, Inc.(a)	37,151	1,513,532
Atmos Energy Corp.	38,178	1,238,876
National Fuel Gas Co.(a)	16,984	826,781
New Jersey Resources Corp.	13,260	564,478
Nicor, Inc.(a)	16,395	901,889
NiSource, Inc.(a)	144,217	3,083,359
Piedmont Natural Gas Co., Inc.(a)	26,290	759,518
Questar Corp.(a)	55,108	975,963
South Jersey Industries, Inc.(a)	8,005	398,249
Southern Union Co.	29,636	1,202,333
Southwest Gas Corp.(a)	12,148	439,393
UGI Corp.	34,081	895,308
Vectren Corp.	42,900	1,161,732
WGL Holdings, Inc.(a)	20,649	806,756

Total Gas		14,768,167
Hand/Machine Tools – 0.7%
Kennametal, Inc.	9,780	320,197
Lincoln Electric Holdings, Inc.(a)	14,030	407,010
Regal–Beloit Corp.	3,755	170,402
Snap–On, Inc.(a)	12,574	558,286

Total Hand/Machine Tools		1,455,895
Healthcare-Products – 0.9%
Cooper Cos., Inc. (The)	461	36,488
DENTSPLY International, Inc.(a)	8,125	249,356
Hill–Rom Holdings, Inc.(a)	6,049	181,591
Patterson Cos., Inc.(a)	15,597	446,542
STERIS Corp.(a)	9,352	273,733
Techne Corp.(a)	5,894	400,851
Teleflex, Inc.(a)	9,567	514,418

Total Healthcare-Products		2,102,979
Healthcare-Services – 0.4%
Lincare Holdings, Inc.	28,603	643,567
Universal Health Services, Inc. Class B	4,047	137,598

Total Healthcare-Services		781,165
Home Builders – 0.3%
D.R. Horton, Inc.	41,817	378,026
Lennar Corp. Class A(a)	13,650	184,821
Thor Industries, Inc.(a)	6,339	140,409

Total Home Builders		703,256
Home Furnishings – 0.3%
Whirlpool Corp.(a)	14,411	719,253

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2011

Investments	Shares	Fair Value

Household Products/Wares – 1.3%
Avery Dennison Corp.(a)	20,206	$506,766
Church & Dwight Co., Inc.(a)	13,676	604,479
Jarden Corp.(a)	9,710	274,405
Scotts Miracle–Gro Co. (The) Class A(a)	12,704	566,598
Tupperware Brands Corp.	15,832	850,812

Total Household Products/Wares		2,803,060
Housewares – 0.3%
Newell Rubbermaid, Inc.	31,889	378,522
Toro Co. (The)	3,476	171,263

Total Housewares		549,785
Insurance – 6.1%
American Financial Group, Inc.	20,903	649,456
American National Insurance Co.	9,571	662,792
Arthur J. Gallagher & Co.(a)	44,582	1,172,507
Assurant, Inc.	17,544	628,075
Brown & Brown, Inc.	18,063	321,521
Cincinnati Financial Corp.(a)	78,702	2,072,224
Erie Indemnity Co. Class A	14,604	1,039,513
Fidelity National Financial, Inc. Class A	113,768	1,726,998
Hanover Insurance Group, Inc. (The)	9,252	328,446
HCC Insurance Holdings, Inc.(a)	22,431	606,759
Mercury General Corp.	29,512	1,131,785
Old Republic International Corp.(a)	127,632	1,138,477
Primerica, Inc.	1,120	24,147
Protective Life Corp.	16,933	264,663
Reinsurance Group of America, Inc.	6,460	296,837
StanCorp Financial Group, Inc.(a)	8,067	222,407
Torchmark Corp.	12,043	419,819
Transatlantic Holdings, Inc.	9,976	484,035
W.R. Berkley Corp.	14,446	428,902

Total Insurance		13,619,363
Investment Companies – 1.6%
Apollo Investment Corp.	190,887	1,435,470
Ares Capital Corp.	158,330	2,180,204

Total Investment Companies		3,615,674
Iron/Steel – 0.6%
Allegheny Technologies, Inc.	13,091	484,236
Carpenter Technology Corp.(a)	7,855	352,611
Reliance Steel & Aluminum Co.	5,744	195,354
Steel Dynamics, Inc.	36,874	365,790

Total Iron/Steel		1,397,991
Leisure Time – 0.3%
Polaris Industries, Inc.	13,488	673,995
Lodging – 0.5%
Choice Hotels International, Inc.(a)	11,539	342,939
Wyndham Worldwide Corp.	27,464	782,999

Total Lodging		1,125,938
Machinery-Diversified – 0.7%
Flowserve Corp.(a)	5,478	405,372

Gardner Denver, Inc.	1,439	$91,448
Graco, Inc.	11,936	407,495
IDEX Corp.(a)	12,039	375,135
Nordson Corp.	6,220	247,183
Wabtec Corp.	457	24,162

Total Machinery-Diversified		1,550,795
Media – 0.8%
Factset Research Systems, Inc.	4,423	393,514
Gannett Co., Inc.	23,423	223,221
John Wiley & Sons, Inc. Class A	6,949	308,675
Viacom, Inc. Class A	6,755	326,672
Washington Post Co. (The) Class B(a)	1,512	494,379

Total Media		1,746,461
Metal Fabricate/Hardware – 0.4%
Commercial Metals Co.	31,386	298,481
Timken Co.	14,050	461,121
Valmont Industries, Inc.(a)	1,899	148,008

Total Metal Fabricate/Hardware		907,610
Mining – 0.6%
Compass Minerals International, Inc.	5,753	384,185
Royal Gold, Inc.	4,359	279,238
Vulcan Materials Co.(a)	26,586	732,710

Total Mining		1,396,133
Miscellaneous Manufacturing – 2.4%
Actuant Corp. Class A(a)	890	17,578
Aptargroup, Inc.	10,007	447,013
Carlisle Cos., Inc.	9,921	316,282
CLARCOR, Inc.(a)	4,659	192,789
Crane Co.	13,001	464,006
Donaldson Co., Inc.(a)	6,702	367,270
Harsco Corp.	22,983	445,640
Leggett & Platt, Inc.(a)	67,627	1,338,338
Pall Corp.	14,386	609,966
Pentair, Inc.(a)	20,147	644,905
SPX Corp.	6,939	314,406
Trinity Industries, Inc.	9,838	210,632

Total Miscellaneous Manufacturing		5,368,825
Office/Business Equipment – 1.0%
Pitney Bowes, Inc.(a)	118,389	2,225,713
Oil & Gas – 1.8%
Berry Petroleum Co. Class A	3,664	129,632
Cabot Oil & Gas Corp.(a)	3,414	211,361
Energen Corp.(a)	7,835	320,373
EQT Corp.(a)	29,103	1,552,936
EXCO Resources, Inc.(a)	17,347	185,960
Helmerich & Payne, Inc.(a)	5,162	209,577
HollyFrontier Corp.	16,482	432,158
Patterson–UTI Energy, Inc.	13,816	239,570

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2011

Investments	Shares	Fair Value

SM Energy Co.	1,119	$67,867
Sunoco, Inc.(a)	18,053	559,824

Total Oil & Gas		3,909,258
Oil & Gas Services – 0.2%
CARBO Ceramics, Inc.	1,739	178,300
Lufkin Industries, Inc.(a)	2,504	133,238
RPC, Inc.(a)	14,391	234,861

Total Oil & Gas Services		546,399
Packaging & Containers – 2.0%
Ball Corp.(a)	9,825	304,772
Bemis Co., Inc.(a)	29,846	874,786
Packaging Corp. of America	22,958	534,921
Rock–Tenn Co. Class A	5,548	270,077
Sealed Air Corp.(a)	32,067	535,519
Silgan Holdings, Inc.	8,598	315,891
Sonoco Products Co.(a)	32,976	930,912
Temple–Inland, Inc.	21,414	671,757

Total Packaging & Containers		4,438,635
Pharmaceuticals – 0.3%
Medicis Pharmaceutical Corp. Class A(a)	5,216	190,280
Omnicare, Inc.(a)	5,734	145,816
Perrigo Co.(a)	3,794	368,435

Total Pharmaceuticals		704,531
Pipelines – 1.1%
Oneok, Inc.(a)	36,592	2,416,536
Real Estate – 0.0%
Jones Lang LaSalle, Inc.(a)	993	51,447
REITS – 22.2%
Alexander’s, Inc.	1,234	445,499
Alexandria Real Estate Equities, Inc.	13,847	850,067
American Campus Communities, Inc.	28,946	1,077,081
Apartment Investment & Management Co. Class A	18,736	414,440
BioMed Realty Trust, Inc.(a)	48,918	810,571
BRE Properties, Inc.(a)	22,274	943,081
Camden Property Trust	23,272	1,286,011
CBL & Associates Properties, Inc.(a)	63,192	717,861
CommonWealth REIT	57,897	1,098,306
Corporate Office Properties Trust SBI MD(a)	31,771	691,972
Ddr Corp.(a)	14,672	159,925
Digital Realty Trust, Inc.(a)	36,007	1,986,146
Douglas Emmett, Inc.(a)	29,942	512,008
Duke Realty Corp.(a)	151,568	1,591,464
Entertainment Properties Trust(a)	25,746	1,003,579
Equity Lifestyle Properties, Inc.(a)	6,659	417,519
Equity One, Inc.	47,613	755,142
Essex Property Trust, Inc.(a)	11,277	1,353,691
Federal Realty Investment Trust(a)	21,127	1,741,076
Highwoods Properties, Inc.(a)	39,200	1,107,792
Home Properties, Inc.	15,621	886,648
Hospitality Properties Trust(a)	99,456	2,111,451
Kilroy Realty Corp.(a)	21,181	662,965

LaSalle Hotel Properties	12,239	$234,989
Liberty Property Trust(a)	69,380	2,019,652
Macerich Co. (The)(a)	57,726	2,460,859
Mack–Cali Realty Corp.(a)	45,789	1,224,856
Mid–America Apartment Communities, Inc.(a)	13,123	790,267
National Retail Properties, Inc.(a)	47,918	1,287,557
Omega Healthcare Investors, Inc.(a)	68,461	1,090,584
Piedmont Office Realty Trust, Inc. Class A	82,094	1,327,460
Plum Creek Timber Co., Inc.(a)	72,744	2,524,944
Post Properties, Inc.(a)	11,257	391,068
ProLogis, Inc.(a)	59,461	1,441,929
Rayonier, Inc.(a)	49,592	1,824,490
Realty Income Corp.(a)	58,944	1,900,355
Regency Centers Corp.	36,188	1,278,522
Senior Housing Properties Trust	89,243	1,922,294
SL Green Realty Corp.(a)	4,678	272,026
Tanger Factory Outlet Centers(a)	24,766	644,164
Taubman Centers, Inc.	19,041	957,953
UDR, Inc.	58,039	1,284,984
Washington Real Estate Investment Trust(a)	36,530	1,029,415
Weingarten Realty Investors(a)	52,276	1,106,683

Total REITS		49,639,346
Retail – 3.1%
Abercrombie & Fitch Co. Class A	10,957	674,513
Advance Auto Parts, Inc.(a)	2,883	167,502
American Eagle Outfitters, Inc.	54,121	634,298
Brinker International, Inc.(a)	24,753	517,833
Buckle, Inc. (The)(a)	9,283	357,024
Chico’s FAS, Inc.	23,239	265,622
Dillard’s, Inc. Class A(a)	2,497	108,570
Foot Locker, Inc.(a)	47,125	946,741
Guess?, Inc.	14,703	418,888
MSC Industrial Direct Co. Class A	6,056	341,922
Nu Skin Enterprises, Inc. Class A	9,761	395,516
PetSmart, Inc.	14,390	613,734
PVH Corp.	1,443	84,040
RadioShack Corp.(a)	14,538	168,932
Tractor Supply Co.	4,203	262,898
Wendy’s Co. (The)(a)	69,370	318,408
Williams–Sonoma, Inc.	18,000	554,220
World Fuel Services Corp.(a)	3,113	101,639

Total Retail		6,932,300
Savings & Loans – 2.5%
Capitol Federal Financial, Inc.	133,510	1,409,866
First Niagara Financial Group, Inc.	88,967	814,048
Hudson City Bancorp, Inc.(a)	245,735	1,390,860
People’s United Financial, Inc.(a)	164,389	1,874,034
Washington Federal, Inc.(a)	14,539	185,227

Total Savings & Loans		5,674,035

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2011

Investments	Shares	Fair Value

Semiconductors – 0.9%
Intersil Corp. Class A	38,883	$400,106
KLA–Tencor Corp.(a)	41,023	1,570,360

Total Semiconductors		1,970,466
Software – 0.8%
Broadridge Financial Solutions, Inc.	32,765	659,887
Dun & Bradstreet Corp.	8,324	509,928
Quality Systems, Inc.(a)	5,045	489,365
Solera Holdings, Inc.	3,875	195,688

Total Software		1,854,868
Telecommunications – 0.7%
ADTRAN, Inc.	6,374	168,656
Harris Corp.(a)	26,895	919,002
Plantronics, Inc.(a)	2,306	65,606
Telephone & Data Systems, Inc.(a)	5,894	125,247
Telephone & Data Systems, Inc. Special Shares	6,618	130,838
Tellabs, Inc.	43,811	187,949

Total Telecommunications		1,597,298
Textiles – 0.3%
Cintas Corp.(a)	23,489	660,980
Transportation – 0.8%
Con–way, Inc.	5,838	129,195
JB Hunt Transport Services, Inc.	14,527	524,715
Knight Transportation, Inc.(a)	9,807	130,531
Landstar System, Inc.	2,322	91,858
Ryder System, Inc.	10,942	410,435
Tidewater, Inc.(a)	9,887	415,748
Werner Enterprises, Inc.	6,114	127,355

Total Transportation		1,829,837
Trucking & Leasing – 0.2%
GATX Corp.	14,396	446,132
Water – 1.2%
American Water Works Co., Inc.	59,747	1,803,164
Aqua America, Inc.(a)	37,140	801,110

Total Water		2,604,274
TOTAL COMMON STOCKS (Cost: $238,017,740)		220,256,591
EXCHANGE-TRADED FUND – 1.1%
WisdomTree LargeCap Dividend Fund(a)(b) (Cost: $2,450,407)	54,908	2,414,305
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $293,278)	293,278	293,278
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 29.4%
MONEY MARKET FUND – 29.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $65,714,477)(e)	65,714,477	65,714,477

Investments	Shares	Fair Value
TOTAL INVESTMENTS IN SECURITIES – 129.2% (Cost: $306,475,902)(f)		$288,678,651
Liabilities in Excess of Other Assets – (29.2)%		(65,230,943)

NET ASSETS – 100.0%		$223,447,708
(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $63,822,332 and the total market value of the collateral held by the Fund was $65,714,477.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.5%
Advertising – 0.2%
Harte-Hanks, Inc.	38,347	$325,183
Marchex, Inc. Class B(a)	5,753	48,900

Total Advertising		374,083
Aerospace/Defense – 0.5%
Cubic Corp.	2,465	96,307
Curtiss-Wright Corp.(a)	11,567	333,477
HEICO Corp.(a)	891	43,873
HEICO Corp. Class A	1,844	62,069
Kaman Corp.(a)	12,833	357,399
National Presto Industries, Inc.(a)	1,354	117,676

Total Aerospace/Defense		1,010,801
Agriculture – 2.1%
Andersons, Inc. (The)	4,757	160,121
Griffin Land & Nurseries, Inc.	1,667	42,808
Limoneira Co.(a)	1,315	18,778
Universal Corp.	28,690	1,028,823
Vector Group Ltd.(a)	173,331	2,977,827

Total Agriculture		4,228,357
Airlines – 0.1%
Skywest, Inc.(a)	14,088	162,153
Apparel – 0.5%
Cherokee, Inc.	17,944	230,581
Jones Group, Inc. (The)	28,727	264,576
Oxford Industries, Inc.(a)	8,351	286,439
R.G. Barry Corp.	6,549	69,419
Weyco Group, Inc.(a)	7,739	172,580

Total Apparel		1,023,595
Auto Parts & Equipment – 0.6%
Cooper Tire & Rubber Co.	28,297	308,154
Douglas Dynamics, Inc.	26,549	339,296
Miller Industries, Inc.	1,861	32,289
Spartan Motors, Inc.	13,711	56,627
Standard Motor Products, Inc.	9,063	117,547
Superior Industries International, Inc.(a)	21,296	329,023
Titan International, Inc.(a)	1,007	15,105

Total Auto Parts & Equipment		1,198,041
Banks – 13.5%
1st Source Corp.(a)	20,050	417,642
Alliance Financial Corp.(a)	4,693	131,639
American National Bankshares, Inc.	5,935	107,424
Ames National Corp.(a)	5,465	85,418
Arrow Financial Corp.(a)	10,918	242,926
Bancfirst Corp.(a)	9,402	311,770
Bancorp Rhode Island, Inc.	3,213	136,199
BancorpSouth, Inc.	128,364	1,127,036
Bank of Kentucky Financial Corp.(a)	6,108	123,748
Bank of Marin Bancorp(a)	2,362	78,041
Bank of the Ozarks, Inc.	13,758	287,955
Bar Harbor Bankshares	3,574	100,537

Boston Private Financial Holdings, Inc.	13,251	$77,916
Bridge Bancorp, Inc.(a)	6,061	110,916
Bryn Mawr Bank Corp.(a)	10,178	168,649
Camden National Corp.	4,965	135,197
Capital City Bank Group, Inc.(a)	13,550	140,920
Cardinal Financial Corp.	5,244	45,203
Cass Information Systems, Inc.(a)	4,048	125,690
Cathay General Bancorp	5,308	60,405
Centerstate Banks, Inc.	3,772	19,728
Chemical Financial Corp.	25,524	390,772
Citizens & Northern Corp.(a)	10,234	152,077
City Holding Co.(a)	14,941	403,258
CNB Financial Corp.	13,618	174,583
CoBiz Financial, Inc.(a)	7,740	34,598
Columbia Banking System, Inc.	1,885	26,993
Community Bank System, Inc.	31,406	712,602
Community Trust Bancorp, Inc.	16,877	393,065
CVB Financial Corp.(a)	110,584	850,391
Enterprise Financial Services Corp.(a)	7,906	107,443
Financial Institutions, Inc.	5,689	81,125
First Bancorp	9,084	91,203
First Bancorp, Inc.(a)	13,453	169,373
First Busey Corp.(a)	60,585	263,545
First Commonwealth Financial Corp.	16,113	59,618
First Community Bancshares, Inc.(a)	11,703	119,371
First Financial Bancorp	32,638	450,404
First Financial Bankshares, Inc.(a)	21,708	567,881
First Financial Corp.(a)	9,224	253,752
First Interstate Bancsystem, Inc.	12,593	134,871
First Merchants Corp.	3,606	25,422
First Midwest Bancorp, Inc.	6,948	50,859
First of Long Island Corp. (The)(a)	6,780	153,635
FNB Corp.(a)	146,167	1,252,651
German American Bancorp, Inc.(a)	8,753	141,098
Glacier Bancorp, Inc.	67,346	631,032
Great Southern Bancorp, Inc.(a)	10,005	167,884
Hancock Holding Co.(a)	29,573	791,965
Heartland Financial USA, Inc.(a)	9,171	130,045
Home Bancshares, Inc.(a)	7,000	148,540
Hudson Valley Holding Corp.	11,421	199,068
Iberiabank Corp.(a)	16,457	774,466
Independent Bank Corp.(a)	14,800	321,752
International Bancshares Corp.	33,890	445,654
Lakeland Bancorp, Inc.(a)	13,834	108,182
Lakeland Financial Corp.(a)	12,200	252,052
MainSource Financial Group, Inc.(a)	2,042	17,806
MB Financial, Inc.	3,261	48,002
Merchants Bancshares, Inc.	6,163	165,045
Midsouth Bancorp, Inc.(a)	4,275	45,956
MidWestOne Financial Group, Inc.	2,800	40,152
National Bankshares, Inc.(a)	6,208	149,799
National Penn Bancshares, Inc.(a)	17,790	124,708
NBT Bancorp, Inc.	29,384	547,130

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2011

Investments	Shares	Fair Value

Old National Bancorp	56,049	$522,377
Pacific Continental Corp.	2,852	20,221
PacWest Bancorp	1,761	24,548
Park National Corp.(a)	20,975	1,109,158
Peapack Gladstone Financial Corp.	3,515	35,431
Penns Woods Bancorp, Inc.(a)	4,568	149,602
Peoples Bancorp, Inc.(a)	6,387	70,257
PrivateBancorp, Inc.	5,291	39,788
Prosperity Bancshares, Inc.(a)	22,020	719,614
Renasant Corp.(a)	25,974	330,649
Republic Bancorp, Inc. Class A(a)	12,214	216,310
S&T Bancorp, Inc.(a)	19,647	317,496
S.Y. Bancorp, Inc.	10,424	194,095
Sandy Spring Bancorp, Inc.	1,375	20,116
SCBT Financial Corp.(a)	7,607	187,741
Sierra Bancorp	7,403	67,737
Simmons First National Corp. Class A(a)	12,007	260,552
Southside Bancshares, Inc.	13,568	244,360
State Bancorp, Inc.	9,014	95,278
StellarOne Corp.	6,267	62,357
Sterling Bancorp(a)	25,930	188,252
Susquehanna Bancshares, Inc.	15,722	85,999
Tompkins Financial Corp.(a)	9,562	342,128
Tower Bancorp, Inc.	9,439	197,653
TowneBank(a)	12,725	144,683
Trico Bancshares(a)	9,604	117,841
TrustCo Bank Corp.(a)	85,204	380,010
Trustmark Corp.(a)	62,758	1,139,058
UMB Financial Corp.(a)	19,655	630,532
Umpqua Holdings Corp.(a)	51,252	450,505
Union First Market Bankshares Corp.	12,279	131,631
United Bankshares, Inc.(a)	50,181	1,008,136
Univest Corp. of Pennsylvania(a)	17,680	235,674
Washington Banking Co.	5,780	56,239
Washington Trust Bancorp, Inc.(a)	16,020	316,876
Webster Financial Corp.	4,389	67,152
WesBanco, Inc.(a)	19,513	337,770
Westamerica Bancorp.(a)	19,891	762,223
Wintrust Financial Corp.(a)	4,770	123,114

Total Banks		27,607,950
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	3,381	187,510
Building Materials – 0.8%
AAON, Inc.(a)	8,050	126,788
Apogee Enterprises, Inc.	20,071	172,410
Comfort Systems USA, Inc.(a)	15,204	126,497
Eagle Materials, Inc.	17,243	287,096
LSI Industries, Inc.	13,386	83,395
Quanex Building Products Corp.	8,314	91,038
Simpson Manufacturing Co., Inc.	17,531	437,048
Texas Industries, Inc.(a)	4,993	158,478
Universal Forest Products, Inc.	5,424	130,447

Total Building Materials		1,613,197

Chemicals – 2.0%
A. Schulman, Inc.(a)	21,585	$366,729
Aceto Corp.	15,819	83,682
American Vanguard Corp.(a)	3,765	42,017
Arch Chemicals, Inc.	14,355	673,537
Balchem Corp.(a)	2,521	94,058
H.B. Fuller Co.	16,694	304,165
Hawkins, Inc.(a)	3,494	111,249
Innophos Holdings, Inc.	10,856	432,829
KMG Chemicals, Inc.	1,753	21,597
Minerals Technologies, Inc.	1,444	71,146
Olin Corp.	80,605	1,451,696
Quaker Chemical Corp.	6,678	173,094
Stepan Co.(a)	3,594	241,445
Zep, Inc.	4,910	73,748

Total Chemicals		4,140,992
Commercial Services – 4.6%
Aaron’s, Inc.	4,815	121,579
ABM Industries, Inc.(a)	28,065	534,919
Advance America, Cash Advance Centers, Inc.	77,032	566,956
Arbitron, Inc.	6,824	225,738
Barrett Business Services, Inc.	5,513	76,851
CDI Corp.(a)	13,225	141,243
Chemed Corp.	5,253	288,705
Collectors Universe, Inc.(a)	18,490	272,728
Corporate Executive Board Co. (The)(a)	10,225	304,705
CPI Corp.(a)	6,777	42,017
Deluxe Corp.	62,444	1,161,458
Electro Rent Corp.(a)	23,894	329,976
Great Lakes Dredge & Dock Corp.(a)	12,799	52,092
Healthcare Services Group, Inc.(a)	65,006	1,049,197
Heartland Payment Systems, Inc.	2,417	47,663
Heidrick & Struggles International, Inc.	8,327	136,979
Hillenbrand, Inc.	60,413	1,111,599
Insperity, Inc.	12,064	268,424
Intersections, Inc.	28,010	359,929
Landauer, Inc.	8,581	425,103
Lincoln Educational Services Corp.	37,831	306,053
Mac-Gray Corp.	4,533	58,521
MAXIMUS, Inc.	6,309	220,184
McGrath Rentcorp(a)	20,556	489,027
Monro Muffler Brake, Inc.	7,279	239,989
Multi-Color Corp.	3,334	75,315
National American University Holdings, Inc.	10,474	74,994
National Research Corp.(a)	3,909	129,544
Resources Connection, Inc.	9,555	93,448
Stewart Enterprises, Inc. Class A(a)	45,275	269,386
Viad Corp.(a)	3,181	54,013

Total Commercial Services		9,528,335
Computers – 0.1%
MTS Systems Corp.	8,965	274,688

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2011

Investments	Shares	Fair Value

Cosmetics/Personal Care – 0.1%
Inter Parfums, Inc.	10,766	$166,335
Distribution/Wholesale – 0.4%
Houston Wire & Cable Co.	13,554	155,735
Pool Corp.	29,526	772,991

Total Distribution/Wholesale		928,726
Diversified Financial Services – 1.9%
Artio Global Investors, Inc. Class A(a)	17,941	142,810
Asta Funding, Inc.	3,515	28,507
BGC Partners, Inc. Class A(a)	114,234	688,831
Calamos Asset Management, Inc. Class A	11,501	115,125
CBOE Holdings, Inc.	6,265	153,305
Cohen & Steers, Inc.(a)	17,278	496,743
Duff & Phelps Corp. Class A(a)	10,473	111,642
Edelman Financial Group, Inc.	20,701	133,728
Epoch Holding Corp.	6,934	94,094
Evercore Partners, Inc. Class A(a)	11,212	255,634
Federal Agricultural Mortgage Corp. Class C	2,716	51,685
GAMCO Investors, Inc. Class A	447	17,607
GFI Group, Inc.	131,180	527,344
JMP Group, Inc.	4,532	26,331
KBW, Inc.	7,265	100,184
MarketAxess Holdings, Inc.	11,989	311,954
Nelnet, Inc. Class A(a)	11,505	216,064
Oppenheimer Holdings, Inc. Class A	5,419	86,921
US Global Investors, Inc. Class A	10,055	68,173
Westwood Holdings Group, Inc.	6,636	229,274

Total Diversified Financial Services		3,855,956
Electric – 7.5%
ALLETE, Inc.	44,842	1,642,562
Avista Corp.(a)	66,172	1,578,202
Black Hills Corp.(a)	47,988	1,470,352
Central Vermont Public Service Corp.	14,476	509,700
CH Energy Group, Inc.(a)	17,911	934,417
MGE Energy, Inc.(a)	21,045	855,900
NorthWestern Corp.	44,546	1,422,799
Ormat Technologies, Inc.(a)	8,434	135,619
Otter Tail Corp.(a)	49,053	897,670
PNM Resources, Inc.	89,613	1,472,342
UIL Holdings Corp.(a)	76,461	2,517,861
Unisource Energy Corp.	40,934	1,477,308
Unitil Corp.(a)	16,818	431,886

Total Electric		15,346,618
Electrical Components & Equipment – 0.8%
Encore Wire Corp.	1,888	38,855
Graham Corp.(a)	856	14,244
Insteel Industries, Inc.	5,142	51,780
Littelfuse, Inc.(a)	7,176	288,547
Molex, Inc. Class A	75,166	1,268,802

Total Electrical Components & Equipment		1,662,228

Electronics – 1.0%
American Science & Engineering, Inc.	3,354	$204,762
Analogic Corp.	2,722	123,606
Badger Meter, Inc.	5,029	145,489
Bel Fuse, Inc. Class B	2,817	43,917
Brady Corp. Class A(a)	27,192	718,684
CTS Corp.	9,448	76,812
Daktronics, Inc.	6,567	56,345
DDi Corp.	18,436	133,476
Methode Electronics, Inc.(a)	20,167	149,841
Park Electrochemical Corp.(a)	6,983	149,227
Pulse Electronics Corp.(a)	24,338	69,607
Watts Water Technologies, Inc. Class A(a)	9,635	256,773

Total Electronics		2,128,539
Engineering & Construction – 0.2%
Granite Construction, Inc.	18,025	338,329
VSE Corp.	935	24,198

Total Engineering & Construction		362,527
Entertainment – 0.7%
Churchill Downs, Inc.	5,319	207,601
International Speedway Corp. Class A(a)	4,366	99,719
National CineMedia, Inc.	57,220	830,262
Speedway Motorsports, Inc.	26,873	324,626

Total Entertainment		1,462,208
Environmental Control – 0.6%
Met-Pro Corp.	8,715	74,775
Mine Safety Appliances Co.	29,337	790,925
U.S. Ecology, Inc.	20,674	319,827

Total Environmental Control		1,185,527
Food – 2.6%
Arden Group, Inc. Class A	980	77,910
B&G Foods, Inc.(a)	61,245	1,021,567
Calavo Growers, Inc.(a)	8,803	180,638
Cal-Maine Foods, Inc.	4,749	149,261
Diamond Foods, Inc.(a)	1,868	149,048
Imperial Sugar Co.(a)	1,670	10,755
Ingles Markets, Inc. Class A	10,673	151,983
J&J Snack Foods Corp.(a)	4,810	231,120
Lancaster Colony Corp.(a)	16,728	1,020,575
Nash Finch Co.	6,141	165,377
Sanderson Farms, Inc.(a)	10,092	479,370
Snyders-Lance, Inc.	23,202	483,762
Spartan Stores, Inc.(a)	6,568	101,673
Tootsie Roll Industries, Inc.(a)	10,877	262,353
Village Super Market, Inc. Class A(a)	5,304	126,978
Weis Markets, Inc.	20,117	745,536

Total Food		5,357,906
Forest Products & Paper – 0.6%
Buckeye Technologies, Inc.	8,086	194,954
Deltic Timber Corp.(a)	1,650	98,472
Neenah Paper, Inc.(a)	8,599	121,934

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2011

Investments	Shares	Fair Value

PH Glatfelter Co.(a)	33,727	$445,534
Schweitzer-Mauduit International, Inc.(a)	4,635	258,957
Wausau Paper Corp.(a)	19,465	124,381

Total Forest Products & Paper		1,244,232
Gas – 1.2%
Chesapeake Utilities Corp.(a)	7,970	319,676
Laclede Group, Inc. (The)	25,509	988,474
Northwest Natural Gas Co.	25,798	1,137,692

Total Gas		2,445,842
Hand/Machine Tools – 0.1%
Franklin Electric Co., Inc.(a)	7,943	288,172
Healthcare-Products – 0.7%
Atrion Corp.(a)	540	111,991
Cantel Medical Corp.(a)	2,215	46,781
Female Health Co. (The)(a)	23,202	94,664
Invacare Corp.	1,477	34,030
Meridian Bioscience, Inc.(a)	34,014	535,380
West Pharmaceutical Services, Inc.(a)	14,449	536,058
Young Innovations, Inc.	1,017	28,984

Total Healthcare-Products		1,387,888
Healthcare-Services – 0.2%
Ensign Group, Inc. (The)(a)	4,620	106,768
National Healthcare Corp.	8,482	273,969

Total Healthcare-Services		380,737
Holding Companies-Diversified – 0.6%
Compass Diversified Holdings(a)	93,693	1,141,181
Primoris Services Corp.(a)	12,734	133,198
Resource America, Inc. Class A	8,622	38,885

Total Holding Companies-Diversified		1,313,264
Home Builders – 0.6%
KB Home(a)	45,945	269,238
Lennar Corp. Class B	9,606	98,173
MDC Holdings, Inc.(a)	45,896	777,478
Ryland Group, Inc.(a)	8,231	87,660
Skyline Corp.	6,387	60,996

Total Home Builders		1,293,545
Home Furnishings – 0.2%
Ethan Allen Interiors, Inc.(a)	7,520	102,347
Flexsteel Industries	2,844	42,603
Hooker Furniture Corp.	8,447	76,446
Kimball International, Inc. Class B(a)	21,905	106,458

Total Home Furnishings		327,854
Household Products/Wares – 0.7%
American Greetings Corp. Class A(a)	25,080	463,980
Blyth, Inc.	1,160	64,322
CSS Industries, Inc.	7,668	127,902
Ennis, Inc.(a)	23,456	306,335
Oil-Dri Corp. of America(a)	3,750	69,675
WD-40 Co.(a)	11,465	456,766

Total Household Products/Wares		1,488,980

Insurance – 5.4%
American Equity Investment Life Holding Co.(a)	11,791	$103,171
Amtrust Financial Services, Inc.(a)	27,641	615,289
Baldwin & Lyons, Inc. Class B	12,771	272,916
Delphi Financial Group, Inc. Class A(a)	19,146	412,022
Donegal Group, Inc. Class A	15,289	184,080
Eastern Insurance Holdings, Inc.	5,286	69,511
EMC Insurance Group, Inc.(a)	11,018	202,731
Employers Holdings, Inc.(a)	14,203	181,230
FBL Financial Group, Inc. Class A	6,521	173,589
First American Financial Corp.	43,441	556,045
Harleysville Group, Inc.(a)	27,048	1,592,045
Horace Mann Educators Corp.	18,331	209,157
Infinity Property & Casualty Corp.	2,908	152,612
Kansas City Life Insurance Co.(a)	9,842	303,823
Kemper Corp.	55,802	1,337,016
Life Partners Holdings, Inc.(a)	25,006	151,286
Meadowbrook Insurance Group, Inc.	22,810	203,237
National Interstate Corp.(a)	7,398	162,608
National Western Life Insurance Co. Class A	182	24,661
Presidential Life Corp.	19,943	163,931
Radian Group, Inc.(a)	4,230	9,264
RLI Corp.(a)	12,001	763,024
Safety Insurance Group, Inc.	16,581	627,259
SeaBright Holdings, Inc.(a)	13,277	95,594
Selective Insurance Group, Inc.	40,473	528,173
State Auto Financial Corp.(a)	35,449	466,154
Stewart Information Services Corp.	1,981	17,512
Symetra Financial Corp.	46,070	375,471
Tower Group, Inc.	20,393	466,184
United Fire & Casualty Co.	18,518	327,583
Universal Insurance Holdings, Inc.	83,397	321,078

Total Insurance		11,068,256
Internet – 1.2%
Earthlink, Inc.	196,590	1,283,733
Keynote Systems, Inc.(a)	6,162	130,203
Nutrisystem, Inc.(a)	22,871	276,968
United Online, Inc.	134,179	701,756

Total Internet		2,392,660
Investment Companies – 6.3%
Arlington Asset Investment Corp. Class A(a)	18,540	445,887
BlackRock Kelso Capital Corp.(a)	201,621	1,471,833
Capital Southwest Corp.	715	52,910
Fifth Street Finance Corp.(a)	159,104	1,482,849
Gladstone Capital Corp.(a)	39,439	270,552
Gladstone Investment Corp.(a)	35,140	238,952
Golub Capital BDC, Inc.(a)	34,457	511,687
Kohlberg Capital Corp.(a)	57,768	337,943
Main Street Capital Corp.(a)	41,995	745,831
MCG Capital Corp.(a)	159,078	629,949
Medallion Financial Corp.	33,039	307,263
MVC Capital, Inc.	19,905	208,405

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2011

Investments	Shares	Fair Value

NGP Capital Resources Co.(a)	42,047	$274,987
PennantPark Investment Corp.(a)	81,712	728,871
Prospect Capital Corp.(a)	254,157	2,137,460
Solar Capital Ltd.	90,393	1,819,611
THL Credit, Inc.	15,485	169,096
TICC Capital Corp.	61,558	502,929
Triangle Capital Corp.(a)	35,313	537,464

Total Investment Companies		12,874,479
Iron/Steel – 0.1%
AK Steel Holding Corp.(a)	39,413	257,761
Schnitzer Steel Industries, Inc. Class A(a)	643	23,662

Total Iron/Steel		281,423
Leisure Time – 0.1%
Ambassadors Group, Inc.	10,062	57,655
Brunswick Corp.(a)	6,305	88,522
Callaway Golf Co.(a)	8,123	41,996

Total Leisure Time		188,173
Lodging – 0.4%
Ameristar Casinos, Inc.	38,440	616,962
Marcus Corp.(a)	12,597	125,340

Total Lodging		742,302
Machinery-Diversified – 1.4%
Alamo Group, Inc.	2,715	56,445
Albany International Corp. Class A(a)	14,666	267,655
Applied Industrial Technologies, Inc.(a)	23,777	645,783
Briggs & Stratton Corp.	28,846	389,709
Cascade Corp.	2,582	86,213
Cognex Corp.(a)	10,784	292,354
Gorman-Rupp Co. (The)	6,072	149,918
Lindsay Corp.(a)	1,586	85,327
Manitowoc Co., Inc. (The)	21,986	147,526
NACCO Industries, Inc. Class A	3,239	205,353
Robbins & Myers, Inc.(a)	4,052	140,645
Tennant Co.(a)	8,783	310,655
Twin Disc, Inc.	3,132	83,530

Total Machinery-Diversified		2,861,113
Media – 1.0%
CBS Corp. Class A	14,279	294,290
Courier Corp.	19,024	124,417
Meredith Corp.(a)	24,560	556,039
Scholastic Corp.(a)	9,077	254,428
Value Line, Inc.(a)	13,495	155,058
World Wrestling Entertainment, Inc. Class A(a)	72,354	644,674

Total Media		2,028,906
Metal Fabricate/Hardware – 1.2%
Ampco-Pittsburgh Corp.	6,391	130,696
CIRCOR International, Inc.	1,523	44,730
Dynamic Materials Corp.	3,005	47,329
Haynes International, Inc.(a)	6,205	269,607
Kaydon Corp.(a)	16,582	475,572

Lawson Products, Inc.	2,777	$37,545
Mueller Industries, Inc.(a)	11,972	461,999
Mueller Water Products, Inc. Class A	71,600	177,568
Olympic Steel, Inc.	719	12,180
Sun Hydraulics Corp.	6,589	134,284
Worthington Industries, Inc.	43,873	612,906

Total Metal Fabricate/Hardware		2,404,416
Mining – 0.5%
AMCOL International Corp.	19,442	466,414
Globe Specialty Metals, Inc.	16,232	235,689
Kaiser Aluminum Corp.	9,709	429,914

Total Mining		1,132,017
Miscellaneous Manufacturing – 2.2%
A.O. Smith Corp.(a)	13,657	437,434
Ameron International Corp.(a)	3,557	302,132
AZZ, Inc.(a)	8,201	317,953
Barnes Group, Inc.	22,025	423,981
Brink’s Co. (The)	17,828	415,571
Chase Corp.	4,870	52,352
ESCO Technologies, Inc.	5,693	145,171
John Bean Technologies Corp.	9,909	141,302
Koppers Holdings, Inc.	13,953	357,336
Matthews International Corp. Class A	7,009	215,597
Myers Industries, Inc.	23,054	233,998
NL Industries, Inc.	54,194	679,051
Raven Industries, Inc.(a)	6,356	306,359
Standex International Corp.	2,512	78,199
Sturm Ruger & Co., Inc.	9,804	254,708
Tredegar Corp.(a)	6,661	98,783

Total Miscellaneous Manufacturing		4,459,927
Office Furnishings – 0.5%
Herman Miller, Inc.(a)	5,507	98,355
HNI Corp.(a)	32,401	619,831
Interface, Inc. Class A	7,555	89,602
Knoll, Inc.	6,277	85,995
Steelcase, Inc. Class A(a)	34,532	217,897

Total Office Furnishings		1,111,680
Oil & Gas – 0.5%
Alon USA Energy, Inc.	41,628	255,180
Delek US Holdings, Inc.(a)	29,026	327,123
Panhandle Oil and Gas, Inc. Class A	2,265	64,258
Penn Virginia Corp.	15,361	85,561
W&T Offshore, Inc.(a)	18,206	250,514

Total Oil & Gas		982,636
Oil & Gas Services – 0.0%
Gulf Island Fabrication, Inc.	622	12,863
Packaging & Containers – 0.9%
Greif, Inc. Class A(a)	17,452	748,516
Greif, Inc. Class B(a)	24,149	1,038,890

Total Packaging & Containers		1,787,406

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2011

Investments	Shares	Fair Value

Pipelines – 0.2%
Crosstex Energy, Inc.(a)	37,511	$505,648
Private Equity – 0.3%
Hercules Technology Growth Capital, Inc.(a)	73,434	625,658
Real Estate – 0.0%
Consolidated-Tomoka Land Co.	218	5,725
REITS – 18.7%
Acadia Realty Trust	41,932	784,128
Agree Realty Corp.(a)	19,343	421,291
Associated Estates Realty Corp.	48,931	756,473
Brandywine Realty Trust(a)	201,388	1,613,118
CapLease, Inc.	60,594	218,744
Cedar Shopping Centers, Inc.(a)	100,079	311,246
Chatham Lodging Trust	10,207	101,253
Chesapeake Lodging Trust	19,858	239,686
Cogdell Spencer, Inc.(a)	87,464	329,739
Colonial Properties Trust(a)	69,461	1,261,412
Cousins Properties, Inc.(a)	40,422	236,469
Cubesmart	27,954	238,448
DCT Industrial Trust, Inc.(a)	309,354	1,358,064
DuPont Fabros Technology, Inc.(a)	35,480	698,601
EastGroup Properties, Inc.(a)	35,125	1,339,668
Education Realty Trust, Inc.(a)	42,255	362,970
Excel Trust, Inc.	15,727	151,294
Extra Space Storage, Inc.	53,592	998,419
First Potomac Realty Trust	67,979	847,698
Franklin Street Properties Corp.(a)	120,152	1,358,919
Getty Realty Corp.(a)	50,082	722,182
Gladstone Commercial Corp.	18,169	284,890
Glimcher Realty Trust	111,149	786,935
Government Properties Income Trust	66,691	1,434,523
Healthcare Realty Trust, Inc.	99,179	1,671,166
Hersha Hospitality Trust	136,180	471,183
Hudson Pacific Properties, Inc.	14,581	169,577
Inland Real Estate Corp.	155,255	1,133,362
Investors Real Estate Trust	154,096	1,109,491
Kite Realty Group Trust	75,740	277,208
Lexington Realty Trust(a)	197,365	1,290,767
LTC Properties, Inc.	42,492	1,075,897
Medical Properties Trust, Inc.	227,877	2,039,499
Mission West Properties, Inc.(a)	50,903	386,354
Monmouth Real Estate Investment Corp. Class A(a)	62,147	492,826
National Health Investors, Inc.	40,580	1,709,635
One Liberty Properties, Inc.	20,438	299,621
Parkway Properties, Inc.	9,864	108,603
Pennsylvania Real Estate Investment Trust	61,878	478,317
Potlatch Corp.	66,086	2,083,031
PS Business Parks, Inc.(a)	20,976	1,039,151
Ramco-Gershenson Properties Trust	55,378	454,100
Retail Opportunity Investments Corp.	26,343	291,880
Saul Centers, Inc.	14,951	505,493

Sovran Self Storage, Inc.	35,462	$1,318,123
Sun Communities, Inc.(a)	38,567	1,357,173
UMH Properties, Inc.(a)	25,885	235,295
Universal Health Realty Income Trust	21,586	725,505
Urstadt Biddle Properties, Inc. Class A(a)	27,343	436,668
Winthrop Realty Trust(a)	35,624	309,573

Total REITS		38,325,668
Retail – 2.9%
bebe Stores, Inc.	36,664	246,382
Big 5 Sporting Goods Corp.(a)	7,516	45,697
Bob Evans Farms, Inc.	18,645	531,755
Brown Shoe Co., Inc.(a)	21,587	153,700
Casey’s General Stores, Inc.(a)	12,746	556,363
Cash America International, Inc.(a)	2,757	141,048
Cato Corp. (The) Class A	18,796	424,038
Christopher & Banks Corp.(a)	43,245	152,655
Cracker Barrel Old Country Store, Inc.	9,491	380,399
Finish Line, Inc. (The) Class A(a)	11,365	227,186
Fred’s, Inc. Class A	11,309	120,554
Frisch’s Restaurants, Inc.	3,743	72,614
Gaiam, Inc. Class A	8,614	29,202
Group 1 Automotive, Inc.	5,908	210,030
HOT Topic, Inc.(a)	52,453	400,216
Lithia Motors, Inc. Class A(a)	9,051	130,153
Men’s Wearhouse, Inc. (The)(a)	20,223	527,416
PEP Boys-Manny, Moe & Jack(a)	11,749	115,963
PetMed Express, Inc.	16,211	145,899
PF Chang’s China Bistro, Inc.(a)	9,822	267,551
Pricesmart, Inc.	10,209	636,225
Regis Corp.	12,615	177,745
Sonic Automotive, Inc. Class A	8,427	90,927
Stage Stores, Inc.	17,925	248,620
Winmark Corp.	299	13,820

Total Retail		6,046,158
Savings & Loans – 3.3%
Abington Bancorp, Inc.	10,394	74,837
Astoria Financial Corp.	99,619	766,070
Bank Mutual Corp.	26,754	69,828
BankFinancial Corp.(a)	15,402	102,269
Berkshire Hills Bancorp, Inc.(a)	11,261	207,991
Brookline Bancorp, Inc.(a)	48,786	376,140
Clifton Savings Bancorp, Inc.(a)	15,788	144,618
Dime Community Bancshares, Inc.	33,979	344,207
ESB Financial Corp.(a)	8,846	96,952
ESSA Bancorp, Inc.(a)	5,696	59,865
First Financial Holdings, Inc.	7,071	28,355
Flushing Financial Corp.(a)	30,195	326,106
Home Federal Bancorp, Inc.	7,152	55,929
Kearny Financial Corp.(a)	40,645	359,302
Northfield Bancorp, Inc.(a)	17,698	234,321
Northwest Bancshares, Inc.	101,132	1,204,482
OceanFirst Financial Corp.(a)	17,723	206,827

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2011

Investments	Shares	Fair Value

Oritani Financial Corp.	49,046	$630,732
Provident Financial Services, Inc.(a)	46,966	504,884
Provident New York Bancorp(a)	22,419	130,479
Rockville Financial, Inc.	18,981	179,940
Roma Financial Corp.	25,509	207,898
Territorial Bancorp, Inc.(a)	4,248	81,349
United Financial Bancorp, Inc.(a)	8,637	118,240
ViewPoint Financial Group	12,557	143,778
Westfield Financial, Inc.(a)	20,357	134,153
WSFS Financial Corp.	2,207	69,675

Total Savings & Loans		6,859,227
Semiconductors – 0.2%
Cohu, Inc.(a)	8,918	88,110
Micrel, Inc.(a)	16,431	155,602
Power Integrations, Inc.(a)	3,471	106,247
Richardson Electronics Ltd.	2,699	36,733

Total Semiconductors		386,692
Software – 1.1%
American Software, Inc. Class A	33,129	240,185
Blackbaud, Inc.(a)	17,889	398,388
Computer Programs & Systems, Inc.	8,375	554,006
EPIQ Systems, Inc.	10,103	126,591
Fair Isaac Corp.(a)	3,388	73,960
Opnet Technologies, Inc.	8,515	297,259
Pegasystems, Inc.(a)	3,336	102,115
Renaissance Learning, Inc.(a)	19,467	326,656
Schawk, Inc.(a)	11,053	109,093

Total Software		2,228,253
Telecommunications – 2.4%
Alaska Communications Systems Group, Inc.(a)	88,727	582,049
Atlantic Tele-Network, Inc.(a)	9,913	325,940
Black Box Corp.	2,769	59,118
Communications Systems, Inc.	9,728	126,464
Comtech Telecommunications Corp.	26,541	745,537
Consolidated Communications Holdings, Inc.	64,600	1,166,030
HickoryTech Corp.(a)	20,609	198,259
IDT Corp. Class B	12,613	257,305
NTELOS Holdings Corp.(a)	63,474	1,125,394
Preformed Line Products Co.(a)	2,008	91,966
Shenandoah Telecommunications Co.	10,067	112,146
Tessco Technologies, Inc.	4,760	63,261
USA Mobility, Inc.	1,187	15,668

Total Telecommunications		4,869,137
Textiles – 0.1%
G&K Services, Inc. Class A	6,167	157,505
UniFirst Corp.	1,118	50,634

Total Textiles		208,139
Transportation – 1.2%
Alexander & Baldwin, Inc.	34,827	1,272,230
Arkansas Best Corp.	2,950	47,643
Forward Air Corp.(a)	7,295	185,658

Investments	Shares	Fair Value

Heartland Express, Inc.(a)	11,983	$162,489
International Shipholding Corp.(a)	11,054	204,388
Marten Transport Ltd.	1,990	34,308
Overseas Shipholding Group, Inc.(a)	39,166	538,141

Total Transportation		2,444,857
Trucking & Leasing – 0.5%
TAL International Group, Inc.(a)	41,481	1,034,536
Water – 1.1%
American States Water Co.(a)	14,339	486,522
Artesian Resources Corp. Class A(a)	6,698	117,282
California Water Service Group	33,998	602,105
Connecticut Water Service, Inc.	8,003	200,235
Middlesex Water Co.(a)	15,914	271,652
Pennichuck Corp.	3,446	96,419
SJW Corp.	12,100	263,417
York Water Co.	9,332	150,992

Total Water		2,188,624
TOTAL COMMON STOCKS (Cost: $225,142,100)		204,033,365
EXCHANGE-TRADED FUND – 0.1%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $299,713)	6,921	319,196
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $24,942)	24,942	24,942
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 27.0%
MONEY MARKET FUND – 27.0%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $55,320,012)(e)	55,320,012	55,320,012
TOTAL INVESTMENTS IN SECURITIES – 126.6% (Cost: $280,786,767)(f)		259,697,515
Liabilities in Excess of Other Assets – (26.6)%		(54,614,086)

NET ASSETS – 100.0%		$205,083,429
(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $53,600,455 and the total market value of the collateral held by the Fund was $55,320,012.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Statements of Assets and Liabilities (unaudited)

WisdomTree D omestic Dividend Funds

September 30, 2011

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund[1]	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
ASSETS:

Investments, at cost	$172,809,782	$301,823,318	$822,790,396	$748,644,313	$304,025,495	$280,487,054

Investment in affiliate, at cost (Note 7)	294,731	343,161	155,966	2,366,973	2,450,407	299,713
Investments in securities, at fair value (including securities on loan)[2]	178,705,576	293,575,954	795,551,682	735,500,250	286,264,346	259,378,319

Investment in affiliate, at fair value (Note 7)	320,384	336,224	154,707	2,441,073	2,414,305	319,196

Receivables:

Dividends and interest	364,543	709,587	1,493,288	1,575,202	557,093	773,112

Capital shares sold	—	3,851,153	—	4,760,265	—	—
Total Assets	179,390,503	298,472,918	797,199,677	744,276,790	289,235,744	260,470,627
LIABILITIES:

Payables:

Investment securities purchased	—	3,845,316	—	4,755,196	—	—

Collateral for securities on loan (Note 2)	12,720,081	36,516,959	82,079,964	130,476,401	65,714,477	55,320,012

Advisory fees (Note 3)	38,657	82,412	166,790	181,492	72,708	66,411

Service fees (Note 2)	610	962	2,634	2,119	851	775
Total Liabilities	12,759,348	40,445,649	82,249,388	135,415,208	65,788,036	55,387,198
NET ASSETS	$166,631,155	$258,027,269	$714,950,289	$608,861,582	$223,447,708	$205,083,429
NET ASSETS:

Paid-in capital	$190,377,892	$335,822,372	$817,518,253	$696,836,530	$268,193,169	$280,215,811

Undistributed net investment income	178,368	382,547	563,587	645,294	529,246	613,836

Accumulated net realized loss on investments	(29,846,552)	(69,923,349)	(75,891,578)	(75,550,279)	(27,477,456)	(54,656,966)

Net unrealized appreciation (depreciation) on investments	5,921,447	(8,254,301)	(27,239,973)	(13,069,963)	(17,797,251)	(21,089,252)
NET ASSETS	$166,631,155	$258,027,269	$714,950,289	$608,861,582	$223,447,708	$205,083,429
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,800,000	6,700,000	16,300,000	13,000,000	4,850,000	5,200,000
Net asset value per share	$43.85	$38.51	$43.86	$46.84	$46.07	$39.44
[1]

This information reflects the investment objective and strategy of the WisdomTree Dividend Top 100 Fund through May 7, 2009 and the investment objective and strategy of the WisdomTree Dividend ex-Financials Fund thereafter.

[2]	Market value of securities loaned were as follows: $12,433,814, $35,804,340, $77,723,332, $126,954,346, $63,822,332 and $53,600,455, respectively (Note 2).

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Statements of Operations (unaudited)

WisdomTree Domestic Dividend Funds

For the Six Months Ended September 30, 2011

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$2,816,969	$4,662,141	$11,691,574	$9,479,535	$4,362,787	$4,832,705

Dividends from affiliate (Note 7)	6,925	13,160	20,824	43,253	38,248	22,027

Interest	26	27	78	70	32	26

Securities lending income (Note 2)	9,177	15,978	18,855	38,039	53,131	94,090
Total investment income	2,833,097	4,691,306	11,731,331	9,560,897	4,454,198	4,948,848
EXPENSES:

Advisory fees (Note 3)	238,160	405,321	1,003,614	848,328	491,251	444,848

Service fees (Note 2)	3,742	4,693	15,771	9,824	5,688	5,151
Total expenses	241,902	410,014	1,019,385	858,152	496,939	449,999
Expenses reimbursements/waivers (Note 3)	(1,218)	(2,467)	(3,383)	(4,806)	(6,015)	(5,166)
Net expenses	240,684	407,547	1,016,002	853,346	490,924	444,833
Net investment income	2,592,413	4,283,759	10,715,329	8,707,551	3,963,274	4,504,015
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	238,395	(11,840)	578,739	765,099	1,458,445	46,888

Investment transactions from affiliate (Note 7)	63,777	(163,898)	(143,865)	102,607	12,133	44,371

In-kind redemptions	—	2,315,304	15,487,267	5,898,894	4,453,691	500,463

In-kind redemptions from affiliate (Note 7)	—	7,108	5,615	25,201	36,207	7,667
Net realized gain	302,172	2,146,674	15,927,756	6,791,801	5,960,476	599,389
Net change in unrealized appreciation (depreciation) on investments	(17,897,348)	(15,403,918)	(91,186,595)	(44,654,061)	(47,064,435)	(47,838,732)
Net realized and unrealized loss on investments	(17,595,176)	(13,257,244)	(75,258,839)	(37,862,260)	(41,103,959)	(47,239,343)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,002,763)	$(8,973,485)	$(64,543,510)	$(29,154,709)	$(37,140,685)	$(42,735,328)

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Equity Income Fund		WisdomTree LargeCap Dividend Fund
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,592,413	$4,473,233	$4,283,759	$6,502,307	$10,715,329	$14,386,241

Net realized gain on investments	302,172	3,776,127	2,146,674	14,571,418	15,927,756	21,047,320

Net change in unrealized appreciation (depreciation) on investments	(17,897,348)	16,294,181	(15,403,918)	9,399,565	(91,186,595)	47,856,444
Net increase (decrease) in net assets resulting from operations	(15,002,763)	24,543,541	(8,973,485)	30,473,290	(64,543,510)	83,290,005
DISTRIBUTIONS:

Net investment income	(2,553,029)	(4,438,769)	(4,089,567)	(6,474,781)	(10,633,089)	(14,235,763)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	13,238,786	33,151,332	124,058,630	177,074,847	263,018,338	221,454,446

Cost of shares redeemed	—	(15,278,459)	(31,241,098)	(145,707,467)	(83,985,187)	(92,223,882)
Net increase in net assets resulting from capital share transactions	13,238,786	17,872,873	92,817,532	31,367,380	179,033,151	129,230,564
Net Increase (Decrease) in Net Assets	(4,317,006)	37,977,645	79,754,480	55,365,889	103,856,552	198,284,806
NET ASSETS:

Beginning of period	$170,948,161	$132,970,516	$178,272,789	$122,906,900	$611,093,737	$412,808,931

End of period	$166,631,155	$170,948,161	$258,027,269	$178,272,789	$714,950,289	$611,093,737
Undistributed net investment income included in net assets at end of period	$178,368	$138,984	$382,547	$188,355	$563,587	$481,347
SHARES CREATED AND REDEEMED:

Shares, outstanding, beginning of period	3,500,000	3,100,000	4,400,000	3,500,000	12,650,000	9,700,000

Shares created	300,000	750,000	3,100,000	4,750,000	5,500,000	5,000,000

Shares redeemed	—	(350,000)	(800,000)	(3,850,000)	(1,850,000)	(2,050,000)
Shares outstanding, end of period	3,800,000	3,500,000	6,700,000	4,400,000	16,300,000	12,650,000

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets (concluded)

	WisdomTree Dividend ex-Financials Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,707,551	$10,687,261	$3,963,274	$5,901,079	$4,504,015	$7,763,523

Net realized gain on investments	6,791,801	33,084,584	5,960,476	13,120,941	599,389	17,055,165

Net change in unrealized appreciation (depreciation) on investments	(44,654,061)	16,420,742	(47,064,435)	19,534,938	(47,838,732)	9,067,962
Net increase (decrease) in net assets resulting from operations	(29,154,709)	60,192,587	(37,140,685)	38,556,958	(42,735,328)	33,886,650
DISTRIBUTIONS:

Net investment income	(8,400,114)	(10,527,617)	(3,629,881)	(5,778,694)	(4,473,942)	(7,366,770)

Capital gains	—	—	—	—	(132)	—
Total distributions	(8,400,114)	(10,527,617)	(3,629,881)	(5,778,694)	(4,474,074)	(7,366,770)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	339,912,402	255,440,000	32,485,931	169,491,298	6,413,269	121,807,365

Cost of shares redeemed	(36,877,788)	(152,000,000)	(24,819,533)	(67,838,212)	(2,291,885)	(54,879,905)
Net increase in net assets resulting from capital share transactions	303,034,614	103,440,000	7,666,398	101,653,086	4,121,384	66,927,460
Net Increase (Decrease) in Net Assets	265,479,791	153,104,970	(33,104,168)	134,431,350	(43,088,018)	93,447,340
NET ASSETS:

Beginning of period	$343,381,791	$190,276,821	$256,551,876	$122,120,526	$248,171,447	$154,724,107

End of period	$608,861,582	$343,381,791	$223,447,708	$256,551,876	$205,083,429	$248,171,447
Undistributed net investment income included in net assets at end of period	$645,294	$337,857	$529,246	$195,853	$613,836	$583,763
SHARES CREATED AND REDEEMED:

Shares, outstanding, beginning of period	6,850,000	4,450,000	4,750,000	2,650,000	5,100,000	3,650,000

Shares created	6,900,000	5,600,000	600,000	3,500,000	150,000	2,650,000

Shares redeemed	(750,000)	(3,200,000)	(500,000)	(1,400,000)	(50,000)	(1,200,000)
Shares outstanding, end of period	13,000,000	6,850,000	4,850,000	4,750,000	5,200,000	5,100,000

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	47

Financial Highlights

WisdomTree Domestic Dividend Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$48.84	$42.89	$29.26	$51.81	$57.87	$50.32
Investment operations:
Net investment income[1]	0.73	1.37	1.14	1.54	1.68	1.18
Net realized and unrealized gain (loss)	(5.02)	5.92	13.61	(22.56)	(6.04)	7.28
Total from investment operations	(4.29)	7.29	14.75	(21.02)	(4.36)	8.46
Dividends and distributions to shareholders:
Net investment income	(0.70)	(1.34)	(1.12)	(1.53)	(1.68)	(0.91)
Capital gains	—	—	—	—	(0.02)	—
Total dividends and distributions to shareholders	(0.70)	(1.34)	(1.12)	(1.53)	(1.70)	(0.91)
Net asset value, end of period	$43.85	$48.84	$42.89	$29.26	$51.81	$57.87

TOTAL RETURN[2]	(8.86)%	17.37%	50.83%	(41.29)%	(7.77)%	16.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$166,631	$170,948	$132,971	$84,844	$88,071	$89,698
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements/waivers	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.31%[3]
Net investment income	3.05%[3]	3.10%	3.01%	3.91%	2.89%	2.76%[3]
Portfolio turnover rate[5]	2%	6%	16%	23%	10%	12%

WisdomTree Equity Income Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$40.52	$35.12	$22.98	$47.81	$57.99	$50.01
Investment operations:
Net investment income[1]	0.81	1.61	1.17	1.95	2.22	1.56
Net realized and unrealized gain (loss)	(2.10)	5.33	12.16	(24.80)	(10.19)	7.54
Total from investment operations	(1.29)	6.94	13.33	(22.85)	(7.97)	9.10
Dividends to shareholders:
Net investment income	(0.72)	(1.54)	(1.19)	(1.98)	(2.21)	(1.12)
Net asset value, end of period	$38.51	$40.52	$35.12	$22.98	$47.81	$57.99

TOTAL RETURN[2]	(3.22)%	20.24%	58.47%	(49.06)%	(14.18)%	18.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$258,027	$178,273	$122,907	$101,091	$138,659	$205,874
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.40%[3]
Net investment income	4.02%[3]	4.25%	3.72%	5.59%	3.88%	3.68%[3]
Portfolio turnover rate[5]	2%	8%	25%	45%	19%	11%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

48	WisdomTree Domestic Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$48.31	$42.56	$29.86	$52.71	$57.97	$50.34
Investment operations:
Net investment income[1]	0.71	1.33	1.10	1.51	1.60	1.11
Net realized and unrealized gain (loss)	(4.50)	5.68	12.69	(22.91)	(5.21)	7.32
Total from investment operations	(3.79)	7.01	13.79	(21.40)	(3.61)	8.43
Dividends to shareholders:
Net investment income	(0.66)	(1.26)	(1.09)	(1.45)	(1.65)	(0.80)
Net asset value, end of period	$43.86	$48.31	$42.56	$29.86	$52.71	$57.97

TOTAL RETURN[2]	(7.91)%	16.83%	46.53%	(41.25)%	(6.47)%	16.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$714,950	$611,094	$412,809	$294,135	$308,379	$333,339
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements/waivers	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.29%[3]
Net investment income	2.99%[3]	3.04%	2.89%	3.78%	2.74%	2.65%[3]
Portfolio turnover rate[5]	2%	5%	17%	25%	8%	13%

WisdomTree Dividend ex-Financials Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$50.13	$42.76	$26.74	$51.14	$59.69	$50.12
Investment operations:
Net investment income[1]	0.95	1.81	1.60	1.81	2.10	1.40
Net realized and unrealized gain (loss)	(3.48)	7.25	16.01	(24.34)	(8.56)	9.09
Total from investment operations	(2.53)	9.06	17.61	(22.53)	(6.46)	10.49
Dividends to shareholders:
Net investment income	(0.76)	(1.69)	(1.59)	(1.87)	(2.09)	(0.92)
Net asset value, end of period	$46.84	$50.13	$42.76	$26.74	$51.14	$59.69

TOTAL RETURN[2]	(5.11)%	21.68%	66.66%	(45.10)%	(11.15)%	20.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$608,862	$343,382	$190,277	$104,277	$166,205	$188,009
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.40%[3]
Net investment income	3.90%[3]	3.99%	4.32%	4.57%	3.57%	3.29%[3]
Portfolio turnover rate[5]	3%	5%	57%	53%	16%	21%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	49

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$54.01	$46.08	$26.80	$48.00	$58.02	$50.21
Investment operations:
Net investment income[1]	0.81	1.53	1.29	1.63	1.88	1.45
Net realized and unrealized gain (loss)	(8.02)	7.79	19.22	(21.16)	(10.12)	7.41
Total from investment operations	(7.21)	9.32	20.51	(19.53)	(8.24)	8.86
Dividends and distributions to shareholders:
Net investment income	(0.73)	(1.39)	(1.23)	(1.67)	(1.78)	(1.04)
Capital gains	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.73)	(1.39)	(1.23)	(1.67)	(1.78)	(1.05)
Net asset value, end of period	$46.07	$54.01	$46.08	$26.80	$48.00	$58.02

TOTAL RETURN[2]	(13.44)%	20.60%	77.34%	(41.61)%	(14.47)%	17.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$223,448	$256,552	$122,121	$65,655	$91,198	$78,333
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.43%[3]
Net investment income	3.07%[3]	3.16%	3.34%	4.31%	3.38%	3.47%[3]
Portfolio turnover rate[5]	3%	10%	11%	43%	30%	12%

WisdomTree SmallCap Dividend Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$48.66	$42.39	$24.06	$46.31	$57.41	$50.24
Investment operations:
Net investment income[1]	0.88	1.72	1.49	1.85	2.13	1.79
Net realized and unrealized gain (loss)	(9.23)	6.14	18.28	(22.26)	(11.10)	6.65
Total from investment operations	(8.35)	7.86	19.77	(20.41)	(8.97)	8.44
Dividends and distributions to shareholders:
Net investment income	(0.87)	(1.59)	(1.44)	(1.84)	(2.13)	(1.27)
Capital gains	(0.00)~	—	—	—	—	—
Total dividends and distributions to shareholders	(0.87)	(1.59)	(1.44)	(1.84)	(2.13)	(1.27)
Net asset value, end of period	$39.44	$48.66	$42.39	$24.06	$46.31	$57.41

TOTAL RETURN[2]	(17.30)%	18.96%	83.27%	(45.27)%	(15.93)%	16.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$205,083	$248,171	$154,724	$73,369	$81,040	$111,948
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.42%[3]
Net investment income	3.85%[3]	3.86%	4.21%	5.15%	3.97%	4.25%[3]
Portfolio turnover rate[5]	3%	11%	16%	65%	34%	16%
*	Commencement of investment operations.

~	Amount is less than $0.005.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

50	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited)

September 30, 2011

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2011, the Trust offered 47 investment funds (each, a “Fund”, and collectively, the “Funds”). These notes relate only to funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“Wisdom Tree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds or affiliated funds, which are valued at NAV.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. As indicated, unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Trust’s Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

WisdomTree Domestic Dividend Funds	51

Notes to Financial Statements (unaudited) (continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Trust’s Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. market that are deemed to affect the value of the foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued”. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ form quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s assets carried at fair value:

Total Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$165,978,381	$—	$—
Money Market Funds	—	12,727,195	—
Affiliated Fund	320,384	—	—
Total	$166,298,765	$12,727,195	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$257,035,558	$—	$—
Money Market Funds	—	36,540,396	—
Affiliated Fund	336,224	—	—
Total	$257,371,782	$36,540,396	$—

52	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (continued)

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$713,443,283	$—	$—
Money Market Funds	—	82,108,399	—
Affiliated Fund	154,707	—	—
Total	$713,597,990	$82,108,399	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$604,986,995	$—	$—
Money Market Funds	—	130,513,255	—
Affiliated Fund	2,441,073	—	—
Total	$607,428,068	$130,513,255	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$220,256,591	$—	$—
Money Market Funds	—	66,007,755	—
Affiliated Fund	2,414,305	—	—
Total	$222,670,896	$66,007,755	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$204,033,365	$—	$—
Money Market Funds	—	55,344,954	—
Affiliated Fund	319,196	—	—
Total	$204,352,561	$55,344,954	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. There were no Level 3 securities during or for the period ended September 30, 2011. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management has implemented the applicable portion of ASU 2010-06 for the fiscal year ended March 31, 2011 and the impact of such adoption is limited to additional disclosure in the financial statements. No transfers between Level 1 or Level 2 fair value measurements occurred during the period ended September 30, 2011.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not invest in derivative instruments during the six months ended September 30, 2011.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened

WisdomTree Domestic Dividend Funds	53

Notes to Financial Statements (unaudited) (continued)

arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of Chief Compliance Officer (“CCO”) services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $30,533 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended September 30, 2011.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations on page 45.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital to the extent of a shareholder’s tax basis and thereafter as a capital gain.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, also described in Note 2, WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses.

54	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (continued)

Pursuant to a separate contractual arrangement, also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. WTAM expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table.

Fund	Advisory Fee Rate
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend ex-Financials Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2011 WTAM waived a portion of its advisory fees based on each Fund’s investments in affiliated Funds shown in the table below. Please see Note 7 on page 57, for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
Total Dividend Fund	$1,218
Equity Income Fund	2,467
LargeCap Dividend Fund	3,383
Dividend ex-Financials Fund	4,806
MidCap Dividend Fund	6,015
SmallCap Dividend Fund	5,166

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2011, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2011 were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$3,012,856	$2,804,268
Equity Income Fund	3,736,726	3,305,577
LargeCap Dividend Fund	12,645,149	11,201,142
Dividend ex-Financials Fund	12,730,561	11,289,002
MidCap Dividend Fund	7,448,051	7,427,983
SmallCap Dividend Fund	6,526,351	6,589,676

WisdomTree Domestic Dividend Funds	55

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2011, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$13,151,649	$—
Equity Income Fund	123,315,798	30,950,336
LargeCap Dividend Fund	261,333,466	83,656,272
Dividend ex-Financials Fund	337,839,271	36,752,473
MidCap Dividend Fund	32,326,845	24,678,132
SmallCap Dividend Fund	6,371,558	2,267,829

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2011, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Dividend Fund	$173,104,513	$14,939,001	$(9,017,554)	$5,921,447
Equity Income Fund	302,166,479	5,581,994	(13,836,295)	(8,254,301)
LargeCap Dividend Fund	822,946,362	26,092,488	(53,332,461)	(27,239,973)
Dividend ex-Financials Fund	751,011,286	19,766,124	(32,836,087)	(13,069,963)
MidCap Dividend Fund	306,475,902	10,862,444	(28,659,695)	(17,797,251)
SmallCap Dividend Fund	280,786,767	11,950,318	(33,039,570)	(21,089,252)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2011, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with U.S. Internal Revenue Service, the state of New York, and various states. Generally, each of the tax years in the four-year period ended March 31, 2011 remains subject to examination by taxing authorities.

56	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (concluded)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2011 are as follows:

Affiliated Fund Name	Value at 3/31/2011	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2011	Dividend Income
Total Dividend Fund
Earnings 500 Fund	$273,651	$139,918	$414,065	$—	$—
Total Earnings Fund	1,158,392	928,717	1,649,267	320,384	6,925
Total	$1,432,043	$1,068,635	$2,063,332	$320,384	$6,925

Equity Income Fund
Total Dividend Fund	$792,408	$3,252,148	$3,507,097	$336,224	$13,160

LargeCap Dividend Fund
Total Dividend Fund	$1,298,687	$6,987,596	$7,737,059	$154,707	$20,824

Dividend ex-Financials Fund
LargeCap Dividend Fund	$2,243,546	$3,550,014	$4,421,444	$1,219,816	$21,169
MidCap Dividend Fund	2,256,566	3,576,123	4,339,827	1,221,257	22,084
Total	$4,500,112	$7,126,137	$8,761,271	$2,441,073	$43,253

MidCap Dividend Fund
LargeCap Dividend Fund	$3,672,996	$423,879	$1,427,385	$2,414,305	$38,248

SmallCap Dividend Fund
MidCap Dividend Fund	$3,808,779	$294,738	$3,500,054	$319,196	$22,027

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for the fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

9. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibilities of subsequent events existing in the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

WisdomTree Domestic Dividend Funds	57

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

Each Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

58	WisdomTree Domestic Dividend Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2011:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International
Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Please read the Fund’s prospectus for specific dtails regarding the Fund’s risk profile.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909. WISE (9473)

www.wisdomtree.com

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WisdomTree Domestic Dividend ETFs

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS003653 (11/2012)

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WisdomTree Trust

Domestic and International Earnings Funds

Semiannual Report

September 30, 2011

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Exxon Mobil Corp.	3.9%
AT&T, Inc.	2.6%
Microsoft Corp.	2.5%
Chevron Corp.	2.4%
Apple, Inc.	2.3%
International Business Machines Corp.	2.0%
Wal-Mart Stores, Inc.	1.9%
Johnson & Johnson	1.7%
Intel Corp.	1.5%
JPMorgan Chase & Co.	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The Fund returned -13.43% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund benefited most from its investments in Utilities. Investments in the Financials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Index	Russell 3000 Index
Six Months[1]	-13.43%	-13.40%	-13.41%	-15.30%
One Year	0.76%	0.79%	0.97%	0.55%
Three Year	2.13%	0.85%	2.34%	1.45%
Since Inception[2]	-2.63%	-2.62%	-2.45%	-3.18%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	1

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Exxon Mobil Corp.	4.4%
AT&T, Inc.	2.9%
Microsoft Corp.	2.8%
Chevron Corp.	2.8%
Apple, Inc.	2.6%
International Business Machines Corp.	2.3%
Wal-Mart Stores, Inc.	2.2%
Johnson & Johnson	1.9%
Intel Corp.	1.8%
JPMorgan Chase & Co.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The Fund returned -12.50% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund’s performance benefited most from its investments in Utilities. Investments in the Financials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings 500 Index	S&P 500 Index
Six Months[1]	-12.50%	-12.53%	-12.50%	-13.78%
One Year	0.98%	0.96%	1.16%	1.14%
Three Year	1.36%	1.36%	1.62%	1.23%
Since Inception[2]	-3.02%	-3.02%	-2.74%	-3.21%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings*  as of 9/30/11

Description	% of Net Assets
Owens Corning	1.1%
American Capital Ltd.	1.0%
Coventry Health Care, Inc.	0.9%
H&R Block, Inc.	0.8%
Assurant, Inc.	0.8%
Ares Capital Corp.	0.8%
W.R. Berkley Corp.	0.7%
American Financial Group, Inc.	0.7%
GameStop Corp.	0.6%
Kinetic Concepts, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The Fund returned -19.68% at net asset value (“NAV”) for the six month period ended September 30, 2011. No investments in any particular sector benefited the Fund’s returns for the period, but investments in the Utilities sector were least negative. Investments in the Industrials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400 Index
Six Months[1]	-19.68%	-19.71%	-19.60%	-20.47%
One Year	0.00%	-0.18%	0.37%	-1.28%
Three Year	7.65%	7.72%	8.10%	4.05%
Since Inception[2]	-0.03%	-0.03%	0.13%	-0.78%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	3

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Earthlink, Inc.	1.0%
Ariad Pharmaceuticals, Inc.	0.9%
Amtrust Financial Services, Inc.	0.8%
Nelnet, Inc.	0.8%
Buckeye Technologies, Inc.	0.8%
Cash America International, Inc.	0.7%
Domino’s Pizza, Inc.	0.7%
Kulicke & Soffa Industries, Inc.	0.7%
M&F Worldwide Corp.	0.6%
PDL BioPharma, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The Fund returned -20.44% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund benefited from its investments in the Utilities sector, which contributed positively to Fund performance. The Fund’s investments in the Information Technology sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Earnings Index	Russell 2000 Index
Six Months[1]	-20.44%	-20.63%	-20.36%	-23.12%
One Year	-2.54%	-2.64%	-2.35%	-3.53%
Three Year	6.27%	6.03%	6.53%	-0.37%
Since Inception[2]	-1.87%	-1.93%	-1.86%	-3.96%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Exxon Mobil Corp.	14.1%
AT&T, Inc.	9.2%
Chevron Corp.	9.1%
Verizon Communications, Inc.	3.7%
ConocoPhillips	3.4%
UnitedHealth Group, Inc.	2.7%
Comcast Corp.	1.7%
News Corp.	1.6%
WellPoint, Inc.	1.5%
Travelers Cos, Inc. (The)	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Value Fund (the “Fund”) seeks investment results that correspond to the price and yield performance before fees and expenses, of the WisdomTree LargeCap Value Index.

The Fund returned -16.21% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund’s performance benefited most from its investments in the Utilities sector. The Fund’s investments in the Energy sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Low P/E LargeCap Value Spliced Index[1]	Russell 1000 Value Index
Six Months[2]	-16.21%	-16.17%	-16.10%	-16.62%
One Year	3.35%	3.38%	3.77%	-1.89%
Three Year	0.17%	-0.09%	0.65%	-1.52%
Since Inception[3]	-5.20%	-5.17%	-4.87%	-5.94%
[1]	WisdomTree Low P/E Index through June19, 2009; WisdomTree LargeCap Value Index thereafter.
[2]	Returns of less than one year are cumulative.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	5

Performance Summary (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Exxon Mobil Corp.	14.5%
Apple, Inc.	10.3%
Chevron Corp.	9.4%
Merck & Co., Inc.	6.8%
Oracle Corp.	3.9%
PepsiCo, Inc.	3.7%
ConocoPhillips	3.5%
Freeport-McMoRan Copper & Gold, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Union Pacific Corp.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Growth Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.

The Fund returned -16.82% at net asset value (“NAV”) for the six month period ended September 30, 2011. No investments in any particular sector provided a positive contribution to the Fund’s return over the period, but investments in the Utilities sector had the least negative impact on performance. Investments in the Energy sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Growth Index	Russell 1000 Growth Index
Six Months[1]	-16.82%	-16.87%	-16.70%	-12.48%
One Year	-3.22%	-3.21%	-2.73%	3.78%
Since Inception[2]	11.07%	11.05%	11.64%	18.56%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on December 4, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Reliance Industries Ltd.	8.7%
Infosys Ltd.	6.9%
Oil & Natural Gas Corp. Ltd.	5.1%
Tata Motors Ltd.	3.4%
Housing Development Finance Corp.	3.2%
ICICI Bank Ltd.	2.9%
State Bank of India	2.1%
Tata Consultancy Services Ltd.	2.1%
Tata Steel Ltd.	1.8%
Bharti Airtel Ltd.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The Fund returned -23.95% at net asset value (“NAV”) for the six month period ended September 30, 2011. No investments in any specific sector provided a positive contribution to the Fund’s return over the period, but investments in the Consumer Staples sector had the least negative impact on performance. Investments in the Financials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual net expense ratio of the Fund is 0.82%. Fund expenses are capped by contract at 0.88% through July 31, 2012.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree India Earnings Index	MSCI India Index
Six Months[1]	-23.95%	-26.22%	-23.06%	-22.78%
One Year	-28.05%	-30.63%	-27.20%	-25.11%
Three Year	6.83%	5.20%	8.22%	8.00%
Since Inception[2]	-6.95%	-8.00%	-5.48%	-6.87%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	7

Description of Terms and Indices (unaudited)

Below are descriptions of each index referenced in this Report:

The WisdomTree Earnings Index measures the performance of earnings-generating companies within the broad U.S. stock market.

The WisdomTree Earnings 500 Index measures the performance of earnings-generating companies within the large-cap segment of the U.S. stock market.

The WisdomTree MidCap Earnings Index measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Earnings Index measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree LargeCap Value Index is a fundamentally weighted index that measures the stock performance of value companies in the U.S.

The WisdomTree Low P/E Index measures the performance of companies with the lowest price-to-earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of large cap growth companies.

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the U.S. economy.

The Russell 1000® Growth Index is a measure of the large-capitalization growth segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 1000® Value Index is a measure of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000® Index measures performance of the smallest 2,000 securities in the Russell 3000 Index.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in India.

WisdomTree Low P/E LargeCap Value Spliced Index — WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI India Index assumes reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

8	WisdomTree Domestic and International Earnings Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/01/11 to 9/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic and International Earnings Funds	9

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Annualized Expense Ratio Based on the Period 4/01/11 to 9/30/11	Expenses Paid During the Period† 4/01/11 to 9/30/11
WisdomTree Total Earnings Fund
Actual	$1,000.00	$865.67	0.28%	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$874.95	0.28%	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$803.17	0.38%	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$795.59	0.38%	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$837.86	0.38%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree LargeCap Growth Fund
Actual	$1,000.00	$831.81	0.38%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree India Earnings Fund
Actual	$1,000.00	$760.51	0.71%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.45	0.71%	$3.59
†	Expenses are calculated using each Fund’s annualized expense ratio, multipled by the average account value for the period, multipled by 183/366 (to reflect one-half year period).

10	WisdomTree Domestic and International Earnings Funds

Schedule of Investments  (unaudited)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.6%
Aerospace & Defense – 2.8%
AAR Corp.	246	$4,101
Alliant Techsystems, Inc.	185	10,084
BE Aerospace, Inc.*	162	5,364
Boeing Co. (The)	2,612	158,052
Ceradyne, Inc.*(a)	214	5,754
Cubic Corp.	214	8,361
Curtiss-Wright Corp.(a)	161	4,642
Esterline Technologies Corp.*	124	6,428
General Dynamics Corp.	1,935	110,082
Goodrich Corp.	356	42,962
HEICO Corp.(a)	57	2,807
Hexcel Corp.*	585	12,964
Honeywell International, Inc.	1,863	81,804
Huntington Ingalls Industries, Inc.*	275	6,691
ITT Corp.	612	25,704
L-3 Communications Holdings, Inc.	751	46,539
Lockheed Martin Corp.	1,983	144,045
Moog, Inc. Class A*	167	5,447
National Presto Industries, Inc.(a)	83	7,213
Northrop Grumman Corp.	1,655	86,325
Orbital Sciences Corp.*	207	2,650
Precision Castparts Corp.	371	57,676
Raytheon Co.	2,202	89,996
Rockwell Collins, Inc.	474	25,008
Spirit Aerosystems Holdings, Inc. Class A*	624	9,953
Teledyne Technologies, Inc.*(a)	124	6,059
TransDigm Group, Inc.*	94	7,677
Triumph Group, Inc.(a)	212	10,333
United Technologies Corp.	2,910	204,748

Total Aerospace & Defense		1,189,469
Air Freight & Logistics – 0.5%
Atlas Air Worldwide Holdings, Inc.*	152	5,060
C.H. Robinson Worldwide, Inc.	266	18,213
Expeditors International of Washington, Inc.	320	12,976
FedEx Corp.	493	33,366
Forward Air Corp.	101	2,571
HUB Group, Inc. Class A*	127	3,590
United Parcel Service, Inc. Class B	2,247	141,898

Total Air Freight & Logistics		217,674
Airlines – 0.2%
Alaska Air Group, Inc.*	179	10,076
Allegiant Travel Co.*	173	8,153
Delta Air Lines, Inc.*	2,999	22,493
Hawaiian Holdings, Inc.*	1,128	4,749
JetBlue Airways Corp.*	979	4,014
Republic Airways Holdings, Inc.*(a)	414	1,172
Skywest, Inc.	312	3,591
Southwest Airlines Co.	1,955	15,718
United Continental Holdings, Inc.*	763	14,787
US Airways Group, Inc.*(a)	2,063	11,346

Total Airlines		96,099

Investments	Shares	Fair Value

Auto Components – 0.4%
American Axle & Manufacturing Holdings, Inc.*	658	$5,021
BorgWarner, Inc.*	208	12,590
Cooper Tire & Rubber Co.	272	2,962
Federal-Mogul Corp.*	431	6,357
Gentex Corp.	176	4,233
Goodyear Tire & Rubber Co. (The)*	524	5,287
Johnson Controls, Inc.	2,062	54,375
Lear Corp.	922	39,554
TRW Automotive Holdings Corp.*	804	26,315

Total Auto Components		156,694
Automobiles – 0.6%
Ford Motor Co.*	23,058	222,971
Harley-Davidson, Inc.	290	9,955
Thor Industries, Inc.	192	4,253

Total Automobiles		237,179
Beverages – 2.1%
Brown-Forman Corp. Class B	342	23,988
Coca-Cola Bottling Co. Consolidated	149	8,264
Coca-Cola Co. (The)	6,688	451,841
Coca-Cola Enterprises, Inc.	671	16,695
Constellation Brands, Inc. Class A*	502	9,036
Dr. Pepper Snapple Group, Inc.	803	31,140
Hansen Natural Corp.*	247	21,561
Molson Coors Brewing Co. Class B	768	30,420
PepsiCo, Inc.	4,829	298,915

Total Beverages		891,860
Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc.*	435	27,866
Amgen, Inc.	4,579	251,616
Ariad Pharmaceuticals, Inc.*(a)	1,447	12,719
Biogen Idec, Inc.*	909	84,673
BioMarin Pharmaceutical, Inc.*	455	14,501
Celgene Corp.*	901	55,790
Cephalon, Inc.*	341	27,519
Cubist Pharmaceuticals, Inc.*(a)	267	9,431
Emergent Biosolutions, Inc.*	131	2,021
Gilead Sciences, Inc.*	4,634	179,799
Myriad Genetics, Inc.*	465	8,714
PDL BioPharma, Inc.(a)	2,615	14,513

Total Biotechnology		689,162
Building Products – 0.1%
A.O. Smith Corp.	221	7,079
Ameron International Corp.	57	4,842
Apogee Enterprises, Inc.	310	2,663
Owens Corning*	1,905	41,300
Simpson Manufacturing Co., Inc.	126	3,141

Total Building Products		59,025
Capital Markets – 2.5%
American Capital Ltd.*	5,421	36,971
Ameriprise Financial, Inc.	1,090	42,902
Ares Capital Corp.	2,049	28,215

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	11

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Artio Global Investors, Inc. Class A	643	$5,118
Bank of New York Mellon Corp. (The)	4,920	91,463
BlackRock Kelso Capital Corp.(a)	487	3,555
BlackRock, Inc.	498	73,709
Charles Schwab Corp. (The)	2,423	27,307
Eaton Vance Corp.(a)	397	8,841
Federated Investors, Inc. Class B(a)	439	7,696
Financial Engines, Inc.*(a)	308	5,578
Franklin Resources, Inc.	705	67,426
GAMCO Investors, Inc. Class A	121	4,766
GFI Group, Inc.	1,151	4,627
Gleacher & Co., Inc.*	1,649	1,962
Goldman Sachs Group, Inc. (The)	3,723	352,010
Greenhill & Co., Inc.(a)	66	1,887
Investment Technology Group, Inc.*	228	2,232
Janus Capital Group, Inc.(a)	690	4,140
Jefferies Group, Inc.(a)	453	5,622
Knight Capital Group, Inc. Class A*(a)	667	8,111
Legg Mason, Inc.	366	9,410
Morgan Stanley	5,315	71,753
Northern Trust Corp.	727	25,431
Prospect Capital Corp.(a)	278	2,338
Raymond James Financial, Inc.	500	12,980
SEI Investments Co.	474	7,290
Solar Capital Ltd.	364	7,327
State Street Corp.	2,433	78,245
T. Rowe Price Group, Inc.	568	27,133
TD Ameritrade Holding Corp.	1,782	26,204
Waddell & Reed Financial, Inc. Class A(a)	144	3,602

Total Capital Markets		1,055,851
Chemicals – 1.8%
Air Products & Chemicals, Inc.	633	48,342
Airgas, Inc.	193	12,317
Albemarle Corp.	247	9,979
Arch Chemicals, Inc.	128	6,006
Ashland, Inc.	282	12,447
Balchem Corp.	79	2,947
Cabot Corp.	205	5,080
Celanese Corp. Series A	438	14,248
CF Industries Holdings, Inc.	86	10,611
Cytec Industries, Inc.	102	3,584
Dow Chemical Co. (The)	2,385	53,567
E.I. du Pont de Nemours & Co.	3,000	119,910
Eastman Chemical Co.	260	17,818
Ecolab, Inc.	582	28,454
FMC Corp.	248	17,152
H.B. Fuller Co.	289	5,266
Innophos Holdings, Inc.	51	2,033
Innospec, Inc.*	160	3,874
International Flavors & Fragrances, Inc.	288	16,191
Intrepid Potash, Inc.*	42	1,045
Koppers Holdings, Inc.	170	4,354
Kraton Performance Polymers, Inc.*	307	4,967

Investments	Shares	Fair Value

Monsanto Co.	961	$57,698
Mosaic Co. (The)	843	41,282
Nalco Holding Co.	296	10,354
NewMarket Corp.	119	18,072
Olin Corp.	392	7,060
PPG Industries, Inc.	515	36,390
Praxair, Inc.	841	78,617
Rockwood Holdings, Inc.*	188	6,334
RPM International, Inc.	708	13,240
Scotts Miracle-Gro Co. (The) Class A(a)	288	12,845
Sensient Technologies Corp.	172	5,599
Sherwin-Williams Co. (The)	323	24,005
Sigma-Aldrich Corp.(a)	326	20,144
Stepan Co.	127	8,532
Valhi, Inc.	124	6,717
Valspar Corp.	330	10,299
W.R. Grace & Co.*	339	11,289
Westlake Chemical Corp.	197	6,753

Total Chemicals		775,422
Commercial Banks – 2.5%
Bancfirst Corp.	65	2,155
BancorpSouth, Inc.	293	2,573
Bank of Hawaii Corp.	193	7,025
Bank of the Ozarks, Inc.(a)	202	4,228
BB&T Corp.	1,745	37,221
BOK Financial Corp.	353	16,552
Camden National Corp.	255	6,944
CIT Group, Inc.*	4,643	141,008
City National Corp.	144	5,437
Commerce Bancshares, Inc.(a)	420	14,595
Community Bank System, Inc.	145	3,290
Community Trust Bancorp, Inc.	93	2,166
Cullen/Frost Bankers, Inc.(a)	186	8,530
CVB Financial Corp.	377	2,899
First Citizens BancShares, Inc. Class A	38	5,455
First Financial Bancorp(a)	216	2,981
First Financial Bankshares, Inc.(a)	117	3,061
FirstMerit Corp.	294	3,340
FNB Corp.	329	2,820
Fulton Financial Corp.	647	4,950
Glacier Bancorp, Inc.	225	2,108
Hancock Holding Co.(a)	104	2,785
Iberiabank Corp.	105	4,941
International Bancshares Corp.	400	5,260
M&T Bank Corp.	412	28,799
NBT Bancorp, Inc.	140	2,607
Old National Bancorp(a)	272	2,535
Park National Corp.(a)	63	3,331
PNC Financial Services Group, Inc.	2,012	96,958
Prosperity Bancshares, Inc.(a)	152	4,967
Republic Bancorp, Inc. Class A	434	7,686
S&T Bancorp, Inc.(a)	107	1,729
Simmons First National Corp. Class A	311	6,749

See Notes to Financial Statements.

12	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Susquehanna Bancshares, Inc.	290	$1,586
SVB Financial Group*	188	6,956
TCF Financial Corp.	579	5,304
Tompkins Financial Corp.(a)	221	7,907
Trustmark Corp.	226	4,102
U.S. Bancorp(a)	6,363	149,785
UMB Financial Corp.(a)	106	3,400
United Bankshares, Inc.(a)	146	2,933
Valley National Bancorp(a)	347	3,675
Wells Fargo & Co.	16,884	407,242
Westamerica Bancorp.	83	3,181

Total Commercial Banks		1,043,756
Commercial Services & Supplies – 0.6%
ABM Industries, Inc.	190	3,621
Avery Dennison Corp.	318	7,975
Brink’s Co. (The)	354	8,252
Cintas Corp.	502	14,126
Clean Harbors, Inc.*	132	6,772
Consolidated Graphics, Inc.*	152	5,553
Copart, Inc.*	249	9,741
Corrections Corp. of America*	383	8,690
Covanta Holding Corp.	320	4,861
Deluxe Corp.	398	7,403
Ennis, Inc.(a)	565	7,379
Geo Group, Inc. (The)*(a)	126	2,339
Herman Miller, Inc.	60	1,072
HNI Corp.(a)	253	4,840
Iron Mountain, Inc.	590	18,656
Knoll, Inc.	461	6,316
M&F Worldwide Corp.*	212	5,219
McGrath Rentcorp(a)	68	1,618
Mine Safety Appliances Co.(a)	140	3,774
Pitney Bowes, Inc.(a)	1,020	19,176
Republic Services, Inc.	751	21,073
Rollins, Inc.	370	6,923
Stericycle, Inc.*	142	11,462
SYKES Enterprises, Inc.*	224	3,349
Tetra Tech, Inc.*	168	3,148
UniFirst Corp.	111	5,027
United Stationers, Inc.	298	8,120
Waste Connections, Inc.	275	9,300
Waste Management, Inc.(a)	1,464	47,668

Total Commercial Services & Supplies		263,453
Communications Equipment – 1.5%
ADTRAN, Inc.	299	7,911
Arris Group, Inc.*	459	4,728
Black Box Corp.	103	2,199
Brocade Communications Systems, Inc.*	902	3,897
Cisco Systems, Inc.	23,008	356,394
Comtech Telecommunications Corp.	99	2,781
F5 Networks, Inc.*	69	4,902
Harris Corp.(a)	688	23,509

Investments	Shares	Fair Value

InterDigital, Inc.(a)	242	$11,272
Juniper Networks, Inc.*	755	13,031
Loral Space & Communications, Inc.*(a)	123	6,162
Plantronics, Inc.(a)	159	4,524
Polycom, Inc.*	148	2,719
QUALCOMM, Inc.	3,525	171,421
Tekelec*(a)	266	1,607
Tellabs, Inc.	1,529	6,559

Total Communications Equipment		623,616
Computers & Peripherals – 3.8%
Apple, Inc.*	2,500	952,950
Dell, Inc.*	9,062	128,227
Diebold, Inc.	204	5,612
EMC Corp.*	4,263	89,480
Hewlett-Packard Co.	12,246	274,923
Lexmark International, Inc. Class A*	534	14,434
NCR Corp.*	563	9,509
NetApp, Inc.*	651	22,095
QLogic Corp.*	478	6,061
SanDisk Corp.*	1,328	53,585
Synaptics, Inc.*(a)	309	7,385
Western Digital Corp.*	2,223	57,176

Total Computers & Peripherals		1,621,437
Construction & Engineering – 0.2%
AECOM Technology Corp.*	542	9,577
EMCOR Group, Inc.*	74	1,504
Fluor Corp.	414	19,272
Jacobs Engineering Group, Inc.*	373	12,044
KBR, Inc.	703	16,612
MasTec, Inc.*	360	6,340
Quanta Services, Inc.*	756	14,205
Tutor Perini Corp.	304	3,493
URS Corp.*	415	12,309

Total Construction & Engineering		95,356
Construction Materials – 0.0%
Martin Marietta Materials, Inc.(a)	83	5,247
Consumer Finance – 1.1%
Advance America, Cash Advance Centers, Inc.	1,378	10,142
American Express Co.	3,759	168,779
Capital One Financial Corp.	3,729	147,780
Cash America International, Inc.(a)	161	8,237
Credit Acceptance Corp.*	229	14,738
DFC Global Corp.*	434	9,483
Discover Financial Services	1,087	24,936
Ezcorp, Inc. Class A*	187	5,337
First Cash Financial Services, Inc.*(a)	89	3,734
Nelnet, Inc. Class A	476	8,939
SLM Corp.	3,742	46,588
World Acceptance Corp.*(a)	145	8,113

Total Consumer Finance		456,806

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Containers & Packaging – 0.4%
Aptargroup, Inc.	187	$8,353
Ball Corp.	922	28,600
Bemis Co., Inc.	271	7,943
Boise, Inc.	1,591	8,225
Crown Holdings, Inc.*	612	18,733
Greif, Inc. Class A	229	9,822
Owens-Illinois, Inc.*	289	4,370
Packaging Corp. of America	457	10,648
Rock-Tenn Co. Class A	298	14,507
Sealed Air Corp.	881	14,713
Silgan Holdings, Inc.	227	8,340
Sonoco Products Co.	230	6,493
Temple-Inland, Inc.	503	15,779

Total Containers & Packaging		156,526
Distributors – 0.1%
Core-Mark Holding Co., Inc.*	65	1,991
Genuine Parts Co.	485	24,638
LKQ Corp.*	480	11,597
Pool Corp.	209	5,471

Total Distributors		43,697
Diversified Consumer Services – 0.5%
Apollo Group, Inc. Class A*	1,225	48,522
Bridgepoint Education, Inc.*(a)	389	6,784
Career Education Corp.*(a)	736	9,605
Corinthian Colleges, Inc.*(a)	2,828	4,412
DeVry, Inc.	268	9,905
Education Management Corp.*(a)	826	12,258
H&R Block, Inc.(a)	1,886	25,103
Hillenbrand, Inc.	422	7,765
ITT Educational Services, Inc.*(a)	343	19,750
Lincoln Educational Services Corp.	405	3,276
Matthews International Corp. Class A	102	3,138
Regis Corp.	294	4,142
Service Corp. International	1,924	17,624
Sotheby’s	151	4,163
Strayer Education, Inc.(a)	21	1,610
Weight Watchers International, Inc.	243	14,155

Total Diversified Consumer Services		192,212
Diversified Financial Services – 2.1%
Bank of America Corp.	12,113	74,132
CBOE Holdings, Inc.	353	8,638
Citigroup, Inc.	896	22,956
CME Group, Inc.	183	45,091
Interactive Brokers Group, Inc. Class A	474	6,603
IntercontinentalExchange, Inc.*	232	27,436
JPMorgan Chase & Co.	20,237	609,538
Leucadia National Corp.	333	7,552
Moody’s Corp.(a)	1,192	36,296
MSCI, Inc. Class A*	117	3,549
NASDAQ OMX Group, Inc. (The)*	1,154	26,704

Investments	Shares	Fair Value

NYSE Euronext	1,171	$27,214
Portfolio Recovery Associates, Inc.*	52	3,235

Total Diversified Financial Services		898,944
Diversified Telecommunication Services – 3.1%
AboveNet, Inc.	272	14,579
AT&T, Inc.	38,588	1,100,530
CenturyLink, Inc.	1,337	44,281
Cincinnati Bell, Inc.*	941	2,907
Frontier Communications Corp.	652	3,984
tw telecom, inc.*	871	14,389
Verizon Communications, Inc.	3,001	110,437
Windstream Corp.(a)	1,227	14,307

Total Diversified Telecommunication Services		1,305,414
Electric Utilities – 2.6%
ALLETE, Inc.(a)	144	5,275
American Electric Power Co., Inc.	2,149	81,705
Cleco Corp.(a)	449	15,329
DPL, Inc.	663	19,983
Duke Energy Corp.	5,107	102,089
Edison International	1,935	74,014
El Paso Electric Co.(a)	169	5,423
Entergy Corp.	1,064	70,533
Exelon Corp.	3,703	157,785
FirstEnergy Corp.	2,003	89,955
Great Plains Energy, Inc.	775	14,957
Hawaiian Electric Industries, Inc.	268	6,507
IDACORP, Inc.	167	6,309
ITC Holdings Corp.	121	9,369
MGE Energy, Inc.	105	4,270
NextEra Energy, Inc.	2,136	115,387
Northeast Utilities	813	27,357
NV Energy, Inc.	831	12,224
Pepco Holdings, Inc.	669	12,657
Pinnacle West Capital Corp.	359	15,415
Portland General Electric Co.	230	5,449
PPL Corp.	1,657	47,291
Progress Energy, Inc.	1,132	58,547
Southern Co.	2,975	126,051
UIL Holdings Corp.(a)	107	3,523
Unisource Energy Corp.(a)	266	9,600
Westar Energy, Inc.(a)	383	10,119

Total Electric Utilities		1,107,123
Electrical Equipment – 0.5%
Acuity Brands, Inc.	58	2,090
AMETEK, Inc.	510	16,815
AZZ, Inc.	41	1,590
Brady Corp. Class A	257	6,792
Emerson Electric Co.	1,850	76,423
EnerSys*	306	6,126
General Cable Corp.*	37	864
GrafTech International Ltd.*(a)	328	4,166

See Notes to Financial Statements.

14	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Hubbell, Inc. Class B	273	$13,524
II-VI, Inc.*	368	6,440
Powell Industries, Inc.*	249	7,712
Regal-Beloit Corp.	172	7,805
Rockwell Automation, Inc.	229	12,824
Roper Industries, Inc.	271	18,675
Thomas & Betts Corp.*	90	3,592
Woodward, Inc.	267	7,316

Total Electrical Equipment		192,754
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. Class A	547	22,301
Anixter International, Inc.(a)	100	4,744
Arrow Electronics, Inc.*	660	18,335
Avnet, Inc.*	709	18,491
AVX Corp.	774	9,187
Benchmark Electronics, Inc.*	337	4,384
Checkpoint Systems, Inc.*	299	4,060
Corning, Inc.	9,866	121,944
Dolby Laboratories, Inc. Class A*	240	6,585
FLIR Systems, Inc.	626	15,681
Ingram Micro, Inc. Class A*	875	14,114
Insight Enterprises, Inc.*	434	6,571
Jabil Circuit, Inc.	645	11,474
Littelfuse, Inc.	117	4,704
Molex, Inc.(a)	418	8,515
MTS Systems Corp.	123	3,769
Multi-Fineline Electronix, Inc.*	298	5,942
National Instruments Corp.	344	7,864
Plexus Corp.*	256	5,791
Power-One, Inc.*	672	3,024
Rofin-Sinar Technologies, Inc.*	168	3,226
Sanmina-SCI Corp.*	563	3,761
Scansource, Inc.*(a)	186	5,498
SYNNEX Corp.*(a)	209	5,476
Tech Data Corp.*	294	12,710
Trimble Navigation Ltd.*	107	3,590
Vishay Intertechnology, Inc.*	930	7,775

Total Electronic Equipment, Instruments & Components		339,516
Energy Equipment & Services – 0.9%
Atwood Oceanics, Inc.*	382	13,126
Baker Hughes, Inc.	572	26,404
Bristow Group, Inc.(a)	152	6,449
Cameron International Corp.*	577	23,969
CARBO Ceramics, Inc.	101	10,356
Diamond Offshore Drilling, Inc.(a)	856	46,857
Dresser-Rand Group, Inc.*(a)	174	7,052
Dril-Quip, Inc.*(a)	121	6,523
FMC Technologies, Inc.*(a)	482	18,123
Gulfmark Offshore, Inc. Class A*	206	7,486
Halliburton Co.	2,001	61,070
Helmerich & Payne, Inc.	324	13,154
Hornbeck Offshore Services, Inc.*	275	6,850
Lufkin Industries, Inc.(a)	31	1,649

Investments	Shares	Fair Value

National Oilwell Varco, Inc.	1,466	$75,088
Oceaneering International, Inc.	382	13,500
Oil States International, Inc.*(a)	142	7,231
Patterson-UTI Energy, Inc.	418	7,248
Rowan Cos., Inc.*	477	14,401
RPC, Inc.(a)	266	4,341
SEACOR Holdings, Inc.	117	9,385
Tidewater, Inc.	175	7,359
Unit Corp.*(a)	164	6,055
Willbros Group, Inc.*(a)	504	2,102

Total Energy Equipment & Services		395,778
Food & Staples Retailing – 3.3%
BJ’s Wholesale Club, Inc.*	182	9,326
Casey’s General Stores, Inc.	194	8,468
Costco Wholesale Corp.	1,031	84,666
CVS Caremark Corp.	5,845	196,275
Ingles Markets, Inc. Class A	184	2,620
Kroger Co. (The)	2,578	56,613
Pantry, Inc. (The)*	64	776
Pricesmart, Inc.	72	4,487
Ruddick Corp.	162	6,316
Safeway, Inc.	1,575	26,192
Spartan Stores, Inc.	79	1,223
Sysco Corp.	2,144	55,530
United Natural Foods, Inc.*	145	5,371
Walgreen Co.	3,227	106,136
Wal-Mart Stores, Inc.	15,792	819,605
Whole Foods Market, Inc.	276	18,025

Total Food & Staples Retailing		1,401,629
Food Products – 2.0%
Archer-Daniels-Midland Co.	3,235	80,260
Cal-Maine Foods, Inc.	248	7,795
Campbell Soup Co.(a)	1,198	38,779
Chiquita Brands International, Inc.*	215	1,793
ConAgra Foods, Inc.	1,575	38,147
Corn Products International, Inc.	197	7,730
Darling International, Inc.*	709	8,926
Dean Foods Co.*	1,049	9,305
Flowers Foods, Inc.(a)	340	6,617
General Mills, Inc.	2,160	83,095
Green Mountain Coffee Roasters, Inc.*	149	13,848
H.J. Heinz Co.	983	49,622
Hershey Co. (The)	778	46,089
Hormel Foods Corp.	808	21,832
J.M. Smucker Co. (The)	495	36,081
Kellogg Co.	1,294	68,828
Kraft Foods, Inc. Class A	4,662	156,550
Lancaster Colony Corp.(a)	109	6,650
McCormick & Co., Inc.	406	18,741
Mead Johnson Nutrition Co.	383	26,362
Pilgrim’s Pride Corp.*(a)	996	4,253
Ralcorp Holdings, Inc.*	313	24,010
Sanderson Farms, Inc.(a)	150	7,125

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Sara Lee Corp.	1,781	$29,119
Seneca Foods Corp. Class A*	356	7,049
TreeHouse Foods, Inc.*	198	12,244
Tyson Foods, Inc. Class A	2,540	44,094

Total Food Products		854,944
Gas Utilities – 0.3%
AGL Resources, Inc.	499	20,329
Atmos Energy Corp.	351	11,390
Laclede Group, Inc. (The)	82	3,178
National Fuel Gas Co.	149	7,253
New Jersey Resources Corp.	165	7,024
Nicor, Inc.	166	9,132
Northwest Natural Gas Co.	90	3,969
Oneok, Inc.	480	31,699
Piedmont Natural Gas Co., Inc.(a)	205	5,923
Questar Corp.	748	13,247
South Jersey Industries, Inc.	122	6,070
Southwest Gas Corp.	161	5,823
UGI Corp.	408	10,718
WGL Holdings, Inc.	173	6,759

Total Gas Utilities		142,514
Health Care Equipment & Supplies – 1.6%
Align Technology, Inc.*	463	7,024
Baxter International, Inc.	1,738	97,571
Becton Dickinson and Co.	786	57,630
Boston Scientific Corp.*	4,009	23,693
C.R. Bard, Inc.(a)	301	26,350
CareFusion Corp.*	263	6,299
CONMED Corp.*	126	2,899
Cooper Cos., Inc. (The)	215	17,017
Cyberonics, Inc.*	91	2,575
DENTSPLY International, Inc.(a)	629	19,304
Edwards Lifesciences Corp.*	138	9,837
Gen-Probe, Inc.*(a)	110	6,298
Greatbatch, Inc.*	105	2,101
Haemonetics Corp.*	61	3,567
Hill-Rom Holdings, Inc.	190	5,704
IDEXX Laboratories, Inc.*(a)	164	11,311
Intuitive Surgical, Inc.*	73	26,592
Kinetic Concepts, Inc.*	373	24,577
Medtronic, Inc.	4,367	145,159
ResMed, Inc.*	317	9,126
St. Jude Medical, Inc.	1,148	41,546
STERIS Corp.	209	6,117
Stryker Corp.	1,305	61,505
Teleflex, Inc.	228	12,260
Varian Medical Systems, Inc.*(a)	302	15,752
West Pharmaceutical Services, Inc.	102	3,784
Zimmer Holdings, Inc.*	879	47,027

Total Health Care Equipment & Supplies		692,625

Investments	Shares	Fair Value

Health Care Providers & Services – 3.3%
Aetna, Inc.	2,631	$95,637
Amedisys, Inc.*	292	4,327
AMERIGROUP Corp.*(a)	413	16,111
AmerisourceBergen Corp.	1,081	40,289
Amsurg Corp.*	141	3,173
Cardinal Health, Inc.	1,233	51,638
Catalyst Health Solutions, Inc.*	151	8,711
Centene Corp.*	227	6,508
Chemed Corp.	103	5,661
CIGNA Corp.	1,791	75,115
Community Health Systems, Inc.*	557	9,268
Coventry Health Care, Inc.*	1,257	36,214
DaVita, Inc.*	351	21,997
Ensign Group, Inc. (The)	135	3,120
Express Scripts, Inc.*	1,179	43,706
Five Star Quality Care, Inc.*	1,441	3,602
Gentiva Health Services, Inc.*	162	894
Hanger Orthopedic Group, Inc.*	130	2,456
Health Management Associates, Inc. Class A*	1,694	11,722
Health Net, Inc.*	421	9,982
Healthsouth Corp.*(a)	438	6,539
Healthspring, Inc.*	374	13,636
Healthways, Inc.*	275	2,703
Henry Schein, Inc.*	291	18,045
Humana, Inc.	1,275	92,731
Kindred Healthcare, Inc.*	245	2,112
Laboratory Corp. of America Holdings*	372	29,407
Landauer, Inc.	23	1,139
LHC Group, Inc.*	236	4,026
LifePoint Hospitals, Inc.*	287	10,516
Lincare Holdings, Inc.	501	11,272
Magellan Health Services, Inc.*	131	6,327
McKesson Corp.	988	71,828
Medco Health Solutions, Inc.*	1,276	59,832
Mednax, Inc.*	186	11,651
Molina Healthcare, Inc.*	286	4,416
National Healthcare Corp.	42	1,357
Omnicare, Inc.	427	10,859
Owens & Minor, Inc.	192	5,468
Patterson Cos., Inc.	436	12,483
PSS World Medical, Inc.*(a)	170	3,347
Quest Diagnostics, Inc.	879	43,387
Select Medical Holdings Corp.*	1,392	9,285
Triple-S Management Corp. Class B*	503	8,425
UnitedHealth Group, Inc.	7,211	332,571
Universal American Corp.	611	6,147
Universal Health Services, Inc. Class B	330	11,220
VCA Antech, Inc.*	289	4,618
WellPoint, Inc.	2,652	173,123

Total Health Care Providers & Services		1,418,601

See Notes to Financial Statements.

16	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.*	278	$5,010
Cerner Corp.*	368	25,215

Total Health Care Technology		30,225
Hotels, Restaurants & Leisure – 1.5%
Ameristar Casinos, Inc.	360	5,778
Bally Technologies, Inc.*	232	6,259
Bob Evans Farms, Inc.	152	4,335
Brinker International, Inc.	587	12,280
CEC Entertainment, Inc.	130	3,701
Cheesecake Factory, Inc. (The)*(a)	108	2,662
Chipotle Mexican Grill, Inc.*	40	12,118
Choice Hotels International, Inc.	169	5,023
Cracker Barrel Old Country Store, Inc.	145	5,812
Darden Restaurants, Inc.	473	20,221
Domino’s Pizza, Inc.*	604	16,459
Einstein Noah Restaurant Group, Inc.	400	5,132
International Game Technology	647	9,401
International Speedway Corp. Class A	186	4,248
Interval Leisure Group, Inc.*	190	2,531
Jack In The Box, Inc.*(a)	219	4,362
Life Time Fitness, Inc.*(a)	116	4,275
Marriott International, Inc. Class A	557	15,173
McDonald’s Corp.	3,635	319,226
Panera Bread Co. Class A*	62	6,444
Papa John’s International, Inc.*	350	10,640
Sonic Corp.*	247	1,746
Speedway Motorsports, Inc.	105	1,268
Starbucks Corp.	1,675	62,461
Texas Roadhouse, Inc.(a)	183	2,419
Vail Resorts, Inc.	30	1,134
WMS Industries, Inc.*	131	2,304
Wyndham Worldwide Corp.	731	20,841
Yum! Brands, Inc.	1,276	63,022

Total Hotels, Restaurants & Leisure		631,275
Household Durables – 0.3%
American Greetings Corp. Class A(a)	477	8,824
Blyth, Inc.(a)	107	5,933
D.R. Horton, Inc.	1,329	12,014
Fortune Brands, Inc.*	382	20,659
Jarden Corp.(a)	120	3,391
Leggett & Platt, Inc.(a)	383	7,580
Lennar Corp. Class A(a)	360	4,874
MDC Holdings, Inc.(a)	351	5,946
Mohawk Industries, Inc.*	148	6,351
Newell Rubbermaid, Inc.	1,193	14,161
NVR, Inc.*	24	14,496
Tempur-Pedic International, Inc.*(a)	204	10,732
Tupperware Brands Corp.	150	8,061
Whirlpool Corp.(a)	380	18,966

Total Household Durables		141,988

Investments	Shares	Fair Value

Household Products – 2.2%
Central Garden and Pet Co. Class A*	818	$5,791
Church & Dwight Co., Inc.	621	27,448
Clorox Co. (The)	513	34,027
Colgate-Palmolive Co.	1,533	135,947
Energizer Holdings, Inc.*	287	19,068
Kimberly-Clark Corp.	1,717	121,924
Procter & Gamble Co. (The)	9,131	576,897
WD-40 Co.	50	1,992

Total Household Products		923,094
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (The)*	2,933	28,626
NRG Energy, Inc.*	1,546	32,791
Ormat Technologies, Inc.(a)	104	1,672

Total Independent Power Producers & Energy Traders		63,089
Industrial Conglomerates – 1.9%
3M Co.	2,540	182,347
Carlisle Cos., Inc.	108	3,443
Danaher Corp.	1,929	80,902
General Electric Co.	34,837	530,916
Seaboard Corp.	5	9,010

Total Industrial Conglomerates		806,618
Insurance – 4.8%
Aflac, Inc.	2,651	92,652
Alleghany Corp.*	40	11,540
Allstate Corp. (The)	3,156	74,766
American Financial Group, Inc.	787	24,452
American National Insurance Co.	87	6,025
AMERISAFE, Inc.*	148	2,725
Amtrust Financial Services, Inc.	590	13,133
Aon Corp.	750	31,485
Arthur J. Gallagher & Co.	248	6,522
Assurant, Inc.	814	29,141
Berkshire Hathaway, Inc. Class B*	7,022	498,843
Brown & Brown, Inc.	388	6,906
Chubb Corp. (The)	1,886	113,141
Cincinnati Financial Corp.(a)	415	10,927
CNA Financial Corp.	860	19,324
CNO Financial Group, Inc.*	1,504	8,137
Delphi Financial Group, Inc. Class A	367	7,898
Employers Holdings, Inc.	339	4,326
Erie Indemnity Co. Class A	184	13,097
FBL Financial Group, Inc. Class A	440	11,713
Fidelity National Financial, Inc. Class A	1,233	18,717
First American Financial Corp.	557	7,130
FPIC Insurance Group, Inc.*	95	3,975
Genworth Financial, Inc. Class A*	2,016	11,572
Hanover Insurance Group, Inc. (The)	157	5,574
Harleysville Group, Inc.	147	8,652
Hartford Financial Services Group, Inc.	3,593	57,991
HCC Insurance Holdings, Inc.	619	16,744
Horace Mann Educators Corp.	250	2,852

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	17

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Infinity Property & Casualty Corp.	74	$3,884
Kemper Corp.	381	9,129
Lincoln National Corp.	1,684	26,321
Loews Corp.	1,661	57,388
Markel Corp.*	31	11,071
Marsh & McLennan Cos., Inc.	979	25,983
Mercury General Corp.	168	6,443
MetLife, Inc.	3,717	104,113
National Western Life Insurance Co. Class A	47	6,369
Navigators Group, Inc. (The)*	49	2,117
Primerica, Inc.	771	16,623
Principal Financial Group, Inc.	1,426	32,327
ProAssurance Corp.	222	15,988
Progressive Corp. (The)	2,807	49,852
Protective Life Corp.	824	12,879
Prudential Financial, Inc.	4,025	188,611
Reinsurance Group of America, Inc.	434	19,942
RLI Corp.(a)	233	14,814
Safety Insurance Group, Inc.	99	3,745
Selective Insurance Group, Inc.	129	1,683
StanCorp Financial Group, Inc.	279	7,692
Symetra Financial Corp.	749	6,104
Torchmark Corp.	688	23,984
Tower Group, Inc.	151	3,452
Transatlantic Holdings, Inc.	411	19,942
Travelers Cos., Inc. (The)	3,378	164,610
Universal Insurance Holdings, Inc.	1,149	4,424
Unum Group	2,113	44,288
W.R. Berkley Corp.	1,063	31,560

Total Insurance		2,035,298
Internet & Catalog Retail – 0.3%
Amazon.com, Inc.*	359	77,627
Expedia, Inc.(a)	982	25,287
HSN, Inc.*	103	3,412
NetFlix, Inc.*(a)	44	4,979
priceline.com, Inc.*	66	29,664

Total Internet & Catalog Retail		140,969
Internet Software & Services – 1.3%
Akamai Technologies, Inc.*	180	3,578
Digital River, Inc.*(a)	161	3,337
Earthlink, Inc.	2,052	13,399
eBay, Inc.*	2,834	83,575
Equinix, Inc.*	20	1,777
Google, Inc. Class A*	768	395,044
j2 Global Communications, Inc.(a)	142	3,820
ValueClick, Inc.*	421	6,551
VeriSign, Inc.	246	7,038
Yahoo!, Inc.*	3,062	40,296

Total Internet Software & Services		558,415
IT Services – 3.8%
Acxiom Corp.*	165	1,755
Alliance Data Systems Corp.*(a)	224	20,765

Investments	Shares	Fair Value

Automatic Data Processing, Inc.	1,402	$66,104
Broadridge Financial Solutions, Inc.	634	12,769
CACI International, Inc. Class A*(a)	106	5,294
Cognizant Technology Solutions Corp. Class A*	546	34,234
Computer Sciences Corp.(a)	828	22,232
Convergys Corp.*	573	5,375
CoreLogic, Inc.*	130	1,387
CSG Systems International, Inc.*	209	2,642
DST Systems, Inc.	444	19,460
Euronet Worldwide, Inc.*(a)	250	3,935
Fidelity National Information Services, Inc.	729	17,729
Fiserv, Inc.*	487	24,725
Gartner, Inc.*(a)	310	10,810
Global Payments, Inc.	236	9,532
International Business Machines Corp.	4,945	865,523
Jack Henry & Associates, Inc.	268	7,767
Lender Processing Services, Inc.	446	6,106
Mantech International Corp. Class A	99	3,107
Mastercard, Inc. Class A	400	126,864
MAXIMUS, Inc.	198	6,910
NeuStar, Inc. Class A*	253	6,360
Paychex, Inc.	919	24,234
SAIC, Inc.*	1,885	22,262
Sapient Corp.	450	4,563
Syntel, Inc.	170	7,342
TeleTech Holdings, Inc.*	362	5,517
Teradata Corp.*	393	21,037
Total System Services, Inc.	1,171	19,825
Unisys Corp.*	365	5,727
Visa, Inc. Class A	2,220	190,298
Western Union Co. (The)	2,706	41,375
Wright Express Corp.*	99	3,766

Total IT Services		1,627,331
Leisure Equipment & Products – 0.1%
Hasbro, Inc.	485	15,816
Mattel, Inc.	1,336	34,589
Polaris Industries, Inc.	186	9,294

Total Leisure Equipment & Products		59,699
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.*	762	23,812
Bio-Rad Laboratories, Inc. Class A*	62	5,628
Bruker Corp.*	654	8,849
Charles River Laboratories International, Inc.*	267	7,641
Covance, Inc.*	168	7,636
Illumina, Inc.*	142	5,811
Life Technologies Corp.*	338	12,989
PAREXEL International Corp.*	315	5,963
PerkinElmer, Inc.	419	8,049
Pharmaceutical Product Development, Inc.	244	6,261
Techne Corp.	185	12,582
Thermo Fisher Scientific, Inc.*	1,015	51,400
Waters Corp.*	254	19,174

Total Life Sciences Tools & Services		175,795

See Notes to Financial Statements.

18	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Machinery – 1.5%
Actuant Corp. Class A	330	$6,517
AGCO Corp.*	194	6,707
Astec Industries, Inc.*	110	3,221
Barnes Group, Inc.	371	7,142
Caterpillar, Inc.	1,287	95,032
Chart Industries, Inc.*	30	1,265
CLARCOR, Inc.	145	6,000
Crane Co.	149	5,318
Cummins, Inc.	469	38,299
Deere & Co.	1,246	80,454
Donaldson Co., Inc.	226	12,385
Dover Corp.	597	27,820
Eaton Corp.	1,045	37,097
EnPro Industries, Inc.*	206	6,114
ESCO Technologies, Inc.	82	2,091
Federal Signal Corp.	357	1,578
Flowserve Corp.	184	13,616
Gardner Denver, Inc.	90	5,720
Graco, Inc.	272	9,286
Harsco Corp.	162	3,141
IDEX Corp.	309	9,628
Illinois Tool Works, Inc.	1,769	73,590
John Bean Technologies Corp.	123	1,754
Joy Global, Inc.	276	17,217
Kaydon Corp.	121	3,470
Middleby Corp.*	110	7,751
Mueller Industries, Inc.	211	8,142
Navistar International Corp.*	246	7,902
Nordson Corp.	64	2,543
Oshkosh Corp.*	1,227	19,313
PACCAR, Inc.	332	11,228
Pall Corp.	292	12,381
Parker Hannifin Corp.	479	30,239
Pentair, Inc.(a)	268	8,579
Robbins & Myers, Inc.	228	7,914
Snap-On, Inc.	233	10,345
SPX Corp.	147	6,661
Stanley Black & Decker, Inc.	102	5,008
Timken Co.	136	4,464
Toro Co. (The)	169	8,327
Trinity Industries, Inc.	378	8,093
Valmont Industries, Inc.	99	7,716
Wabtec Corp.	144	7,613
Watts Water Technologies, Inc. Class A	147	3,918

Total Machinery		652,599
Marine – 0.1%
Alexander & Baldwin, Inc.	152	5,553
International Shipholding Corp.	277	5,122
Kirby Corp.*(a)	229	12,054

Total Marine		22,729

Investments	Shares	Fair Value

Media – 3.0%
AMC Networks, Inc. Class A*	98	$3,131
Cablevision Systems Corp. Class A	394	6,198
CBS Corp. Class B	1,510	30,774
Cinemark Holdings, Inc.	470	8,874
Comcast Corp. Class A	7,676	160,428
DIRECTV Class A*	2,233	94,344
Discovery Communications, Inc. Class C*	900	31,635
DISH Network Corp. Class A*	3,257	81,620
DreamWorks Animation SKG, Inc. Class A*	332	6,036
Gannett Co., Inc.	1,770	16,868
Harte-Hanks, Inc.	544	4,613
Interpublic Group of Cos., Inc. (The)	1,232	8,870
John Wiley & Sons, Inc. Class A	184	8,173
Madison Square Garden, Inc. Class A*	95	2,166
McGraw-Hill Cos., Inc. (The)	1,254	51,414
Meredith Corp.(a)	308	6,973
Morningstar, Inc.	143	8,071
News Corp. Class A	11,859	183,459
Omnicom Group, Inc.	983	36,214
Regal Entertainment Group Class A(a)	331	3,886
Scholastic Corp.(a)	193	5,410
Scripps Networks Interactive, Inc. Class A	365	13,567
Sirius XM Radio, Inc.*(a)	6,193	9,352
Time Warner Cable, Inc.	1,076	67,433
Time Warner, Inc.	4,403	131,958
Viacom, Inc. Class B	2,787	107,968
Walt Disney Co. (The)	5,740	173,118
Washington Post Co. (The) Class B(a)	44	14,387
World Wrestling Entertainment, Inc. Class A(a)	268	2,388

Total Media		1,279,328
Metals & Mining – 0.9%
AK Steel Holding Corp.(a)	553	3,617
Allegheny Technologies, Inc.	140	5,179
AMCOL International Corp.(a)	125	2,999
Cliffs Natural Resources, Inc.	552	28,246
Compass Minerals International, Inc.	92	6,144
Freeport-McMoRan Copper & Gold, Inc.	3,890	118,450
Newmont Mining Corp.	1,844	115,987
Noranda Aluminum Holding Corp.*	543	4,534
Nucor Corp.	267	8,448
Reliance Steel & Aluminum Co.	227	7,720
Southern Copper Corp.	1,708	42,683
Steel Dynamics, Inc.	393	3,898
Titanium Metals Corp.(a)	540	8,089
Walter Energy, Inc.	162	9,722
Worthington Industries, Inc.	323	4,512

Total Metals & Mining		370,228
Multiline Retail – 0.9%
99 Cents Only Stores*	251	4,624
Big Lots, Inc.*(a)	446	15,534
Dillard’s, Inc. Class A	223	9,696
Dollar General Corp.*	812	30,661

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	19

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Dollar Tree, Inc.*	372	$27,941
Family Dollar Stores, Inc.	447	22,735
J.C. Penney Co., Inc.(a)	532	14,247
Kohl’s Corp.	1,136	55,778
Macy’s, Inc.	1,379	36,295
Nordstrom, Inc.	730	33,346
Target Corp.	2,710	132,898

Total Multiline Retail		383,755
Multi-Utilities – 1.6%
Alliant Energy Corp.	419	16,207
Ameren Corp.	1,193	35,516
Avista Corp.	211	5,032
CenterPoint Energy, Inc.	1,613	31,647
CH Energy Group, Inc.	194	10,121
CMS Energy Corp.	1,070	21,175
Consolidated Edison, Inc.	1,024	58,389
Dominion Resources, Inc.	1,304	66,204
DTE Energy Co.	816	40,000
Integrys Energy Group, Inc.	203	9,870
MDU Resources Group, Inc.	553	10,612
NiSource, Inc.(a)	937	20,033
NorthWestern Corp.	166	5,302
NSTAR	502	22,495
OGE Energy Corp.	402	19,212
PG&E Corp.	1,379	58,346
Public Service Enterprise Group, Inc.	2,993	99,876
SCANA Corp.(a)	612	24,755
Sempra Energy	960	49,440
TECO Energy, Inc.	630	10,792
Vectren Corp.	250	6,770
Wisconsin Energy Corp.	504	15,770
Xcel Energy, Inc.	1,906	47,059

Total Multi-Utilities		684,623
Office Electronics – 0.1%
Xerox Corp.	2,978	20,757
Zebra Technologies Corp. Class A*	267	8,261

Total Office Electronics		29,018
Oil, Gas & Consumable Fuels – 10.0%
Alpha Natural Resources, Inc.*	116	2,052
Anadarko Petroleum Corp.	742	46,783
Apache Corp.	1,415	113,540
Arch Coal, Inc.	359	5,234
Bill Barrett Corp.*	215	7,792
Cabot Oil & Gas Corp.(a)	131	8,110
Chesapeake Energy Corp.	2,337	59,710
Chevron Corp.	11,176	1,034,004
Cimarex Energy Co.	325	18,102
Concho Resources, Inc.*	187	13,303
ConocoPhillips	6,075	384,669
Consol Energy, Inc.	543	18,424
Contango Oil & Gas Co.*	68	3,720
Continental Resources, Inc.*	258	12,479
CVR Energy, Inc.*	95	2,008

Investments	Shares	Fair Value

Denbury Resources, Inc.*	584	$6,716
Devon Energy Corp.	1,847	102,398
El Paso Corp.	3,573	62,456
Energen Corp.	418	17,092
EOG Resources, Inc.	71	5,042
EQT Corp.	327	17,449
EXCO Resources, Inc.(a)	1,798	19,275
Exxon Mobil Corp.	22,593	1,640,930
Forest Oil Corp.*	335	4,824
Hess Corp.	1,029	53,981
HollyFrontier Corp.	144	3,776
Marathon Oil Corp.	2,473	53,367
Marathon Petroleum Corp.	1,236	33,446
Murphy Oil Corp.	729	32,193
Newfield Exploration Co.*	455	18,059
Noble Energy, Inc.	461	32,639
Occidental Petroleum Corp.	2,555	182,682
Peabody Energy Corp.	610	20,667
Pioneer Natural Resources Co.	295	19,402
Plains Exploration & Production Co.*	232	5,269
QEP Resources, Inc.	510	13,806
Quicksilver Resources, Inc.*(a)	515	3,904
Range Resources Corp.(a)	100	5,846
Southern Union Co.	634	25,721
Southwestern Energy Co.*	980	32,663
Spectra Energy Corp.	2,163	53,058
Sunoco, Inc.(a)	317	9,830
Valero Energy Corp.	1,260	22,403
W&T Offshore, Inc.	527	7,251
Whiting Petroleum Corp.*	196	6,876
World Fuel Services Corp.	440	14,366

Total Oil, Gas & Consumable Fuels		4,257,317
Paper & Forest Products – 0.1%
Buckeye Technologies, Inc.(a)	421	10,150
Clearwater Paper Corp.*(a)	142	4,825
International Paper Co.	396	9,207
KapStone Paper and Packaging Corp.*	353	4,903
MeadWestvaco Corp.	351	8,621
PH Glatfelter Co.	689	9,102

Total Paper & Forest Products		46,808
Personal Products – 0.2%
Avon Products, Inc.	1,378	27,009
Estee Lauder Cos., Inc. (The) Class A	464	40,758
Nu Skin Enterprises, Inc. Class A	252	10,211
Revlon, Inc. Class A*	385	4,743

Total Personal Products		82,721
Pharmaceuticals – 5.3%
Abbott Laboratories	5,697	291,345
Allergan, Inc.	449	36,989
Bristol-Myers Squibb Co.(a)	6,857	215,173
Eli Lilly & Co.	7,666	283,412
Endo Pharmaceuticals Holdings, Inc.*	351	9,824
Forest Laboratories, Inc.*	1,077	33,161

See Notes to Financial Statements.

20	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Hospira, Inc.*	390	$14,430
Impax Laboratories, Inc.*	854	15,295
Johnson & Johnson	11,247	716,546
Medicis Pharmaceutical Corp. Class A	267	9,740
Merck & Co., Inc.	4,728	154,653
Mylan, Inc.*	854	14,518
Par Pharmaceutical Cos., Inc.*(a)	117	3,115
Perrigo Co.	199	19,325
Pfizer, Inc.	22,994	406,534
Questcor Pharmaceuticals, Inc.*	199	5,425
Viropharma, Inc.*	604	10,914
Watson Pharmaceuticals, Inc.*	298	20,338

Total Pharmaceuticals		2,260,737
Professional Services – 0.2%
Corporate Executive Board Co. (The)	182	5,424
Dun & Bradstreet Corp.	143	8,760
Equifax, Inc.	435	13,372
FTI Consulting, Inc.*	146	5,374
IHS, Inc. Class A*	96	7,182
Insperity, Inc.	161	3,582
Manpower, Inc.	140	4,707
Robert Half International, Inc.	232	4,923
Towers Watson & Co. Class A	144	8,608
Verisk Analytics, Inc. Class A*	276	9,597

Total Professional Services		71,529
Real Estate Investment Trusts (REITs) – 0.8%
Alexander’s, Inc.	14	5,054
Alexandria Real Estate Equities, Inc.	80	4,911
AvalonBay Communities, Inc.	76	8,668
BioMed Realty Trust, Inc.	311	5,153
Boston Properties, Inc.	155	13,811
BRE Properties, Inc.	102	4,319
CommonWealth REIT	319	6,051
Digital Realty Trust, Inc.(a)	170	9,377
Equity Lifestyle Properties, Inc.	166	10,408
Equity One, Inc.	214	3,394
Essex Property Trust, Inc.	12	1,440
Extra Space Storage, Inc.	77	1,435
Federal Realty Investment Trust	82	6,758
Getty Realty Corp.(a)	360	5,191
HCP, Inc.	293	10,273
Health Care REIT, Inc.	163	7,628
Hospitality Properties Trust	410	8,704
Kimco Realty Corp.	375	5,636
Liberty Property Trust(a)	226	6,579
LTC Properties, Inc.	297	7,520
Mack-Cali Realty Corp.	162	4,334
National Health Investors, Inc.	123	5,182
National Retail Properties, Inc.(a)	287	7,712
Omega Healthcare Investors, Inc.	271	4,317
Plum Creek Timber Co., Inc.	271	9,406
Potlatch Corp.(a)	126	3,972
Public Storage	245	27,281
Rayonier, Inc.	390	14,348

Investments	Shares	Fair Value

Realty Income Corp.	188	$6,061
Senior Housing Properties Trust	320	6,893
Simon Property Group, Inc.	318	34,974
SL Green Realty Corp.	163	9,478
Ventas, Inc.	412	20,353
Vornado Realty Trust	139	10,372
Weingarten Realty Investors	233	4,933
Weyerhaeuser Co.	2,275	35,376

Total Real Estate Investment Trusts (REITs)		337,302
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc. Class A*	483	6,501
Forest City Enterprises, Inc. Class A*	436	4,648
Jones Lang LaSalle, Inc.	53	2,746

Total Real Estate Management & Development		13,895
Road & Rail – 0.8%
Amerco, Inc.*	70	4,372
CSX Corp.	3,820	71,319
Dollar Thrifty Automotive Group*(a)	148	8,332
Genesee & Wyoming, Inc. Class A*	104	4,838
Heartland Express, Inc.	206	2,793
JB Hunt Transport Services, Inc.	314	11,342
Kansas City Southern*	119	5,945
Knight Transportation, Inc.	168	2,236
Landstar System, Inc.	130	5,143
Norfolk Southern Corp.	1,221	74,506
Old Dominion Freight Line, Inc.*	221	6,402
Union Pacific Corp.	1,539	125,690
Werner Enterprises, Inc.	172	3,583

Total Road & Rail		326,501
Semiconductors & Semiconductor Equipment – 3.3%
Altera Corp.	1,021	32,192
Amkor Technology, Inc.*(a)	2,690	11,728
Analog Devices, Inc.	1,089	34,031
Applied Materials, Inc.	3,996	41,359
Atmel Corp.*	849	6,851
Broadcom Corp. Class A*	1,214	40,414
Brooks Automation, Inc.(a)	1,051	8,566
Cirrus Logic, Inc.*	550	8,107
Cree, Inc.*(a)	124	3,222
Cymer, Inc.*	209	7,771
Diodes, Inc.*	456	8,172
Entegris, Inc.*	1,621	10,342
Entropic Communications, Inc.*(a)	465	1,920
Fairchild Semiconductor International, Inc.*	492	5,314
First Solar, Inc.*(a)	275	17,383
GT Advanced Technologies, Inc.*(a)	1,463	10,270
Hittite Microwave Corp.*	72	3,506
Intel Corp.	30,460	649,712
International Rectifier Corp.*	242	4,506
KLA-Tencor Corp.(a)	500	19,140
Kulicke & Soffa Industries, Inc.*	1,289	9,616
Lam Research Corp.*	581	22,066
Linear Technology Corp.	696	19,244
LSI Corp.*	1,087	5,631

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Maxim Integrated Products, Inc.	770	$17,964
Microchip Technology, Inc.(a)	582	18,106
Micron Technology, Inc.*	13,197	66,513
MKS Instruments, Inc.	311	6,752
Novellus Systems, Inc.*(a)	419	11,422
NVIDIA Corp.*	868	10,850
ON Semiconductor Corp.*	1,851	13,272
PMC—Sierra, Inc.*	874	5,226
RF Micro Devices, Inc.*	896	5,681
Silicon Laboratories, Inc.*	134	4,490
Skyworks Solutions, Inc.*	380	6,817
Spansion, Inc. Class A*	877	10,717
SunPower Corp. Class A*(a)	8	65
Teradyne, Inc.*(a)	1,473	16,218
Tessera Technologies, Inc.*	330	3,940
Texas Instruments, Inc.	5,074	135,222
TriQuint Semiconductor, Inc.*	597	2,997
Varian Semiconductor Equipment Associates, Inc.*	260	15,899
Veeco Instruments, Inc.*(a)	251	6,124
Xilinx, Inc.(a)	1,451	39,815

Total Semiconductors & Semiconductor Equipment		1,379,153
Software – 4.1%
Activision Blizzard, Inc.	1,695	20,171
Adobe Systems, Inc.*	1,047	25,306
ANSYS, Inc.*	186	9,121
Autodesk, Inc.*	293	8,140
BMC Software, Inc.*	534	20,591
CA, Inc.	1,826	35,443
Cadence Design Systems, Inc.*(a)	1,182	10,922
Citrix Systems, Inc.*	316	17,231
Compuware Corp.*	1,006	7,706
Factset Research Systems, Inc.	142	12,634
Fair Isaac Corp.	272	5,938
Informatica Corp.*	250	10,238
Intuit, Inc.*	632	29,982
MICROS Systems, Inc.*	144	6,323
Microsoft Corp.	41,997	1,045,305
MicroStrategy, Inc. Class A*	90	10,266
Oracle Corp.	11,838	340,224
Progress Software Corp.*	252	4,423
Quest Software, Inc.*	173	2,747
Red Hat, Inc.*	112	4,733
Rovi Corp.*	114	4,900
S1 Corp.*	1,336	12,251
Salesforce.com, Inc.*	31	3,543
Symantec Corp.*	2,475	40,342
Synopsys, Inc.*	484	11,790
TeleCommunication Systems, Inc. Class A*	943	3,253
TeleNav, Inc.*	360	3,193
TIBCO Software, Inc.*	179	4,008
Tyler Technologies, Inc.*	65	1,643
VMware, Inc. Class A*	193	15,513

Total Software		1,727,880

Investments	Shares	Fair Value

Specialty Retail – 2.5%
Aaron’s, Inc.	246	$6,212
Abercrombie & Fitch Co. Class A	124	7,633
Advance Auto Parts, Inc.	271	15,745
Aeropostale, Inc.*	530	5,729
American Eagle Outfitters, Inc.(a)	582	6,821
Ascena Retail Group, Inc.*	356	9,637
AutoNation, Inc.*	562	18,422
AutoZone, Inc.*	165	52,666
Bed Bath & Beyond, Inc.*	966	55,362
Best Buy Co., Inc.(a)	2,311	53,846
Buckle, Inc. (The)(a)	226	8,692
Cabela’s, Inc.*	158	3,237
CarMax, Inc.*(a)	544	12,974
Cato Corp. (The) Class A	112	2,527
Chico’s FAS, Inc.	611	6,984
Childrens Place Retail Stores, Inc. (The)*	141	6,561
Collective Brands, Inc.*(a)	289	3,745
Dick’s Sporting Goods, Inc.*	417	13,953
DSW, Inc. Class A	173	7,989
Express, Inc.	485	9,841
Finish Line, Inc. (The) Class A	233	4,658
Foot Locker, Inc.	418	8,398
GameStop Corp. Class A*(a)	1,319	30,469
Gap, Inc. (The)	3,506	56,937
Group 1 Automotive, Inc.	51	1,813
Guess?, Inc.	379	10,798
Home Depot, Inc.	5,175	170,102
JOS A Bank Clothiers, Inc.*	164	7,647
Lowe’s Cos., Inc.	4,367	84,458
Ltd. Brands, Inc.	1,252	48,215
Men’s Wearhouse, Inc. (The)	254	6,624
O’Reilly Automotive, Inc.*	349	23,254
Penske Automotive Group, Inc.(a)	627	10,032
PetSmart, Inc.	423	18,041
Pier 1 Imports, Inc.*	599	5,858
RadioShack Corp.(a)	794	9,226
Rent-A-Center, Inc.	341	9,361
Ross Stores, Inc.	480	37,771
Sally Beauty Holdings, Inc.*	717	11,902
Select Comfort Corp.*	629	8,787
Staples, Inc.	2,386	31,734
Systemax, Inc.*	332	4,223
Tiffany & Co.	278	16,908
TJX Cos., Inc.	1,806	100,179
Tractor Supply Co.	212	13,261
Urban Outfitters, Inc.*	394	8,794
Wet Seal, Inc. (The) Class A*	1,268	5,681
Williams-Sonoma, Inc.	280	8,621

Total Specialty Retail		1,062,328
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.*	208	6,352
Coach, Inc.	765	39,650

See Notes to Financial Statements.

22	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

September 30, 2011

Investments	Shares	Fair Value

Columbia Sportswear Co.(a)	146	$6,775
Deckers Outdoor Corp.*	179	16,694
Fossil, Inc.*	184	14,915
Hanesbrands, Inc.*	440	11,004
Iconix Brand Group, Inc.*	337	5,325
Maidenform Brands, Inc.*	137	3,207
NIKE, Inc. Class B	1,242	106,204
Ralph Lauren Corp.	276	35,797
Skechers U.S.A., Inc. Class A*(a)	435	6,103
Steven Madden Ltd.*	190	5,719
Under Armour, Inc. Class A*(a)	120	7,969
VF Corp.	437	53,104
Warnaco Group, Inc. (The)*	193	8,895
Wolverine World Wide, Inc.	203	6,750

Total Textiles, Apparel & Luxury Goods		334,463
Thrifts & Mortgage Finance – 0.2%
Astoria Financial Corp.	227	1,746
Capitol Federal Financial, Inc.	198	2,091
Dime Community Bancshares, Inc.	149	1,509
First Niagara Financial Group, Inc.	1,052	9,626
Flushing Financial Corp.	203	2,192
Hudson City Bancorp, Inc.	2,756	15,599
New York Community Bancorp, Inc.	1,758	20,920
Northwest Bancshares, Inc.	358	4,264
People’s United Financial, Inc.	498	5,677
TFS Financial Corp.*	273	2,219
Washington Federal, Inc.	193	2,459

Total Thrifts & Mortgage Finance		68,302
Tobacco – 2.0%
Alliance One International, Inc.*	1,841	4,492
Altria Group, Inc.	8,497	227,805
Lorillard, Inc.	690	76,383
Philip Morris International, Inc.	6,728	419,693
Reynolds American, Inc.	2,259	84,667
Universal Corp.	333	11,941
Vector Group Ltd.(a)	303	5,205

Total Tobacco		830,186
Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	245	6,654
Beacon Roofing Supply, Inc.*	95	1,519
Fastenal Co.(a)	670	22,298
GATX Corp.	293	9,080
Interline Brands, Inc.*(a)	268	3,449
MSC Industrial Direct Co. Class A	119	6,719
TAL International Group, Inc.	228	5,686
W.W. Grainger, Inc.	195	29,160
Watsco, Inc.	99	5,059
WESCO International, Inc.*	109	3,657

Total Trading Companies & Distributors		93,281

Investments	Shares	Fair Value

Water Utilities – 0.1%
American States Water Co.	234	$7,940
American Water Works Co., Inc.	650	19,617
Aqua America, Inc.(a)	249	5,371

Total Water Utilities		32,928
Wireless Telecommunication Services – 0.2%
American Tower Corp. Class A*	508	27,330
MetroPCS Communications, Inc.*	1,548	13,483
NII Holdings, Inc.*	369	9,945
Telephone & Data Systems, Inc.	272	5,780
United States Cellular Corp.*(a)	176	6,978
USA Mobility, Inc.	178	2,350

Total Wireless Telecommunication Services		65,866
TOTAL COMMON STOCKS (Cost: $46,115,872)		42,227,656
EXCHANGE-TRADED FUND – 0.3%
WisdomTree LargeCap Growth Fund(b) (Cost: $114,377)	3,378	110,325
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $8,680)	8,680	8,680
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.3%
MONEY MARKET FUND – 4.3%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $1,816,933)(e)	1,816,933	1,816,933
TOTAL INVESTMENTS IN SECURITIES – 104.2% (Cost: $48,055,862)(f)		44,163,594
Liabilities in Excess of Cash and Other Assets – (4.2)%		(1,774,745)

NET ASSETS – 100.0%		$42,388,849
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $1,771,981 and the total market value of the collateral held by the Fund was $1,816,933.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	23

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.6%
Aerospace & Defense – 2.9%
Boeing Co. (The)	3,927	$237,623
General Dynamics Corp.	2,911	165,607
Goodrich Corp.	552	66,615
Honeywell International, Inc.	2,812	123,475
Huntington Ingalls Industries, Inc.*	405	9,854
ITT Corp.	861	36,162
L-3 Communications Holdings, Inc.	1,092	67,671
Lockheed Martin Corp.	2,994	217,484
Northrop Grumman Corp.	2,503	130,557
Precision Castparts Corp.	571	88,768
Raytheon Co.	3,337	136,383
Rockwell Collins, Inc.	740	39,042
United Technologies Corp.	4,356	306,488

Total Aerospace & Defense		1,625,729
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	417	28,552
Expeditors International of Washington, Inc.	504	20,437
FedEx Corp.	713	48,256
United Parcel Service, Inc. Class B	3,388	213,952

Total Air Freight & Logistics		311,197
Airlines – 0.1%
Delta Air Lines, Inc.*	4,313	32,348
Southwest Airlines Co.	2,754	22,142
United Continental Holdings, Inc.*	1,064	20,620

Total Airlines		75,110
Auto Components – 0.4%
BorgWarner, Inc.*	330	19,975
Johnson Controls, Inc.	3,020	79,638
Lear Corp.	1,338	57,400
TRW Automotive Holdings Corp.*	1,159	37,934

Total Auto Components		194,947
Automobiles – 0.6%
Ford Motor Co.*(a)	34,093	329,679
Harley-Davidson, Inc.	477	16,376

Total Automobiles		346,055
Beverages – 2.4%
Brown-Forman Corp. Class B	538	37,735
Coca-Cola Co. (The)	9,880	667,493
Coca-Cola Enterprises, Inc.	1,059	26,348
Constellation Brands, Inc. Class A*	744	13,392
Dr. Pepper Snapple Group, Inc.	1,240	48,087
Hansen Natural Corp.*	405	35,352
Molson Coors Brewing Co. Class B	1,113	44,086
PepsiCo, Inc.	7,214	446,547

Total Beverages		1,319,040
Biotechnology – 1.7%
Alexion Pharmaceuticals, Inc.*	681	43,625
Amgen, Inc.*	6,788	373,001

Investments	Shares	Fair Value

Biogen Idec, Inc.*	1,381	$128,640
Celgene Corp.*	1,307	80,929
Cephalon, Inc.*	546	44,062
Gilead Sciences, Inc.*	6,964	270,203

Total Biotechnology		940,460
Capital Markets – 2.5%
Affiliated Managers Group, Inc.*(a)	67	5,229
Ameriprise Financial, Inc.	1,587	62,464
Bank of New York Mellon Corp. (The)	7,560	140,540
BlackRock, Inc.	775	114,708
Charles Schwab Corp. (The)	3,185	35,895
Franklin Resources, Inc.	1,053	100,709
Goldman Sachs Group, Inc. (The)	5,539	523,712
Jefferies Group, Inc.(a)	623	7,731
Legg Mason, Inc.(a)	488	12,547
Morgan Stanley	7,966	107,541
Northern Trust Corp.	1,112	38,898
SEI Investments Co.	827	12,719
State Street Corp.	3,653	117,481
T. Rowe Price Group, Inc.	836	39,936
TD Ameritrade Holding Corp.	2,729	40,130

Total Capital Markets		1,360,240
Chemicals – 1.7%
Air Products & Chemicals, Inc.	918	70,108
Airgas, Inc.	324	20,678
Albemarle Corp.	408	16,483
Celanese Corp. Series A	701	22,804
CF Industries Holdings, Inc.	142	17,521
Dow Chemical Co. (The)	3,488	78,340
E.I. du Pont de Nemours & Co.	4,521	180,704
Eastman Chemical Co.	361	24,739
Ecolab, Inc.	826	40,383
FMC Corp.	359	24,828
International Flavors & Fragrances, Inc.	422	23,725
Monsanto Co.	1,450	87,058
Mosaic Co. (The)	1,278	62,584
Nalco Holding Co.	400	13,992
PPG Industries, Inc.	741	52,359
Praxair, Inc.	1,272	118,907
Sherwin-Williams Co. (The)	502	37,309
Sigma-Aldrich Corp.(a)	514	31,760

Total Chemicals		924,282
Commercial Banks – 2.3%
BB&T Corp.	2,530	53,965
CIT Group, Inc.*	6,984	212,104
M&T Bank Corp.	592	41,381
PNC Financial Services Group, Inc.	2,958	142,546
U.S. Bancorp(a)	9,597	225,914
Wells Fargo & Co.	25,028	603,675

Total Commercial Banks		1,279,585

See Notes to Financial Statements.

24	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2011

Investments	Shares	Fair Value

Commercial Services & Supplies – 0.3%
Avery Dennison Corp.	440	$11,035
Iron Mountain, Inc.	747	23,620
Pitney Bowes, Inc.(a)	1,203	22,617
Republic Services, Inc.	1,145	32,129
Stericycle, Inc.*	235	18,969
Waste Management, Inc.(a)	2,227	72,511

Total Commercial Services & Supplies		180,881
Communications Equipment – 1.5%
Cisco Systems, Inc.	33,735	522,555
F5 Networks, Inc.*	110	7,816
Harris Corp.(a)	1,085	37,074
Juniper Networks, Inc.*	1,271	21,937
QUALCOMM, Inc.	5,276	256,572
Riverbed Technology, Inc.*	52	1,038

Total Communications Equipment		846,992
Computers & Peripherals – 4.2%
Apple, Inc.*	3,699	1,409,985
Dell, Inc.*	13,603	192,483
EMC Corp.*	6,430	134,966
Hewlett-Packard Co.	17,972	403,471
NetApp, Inc.*	931	31,598
SanDisk Corp.*	1,926	77,714
Western Digital Corp.*	3,249	83,564

Total Computers & Peripherals		2,333,781
Construction & Engineering – 0.1%
Fluor Corp.	642	29,885
Jacobs Engineering Group, Inc.*	608	19,633
KBR, Inc.	983	23,228

Total Construction & Engineering		72,746
Consumer Finance – 1.1%
American Express Co.	5,647	253,550
Capital One Financial Corp.	5,597	221,809
Discover Financial Services	1,514	34,731
SLM Corp.	5,723	71,252

Total Consumer Finance		581,342
Containers & Packaging – 0.1%
Ball Corp.	1,327	41,164
Crown Holdings, Inc.*	871	26,661
Owens-Illinois, Inc.*	374	5,655

Total Containers & Packaging		73,480
Distributors – 0.1%
Genuine Parts Co.	752	38,202
Diversified Consumer Services – 0.1%
Apollo Group, Inc. Class A*	1,873	74,190
Diversified Financial Services – 2.3%
Bank of America Corp.	18,167	111,182
Citigroup, Inc.	1,293	33,127
CME Group, Inc.	270	66,528
IntercontinentalExchange, Inc.*(a)	300	35,478

Investments	Shares	Fair Value

JPMorgan Chase & Co.	30,041	$904,835
Leucadia National Corp.	434	9,843
Moody’s Corp.(a)	1,597	48,629
MSCI, Inc. Class A*	226	6,854
NASDAQ OMX Group, Inc. (The)*	1,395	32,280
NYSE Euronext	1,674	38,904

Total Diversified Financial Services		1,287,660
Diversified Telecommunication Services – 3.4%
AT&T, Inc.	56,975	1,624,927
CenturyLink, Inc.	1,983	65,677
Frontier Communications Corp.	1,133	6,922
Verizon Communications, Inc.	4,511	166,005
Windstream Corp.(a)	1,935	22,562

Total Diversified Telecommunication Services		1,886,093
Electric Utilities – 2.5%
American Electric Power Co., Inc.	2,949	112,121
Duke Energy Corp.	7,148	142,888
Edison International	2,831	108,286
Entergy Corp.	1,557	103,214
Exelon Corp.	5,483	233,631
FirstEnergy Corp.	1,817	81,601
NextEra Energy, Inc.	3,098	167,354
Northeast Utilities	976	32,842
Pepco Holdings, Inc.	1,223	23,139
Pinnacle West Capital Corp.	501	21,513
PPL Corp.	2,391	68,239
Progress Energy, Inc.	1,720	88,958
Southern Co.	4,469	189,352

Total Electric Utilities		1,373,138
Electrical Equipment – 0.3%
AMETEK, Inc.	569	18,760
Emerson Electric Co.	2,789	115,214
Rockwell Automation, Inc.	421	23,576
Roper Industries, Inc.	331	22,809

Total Electrical Equipment		180,359
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A	754	30,741
Avnet, Inc.*	1,091	28,453
Corning, Inc.	14,801	182,940
Dolby Laboratories, Inc. Class A*(a)	378	10,372
FLIR Systems, Inc.	851	21,318
Trimble Navigation Ltd.*	111	3,724

Total Electronic Equipment, Instruments & Components		277,548
Energy Equipment & Services – 0.7%
Baker Hughes, Inc.	880	40,621
Cameron International Corp.*	889	36,929
Diamond Offshore Drilling, Inc.(a)	1,301	71,217
FMC Technologies, Inc.*(a)	758	28,501
Halliburton Co.	3,018	92,109
Helmerich & Payne, Inc.	521	21,153
National Oilwell Varco, Inc.	2,211	113,247

Total Energy Equipment & Services		403,777

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2011

Investments	Shares	Fair Value

Food & Staples Retailing – 3.7%
Costco Wholesale Corp.	1,557	$127,861
CVS Caremark Corp.	8,749	293,791
Kroger Co. (The)	3,914	85,952
Safeway, Inc.	2,434	40,477
Sysco Corp.	3,246	84,071
Walgreen Co.	4,752	156,293
Wal-Mart Stores, Inc.	23,390	1,213,941
Whole Foods Market, Inc.	495	32,329

Total Food & Staples Retailing		2,034,715
Food Products – 2.0%
Archer-Daniels-Midland Co.	4,755	117,971
Campbell Soup Co.	1,830	59,237
ConAgra Foods, Inc.	2,417	58,540
General Mills, Inc.	3,257	125,297
Green Mountain Coffee Roasters, Inc.*	207	19,239
H.J. Heinz Co.	1,500	75,720
Hershey Co. (The)	1,033	61,195
Hormel Foods Corp.	1,278	34,532
J.M. Smucker Co. (The)	700	51,023
Kellogg Co.	1,960	104,252
Kraft Foods, Inc. Class A	6,991	234,758
McCormick & Co., Inc.	643	29,681
Mead Johnson Nutrition Co.	598	41,160
Sara Lee Corp.	2,171	35,496
Tyson Foods, Inc. Class A	3,684	63,954

Total Food Products		1,112,055
Gas Utilities – 0.1%
National Fuel Gas Co.	273	13,290
Oneok, Inc.	556	36,718

Total Gas Utilities		50,008
Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	2,619	147,031
Becton Dickinson and Co.	1,189	87,177
Boston Scientific Corp.*(a)	5,682	33,581
C.R. Bard, Inc.(a)	465	40,706
CareFusion Corp.*	449	10,754
DENTSPLY International, Inc.(a)	723	22,189
Edwards Lifesciences Corp.*	229	16,323
Intuitive Surgical, Inc.*	116	42,256
Medtronic, Inc.	6,259	208,049
ResMed, Inc.*	540	15,547
St. Jude Medical, Inc.	1,738	62,898
Stryker Corp.(a)	1,974	93,035
Varian Medical Systems, Inc.*(a)	471	24,567
Zimmer Holdings, Inc.*	1,338	71,583

Total Health Care Equipment & Supplies		875,696
Health Care Providers & Services – 3.1%
Aetna, Inc.	4,142	150,562
AmerisourceBergen Corp.(a)	1,660	61,868
Cardinal Health, Inc.	1,880	78,734

Investments	Shares	Fair Value

CIGNA Corp.	2,636	$110,554
DaVita, Inc.*	549	34,406
Express Scripts, Inc.*	1,721	63,797
Henry Schein, Inc.*	463	28,711
Humana, Inc.	1,919	139,569
Laboratory Corp. of America Holdings*	567	44,821
McKesson Corp.	1,501	109,123
Medco Health Solutions, Inc.*	1,874	87,872
Quest Diagnostics, Inc.	1,191	58,788
UnitedHealth Group, Inc.	10,694	493,207
WellPoint, Inc.	3,978	259,684

Total Health Care Providers & Services		1,721,696
Health Care Technology – 0.1%
Cerner Corp.*	448	30,697
Hotels, Restaurants & Leisure – 1.4%
Chipotle Mexican Grill, Inc.*	52	15,753
Darden Restaurants, Inc.	745	31,849
Hyatt Hotels Corp. Class A*	88	2,760
International Game Technology	1,081	15,707
Las Vegas Sands Corp.*	83	3,182
Marriott International, Inc. Class A	782	21,302
McDonald’s Corp.	5,324	467,554
Starbucks Corp.	2,542	94,791
Wyndham Worldwide Corp.	1,021	29,109
Wynn Resorts Ltd.	31	3,567
Yum! Brands, Inc.	1,935	95,570

Total Hotels, Restaurants & Leisure		781,144
Household Durables – 0.1%
Fortune Brands, Inc.	536	28,987
Newell Rubbermaid, Inc.	1,350	16,024
Whirlpool Corp.(a)	545	27,201

Total Household Durables		72,212
Household Products – 2.5%
Church & Dwight Co., Inc.	824	36,421
Clorox Co. (The)	792	52,533
Colgate-Palmolive Co.	2,304	204,319
Energizer Holdings, Inc.*	527	35,014
Kimberly-Clark Corp.	2,578	183,064
Procter & Gamble Co. (The)	13,469	850,971

Total Household Products		1,362,322
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (The)*	4,185	40,846
NRG Energy, Inc.*	2,402	50,946

Total Independent Power Producers & Energy Traders		91,792
Industrial Conglomerates – 2.1%
3M Co.	3,810	273,520
Danaher Corp.	2,908	121,962
General Electric Co.	51,498	784,829

Total Industrial Conglomerates		1,180,311

See Notes to Financial Statements.

26	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2011

Investments	Shares	Fair Value

Insurance – 4.4%
Aflac, Inc.	3,916	$136,864
Allstate Corp. (The)	4,635	109,803
Aon Corp.	1,148	48,193
Berkshire Hathaway, Inc. Class B*	10,438	741,516
Chubb Corp. (The)	2,783	166,952
Cincinnati Financial Corp.(a)	686	18,062
CNA Financial Corp.	1,349	30,312
Genworth Financial, Inc. Class A*	2,870	16,474
Hartford Financial Services Group, Inc.	5,278	85,187
Lincoln National Corp.	2,436	38,075
Loews Corp.	2,420	83,611
Marsh & McLennan Cos., Inc.	1,385	36,758
MetLife, Inc.	5,688	159,321
Principal Financial Group, Inc.	2,170	49,194
Progressive Corp. (The)	4,482	79,600
Prudential Financial, Inc.	6,011	281,676
Torchmark Corp.	1,071	37,335
Travelers Cos., Inc. (The)	4,995	243,406
Unum Group	3,223	67,554

Total Insurance		2,429,893
Internet & Catalog Retail – 0.4%
Amazon.com, Inc.*	545	117,845
Expedia, Inc.(a)	1,397	35,973
NetFlix, Inc.*	73	8,261
priceline.com, Inc.*	101	45,395

Total Internet & Catalog Retail		207,474
Internet Software & Services – 1.4%
Akamai Technologies, Inc.*	299	5,944
eBay, Inc.*	4,273	126,011
Google, Inc. Class A*	1,136	584,335
VeriSign, Inc.	411	11,759
Yahoo!, Inc.*	4,437	58,391

Total Internet Software & Services		786,440
IT Services – 3.9%
Automatic Data Processing, Inc.	2,117	99,817
Cognizant Technology Solutions Corp. Class A*	835	52,354
Computer Sciences Corp.(a)	1,272	34,153
Fidelity National Information Services, Inc.	885	21,523
Fiserv, Inc.*	752	38,179
International Business Machines Corp.	7,337	1,284,195
Mastercard, Inc. Class A	590	187,124
Paychex, Inc.	1,419	37,419
SAIC, Inc.*	2,692	31,793
Teradata Corp.*	627	33,563
Visa, Inc. Class A	3,265	279,876
Western Union Co. (The)	4,113	62,888

Total IT Services		2,162,884
Leisure Equipment & Products – 0.2%
Hasbro, Inc.	764	24,914
Mattel, Inc.	2,303	59,625

Total Leisure Equipment & Products		84,539

Investments	Shares	Fair Value

Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.*	1,068	$33,375
Illumina, Inc.*	145	5,933
Life Technologies Corp.*	464	17,831
Thermo Fisher Scientific, Inc.*	1,540	77,986
Waters Corp.*	404	30,498

Total Life Sciences Tools & Services		165,623
Machinery – 1.3%
AGCO Corp.*	333	11,512
Caterpillar, Inc.	1,946	143,693
Cummins, Inc.	683	55,774
Deere & Co.	1,834	118,421
Donaldson Co., Inc.	300	16,440
Dover Corp.	920	42,872
Eaton Corp.	1,518	53,889
Flowserve Corp.	296	21,904
Illinois Tool Works, Inc.	2,684	111,654
Joy Global, Inc.	433	27,010
PACCAR, Inc.	432	14,610
Pall Corp.	418	17,723
Parker Hannifin Corp.	643	40,593
Stanley Black & Decker, Inc.	179	8,789
Timken Co.	234	7,680

Total Machinery		692,564
Media – 3.2%
AMC Networks, Inc. Class A*	165	5,272
Cablevision Systems Corp. Class A	661	10,398
CBS Corp. Class B	2,265	46,161
Comcast Corp. Class A	11,501	240,371
DIRECTV Class A*	3,282	138,664
Discovery Communications, Inc. Class C*	1,390	48,858
DISH Network Corp. Class A*	4,698	117,732
Interpublic Group of Cos., Inc. (The)	1,740	12,528
McGraw-Hill Cos., Inc. (The)	1,946	79,786
News Corp. Class A	17,799	275,350
Omnicom Group, Inc.	1,501	55,297
Scripps Networks Interactive, Inc. Class A	581	21,596
Sirius XM Radio, Inc.*	9,404	14,200
Time Warner Cable, Inc.	1,572	98,517
Time Warner, Inc.	6,423	192,497
Viacom, Inc. Class B	4,095	158,640
Walt Disney Co. (The)	8,498	256,300

Total Media		1,772,167
Metals & Mining – 0.9%
Allegheny Technologies, Inc.	110	4,069
Cliffs Natural Resources, Inc.	795	40,680
Freeport-McMoRan Copper & Gold, Inc.	5,691	173,291
Newmont Mining Corp.	2,715	170,773
Nucor Corp.	345	10,916
Southern Copper Corp.	2,528	63,175
Walter Energy, Inc.	257	15,423

Total Metals & Mining		478,327

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2011

Investments	Shares	Fair Value

Multiline Retail – 1.0%
Dollar General Corp.*	1,142	$43,122
Dollar Tree, Inc.*	584	43,864
Family Dollar Stores, Inc.	629	31,991
J.C. Penney Co., Inc.(a)	740	19,817
Kohl’s Corp.	1,720	84,452
Macy’s, Inc.	1,972	51,903
Nordstrom, Inc.	1,137	51,938
Sears Holdings Corp.*(a)	72	4,142
Target Corp.	4,008	196,552

Total Multiline Retail		527,781
Multi-Utilities – 1.7%
Alliant Energy Corp.	659	25,490
Ameren Corp.	1,816	54,062
CenterPoint Energy, Inc.	2,182	42,811
CMS Energy Corp.	1,628	32,218
Consolidated Edison, Inc.	1,487	84,789
Dominion Resources, Inc.	1,980	100,525
DTE Energy Co.	1,175	57,598
NiSource, Inc.	1,815	38,805
NSTAR	618	27,693
OGE Energy Corp.	610	29,152
PG&E Corp.	2,090	88,428
Public Service Enterprise Group, Inc.	4,504	150,298
SCANA Corp.(a)	785	31,753
Sempra Energy	1,463	75,344
Wisconsin Energy Corp.	788	24,657
Xcel Energy, Inc.	2,812	69,428

Total Multi-Utilities		933,051
Office Electronics – 0.1%
Xerox Corp.	4,513	31,456
Oil, Gas & Consumable Fuels – 11.1%
Alpha Natural Resources, Inc.*	184	3,255
Anadarko Petroleum Corp.	1,075	67,779
Apache Corp.	2,125	170,510
Arch Coal, Inc.	267	3,893
Chesapeake Energy Corp.	3,516	89,834
Chevron Corp.	16,474	1,524,174
Cimarex Energy Co.	498	27,739
Concho Resources, Inc.*	248	17,643
ConocoPhillips	8,934	565,701
Consol Energy, Inc.	846	28,705
Continental Resources, Inc.*	349	16,881
Denbury Resources, Inc.*	779	8,958
Devon Energy Corp.	2,784	154,345
El Paso Corp.	5,410	94,567
EOG Resources, Inc.	123	8,734
EQT Corp.	378	20,170
Exxon Mobil Corp.	33,445	2,429,110
Hess Corp.	1,505	78,952
Marathon Oil Corp.	3,723	80,342
Marathon Petroleum Corp.	1,861	50,359

Investments	Shares	Fair Value

Murphy Oil Corp.	1,145	$50,563
Newfield Exploration Co.*	690	27,386
Noble Energy, Inc.	661	46,799
Occidental Petroleum Corp.	3,826	273,559
Peabody Energy Corp.	939	31,813
Pioneer Natural Resources Co.	414	27,229
Plains Exploration & Production Co.*	389	8,834
QEP Resources, Inc.	808	21,873
Range Resources Corp.(a)	53	3,098
Southwestern Energy Co.*	1,404	46,795
Spectra Energy Corp.	3,287	80,630
Sunoco, Inc.	428	13,272
Valero Energy Corp.	1,779	31,631
Whiting Petroleum Corp.*	257	9,016

Total Oil, Gas & Consumable Fuels		6,114,149
Paper & Forest Products – 0.0%
International Paper Co.	648	15,066
MeadWestvaco Corp.	368	9,038

Total Paper & Forest Products		24,104
Personal Products – 0.2%
Avon Products, Inc.	1,951	38,239
Estee Lauder Cos., Inc. (The) Class A	602	52,880

Total Personal Products		91,119
Pharmaceuticals – 5.9%
Abbott Laboratories	8,330	425,996
Allergan, Inc.	688	56,677
Bristol-Myers Squibb Co.(a)	10,276	322,461
Eli Lilly & Co.	11,240	415,543
Endo Pharmaceuticals Holdings, Inc.*	481	13,463
Forest Laboratories, Inc.*	1,650	50,803
Hospira, Inc.*	609	22,533
Johnson & Johnson	16,572	1,055,802
Merck & Co., Inc.	7,091	231,947
Mylan, Inc.*	1,173	19,941
Perrigo Co.	320	31,075
Pfizer, Inc.	34,210	604,833
Watson Pharmaceuticals, Inc.*	475	32,419

Total Pharmaceuticals		3,283,493
Professional Services – 0.1%
Equifax, Inc.	590	18,137
IHS, Inc. Class A*	176	13,166
Manpower, Inc.	172	5,783
Robert Half International, Inc.	291	6,175
Verisk Analytics, Inc. Class A*	370	12,865

Total Professional Services		56,126
Real Estate Investment Trusts (REITs) – 0.6%
AvalonBay Communities, Inc.	93	10,607
Boston Properties, Inc.	206	18,355
Digital Realty Trust, Inc.(a)	104	5,737
Federal Realty Investment Trust	194	15,987
HCP, Inc.	499	17,495

See Notes to Financial Statements.

28	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2011

Investments	Shares	Fair Value

Health Care REIT, Inc.	186	$8,705
Kimco Realty Corp.	434	6,523
Plum Creek Timber Co., Inc.	445	15,446
Public Storage	350	38,972
Rayonier, Inc.	646	23,766
Simon Property Group, Inc.	467	51,361
SL Green Realty Corp.	266	15,468
Ventas, Inc.	764	37,741
Vornado Realty Trust	185	13,805
Weyerhaeuser Co.	3,274	50,911

Total Real Estate Investment Trusts (REITs)		330,879
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc. Class A*	632	8,507
Road & Rail – 0.8%
CSX Corp.	5,757	107,483
JB Hunt Transport Services, Inc.	461	16,651
Kansas City Southern*	216	10,792
Norfolk Southern Corp.	1,843	112,460
Union Pacific Corp.	2,309	188,576

Total Road & Rail		435,962
Semiconductors & Semiconductor Equipment – 3.1%
Altera Corp.	1,449	45,687
Analog Devices, Inc.	1,551	48,469
Applied Materials, Inc.	5,752	59,533
Atmel Corp.*	1,085	8,756
Broadcom Corp. Class A*	1,748	58,191
Cree, Inc.*(a)	207	5,378
First Solar, Inc.*(a)	414	26,169
Intel Corp.	45,326	966,804
KLA-Tencor Corp.	687	26,298
Lam Research Corp.*	822	31,220
Linear Technology Corp.	997	27,567
Maxim Integrated Products, Inc.	1,027	23,960
Microchip Technology, Inc.(a)	781	24,297
Micron Technology, Inc.*	19,759	99,585
NVIDIA Corp.*	1,105	13,812
Skyworks Solutions, Inc.*	349	6,261
Texas Instruments, Inc.	7,619	203,046
Xilinx, Inc.	1,668	45,770

Total Semiconductors & Semiconductor Equipment		1,720,803
Software – 4.4%
Activision Blizzard, Inc.	2,652	31,559
Adobe Systems, Inc.*	1,494	36,110
ANSYS, Inc.*	296	14,516
Autodesk, Inc.*	383	10,640
BMC Software, Inc.*	826	31,851
CA, Inc.	2,786	54,076
Citrix Systems, Inc.*	350	19,085
Factset Research Systems, Inc.	154	13,701
Intuit, Inc.*	974	46,206
Microsoft Corp.	61,912	1,540,990

Investments	Shares	Fair Value

Oracle Corp.	17,579	$505,220
Red Hat, Inc.*	199	8,410
Rovi Corp.*	191	8,209
Salesforce.com, Inc.*	56	6,400
Symantec Corp.*	3,567	58,142
VMware, Inc. Class A*	305	24,516

Total Software		2,409,631
Specialty Retail – 2.1%
Abercrombie & Fitch Co. Class A	157	9,665
Advance Auto Parts, Inc.	433	25,157
AutoZone, Inc.*	239	76,286
Bed Bath & Beyond, Inc.*	1,317	75,477
Best Buy Co., Inc.(a)	3,386	78,894
CarMax, Inc.*(a)	792	18,889
Gap, Inc. (The)	4,849	78,748
Guess?, Inc.	501	14,273
Home Depot, Inc.	7,654	251,587
Lowe’s Cos., Inc.	6,436	124,472
Ltd. Brands, Inc.	1,802	69,395
O’Reilly Automotive, Inc.*	547	36,447
PetSmart, Inc.	518	22,093
Ross Stores, Inc.	748	58,860
Staples, Inc.	3,385	45,021
Tiffany & Co.	447	27,187
TJX Cos., Inc.	2,731	151,489
Urban Outfitters, Inc.*	632	14,106

Total Specialty Retail		1,178,046
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	1,165	60,382
Fossil, Inc.*	282	22,859
NIKE, Inc. Class B	1,869	159,818
PVH Corp.	26	1,514
Ralph Lauren Corp.	430	55,771
VF Corp.	666	80,933

Total Textiles, Apparel & Luxury Goods		381,277
Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	3,880	21,961
New York Community Bancorp, Inc.(a)	2,220	26,418
People’s United Financial, Inc.	635	7,239

Total Thrifts & Mortgage Finance		55,618
Tobacco – 2.2%
Altria Group, Inc.	12,718	340,970
Lorillard, Inc.	1,050	116,235
Philip Morris International, Inc.	10,064	627,792
Reynolds American, Inc.	3,412	127,882

Total Tobacco		1,212,879
Trading Companies & Distributors – 0.1%
Fastenal Co.(a)	754	25,093
W.W. Grainger, Inc.	305	45,610

Total Trading Companies & Distributors		70,703

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	29

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2011

Investments	Shares	Fair Value

Water Utilities – 0.0%
American Water Works Co., Inc.	940	$28,369
Wireless Telecommunication Services – 0.1%
American Tower Corp. Class A*	674	36,261
MetroPCS Communications, Inc.*	1,305	11,367
NII Holdings, Inc.*	594	16,008

Total Wireless Telecommunication Services		63,636
TOTAL COMMON STOCKS (Cost: $61,395,070)		55,036,982
EXCHANGE-TRADED FUND – 0.3%
WisdomTree Equity Income Fund(a)(b)
(Cost: $179,598)	4,650	179,257
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $154,883)	154,883	154,883
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%
MONEY MARKET FUND – 3.8%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $2,122,379)(e)	2,122,379	2,122,379
TOTAL INVESTMENTS IN SECURITIES – 104.0% (Cost: $63,851,930)(f)		57,493,501
Liabilities in Excess of Other Assets – (4.0)%		(2,207,096)

NET ASSETS – 100.0%		$55,286,405
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $2,068,134 and the total market value of the collateral held by the Fund was $2,122,379.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

30	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.3%
Aerospace & Defense – 2.0%
Alliant Techsystems, Inc.	5,617	$306,183
BE Aerospace, Inc.*	6,018	199,256
Cubic Corp.	1,871	73,100
Curtiss-Wright Corp.	4,651	134,088
DigitalGlobe, Inc.*	851	16,535
Esterline Technologies Corp.*	2,722	141,109
HEICO Corp.(a)	1,697	83,560
Hexcel Corp.*	5,605	124,207
Moog, Inc. Class A*	3,633	118,508
Spirit Aerosystems Holdings, Inc. Class A*	15,164	241,866
Teledyne Technologies, Inc.*	3,747	183,078
TransDigm Group, Inc.*	2,803	228,921
Triumph Group, Inc.(a)	3,370	164,254

Total Aerospace & Defense		2,014,665
Air Freight & Logistics – 0.2%
Atlas Air Worldwide Holdings, Inc.*	3,585	119,345
HUB Group, Inc. Class A*	1,768	49,981

Total Air Freight & Logistics		169,326
Airlines – 0.7%
Alaska Air Group, Inc.*	5,923	333,406
JetBlue Airways Corp.*(a)	22,384	91,774
US Airways Group, Inc.*(a)	53,685	295,268

Total Airlines		720,448
Auto Components – 0.6%
Cooper Tire & Rubber Co.	7,194	78,343
Federal-Mogul Corp.*	11,560	170,510
Gentex Corp.	6,902	165,993
Goodyear Tire & Rubber Co. (The)*	11,734	118,396
Tenneco, Inc.*	2,781	71,221

Total Auto Components		604,463
Automobiles – 0.1%
Thor Industries, Inc.(a)	5,028	111,370
Beverages – 0.0%
Boston Beer Co., Inc. Class A*	737	53,580
Biotechnology – 0.9%
BioMarin Pharmaceutical, Inc.*	12,720	405,387
Cubist Pharmaceuticals, Inc.*(a)	7,022	248,017
Myriad Genetics, Inc.*	9,473	177,524
United Therapeutics Corp.*	2,129	79,816

Total Biotechnology		910,744
Building Products – 1.4%
A.O. Smith Corp.	3,430	109,863
Armstrong World Industries, Inc.	976	33,613
Lennox International, Inc.	3,076	79,299
Masco Corp.	1,763	12,553
Owens Corning*	51,865	1,124,433
Simpson Manufacturing Co., Inc.	2,350	58,586

Total Building Products		1,418,347

Investments	Shares	Fair Value

Capital Markets – 2.9%
American Capital Ltd.*	142,450	$971,509
Apollo Investment Corp.	7,129	53,610
Ares Capital Corp.	56,061	771,960
BGC Partners, Inc. Class A	1,569	9,461
Eaton Vance Corp.(a)	8,253	183,794
Evercore Partners, Inc. Class A	247	5,632
Federated Investors, Inc. Class B	9,103	159,576
GAMCO Investors, Inc. Class A	1,601	63,063
Greenhill & Co., Inc.	913	26,103
Janus Capital Group, Inc.(a)	16,129	96,774
Knight Capital Group, Inc. Class A*	15,874	193,028
Raymond James Financial, Inc.	10,504	272,684
Waddell & Reed Financial, Inc. Class A(a)	6,450	161,314

Total Capital Markets		2,968,508
Chemicals – 3.1%
Ashland, Inc.	8,822	389,403
Cabot Corp.	5,862	145,260
Cytec Industries, Inc.	3,993	140,314
Huntsman Corp.	1,461	14,128
Intrepid Potash, Inc.*	1,539	38,275
Minerals Technologies, Inc.	1,384	68,190
NewMarket Corp.(a)	2,145	325,761
Olin Corp.	3,826	68,906
OM Group, Inc.*	2,755	71,547
PolyOne Corp.	7,674	82,189
Rockwood Holdings, Inc.*	5,352	180,309
RPM International, Inc.	11,924	222,979
Scotts Miracle-Gro Co. (The) Class A(a)	6,452	287,759
Sensient Technologies Corp.	4,485	145,987
Solutia, Inc.*	2,440	31,354
Valhi, Inc.(a)	2,444	132,391
Valspar Corp.	9,169	286,165
W.R. Grace & Co.*	9,526	317,216
Westlake Chemical Corp.	5,533	189,671

Total Chemicals		3,137,804
Commercial Banks – 3.0%
Bank of Hawaii Corp.	6,063	220,693
BOK Financial Corp.	6,830	320,259
City National Corp.	2,566	96,892
Commerce Bancshares, Inc.	8,049	279,703
Cullen/Frost Bankers, Inc.(a)	5,281	242,187
East West Bancorp, Inc.	2,631	39,228
First Citizens BancShares, Inc. Class A	697	100,047
FirstMerit Corp.	6,389	72,579
Fulton Financial Corp.	16,236	124,205
Hancock Holding Co.	2,841	76,082
Iberiabank Corp.	2,776	130,639
International Bancshares Corp.	10,751	141,376
Investors Bancorp, Inc.*	5,734	72,420
Prosperity Bancshares, Inc.	5,014	163,858
Signature Bank*	2,988	142,617

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2011

Investments	Shares	Fair Value

SVB Financial Group*	2,474	$91,538
TCF Financial Corp.	14,308	131,061
Trustmark Corp.(a)	5,747	104,308
UMB Financial Corp.	3,585	115,007
United Bankshares, Inc.(a)	3,910	78,552
Valley National Bancorp(a)	14,016	148,429
Westamerica Bancorp.(a)	2,690	103,081

Total Commercial Banks		2,994,761
Commercial Services & Supplies – 2.6%
ABM Industries, Inc.	3,525	67,187
Brink’s Co. (The)	9,480	220,979
Cintas Corp.	11,692	329,013
Clean Harbors, Inc.*	4,498	230,747
Copart, Inc.*	6,425	251,346
Corrections Corp. of America*	9,628	218,459
Covanta Holding Corp.	5,893	89,515
Deluxe Corp.	10,657	198,220
Geo Group, Inc. (The)*	3,329	61,786
Herman Miller, Inc.	1,656	29,576
Higher One Holdings, Inc.*(a)	1,842	29,969
HNI Corp.(a)	1,115	21,330
KAR Auction Services, Inc.*	8,006	96,953
R.R. Donnelley & Sons Co.	11,578	163,481
Rollins, Inc.	7,038	131,681
Tetra Tech, Inc.*	4,484	84,030
United Stationers, Inc.	5,064	137,994
Waste Connections, Inc.	6,852	231,735

Total Commercial Services & Supplies		2,594,001
Communications Equipment – 1.4%
Acme Packet, Inc.*	1,074	45,742
ADTRAN, Inc.	4,054	107,269
Arris Group, Inc.*	12,006	123,662
Blue Coat Systems, Inc.*	2,943	40,849
Brocade Communications Systems, Inc.*	35,655	154,030
EchoStar Corp. Class A*	344	7,778
Finisar Corp.*(a)	485	8,507
InterDigital, Inc.(a)	6,245	290,892
Loral Space & Communications, Inc.*	2,888	144,689
Netgear, Inc.*	2,107	54,550
Plantronics, Inc.	3,959	112,633
Polycom, Inc.*	4,022	73,884
Tellabs, Inc.	51,984	223,011
Viasat, Inc.*	889	29,612

Total Communications Equipment		1,417,108
Computers & Peripherals – 0.8%
Diebold, Inc.	4,934	135,734
Lexmark International, Inc. Class A*	13,377	361,580
NCR Corp.*	15,228	257,201
QLogic Corp.*	6,442	81,685

Total Computers & Peripherals		836,200

Investments	Shares	Fair Value

Construction & Engineering – 1.0%
AECOM Technology Corp.*	13,113	$231,707
EMCOR Group, Inc.*(a)	2,158	43,872
MasTec, Inc.*	7,756	136,583
Quanta Services, Inc.*	12,822	240,925
Shaw Group, Inc. (The)*	3,857	83,851
URS Corp.*	9,284	275,364

Total Construction & Engineering		1,012,302
Construction Materials – 0.1%
Eagle Materials, Inc.	1,469	24,459
Martin Marietta Materials, Inc.(a)	1,366	86,358

Total Construction Materials		110,817
Consumer Finance – 0.4%
Credit Acceptance Corp.*	3,985	256,475
Ezcorp, Inc. Class A*	5,347	152,603

Total Consumer Finance		409,078
Containers & Packaging – 2.4%
Aptargroup, Inc.	5,575	249,035
Bemis Co., Inc.	7,878	230,904
Graphic Packaging Holding Co.*	10,310	35,570
Greif, Inc. Class A	4,118	176,621
Packaging Corp. of America	12,893	300,407
Rock-Tenn Co. Class A	6,030	293,540
Sealed Air Corp.	16,690	278,723
Silgan Holdings, Inc.	6,551	240,684
Sonoco Products Co.	10,281	290,233
Temple-Inland, Inc.	10,687	335,251

Total Containers & Packaging		2,430,968
Distributors – 0.3%
LKQ Corp.*	10,892	263,151
Diversified Consumer Services – 3.4%
Career Education Corp.*(a)	18,615	242,926
Coinstar, Inc.*(a)	1,419	56,760
DeVry, Inc.	10,316	381,279
Education Management Corp.*(a)	20,622	306,030
H&R Block, Inc.(a)	59,525	792,278
Hillenbrand, Inc.	7,124	131,082
ITT Educational Services, Inc.*(a)	9,280	534,342
Service Corp. International	37,780	346,065
Sotheby’s	4,235	116,759
Strayer Education, Inc.(a)	1,216	93,231
Weight Watchers International, Inc.	6,857	399,420

Total Diversified Consumer Services		3,400,172
Diversified Financial Services – 0.2%
CBOE Holdings, Inc.	6,730	164,683
Portfolio Recovery Associates, Inc.*	1,374	85,490

Total Diversified Financial Services		250,173
Diversified Telecommunication Services – 0.8%
AboveNet, Inc.	6,935	371,716
tw telecom, inc.*	24,098	398,099

Total Diversified Telecommunication Services		769,815

See Notes to Financial Statements.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2011

Investments	Shares	Fair Value

Electric Utilities – 3.3%
ALLETE, Inc.	3,346	$122,564
Cleco Corp.(a)	12,076	412,275
DPL, Inc.	15,859	477,990
El Paso Electric Co.	4,547	145,913
Great Plains Energy, Inc.	19,145	369,498
Hawaiian Electric Industries, Inc.	6,496	157,723
IDACORP, Inc.	6,128	231,516
ITC Holdings Corp.	3,458	267,753
NV Energy, Inc.	25,746	378,724
Portland General Electric Co.	6,893	163,295
UIL Holdings Corp.	2,967	97,703
Unisource Energy Corp.	4,978	179,656
Westar Energy, Inc.	13,350	352,707

Total Electric Utilities		3,357,317
Electrical Equipment – 1.3%
Acuity Brands, Inc.	1,839	66,278
American Superconductor Corp.*(a)	1,340	5,266
Belden, Inc.	2,953	76,158
Brady Corp. Class A	4,057	107,227
EnerSys*	4,108	82,242
General Cable Corp.*	1,198	27,973
GrafTech International Ltd.*	9,853	125,133
Hubbell, Inc. Class B	5,220	258,599
II-VI, Inc.*	3,330	58,275
Regal-Beloit Corp.	3,696	167,724
Thomas & Betts Corp.*	4,296	171,453
Woodward, Inc.	4,524	123,958

Total Electrical Equipment		1,270,286
Electronic Equipment, Instruments & Components – 2.7%
Anixter International, Inc.(a)	2,212	104,937
Arrow Electronics, Inc.*	17,757	493,290
AVX Corp.	19,836	235,453
Cognex Corp.(a)	2,107	57,121
Ingram Micro, Inc. Class A*	25,740	415,186
IPG Photonics Corp.*	1,464	63,596
Itron, Inc.*	2,386	70,387
Jabil Circuit, Inc.	16,891	300,491
Molex, Inc.(a)	10,774	219,466
National Instruments Corp.	4,318	98,710
Plexus Corp.*	4,747	107,377
Tech Data Corp.*	7,341	317,352
Vishay Intertechnology, Inc.*	25,292	211,441

Total Electronic Equipment, Instruments & Components		2,694,807
Energy Equipment & Services – 2.6%
Atwood Oceanics, Inc.*	10,643	365,694
Bristow Group, Inc.	3,431	145,577
CARBO Ceramics, Inc.	1,035	106,119
Dresser-Rand Group, Inc.*(a)	5,024	203,623
Dril-Quip, Inc.*(a)	2,251	121,351
Lufkin Industries, Inc.	872	46,399

Investments	Shares	Fair Value

Oceaneering International, Inc.	8,244	$291,343
Oil States International, Inc.*(a)	4,075	207,499
Patterson-UTI Energy, Inc.	2,482	43,038
Rowan Cos., Inc.*	13,116	395,972
RPC, Inc.(a)	6,947	113,375
SEACOR Holdings, Inc.	3,203	256,913
Tidewater, Inc.	4,987	209,703
Unit Corp.*	4,435	163,740

Total Energy Equipment & Services		2,670,346
Food & Staples Retailing – 0.7%
BJ’s Wholesale Club, Inc.*	4,499	230,529
Casey’s General Stores, Inc.	4,034	176,084
Ruddick Corp.	4,067	158,572
United Natural Foods, Inc.*	2,748	101,786

Total Food & Staples Retailing		666,971
Food Products – 1.8%
Corn Products International, Inc.	5,629	220,882
Dean Foods Co.*	31,228	276,992
Flowers Foods, Inc.	11,380	221,455
Hain Celestial Group, Inc. (The)*	1,790	54,684
Lancaster Colony Corp.(a)	2,923	178,332
Pilgrim’s Pride Corp.*(a)	22,946	97,979
Ralcorp Holdings, Inc.*	5,731	439,625
Smithfield Foods, Inc.*	4,257	83,012
Tootsie Roll Industries, Inc.(a)	3,465	83,576
TreeHouse Foods, Inc.*	2,496	154,353

Total Food Products		1,810,890
Gas Utilities – 2.5%
AGL Resources, Inc.	10,177	414,611
Atmos Energy Corp.	9,504	308,405
New Jersey Resources Corp.	4,016	170,961
Nicor, Inc.	4,639	255,192
Northwest Natural Gas Co.	2,579	113,734
Piedmont Natural Gas Co., Inc.(a)	5,742	165,886
Questar Corp.	25,061	443,830
South Jersey Industries, Inc.	1,856	92,336
Southwest Gas Corp.	4,359	157,665
UGI Corp.	11,467	301,238
WGL Holdings, Inc.	3,680	143,778

Total Gas Utilities		2,567,636
Health Care Equipment & Supplies – 2.2%
Align Technology, Inc.*	5,674	86,075
Cooper Cos., Inc. (The)	2,896	229,218
Gen-Probe, Inc.*(a)	2,645	151,426
Haemonetics Corp.*	1,443	84,387
Hill-Rom Holdings, Inc.	4,031	121,011
IDEXX Laboratories, Inc.*(a)	2,887	199,116
Integra LifeSciences Holdings Corp.*	1,963	70,217
Kinetic Concepts, Inc.*	9,024	594,591
Masimo Corp.	3,461	74,931
Sirona Dental Systems, Inc.*	3,286	139,359
STERIS Corp.	2,264	66,267

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2011

Investments	Shares	Fair Value

Teleflex, Inc.	4,144	$222,823
Thoratec Corp.*	3,198	104,383
West Pharmaceutical Services, Inc.(a)	2,992	111,003

Total Health Care Equipment & Supplies		2,254,807
Health Care Providers & Services – 5.2%
Accretive Health, Inc.*(a)	1,283	27,238
AMERIGROUP Corp.*(a)	7,728	301,469
Catalyst Health Solutions, Inc.*	2,531	146,013
Centene Corp.*	5,500	157,685
Chemed Corp.	1,842	101,236
Community Health Systems, Inc.*	11,517	191,643
Coventry Health Care, Inc.*	32,531	937,218
Health Management Associates, Inc. Class A*	24,043	166,378
Health Net, Inc.*	6,648	157,624
Healthsouth Corp.*	9,000	134,370
Healthspring, Inc.*	10,058	366,715
HMS Holdings Corp.*	2,667	65,048
LifePoint Hospitals, Inc.*	6,384	233,910
Lincare Holdings, Inc.	10,233	230,242
Magellan Health Services, Inc.*	4,831	233,337
Mednax, Inc.*	4,573	286,453
Omnicare, Inc.(a)	12,120	308,212
Owens & Minor, Inc.	6,318	179,937
Patterson Cos., Inc.	11,365	325,380
PSS World Medical, Inc.*(a)	4,478	88,172
Universal American Corp.	16,168	162,650
Universal Health Services, Inc. Class B	9,088	308,992
VCA Antech, Inc.*	7,420	118,572

Total Health Care Providers & Services		5,228,494
Health Care Technology – 0.2%
Allscripts Healthcare Solutions, Inc.*	1,423	25,642
athenahealth, Inc.*	389	23,165
Emdeon, Inc. Class A*	1,789	33,615
MedAssets, Inc.*	2,129	20,460
Quality Systems, Inc.(a)	1,154	111,938

Total Health Care Technology		214,820
Hotels, Restaurants & Leisure – 1.2%
Bally Technologies, Inc.*	3,872	104,467
Brinker International, Inc.	8,222	172,004
Cheesecake Factory, Inc. (The)*(a)	2,837	69,932
Choice Hotels International, Inc.(a)	4,379	130,144
Cracker Barrel Old Country Store, Inc.	2,591	103,847
International Speedway Corp. Class A	3,373	77,039
Life Time Fitness, Inc.*(a)	3,180	117,183
Panera Bread Co. Class A*	1,552	161,315
PF Chang’s China Bistro, Inc.(a)	1,372	37,373
Six Flags Entertainment Corp.(a)	2,682	74,345
Texas Roadhouse, Inc.(a)	4,790	63,324
Vail Resorts, Inc.	786	29,703
WMS Industries, Inc.*	3,739	65,769

Total Hotels, Restaurants & Leisure		1,206,445

Investments	Shares	Fair Value

Household Durables – 2.1%
D.R. Horton, Inc.	33,893	$306,393
Harman International Industries, Inc.	2,575	73,593
Jarden Corp.	4,539	128,272
Leggett & Platt, Inc.	12,282	243,061
Lennar Corp. Class A(a)	8,057	109,092
MDC Holdings, Inc.	5,116	86,665
Mohawk Industries, Inc.*	4,076	174,901
NVR, Inc.*	465	280,851
Tempur-Pedic International, Inc.*	5,985	314,871
Tupperware Brands Corp.	7,240	389,077

Total Household Durables		2,106,776
Independent Power Producers & Energy Traders – 0.0%
Ormat Technologies, Inc.(a)	1,146	18,428
Industrial Conglomerates – 0.4%
Carlisle Cos., Inc.	5,219	166,382
Seaboard Corp.	150	270,298

Total Industrial Conglomerates		436,680
Insurance – 8.2%
Alleghany Corp.*	862	248,687
American Financial Group, Inc.	21,478	667,322
American National Insurance Co.	2,068	143,209
Arthur J. Gallagher & Co.	6,852	180,208
Assurant, Inc.	22,036	788,889
Brown & Brown, Inc.	9,301	165,558
CNO Financial Group, Inc.*	36,471	197,308
Delphi Financial Group, Inc. Class A	9,985	214,877
Erie Indemnity Co. Class A	2,320	165,138
Fidelity National Financial, Inc. Class A	34,169	518,685
First American Financial Corp.	13,484	172,595
Hanover Insurance Group, Inc. (The)	4,274	151,727
HCC Insurance Holdings, Inc.	17,162	464,232
Kemper Corp.	11,446	274,246
Markel Corp.*	834	297,846
Mercury General Corp.	5,631	215,949
Primerica, Inc.	20,780	448,017
ProAssurance Corp.	4,998	359,956
Protective Life Corp.	19,058	297,877
Reinsurance Group of America, Inc.	11,797	542,072
RLI Corp.(a)	2,983	189,659
StanCorp Financial Group, Inc.	7,440	205,121
Symetra Financial Corp.	18,233	148,599
Transatlantic Holdings, Inc.	11,318	549,149
W.R. Berkley Corp.	24,018	713,094

Total Insurance		8,320,020
Internet & Catalog Retail – 0.2%
HSN, Inc.*	4,947	163,894

See Notes to Financial Statements.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2011

Investments	Shares	Fair Value

Internet Software & Services – 0.5%
Ancestry.com, Inc.*	1,744	$40,984
Digital River, Inc.*(a)	1,014	21,020
Equinix, Inc.*	724	64,313
j2 Global Communications, Inc.(a)	3,923	105,529
OpenTable, Inc.*(a)	294	13,527
Rackspace Hosting, Inc.*	2,019	68,928
ValueClick, Inc.*	7,428	115,580
WebMD Health Corp.*	2,867	86,440

Total Internet Software & Services		516,321
IT Services – 3.5%
Acxiom Corp.*	4,380	46,603
Alliance Data Systems Corp.*(a)	4,244	393,419
Broadridge Financial Solutions, Inc.	14,817	298,414
CACI International, Inc. Class A*(a)	3,156	157,611
Convergys Corp.*	13,823	129,660
CoreLogic, Inc.*	7,046	75,181
DST Systems, Inc.	8,393	367,865
Gartner, Inc.*(a)	3,924	136,830
Global Payments, Inc.	6,922	279,580
iGate Corp.(a)	3,422	39,490
Jack Henry & Associates, Inc.	6,337	183,646
Lender Processing Services, Inc.	15,297	209,416
Mantech International Corp. Class A	4,603	144,442
NeuStar, Inc. Class A*	6,548	164,617
Sapient Corp.	12,139	123,090
Syntel, Inc.	3,722	160,753
TeleTech Holdings, Inc.*	4,326	65,928
Total System Services, Inc.	20,898	353,803
VeriFone Systems, Inc.*	1,962	68,709
Wright Express Corp.*	2,606	99,132

Total IT Services		3,498,189
Leisure Equipment & Products – 0.3%
Eastman Kodak Co.*(a)	8,003	6,243
Polaris Industries, Inc.	5,341	266,890

Total Leisure Equipment & Products		273,133
Life Sciences Tools & Services – 0.9%
Bio-Rad Laboratories, Inc. Class A*	2,309	209,588
Bruker Corp.*	9,736	131,728
Charles River Laboratories International, Inc.*	1,023	29,278
Covance, Inc.*	2,306	104,808
PerkinElmer, Inc.	6,435	123,617
Pharmaceutical Product Development, Inc.	5,749	147,519
Techne Corp.	2,529	171,997

Total Life Sciences Tools & Services		918,535
Machinery – 3.5%
Actuant Corp. Class A	3,643	71,949
CLARCOR, Inc.	3,347	138,499
Crane Co.	5,497	196,188
Gardner Denver, Inc.	3,264	207,427
Graco, Inc.	3,612	123,314

Investments	Shares	Fair Value

Harsco Corp.	4,815	$93,363
IDEX Corp.	5,668	176,615
Kaydon Corp.	1,942	55,696
Kennametal, Inc.	3,546	116,096
Lincoln Electric Holdings, Inc.	5,079	147,342
Middleby Corp.*	1,239	87,300
Mueller Industries, Inc.	2,431	93,812
Navistar International Corp.*	6,814	218,866
Nordson Corp.	2,134	84,805
Oshkosh Corp.*	34,932	549,830
Pentair, Inc.(a)	7,329	234,601
Sauer-Danfoss, Inc.*	1,010	29,189
Snap-On, Inc.	4,112	182,573
SPX Corp.	3,642	165,019
Toro Co. (The)	2,257	111,202
Trinity Industries, Inc.	3,775	80,823
Valmont Industries, Inc.	1,622	126,419
Wabtec Corp.	3,441	181,926
Watts Water Technologies, Inc. Class A(a)	2,673	71,235

Total Machinery		3,544,089
Marine – 0.3%
Alexander & Baldwin, Inc.	2,154	78,686
Kirby Corp.*	3,949	207,875

Total Marine		286,561
Media – 2.0%
Cinemark Holdings, Inc.	12,639	238,625
DreamWorks Animation SKG, Inc. Class A*	6,679	121,424
Gannett Co., Inc.	48,018	457,612
John Wiley & Sons, Inc. Class A	5,462	242,622
Madison Square Garden, Inc. Class A*	4,684	106,795
Meredith Corp.(a)	4,581	103,714
Morningstar, Inc.	2,191	123,660
New York Times Co. (The) Class A*	8,741	50,785
Regal Entertainment Group Class A(a)	11,453	134,458
Valassis Communications, Inc.*(a)	3,669	68,757
Washington Post Co. (The) Class B(a)	1,133	370,457

Total Media		2,018,909
Metals & Mining – 1.1%
AK Steel Holding Corp.(a)	5,941	38,854
Allied Nevada Gold Corp.*	2,714	97,188
Compass Minerals International, Inc.	2,580	172,292
Globe Specialty Metals, Inc.	1,585	23,014
Hecla Mining Co.*	10,154	54,426
Reliance Steel & Aluminum Co.	7,754	263,714
Royal Gold, Inc.	784	50,223
Schnitzer Steel Industries, Inc. Class A	1,863	68,558
Steel Dynamics, Inc.	14,211	140,973
Stillwater Mining Co.*(a)	2,115	17,978
Titanium Metals Corp.(a)	5,406	80,982
Worthington Industries, Inc.	6,222	86,921

Total Metals & Mining		1,095,123

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2011

Investments	Shares	Fair Value

Multiline Retail – 0.8%
99 Cents Only Stores*	6,826	$125,735
Big Lots, Inc.*	12,176	424,090
Dillard’s, Inc. Class A	5,966	259,402
Saks, Inc.*(a)	2,827	24,736

Total Multiline Retail		833,963
Multi-Utilities – 1.4%
Avista Corp.	6,611	157,673
Black Hills Corp.(a)	3,142	96,271
Integrys Energy Group, Inc.	5,410	263,034
MDU Resources Group, Inc.	17,959	344,633
TECO Energy, Inc.	20,862	357,366
Vectren Corp.	8,664	234,621

Total Multi-Utilities		1,453,598
Office Electronics – 0.1%
Zebra Technologies Corp. Class A*	3,656	113,117
Oil, Gas & Consumable Fuels – 2.9%
Berry Petroleum Co. Class A	3,461	122,450
Bill Barrett Corp.*	3,862	139,959
Brigham Exploration Co.*	1,706	43,094
Cabot Oil & Gas Corp.(a)	3,773	233,586
Energen Corp.	8,924	364,902
EXCO Resources, Inc.(a)	49,213	527,563
Forest Oil Corp.*	10,589	152,482
HollyFrontier Corp.	3,796	99,531
Northern Oil and Gas, Inc.*(a)	462	8,958
Quicksilver Resources, Inc.*(a)	11,913	90,301
Rosetta Resources, Inc.*	1,177	40,277
SM Energy Co.	1,687	102,317
Southern Union Co.(a)	12,976	526,436
Swift Energy Co.*	1,916	46,636
W&T Offshore, Inc.	14,033	193,094
World Fuel Services Corp.	6,688	218,363

Total Oil, Gas & Consumable Fuels		2,909,949
Paper & Forest Products – 0.1%
Schweitzer-Mauduit International, Inc.	1,663	92,912
Personal Products – 0.2%
Nu Skin Enterprises, Inc. Class A	6,224	252,196
Pharmaceuticals – 0.9%
Impax Laboratories, Inc.*(a)	21,840	391,154
Medicis Pharmaceutical Corp. Class A	7,229	263,714
Par Pharmaceutical Cos., Inc.*	3,088	82,203
Viropharma, Inc.*	8,585	155,131

Total Pharmaceuticals		892,202
Professional Services – 0.6%
Corporate Executive Board Co. (The)	1,913	57,008
CoStar Group, Inc.*	391	20,320
Dun & Bradstreet Corp.	3,897	238,730
FTI Consulting, Inc.*	4,200	154,602
Towers Watson & Co. Class A	2,340	139,885

Total Professional Services		610,545

Investments	Shares	Fair Value

Real Estate Investment Trusts (REITs) – 1.9%
Alexander’s, Inc.	245	$88,450
Alexandria Real Estate Equities, Inc.	912	55,988
American Campus Communities, Inc.	937	34,866
BioMed Realty Trust, Inc.	1,225	20,298
BRE Properties, Inc.	283	11,982
CommonWealth REIT	2,971	56,360
Corporate Office Properties Trust SBI MD	786	17,119
DuPont Fabros Technology, Inc.(a)	1,171	23,057
EastGroup Properties, Inc.	736	28,071
Entertainment Properties Trust	2,183	85,093
Equity Lifestyle Properties, Inc.	1,098	68,845
Equity One, Inc.	2,073	32,878
Essex Property Trust, Inc.	467	56,059
Extra Space Storage, Inc.	2,154	40,129
Healthcare Realty Trust, Inc.	870	14,659
Highwoods Properties, Inc.(a)	1,276	36,060
Home Properties, Inc.	445	25,258
Hospitality Properties Trust	8,233	174,787
Liberty Property Trust(a)	2,011	58,540
Mack-Cali Realty Corp.	2,155	57,646
Medical Properties Trust, Inc.(a)	2,483	22,223
Mid-America Apartment Communities, Inc.	372	22,402
National Health Investors, Inc.	2,163	91,127
National Retail Properties, Inc.(a)	2,322	62,392
Omega Healthcare Investors, Inc.	4,127	65,743
Potlatch Corp.	1,162	36,626
PS Business Parks, Inc.	1,010	50,035
Realty Income Corp.	4,432	142,888
Regency Centers Corp.	1,747	61,722
Senior Housing Properties Trust	8,484	182,745
Tanger Factory Outlet Centers	1,651	42,942
Taubman Centers, Inc.	646	32,500
Washington Real Estate Investment Trust	1,244	35,056
Weingarten Realty Investors	2,439	51,634

Total Real Estate Investment Trusts (REITs)		1,886,180
Real Estate Management & Development – 0.2%
Forest City Enterprises, Inc. Class A*	9,978	106,365
Jones Lang LaSalle, Inc.	2,218	114,915

Total Real Estate Management & Development		221,280
Road & Rail – 0.9%
Amerco, Inc.*	1,848	115,408
Avis Budget Group, Inc.*	4,204	40,653
Con-way, Inc.	220	4,869
Dollar Thrifty Automotive Group*(a)	2,485	139,905
Genesee & Wyoming, Inc. Class A*	2,127	98,948
Heartland Express, Inc.	4,459	60,464
Knight Transportation, Inc.	4,369	58,151
Landstar System, Inc.	3,226	127,621
Old Dominion Freight Line, Inc.*	3,091	89,546
Ryder System, Inc.	2,773	104,015
Werner Enterprises, Inc.	4,721	98,338

Total Road & Rail		937,918

See Notes to Financial Statements.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2011

Investments	Shares	Fair Value

Semiconductors & Semiconductor Equipment – 3.5%
Amkor Technology, Inc.*(a)	56,486	$246,279
Cymer, Inc.*	2,363	87,856
Cypress Semiconductor Corp.*(a)	5,735	85,853
Diodes, Inc.*	3,595	64,422
Fairchild Semiconductor International, Inc.*	12,522	135,238
Hittite Microwave Corp.*	1,682	81,913
International Rectifier Corp.*	6,247	116,319
Intersil Corp. Class A	1,749	17,997
LSI Corp.*	28,412	147,174
MEMC Electronic Materials, Inc.*	258	1,352
Microsemi Corp.*(a)	3,802	60,756
Novellus Systems, Inc.*(a)	10,264	279,797
Omnivision Technologies, Inc.*	2,689	37,754
ON Semiconductor Corp.*	49,902	357,797
PMC – Sierra, Inc.*	16,108	96,326
Power Integrations, Inc.(a)	1,938	59,322
Rambus, Inc.*(a)	1,234	17,276
RF Micro Devices, Inc.*	22,169	140,551
Semtech Corp.*	1,208	25,489
Silicon Laboratories, Inc.*(a)	3,258	109,176
Spansion, Inc. Class A*	21,848	266,983
SunPower Corp. Class A*(a)	3,082	24,933
Teradyne, Inc.*	36,851	405,729
TriQuint Semiconductor, Inc.*	21,027	105,556
Varian Semiconductor Equipment Associates, Inc.*	6,981	426,888
Veeco Instruments, Inc.*(a)	6,398	156,111

Total Semiconductors & Semiconductor Equipment		3,554,847
Software – 1.8%
Advent Software, Inc.*(a)	1,068	22,268
Ariba, Inc.*	692	19,175
Blackbaud, Inc.	1,615	35,966
Blackboard, Inc.*(a)	873	38,988
Cadence Design Systems, Inc.*(a)	28,587	264,144
CommVault Systems, Inc.*	1,065	39,469
Compuware Corp.*	11,047	84,620
Concur Technologies, Inc.*(a)	610	22,704
Fortinet, Inc.*	6,573	110,427
Informatica Corp.*	2,535	103,808
JDA Software Group, Inc.*	1,121	26,276
Mentor Graphics Corp.*	2,385	22,944
MICROS Systems, Inc.*	4,128	181,261
Parametric Technology Corp.*	956	14,703
Pegasystems, Inc.(a)	293	8,969
Progress Software Corp.*	2,347	41,190
Quest Software, Inc.*	4,934	78,352
SolarWinds, Inc.*	2,915	64,188
Solera Holdings, Inc.	2,790	140,895
SS&C Technologies Holdings, Inc.*	2,346	33,524
Synopsys, Inc.*	13,351	325,230
Taleo Corp. Class A*	389	10,005
TIBCO Software, Inc.*	5,541	124,063
Ultimate Software Group, Inc.*(a)	129	6,027

Total Software		1,819,196

Investments	Shares	Fair Value

Specialty Retail – 5.4%
Aaron’s, Inc.	8,380	$211,595
Aeropostale, Inc.*	15,975	172,690
American Eagle Outfitters, Inc.	15,659	183,523
ANN, Inc.*	3,685	84,165
Ascena Retail Group, Inc.*	9,540	258,248
AutoNation, Inc.*(a)	12,833	420,666
Buckle, Inc. (The)(a)	4,958	190,685
Cabela’s, Inc.*	4,187	85,792
Chico’s FAS, Inc.	14,572	166,558
Childrens Place Retail Stores, Inc. (The)*	2,517	117,116
Collective Brands, Inc.*(a)	7,550	97,848
Dick’s Sporting Goods, Inc.*	6,841	228,900
DSW, Inc. Class A	3,973	183,473
Express, Inc.	11,558	234,512
Foot Locker, Inc.	10,122	203,351
GameStop Corp. Class A*(a)	27,208	628,505
JOS A Bank Clothiers, Inc.*	2,985	139,190
Men’s Wearhouse, Inc. (The)	3,416	89,089
OfficeMax, Inc.*	3,543	17,184
Penske Automotive Group, Inc.	9,042	144,672
Pier 1 Imports, Inc.*	13,635	133,350
RadioShack Corp.(a)	18,892	219,525
Rent-A-Center, Inc.	9,289	254,983
Sally Beauty Holdings, Inc.*	15,475	256,885
Tractor Supply Co.	4,991	312,187
Ulta Salon Cosmetics & Fragrance, Inc.*	2,603	161,985
Williams-Sonoma, Inc.	7,623	234,712

Total Specialty Retail		5,431,389
Textiles, Apparel & Luxury Goods – 1.8%
Carter’s, Inc.*	6,999	213,749
Columbia Sportswear Co.(a)	1,859	86,258
Crocs, Inc.*	4,535	107,343
Deckers Outdoor Corp.*	2,524	235,388
Hanesbrands, Inc.*	10,796	270,008
Iconix Brand Group, Inc.*	7,159	113,112
Jones Group, Inc. (The)	6,164	56,770
Skechers U.S.A., Inc. Class A*(a)	11,749	164,839
Steven Madden Ltd.*	3,787	113,989
Under Armour, Inc. Class A*(a)	1,642	109,045
Warnaco Group, Inc. (The)*	3,808	175,511
Wolverine World Wide, Inc.	4,694	156,076

Total Textiles, Apparel & Luxury Goods		1,802,088
Thrifts & Mortgage Finance – 0.6%
Astoria Financial Corp.	6,300	48,447
Capitol Federal Financial, Inc.	9,360	98,842
First Niagara Financial Group, Inc.	20,629	188,755
Northwest Bancshares, Inc.	6,033	71,853
TFS Financial Corp.*	2,321	18,870
Washington Federal, Inc.	11,472	146,153

Total Thrifts & Mortgage Finance		572,920

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2011

Investments	Shares	Fair Value

Tobacco – 0.1%
Vector Group Ltd.(a)	4,996	$85,831
Trading Companies & Distributors – 0.6%
Applied Industrial Technologies, Inc.	3,598	97,722
GATX Corp.	2,930	90,801
MSC Industrial Direct Co. Class A	3,527	199,134
Watsco, Inc.	1,737	88,761
WESCO International, Inc.*	3,079	103,300

Total Trading Companies & Distributors		579,718
Water Utilities – 0.2%
Aqua America, Inc.	8,341	179,915
Wireless Telecommunication Services – 0.3%
Telephone & Data Systems, Inc.	6,660	141,525
United States Cellular Corp.*	4,963	196,783

Total Wireless Telecommunication Services		338,308
TOTAL COMMON STOCKS (Cost: $115,624,881)		100,305,350
EXCHANGE-TRADED FUND – 0.6%
WisdomTree MidCap Dividend Fund(b) (Cost: $598,224)	12,340	569,121
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $17,206)	17,206	17,206
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.9%
MONEY MARKET FUND – 12.9%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d) (Cost: $13,047,949)(e)	13,047,949	13,047,949
TOTAL INVESTMENTS IN SECURITIES – 112.8% (Cost: $129,288,260)(f)		113,939,626
Liabilities in Excess of Cash and Other Assets – (12.8)%		(12,964,349)

NET ASSETS – 100.0%		$100,975,277

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $12,673,191 and the total market value of the collateral held by the Fund was $13,047,949.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2011

		Fair
Investments	Shares	Value

COMMON STOCKS – 99.5%
Aerospace & Defense – 1.1%
AAR Corp.	8,617	$143,645
Aerovironment, Inc.*(a)	3,881	109,250
American Science & Engineering, Inc.(a)	2,416	147,497
Astronics Corp.*	2,414	68,196
Astronics Corp. Class B*	241	6,640
Ceradyne, Inc.*	5,210	140,097
Ducommun, Inc.	4,460	66,811
GeoEye, Inc.*	2,123	60,187
Kratos Defense & Security Solutions, Inc.*	6,275	42,168
LMI Aerospace, Inc.*	4,052	69,127
National Presto Industries, Inc.(a)	2,410	209,453
Orbital Sciences Corp.*	10,214	130,739

Total Aerospace & Defense		1,193,810
Air Freight & Logistics – 0.3%
Air Transport Services Group, Inc.*	25,305	109,571
Forward Air Corp.	4,450	113,252
Pacer International, Inc.*	8,907	33,401
Park-Ohio Holdings Corp.*	2,189	26,290

Total Air Freight & Logistics		282,514
Airlines – 1.0%
Allegiant Travel Co.*	6,585	310,351
Hawaiian Holdings, Inc.*	44,716	188,255
Pinnacle Airlines Corp.*	15,039	44,064
Republic Airways Holdings, Inc.*(a)	80,945	229,074
Skywest, Inc.(a)	24,251	279,129

Total Airlines		1,050,873
Auto Components – 1.1%
American Axle & Manufacturing Holdings, Inc.*	30,375	231,761
Amerigon, Inc.*(a)	3,796	48,323
Dorman Products, Inc.*	5,618	185,843
Drew Industries, Inc.	6,223	124,336
Exide Technologies*	30,661	122,644
Fuel Systems Solutions, Inc.*(a)	9,895	190,083
Motorcar Parts of America, Inc.*	4,532	37,298
Spartan Motors, Inc.(a)	3,067	12,667
Standard Motor Products, Inc.(a)	5,662	73,436
Stoneridge, Inc.*	1,758	9,177
Superior Industries International, Inc.(a)	6,707	103,623

Total Auto Components		1,139,191
Automobiles – 0.0%
Winnebago Industries, Inc.*(a)	599	4,145
Beverages – 0.4%
Coca-Cola Bottling Co. Consolidated	3,075	170,540
MGP Ingredients, Inc.(a)	4,121	20,893
National Beverage Corp.	13,102	198,626

Total Beverages		390,059
Biotechnology – 2.0%
Ariad Pharmaceuticals, Inc.*(a)	110,465	970,987
Astex Pharmaceuticals*	21,390	41,069

		Fair
Investments	Shares	Value

Emergent Biosolutions, Inc.*	6,578	$101,498
Genomic Health, Inc.*	397	8,726
GTx, Inc.*(a)	23,210	77,753
Nabi Biopharmaceuticals*	6,712	11,276
Osiris Therapeutics, Inc.*(a)	4,723	24,182
PDL BioPharma, Inc.	117,536	652,325
Rigel Pharmaceuticals, Inc.*	18,796	138,339
Sciclone Pharmaceuticals, Inc.*(a)	24,742	94,267
Zalicus, Inc.*(a)	9,294	9,114

Total Biotechnology		2,129,536
Building Products – 0.4%
AAON, Inc.(a)	5,822	91,697
Ameron International Corp.(a)	1,544	131,147
Apogee Enterprises, Inc.	1,267	10,884
Griffon Corp.*(a)	3,849	31,485
Insteel Industries, Inc.	561	5,649
Quanex Building Products Corp.	8,279	90,655
Universal Forest Products, Inc.	2,165	52,068

Total Building Products		413,585
Capital Markets – 4.0%
Arlington Asset Investment Corp. Class A(a)	3,899	93,771
Artio Global Investors, Inc. Class A(a)	28,641	227,982
BlackRock Kelso Capital Corp.(a)	36,044	263,121
Calamos Asset Management, Inc. Class A	7,368	73,754
Capital Southwest Corp.	3,117	230,658
Cohen & Steers, Inc.(a)	8,794	252,827
Diamond Hill Investment Group, Inc.(a)	772	53,569
Duff & Phelps Corp. Class A(a)	4,722	50,337
Epoch Holding Corp.(a)	3,715	50,413
Fifth Street Finance Corp.(a)	10,459	97,478
Financial Engines, Inc.*(a)	17,588	318,519
GFI Group, Inc.(a)	7,443	29,921
Gladstone Capital Corp.(a)	7,436	51,011
Gladstone Investment Corp.(a)	8,880	60,384
Gleacher & Co., Inc.*	4,017	4,780
Golub Capital BDC, Inc.(a)	5,800	86,130
Harris & Harris Group, Inc.*(a)	3,896	13,831
Hercules Technology Growth Capital, Inc.	639	5,444
HFF, Inc. Class A*	4,525	39,548
ICG Group, Inc.*	12,019	110,695
International. FCStone, Inc.*	2,845	59,062
Investment Technology Group, Inc.*	5,630	55,118
JMP Group, Inc.	5,680	33,001
KBW, Inc.	4,737	65,323
Main Street Capital Corp.(a)	8,668	153,944
MCG Capital Corp.(a)	3,991	15,804
Medallion Financial Corp.	873	8,119
MVC Capital, Inc.	10,857	113,673
Oppenheimer Holdings, Inc. Class A(a)	5,497	88,172
PennantPark Investment Corp.(a)	14,838	132,355
Piper Jaffray Cos.*(a)	3,252	58,308
Prospect Capital Corp.(a)	36,594	307,756

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2011

		Fair
Investments	Shares	Value

Solar Capital Ltd.	29,103	$585,843
TICC Capital Corp.(a)	24,005	196,121
Triangle Capital Corp.(a)	7,236	110,132
US Global Investors, Inc. Class A	2,827	19,167
Virtus Investment Partners, Inc.*	226	12,118
Westwood Holdings Group, Inc.	1,329	45,917

Total Capital Markets		4,174,106
Chemicals – 2.8%
A. Schulman, Inc.	8,950	152,061
Arch Chemicals, Inc.	9,334	437,951
Balchem Corp.	4,658	173,790
Calgon Carbon Corp.*(a)	14,088	205,262
H.B. Fuller Co.(a)	11,907	216,946
Hawkins, Inc.(a)	2,699	85,936
Innophos Holdings, Inc.	4,457	177,701
Innospec, Inc.*(a)	13,606	329,401
KMG Chemicals, Inc.	4,456	54,898
Koppers Holdings, Inc.	3,627	92,887
Kraton Performance Polymers, Inc.*	14,513	234,820
Landec Corp.*	4,548	24,195
LSB Industries, Inc.*	1,765	50,603
NL Industries, Inc.(a)	6,198	77,661
Omnova Solutions, Inc.*	12,082	43,254
Quaker Chemical Corp.	4,076	105,650
Spartech Corp.*	3,814	12,205
Stepan Co.	4,194	281,753
STR Holdings, Inc.*(a)	10,755	87,223
Zep, Inc.	3,574	53,681

Total Chemicals		2,897,878
Commercial Banks – 6.5%
1st Source Corp.	7,059	147,039
1st United Bancorp, Inc.*	5,186	25,567
Ameris Bancorp*(a)	658	5,731
Arrow Financial Corp.(a)	3,989	88,755
Bancfirst Corp.(a)	5,018	166,397
Bancorp Rhode Island, Inc.	1,382	58,583
BancorpSouth, Inc.(a)	1,351	11,862
Bank of Marin Bancorp(a)	1,772	58,547
Bank of the Ozarks, Inc.	14,042	293,899
Bryn Mawr Bank Corp.(a)	1,931	31,997
Camden National Corp.	2,833	77,143
Cardinal Financial Corp.	8,372	72,167
Chemical Financial Corp.(a)	3,886	59,495
Citizens & Northern Corp.	5,067	75,296
City Holding Co.(a)	5,616	151,576
Columbia Banking System, Inc.	3,563	51,022
Community Bank System, Inc.	11,051	250,747
Community Trust Bancorp, Inc.	5,207	121,271
CVB Financial Corp.(a)	41,802	321,457
Eagle Bancorp, Inc.*	4,320	50,846
Enterprise Financial Services Corp.	571	7,760
Financial Institutions, Inc.	4,679	66,722

		Fair
Investments	Shares	Value

First Bancorp(a)	4,657	$46,756
First Commonwealth Financial Corp.	10,384	38,421
First Financial Bancorp	14,744	203,467
First Financial Bankshares, Inc.(a)	8,246	215,715
First Financial Corp.(a)	3,395	93,396
First Interstate Bancsystem, Inc.	11,755	125,896
First of Long Island Corp. (The)	2,891	65,510
FNB Corp.(a)	28,292	242,462
German American Bancorp, Inc.(a)	3,814	61,482
Glacier Bancorp, Inc.	14,134	132,436
Great Southern Bancorp, Inc.(a)	3,747	62,875
Heartland Financial USA, Inc.(a)	4,759	67,483
Home Bancshares, Inc.	8,010	169,972
Hudson Valley Holding Corp.	685	11,939
Independent Bank Corp.(a)	6,848	148,875
Lakeland Bancorp, Inc.(a)	4,918	38,459
Lakeland Financial Corp.(a)	4,641	95,883
MainSource Financial Group, Inc.(a)	5,336	46,530
Merchants Bancshares, Inc.(a)	2,919	78,171
National Bankshares, Inc.(a)	2,699	65,127
National Penn Bancshares, Inc.(a)	4,816	33,760
NBT Bancorp, Inc.	11,542	214,912
Northfield Bancorp, Inc.(a)	5,029	66,584
Old National Bancorp	10,549	98,317
OmniAmerican Bancorp, Inc.*	639	8,722
Orrstown Financial Services, Inc.(a)	2,589	33,269
Pacific Continental Corp.	1,902	13,485
Park National Corp.(a)	4,769	252,185
Renasant Corp.(a)	1,215	15,467
Republic Bancorp, Inc. Class A	13,577	240,449
S&T Bancorp, Inc.(a)	7,895	127,583
S.Y. Bancorp, Inc.(a)	3,942	73,400
Sandy Spring Bancorp, Inc.	1,695	24,798
Sierra Bancorp	3,845	35,182
Simmons First National Corp. Class A(a)	4,402	95,523
Southside Bancshares, Inc.	10,462	188,421
Southwest Bancorp, Inc.*(a)	5,133	21,661
StellarOne Corp.	2,078	20,676
Sterling Bancorp	2,704	19,631
Suffolk Bancorp	3,199	26,616
Susquehanna Bancshares, Inc.	6,195	33,887
Texas Capital Bancshares, Inc.*	7,853	179,441
Tompkins Financial Corp.(a)	4,260	152,423
Tower Bancorp, Inc.	1,797	37,629
TowneBank(a)	6,040	68,675
Trico Bancshares(a)	1,833	22,491
Union First Market Bankshares Corp.	5,334	57,180
Univest Corp. of Pennsylvania	3,149	41,976
Virginia Commerce Bancorp, Inc.*(a)	12,942	75,969
Washington Banking Co.(a)	2,704	26,310
Washington Trust Bancorp, Inc.(a)	4,758	94,113
WesBanco, Inc.(a)	8,820	152,674

See Notes to Financial Statements.

40	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2011

		Fair
Investments	Shares	Value

Wilshire Bancorp, Inc.*	3,609	$9,889
Wintrust Financial Corp.(a)	212	5,472

Total Commercial Banks		6,773,504
Commercial Services & Supplies – 2.8%
ACCO Brands Corp.*(a)	4,625	22,061
American Reprographics Co.*	1,073	3,605
APAC Customer Services, Inc.*	43,811	373,270
Consolidated Graphics, Inc.*	2,719	99,325
Courier Corp.(a)	2,596	16,978
EnerNoc, Inc.*(a)	2,938	26,442
Ennis, Inc.(a)	12,237	159,815
Fuel Tech, Inc.*	812	4,726
G&K Services, Inc. Class A	4,663	119,093
Healthcare Services Group, Inc.(a)	9,585	154,702
Innerworkings, Inc.*(a)	7,722	60,540
Interface, Inc. Class A(a)	8,228	97,584
Kimball International, Inc. Class B	2,397	11,649
Knoll, Inc.	6,497	89,009
M&F Worldwide Corp.*	26,873	661,613
McGrath Rentcorp	6,092	144,929
Metalico, Inc.*(a)	5,524	21,544
Mine Safety Appliances Co.(a)	3,935	106,088
Mobile Mini, Inc.*(a)	3,989	65,579
Multi-Color Corp.	3,503	79,133
Schawk, Inc.	6,911	68,211
Standard Parking Corp.*	3,870	60,527
SYKES Enterprises, Inc.*	363	5,427
Team, Inc.*	3,465	72,696
U.S. Ecology, Inc.	3,102	47,988
UniFirst Corp.	7,002	317,121

Total Commercial Services & Supplies		2,889,655
Communications Equipment – 1.1%
Anaren, Inc.*	3,437	65,819
Bel Fuse, Inc. Class B	2,682	41,812
Black Box Corp.	5,893	125,815
Comtech Telecommunications Corp.	12,598	353,878
DG FastChannel, Inc.*	6,388	108,277
Digi International, Inc.*	4,353	47,883
Emulex Corp.*	7,143	45,715
Extreme Networks, Inc.*(a)	10,283	27,250
Globecomm Systems, Inc.*	4,875	65,861
Harmonic, Inc.*	6,616	28,184
KVH Industries, Inc.*	3,358	26,562
Oclaro, Inc.*(a)	3,270	11,903
Oplink Communications, Inc.*	3,838	58,107
Symmetricom, Inc.*	2,843	12,339
Tekelec*	16,915	102,167
Westell Technologies, Inc. Class A*	26,815	57,920

Total Communications Equipment		1,179,492
Computers & Peripherals – 0.6%
Imation Corp.*(a)	1,628	11,901
Intevac, Inc.*	9,906	69,243
Rimage Corp.	2,463	31,157

		Fair
Investments	Shares	Value

STEC, Inc.*(a)	10,682	$108,315
Stratasys, Inc.*(a)	1,216	22,545
Super Micro Computer, Inc.*(a)	12,403	155,410
Synaptics, Inc.*(a)	10,237	244,664

Total Computers & Peripherals		643,235
Construction & Engineering – 1.0%
Comfort Systems USA, Inc.	7,253	60,345
Dycom Industries, Inc.*	1,742	26,653
Furmanite Corp.*(a)	1,116	6,038
Great Lakes Dredge & Dock Corp.(a)	17,825	72,548
Insituform Technologies, Inc. Class A*	9,894	114,572
Layne Christensen Co.*	3,667	84,708
Michael Baker Corp.*	2,966	56,740
MYR Group, Inc.*	3,927	69,272
Northwest Pipe Co.*	281	5,701
Orion Marine Group, Inc.*	7,815	45,093
Primoris Services Corp.(a)	14,888	155,728
Sterling Construction Co., Inc.*	3,830	42,781
Tutor Perini Corp.	27,747	318,813

Total Construction & Engineering		1,058,992
Consumer Finance – 2.6%
Advance America, Cash Advance Centers, Inc.	38,402	282,639
Cash America International, Inc.(a)	15,239	779,627
DFC Global Corp.*(a)	721	15,754
First Cash Financial Services, Inc.*	7,902	331,489
Nelnet, Inc. Class A	43,214	811,559
World Acceptance Corp.*(a)	8,113	453,922

Total Consumer Finance		2,674,990
Containers & Packaging – 0.4%
Boise, Inc.	65,601	339,157
Myers Industries, Inc.(a)	3,700	37,555

Total Containers & Packaging		376,712
Distributors – 0.5%
Audiovox Corp. Class A*	11,668	64,058
Core-Mark Holding Co., Inc.*	3,510	107,511
Pool Corp.(a)	12,435	325,548
Weyco Group, Inc.	2,601	58,002

Total Distributors		555,119
Diversified Consumer Services – 2.4%
American Public Education, Inc.*	4,059	138,006
Archipelago Learning, Inc.*(a)	810	6,804
Bridgepoint Education, Inc.*(a)	34,673	604,697
Capella Education Co.*	4,814	136,621
Collectors Universe, Inc.	5,287	77,983
Corinthian Colleges, Inc.*(a)	166,035	259,015
CPI Corp.(a)	2,884	17,881
Grand Canyon Education, Inc.*	12,865	207,770
K12, Inc.*	3,084	78,519
Lincoln Educational Services Corp.	22,385	181,095
Mac-Gray Corp.	1,291	16,667
Matthews International Corp. Class A(a)	9,652	296,895

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2011

		Fair
Investments	Shares	Value

Regis Corp.	22,402	$315,644
Stewart Enterprises, Inc. Class A(a)	21,278	126,604
Universal Technical Institute, Inc.*(a)	6,927	94,138

Total Diversified Consumer Services		2,558,339
Diversified Financial Services – 0.5%
Encore Capital Group, Inc.*	10,123	221,188
Interactive Brokers Group, Inc. Class A(a)	5,968	83,134
Life Partners Holdings, Inc.(a)	10,112	61,178
MarketAxess Holdings, Inc.	6,570	170,951

Total Diversified Financial Services		536,451
Diversified Telecommunication Services – 0.8%
Atlantic Tele-Network, Inc.	1,873	61,584
Cbeyond, Inc.*	430	3,036
Cincinnati Bell, Inc.*	83,512	258,052
Consolidated Communications Holdings, Inc.	8,780	158,479
General Communication, Inc. Class A*	2,832	23,222
IDT Corp. Class B	2,756	56,223
Iridium Communications, Inc.*(a)	3,783	23,455
Neutral Tandem, Inc.*	12,168	117,786
Premiere Global Services, Inc.*	16,569	106,373

Total Diversified Telecommunication Services		808,210
Electric Utilities – 0.9%
Central Vermont Public Service Corp.(a)	3,902	137,390
Empire District Electric Co. (The)	10,844	210,157
MGE Energy, Inc.	7,093	288,472
Otter Tail Corp.	383	7,009
PNM Resources, Inc.(a)	14,628	240,338
Unitil Corp.(a)	1,265	32,485

Total Electric Utilities		915,851
Electrical Equipment – 1.2%
Advanced Battery Technologies, Inc.*(a)	49,843	50,341
AZZ, Inc.	4,244	164,540
Encore Wire Corp.	1,839	37,847
Franklin Electric Co., Inc.	4,953	179,695
Generac Holdings, Inc.*	15,839	297,931
Global Power Equipment Group, Inc.*	7,840	182,437
LSI Industries, Inc.	2,188	13,631
Powell Industries, Inc.*(a)	6,213	192,417
PowerSecure International, Inc.*(a)	2,524	11,938
Ultralife Corp.*	3,621	18,069
Vicor Corp.	6,820	59,675

Total Electrical Equipment		1,208,521
Electronic Equipment, Instruments & Components – 4.2%
Benchmark Electronics, Inc.*	22,795	296,563
Brightpoint, Inc.*(a)	20,441	188,262
Checkpoint Systems, Inc.*(a)	8,820	119,776
Coherent, Inc.*	3,977	170,852
CTS Corp.(a)	7,032	57,170
DDi Corp.	7,909	57,261
DTS, Inc.*	1,387	34,439

		Fair
Investments	Shares	Value

Electro Rent Corp.(a)	4,747	$65,556
FARO Technologies, Inc.*	973	30,698
FEI Co.*	7,762	232,550
Insight Enterprises, Inc.*	24,021	363,678
Kemet Corp.*	4,476	32,003
Littelfuse, Inc.	7,430	298,760
Measurement Specialties, Inc.*	3,654	94,858
Mercury Computer Systems, Inc.*(a)	6,483	74,555
Methode Electronics, Inc.(a)	7,111	52,835
MTS Systems Corp.	2,958	90,633
Multi-Fineline Electronix, Inc.*(a)	5,933	118,304
Newport Corp.*	7,790	84,210
OSI Systems, Inc.*	3,347	112,191
Park Electrochemical Corp.(a)	6,094	130,229
Power-One, Inc.*(a)	38,120	171,540
Radisys Corp.*	712	4,358
Richardson Electronics Ltd.	10,492	142,796
Rofin-Sinar Technologies, Inc.*	4,387	84,230
Rogers Corp.*	4,334	169,589
Sanmina-SCI Corp.*	39,378	263,045
Scansource, Inc.*(a)	8,202	242,451
SYNNEX Corp.*(a)	17,420	456,404
Tessco Technologies, Inc.	2,903	38,581
TTM Technologies, Inc.*	13,657	129,878
Zygo Corp.*	1,452	16,785

Total Electronic Equipment, Instruments & Components		4,425,040
Energy Equipment & Services – 0.9%
Bolt Technology Corp.*	1,759	17,660
Gulf Island Fabrication, Inc.	2,615	54,078
Gulfmark Offshore, Inc. Class A*	5,544	201,469
Hornbeck Offshore Services, Inc.*(a)	10,393	258,890
Matrix Service Co.*	2,732	23,249
Natural Gas Services Group, Inc.*	2,260	28,996
Newpark Resources*	20,781	126,556
OYO Geospace Corp.*	402	22,629
PHI, Inc.*	2,398	45,898
Tetra Technologies, Inc.*(a)	6,763	52,210
Willbros Group, Inc.*(a)	19,967	83,263

Total Energy Equipment & Services		914,898
Food & Staples Retailing – 1.3%
Andersons, Inc. (The)	7,622	256,557
Ingles Markets, Inc. Class A	7,689	109,491
Nash Finch Co.(a)	3,159	85,072
Pantry, Inc. (The)*	1,379	16,727
Pricesmart, Inc.	6,350	395,732
Spartan Stores, Inc.	6,909	106,951
Village Super Market, Inc. Class A	3,667	87,788
Weis Markets, Inc.	8,761	324,683

Total Food & Staples Retailing		1,383,001
Food Products – 2.1%
B&G Foods, Inc.	7,027	117,210
Calavo Growers, Inc.(a)	3,307	67,860

See Notes to Financial Statements.

42	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2011

		Fair
Investments	Shares	Value

Cal-Maine Foods, Inc.	11,349	$356,699
Chiquita Brands International, Inc.*	9,113	76,002
Darling International, Inc.*	17,217	216,762
Diamond Foods, Inc.(a)	2,161	172,426
J&J Snack Foods Corp.(a)	5,013	240,875
John B. Sanfilippo & Son, Inc.*	4,226	33,724
Omega Protein Corp.*(a)	6,313	57,322
Sanderson Farms, Inc.(a)	13,244	629,090
Seneca Foods Corp. Class A*(a)	5,607	111,019
Snyders-Lance, Inc.	7,039	146,763

Total Food Products		2,225,752
Gas Utilities – 0.3%
Chesapeake Utilities Corp.(a)	3,121	125,184
Laclede Group, Inc. (The)(a)	5,759	223,161

Total Gas Utilities		348,345
Health Care Equipment & Supplies – 2.2%
Abaxis, Inc.*	2,453	56,198
Accuray, Inc.*	947	3,807
Analogic Corp.	1,600	72,656
Angiodynamics, Inc.*	3,821	50,208
Arthrocare Corp.*	4,183	120,345
Atrion Corp.(a)	572	118,627
Cantel Medical Corp.	4,354	91,956
Conceptus, Inc.*	1,879	19,673
CONMED Corp.*(a)	5,201	119,675
CryoLife, Inc.*	4,255	19,105
Cyberonics, Inc.*	8,074	228,494
DynaVox, Inc. Class A*(a)	8,572	30,859
Exactech, Inc.*(a)	2,269	31,948
Greatbatch, Inc.*	5,765	115,358
ICU Medical, Inc.*	3,912	143,962
Invacare Corp.	6,645	153,101
IRIS International, Inc.*	2,458	22,048
Kensey Nash Corp.*(a)	3,065	75,092
Medical Action Industries, Inc.*	6,230	31,461
Meridian Bioscience, Inc.(a)	5,704	89,781
Merit Medical Systems, Inc.*(a)	7,313	96,093
Natus Medical, Inc.*	3,547	33,732
Neogen Corp.*	2,264	78,606
NuVasive, Inc.*(a)	4,650	79,375
Quidel Corp.*(a)	3,391	55,511
RTI Biologics, Inc.*	7,626	25,090
SonoSite, Inc.*(a)	1,031	31,281
Symmetry Medical, Inc.*	5,474	42,259
Synovis Life Technologies, Inc.*	1,377	22,996
Vascular Solutions, Inc.*	2,702	30,938
Wright Medical Group, Inc.*	3,778	67,551
Young Innovations, Inc.	2,311	65,863
Zoll Medical Corp.*(a)	2,444	92,237

Total Health Care Equipment & Supplies		2,315,886

		Fair
Investments	Shares	Value

Health Care Providers & Services – 4.5%
Air Methods Corp.*	3,261	$207,628
Allied Healthcare International, Inc.*	19,812	76,078
Almost Family, Inc.*	4,307	71,625
Amedisys, Inc.*	23,915	354,420
American Dental Partners, Inc.*	3,997	38,611
Amsurg Corp.*(a)	12,338	277,605
Assisted Living Concepts, Inc. Class A(a)	4,816	61,019
Bio-Reference Labs, Inc.*(a)	5,700	104,937
Bioscrip, Inc.*	38,737	246,367
Capital Senior Living Corp.*	2,713	16,739
Chindex International, Inc.*	2,489	21,928
Continucare Corp.*	22,719	144,947
Corvel Corp.*(a)	3,069	130,433
Cross Country Healthcare, Inc.*	2,220	9,280
Ensign Group, Inc. (The)(a)	8,271	191,143
Five Star Quality Care, Inc.*	13,039	32,597
Gentiva Health Services, Inc.*(a)	14,413	79,560
Hanger Orthopedic Group, Inc.*(a)	7,858	148,438
Healthways, Inc.*(a)	18,226	179,162
IPC The Hospitalist Co., Inc.*(a)	3,155	112,602
Kindred Healthcare, Inc.*	19,755	170,288
Landauer, Inc.(a)	1,962	97,197
LHC Group, Inc.*	9,506	162,172
Metropolitan Health Networks, Inc.*	26,314	119,466
Molina Healthcare, Inc.*	9,485	146,448
MWI Veterinary Supply, Inc.*(a)	2,741	188,636
National Healthcare Corp.(a)	3,797	122,643
PharMerica Corp.*	11,196	159,767
Providence Service Corp. (The)*	6,976	74,294
Select Medical Holdings Corp.*(a)	62,714	418,302
Team Health Holdings, Inc.*	10,800	177,336
Triple-S Management Corp. Class B*	19,740	330,645
U.S. Physical Therapy, Inc.	3,353	62,098

Total Health Care Providers & Services		4,734,411
Health Care Technology – 0.2%
Computer Programs & Systems, Inc.	1,617	106,964
Medidata Solutions, Inc.*	2,712	44,585
Omnicell, Inc.*	2,361	32,535
Transcend Services, Inc.*	2,111	47,582

Total Health Care Technology		231,666
Hotels, Restaurants & Leisure – 3.5%
AFC Enterprises*	7,478	88,465
Ambassadors Group, Inc.	3,737	21,413
Ameristar Casinos, Inc.	4,435	71,182
Biglari Holdings, Inc.*	268	79,432
BJ’s Restaurants, Inc.*(a)	2,673	117,906
Bob Evans Farms, Inc.	8,330	237,572
Boyd Gaming Corp.*(a)	8,048	39,435
Buffalo Wild Wings, Inc.*(a)	4,111	245,838
Caribou Coffee Co., Inc.*	3,941	46,583
Carrols Restaurant Group, Inc.*	8,994	80,047

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2011

		Fair
Investments	Shares	Value

CEC Entertainment, Inc.	7,037	$200,343
Churchill Downs, Inc.(a)	1,832	71,503
Denny’s Corp.*(a)	35,653	118,724
Domino’s Pizza, Inc.*(a)	27,911	760,575
Einstein Noah Restaurant Group, Inc.	3,944	50,602
Interval Leisure Group, Inc.*(a)	12,231	162,917
Jack In The Box, Inc.*	9,528	189,798
Krispy Kreme Doughnuts, Inc.*	4,326	29,503
Marcus Corp.	5,632	56,038
Monarch Casino & Resort, Inc.*(a)	3,668	35,873
Multimedia Games Holding Co., Inc.*	2,157	8,714
Papa John’s International, Inc.*	9,771	297,038
Peet’s Coffee & Tea, Inc.*(a)	2,245	124,912
Red Robin Gourmet Burgers, Inc.*	1,742	41,965
Ruby Tuesday, Inc.*(a)	19,640	140,622
Ruth’s Hospitality Group, Inc.*(a)	6,965	29,880
Shuffle Master, Inc.*	10,561	88,818
Sonic Corp.*	10,965	77,523
Speedway Motorsports, Inc.	9,104	109,976

Total Hotels, Restaurants & Leisure		3,623,197
Household Durables – 1.6%
American Greetings Corp. Class A(a)	23,081	426,998
Blyth, Inc.	5,122	284,015
Hooker Furniture Corp.	2,272	20,562
iRobot Corp.*(a)	5,038	126,756
KB Home(a)	5,875	34,427
Kid Brands, Inc.*	13,339	35,215
La-Z-Boy, Inc.*(a)	15,459	114,551
Libbey, Inc.*	20,794	219,169
Lifetime Brands, Inc.	3,826	36,883
Meritage Homes Corp.*	11,840	179,258
Standard Pacific Corp.*(a)	47,438	117,172
Universal Electronics, Inc.*	3,080	50,481
Zagg, Inc.*(a)	4,593	45,562

Total Household Durables		1,691,049
Household Products – 0.3%
Central Garden and Pet Co. Class A*(a)	23,107	163,598
WD-40 Co.(a)	4,425	176,292

Total Household Products		339,890
Industrial Conglomerates – 0.4%
Raven Industries, Inc.(a)	4,122	198,680
Standex International Corp.(a)	3,371	104,939
Tredegar Corp.	4,743	70,339

Total Industrial Conglomerates		373,958
Insurance – 5.5%
American Equity Investment Life Holding Co.	27,461	240,284
AMERISAFE, Inc.*(a)	8,776	161,566
Amtrust Financial Services, Inc.	38,951	867,049
Baldwin & Lyons, Inc. Class B(a)	4,505	96,272
Citizens, Inc.*	7,406	47,472
Donegal Group, Inc. Class A	3,504	42,188

		Fair
Investments	Shares	Value

eHealth, Inc.*(a)	4,409	$60,227
EMC Insurance Group, Inc.	6,934	127,586
Employers Holdings, Inc.(a)	15,702	200,358
FBL Financial Group, Inc. Class A	17,197	457,784
FPIC Insurance Group, Inc.*	3,661	153,176
Hallmark Financial Services, Inc.*	6,324	46,608
Harleysville Group, Inc.(a)	9,338	549,635
Horace Mann Educators Corp.(a)	18,932	216,014
Infinity Property & Casualty Corp.(a)	6,659	349,464
Kansas City Life Insurance Co.(a)	2,969	91,653
Meadowbrook Insurance Group, Inc.	29,220	260,350
National Financial Partners Corp.*(a)	11,131	121,773
National Western Life Insurance Co. Class A	1,927	261,108
Navigators Group, Inc. (The)*(a)	4,345	187,704
Presidential Life Corp.	6,434	52,887
Safety Insurance Group, Inc.	5,647	213,626
Selective Insurance Group, Inc.	19,694	257,007
Tower Group, Inc.	20,424	466,893
United Fire & Casualty Co.(a)	7,917	140,052
Universal Insurance Holdings, Inc.(a)	9,567	36,833

Total Insurance		5,705,569
Internet & Catalog Retail – 0.3%
Blue Nile, Inc.*(a)	1,304	46,005
Gaiam, Inc. Class A	2,334	7,912
Nutrisystem, Inc.	7,030	85,133
Orbitz Worldwide, Inc.*(a)	1,142	2,478
Overstock.com, Inc.*(a)	2,205	20,441
PetMed Express, Inc.	6,414	57,726
Shutterfly, Inc.*	1,325	54,564

Total Internet & Catalog Retail		274,259
Internet Software & Services – 2.0%
comScore, Inc.*(a)	253	4,268
Dice Holdings, Inc.*	6,236	48,765
Earthlink, Inc.	157,033	1,025,425
Infospace, Inc.*	6,583	55,034
Keynote Systems, Inc.(a)	690	14,580
Liquidity Services, Inc.*	3,444	110,449
LivePerson, Inc.*	4,458	44,357
LogMein, Inc.*(a)	2,079	69,044
LoopNet, Inc.*	4,698	80,477
ModusLink Global Solutions, Inc.	5,513	19,240
NIC, Inc.	8,386	96,020
Perficient, Inc.*	2,169	15,877
QuinStreet, Inc.*	5,262	54,462
RightNow Technologies, Inc.*	1,445	47,757
Saba Software, Inc.*	1,185	6,826
Stamps.com, Inc.(a)	4,773	97,560
Travelzoo, Inc.*(a)	1,415	31,116
United Online, Inc.	39,494	206,554
Web.com Group, Inc.*(a)	7,176	50,088
Zix Corp.*	3,863	10,314

Total Internet Software & Services		2,088,213

See Notes to Financial Statements.

44	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2011

		Fair
Investments	Shares	Value

IT Services – 1.8%
Cardtronics, Inc.*	10,167	$233,028
Cass Information Systems, Inc.(a)	2,528	78,494
CIBER, Inc.*	12,598	38,172
Computer Task Group, Inc.*	3,418	38,179
CSG Systems International, Inc.*	8,230	104,027
Echo Global Logistics, Inc.*(a)	3,957	52,628
Euronet Worldwide, Inc.*	8,240	129,698
ExlService Holdings, Inc.*	5,883	129,426
Forrester Research, Inc.	3,245	105,495
Global Cash Access Holdings, Inc.*	42,751	109,443
Hackett Group, Inc. (The)*	2,938	10,959
Heartland Payment Systems, Inc.(a)	5,698	112,364
Lionbridge Technologies, Inc.*	4,135	10,172
MAXIMUS, Inc.	10,021	349,733
NCI, Inc. Class A*	5,282	63,014
PRGX Global, Inc.*	1,521	7,179
TNS, Inc.*	1,296	24,365
Unisys Corp.*(a)	16,657	261,348
Virtusa Corp.*	4,230	55,836

Total IT Services		1,913,560
Leisure Equipment & Products – 0.6%
Arctic Cat, Inc.*	2,285	33,110
Jakks Pacific, Inc.(a)	9,173	173,828
Leapfrog Enterprises, Inc. Class A*	8,625	29,066
Smith & Wesson Holding Corp.*	25,551	64,388
Steinway Musical Instruments*	2,647	57,069
Sturm Ruger & Co., Inc.(a)	9,313	241,952
Summer Infant, Inc.*	4,711	31,093

Total Leisure Equipment & Products		630,506
Life Sciences Tools & Services – 0.4%
Cambrex Corp.*	2,436	12,277
eResearch Technology, Inc.*	6,773	30,208
Luminex Corp.*(a)	5,816	128,941
Medtox Scientific, Inc.	660	8,639
PAREXEL International Corp.*	13,616	257,751

Total Life Sciences Tools & Services		437,816
Machinery – 3.0%
3D Systems Corp.*(a)	4,636	64,858
Alamo Group, Inc.	2,982	61,996
Albany International Corp. Class A(a)	3,139	57,287
Altra Holdings, Inc.*	3,911	45,250
Ampco-Pittsburgh Corp.	5,152	105,358
Astec Industries, Inc.*	3,296	96,507
Badger Meter, Inc.	2,996	86,674
Barnes Group, Inc.(a)	10,000	192,500
Blount International, Inc.*	13,237	176,846
Briggs & Stratton Corp.	8,210	110,917
Chart Industries, Inc.*	3,190	134,522
Colfax Corp.*(a)	3,550	71,923
Douglas Dynamics, Inc.	662	8,460
Dynamic Materials Corp.	1,329	20,932

		Fair
Investments	Shares	Value

EnPro Industries, Inc.*(a)	11,276	$334,672
ESCO Technologies, Inc.(a)	5,816	148,308
Federal Signal Corp.	7,965	35,205
Force Protection, Inc.*	25,488	98,129
Gorman-Rupp Co. (The)	3,424	84,539
Graham Corp.(a)	921	15,325
Greenbrier Cos., Inc.*	513	5,977
John Bean Technologies Corp.	7,646	109,032
Kadant, Inc.*	2,316	41,132
LB Foster Co. Class A	2,263	50,307
Lindsay Corp.(a)	1,782	95,872
Met-Pro Corp.	2,300	19,734
Miller Industries, Inc.(a)	3,321	57,619
NACCO Industries, Inc. Class A	2,761	175,047
NN, Inc.*	748	3,777
RBC Bearings, Inc.*	4,372	148,604
Robbins & Myers, Inc.(a)	5,783	200,728
Sun Hydraulics Corp.(a)	3,554	72,431
Tennant Co.(a)	3,056	108,091
Trimas Corp.*	5,577	82,819
Twin Disc, Inc.	593	15,815

Total Machinery		3,137,193
Marine – 0.1%
Horizon Lines, Inc. Class A(a)	1,729	740
International Shipholding Corp.	3,182	58,835

Total Marine		59,575
Media – 1.7%
AH Belo Corp. Class A	1,636	6,871
Arbitron, Inc.	5,310	175,655
Belo Corp. Class A	46,730	228,510
Entercom Communications Corp. Class A*(a)	28,665	150,491
EW Scripps Co. Class A*(a)	5,851	40,957
Fisher Communications, Inc.*	321	7,171
Harte-Hanks, Inc.	22,833	193,624
InterCLICK, Inc.*	2,825	15,679
Journal Communications, Inc. Class A*(a)	24,191	71,847
Knology, Inc.*	4,654	60,409
LIN TV Corp. Class A*	25,751	56,137
Martha Stewart Living Omnimedia Class A*(a)	8,848	27,606
McClatchy Co. (The) Class A*(a)	30,280	40,575
National CineMedia, Inc.	7,150	103,746
Scholastic Corp.(a)	9,111	255,381
Sinclair Broadcast Group, Inc. Class A	21,129	151,495
World Wrestling Entertainment, Inc. Class A(a)	19,959	177,835

Total Media		1,763,989
Metals & Mining – 0.9%
AMCOL International Corp.	8,461	202,979
Horsehead Holding Corp.*	4,546	33,731
Kaiser Aluminum Corp.(a)	4,160	184,205
Materion Corp.*	3,685	83,576
Metals USA Holdings Corp.*	1,209	10,821
Noranda Aluminum Holding Corp.*	40,999	342,342

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2011

		Fair
Investments	Shares	Value

Olympic Steel, Inc.	268	$4,540
Universal Stainless & Alloy*	1,670	42,451

Total Metals & Mining		904,645
Multiline Retail – 0.2%
Bon-Ton Stores, Inc. (The)(a)	7,347	36,514
Fred’s, Inc. Class A	9,404	100,247
Tuesday Morning Corp.*	10,411	36,647

Total Multiline Retail		173,408
Multi-Utilities – 0.7%
CH Energy Group, Inc.(a)	5,354	279,318
NorthWestern Corp.(a)	13,948	445,499

Total Multi-Utilities		724,817
Oil, Gas & Consumable Fuels – 2.1%
Abraxas Petroleum Corp.*(a)	9,371	24,740
Approach Resources, Inc.*(a)	1,092	18,553
Callon Petroleum Co.*	51,048	197,556
Cloud Peak Energy, Inc.*(a)	11,159	189,145
Contango Oil & Gas Co.*	4,665	255,222
CVR Energy, Inc.*	8,603	181,867
FX Energy, Inc.*	4,025	16,623
GeoResources, Inc.*	4,770	84,858
Green Plains Renewable Energy, Inc.*	24,898	232,298
Gulfport Energy Corp.*	10,241	247,627
Harvest Natural Resources, Inc.*(a)	10,505	90,028
Houston American Energy Corp.(a)	620	8,531
James River Coal Co.*(a)	10,581	67,401
L&L Energy, Inc.*(a)	18,458	49,837
Panhandle Oil and Gas, Inc. Class A	1,487	42,186
Petroleum Development Corp.*	1,136	22,027
REX American Resources Corp.*	3,367	56,835
Rex Energy Corp.*(a)	3,309	41,859
Stone Energy Corp.*	2,943	47,706
USEC, Inc.*(a)	4,648	7,483
Vaalco Energy, Inc.*	21,695	105,438
Venoco, Inc.*	14,997	132,124
Warren Resources, Inc.*	23,175	55,620

Total Oil, Gas & Consumable Fuels		2,175,564
Paper & Forest Products – 2.1%
Buckeye Technologies, Inc.(a)	33,457	806,648
Clearwater Paper Corp.*	10,518	357,402
Deltic Timber Corp.	1,317	78,599
KapStone Paper and Packaging Corp.*(a)	25,775	358,015
Neenah Paper, Inc.	6,056	85,874
PH Glatfelter Co.	30,945	408,783
Wausau Paper Corp.(a)	14,774	94,406

Total Paper & Forest Products		2,189,727
Personal Products – 1.0%
Elizabeth Arden, Inc.*	5,240	149,026
Inter Parfums, Inc.(a)	6,770	104,596
Medifast, Inc.*(a)	3,381	54,603
Nutraceutical International Corp.*	5,152	65,843

		Fair
Investments	Shares	Value

Prestige Brands Holdings, Inc.*	14,528	$131,478
Revlon, Inc. Class A*(a)	23,666	291,565
Schiff Nutrition International, Inc.*	9,934	110,069
USANA Health Sciences, Inc.*(a)	5,053	138,958

Total Personal Products		1,046,138
Pharmaceuticals – 0.8%
Cumberland Pharmaceuticals, Inc.*(a)	1,007	5,639
Hi-Tech Pharmacal Co., Inc.*	6,238	209,597
ISTA Pharmaceuticals, Inc.*(a)	3,066	10,578
Jazz Pharmaceuticals, Inc.*	3,769	156,489
Obagi Medical Products, Inc.*	4,836	43,863
Questcor Pharmaceuticals, Inc.*	12,221	333,144
Santarus, Inc.*(a)	12,319	34,370

Total Pharmaceuticals		793,680
Professional Services – 1.5%
Advisory Board Co. (The)*(a)	1,931	124,607
Barrett Business Services, Inc.	1,679	23,405
CBIZ, Inc.*(a)	24,064	158,582
CRA International, Inc.*	845	16,908
Dolan Co. (The)*(a)	11,635	104,599
Exponent, Inc.*	3,202	132,339
GP Strategies Corp.*(a)	5,139	51,339
Heidrick & Struggles International, Inc.	2,064	33,953
Hill International, Inc.*(a)	12,476	58,388
Huron Consulting Group, Inc.*	5,561	173,114
ICF International, Inc.*	4,986	93,787
Insperity, Inc.	2,005	44,611
Kelly Services, Inc. Class A	724	8,253
Kforce, Inc.*	5,393	52,905
Korn/Ferry International*	5,695	69,422
Mistras Group, Inc.*	4,748	83,375
Navigant Consulting, Inc.*	14,598	135,323
On Assignment, Inc.*	3,103	21,938
TrueBlue, Inc.*	5,045	57,160
VSE Corp.	3,609	93,401

Total Professional Services		1,537,409
Real Estate Investment Trusts (REITs) – 1.1%
Acadia Realty Trust	7,951	148,684
Agree Realty Corp.(a)	3,174	69,130
Chesapeake Lodging Trust	333	4,019
Franklin Street Properties Corp.(a)	9,105	102,977
Getty Realty Corp.(a)	8,087	116,614
Gladstone Commercial Corp.	240	3,763
Government Properties Income Trust	5,125	110,239
Inland Real Estate Corp.	1,152	8,410
LTC Properties, Inc.(a)	4,928	124,777
Mission West Properties, Inc.(a)	3,156	23,954
Monmouth Real Estate Investment Corp. Class A	8,561	67,889
One Liberty Properties, Inc.	2,950	43,247
Saul Centers, Inc.	1,984	67,079
Sovran Self Storage, Inc.	3,239	120,394
UMH Properties, Inc.(a)	3,224	29,306

See Notes to Financial Statements.

46	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2011

		Fair
Investments	Shares	Value

Universal Health Realty Income Trust	2,307	$77,538
Urstadt Biddle Properties, Inc. Class A(a)	3,639	58,115
Winthrop Realty Trust(a)	2,830	24,593

Total Real Estate Investment Trusts (REITs)		1,200,728
Real Estate Management & Development – 0.0%
Tejon Ranch Co.*	1,074	25,636
Road & Rail – 0.1%
Celadon Group, Inc.	2,595	23,043
Marten Transport Ltd.	4,295	74,046
Quality Distribution, Inc.*	2,764	24,793

Total Road & Rail		121,882
Semiconductors & Semiconductor Equipment – 5.4%
Advanced Energy Industries, Inc.*	13,585	117,103
Amtech Systems, Inc.*	2,311	18,488
ATMI, Inc.*	7,487	118,444
AXT, Inc.*	9,965	50,224
Brooks Automation, Inc.	29,081	237,010
Cabot Microelectronics Corp.*	5,889	202,523
Ceva, Inc.*	2,235	54,333
Cirrus Logic, Inc.*(a)	24,702	364,108
Cohu, Inc.(a)	5,173	51,109
Entegris, Inc.*(a)	48,563	309,832
Entropic Communications, Inc.*(a)	8,124	33,552
FSI International, Inc.*	16,130	30,486
GSI Technology, Inc.*(a)	10,196	50,164
GT Advanced Technologies, Inc.*(a)	74,957	526,198
Integrated Device Technology, Inc.*(a)	19,175	98,751
Integrated Silicon Solution, Inc.*	24,949	194,852
IXYS Corp.*	7,287	79,283
Kopin Corp.*	9,028	30,966
Kulicke & Soffa Industries, Inc.*	97,758	729,275
Lattice Semiconductor Corp.*(a)	45,508	238,917
LTX-Credence Corp.*(a)	28,567	151,119
Maxlinear, Inc. Class A*(a)	2,732	17,649
Micrel, Inc.(a)	15,029	142,325
Mindspeed Technologies, Inc.*(a)	17,377	90,360
MIPS Technologies, Inc.*(a)	6,391	30,932
MKS Instruments, Inc.	25,592	555,602
Monolithic Power Systems, Inc.*	9,290	94,572
Nanometrics, Inc.*	12,582	182,439
NVE Corp.*(a)	1,158	70,244
Pericom Semiconductor Corp.*	8,460	62,689
Photronics, Inc.*(a)	10,625	52,913
PLX Technology, Inc.*	8,789	26,455
Rubicon Technology, Inc.*(a)	3,087	33,741
Rudolph Technologies, Inc.*	7,873	52,670
Standard Microsystems Corp.*(a)	3,841	74,515
Supertex, Inc.*	2,159	37,351
Tessera Technologies, Inc.*	12,331	147,232
Ultra Clean Holdings*	10,301	44,191

		Fair
Investments	Shares	Value

Ultratech, Inc.*	2,938	$50,387
Volterra Semiconductor Corp.*	7,584	145,840

Total Semiconductors & Semiconductor Equipment		5,598,844
Software – 2.4%
ACI Worldwide, Inc.*(a)	3,535	97,354
Actuate Corp.*	4,258	23,504
American Software, Inc. Class A	3,803	27,572
Bottomline Technologies, Inc.*	1,456	29,324
Deltek, Inc.*	7,047	42,352
Digimarc Corp.*	212	5,381
Ebix, Inc.*(a)	12,249	180,060
EPIQ Systems, Inc.	5,710	71,546
ePlus, Inc.*(a)	4,408	108,745
Fair Isaac Corp.(a)	13,391	292,326
Interactive Intelligence Group*	1,933	52,481
Kenexa Corp.*	459	7,179
Manhattan Associates, Inc.*	4,297	142,145
MicroStrategy, Inc. Class A*	2,528	288,369
Monotype Imaging Holdings, Inc.*	7,192	87,239
Netscout Systems, Inc.*	6,604	75,418
Opnet Technologies, Inc.	1,722	60,115
Renaissance Learning, Inc.	9,111	152,883
Rosetta Stone, Inc.*(a)	5,193	47,516
S1 Corp.*	6,331	58,055
SeaChange International, Inc.*	4,708	36,252
Smith Micro Software, Inc.*	2,589	3,935
Sourcefire, Inc.*(a)	4,455	119,216
SRS Labs, Inc.*	1,536	10,998
Synchronoss Technologies, Inc.*(a)	2,263	56,371
TeleCommunication Systems, Inc. Class A*	9,295	32,068
TeleNav, Inc.*	31,335	277,941
Tyler Technologies, Inc.*(a)	5,676	143,489
VASCO Data Security International, Inc.*	5,340	27,287

Total Software		2,557,121
Specialty Retail – 4.6%
America’s Car-Mart, Inc.*	5,339	154,938
Asbury Automotive Group, Inc.*(a)	11,876	195,835
Big 5 Sporting Goods Corp.(a)	7,667	46,615
Brown Shoe Co., Inc.	11,437	81,431
Casual Male Retail Group, Inc.*	12,727	47,853
Cato Corp. (The) Class A	9,820	221,539
Christopher & Banks Corp.	4,595	16,220
Citi Trends, Inc.*	4,566	53,742
Destination Maternity Corp.	4,365	56,178
Finish Line, Inc. (The) Class A	18,332	366,457
Genesco, Inc.*(a)	6,366	328,040
Group 1 Automotive, Inc.(a)	4,468	158,837
Haverty Furniture Cos., Inc.	4,891	48,861
hhgregg, Inc.*(a)	9,431	91,952
Hibbett Sports, Inc.*(a)	6,192	209,847
HOT Topic, Inc.(a)	782	5,967
Kirkland’s, Inc.*(a)	12,895	118,247
Lithia Motors, Inc. Class A(a)	3,144	45,211

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2011

		Fair
Investments	Shares	Value

Lumber Liquidators Holdings, Inc.*(a)	5,620	$84,862
MarineMax, Inc.*	1,203	7,783
Midas, Inc.*	1,788	14,662
Monro Muffler Brake, Inc.	5,902	194,589
PEP Boys-Manny, Moe & Jack(a)	9,974	98,443
Rue21, Inc.*(a)	4,235	96,092
Select Comfort Corp.*	34,348	479,842
Shoe Carnival, Inc.*(a)	4,406	103,982
Sonic Automotive, Inc. Class A(a)	22,011	237,499
Stage Stores, Inc.(a)	9,762	135,399
Stein Mart, Inc.	16,961	106,006
Systemax, Inc.*	19,148	243,563
Talbots, Inc.*(a)	1,885	5,089
Vitamin Shoppe, Inc.*	3,837	143,657
West Marine, Inc.*	8,977	69,123
Wet Seal, Inc. (The) Class A*(a)	110,987	497,222
Zumiez, Inc.*(a)	1,886	33,024

Total Specialty Retail		4,798,607
Textiles, Apparel & Luxury Goods – 1.1%
Cherokee, Inc.	2,968	38,139
Culp, Inc.*	7,949	67,169
G-III Apparel Group Ltd.*(a)	6,362	145,435
Joe’s Jeans, Inc.*	64,764	40,750
Maidenform Brands, Inc.*	9,046	211,767
Oxford Industries, Inc.(a)	6,231	213,723
Perry Ellis International, Inc.*(a)	4,656	87,533
R.G. Barry Corp.	4,121	43,683
True Religion Apparel, Inc.*	9,669	260,676
Unifi, Inc.*	5,726	46,781

Total Textiles, Apparel & Luxury Goods		1,155,656
Thrifts & Mortgage Finance – 1.6%
Abington Bancorp, Inc.	1,367	9,842
Bank Mutual Corp.	5,542	14,465
Bofi Holding, Inc.*(a)	7,205	96,979
Brookline Bancorp, Inc.	12,433	95,858
Dime Community Bancshares, Inc.	13,137	133,078
ESSA Bancorp, Inc.	1,931	20,295
Federal Agricultural Mortgage Corp. Class C	4,884	92,943
Flushing Financial Corp.(a)	12,516	135,173
Kearny Financial Corp.(a)	4,276	37,800
OceanFirst Financial Corp.(a)	6,234	72,751
Ocwen Financial Corp.*(a)	25,282	333,975
Oritani Financial Corp.	4,829	62,101
Provident Financial Services, Inc.	15,098	162,304
Provident New York Bancorp(a)	9,644	56,128
Roma Financial Corp.(a)	1,769	14,417
Territorial Bancorp, Inc.(a)	2,529	48,430
TrustCo Bank Corp.(a)	24,544	109,466
United Financial Bancorp, Inc.(a)	2,963	40,563
ViewPoint Financial Group	6,218	71,196
Westfield Financial, Inc.	2,591	17,075
WSFS Financial Corp.	914	28,855

Total Thrifts & Mortgage Finance		1,653,694

		Fair
Investments	Shares	Value

Tobacco – 0.8%
Alliance One International, Inc.*(a)	115,953	$282,925
Universal Corp.	15,462	554,468

Total Tobacco		837,393
Trading Companies & Distributors – 0.8%
Aceto Corp.	4,551	24,075
Beacon Roofing Supply, Inc.*	9,538	152,513
CAI International, Inc.*	6,098	71,468
Houston Wire & Cable Co.(a)	3,369	38,710
Interline Brands, Inc.*	7,109	91,493
Kaman Corp.	4,981	138,721
Lawson Products, Inc.	977	13,209
Rush Enterprises, Inc. Class A*	4,299	60,874
TAL International Group, Inc.(a)	6,323	157,695
Titan Machinery, Inc.*	3,449	61,737

Total Trading Companies & Distributors		810,495
Water Utilities – 0.6%
American States Water Co.(a)	4,504	152,821
California Water Service Group	12,196	215,991
Connecticut Water Service, Inc.	1,720	43,034
Middlesex Water Co.	3,850	65,719
SJW Corp.(a)	3,228	70,274
York Water Co.	2,733	44,220

Total Water Utilities		592,059
Wireless Telecommunication Services – 0.4%
NTELOS Holdings Corp.	13,160	233,327
Shenandoah Telecommunications Co.	4,577	50,988
USA Mobility, Inc.	11,403	150,519

Total Wireless Telecommunication Services		434,834
TOTAL COMMON STOCKS (Cost: $120,215,859)		103,804,878
EXCHANGE-TRADED FUND – 0.4%
WisdomTree MidCap Earnings Fund(a)(b)
(Cost: $467,803)	8,401	397,871
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $14,175)	14,175	14,175
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 27.5%
MONEY MARKET FUND – 27.5%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $28,680,102)(e)	28,680,102	28,680,102
TOTAL INVESTMENTS IN SECURITIES – 127.4% (Cost: $149,377,939)(f)		132,897,026
Liabilities in Excess of Other Assets – (27.4)%		(28,588,142)

NET ASSETS – 100.0%		$104,308,884

See Notes to Financial Statements.

48	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2011

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $27,665,628 and the total market value of the collateral held by the Fund was $28,680,102.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	49

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.5%
Aerospace & Defense – 0.4%
Cubic Corp.	186	$7,267
Esterline Technologies Corp.*	329	17,055
Moog, Inc. Class A*	423	13,798
Teledyne Technologies, Inc.*	390	19,056
Textron, Inc.	1,461	25,772
Triumph Group, Inc.	527	25,686

Total Aerospace & Defense		108,634
Air Freight & Logistics – 0.0%
Atlas Air Worldwide Holdings, Inc.*	321	10,686
Airlines – 0.2%
Alaska Air Group, Inc.*	628	35,350
JetBlue Airways Corp.*(a)	2,708	11,103

Total Airlines		46,453
Auto Components – 1.1%
BorgWarner, Inc.*	794	48,061
Cooper Tire & Rubber Co.	748	8,146
Johnson Controls, Inc.	5,559	146,591
TRW Automotive Holdings Corp.*	2,410	78,879

Total Auto Components		281,677
Automobiles – 0.2%
Harley-Davidson, Inc.	1,806	62,000
Beverages – 0.2%
Constellation Brands, Inc. Class A*	2,553	45,954
Building Products – 0.3%
Owens Corning*	3,781	81,972
Capital Markets – 0.6%
Ameriprise Financial, Inc.	2,705	106,469
Raymond James Financial, Inc.	983	25,519
Stifel Financial Corp.*	626	16,626

Total Capital Markets		148,614
Chemicals – 3.6%
Ashland, Inc.	859	37,916
Cabot Corp.	728	18,040
CF Industries Holdings, Inc.	644	79,463
Cytec Industries, Inc.	392	13,775
Dow Chemical Co. (The)	9,106	204,521
E.I. du Pont de Nemours & Co.	8,350	333,750
Eastman Chemical Co.	842	57,702
NewMarket Corp.	170	25,818
PolyOne Corp.	1,986	21,270
PPG Industries, Inc.	1,202	84,933
Rockwood Holdings, Inc.*	733	24,695
Sensient Technologies Corp.	389	12,662
Solutia, Inc.*	1,081	13,891
Valspar Corp.	811	25,311
Westlake Chemical Corp.	508	17,414

Total Chemicals		971,161

Investments	Shares	Fair Value

Commercial Services & Supplies – 0.4%
ABM Industries, Inc.	469	$8,939
Avery Dennison Corp.	1,203	30,171
Clean Harbors, Inc.*	358	18,365
Deluxe Corp.	697	12,964
Geo Group, Inc. (The)*	568	10,542
Steelcase, Inc. Class A	576	3,635
United Stationers, Inc.	435	11,854

Total Commercial Services & Supplies		96,470
Communications Equipment – 0.2%
EchoStar Corp. Class A*	772	17,455
Loral Space & Communications, Inc.*	922	46,192

Total Communications Equipment		63,647
Computers & Peripherals – 0.7%
NCR Corp.*	1,143	19,305
SanDisk Corp.*	3,970	160,190

Total Computers & Peripherals		179,495
Construction & Engineering – 0.5%
EMCOR Group, Inc.*	756	15,369
Fluor Corp.	1,671	77,785
KBR, Inc.	1,322	31,239
MasTec, Inc.*	605	10,654

Total Construction & Engineering		135,047
Consumer Finance – 1.4%
Capital One Financial Corp.	8,297	328,810
Cash America International, Inc.	427	21,845
Credit Acceptance Corp.*	312	20,080
Ezcorp, Inc. Class A*	521	14,870

Total Consumer Finance		385,605
Containers & Packaging – 0.9%
Ball Corp.	2,109	65,421
Bemis Co., Inc.	1,015	29,750
Graphic Packaging Holding Co.*	2,030	7,003
Greif, Inc. Class A	627	26,892
Rock-Tenn Co. Class A	491	23,902
Sealed Air Corp.	1,718	28,691
Sonoco Products Co.	1,082	30,545
Temple-Inland, Inc.	1,220	38,271

Total Containers & Packaging		250,475
Distributors – 0.2%
Genuine Parts Co.	1,253	63,652
Diversified Consumer Services – 0.0%
Coinstar, Inc.*(a)	215	8,600
Diversified Financial Services – 0.2%
NASDAQ OMX Group, Inc. (The)*	2,420	55,999
Diversified Telecommunication Services – 12.9%
AT&T, Inc.	86,800	2,475,536
Verizon Communications, Inc.	26,960	992,128

Total Diversified Telecommunication Services		3,467,664

See Notes to Financial Statements.

50	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2011

Investments	Shares	Fair Value

Electric Utilities – 1.6%
Cleco Corp.	418	$14,271
Edison International	4,783	182,950
El Paso Electric Co.	408	13,093
Northeast Utilities	1,646	55,388
NV Energy, Inc.	2,246	33,039
Pepco Holdings, Inc.	2,861	54,130
PNM Resources, Inc.	1,250	20,537
Portland General Electric Co.	718	17,009
Unisource Energy Corp.	457	16,493
Westar Energy, Inc.	1,143	30,198

Total Electric Utilities		437,108
Electrical Equipment – 0.4%
Belden, Inc.	346	8,923
EnerSys*	506	10,130
General Cable Corp.*	341	7,963
GrafTech International Ltd.*	1,230	15,621
Hubbell, Inc. Class B	496	24,572
Polypore International, Inc.*	146	8,252
Regal-Beloit Corp.	311	14,113
Thomas & Betts Corp.*	388	15,485

Total Electrical Equipment		105,059
Electronic Equipment, Instruments & Components – 1.1%
Anixter International, Inc.	331	15,703
Arrow Electronics, Inc.*	1,697	47,143
Avnet, Inc.*	2,426	63,270
FEI Co.*	270	8,089
Ingram Micro, Inc. Class A*	2,148	34,647
IPG Photonics Corp.*	124	5,387
Jabil Circuit, Inc.	2,422	43,087
Molex, Inc.(a)	1,616	32,918
Tech Data Corp.*	607	26,241
TTM Technologies, Inc.*	632	6,010
Vishay Intertechnology, Inc.*	2,854	23,859

Total Electronic Equipment, Instruments & Components		306,354
Energy Equipment & Services – 2.2%
Baker Hughes, Inc.	1,974	91,120
Bristow Group, Inc.	417	17,693
Dresser-Rand Group, Inc.*	390	15,807
Halliburton Co.	5,676	173,231
Helmerich & Payne, Inc.	720	29,232
Lufkin Industries, Inc.	62	3,299
National Oilwell Varco, Inc.	3,251	166,516
Oil States International, Inc.*	347	17,669
Rowan Cos., Inc.*	1,119	33,783
SEACOR Holdings, Inc.	374	29,999
Superior Energy Services, Inc.*	559	14,668

Total Energy Equipment & Services		593,017
Food & Staples Retailing – 1.7%
BJ’s Wholesale Club, Inc.*	408	20,906
Casey’s General Stores, Inc.	479	20,908

Investments	Shares	Fair Value

Costco Wholesale Corp.	2,547	$209,160
Kroger Co. (The)	6,644	145,902
Ruddick Corp.	467	18,208
United Natural Foods, Inc.*	267	9,890
Whole Foods Market, Inc.	630	41,145

Total Food & Staples Retailing		466,119
Food Products – 1.6%
Archer-Daniels-Midland Co.	7,842	194,560
Corn Products International, Inc.	772	30,293
Darling International, Inc.*	481	6,056
Hain Celestial Group, Inc. (The)*	181	5,529
Hormel Foods Corp.	2,240	60,525
TreeHouse Foods, Inc.*	250	15,460
Tyson Foods, Inc. Class A	7,060	122,562

Total Food Products		434,985
Gas Utilities – 0.6%
Atmos Energy Corp.	796	25,830
Nicor, Inc.	366	20,134
Oneok, Inc.	748	49,398
Southwest Gas Corp.	418	15,119
UGI Corp.	1,003	26,349
WGL Holdings, Inc.	462	18,050

Total Gas Utilities		154,880
Health Care Equipment & Supplies – 0.2%
Cooper Cos., Inc. (The)	348	27,544
Hill-Rom Holdings, Inc.	515	15,461

Total Health Care Equipment & Supplies		43,005
Health Care Providers & Services – 9.7%
Aetna, Inc.	6,559	238,420
AMERIGROUP Corp.*(a)	613	23,913
AmerisourceBergen Corp.	2,238	83,410
Cardinal Health, Inc.	2,975	124,593
Centene Corp.*	431	12,357
CIGNA Corp.	4,564	191,414
Community Health Systems, Inc.*	1,214	20,201
Coventry Health Care, Inc.*	3,190	91,904
DaVita, Inc.*	795	49,823
Health Net, Inc.*	869	20,604
Healthspring, Inc.*	825	30,079
Humana, Inc.	2,543	184,952
LifePoint Hospitals, Inc.*	570	20,885
Magellan Health Services, Inc.*	393	18,982
McKesson Corp.	2,421	176,007
Omnicare, Inc.(a)	1,336	33,974
Tenet Healthcare Corp.*	25,600	105,728
UnitedHealth Group, Inc.	15,509	715,275
Universal American Corp.	1,248	12,555
Universal Health Services, Inc. Class B	868	29,512
Wellcare Health Plans, Inc.*	707	26,852
WellPoint, Inc.	6,068	396,119

Total Health Care Providers & Services		2,607,559

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2011

Investments	Shares	Fair Value

Hotels, Restaurants & Leisure – 0.4%
Brinker International, Inc.	767	$16,046
Chipotle Mexican Grill, Inc.*	88	26,660
Life Time Fitness, Inc.*(a)	386	14,224
Wyndham Worldwide Corp.	1,691	48,210

Total Hotels, Restaurants & Leisure		105,140
Household Durables – 0.5%
Fortune Brands, Inc.	1,134	61,326
Jarden Corp.	1,103	31,171
Newell Rubbermaid, Inc.	4,509	53,522

Total Household Durables		146,019
Independent Power Producers & Energy Traders – 0.2%
NRG Energy, Inc.*	2,983	63,269
Industrial Conglomerates – 0.1%
Seaboard Corp.	18	32,436
Insurance – 5.7%
American Financial Group, Inc.	2,043	63,476
Assurant, Inc.	2,362	84,560
Chubb Corp. (The)	5,003	300,130
CNA Financial Corp.	5,765	129,539
CNO Financial Group, Inc.*	5,398	29,203
Delphi Financial Group, Inc. Class A	800	17,216
Erie Indemnity Co. Class A	373	26,550
Kemper Corp.	946	22,666
Loews Corp.	4,369	150,949
Protective Life Corp.	1,283	20,053
Reinsurance Group of America, Inc.	1,340	61,573
Symetra Financial Corp.	2,006	16,349
Torchmark Corp.	1,683	58,669
Travelers Cos., Inc. (The)	7,631	371,859
Unum Group	4,832	101,279
W.R. Berkley Corp.	2,027	60,182

Total Insurance		1,514,253
Internet Software & Services – 0.0%
Ancestry.com, Inc.*	146	3,431
IT Services – 0.5%
CACI International, Inc. Class A*(a)	296	14,782
Convergys Corp.*	1,594	14,952
DST Systems, Inc.	735	32,215
Fidelity National Information Services, Inc.	2,744	66,734
VeriFone Systems, Inc.*	288	10,086

Total IT Services		138,769
Leisure Equipment & Products – 0.1%
Polaris Industries, Inc.	491	24,535
Machinery – 4.5%
Actuant Corp. Class A	573	11,317
AGCO Corp.*	648	22,401
Caterpillar, Inc.	3,615	266,932
Chart Industries, Inc.*	58	2,446
Crane Co.	507	18,095

Investments	Shares	Fair Value

Cummins, Inc.	1,324	$108,118
Deere & Co.	3,307	213,533
Dover Corp.	1,577	73,488
Eaton Corp.	2,607	92,548
Gardner Denver, Inc.	345	21,925
Joy Global, Inc.	739	46,099
Kennametal, Inc.	616	20,168
Lincoln Electric Holdings, Inc.	480	13,925
Middleby Corp.*	109	7,680
Mueller Industries, Inc.	235	9,069
Parker Hannifin Corp.	1,324	83,584
Robbins & Myers, Inc.	137	4,755
Snap-On, Inc.	491	21,800
SPX Corp.	477	21,613
Stanley Black & Decker, Inc.	1,426	70,017
Timken Co.	800	26,256
Trinity Industries, Inc.	310	6,637
WABCO Holdings, Inc.*	397	15,030
Wabtec Corp.	245	12,953
Watts Water Technologies, Inc. Class A	356	9,487

Total Machinery		1,199,876
Media – 5.2%
CBS Corp. Class B	4,574	93,218
Comcast Corp. Class A	21,627	452,004
Interpublic Group of Cos., Inc. (The)	2,915	20,988
News Corp. Class A	28,286	437,585
Time Warner Cable, Inc.	2,680	167,956
Viacom, Inc. Class B	5,403	209,312

Total Media		1,381,063
Metals & Mining – 0.1%
Globe Specialty Metals, Inc.	193	2,802
Reliance Steel & Aluminum Co.	516	17,549
Schnitzer Steel Industries, Inc. Class A	186	6,845
Worthington Industries, Inc.	586	8,187

Total Metals & Mining		35,383
Multiline Retail – 1.7%
99 Cents Only Stores*	569	10,481
Big Lots, Inc.*	742	25,844
Dillard’s, Inc. Class A	607	26,392
Dollar General Corp.*	2,863	108,107
Dollar Tree, Inc.*	1,063	79,842
Family Dollar Stores, Inc.	1,027	52,233
Macy’s, Inc.	5,343	140,628

Total Multiline Retail		443,527
Multi-Utilities – 1.5%
Alliant Energy Corp.	1,138	44,018
Ameren Corp.	3,675	109,405
Avista Corp.	612	14,596
CenterPoint Energy, Inc.	3,612	70,868
CMS Energy Corp.	2,556	50,583

See Notes to Financial Statements.

52	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2011

Investments	Shares	Fair Value

NiSource, Inc.	2,997	$64,076
OGE Energy Corp.	842	40,239

Total Multi-Utilities		393,785
Office Electronics – 0.4%
Xerox Corp.	15,802	110,140
Oil, Gas & Consumable Fuels – 29.9%
Chevron Corp.	26,386	2,441,233
ConocoPhillips	14,393	911,365
CVR Energy, Inc.*	176	3,721
El Paso Corp.	6,970	121,836
Exxon Mobil Corp.	52,067	3,781,626
Gulfport Energy Corp.*	180	4,352
Hess Corp.	4,354	228,411
HollyFrontier Corp.	452	11,852
Marathon Oil Corp.	7,576	163,490
Marathon Petroleum Corp.	3,757	101,664
Murphy Oil Corp.	1,570	69,331
Sunoco, Inc.	800	24,808
Williams Cos., Inc. (The)	5,609	136,523
World Fuel Services Corp.	585	19,100

Total Oil, Gas & Consumable Fuels		8,019,312
Paper & Forest Products – 0.6%
International Paper Co.	4,995	116,134
MeadWestvaco Corp.	1,494	36,692

Total Paper & Forest Products		152,826
Pharmaceuticals – 0.5%
Endo Pharmaceuticals Holdings, Inc.*	959	26,842
Impax Laboratories, Inc.*	1,268	22,710
Viropharma, Inc.*	888	16,046
Watson Pharmaceuticals, Inc.*	874	59,651

Total Pharmaceuticals		125,249
Road & Rail – 0.9%
Amerco, Inc.*	215	13,427
Avis Budget Group, Inc.*	1,040	10,057
CSX Corp.	8,887	165,920
Dollar Thrifty Automotive Group*(a)	306	17,228
Genesee & Wyoming, Inc. Class A*	220	10,234
Old Dominion Freight Line, Inc.*	287	8,314
Ryder System, Inc.	378	14,179

Total Road & Rail		239,359
Semiconductors & Semiconductor Equipment – 0.7%
Cirrus Logic, Inc.*	674	9,935
Cymer, Inc.*	240	8,923
Diodes, Inc.*	299	5,358
GT Advanced Technologies, Inc.*	2,289	16,069
Micron Technology, Inc.*	16,615	83,740
MKS Instruments, Inc.	603	13,091
RF Micro Devices, Inc.*	3,237	20,522
Skyworks Solutions, Inc.*	868	15,572
TriQuint Semiconductor, Inc.*	2,256	11,325

Total Semiconductors & Semiconductor Equipment		184,535

Investments	Shares	Fair Value

Software – 0.0%
TIBCO Software, Inc.*	431	$9,650
Specialty Retail – 1.7%
Advance Auto Parts, Inc.	778	45,202
ANN, Inc.*	341	7,788
Ascena Retail Group, Inc.*	773	20,925
AutoNation, Inc.*(a)	1,118	36,648
Cabela’s, Inc.*	743	15,224
CarMax, Inc.*(a)	1,628	38,828
Dick’s Sporting Goods, Inc.*	693	23,188
DSW, Inc. Class A	359	16,579
Foot Locker, Inc.	1,268	25,474
GameStop Corp. Class A*(a)	2,344	54,146
JOS A Bank Clothiers, Inc.*	209	9,746
O’Reilly Automotive, Inc.*	1,110	73,959
Penske Automotive Group, Inc.(a)	830	13,280
Rent-A-Center, Inc.	815	22,372
Tractor Supply Co.	392	24,520
Ulta Salon Cosmetics & Fragrance, Inc.*	230	14,313
Williams-Sonoma, Inc.	674	20,752

Total Specialty Retail		462,944
Textiles, Apparel & Luxury Goods – 0.8%
Deckers Outdoor Corp.*	251	23,408
Fossil, Inc.*	390	31,613
PVH Corp.	765	44,554
Ralph Lauren Corp.	673	87,288
Steven Madden Ltd.*	301	9,060
Under Armour, Inc. Class A*(a)	119	7,903

Total Textiles, Apparel & Luxury Goods		203,826
Trading Companies & Distributors – 0.1%
Applied Industrial Technologies, Inc.	447	12,141
GATX Corp.	250	7,747
WESCO International, Inc.*	301	10,099

Total Trading Companies & Distributors		29,987
Water Utilities – 0.2%
American Water Works Co., Inc.	1,371	41,377
Wireless Telecommunication Services – 0.1%
MetroPCS Communications, Inc.*	2,784	24,249
TOTAL COMMON STOCKS (Cost: $28,891,484)		26,696,831
EXCHANGE-TRADED FUNDS – 0.4%
WisdomTree Earnings 500 Fund(b)	1,850	74,000
WisdomTree MidCap Earnings Fund(a)(b)	665	31,495

TOTAL EXCHANGE-TRADED FUNDS (Cost: $108,881)		105,495
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $3,497)	3,497	3,497

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	53

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2011

Investments	Shares	Fair Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
MONEY MARKET FUND – 1.1%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $284,442)(e)	284,442	$284,442
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $29,288,304)(f)		27,090,265
Liabilities in Excess of Cash and Other Assets – (1.0)%		(272,947)

NET ASSETS – 100.0%		$26,817,318
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $276,251 and the total market value of the collateral held by the Fund was $284,442.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

54	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.9%
Aerospace & Defense – 0.3%
Cubic Corp.	126	$4,923
HEICO Corp.(a)	109	5,367
TransDigm Group, Inc.*	232	18,948
Triumph Group, Inc.	306	14,914

Total Aerospace & Defense		44,152
Air Freight & Logistics – 0.4%
Atlas Air Worldwide Holdings, Inc.*	206	6,858
C.H. Robinson Worldwide, Inc.	452	30,948
Expeditors International of Washington, Inc.	591	23,965

Total Air Freight & Logistics		61,771
Airlines – 0.1%
Alaska Air Group, Inc.*	376	21,165
Auto Components – 0.6%
BorgWarner, Inc.*	488	29,539
Cooper Tire & Rubber Co.	479	5,216
Gentex Corp.	439	10,558
TRW Automotive Holdings Corp.*	1,502	49,160

Total Auto Components		94,473
Automobiles – 0.0%
Thor Industries, Inc.	268	5,936
Beverages – 4.2%
Coca-Cola Enterprises, Inc.	2,375	59,090
Hansen Natural Corp.*	297	25,925
PepsiCo, Inc.	9,659	597,892

Total Beverages		682,907
Biotechnology – 0.7%
Alexion Pharmaceuticals, Inc.*	167	10,698
Celgene Corp.*	1,452	89,907
United Therapeutics Corp.*	138	5,174

Total Biotechnology		105,779
Building Products – 0.3%
Owens Corning*	2,345	50,840
Capital Markets – 2.5%
Affiliated Managers Group, Inc.*	115	8,976
Ameriprise Financial, Inc.	1,671	65,771
BlackRock, Inc.	967	143,125
Franklin Resources, Inc.	1,129	107,977
Raymond James Financial, Inc.	619	16,069
Stifel Financial Corp.*	397	10,544
T. Rowe Price Group, Inc.	884	42,229
Waddell & Reed Financial, Inc. Class A	347	8,678

Total Capital Markets		403,369
Chemicals – 3.3%
Albemarle Corp.	497	20,079
Cabot Corp.	461	11,424
Celanese Corp. Series A	1,065	34,644
CF Industries Holdings, Inc.	399	49,233
E.I. du Pont de Nemours & Co.	5,132	205,125

Investments	Shares	Fair Value

Eastman Chemical Co.	521	$35,704
Mosaic Co. (The)	1,803	88,293
Nalco Holding Co.	826	28,893
NewMarket Corp.	102	15,491
PolyOne Corp.	1,181	12,648
Rockwood Holdings, Inc.*	442	14,891
Solutia, Inc.*	688	8,841
Westlake Chemical Corp.	321	11,004

Total Chemicals		536,270
Commercial Banks – 0.1%
Signature Bank*	159	7,589
SVB Financial Group*	146	5,402

Total Commercial Banks		12,991
Commercial Services & Supplies – 0.3%
Clean Harbors, Inc.*	228	11,696
Deluxe Corp.	447	8,314
Herman Miller, Inc.	238	4,251
Steelcase, Inc. Class A	396	2,499
Stericycle, Inc.*	218	17,597

Total Commercial Services & Supplies		44,357
Communications Equipment – 0.7%
Acme Packet, Inc.*	57	2,428
ADTRAN, Inc.	240	6,350
EchoStar Corp. Class A*	490	11,079
F5 Networks, Inc.*	164	11,652
InterDigital, Inc.(a)	297	13,834
Juniper Networks, Inc.*	1,440	24,854
Loral Space & Communications, Inc.*	568	28,458
Polycom, Inc.*	290	5,327
Riverbed Technology, Inc.*	115	2,295

Total Communications Equipment		106,277
Computers & Peripherals – 12.1%
Apple, Inc.*	4,335	1,652,416
EMC Corp.*	6,623	139,017
NCR Corp.*	669	11,299
NetApp, Inc.*	1,127	38,250
SanDisk Corp.*	2,452	98,938

Total Computers & Peripherals		1,939,920
Construction & Engineering – 0.0%
MasTec, Inc.*	395	6,956
Consumer Finance – 0.1%
Credit Acceptance Corp.*	199	12,808
Ezcorp, Inc. Class A*	335	9,561

Total Consumer Finance		22,369
Containers & Packaging – 0.7%
Ball Corp.	1,316	40,822
Bemis Co., Inc.	609	17,850
Greif, Inc. Class A	375	16,084

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2011

Investments	Shares	Fair Value

Rock-Tenn Co. Class A	293	$14,263
Temple-Inland, Inc.	729	22,869

Total Containers & Packaging		111,888
Diversified Consumer Services – 0.1%
Coinstar, Inc.*(a)	143	5,720
Sotheby’s	297	8,188

Total Diversified Consumer Services		13,908
Diversified Financial Services – 0.8%
Leucadia National Corp.	4,734	107,368
MSCI, Inc. Class A*	319	9,675
Portfolio Recovery Associates, Inc.*	78	4,853

Total Diversified Financial Services		121,896
Diversified Telecommunication Services – 0.8%
CenturyLink, Inc.	2,331	77,203
Frontier Communications Corp.	3,107	18,984
Windstream Corp.(a)	2,787	32,496

Total Diversified Telecommunication Services		128,683
Electric Utilities – 0.1%
Cleco Corp.	271	9,252
Electrical Equipment – 0.6%
AMETEK, Inc.	576	18,991
EnerSys*	273	5,465
General Cable Corp.*	196	4,577
GrafTech International Ltd.*	782	9,931
II-VI, Inc.*	250	4,375
Polypore International, Inc.*	96	5,426
Rockwell Automation, Inc.	476	26,656
Roper Industries, Inc.	330	22,740

Total Electrical Equipment		98,161
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp. Class A	832	33,921
Arrow Electronics, Inc.*	1,059	29,419
Avnet, Inc.*	1,514	39,484
IPG Photonics Corp.*	86	3,736
Jabil Circuit, Inc.	1,465	26,062
Molex, Inc.(a)	1,018	20,737
National Instruments Corp.	296	6,767
Trimble Navigation Ltd.*	194	6,509
TTM Technologies, Inc.*	416	3,956
Vishay Intertechnology, Inc.*	1,789	14,956

Total Electronic Equipment, Instruments & Components		185,547
Energy Equipment & Services – 2.1%
Baker Hughes, Inc.	1,221	56,361
CARBO Ceramics, Inc.	55	5,639
Halliburton Co.	3,525	107,584
Helmerich & Payne, Inc.	433	17,580
Lufkin Industries, Inc.	45	2,394
National Oilwell Varco, Inc.	2,004	102,645
Oil States International, Inc.*	204	10,388

Investments	Shares	Fair Value

SEACOR Holdings, Inc.	236	$18,930
Superior Energy Services, Inc.*	327	8,580

Total Energy Equipment & Services		330,101
Food & Staples Retailing – 0.2%
United Natural Foods, Inc.*	149	5,519
Whole Foods Market, Inc.	380	24,818

Total Food & Staples Retailing		30,337
Food Products – 0.2%
Corn Products International, Inc.	466	18,285
Darling International, Inc.*	325	4,092
Green Mountain Coffee Roasters, Inc.*	141	13,105

Total Food Products		35,482
Gas Utilities – 0.2%
Oneok, Inc.	451	29,784
Health Care Equipment & Supplies – 0.4%
Cooper Cos., Inc. (The)	209	16,542
Edwards Lifesciences Corp.*	252	17,963
Intuitive Surgical, Inc.*	93	33,878

Total Health Care Equipment & Supplies		68,383
Health Care Providers & Services – 1.9%
AMERIGROUP Corp.*(a)	378	14,746
Catalyst Health Solutions, Inc.*	135	7,788
Express Scripts, Inc.*	2,036	75,475
Health Management Associates, Inc. Class A*	1,376	9,522
Healthspring, Inc.*	495	18,048
HMS Holdings Corp.*	147	3,585
Humana, Inc.	1,560	113,459
Tenet Healthcare Corp.*	15,888	65,617

Total Health Care Providers & Services		308,240
Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.*	126	2,271
athenahealth, Inc.*	31	1,846
Quality Systems, Inc.(a)	58	5,626

Total Health Care Technology		9,743
Hotels, Restaurants & Leisure – 1.6%
Chipotle Mexican Grill, Inc.*	57	17,268
Panera Bread Co. Class A*	78	8,107
Starbucks Corp.	2,665	99,378
Vail Resorts, Inc.	74	2,796
Wynn Resorts Ltd.	146	16,802
Yum! Brands, Inc.	2,159	106,634

Total Hotels, Restaurants & Leisure		250,985
Household Durables – 0.1%
Tempur-Pedic International, Inc.*	240	12,626
Household Products – 0.3%
Clorox Co. (The)	798	52,931
Industrial Conglomerates – 0.1%
Seaboard Corp.	11	19,822

See Notes to Financial Statements.

56	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2011

Investments	Shares	Fair Value

Internet & Catalog Retail – 1.1%
Amazon.com, Inc.*	555	$120,009
NetFlix, Inc.*(a)	58	6,563
priceline.com, Inc.*	92	41,350
Shutterfly, Inc.*	27	1,112

Total Internet & Catalog Retail		169,034
Internet Software & Services – 0.1%
Ancestry.com, Inc.*	104	2,444
OpenTable, Inc.*(a)	13	598
Rackspace Hosting, Inc.*	92	3,141
VeriSign, Inc.	204	5,836

Total Internet Software & Services		12,019
IT Services – 1.5%
Cognizant Technology Solutions Corp. Class A*	805	50,474
DST Systems, Inc.	465	20,381
Fidelity National Information Services, Inc.	1,712	41,636
Gartner, Inc.*	226	7,881
Jack Henry & Associates, Inc.	345	9,998
Syntel, Inc.	176	7,601
Teradata Corp.*	529	28,317
VeriFone Systems, Inc.*	185	6,479
Western Union Co. (The)	4,071	62,245
Wright Express Corp.*	147	5,592

Total IT Services		240,604
Leisure Equipment & Products – 0.1%
Polaris Industries, Inc.	299	14,941
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.*	1,714	53,563
Bruker Corp.*	479	6,481
Illumina, Inc.*	162	6,629
Mettler-Toledo International, Inc.*	119	16,655

Total Life Sciences Tools & Services		83,328
Machinery – 4.4%
Caterpillar, Inc.	2,229	164,590
Chart Industries, Inc.*	46	1,940
Cummins, Inc.	821	67,043
Deere & Co.	2,039	131,659
Donaldson Co., Inc.	297	16,276
Dover Corp.	982	45,761
Gardner Denver, Inc.	206	13,091
Graco, Inc.	206	7,033
Joy Global, Inc.	450	28,071
Kennametal, Inc.	392	12,834
Lincoln Electric Holdings, Inc.	309	8,964
Middleby Corp.*	74	5,214
Mueller Industries, Inc.	155	5,981
Nordson Corp.	295	11,723
Oshkosh Corp.*	2,003	31,527
PACCAR, Inc.	784	26,515
Parker Hannifin Corp.	825	52,082
Robbins & Myers, Inc.	94	3,263

Investments	Shares	Fair Value

Stanley Black & Decker, Inc.	889	$43,650
Timken Co.	503	16,508
WABCO Holdings, Inc.*	253	9,579
Wabtec Corp.	158	8,353

Total Machinery		711,657
Marine – 0.0%
Alexander & Baldwin, Inc.	85	3,105
Media – 0.5%
CBS Corp. Class B	2,838	57,838
Scripps Networks Interactive, Inc. Class A	775	28,807

Total Media		86,645
Metals & Mining – 2.5%
Allegheny Technologies, Inc.	94	3,477
Allied Nevada Gold Corp.*	78	2,793
Cliffs Natural Resources, Inc.	928	47,486
Compass Minerals International, Inc.	149	9,950
Freeport-McMoRan Copper & Gold, Inc.	7,282	221,737
Globe Specialty Metals, Inc.	139	2,018
Hecla Mining Co.*	335	1,796
Royal Gold, Inc.	86	5,509
Schnitzer Steel Industries, Inc. Class A	124	4,563
Southern Copper Corp.	3,696	92,363
Walter Energy, Inc.	260	15,603

Total Metals & Mining		407,295
Multiline Retail – 0.4%
Dillard’s, Inc. Class A	364	15,827
Dollar Tree, Inc.*	655	49,197

Total Multiline Retail		65,024
Multi-Utilities – 0.2%
OGE Energy Corp.	506	24,182
Office Electronics – 0.0%
Zebra Technologies Corp. Class A*	240	7,426
Oil, Gas & Consumable Fuels – 29.6%
Alpha Natural Resources, Inc.*	193	3,414
Arch Coal, Inc.	322	4,695
Berry Petroleum Co. Class A	46	1,627
Chevron Corp.	16,248	1,503,265
Concho Resources, Inc.*	166	11,809
ConocoPhillips	8,858	560,889
Continental Resources, Inc.*	218	10,545
CVR Energy, Inc.*	128	2,706
El Paso Corp.	4,323	75,566
EOG Resources, Inc.	125	8,876
Exxon Mobil Corp.	32,067	2,329,025
Gulfport Energy Corp.*	126	3,047
HollyFrontier Corp.	290	7,604
Marathon Oil Corp.	4,670	100,779
Marathon Petroleum Corp.	2,326	62,942
Northern Oil and Gas, Inc.*(a)	23	446
Peabody Energy Corp.	1,075	36,421

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2011

Investments	Shares	Fair Value

Sunoco, Inc.	480	$14,885
World Fuel Services Corp.	344	11,232

Total Oil, Gas & Consumable Fuels		4,749,773
Personal Products – 0.4%
Estee Lauder Cos., Inc. (The) Class A	653	57,360
Pharmaceuticals – 7.5%
Endo Pharmaceuticals Holdings, Inc.*	608	17,018
Impax Laboratories, Inc.*	800	14,328
Merck & Co., Inc.	33,622	1,099,775
Perrigo Co.	309	30,007
Viropharma, Inc.*	576	10,408
Watson Pharmaceuticals, Inc.*	537	36,650

Total Pharmaceuticals		1,208,186
Professional Services – 0.1%
Corporate Executive Board Co. (The)	115	3,427
IHS, Inc. Class A*	163	12,194

Total Professional Services		15,621
Real Estate Investment Trusts (REITs) – 0.0%
Entertainment Properties Trust	198	7,718
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc. Class A*	730	9,826
Road & Rail – 2.3%
Amerco, Inc.*	137	8,556
Avis Budget Group, Inc.*	668	6,460
CSX Corp.	5,517	103,002
Dollar Thrifty Automotive Group*	195	10,979
Genesee & Wyoming, Inc. Class A*	143	6,652
Kansas City Southern*	395	19,734
Old Dominion Freight Line, Inc.*	191	5,533
Union Pacific Corp.	2,569	209,810

Total Road & Rail		370,726
Semiconductors & Semiconductor Equipment – 5.0%
Altera Corp.	1,608	50,700
Amkor Technology, Inc.*	3,500	15,260
Analog Devices, Inc.	1,872	58,500
Applied Materials, Inc.	8,777	90,843
Broadcom Corp. Class A*	2,603	86,654
Cirrus Logic, Inc.*(a)	441	6,500
Cymer, Inc.*	157	5,837
Diodes, Inc.*	197	3,530
First Solar, Inc.*(a)	407	25,726
GT Advanced Technologies, Inc.*(a)	1,363	9,568
Hittite Microwave Corp.*	107	5,211
Maxim Integrated Products, Inc.	1,654	38,588
Microchip Technology, Inc.(a)	888	27,626
Micron Technology, Inc.*	10,258	51,700
Microsemi Corp.*	291	4,650
MKS Instruments, Inc.	388	8,423
ON Semiconductor Corp.*	2,863	20,528
RF Micro Devices, Inc.*	1,922	12,185
Semtech Corp.*	280	5,908

Investments	Shares	Fair Value

Skyworks Solutions, Inc.*	553	$9,921
SunPower Corp. Class A*(a)	455	3,681
Texas Instruments, Inc.	7,949	211,842
TriQuint Semiconductor, Inc.*	1,435	7,204
Xilinx, Inc.(a)	1,801	49,419

Total Semiconductors & Semiconductor Equipment		810,004
Software – 4.6%
Ariba, Inc.*	58	1,607
Autodesk, Inc.*	454	12,612
Citrix Systems, Inc.*	325	17,722
CommVault Systems, Inc.*	49	1,816
Fortinet, Inc.*	176	2,957
Informatica Corp.*	149	6,102
MICROS Systems, Inc.*	222	9,748
MicroStrategy, Inc. Class A*	28	3,194
Oracle Corp.	22,025	632,999
Red Hat, Inc.*	214	9,044
Salesforce.com, Inc.*	42	4,800
SolarWinds, Inc.*	169	3,721
Synchronoss Technologies, Inc.*	32	797
TIBCO Software, Inc.*	283	6,336
VMware, Inc. Class A*	364	29,258

Total Software		742,713
Specialty Retail – 0.7%
Advance Auto Parts, Inc.	469	27,248
AutoNation, Inc.*	670	21,963
Dick’s Sporting Goods, Inc.*	411	13,752
DSW, Inc. Class A	215	9,929
Tractor Supply Co.	233	14,574
Ulta Salon Cosmetics & Fragrance, Inc.*	134	8,339
Williams-Sonoma, Inc.	429	13,209

Total Specialty Retail		109,014
Textiles, Apparel & Luxury Goods – 0.9%
Deckers Outdoor Corp.*	147	13,709
Fossil, Inc.*	237	19,211
Hanesbrands, Inc.*	724	18,107
Iconix Brand Group, Inc.*	345	5,451
PVH Corp.	465	27,082
Ralph Lauren Corp.	417	54,085
Steven Madden Ltd.*	199	5,990
Under Armour, Inc. Class A*(a)	85	5,645

Total Textiles, Apparel & Luxury Goods		149,280
Trading Companies & Distributors – 0.1%
MSC Industrial Direct Co. Class A	204	11,518
Watsco, Inc.	101	5,161
WESCO International, Inc.*	175	5,871

Total Trading Companies & Distributors		22,550
Wireless Telecommunication Services – 0.1%
MetroPCS Communications, Inc.*	1,747	15,216
TOTAL COMMON STOCKS
(Cost: $18,400,472)		16,050,548

See Notes to Financial Statements.

58	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2011

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
MONEY MARKET FUND – 1.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $230,053)(c)	230,053	$230,053
TOTAL INVESTMENTS IN SECURITIES – 101.3%
(Cost: $18,630,525)(d)		16,280,601
Liabilities in Excess of Cash and Other Assets – (1.3)%		(214,920)

NET ASSETS – 100.0%		$16,065,681
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Interest rate shown reflects yield as of September 30, 2011.

(c)	At September 30, 2011, the total market value of the Fund’s securities on loan was $222,462 and the total market value of the collateral held by the Fund was $230,053.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	59

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.7%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	66,677	$2,088,600
Auto Components – 0.6%
Amtek Auto Ltd.	655,773	1,720,609
Bharat Forge Ltd.	292,299	1,600,408
Exide Industries Ltd.	696,552	1,843,249

Total Auto Components		5,164,266
Automobiles – 6.9%
Bajaj Auto Ltd.	226,824	7,113,636
Hero Motocorp Ltd.	154,036	6,107,185
Mahindra & Mahindra Ltd.	827,512	13,597,556
Maruti Suzuki India Ltd.	231,540	5,120,119
Tata Motors Ltd.	9,634,122	30,697,391

Total Automobiles		62,635,887
Building Products – 0.3%
Sintex Industries Ltd.	1,150,779	2,988,853
Capital Markets – 0.2%
India Infoline Ltd.	1,104,039	1,579,131
Chemicals – 1.5%
Asian Paints Ltd.	38,612	2,489,420
Coromandel International Ltd.	283,540	1,765,503
Grasim Industries Ltd.	60,598	2,897,567
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	53
Gujarat State Fertilisers & Chemicals Ltd.	220,164	1,987,882
Sterling Biotech Ltd.	7,474	10,622
Tata Chemicals Ltd.	289,807	1,870,801
United Phosphorus Ltd.	938,357	2,638,321

Total Chemicals		13,660,169
Commercial Banks – 15.7%
Allahabad Bank	791,667	2,548,368
Andhra Bank	1,041,582	2,631,869
Axis Bank Ltd.	646,517	13,450,458
Bank of Baroda	467,298	7,273,533
Bank of India	735,427	4,733,912
Canara Bank	837,269	7,591,410
Central Bank of India	1,169,729	2,452,908
Corp. Bank	279,078	2,403,290
Dena Bank Ltd.	964,962	1,533,891
Federal Bank Ltd.	357,091	2,684,654
HDFC Bank Ltd.	1,722,097	16,443,873
ICICI Bank Ltd.	1,470,492	26,284,199
IDBI Bank Ltd.	1,575,008	3,297,949
Indian Bank	809,669	3,532,951
Indian Overseas Bank	1,116,216	2,110,497
IndusInd Bank Ltd.	11,000	58,903
Jammu & Kashmir Bank Ltd.	160,240	2,625,024
Karnataka Bank Ltd.	756,258	1,298,648
Oriental Bank of Commerce	493,290	2,942,617
Punjab National Bank	183,180	3,564,483
South Indian Bank Ltd.	3,741,370	1,699,755
State Bank of India	497,619	19,417,556
Syndicate Bank	1,112,013	2,362,531

Investments	Shares	Fair Value

UCO Bank	1,455,516	$1,945,146
Union Bank of India Ltd.	668,268	3,338,952
Yes Bank Ltd.	629,760	3,504,667

Total Commercial Banks		141,732,044
Construction & Engineering – 1.7%
Era Infra Engineering Ltd.	499,772	1,570,493
IRB Infrastructure Developers Ltd.	425,423	1,415,471
Lanco Infratech Ltd.*	4,190,751	1,347,715
Larsen & Toubro Ltd.	291,425	8,078,378
NCC Ltd.	1,577,298	1,943,643
Voltas Ltd.	636,937	1,445,545

Total Construction & Engineering		15,801,245
Construction Materials – 1.1%
ACC Ltd.	114,274	2,563,261
Ambuja Cements Ltd.	1,371,659	4,170,291
Ultratech Cement Ltd.	134,922	3,145,012

Total Construction Materials		9,878,564
Consumer Finance – 1.0%
Mahindra & Mahindra Financial Services Ltd.	166,081	2,234,930
Manappuram Finance Ltd.	1,359,124	1,456,948
Shriram Transport Finance Co., Ltd.	444,454	5,557,603

Total Consumer Finance		9,249,481
Containers & Packaging – 0.3%
Uflex Ltd.	913,728	2,628,775
Diversified Consumer Services – 0.2%
Educomp Solutions Ltd.	291,272	1,417,851
Diversified Financial Services – 2.7%
Bajaj Holdings and Investment Ltd.	356,389	5,235,043
Indiabulls Financial Services Ltd.	1,318,437	4,239,996
Kotak Mahindra Bank Ltd.	548,753	5,150,827
Reliance Capital Ltd.	231,316	1,488,499
Rural Electrification Corp., Ltd.	2,356,413	8,367,131

Total Diversified Financial Services		24,481,496
Diversified Telecommunication Services – 0.1%
Tulip Telecom Ltd.	425,385	1,383,207
Electric Utilities – 2.4%
CESC Ltd.	290,261	1,645,257
Power Grid Corp. of India Ltd.	2,818,514	5,665,803
Reliance Infrastructure Ltd.	668,803	5,099,836
Tata Power Co., Ltd.	3,305,740	6,739,727
Torrent Power Ltd.	512,846	2,343,018

Total Electric Utilities		21,493,641
Electrical Equipment – 1.6%
Bharat Heavy Electricals Ltd.	360,906	12,082,890
Crompton Greaves Ltd.	721,465	2,246,522

Total Electrical Equipment		14,329,412
Food Products – 0.7%
Balrampur Chini Mills Ltd.	1,375,459	1,294,715
Nestle India Ltd.	21,998	1,909,907
Shree Renuka Sugars Ltd.	2,856,721	3,213,993

Total Food Products		6,418,615

See Notes to Financial Statements.

60	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2011

Investments	Shares	Fair Value

Gas Utilities – 1.0%
GAIL India Ltd.	965,480	$8,093,472
Gujarat State Petronet Ltd.	620,589	1,337,482

Total Gas Utilities		9,430,954
Health Care Equipment & Supplies – 0.2%
Opto Circuits India Ltd.	367,083	1,656,464
Household Durables – 0.0%
Videocon Industries Ltd.	14,930	51,184
Household Products - 1.1%
Hindustan Unilever Ltd.	1,370,918	9,534,143
Independent Power Producers & Energy Traders – 1.9%
JSW Energy Ltd.	1,907,135	2,122,284
NHPC Ltd.	5,697,570	2,733,903
NTPC Ltd.	3,642,606	12,469,278

Total Independent Power Producers & Energy Traders		17,325,465
Industrial Conglomerates – 1.3%
Aditya Birla Nuvo Ltd.	108,177	2,017,206
Jaiprakash Associates Ltd.	5,439,410	8,079,981
Siemens Ltd.	106,432	1,820,590

Total Industrial Conglomerates		11,917,777
Insurance – 0.3%
Bajaj Finserv Ltd.	230,312	2,466,067
IT Services – 11.6%
Core Education & Technologies Ltd.	207,924	1,218,250
HCL Infosystems Ltd.	304,085	384,957
HCL Technologies Ltd.	467,224	3,903,312
Infosys Ltd.	1,214,551	62,818,139
Mphasis Ltd.	451,507	3,169,077
Patni Computer Systems Ltd.*	382,559	2,256,297
Rolta India Ltd.	644,926	1,090,350
Tata Consultancy Services Ltd.	904,678	19,161,256
Tech Mahindra Ltd.	108,059	1,266,811
Wipro Ltd.	1,413,791	9,838,080

Total IT Services		105,106,529
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	104,316	1,566,604
Machinery – 0.4%
Ashok Leyland Ltd.	3,334,975	1,777,292
Cummins India Ltd.	184,092	1,557,311
Thermax Ltd.	1,710	15,445

Total Machinery		3,350,048
Marine – 0.2%
Essar Shipping Ltd.*	162,620	139,958
Shipping Corp. of India Ltd.	1,068,076	1,811,204

Total Marine		1,951,162

Investments	Shares	Fair Value

Media – 0.5%
Sun TV Network Ltd.	336,192	$1,593,608
Zee Entertainment Enterprises Ltd.	1,381,293	3,315,386

Total Media		4,908,994
Metals & Mining – 9.6%
Bhushan Steel Ltd.	361,766	2,466,066
Gujarat Mineral Development Corp., Ltd.	9,419	32,608
Hindalco Industries Ltd.	3,033,965	8,143,230
Hindustan Zinc Ltd.	940,079	2,280,375
Jindal Saw Ltd.	951,987	2,653,318
Jindal Steel & Power Ltd.	1,185,349	12,246,791
JSW Steel Ltd.	560,104	6,770,425
MOIL Ltd.	253,048	1,448,018
National Aluminium Co., Ltd.	1,147,105	1,447,495
NMDC Ltd.	849,463	3,939,878
Sesa Goa Ltd.	2,428,134	9,943,079
Steel Authority of India Ltd.	2,921,204	6,301,689
Sterlite Industries India Ltd.	4,170,480	9,682,156
Tata Steel Ltd.	1,957,412	16,600,532
Welspun Corp., Ltd.	1,205,513	2,753,173

Total Metals & Mining		86,708,833
Oil, Gas & Consumable Fuels - 19.7%
Bharat Petroleum Corp., Ltd.	250,087	3,307,940
Cairn India Ltd.*	2,245,048	12,491,589
Coal India Ltd.	1,172,055	7,974,042
Essar Oil Ltd.*	1,025,789	1,685,038
Essar Shipping Ports & Logistics Ltd.*	184,596	219,932
Great Eastern Shipping Co., Ltd. (The)	323,392	1,654,103
Hindustan Petroleum Corp., Ltd.	486,745	3,643,009
Indian Oil Corp., Ltd.	2,138,274	13,598,069
Mangalore Refinery & Petrochemicals Ltd.	1,178,946	1,494,896
Oil & Natural Gas Corp., Ltd.	8,553,103	46,472,297
Oil India Ltd.	195,294	5,380,704
Petronet LNG Ltd.	423,812	1,383,717
Reliance Industries Ltd.	4,761,758	78,594,530

Total Oil, Gas & Consumable Fuels		177,899,866
Personal Products – 0.3%
Dabur India Ltd.	684,334	1,439,232
Godrej Consumer Products Ltd.	205,503	1,680,530

Total Personal Products		3,119,762
Pharmaceuticals – 3.3%
Aurobindo Pharma Ltd.	1,044,693	2,646,129
Cadila Healthcare Ltd.	104,020	1,612,071
Cipla Ltd.	650,146	3,734,938
Dr. Reddy’s Laboratories Ltd.	150,334	4,552,688
GlaxoSmithKline Pharmaceuticals Ltd.	34,214	1,460,775
Glenmark Pharmaceuticals Ltd.	298,710	1,969,748
Lupin Ltd.	277,221	2,685,039
Ranbaxy Laboratories Ltd.	401,915	4,216,927
Sun Pharmaceutical Industries Ltd.	776,060	7,328,795

Total Pharmaceuticals		30,207,110

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	61

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2011

Investments	Shares	Fair Value

Real Estate Management & Development – 1.7%
DLF Ltd.	1,040,257	$4,649,561
Housing Development & Infrastructure Ltd.*	3,151,491	6,302,982
Indiabulls Real Estate Ltd.	867,947	1,296,382
Orbit Corp., Ltd.	115,300	76,043
Unitech Ltd.*	5,772,995	3,088,361

Total Real Estate Management & Development		15,413,329
Road & Rail – 0.3%
Container Corp. of India	131,021	2,592,865
Software – 0.3%
Oracle Financial Services Software Ltd.*	63,135	2,449,857
Textiles, Apparel & Luxury Goods – 0.6%
Alok Industries Ltd.	5,384,358	2,017,416
Rajesh Exports Ltd.	615,690	1,528,068
S Kumars Nationwide Ltd.	1,854,996	1,590,808

Total Textiles, Apparel & Luxury Goods		5,136,292
Thrifts & Mortgage Finance – 3.4%
Dewan Housing Finance Corp., Ltd.	362,936	1,745,205
Housing Development Finance Corp.	2,182,720	28,563,660

Total Thrifts & Mortgage Finance		30,308,865
Tobacco – 1.2%
ITC Ltd.	2,584,813	10,450,086
Trading Companies & Distributors – 0.6%
Adani Enterprises Ltd.	473,128	5,089,688
Transportation Infrastructure – 0.4%
Jaypee Infratech Ltd.	1,607,266	1,736,077
Mundra Port and Special Economic Zone Ltd.	511,531	1,716,593

Total Transportation Infrastructure		3,452,670
Wireless Telecommunication Services – 2.4%
Bharti Airtel Ltd.	2,136,961	16,493,543
Idea Cellular Ltd.*	1,037,070	2,085,787
Reliance Communications Ltd.	2,255,188	3,303,925

Total Wireless Telecommunication Services		21,883,255
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $922,627,210)(a)		900,909,106
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		2,715,953

NET ASSETS – 100.0%		$903,625,059
*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

62	WisdomTree Domestic and International Earnings Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic and International Earnings Funds

September 30, 2011

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$47,941,485	$63,672,332	$128,690,036	$148,910,136	$29,179,423	$18,630,525	$922,627,210

Investment in affiliate, at cost (Note 7)	114,377	179,598	598,224	467,803	108,881	—	—

Foreign currency, at cost	—	—	—	—	—	—	8,962,290
Investments in securities, at fair value (including securities on loan)[1]	44,053,269	57,314,244	113,370,505	132,499,155	26,984,770	16,280,601	900,909,106

Investment in affiliate, at fair value (Note 7)	110,325	179,257	569,121	397,871	105,495	—	—

Cash	930	—	7,946	—	622	1,764	136,814

Foreign currency, at fair value	—	—	—	—	—	—	9,036,402

Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	1,479

Receivables:

Dividends and interest	51,524	69,014	109,310	126,695	18,467	18,740	1,052,948

Investment securities sold	—	—	—	—	—	—	1,264,765

Capital shares sold	—	—	—	—	—	—	1,689
Total Assets	44,216,048	57,562,515	114,056,882	133,023,721	27,109,354	16,301,105	912,403,203
LIABILITIES:

Due to custodian	—	140,392	—	245	—	—	—

Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	49,157

Payables:

Distribution payable	—	—	—	—	—	—	4,727,456

Note payable	—	—	—	—	—	—	865,292

Investment securities purchased	—	—	—	—	—	—	1,790,070

Collateral for securities on loan (Note 2)	1,816,933	2,122,379	13,047,949	28,680,102	284,442	230,053	—

Advisory fees (Note 3)	10,107	13,131	33,269	34,093	7,507	5,309	559,962

Service fees (Note 2)	159	208	387	397	87	62	109,111

Other expenses	—	—	—	—	—	—	677,096
Total Liabilities	1,827,199	2,276,110	13,081,605	28,714,837	292,036	235,424	8,778,144
NET ASSETS	$42,388,849	$55,286,405	$100,975,277	$104,308,884	$26,817,318	$16,065,681	$903,625,059
NET ASSETS:

Paid-in capital	$51,130,051	$80,706,068	$125,147,446	$129,691,742	$40,488,997	$16,379,375	$1,101,756,892

Undistributed net investment income	20,600	27,160	76,611	52,738	9,392	4,041	369,969

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(4,869,534)	(19,088,394)	(8,900,147)	(8,954,683)	(11,483,032)	2,032,189	(176,777,838)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,892,268)	(6,358,429)	(15,348,633)	(16,480,913)	(2,198,039)	(2,349,924)	(21,723,964)
NET ASSETS	$42,388,849	$55,286,405	$100,975,277	$104,308,884	$26,817,318	$16,065,681	$903,625,059
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,050,000	1,400,000	2,150,000	2,400,000	750,000	500,000	48,200,000
Net asset value per share	$40.37	$39.49	$46.97	$43.46	$35.76	$32.13	$18.75
[1]	Market values of securities loaned were as follows: $1,771,981, $2,068,134, $12,673,191, $27,665,628, $276,251, $222,462 and $0, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	63

Statements of Operations (unaudited)

WisdomTree Domestic and International Earnings Funds

For the Six Months Ended September 30, 2011

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends[1]	$539,663	$669,430	$750,931	$913,177	$253,009	$205,615	$13,798,945

Dividends from affiliate (Note 7)	1,687	4,290	9,257	2,949	867	—	—

Interest	6	6	17	15	3	—	1

Securities lending income (Note 2)	4,308	2,778	53,697	96,989	941	3,286	—
Total investment income	545,664	676,504	813,902	1,013,130	254,820	208,901	13,798,946
EXPENSES:

Advisory fees (Note 3)	73,005	86,471	220,707	248,640	47,245	39,834	4,319,123

Service fees (Note 2)	1,147	1,359	2,556	2,879	547	461	27,947

Custody and accounting	—	—	—	—	—	—	691,339

Printing	—	—	—	—	—	—	50,263

Professional fees	—	—	—	—	—	—	30,923

Pricing	—	—	—	—	—	—	15,411

Directors	—	—	—	—	—	—	14,742

IOPV fees[2]	—	—	—	—	—	—	11,706

Insurance	—	—	—	—	—	—	10,087

Listing costs	—	—	—	—	—	—	5,000

Compliance	—	—	—	—	—	—	957

Other	—	—	—	—	—	—	21,639
Total expenses	74,152	87,830	223,263	251,519	47,792	40,295	5,199,137
Expense reimbursements/waivers (Note 3)	(377)	(407)	(1,194)	(1,512)	(260)	(25)	—
Net expenses	73,775	87,423	222,069	250,007	47,532	40,270	5,199,137
Net investment income	471,889	589,081	591,833	763,123	207,288	168,631	8,599,809
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	85,368	62,368	820,117	783,319	1,099,043	(440,855)	(67,902,649)

Investment transactions from affiliate (Note 7)	(22,865)	1,636	—	(44,286)	7,600	24,301	—

In-kind redemptions	1,454,611	—	300,176	482,873	—	2,541,809	—

In-kind redemptions from affiliate (Note 7)	(1,787)	—	3,105	(6,750)	—	—	—

Forward foreign currency contracts and foreign currency related transactions	—	—	—	—	—	—	(1,083,704)
Net realized gain (loss)	1,515,327	64,004	1,123,398	1,215,156	1,106,643	2,125,255	(68,986,353)
Net change in unrealized depreciation from:

Investment transactions	(9,003,597)	(8,601,283)	(27,129,984)	(30,526,054)	(5,732,753)	(5,807,539)	(265,747,645)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—	(6,854)
Net change in unrealized depreciation	(9,003,597)	(8,601,283)	(27,129,984)	(30,526,054)	(5,732,753)	(5,807,539)	(265,754,499)
Net realized and unrealized loss on investments	(7,488,270)	(8,537,279)	(26,006,586)	(29,310,898)	(4,626,110)	(3,682,284)	(334,740,852)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,016,381)	$(7,948,198)	$(25,414,753)	$(28,547,775)	$(4,418,822)	$(3,513,653)	$(326,141,043)
[1]	Net of foreign withholding tax of $0, $0, $0, $0, $0, $0 and $429,040, respectively.
[2]	IOPV fees — Indicative Optimized Portfolio Value — is the real-time estimation of the net asset value of the Fund.

See Notes to Financial Statements.

64	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets

WisdomTree Domestic and International Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$471,889	$883,420	$589,081	$1,309,968	$591,833	$1,216,230

Net realized gain on investments	1,515,327	911,680	64,004	1,840,334	1,123,398	12,470,822

Net change in unrealized appreciation (depreciation) on investments	(9,003,597)	5,488,680	(8,601,283)	4,022,685	(27,129,984)	6,831,357
Net increase (decrease) in net assets resulting from operations	(7,016,381)	7,283,780	(7,948,198)	7,172,987	(25,414,753)	20,518,409
DISTRIBUTIONS:

Net investment income	(475,976)	(879,348)	(597,786)	(1,308,638)	(530,504)	(1,186,680)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,073,163	8,872,211	—	14,930,099	26,265,939	103,782,212

Cost of shares redeemed	(11,385,140)	(8,872,443)	—	(34,384,325)	(5,090,746)	(71,674,300)
Net increase (decrease) in net assets resulting from capital share transactions	(4,311,977)	(232)	—	(19,454,226)	21,175,193	32,107,912
Net Increase (Decrease) in Net Assets	(11,804,334)	6,404,200	(8,545,984)	(13,589,877)	(4,770,064)	51,439,641
NET ASSETS:

Beginning of period	$54,193,183	$47,788,983	$63,832,389	$77,422,266	$105,745,341	$54,305,700

End of period	$42,388,849	$54,193,183	$55,286,405	$63,832,389	$100,975,277	$105,745,341
Undistributed net investment income included in net assets at end of period	$20,600	$24,687	$27,160	$35,865	$76,611	$15,282
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,150,000	1,150,000	1,400,000	1,900,000	1,800,000	1,150,000

Shares created	150,000	200,000	—	350,000	450,000	2,050,000

Shares redeemed	(250,000)	(200,000)	—	(850,000)	(100,000)	(1,400,000)
Shares outstanding, end of period	1,050,000	1,150,000	1,400,000	1,400,000	2,150,000	1,800,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	65

Statements of Changes in Net Assets (continued)

WisdomTree Domestic and International Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree LargeCap Value Fund		WisdomTree LargeCap Growth Fund
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$763,123	$1,405,428	$207,288	$360,482	$168,631	$150,850

Net realized gain on investments	1,215,156	13,449,922	1,106,643	4,454,246	2,125,255	4,058,027

Net change in unrealized appreciation (depreciation) on investments	(30,526,054)	8,550,393	(5,732,753)	(1,467,904)	(5,807,539)	(822,362)
Net increase (decrease) in net assets resulting from operations	(28,547,775)	23,405,743	(4,418,822)	3,346,824	(3,513,653)	3,386,515
DISTRIBUTIONS:

Net investment income	(749,682)	(1,365,764)	(209,415)	(362,140)	(175,850)	(145,072)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	8,149,974	76,913,803	5,633,589	26,563,158	17,375,104	26,159,681

Cost of shares redeemed	(9,215,304)	(59,588,233)	—	(38,899,989)	(22,977,099)	(26,528,509)
Net increase (decrease) in net assets resulting from capital share transactions	(1,065,330)	17,325,570	5,633,589	(12,336,831)	(5,601,995)	(368,828)
Net Increase (Decrease) in Net Assets	(30,362,787)	39,365,549	1,005,352	(9,352,147)	(9,291,498)	2,872,615
NET ASSETS:

Beginning of period	$134,671,671	$95,306,122	$25,811,966	$35,164,113	$25,357,179	$22,484,564

End of period	$104,308,884	$134,671,671	$26,817,318	$25,811,966	$16,065,681	$25,357,179
Undistributed net investment income included in net assets at end of period	$52,738	$39,297	$9,392	$11,519	$4,041	$11,260
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,450,000	2,150,000	600,000	950,000	650,000	650,000

Shares created	150,000	1,500,000	150,000	700,000	450,000	750,000

Shares redeemed	(200,000)	(1,200,000)	—	(1,050,000)	(600,000)	(750,000)
Shares outstanding, end of period	2,400,000	2,450,000	750,000	600,000	500,000	650,000

See Notes to Financial Statements.

66	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic and International Earnings Funds

	WisdomTree India Earnings Fund (consolidated)
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,599,809	$4,534,984

Net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(68,986,353)	(41,312,824)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency related transactions	(265,754,499)	90,435,937
Net increase (decrease) in net assets resulting from operations	(326,141,043)	53,658,097
DISTRIBUTIONS:

Net investment income	(8,229,840)	(6,420,668)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,011,733	710,471,987

Cost of shares redeemed	(254,105,162)	(112,152,803)
Net increase (decrease) in net assets resulting from capital share transactions	(249,093,429)	598,319,184
Net Increase (Decrease) in Net Assets	(583,464,312)	645,556,613
NET ASSETS:

Beginning of period	$1,487,089,371	$841,532,758

End of period	$903,625,059	$1,487,089,371
Undistributed net investment income included in net assets at end of period	$369,969	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	59,800,000	36,200,000

Shares created	200,000	28,400,000

Shares redeemed	(11,800,000)	(4,800,000)
Shares outstanding, end of period	48,200,000	59,800,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	67

Financial Highlights

WisdomTree Domestic and International Earnings Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$47.12	$41.56	$27.52	$45.32	$48.99	$49.97
Investment operations:
Net investment income[1]	0.42	0.77	0.70	0.87	0.85	0.11
Net realized and unrealized gain (loss)	(6.72)	5.55	14.03	(17.87)	(3.56)	(1.00)
Total from investment operations	(6.30)	6.32	14.73	(17.00)	(2.71)	(0.89)
Dividends to shareholders:
Net investment income	(0.45)	(0.76)	(0.69)	(0.80)	(0.96)	(0.09)
Net asset value, end of period	$40.37	$47.12	$41.56	$27.52	$45.32	$48.99

TOTAL RETURN[2]	(13.43)%	15.44%	53.82%	(37.86)%	(5.69)%	(1.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$42,389	$54,193	$47,789	$16,511	$15,861	$24,497
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.35%[3]
Net investment income	1.81%[3]	1.82%	1.92%	2.33%	1.76%	2.21%[3]
Portfolio turnover rate[5]	1%	9%	16%	23%	11%	1%

WisdomTree Earnings 500 Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$45.59	$40.75	$27.77	$45.77	$48.85	$49.77
Investment operations:
Net investment income[1]	0.42	0.77	0.68	0.91	0.94	0.11
Net realized and unrealized gain (loss)	(6.09)	4.84	12.98	(18.07)	(3.18)	(0.94)
Total from investment operations	(5.67)	5.61	13.66	(17.16)	(2.24)	(0.83)
Dividends to shareholders:
Net investment income	(0.43)	(0.77)	(0.68)	(0.84)	(0.84)	(0.09)
Net asset value, end of period	$39.49	$45.59	$40.75	$27.77	$45.77	$48.85

TOTAL RETURN[2]	(12.50)%	13.99%	49.49%	(37.83)%	(4.72)%	(1.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$55,286	$63,832	$77,422	$59,714	$54,927	$19,538
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.37%[3]
Net investment income	1.91%[3]	1.87%	1.95%	2.49%	1.93%	2.24%[3]
Portfolio turnover rate[5]	1%	12%	21%	21%	8%	1%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See Notes to Financial Statements.

68	WisdomTree Domestic and International Earnings Funds

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$58.75	$47.22	$26.19	$42.08	$48.77	$50.01
Investment operations:
Net investment income[1]	0.29	0.73	0.61	0.54	0.81	0.07
Net realized and unrealized gain (loss)	(11.83)	11.50	20.92	(15.88)	(6.90)	(1.25)
Total from investment operations	(11.54)	12.23	21.53	(15.34)	(6.09)	(1.18)
Dividends to shareholders:
Net investment income	(0.24)	(0.70)	(0.50)	(0.55)	(0.60)	(0.06)
Net asset value, end of period	$46.97	$58.75	$47.22	$26.19	$42.08	$48.77

TOTAL RETURN[2]	(19.68)%	26.15%	82.49%	(36.73)%	(12.57)%	(2.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$100,975	$105,745	$54,306	$14,406	$25,247	$4,877
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.74%[3]
Net investment income	1.02%[3]	1.45%	1.54%	1.49%	1.7%	1.47%[3]
Portfolio turnover rate[5]	3%	18%	19%	39%	45%	0%[6]

WisdomTree SmallCap Earnings Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$54.97	$44.33	$23.25	$38.96	$48.03	$50.03
Investment operations:
Net investment income[1]	0.30	0.65	0.37	0.47	0.58	0.06
Net realized and unrealized gain (loss)	(11.51)	10.60	20.96	(15.64)	(9.17)	(2.02)
Total from investment operations	(11.21)	11.25	21.33	(15.17)	(8.59)	(1.96)
Dividends to shareholders:
Net investment income	(0.30)	(0.61)	(0.25)	(0.54)	(0.48)	(0.04)
Net asset value, end of period	$43.46	$54.97	$44.33	$23.25	$38.96	$48.03

TOTAL RETURN[2]	(20.44)%	25.57%	91.88%	(39.31)%	(17.97)%	(3.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$104,309	$134,672	$95,306	$13,948	$15,585	$9,607
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.58%[3]
Net investment income	1.17%[3]	1.37%	0.97%	1.49%	1.28%	1.39%[3]
Portfolio turnover rate[5]	3%	19%	16%	51%	37%	0%[6]
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

[6]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	69

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010**	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$43.02	$37.01	$24.24	$43.53	$49.06	$49.99
Investment operations:
Net investment income[1]	0.33	0.49	0.65	0.86	1.03	0.10
Net realized and unrealized gain (loss)	(7.28)	6.04	12.75	(19.33)	(5.49)	(0.95)
Total from investment operations	(6.95)	6.53	13.40	(18.47)	(4.46)	(0.85)
Dividends to shareholders:
Net investment income	(0.31)	(0.52)	(0.63)	(0.82)	(1.07)	(0.08)
Net asset value, end of period	$35.76	$43.02	$37.01	$24.24	$43.53	$49.06

TOTAL RETURN[2]	(16.21)%	17.86%	55.57%	(42.87)%	(9.31)%	(1.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$26,817	$25,812	$35,164	$20,607	$23,940	$24,529
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.45%[3]
Net investment income	1.67%[3]	1.33%	2.01%	2.6%	2.1%	1.98%[3]
Portfolio turnover rate[5]	66%	6%	71%	54%	20%	1%

WisdomTree LargeCap Growth Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period December 4, 2008* through March 31, 2009
Net asset value, beginning of period	$39.01	$34.59	$26.10	$25.28
Investment operations:
Net investment income[1]	0.30	0.26	0.49	0.09
Net realized and unrealized gain (loss)	(6.83)	4.41	9.22	0.81
Total from investment operations	(6.53)	4.67	9.71	0.90
Dividends and distributions to shareholders:
Net investment income	(0.35)	(0.25)	(0.46)	(0.08)
Capital gains	—	—	(0.76)	—
Total dividends and distributions to shareholders	(0.35)	(0.25)	(1.22)	(0.08)
Net asset value, end of period	$32.13	$39.01	$34.59	$26.10

TOTAL RETURN[2]	(16.82)%	13.57%	37.46%	3.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$16,066	$25,357	$22,485	$9,136
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%[3]	0.38%	0.38%	0.38%[3]
Net investment income	1.61%[3]	0.73%	1.53%	1.26%[3]
Portfolio turnover rate[5]	98%	10%	44%	1%
*	Commencement of investment operations.

**

This information reflects the investment objective and strategy of WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See Notes to Financial Statements.

70	WisdomTree Domestic and International Earnings Funds

Financial Highlights (concluded)

WisdomTree Domestic and International Earnings Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period February 22, 2008* through March 31, 2008
Net asset value, beginning of period	$24.87	$23.25	$10.99	$22.57	$24.94
Investment operations:
Net investment income (loss)[1]	0.17	0.09	0.04	0.12	(0.01)
Net realized and unrealized gain (loss)	(6.13)	1.67	12.27	(11.60)	(2.36)
Total from investment operations	(5.96)	1.76	12.31	(11.48)	(2.37)
Dividends to shareholders:
Net investment income	(0.16)	(0.14)	(0.05)	(0.10)	—
Net asset value, end of period	$18.75	$24.87	$23.25	$10.99	$22.57

TOTAL RETURN[2]	(23.95)%	7.59%	112.11%	(50.89)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$903,625	$1,487,089	$841,533	$169,195	$162,540
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.82%[3]	0.88%	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements	0.82%[3]	0.88%	0.88%	0.92%	2.10%[3]
Net investment income (loss)	1.36%[3]	0.36%	0.19%	0.77%	(0.41)%[3]
Portfolio turnover rate[4]	19%	38%	33%	42%	0%[5]
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	71

Notes to Financial Statements (unaudited)

September 30, 2011

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2011, the Trust offered 47 investment funds (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”)	December 4, 2008
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation, Inc. (“MCM”). For India Earnings Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Portfolio. All inter-company accounts and transactions have been eliminated in consolidation. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as India Earnings Fund. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this treaty or in its applicability to India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the U.S. Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be

72	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds or affiliated funds which are valued at NAV.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Trust’s Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.” When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2011 in valuing each Fund’s assets carried at fair value:

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$42,227,656	$—	$—
Money Market Funds	—	1,825,613	—
Affiliated Fund	110,325	—	—
Total	$42,337,981	$1,825,613	$—

WisdomTree Domestic and International Earnings Funds	73

Notes to Financial Statements (unaudited) (continued)

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$55,036,982	$—	$—
Money Market Funds	—	2,277,262	—
Affiliated Fund	179,257	—	—
Total	$55,216,239	$2,277,262	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$100,305,350	$—	$—
Money Market Funds	—	13,065,155	—
Affiliated Fund	569,121	—	—
Total	$100,874,471	$13,065,155	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$103,804,878	$—	$—
Money Market Funds	—	28,694,277	—
Affiliated Fund	397,871	—	—
Total	$104,202,749	$28,694,277	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$26,696,831	$—	$—
Money Market Funds	—	287,939	—
Affiliated Funds	105,495	—	—
Total	$26,802,326	$287,939	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$16,050,548	$—	$—
Money Market Fund	—	230,053	—
Total	$16,050,548	$230,053	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$900,909,106	$—	$—
Unrealized appreciation on forward foreign currency contracts	—	1,479	—
Unrealized depreciation on forward foreign currency contracts	—	(49,157)	—
Total - Net	$900,909,106	$(47,678)	$—
*	Please refer to Schedule of Investments for the breakdown of the valuation by industry.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. There were no Level 3 securities during the six months ended September 30, 2011. ASU 2010-06 also requires information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures

74	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management has implemented the applicable portion of ASU 2010-06, for the six months ended September 30, 2011 and the impact of such adoption is limited to additional disclosures in the financial statements. No significant transfers between Level 1 or Level 2 fair value measurements occurred during the six months ended September 30, 2011.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), “Derivatives and Hedging”, requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The India Earnings Fund has invested in derivatives, specifically forward foreign currency contracts, during the six months ended September 30, 2011, which are detailed in the table herein. The Fund’s derivative agreements contain credit-risk-related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk-related contingent features would be the total of derivatives in net liability positions for the Fund. The volume of derivatives that is presented is consistent with the derivative activity during the six months ended September 30, 2011.

The effect of such derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statements of Operations are presented in the summary below:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
India Earnings Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,479	Unrealized depreciation on forward foreign currency contracts	$49,157

Derivatives not designated as hedging instruments, carried at fair value	Derivative Instruments	Amount of Realized Loss on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
India Earnings Fund (consolidated)	Forward Foreign Currency Contracts	$(1,083,704)	$(6,854)

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds (other than the India Earnings Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $35,622 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended September 30, 2011. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the India Earnings Fund to 0.88%.

WisdomTree Domestic and International Earnings Funds	75

Notes to Financial Statements (unaudited) (continued)

Currency Transactions — The India Earnings Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. India Earnings Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. India Earnings Fund may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following forward foreign currency contracts were open at September 30, 2011:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
India Earnings Fund (consolidated)	10/03/2011	INR	9,156,887	USD	186,799	$(172)
	10/03/2011	INR	139,490,179	USD	2,843,836	(4,355)
	10/04/2011	INR	29,497,240	USD	603,771	1,479
	10/05/2011	INR	234,900,000	USD	4,751,694	(44,630)
						$(47,678)

Currency Legend:

INR - Indian rupee

USD - U.S. dollar

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust

76	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital to the extent of a shareholder’s tax basis and thereafter as a capital gain. The India Earnings Fund has filed an election to treat the Portfolio, as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM also provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund (other than the India Earnings Fund), as also described in Note 2, WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. The Investment Advisory Agreement for the India Earnings Fund does not require WTAM to pay any Fund expenses, except sub-advisory fees.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund (other than the India Earnings Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. WTAM has agreed to limit net annual operating expenses for the India Earnings Fund to 0.88%. WTAM expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%
LargeCap Growth Fund	0.38%
India Earnings Fund (consolidated)	0.68%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2011, WTAM waived a portion of its advisory fees based on each Fund’s investment in affiliated Funds. The table below indicates the waiver amounts. Please see Note 7 on page 79 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
Total Earnings Fund	$377
Earnings 500 Fund	407
MidCap Earnings Fund	1,194
SmallCap Earnings Fund	1,512
LargeCap Value Fund	260
LargeCap Growth Fund	25
India Earnings Fund (consolidated)	—

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2011, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution

WisdomTree Domestic and International Earnings Funds	77

Notes to Financial Statements (unaudited) (continued)

of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2011 were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$591,004	$613,003
Earnings 500 Fund	694,997	683,006
MidCap Earnings Fund	3,119,543	3,063,737
SmallCap Earnings Fund	3,793,930	3,751,095
LargeCap Value Fund	16,824,711	16,761,887
LargeCap Growth Fund	20,764,966	21,155,184
India Earnings Fund (consolidated)	243,837,545	496,943,871

For the six months ended September 30, 2011, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
Total Earnings Fund	$7,064,937	$11,332,830
Earnings 500 Fund	—	—
MidCap Earnings Fund	26,232,021	5,081,410
SmallCap Earnings Fund	8,142,235	9,201,327
LargeCap Value Fund	5,605,014	—
LargeCap Growth Fund	17,355,535	22,558,430
India Earnings Fund (consolidated)	—	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2011, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Total Earnings Fund	$48,055,862	$2,473,835	$(6,366,103)	$(3,892,268)
Earnings 500 Fund	63,851,930	3,465,921	(9,824,350)	(6,358,429)
MidCap Earnings Fund	129,288,260	3,733,400	(19,082,034)	(15,348,634)
SmallCap Earnings Fund	149,377,939	7,117,360	(23,598,273)	(16,480,913)
LargeCap Value Fund	29,288,304	1,012,814	(3,210,853)	(2,198,039)
LargeCap Growth Fund	18,630,525	928,380	(3,278,304)	(2,349,924)
India Earnings Fund (consolidated)	922,627,210	90,994,263	(112,712,367)	(21,718,104)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2011, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with U.S. Internal Revenue Service, the state of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2011 remains subject to examination by taxing authorities.

78	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (concluded)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2011 are as follows:

Affiliated Fund Name	Value at 3/31/2011	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2011	Dividend Income
Total Earnings Fund
LargeCap Growth Fund	$392,157	$176,246	$419,028	$110,325	$1,687

Earnings 500 Fund
Equity Income Fund	$344,576	$349,246	$505,328	$179,257	$4,290

MidCap Earnings Fund
MidCap Dividend Fund	$557,285	$141,952	$28,218	$569,121	$9,257

SmallCap Earnings Fund
MidCap Earnings Fund	$843,454	$52,347	$339,500	$397,871	$2,949

LargeCap Value Fund
Earnings 500 Fund	$—	$198,245	$113,988	$74,000	$721
LargeCap Dividend Fund	222,272	—	221,501	—	—
MidCap Dividend Fund	95,994	—	95,366	—	—
MidCap Earning Fund	—	86,360	47,729	31,495	146
Total	$318,266	$284,605	$478,584	$105,495	$867

LargCap Growth Fund
Earnings 500 Fund	$245,226	$—	$246,182	$—	$—

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for the fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

9. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

WisdomTree Domestic and International Earnings Funds	79

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

Each Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

80	WisdomTree Domestic and International Earnings Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2011:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International
Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. The WisdomTree India Earnings Fund focuses its investments in India, thereby increasing the impact of events and developments associated with the region which can adversely affect performance. Investments in emerging, offshore or frontier markets such as India are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Please read each Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

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WisdomTree Earnings ETFs

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

WisdomTree LargeCap Growth Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS003654 (11/2012)

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International Dividend and Sector Funds

Semiannual Report

September 30, 2011

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree DEFA Fund (DWM)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
China Mobile Ltd.	1.9%
Vodafone Group PLC	1.8%
Telefonica S.A.	1.7%
Nestle S.A.	1.5%
Total S.A.	1.4%
GlaxoSmithKline PLC	1.4%
Roche Holding AG-Genusschein	1.4%
Novartis AG	1.3%
Commonwealth Bank of Australia	1.3%
Westpac Banking Corp.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (DEFA) Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (“the WisdomTree DEFA Index”).

The Fund returned -16.40% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund benefited most from its investments in New Zealand. The Fund’s position in France created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Index	MSCI EAFE Index
Six Months*	-16.40%	-17.66%	-16.56%	-17.74%
One Year	-8.06%	-8.86%	-8.04%	-9.36%
Three Year	-1.16%	-2.02%	-1.02%	-1.13%
Five Year	-2.63%	-3.01%	-2.19%	-3.46%
Since Inception[1]	-0.65%	-0.89%	-0.18%	-1.65%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	1

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
China Mobile Ltd.	3.0%
Vodafone Group PLC	2.9%
Telefonica S.A.	2.8%
Total S.A.	2.3%
GlaxoSmithKline PLC	2.2%
Novartis AG	2.2%
Westpac Banking Corp.	2.1%
Commonwealth Bank of Australia	2.1%
HSBC Holdings PLC	2.0%
Banco Santander S.A.	2.0%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The Fund returned -15.86% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund’s performance benefited most from its investments in Japan, which contributed positively to Fund performance. The Fund’s investments in France created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Equity Income Index	MSCI EAFE Value Index
Six Months*	-15.86%	-17.11%	-16.23%	-18.24%
One Year	-7.61%	-8.44%	-7.57%	-9.99%
Three Year	-2.40%	-3.44%	-2.14%	-1.69%
Five Year	-3.67%	-3.97%	-2.99%	-4.82%
Since Inception[1]	-1.64%	-1.92%	-0.89%	-2.74%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global Equity Income Fund (DEW)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
AT&T, Inc.	2.0%
China Mobile Ltd.	1.8%
Vodafone Group PLC	1.7%
Telefonica S.A.	1.6%
Nestle S.A.	1.4%
Total S.A.	1.3%
GlaxoSmithKline PLC	1.3%
Novartis AG	1.3%
Westpac Banking Corp.	1.2%
Commonwealth Bank of Australia	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Index.

The Fund returned -13.79% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund benefited most from its investment in Japan. The Fund’s investments in France created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe Equity Income/ Global Equity Income Spliced Index[1]	MSCI Europe Value/ AC World Spliced Index[2]
Six Months*	-13.79%	-15.69%	-14.09%	-17.22%
One Year	-4.61%	-6.36%	-4.75%	-6.01%
Three Year	-0.48%	-1.56%	-0.46%	-0.21%
Five Year	-2.93%	-3.34%	-2.67%	-4.36%
Since Inception[3]	-0.80%	-1.23%	-0.46%	-1.90%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.
[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	3

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Cofinimmo	1.5%
Antena 3 de Television S.A.	1.3%
NCC AB Class B	1.2%
Close Brothers Group PLC	1.1%
De La Rue PLC	1.1%
Comdirect Bank AG	0.9%
Greene King PLC	0.9%
Societa Cattolica di Assicurazioni SCRL	0.8%
Banca Popolare di Milano SCRL	0.8%
Banca Generali SpA	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The Fund returned -23.01% at net asset value (“NAV”) for the six month period ended September 30, 2011. No investments in any particular country positively contributed to the Fund’s performance, but investments in Switzerland had the smallest negative contribution to performance. The Fund’s investments in the United Kingdom created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe SmallCap Index
Six Months*	-23.01%	-23.61%	-23.28%	-24.61%
One Year	-11.72%	-11.55%	-11.53%	-11.31%
Three Year	1.37%	0.41%	1.51%	3.29%
Five Year	-4.34%	-4.63%	-4.26%	-2.27%
Since Inception[1]	-2.30%	-2.65%	-2.09%	-0.26%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
NTT DoCoMo, Inc.	4.1%
Nippon Telegraph & Telephone Corp.	3.3%
Mitsubishi UFJ Financial Group, Inc.	3.0%
Canon, Inc.	2.7%
Toyota Motor Corp.	2.6%
Takeda Pharmaceutical Co., Ltd.	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
Mizuho Financial Group, Inc.	2.3%
Mitsubishi Corp.	1.4%
Honda Motor Co., Ltd.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index.

The Fund returned -9.15% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund benefited most from its investments in the Consumer Staples sector, which contributed positively to Fund performance. The Fund’s investments in the Industrials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Dividend/ Japan Hedged Spliced Index[1]	MSCI Japan Value/Japan Local Currency Spliced Index[2]
Six Months*	-9.15%	-10.42%	-8.92%	-12.83%
One Year	-5.61%	-7.95%	-5.21%	-7.81%
Three Year	-5.22%	-6.52%	-5.27%	-6.56%
Five Year	-7.31%	-7.65%	-7.25%	-8.59%
Since Inception[3]	-6.32%	-6.55%	-6.31%	-7.50%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[2]	MSCI Japan Value Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	5

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Royal Dutch Shell PLC Class A	6.2%
Royal Dutch Shell PLC Class B	5.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Gazprom OAO ADR	2.5%
National Grid PLC	2.4%
Vale S.A.	2.3%
CNOOC Ltd.	2.2%
BHP Billiton PLC	1.9%
Repsol YPF S.A.	1.8%
Rio Tinto PLC	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global ex-U.S. Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index.

The Fund returned -19.47% at net asset value (“NAV”) for the six month period ended September 30, 2011. On June 17, 2011, the Fund’s name changed from the WisdomTree World ex-U.S. Growth Fund to the WisdomTree Global ex-U.S. Growth Fund. The Fund benefited most from its investments in the Health Care sector. The Fund’s investments in the Materials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Equity Income/ World ex-U.S. Growth Spliced Index[1]	MSCI Japan Value/ MSCI AC World ex-U.S.A. Growth Spliced Index[2]
Six Months*	-19.47%	-21.62%	-18.86%	-19.44%
One Year	-12.84%	-14.59%	-11.81%	-10.88%
Three Year	2.95%	1.52%	3.60%	6.25%
Five Year	-0.98%	-1.40%	-0.45%	-0.18%
Since Inception[3]	-0.16%	-0.45%	0.38%	0.72%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree World ex-US Growth Index thereafter.
[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-U.S.A. Growth Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Park24 Co., Ltd.	0.7%
Century Tokyo Leasing Corp.	0.6%
Onward Holdings Co., Ltd.	0.5%
Senshu Ikeda Holdings, Inc.	0.5%
Square Enix Holdings Co., Ltd.	0.5%
Circle K Sunkus Co., Ltd.	0.5%
Yamatake Corp.	0.5%
Nippon Kayaku Co., Ltd.	0.5%
Chiyoda Co., Ltd.	0.5%
Ito En Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The Fund returned 4.05% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund’s performance benefited most from its investments in the Consumer Discretionary sector, which had positive performance. The Fund’s investments in the Materials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan SmallCap Dividend Index	MSCI Japan SmallCap Index
Six Months*	4.05%	2.64%	4.91%	2.26%
One Year	12.34%	10.20%	13.76%	12.42%
Three Year	8.44%	6.78%	9.73%	8.51%
Five Year	-0.82%	-1.19%	0.07%	-1.90%
Since Inception[1]	-1.04%	-1.10%	-0.28%	-2.36%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	7

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
China Mobile Ltd.	8.3%
China Construction Bank Corp. Class H	4.1%
Commonwealth Bank of Australia	3.3%
Westpac Banking Corp.	3.2%
Telstra Corp., Ltd.	2.7%
Australia & New Zealand Banking Group Ltd.	2.4%
WisdomTree India Earnings Fund	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.3%
National Australia Bank Ltd.	2.2%
BHP Billiton Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Asia Pacific ex-Japan Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The Fund returned -16.75% at net asset value (“NAV”) for the six month period ended September 30, 2011. On June 17, 2011, the Fund’s name changed from the WisdomTree Pacific ex-Japan Total Dividend Fund to the WisdomTree Asia Pacific ex-Japan Fund. No investments in any particular country provided a positive benefit to the Fund’s return, but investments in New Zealand had the least negative impact on performance. The Fund’s investments in Australia created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[1]	MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[2]
Six Months*	-16.75%	-19.32%	-15.87%	-20.79%
One Year	-8.65%	-11.28%	-7.09%	-11.86%
Three Year	5.96%	3.78%	7.43%	7.22%
Five Year	5.55%	4.83%	6.96%	4.43%
Since Inception[3]	6.87%	6.30%	8.26%	5.53%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; Wisdomtree Asia Pacific ex-Japan Index thereafter.
[2]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 9/30/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Telstra Corp., Ltd.	4.3%
Foster’s Group Ltd.	3.4%
Metcash Ltd.	3.1%
Westpac Banking Corp.	2.9%
Myer Holdings Ltd.	2.6%
Australia & New Zealand Banking Group Ltd.	2.6%
Commonwealth Bank of Australia	2.5%
David Jones Ltd.	2.4%
QBE Insurance Group Ltd.	2.3%
National Australia Bank Ltd.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Australia Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The Fund returned -19.27% at net asset value (“NAV”) for the six month period ended September 30, 2011. On June 17, 2011, the Fund’s name changed from the WisdomTree Pacific ex-Japan Equity Income Fund to the WisdomTree Australia Dividend Fund. The Fund’s performance benefited most from its investments in the Utilities sector, which contributed positively. The Fund’s investments in Financials created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFS, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Equity Income/ Australia Dividend Spliced Index[1]	MSCI Pacific ex-Japan Value/MSCI Australia Spliced Value Index[2]
Six Months*	-19.27%	-20.99%	-19.17%	-19.13%
One Year	-9.86%	-11.55%	-9.51%	-11.39%
Three Year	7.84%	5.74%	8.46%	7.24%
Five Year	4.79%	4.25%	5.44%	3.31%
Since Inception[3]	5.97%	5.53%	6.62%	4.74%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011; Wisdomtree Australia Dividend Index thereafter.
[2]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	9

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
China Mobile Ltd.	2.6%
Vodafone Group PLC	2.4%
Telefonica S.A.	2.2%
Nestle S.A.	2.0%
Novartis AG	1.9%
Total S.A.	1.8%
GlaxoSmithKline PLC	1.8%
Royal Dutch Shell PLC Class A	1.8%
Westpac Banking Corp.	1.7%
Commonwealth Bank of Australia	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The Fund returned -16.51% at net asset value (“NAV”) for the six month period ended September 30, 2011. No specific country investments added positively to the Fund’s performance, but investments in Mexico had the least negative impact on performance. The Fund’s investments in France created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
Six Months*	-16.51%	-17.76%	-16.57%	-17.74%
One Year	-8.59%	-9.99%	-8.46%	-9.36%
Three Year	-2.40%	-3.63%	-2.25%	-1.13%
Five Year	-3.04%	-3.41%	-2.73%	-3.46%
Since Inception[1]	-1.07%	-1.50%	-0.72%	-1.65%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Telstra Corp., Ltd.	3.2%
Foster’s Group Ltd.	2.4%
Belgacom S.A.	2.1%
Nokia Oyj	2.1%
Telefonica S.A.	1.9%
France Telecom S.A.	1.9%
Koninklijke KPN N.V.	1.9%
Portugal Telecom, SGPS, S.A.	1.7%
Vodafone Group PLC	1.6%
E.ON AG	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The Fund returned -15.21% at net asset value (“NAV”) for the six month period ended September 30, 2011. No country provided a positive contribution to the Fund’s performance, but investments in Japan had the smallest negative contribution to performance. The Funds investments in France created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[1]	MSCI EAFE Value Index
Six Months*	-15.21%	-16.51%	-14.85%	-18.24%
One Year	-6.96%	-7.69%	-6.18%	-9.99%
Three Year	-0.68%	-1.83%	-0.28%	-1.69%
Five Year	-2.10%	-2.42%	-1.58%	-4.82%
Since Inception[2]	0.18%	-0.22%	0.70%	-2.74%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	11

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Foster’s Group Ltd.	0.9%
Portugal Telecom, SGPS, S.A.	0.7%
Suncorp Group Ltd.	0.7%
Coca-Cola Amatil Ltd.	0.6%
Eisai Co., Ltd.	0.6%
Leighton Holdings Ltd.	0.6%
Terna Rete Elettrica Nazionale SpA	0.6%
Amcor Ltd.	0.6%
Man Group PLC	0.6%
Standard Life PLC	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The Fund returned -16.80% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund benefited most from its investments in Japan, which contributed positively to Fund performance. The Fund’s investments in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE MidCap Index
Six Months*	-16.80%	-18.39%	-17.56%	-18.30%
One Year	-7.99%	-9.63%	-7.97%	-8.44%
Three Year	2.22%	0.89%	2.13%	0.79%
Five Year	-1.24%	-1.72%	-1.31%	-3.48%
Since Inception[1]	0.97%	0.43%	0.94%	-1.51%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Cable & Wireless Communications PLC	0.7%
Provident Financial PLC	0.6%
Vector Ltd.	0.6%
CSR Ltd.	0.6%
David Jones Ltd.	0.5%
Envestra Ltd.	0.5%
Monadelphous Group Ltd.	0.5%
Rallye S.A.	0.5%
Consolidated Media Holdings Ltd.	0.5%
Adelaide Brighton Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The Dividend Fund returned -13.83% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund benefited from its investments in Japan, which contributed positively to Fund performance. The Fund’s investments in Australia created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE SmallCap Index
Six Months*	-13.83%	-15.39%	-14.05%	-17.90%
One Year	-2.79%	-4.48%	-3.15%	-5.50%
Three Year	4.87%	3.40%	5.46%	5.64%
Five Year	-0.40%	-0.92%	0.05%	-1.48%
Since Inception[1]	1.10%	0.59%	1.48%	-0.29%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	13

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9%
Cia de Bebidas das Americas	2.9%
Banco do Brasil S.A.	2.8%
Malayan Banking Bhd	2.4%
Banco Santander Brasil S.A.	2.4%
Chunghwa Telecom Co., Ltd.	2.3%
Turk Telekomunikasyon A.S.	2.1%
Kumba Iron Ore Ltd.	2.1%
Bank of China Ltd. Class H	1.9%
CEZ AS	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The Fund returned -17.49% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund benefited most from its investments in Thailand, which contributed positively to Fund performance. The Fund’s investments in Brazil created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.63%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Equity Income Index	MSCI Emerging Markets Index
Six Months*	-17.49%	-19.61%	-17.02%	-23.45%
One Year	-8.81%	-10.98%	-8.05%	-16.15%
Three Year	10.04%	8.15%	11.33%	6.27%
Since Inception[1]	3.09%	1.62%	4.09%	-3.85%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Partner Communications Co., Ltd.	1.1%
Pretoria Portland Cement Co., Ltd.	0.9%
WisdomTree India Earnings Fund	0.9%
Farglory Land Development Co., Ltd.	0.9%
Ratchaburi Electricity Generating Holding PCL	0.8%
U-Ming Marine Transport Corp.	0.8%
Cia de Saneamento de Minas Gerais-COPASA	0.8%
BEC World PCL	0.8%
Life Healthcare Group Holdings Ltd.	0.8%
Glow Energy PCL	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The Fund returned -22.82% at net asset value (“NAV”) for the six month period ended September 30, 2011. No investments in any particular country positively contributed to the Fund’s performance, but investments in Russia had the smallest negative contribution to performance. The Fund’s investments in Taiwan created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.63%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets SmallCap Index
Six Months*	-22.82%	-25.46%	-22.28%	-24.65%
One Year	-17.17%	-20.27%	-16.37%	-20.89%
Three Year	13.15%	11.14%	14.35%	13.90%
Since Inception[1]	-2.74%	-3.48%	-1.64%	-6.37%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	15

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Mobile Telecommunications Co. KSC	14.7%
Maroc Telecom S.A.	10.8%
Industries Qatar QSC	7.4%
Qatar National Bank S.A.Q.	4.9%
Qatar Telecom Q-Tel QSC	4.3%
National Bank of Kuwait	4.2%
Oman Telecommunications Co. SAOG	4.1%
Commercial Bank of Qatar QSC	3.8%
National Bank of Abu Dhabi PJSC	3.5%
First Gulf Bank PJSC	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The Fund returned -4.96% at net asset value (“NAV”) for the six month period ended September 30, 2011. The Fund benefited most from its investments in Egypt. The Fund’s investments in Kuwait created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual net expense ratio of the Fund is 0.88% and the gross expense ratio is 2.17%. The net expense ratio reflects a contractual reimbursement of 1.29%.

Fund expenses are capped by contract at 0.88% through July 31, 2012.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex-Saudi Arabia Index
Six Months*	-4.96%	-9.51%	-4.32%	-9.05%
One Year	-1.58%	-5.01%	-0.29%	-12.30%
Three Year	-5.88%	-6.89%	-3.72%	-11.97%
Since Inception[1]	-11.14%	-12.33%	-8.83%	-16.82%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
China Mobile Ltd.	1.9%
WisdomTree DEFA Fund	1.8%
Vodafone Group PLC	1.7%
Telefonica S.A.	1.7%
Nestle S.A.	1.4%
Total S.A.	1.4%
Novartis AG	1.4%
GlaxoSmithKline PLC	1.3%
Westpac Banking Corp.	1.3%
Commonwealth Bank of Australia	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index.

The Fund returned -14.36% at net asset value (“NAV”) for the six month period ended September 30, 2011. No particular sector’s investments contributed positively to the Fund’s performance, but investments in the Consumer Staples sector had the least negative impact on performance. The Fund’s investments in the Financials sector created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual net expense ratio of the Fund is 0.58% and the gross expense ratio is 1.53%. The net expense ratio reflects a contractual reimbursement of 0.95%. Fund expenses are capped by contract at 0.58% through July 31, 2012.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA International Hedged Equity Index	MSCI EAFE Local Currency Index
Six Months*	-14.36%	-16.39%	-14.39%	-16.41%
One Year	-9.13%	-11.53%	-8.88%	-10.85%
Since Inception[1]	-5.74%	-6.66%	-5.15%	-6.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on December 31, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	17

Performance Summary (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Statoil ASA	5.2%
Telecom Corp. of New Zealand Ltd.	3.2%
Gazprom OAO ADR	2.8%
Kumba Iron Ore Ltd.	2.0%
Lukoil OAO ADR	1.9%
Westpac Banking Corp.	1.9%
Commonwealth Bank of Australia	1.9%
Petroleo Brasileiro S.A.	1.8%
Telenor ASA	1.8%
MTN Group Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Commodity Country Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

The Fund returned -18.70% at net asset value (“NAV”) for the six month period ended September 30, 2011. On June 17, 2011, the Fund’s name changed from the WisdomTree International Basic Materials Sector Fund to the WisdomTree Commodity Country Equity Fund. The Fund benefited most from its investments in Germany. The Fund’s investments in Russia created the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Basic Materials Sector/Commodity Country Equity Spliced Index[1]	S&P Developed Ex-U.S. BMI Materials/MSCI AC World ex-USA Spliced Index[2]
Six Months*	-18.70%	-20.37%	-18.34%	-21.85%
One Year	-2.31%	-3.78%	-1.63%	-5.79%
Three Year	5.16%	3.77%	5.80%	8.05%
Since Inception[3]	3.61%	3.08%	4.42%	-10.91%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Basic Materials Sector Index through June 17, 2011; WisdomTree Commodity Country Equity Index thereafter.
[2]	S&P Developed Ex-U.S. BMI Materials Index through June 17, 2011; MSCI AC World ex-USA Index thereafter.
[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Kumba Iron Ore Ltd.	3.8%
Royal Dutch Shell PLC Class B	3.4%
Crescent Point Energy Corp.	3.1%
ENI SpA	2.9%
Total S.A.	2.9%
Industrias Penoles S.A.B. de C.V.	2.8%
Antofagasta PLC	2.6%
Southern Copper Corp.	2.6%
Diamond Offshore Drilling, Inc.	2.5%
Statoil ASA	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global Natural Resources Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

The Fund returned -26.70% at net asset value (“NAV”) for the six month period ended September 30, 2011. On June 17, 2011, the Fund’s name changed from the WisdomTree International Energy Sector Fund to the WisdomTree Global Natural Resources Fund. The Fund benefited most from its investment in Singapore. The Fund’s investments in the U.S. created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Energy Sector/Global Natural Resources Spliced Index[1]	S&P Developed Ex-U.S. BMI Energy/S&P Global Natural Resources Spliced Index[2]
Six Months*	-26.70%	-28.27%	-26.38%	-25.32%
One Year	-7.58%	-9.55%	-6.40%	-6.12%
Three Year	-1.41%	-2.96%	-0.99%	0.65%
Since Inception[3]	0.22%	-0.34%	0.59%	-4.77%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Energy Sector Index through June 17, 2011; WisdomTree Global Natural Resources Index thereafter.
[2]	S&P Developed Ex-U.S. BMI Energy Index through June 17, 2011; S&P Global Natural Resources Index thereafter.
[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	19

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Light S.A.	2.7%
Tohoku Electric Power Co., Inc.	2.2%
Drax Group PLC	2.1%
AES Tiete S.A.	2.0%
E.ON AG	1.8%
EDP-Energias de Portugal S.A.	1.7%
RWE AG	1.7%
AGL Energy Ltd.	1.7%
Aguas Andinas S.A. Class A	1.7%
Cia Energetica de Minas Gerais	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global ex-U.S. Utilities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

The Fund returned -13.71% at net asset value (“NAV”) for the six month period ended September 30, 2011. On June 17, 2011, the Fund’s name changed from the WisdomTree International Utilities Sector Fund to the WisdomTree Global ex-US Utilities Fund. The Fund benefited most from its investments in the United Kingdom. The Fund’s investments in France created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Utilities Sector/Global ex-U.S. Utilities Spliced Index[1]	S&P Developed ex-U.S. BMI Utilities Sector Index
Six Months*	-13.71%	-15.09%	-13.69%	-14.26%
One Year	-6.76%	-8.03%	-6.68%	-11.27%
Three Year	-7.44%	-8.01%	-7.42%	-7.15%
Since Inception[2]	-2.70%	-3.14%	-2.42%	-10.91%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Utilities Sector Index through June 17, 2011; WisdomTree Global ex-U.S. Utilities Index thereafter.
[2]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on October 13, 2006. S&P Developed ex-U.S. BMI Utilities Sector Index total returns are based on the index’s inception date of April 1, 2008

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Country Breakdown† as of 9/30/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/11

Description	% of Net Assets
Westfield Group	8.9%
Sun Hung Kai Properties Ltd.	3.6%
Cheung Kong Holdings Ltd.	3.2%
Stockland	3.2%
Unibail-Rodamco SE	2.8%
GPT Group	2.2%
CFS Retail Property Trust	2.2%
Daito Trust Construction Co., Ltd.	1.8%
Mirvac Group	1.7%
RioCan Real Estate Investment Trust	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The Fund returned -17.70% at net asset value (“NAV”) for six month period ended September 30, 2011. On June 17, 2011, the Fund’s name changed from the WisdomTree International Real Estate Fund to the WisdomTree Global ex-U.S. Real Estate Fund. The Fund benefited most from its investments in Japan. The Fund’s investments in Hong Kong created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	Dow Jones Global ex-U.S. Select Real Estate Securities Index
Six Months*	-17.70%	-19.72%	-17.65%	-14.02%
One Year	-11.41%	-13.70%	-11.15%	-6.76%
Three Years	1.06%	0.02%	1.21%	1.39%
Since Inception[2]	-11.02%	-11.64%	-10.87%	-11.28%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 5, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	21

Description of Terms and Indices (unaudited)

Below are descriptions of each index referenced in this Report:

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (WisdomTree DEFA) measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the U.S.

The WisdomTree DEFA International Hedged Equity Index measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the U.S., and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree DEFA Index.

The WisdomTree DEFA Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree DEFA Index.

The WisdomTree Global Equity Income Index measures the performance of high dividend-paying companies selected from the WisdomTree Dividend Index and the WisdomTree World ex-U.S. Index.

The WisdomTree Europe Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Europe SmallCap Dividend Index measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Japan Dividend Index measures the performance of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree World ex-U.S. Growth Index measures the stock performance of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Japan SmallCap Dividend Index measures the performance of dividend-paying small-capitalization companies in Japan.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Pacific ex-Japan Dividend Index measures the performance of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree International LargeCap Dividend Index measures the performance of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International MidCap Dividend Index measures the performance of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International SmallCap Dividend Index measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

22	WisdomTree International Dividend and Sector Funds

Description of Terms and Indices (unaudited) (continued)

The WisdomTree Emerging Markets Equity Income Index measures the performance of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index measures the performance of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Middle East Dividend Index measures the performance of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree International Sector Indexes which encompasses Basic Materials, Energy and Utilities, are derived from the WisdomTree DEFA Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid capitalization equities in the developed markets excluding the U.S. and Canada.

The MSCI EAFE Small Cap Index measures the performance of small-capitalization stocks in the MSCI EAFE Index.

The MSCI Europe Small-Cap Index measures the performance of small-capitalization stocks in the MSCI Europe Index.

The MSCI Europe Value Index measures the performance of value stocks in the MSCI Europe Index.

The MSCI AC World Index measures the performance of the world stock market indexes covered by MSCI.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index measures the performance of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI Japan Index is a capitalization weighted index that monitors the performance of stocks in Japan.

The MSCI Japan Value Index measures the performance of value stocks in the MSCI Japan Index.

The MSCI AC World ex-USA Growth Index measures the performance of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

The MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

WisdomTree International Dividend and Sector Funds	23

Description of Terms and Indices (unaudited) (concluded)

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Egypt, Jordan, and Morocco.

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the U.S.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is designed to provide measures of real estate securities that serve as proxies for direct real estate investing in the international markets and is weighted by float-adjusted market cap.

MSCI Europe Value/MSCI AC World Spliced Index — MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index — MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-USA Growth Index thereafter.

MSCI Japan Value/MSCI Japan Local Currency Spliced Index — MSCI Japan Value Index through April 1, 2010; MSCI Japan Local Currency Index thereafter.

WisdomTree Europe Equity Income/Global Equity Income Spliced Index — WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.

WisdomTree Japan Equity Income/World ex-U.S. Growth Spliced Index — WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree World ex-U.S. Growth Index thereafter.

WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index — WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.

WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index — WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

24	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/01/11 to 9/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree International Dividend and Sector Funds	25

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Annualized Expense Ratio Based on the Period 4/01/11 to 9/30/11	Expenses Paid During the Period† 4/01/11 to 9/30/11
WisdomTree DEFA Fund
Actual	$1,000.00	$836.02	0.48%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$841.39	0.58%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global Equity Income Fund
Actual	$1,000.00	$862.08	0.58%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$769.88	0.58%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$908.52	0.48%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree Global ex-U.S. Growth Fund
Actual	$1,000.00	$805.31	0.57%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.57%	$2.88
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,040.48	0.58%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$832.46	0.48%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$807.32	0.58%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$834.94	0.48%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$847.85	0.58%	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$832.04	0.58%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$861.69	0.58%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$825.14	0.63%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$771.81	0.62%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	0.62%	$3.13
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$950.44	0.88%	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	0.88%	$4.45
WisdomTree International Hedged Equity Fund
Actual	$1,000.00	$856.35	0.58%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

26	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Annualized Expense Ratio Based on the Period 4/01/11 to 9/30/11	Expenses Paid During the Period† 4/01/11 to 9/30/11
WisdomTree Commodity Country Equity Fund
Actual	$1,000.00	$813.04	0.58%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global Natural Resources Fund
Actual	$1,000.00	$733.03	0.58%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global ex-U.S. Utilities Fund
Actual	$1,000.00	$862.94	0.58%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$822.97	0.58%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect one-half year period).

WisdomTree International Dividend and Sector Funds	27

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.5%
Australia – 12.1%
Adelaide Brighton Ltd.	59,840	$153,539
AGL Energy Ltd.	23,439	325,759
Alumina Ltd.	96,377	138,630
Amalgamated Holdings Ltd.	30,468	168,788
Amcor Ltd.	69,552	468,451
AMP Ltd.	145,946	560,288
APN News & Media Ltd.(a)	124,055	101,278
Australia & New Zealand Banking Group Ltd.	185,209	3,513,692
Automotive Holdings Group	61,445	114,659
Bank of Queensland Ltd.(a)	25,401	177,501
Bendigo and Adelaide Bank Ltd.	38,064	314,083
BHP Billiton Ltd.	85,187	2,899,421
Billabong International Ltd.(a)	23,561	76,024
BlueScope Steel Ltd.	160,548	113,907
Boral Ltd.	35,884	122,065
Bradken Ltd.	16,826	107,931
Brambles Ltd.	63,867	401,608
Caltex Australia Ltd.	19,281	202,946
Campbell Brothers Ltd.	3,594	145,554
carsales.com Ltd.(a)	27,991	129,221
Coca-Cola Amatil Ltd.	39,857	462,133
Cochlear Ltd.	2,589	116,729
Commonwealth Bank of Australia	106,155	4,699,489
Computershare Ltd.	25,481	184,995
Consolidated Media Holdings Ltd.	75,893	177,025
Crown Ltd.	41,698	322,995
CSL Ltd.	17,778	512,824
CSR Ltd.	42,369	95,946
David Jones Ltd.(a)	58,323	171,186
Envestra Ltd.(b)	308,951	199,679
Fleetwood Corp., Ltd.	13,661	150,430
Flight Centre Ltd.(a)	6,983	115,375
Fortescue Metals Group Ltd.	22,519	96,737
Foster’s Group Ltd.	117,230	601,581
Goodman Fielder Ltd.	232,087	108,271
GUD Holdings Ltd.	16,774	116,238
GWA Group Ltd.(a)	61,237	119,033
Harvey Norman Holdings Ltd.(a)	82,877	173,984
Incitec Pivot Ltd.	55,275	175,670
Insurance Australia Group Ltd.	97,882	287,297
IOOF Holdings Ltd.	33,007	174,513
Iress Market Technology Ltd.	17,762	120,840
JB Hi-Fi Ltd.(a)	9,337	137,934
Leighton Holdings Ltd.	25,466	462,338
Lend Lease Group(b)	30,092	205,895
MacArthur Coal Ltd.	15,756	243,787
Macquarie Group Ltd.	23,705	526,900
Metcash Ltd.	69,197	276,408
Minara Resources Ltd.	188,306	160,138
Monadelphous Group Ltd.	8,828	149,291
Myer Holdings Ltd.(a)	70,461	139,701

National Australia Bank Ltd.	149,017	$3,239,840
Navitas Ltd.	31,380	117,418
New Hope Corp., Ltd.	33,461	175,287
Newcrest Mining Ltd.	7,807	258,586
NIB Holdings Ltd.	154,065	204,389
OneSteel Ltd.	136,281	164,240
Orica Ltd.	11,281	257,435
Origin Energy Ltd.	35,283	459,507
OZ Minerals Ltd.	21,659	198,295
Peet Ltd.	123,134	140,019
Perpetual Ltd.(a)	6,572	133,112
Platinum Asset Management Ltd.(a)	62,246	231,098
QBE Insurance Group Ltd.	90,495	1,132,823
Ramsay Health Care Ltd.	8,829	163,037
Rio Tinto Ltd.	7,853	471,678
Santos Ltd.	27,073	299,170
Seven West Media Ltd.	41,119	105,104
Sonic Healthcare Ltd.	26,194	290,221
Suncorp Group Ltd.	62,389	483,874
TABCORP Holdings Ltd.	118,044	295,996
Tatts Group Ltd.	89,685	194,378
Telstra Corp., Ltd.	1,309,378	3,945,014
Ten Network Holdings Ltd.	111,545	95,943
Toll Holdings Ltd.	48,454	207,678
Transfield Services Ltd.	39,904	73,493
UGL Ltd.	13,537	150,512
Washington H. Soul Pattinson & Co., Ltd.	9,956	123,856
Wesfarmers Ltd.	52,058	1,598,302
Wesfarmers Ltd. PPS	9,538	298,494
Westpac Banking Corp.	236,647	4,678,145
Woodside Petroleum Ltd.	23,342	736,845
Woolworths Ltd.	57,975	1,400,760
WorleyParsons Ltd.	8,639	220,821
Wotif.com Holdings Ltd.(a)	23,247	89,697

Total Australia		44,355,774
Austria – 0.5%
Andritz AG	2,085	172,323
Bank Austria Creditanstalt AG*†(c)	3,774	—
Erste Group Bank AG	7,026	182,502
Oesterreichische Post AG	5,613	160,861
OMV AG	10,171	307,318
Strabag SE	6,142	189,454
Telekom Austria AG	34,860	354,482
Verbund AG	6,048	175,884
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,881	187,788
Voestalpine AG	4,102	120,778

Total Austria		1,851,390
Belgium – 1.2%
Ageas	106,259	187,334
Anheuser-Busch InBev N.V.	26,157	1,395,898
Bekaert S.A.(a)	2,617	108,392

See Notes to Financial Statements.

28	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2011

Investments	Shares	Fair Value

Belgacom S.A.	26,529	$806,559
Colruyt S.A.	4,619	193,697
Delhaize Group S.A.	3,116	183,576
Elia System Operator S.A./N.V.	4,031	164,307
EVS Broadcast Equipment S.A.	2,105	110,288
Groupe Bruxelles Lambert S.A.	5,047	358,622
KBC Groep N.V.	9,408	220,897
Mobistar S.A.	3,694	212,871
Solvay S.A.	1,638	156,037
Tessenderlo Chemie N.V.	3,656	100,852
UCB S.A.	6,127	263,717
Umicore S.A.	3,600	132,659

Total Belgium		4,595,706
Denmark – 0.4%
Carlsberg A/S Class B	1,383	82,490
Coloplast A/S Class B	997	144,442
D/S Norden	4,429	122,901
FLSmidth & Co. A/S	1,857	93,953
H. Lundbeck A/S	7,810	149,832
Novo Nordisk A/S Class B	6,681	669,775
Novozymes A/S Class B	1,027	147,122
Pandora A/S(a)	4,096	27,547

Total Denmark		1,438,062
Finland – 1.4%
Alma Media Oyj	21,405	174,038
Elisa Oyj	10,824	223,212
Fortum Oyj	30,014	712,775
Kone Oyj Class B	5,588	268,408
Metso Oyj	6,206	183,934
Nokia Oyj	290,883	1,657,900
Nokian Renkaat Oyj	3,335	101,036
Orion Oyj Class B	10,184	206,871
Pohjola Bank PLC Class A	17,175	182,852
Sampo Oyj Class A	22,971	583,426
Sanoma Oyj(a)	16,424	195,019
Stora Enso Oyj Class R	19,070	113,142
Tieto Oyj	9,730	123,694
UPM-Kymmene Oyj	20,249	231,608
Wartsila Oyj	8,206	197,189
YIT Oyj	6,839	103,963

Total Finland		5,259,067
France – 10.5%
Accor S.A.	7,589	205,171
Aeroports de Paris	2,768	210,388
Air Liquide S.A.	6,032	712,034
Alstom S.A.	7,815	260,824
Arkema S.A.	1,667	98,411
AXA S.A.	83,602	1,110,471
BNP Paribas S.A.	40,111	1,617,199
Bourbon S.A.(a)	3,424	79,062
Bouygues S.A.(a)	16,524	552,815
Cap Gemini S.A.	4,593	154,708

Carrefour S.A.	20,884	$480,264
Casino Guichard Perrachon S.A.	3,871	305,079
Christian Dior S.A.	3,356	380,707
Cie de Saint-Gobain	10,842	419,964
Cie Generale des Etablissements Michelin Class B	4,581	277,876
Cie Generale d’Optique Essilor International S.A.	3,314	240,061
CNP Assurances	27,839	412,922
Credit Agricole S.A.	89,391	627,265
Danone	12,182	755,120
Edenred	6,729	161,968
EDF S.A.	65,079	1,904,373
Eiffage S.A.	2,711	84,696
Eutelsat Communications S.A.	5,936	240,523
France Telecom S.A.	208,192	3,435,774
GDF Suez	114,963	3,461,277
Hermes International	1,079	326,962
ICADE	2,327	183,707
Imerys S.A.	2,692	136,402
Klepierre	9,196	261,078
Lafarge S.A.	11,023	384,529
Lagardere SCA	6,697	166,364
Legrand S.A.	8,710	275,035
L’Oreal S.A.	10,503	1,034,062
LVMH Moet Hennessy Louis Vuitton S.A.	7,378	986,442
M6-Metropole Television S.A.	11,486	188,165
Natixis	162,076	517,984
Neopost S.A.	2,646	195,400
Nexity S.A.(a)	4,116	114,867
PagesJaunes Groupe(a)	26,889	106,968
Pernod-Ricard S.A.	4,567	360,483
Peugeot S.A.	8,524	184,873
PPR	3,408	445,454
Rallye S.A.(a)	2,957	85,855
Rexel S.A.	8,373	126,271
Safran S.A.	7,005	217,766
Sanofi	49,848	3,300,581
Schneider Electric S.A.	13,344	726,351
SCOR SE	11,309	246,490
Societe BIC S.A.	2,444	209,765
Societe d’Edition de Canal+	28,188	167,050
Societe Generale S.A.	27,529	738,713
Societe Television Francaise 1	11,656	146,692
Sodexo	3,625	241,165
Suez Environnement Co.	18,800	263,590
Technip S.A.	2,327	188,983
Total S.A.	115,879	5,167,207
Vallourec S.A.	2,417	141,066
Veolia Environnement S.A.	25,422	377,583
Vinci S.A.	18,606	809,322
Vivendi S.A.	76,910	1,582,421

Total France		38,794,598

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2011

Investments	Shares	Fair Value

Germany – 6.8%
Adidas AG	3,345	$205,438
Aixtron SE N.A.(a)	3,308	48,689
Allianz SE	17,063	1,622,228
Axel Springer AG	5,176	180,040
BASF SE	26,665	1,648,757
Bayer AG	18,577	1,033,131
Bayerische Motoren Werke AG	10,656	714,357
Beiersdorf AG	3,902	210,067
Bilfinger Berger SE	2,261	172,186
Celesio AG	6,919	91,895
Comdirect Bank AG	18,217	181,260
Daimler AG	35,400	1,597,297
Deutsche Bank AG	14,112	498,345
Deutsche Boerse AG*(a)	7,029	356,013
Deutsche Lufthansa AG	15,816	207,026
Deutsche Post AG	54,433	702,940
Deutsche Telekom AG	232,959	2,760,227
E.ON AG	128,327	2,815,944
Fielmann AG	1,743	175,955
Fraport AG Frankfurt Airport Services Worldwide	2,809	167,506
Fresenius Medical Care AG & Co. KGaA	3,824	261,766
Fresenius SE & Co KGaA	2,063	184,482
GEA Group AG	5,278	125,095
Hannover Rueckversicherung AG	7,731	353,086
Henkel AG & Co. KGaA	4,675	206,677
Hochtief AG	2,712	171,419
Infineon Technologies AG	16,859	126,399
K+S AG	3,446	182,998
Linde AG	2,988	403,907
Merck KGaA	3,270	269,823
Metro AG	8,550	366,286
MLP AG	10,030	64,433
Muenchener Rueckversicherungs AG	9,330	1,171,065
Rheinmetall AG	3,465	164,621
RWE AG	39,203	1,458,035
SAP AG	15,228	782,830
Siemens AG	21,907	2,002,226
SMA Solar Technology AG(a)	1,567	82,773
Symrise AG	4,759	111,421
ThyssenKrupp AG	6,878	171,137
United Internet AG Registered Shares	6,821	116,502
Volkswagen AG	4,716	589,656
Wacker Chemie AG(a)	1,179	106,380
Wincor Nixdorf AG	1,885	85,484

Total Germany		24,947,802
Hong Kong – 4.9%
Bank of East Asia Ltd.(a)	61,800	191,717
BOC Hong Kong Holdings Ltd.	377,500	809,821
Cathay Pacific Airways Ltd.	198,000	325,560
Cheung Kong Holdings Ltd.	52,000	571,785
China Merchants Holdings International Co., Ltd.	76,000	206,969
China Mobile Ltd.	692,500	6,858,505

China Overseas Land & Investment Ltd.	124,000	$180,312
China Resources Enterprise Ltd.	38,000	127,891
China Resources Power Holdings Co., Ltd.	92,000	140,161
China Unicom Hong Kong Ltd.	114,000	237,819
Citic Pacific Ltd.	79,000	113,049
CLP Holdings Ltd.	75,500	684,226
CNOOC Ltd.	909,300	1,518,469
Fosun International Ltd.	213,000	108,350
Guangdong Investment Ltd.(a)	270,000	168,907
Hang Lung Properties Ltd.	94,000	282,552
Hang Seng Bank Ltd.	68,200	804,672
Henderson Land Development Co., Ltd.	45,000	204,920
Hong Kong & China Gas Co., Ltd.	132,260	299,357
Hong Kong Exchanges and Clearing Ltd.	24,400	359,508
Hutchison Whampoa Ltd.	78,000	585,645
Lenovo Group Ltd.	182,000	123,675
MTR Corp.	117,000	353,191
New World Development Ltd.	128,000	124,305
PCCW Ltd.	391,000	146,661
Power Assets Holdings Ltd.	68,500	526,635
Shanghai Industrial Holdings Ltd.	46,000	130,293
Shenzhen Investment Ltd.	428,000	79,170
Shougang Fushan Resources Group Ltd.	196,000	66,468
Sino Land Co., Ltd.	164,000	219,516
Sino-Ocean Land Holdings Ltd.(a)	243,000	78,349
Sinotruk Hong Kong Ltd.(a)	129,000	72,912
SJM Holdings Ltd.	101,000	182,935
Sun Hung Kai Properties Ltd.	55,000	639,038
Television Broadcasts Ltd.	24,000	131,950
Wharf Holdings Ltd.	52,000	259,841

Total Hong Kong		17,915,134
Ireland – 0.3%
CRH PLC	28,733	448,927
DCC PLC	6,258	157,684
Dragon Oil PLC	16,049	119,318
Kerry Group PLC Class A	3,554	124,932
Paddy Power PLC	2,548	131,618

Total Ireland		982,479
Italy – 3.8%
A2A SpA	190,876	239,836
ACEA SpA	19,919	161,020
Arnoldo Mondadori Editore SpA	48,888	104,490
Ascopiave SpA	66,407	131,865
Assicurazioni Generali SpA	40,451	648,021
Atlantia SpA	27,122	393,735
Banca Carige SpA(a)	93,978	183,335
Banca Generali SpA	15,271	145,473
Banca Monte dei Paschi di Siena SpA	218,719	122,987
Credito Artigiano SpA	83,658	102,142
Enel Green Power SpA	70,450	162,296
Enel SpA	421,805	1,880,039
ENI SpA	206,642	3,665,266

See Notes to Financial Statements.

30	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2011

Investments	Shares	Fair Value

ERG SpA	15,287	$171,366
Fiat SpA(a)	19,185	105,382
Finmeccanica SpA	29,700	208,208
Hera SpA(a)	93,353	142,787
Intesa Sanpaolo SpA	473,238	755,583
Iren SpA	123,562	145,309
Luxottica Group SpA	9,575	246,144
MARR SpA	13,178	137,292
Mediaset SpA	113,042	359,454
Mediobanca SpA	24,220	192,214
Mediolanum SpA	46,275	170,740
Pirelli & C SpA	18,395	132,535
Saipem SpA	7,416	264,273
Snam Rete Gas SpA	166,597	773,390
Societa Cattolica di Assicurazioni SCRL	9,079	196,850
Telecom Italia SpA	686,908	755,271
Telecom Italia SpA RSP	392,476	385,987
Terna Rete Elettrica Nazionale SpA	105,480	393,433
UniCredit SpA	322,359	347,089
Unione di Banche Italiane SCPA	26,349	99,058

Total Italy		13,922,870
Japan – 15.5%
Aeon Co., Ltd.(a)	20,400	277,628
Aisin Seiki Co., Ltd.	6,300	212,997
Ajinomoto Co., Inc.	18,000	214,842
Asahi Glass Co., Ltd.	28,000	276,803
Asahi Group Holdings Ltd.	8,800	188,262
Asahi Kasei Corp.	38,000	231,214
Astellas Pharma, Inc.	17,000	648,638
Bank of Saga Ltd. (The)	91,000	251,466
Bank of Yokohama Ltd. (The)	28,000	142,034
Bridgestone Corp.	9,600	220,695
Brother Industries Ltd.	10,900	129,674
Canon, Inc.	36,100	1,662,623
Chiba Bank Ltd. (The)	36,000	251,738
Chiyoda Co., Ltd.	8,900	150,566
Chubu Electric Power Co., Inc.(a)	27,100	514,014
Chugai Pharmaceutical Co., Ltd.	16,800	287,483
Chugoku Electric Power Co., Inc. (The)(a)	10,800	192,097
Circle K Sunkus Co., Ltd.	10,200	173,088
Coca-Cola West Co., Ltd.	7,900	152,301
Cosmo Oil Co., Ltd.	53,000	133,394
Dai Nippon Printing Co., Ltd.(a)	31,000	324,961
Daihatsu Motor Co., Ltd.(a)	13,000	237,636
Dai-ichi Life Insurance Co., Ltd. (The)	93	97,971
Daiichi Sankyo Co., Ltd.	25,600	538,038
Daikin Industries Ltd.	4,900	142,143
Dainippon Sumitomo Pharma Co., Ltd.(a)	17,000	189,011
Daishi Bank Ltd. (The)	72,000	248,469
Daito Trust Construction Co., Ltd.	4,600	426,103
Daiwa House Industry Co., Ltd.	15,000	195,381
Daiwa Securities Group, Inc.	45,000	170,472
Denso Corp.	11,800	384,403

East Japan Railway Co.	8,700	$531,616
Eisai Co., Ltd.(a)	13,200	535,158
Electric Power Development Co., Ltd.	7,100	211,121
Ezaki Glico Co., Ltd.	15,000	193,825
FANUC Corp.	3,300	463,661
Fast Retailing Co., Ltd.	1,700	308,550
Fuji Heavy Industries Ltd.	20,000	118,838
FUJIFILM Holdings Corp.	7,700	181,312
Fujitsu Ltd.	51,000	244,149
Hakuhodo DY Holdings, Inc.	3,230	190,037
Hirose Electric Co., Ltd.	400	37,571
Hisamitsu Pharmaceutical Co., Inc.(a)	3,800	183,394
Hitachi Chemical Co., Ltd.	7,900	131,906
Hitachi Ltd.	48,000	242,242
Hokkaido Electric Power Co., Inc.(a)	12,800	190,306
Hokuhoku Financial Group, Inc.	109,000	240,400
Hokuriku Electric Power Co.	11,000	205,643
Honda Motor Co., Ltd.	23,800	709,862
Hoya Corp.	10,600	247,948
Ibiden Co., Ltd.	4,100	88,191
Idemitsu Kosan Co., Ltd.	1,400	127,504
Isuzu Motors Ltd.	29,000	126,414
Ito En Ltd.	9,200	169,725
ITOCHU Corp.	33,700	327,032
Itochu Enex Co., Ltd.	30,100	176,898
Itochu Techno-Solutions Corp.(a)	5,100	231,578
Japan Tobacco, Inc.	155	730,961
JFE Holdings, Inc.	12,100	247,557
JGC Corp.	6,000	149,766
Joyo Bank Ltd. (The)	23,000	108,018
JS Group Corp.	8,400	237,898
JSR Corp.	8,100	141,445
Juroku Bank Ltd. (The)	68,000	225,843
JX Holdings, Inc.	69,235	395,218
Kajima Corp.(a)	49,000	163,376
Kaneka Corp.	28,000	159,834
Kansai Electric Power Co., Inc. (The)(a)	33,600	587,608
Kao Corp.	14,800	415,506
Kawasaki Kisen Kaisha Ltd.(a)	42,000	88,817
KDDI Corp.	84	584,120
Kewpie Corp.	14,500	211,631
Kintetsu Corp.(a)	59,000	223,508
Kirin Holdings Co., Ltd.	24,000	316,658
Kobe Steel Ltd.	98,000	166,554
Kokuyo Co., Ltd.	27,300	220,653
Komatsu Ltd.	13,200	290,955
Konami Corp.(a)	5,900	200,468
Konica Minolta Holdings, Inc.	17,500	121,465
Kubota Corp.	31,000	252,971
Kuraray Co., Ltd.	11,900	164,420
Kyocera Corp.	3,200	271,510
Kyowa Hakko Kirin Co., Ltd.(a)	22,000	247,743
Kyushu Electric Power Co., Inc.	17,100	277,975

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2011

Investments	Shares	Fair Value

Lawson, Inc.	5,100	$289,803
Lion Corp.	33,000	199,935
Makita Corp.	4,000	144,837
Marubeni Corp.	42,000	239,206
Marui Group Co., Ltd.	16,800	128,376
Maruichi Steel Tube Ltd.	7,000	166,827
Mazda Motor Corp.	49,000	100,441
Medipal Holdings Corp.	14,600	149,068
MEIJI Holdings Co., Ltd.	4,300	205,572
Mitsubishi Chemical Holdings Corp.	28,400	194,909
Mitsubishi Corp.	35,400	731,147
Mitsubishi Electric Corp.	29,000	261,482
Mitsubishi Estate Co., Ltd.	14,000	230,306
Mitsubishi Heavy Industries Ltd.	39,000	166,463
Mitsubishi Tanabe Pharma Corp.	13,700	256,120
Mitsubishi UFJ Financial Group, Inc.	382,900	1,758,518
Mitsui & Co., Ltd.	53,500	787,091
Mitsui Chemicals, Inc.	40,000	135,444
Mitsui Fudosan Co., Ltd.	17,000	274,144
Mitsui O.S.K. Lines Ltd.	39,000	151,790
Mizuho Financial Group, Inc.(a)	871,200	1,288,490
MS&AD Insurance Group Holdings	12,530	275,699
Murata Manufacturing Co., Ltd.	1,400	76,738
Nagase & Co., Ltd.	14,900	186,153
Namco Bandai Holdings, Inc.	14,100	192,256
NEC Fielding Ltd.	7,600	97,317
Nintendo Co., Ltd.	4,000	589,517
Nippon Electric Glass Co., Ltd.	10,000	92,372
Nippon Express Co., Ltd.	50,000	215,361
Nippon Steel Corp.(a)	104,000	302,231
Nippon Telegraph & Telephone Corp.(a)	38,200	1,848,547
Nippon Yusen K.K.(a)	65,000	177,932
Nissan Chemical Industries Ltd.	12,900	122,339
Nissan Motor Co., Ltd.	50,900	457,625
Nisshin Seifun Group, Inc.(a)	12,500	164,926
Nissin Foods Holdings Co., Ltd.(a)	4,900	198,339
Nitto Denko Corp.	3,700	148,326
NKSJ Holdings, Inc.	16,319	365,632
Nomura Holdings, Inc.	71,600	265,667
Nomura Research Institute Ltd.	10,300	237,189
NSK Ltd.	14,000	104,619
NTN Corp.	25,000	119,357
NTT DoCoMo, Inc.(a)	1,288	2,367,794
OJI Paper Co., Ltd.(a)	44,000	243,747
Olympus Corp.	4,200	131,700
Oracle Corp.	7,600	269,865
Oriental Land Co., Ltd.(a)	1,900	203,853
Osaka Gas Co., Ltd.	64,000	267,359
Otsuka Corp.	2,300	159,938
Otsuka Holdings Co., Ltd.	8,704	239,958
Pacific Metals Co., Ltd.(a)	20,000	116,762
Panasonic Corp.	24,600	240,638
Park24 Co., Ltd.	18,300	228,156

Resona Holdings, Inc.	77,600	$374,510
Ricoh Co., Ltd.(a)	29,000	246,056
Ryosan Co., Ltd.	7,000	155,929
Saibu Gas Co., Ltd.	73,000	198,884
Sankyo Co., Ltd.	4,400	240,036
Secom Co., Ltd.	6,700	325,960
Sega Sammy Holdings, Inc.	8,900	210,723
Sekisui House Ltd.	23,000	219,318
Seven & I Holdings Co., Ltd.	20,600	585,021
Sharp Corp.(a)	28,000	238,298
Shikoku Electric Power Co., Inc.(a)	10,300	285,695
Shin-Etsu Chemical Co., Ltd.	9,700	481,980
Shionogi & Co., Ltd.	12,200	182,494
Shiseido Co., Ltd.	15,300	299,132
Shizuoka Bank Ltd. (The)	23,000	243,189
Showa Shell Sekiyu K.K.	15,800	114,175
SMC Corp.	1,000	148,287
Sony Corp.	6,100	119,262
Sony Financial Holdings, Inc.	9,792	151,682
Sumitomo Bakelite Co., Ltd.	21,000	113,337
Sumitomo Chemical Co., Ltd.(a)	45,000	175,727
Sumitomo Corp.(a)	35,800	449,126
Sumitomo Electric Industries Ltd.	16,600	197,486
Sumitomo Metal Industries Ltd.	164,000	344,681
Sumitomo Metal Mining Co., Ltd.	17,000	228,710
Sumitomo Mitsui Financial Group, Inc.	50,600	1,448,153
Sumitomo Mitsui Trust Holdings, Inc.	62,070	208,564
Sumitomo Realty & Development Co., Ltd.	8,000	156,409
Suzuken Co., Ltd.	6,800	184,203
T&D Holdings, Inc.	20,000	191,230
Taisei Corp.	62,000	172,937
Takeda Pharmaceutical Co., Ltd.(a)	31,900	1,522,989
TDK Corp.(a)	3,200	113,461
Tohoku Electric Power Co., Inc.(a)	25,900	362,896
Tokio Marine Holdings, Inc.	12,700	326,892
Tokyo Electron Ltd.(a)	4,700	217,073
Tokyo Gas Co., Ltd.	64,000	299,741
TonenGeneral Sekiyu K.K.	26,000	301,220
Toppan Forms Co., Ltd.	24,600	198,191
Toppan Printing Co., Ltd.(a)	36,000	265,750
Toshiba Corp.	53,000	220,031
Toyota Industries Corp.	8,000	236,637
Toyota Motor Corp.	41,900	1,461,173
Toyota Tsusho Corp.	11,200	194,852
Trend Micro, Inc.	5,900	186,767
USS Co., Ltd.	2,160	184,951
Yahoo! Japan Corp.	811	255,147
Yamatake Corp.	6,500	141,165
Yamato Holdings Co., Ltd.	13,800	254,050

Total Japan		56,885,565
Netherlands – 1.9%
Akzo Nobel N.V.	5,993	267,960
ASML Holding N.V.	6,807	238,187

See Notes to Financial Statements.

32	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2011

Investments	Shares	Fair Value

European Aeronautic Defence and Space Co. N.V.	7,981	$227,065
Exact Holding N.V.	3,193	75,185
Fugro N.V. CVA	2,745	140,137
Heineken Holding N.V.	5,943	230,720
Heineken N.V.	8,887	399,921
Koninklijke Ahold N.V.	28,053	331,823
Koninklijke Boskalis Westminster N.V.	4,698	146,457
Koninklijke DSM N.V.	4,970	219,219
Koninklijke KPN N.V.	98,477	1,308,186
Koninklijke Philips Electronics N.V.	34,740	631,575
PostNL N.V.	32,864	145,950
Randstad Holding N.V.	6,415	208,031
Reed Elsevier N.V.	20,181	222,815
SBM Offshore N.V.	6,397	113,036
STMicroelectronics N.V.	28,856	190,096
Unilever N.V. CVA	50,838	1,620,313
Wolters Kluwer N.V.	13,343	218,856

Total Netherlands		6,935,532
New Zealand – 0.3%
Auckland International Airport Ltd.	149,964	263,654
Telecom Corp. of New Zealand Ltd.	154,025	310,825
Vector Ltd.	122,710	240,127
Warehouse Group Ltd. (The)	75,830	185,486

Total New Zealand		1,000,092
Norway – 1.8%
ABG Sundal Collier Holding ASA	181,450	125,788
Aker ASA Class A	7,813	158,363
Aker Solutions ASA	8,409	81,426
DnB NOR ASA	69,960	707,822
Fred Olsen Energy ASA	7,910	227,828
Gjensidige Forsikring ASA	33,021	343,652
Marine Harvest ASA	711,968	312,630
Norsk Hydro ASA	38,632	178,124
Orkla ASA	49,525	380,021
SpareBank 1 SMN	20,200	135,217
Statoil ASA	122,249	2,644,460
Telenor ASA	60,815	945,735
Veidekke ASA	19,160	117,160
Yara International ASA	4,417	171,233

Total Norway		6,529,459
Portugal – 0.6%
Banco Espirito Santo S.A.(a)	70,582	189,400
Brisa Auto-Estradas de Portugal S.A.(a)	50,233	179,143
Cimpor Cimentos de Portugal, SGPS, S.A.	30,488	205,347
EDP-Energias de Portugal S.A.	207,744	645,260
Mota-Engil, SGPS, S.A.	62,863	87,211
Portugal Telecom, SGPS, S.A.	71,065	524,413
Sonae	194,220	136,807
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	30,589	93,410

Total Portugal		2,060,991

Singapore – 2.1%
Cityspring Infrastructure Trust	413,000	$123,605
DBS Group Holdings Ltd.	55,000	499,732
Fraser and Neave Ltd.	52,000	231,049
Jardine Cycle & Carriage Ltd.	11,000	354,370
Keppel Corp., Ltd.	57,100	339,594
Keppel Land Ltd.(a)	91,000	180,869
M1 Ltd.	98,000	185,005
Oversea-Chinese Banking Corp., Ltd.	88,000	549,029
Sakari Resources Ltd.	53,000	81,345
SATS Ltd.	89,000	150,257
SembCorp Industries Ltd.	70,000	183,716
SembCorp Marine Ltd.(a)	104,000	259,382
SIA Engineering Co., Ltd.	74,000	215,793
Singapore Airlines Ltd.	18,000	157,885
Singapore Exchange Ltd.	48,000	244,218
Singapore Press Holdings Ltd.	127,000	366,449
Singapore Technologies Engineering Ltd.	162,000	349,336
Singapore Telecommunications Ltd.	604,000	1,473,962
StarHub Ltd.	132,000	289,709
Transpac Industrial Holdings Ltd.	119,680	147,407
United Overseas Bank Ltd.	48,000	626,199
UOB-Kay Hian Holdings Ltd.	182,000	212,992
Venture Corp., Ltd.	28,000	143,535
Wilmar International Ltd.	60,000	242,652
Yangzijiang Shipbuilding Holdings Ltd.	146,000	99,716

Total Singapore		7,707,806
Spain – 6.4%
Abertis Infraestructuras, S.A.	14,725	229,176
Acciona S.A.(a)	2,667	227,760
Acerinox S.A.(a)	14,815	168,420
ACS Actividades de Construccion y Servicios, S.A.	18,389	656,042
Antena 3 de Television S.A.(a)	23,777	140,686
Banco Bilbao Vizcaya Argentaria S.A.	190,637	1,580,706
Banco de Sabadell S.A.	70,593	254,309
Banco Espanol de Credito S.A.(a)	45,996	277,584
Banco Popular Espanol S.A.(a)	44,198	206,366
Banco Santander S.A.	537,331	4,487,112
Bolsas y Mercados Espanoles S.A.(a)	9,462	255,046
CaixaBank	181,673	809,009
Duro Felguera S.A.	19,981	126,000
Enagas S.A.	12,036	223,014
Endesa S.A.	41,110	961,392
Ferrovial S.A.	34,670	399,625
Fomento de Construcciones y Contratas S.A.(a)	9,654	240,922
Gas Natural SDG S.A.(a)	47,070	807,106
Iberdrola S.A.	250,097	1,701,600
Inditex S.A.	12,094	1,044,339
Indra Sistemas S.A.	11,812	171,794
Mapfre S.A.(a)	166,625	522,685
Mediaset Espana Comunicacion S.A.	26,837	154,471
Red Electrica Corp. S.A.	4,947	227,131
Repsol YPF S.A.	40,906	1,096,574

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2011

Investments	Shares	Fair Value

Tecnicas Reunidas S.A.	2,929	$94,670
Telefonica S.A.	323,136	6,253,982
Zardoya Otis S.A.	22,904	293,782

Total Spain		23,611,303
Sweden – 3.1%
Alfa Laval AB	12,874	204,688
Assa Abloy AB Class B	10,069	209,203
Atlas Copco AB Class A	29,313	525,382
Axis Communications AB	4,610	76,350
Billerud AB	15,383	104,596
Boliden AB	13,757	143,915
Electrolux AB Series B	12,350	182,871
Fabege AB	19,471	148,268
Hennes & Mauritz AB Class B	60,364	1,816,668
Husqvarna AB Class B	25,132	102,494
Intrum Justitia AB	11,875	146,531
Kinnevik Investment AB Class B	10,346	193,116
NCC AB Class B	8,463	139,239
Nordea Bank AB	128,917	1,054,881
Peab AB(a)	30,975	152,210
Ratos AB Class B	15,100	175,223
Sandvik AB	31,565	367,665
Scania AB Class B	25,099	362,697
Securitas AB Class B	23,161	170,296
Skandinaviska Enskilda Banken AB Class A	61,508	334,756
Skanska AB Class B	23,048	321,817
SKF AB Class B	12,186	232,251
SSAB AB Class B	12,318	82,680
Svenska Cellulosa AB Class B	26,624	326,976
Svenska Handelsbanken AB Class A	24,839	636,870
Swedbank AB Class A	17,494	195,108
Swedish Match AB	7,103	235,795
Tele2 AB Class B	19,736	362,640
Telefonaktiebolaget LM Ericsson Class B	73,638	714,594
TeliaSonera AB	211,531	1,405,648
Volvo AB Class A	47,119	471,656

Total Sweden		11,597,084
Switzerland – 6.8%
ABB Ltd.	54,339	943,439
Actelion Ltd.	3,164	105,548
Adecco S.A.	4,341	172,866
Baloise Holding AG	2,932	216,277
Bank Sarasin & Cie AG Class B	2,328	71,380
BKW FMB Energie AG	1,708	80,483
Cie Financiere Richemont S.A. Class A	3,862	174,115
Credit Suisse Group AG	35,337	933,709
GAM Holding AG	10,800	136,144
Geberit AG	1,458	270,797
Holcim Ltd.	6,510	349,044
Kuehne + Nagel International AG	2,761	312,486
Lonza Group AG	1,928	116,746
Nestle S.A.	97,738	5,391,031

Novartis AG	88,745	$4,963,389
Partners Group Holding AG	671	110,811
Roche Holding AG – Genusschein	31,084	5,034,082
Schindler Holding AG Participating Shares	2,399	256,328
SGS S.A.	313	478,994
Sulzer AG	1,193	123,858
Swatch Group AG (The)	3,859	232,823
Swiss Prime Site AG	3,175	255,874
Swiss Re AG	17,119	801,387
Swisscom AG	2,206	900,567
Syngenta AG	2,008	527,257
Transocean Ltd.	3,601	176,066
Vontobel Holding AG	3,057	77,409
Zurich Financial Services AG	9,210	1,936,706

Total Switzerland		25,149,616
United Kingdom – 19.1%
Aberdeen Asset Management PLC	58,913	158,862
Admiral Group PLC	12,559	247,098
AMEC PLC	10,919	138,713
Amlin PLC	38,649	170,869
Anglo American PLC	16,465	571,720
Antofagasta PLC	48,814	704,533
Ashmore Group PLC	38,340	193,811
Associated British Foods PLC	19,293	333,606
AstraZeneca PLC	67,969	3,036,699
Aviva PLC	158,021	751,788
BAE Systems PLC	179,931	749,232
Balfour Beatty PLC	44,181	175,917
Barclays PLC	235,463	591,839
Berendsen PLC	24,854	166,679
BG Group PLC	32,772	633,813
BHP Billiton PLC	45,199	1,223,743
BP PLC	338,661	2,049,594
British American Tobacco PLC	78,223	3,324,835
British Land Co. PLC	26,527	196,701
British Sky Broadcasting Group PLC	40,732	421,323
BT Group PLC	258,637	699,845
Burberry Group PLC	6,990	127,837
Cable & Wireless Communications PLC	383,107	222,310
Cable & Wireless Worldwide PLC	265,683	128,303
Capita Group PLC (The)	19,832	218,268
Carillion PLC	32,970	171,853
Carnival PLC	4,341	136,263
Centrica PLC	208,122	965,180
Close Brothers Group PLC	17,442	179,601
Compass Group PLC	52,225	423,865
Cookson Group PLC	21,630	145,900
Croda International PLC	15,695	403,420
Daily Mail & General Trust PLC Class A	22,238	125,786
De La Rue PLC	9,595	124,958
Diageo PLC	70,891	1,360,547
Drax Group PLC	29,039	217,092
DS Smith PLC	76,766	209,395

See Notes to Financial Statements.

34	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2011

Investments	Shares	Fair Value

Electrocomponents PLC	34,832	$103,151
Eurasian Natural Resources Corp. PLC	32,366	290,670
Fidessa Group PLC	4,131	101,034
Firstgroup PLC	40,380	201,796
Fresnillo PLC	16,169	399,483
G4S PLC	51,133	212,679
GKN PLC	54,119	148,295
GlaxoSmithKline PLC	245,508	5,098,089
Halfords Group PLC	21,512	97,920
Hammerson PLC	31,384	184,902
Hays PLC	125,120	134,977
Home Retail Group PLC	85,954	150,503
HSBC Holdings PLC	587,435	4,547,162
ICAP PLC	31,876	204,783
IG Group Holdings PLC	25,277	176,052
IMI PLC	11,913	131,762
Imperial Tobacco Group PLC	38,566	1,306,098
Inmarsat PLC	20,197	154,672
Intercontinental Hotels Group PLC	9,069	148,482
International Power PLC	119,013	568,802
Investec PLC(a)	24,927	135,754
J. Sainsbury PLC	84,388	361,251
John Wood Group PLC	10,034	82,844
Johnson Matthey PLC	6,194	153,130
Kazakhmys PLC	7,904	97,641
Kesa Electricals PLC	47,459	61,955
Kingfisher PLC	67,360	260,760
Ladbrokes PLC	66,151	122,733
Legal & General Group PLC	247,579	372,758
Logica PLC	86,541	106,570
London & Stamford Property PLC	105,957	193,285
London Stock Exchange Group PLC	11,089	140,787
Man Group PLC	170,653	447,946
Marks & Spencer Group PLC	68,067	333,585
Meggitt PLC	30,641	159,856
Melrose PLC	25,013	113,389
Mondi PLC	16,921	124,865
N. Brown Group PLC	28,212	118,222
National Grid PLC	160,082	1,592,264
Next PLC	6,741	265,889
Old Mutual PLC	178,453	291,894
Pearson PLC	27,366	485,564
Premier Farnell PLC	29,506	71,015
Provident Financial PLC	13,179	206,124
Prudential PLC	78,116	678,417
Reckitt Benckiser Group PLC	22,557	1,150,109
Reed Elsevier PLC	47,668	367,128
Rexam PLC	30,700	148,638
Rio Tinto PLC	22,332	1,004,874
Royal Dutch Shell PLC Class A	139,671	4,351,589
Royal Dutch Shell PLC Class B	113,141	3,546,171
RSA Insurance Group PLC	230,887	399,959
SABMiller PLC	31,202	1,024,381

Sage Group PLC (The)	52,947	$211,481
Scottish & Southern Energy PLC	43,286	873,230
Segro PLC	48,065	164,876
Severn Trent PLC	12,045	289,149
Smith & Nephew PLC	16,293	147,719
Smiths Group PLC	14,552	226,578
Standard Chartered PLC	57,054	1,143,869
Standard Life PLC	114,775	357,593
Tate & Lyle PLC	57,897	564,602
Tesco PLC	255,845	1,506,539
Thomas Cook Group PLC	85,472	53,113
Travis Perkins PLC	14,380	170,249
TUI Travel PLC	66,480	154,619
Unilever PLC	46,018	1,448,791
United Utilities Group PLC	35,916	349,128
Vedanta Resources PLC(a)	4,876	83,630
Vodafone Group PLC	2,510,918	6,502,881
Weir Group PLC (The)	4,277	103,205
WH Smith PLC	19,237	147,949
Whitbread PLC	6,473	159,725
William Hill PLC	38,868	136,961
WM Morrison Supermarkets PLC	81,537	368,988
Xstrata PLC	20,630	263,784

Total United Kingdom		70,463,116
TOTAL COMMON STOCKS (Cost: $412,666,077)		366,003,446
RIGHTS – 0.0% Australia – 0.0%
Goodman Fielder Ltd., expiring 10/17/11*	96,702	4,699
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/11*(a)	190,637	28,136
CaixaBank, expiring 10/14/11*	181,673	14,869

Total Spain		43,005
TOTAL RIGHTS (Cost: $0)		47,704
TOTAL LONG-TERM INVESTMENTS (Cost: $412,666,077)		366,051,150
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $404,489)	404,489	404,489
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.4%
MONEY MARKET FUND – 6.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(e)
(Cost: $23,460,924)(f)	23,460,924	23,460,924
TOTAL INVESTMENTS IN SECURITIES – 106.0% (Cost: $436,531,490)(g)		389,916,563
Liabilities in Excess of Other Assets — (6.0)%		(21,953,323)

NET ASSETS – 100.0%		$367,963,240

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	35

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

September 30, 2011

PPS	– Price Protected Shares

RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Escrow security – additional shares issued as a result of a corporate action.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(e)	Interest rate shown reflects yield as of September 30, 2011.

(f)	At September 30, 2011, the total market value of the Fund’s securities on loan was $22,255,572 and the total market value of the collateral held by the Fund was $23,460,924.

(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

36	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.4%
Australia – 16.4%
Adelaide Brighton Ltd.	23,739	$60,910
AGL Energy Ltd.	11,374	158,078
Alumina Ltd.	50,226	72,246
Amcor Ltd.	38,065	256,378
AMP Ltd.	91,351	350,697
APN News & Media Ltd.(a)	41,552	33,923
Australia & New Zealand Banking Group Ltd.	107,723	2,043,666
Automotive Holdings Group	19,675	36,714
Bank of Queensland Ltd.(a)	9,973	69,691
Bendigo and Adelaide Bank Ltd.	17,021	140,448
Billabong International Ltd.	9,442	30,467
BlueScope Steel Ltd.	80,582	57,172
Boral Ltd.	15,989	54,389
Bradken Ltd.	5,487	35,197
Brambles Ltd.	35,034	220,301
Brickworks Ltd.	4,360	40,044
Cabcharge Australia Ltd.	4,108	17,408
Caltex Australia Ltd.	9,141	96,215
Cardno Ltd.	8,130	36,742
carsales.com Ltd.(a)	9,460	43,672
Coca-Cola Amatil Ltd.	21,863	253,496
Cochlear Ltd.	1,071	48,288
Commonwealth Bank of Australia	61,042	2,702,333
Computershare Ltd.	12,973	94,185
Consolidated Media Holdings Ltd.	27,443	64,012
Crown Ltd.	23,160	179,398
CSR Ltd.	37,869	85,755
David Jones Ltd.(a)	27,164	79,730
DuluxGroup Ltd.	15,334	37,556
Envestra Ltd.(b)	82,549	53,353
Fairfax Media Ltd.(a)	54,460	43,667
Fleetwood Corp., Ltd.	4,289	47,229
Flight Centre Ltd.(a)	2,881	47,601
Foster’s Group Ltd.	76,381	391,959
Goodman Fielder Ltd.	99,377	46,361
GrainCorp Ltd.	5,361	37,515
GUD Holdings Ltd.	4,952	34,316
GWA Group Ltd.(a)	15,763	30,640
Harvey Norman Holdings Ltd.(a)	39,686	83,313
Hills Holdings Ltd.	16,692	16,385
Insurance Australia Group Ltd.	58,495	171,691
IOOF Holdings Ltd.	11,599	61,325
Iress Market Technology Ltd.	5,299	36,051
JB Hi-Fi Ltd.(a)	3,984	58,855
Kingsgate Consolidated Ltd.	4,455	31,088
Leighton Holdings Ltd.	13,871	251,829
Lend Lease Group(b)	14,481	99,082
MacArthur Coal Ltd.	7,728	119,573
Macquarie Group Ltd.	13,973	310,583
Metcash Ltd.	33,905	135,434
Minara Resources Ltd.	63,070	53,636
Monadelphous Group Ltd.	3,094	52,323

Myer Holdings Ltd.(a)	33,383	$66,188
National Australia Bank Ltd.	86,694	1,884,850
Navitas Ltd.	12,499	46,769
NIB Holdings Ltd.	31,311	41,539
OneSteel Ltd.	66,565	80,221
Orica Ltd.	9,334	213,004
Origin Energy Ltd.	20,041	261,003
OZ Minerals Ltd.	11,203	102,567
Perpetual Ltd.(a)	2,528	51,203
Platinum Asset Management Ltd.(a)	24,944	92,609
Primary Health Care Ltd.	13,476	39,423
QBE Insurance Group Ltd.	53,463	669,254
Ramsay Health Care Ltd.	3,395	62,692
SAI Global Ltd.	4,404	20,288
Salmat Ltd.	11,701	29,454
Seven West Media Ltd.	17,778	45,442
Sonic Healthcare Ltd.	12,559	139,149
Suncorp Group Ltd.	37,253	288,926
TABCORP Holdings Ltd.	65,082	163,193
Tatts Group Ltd.	41,431	89,795
Telstra Corp., Ltd.	764,863	2,304,449
Ten Network Holdings Ltd.	42,800	36,814
Toll Holdings Ltd.	23,049	98,790
Transfield Services Ltd.	13,812	25,438
UGL Ltd.	5,708	63,465
Washington H. Soul Pattinson & Co., Ltd.	6,334	78,797
Wesfarmers Ltd.	33,115	1,016,708
Westpac Banking Corp.	137,496	2,718,083
Woolworths Ltd.	35,852	866,236
WorleyParsons Ltd.	4,776	122,079
Wotif.com Holdings Ltd.	9,093	35,085

Total Australia		21,366,433
Austria – 0.2%
Bank Austria Creditanstalt AG*†(c)	3,058	—
Oesterreichische Post AG	2,268	64,998
Telekom Austria AG	17,945	182,478

Total Austria		247,476
Belgium – 0.9%
Ageas	59,187	104,346
Belgacom S.A.	14,685	446,467
Cie Maritime Belge S.A.	1,767	41,441
Cofinimmo	651	77,160
Elia System Operator S.A./N.V.	1,766	71,984
EVS Broadcast Equipment S.A.	710	37,199
Groupe Bruxelles Lambert S.A.	3,894	276,694
Mobistar S.A.	1,682	96,927
Tessenderlo Chemie N.V.	1,031	28,441

Total Belgium		1,180,659
Denmark – 0.0%
D/S Norden	1,419	39,376
Finland – 1.9%
Alma Media Oyj	4,961	40,336
Elisa Oyj	3,971	81,890

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2011

Investments	Shares	Fair Value

Fortum Oyj	18,441	$437,939
Kemira Oyj	3,131	34,762
Kesko Oyj Class B	1,143	35,487
Metso Oyj	3,017	89,418
Nokia Oyj	164,808	939,330
Pohjola Bank PLC Class A	7,387	78,645
Rautaruukki Oyj	2,729	27,736
Sampo Oyj Class A	13,755	349,355
Sanoma Oyj(a)	6,926	82,240
Tieto Oyj	2,970	37,756
Tikkurila Oyj(a)	1,897	32,553
UPM-Kymmene Oyj	10,851	124,114
Uponor Oyj	2,857	23,651

Total Finland		2,415,212
France – 12.6%
AXA S.A.	50,775	674,436
BNP Paribas S.A.	23,441	945,096
Bouygues S.A.(a)	9,208	308,056
Casino Guichard Perrachon S.A.	2,121	167,159
CNP Assurances	15,261	226,359
Credit Agricole S.A.	51,151	358,931
EDF S.A.	38,021	1,112,589
Euler Hermes S.A.	1,092	66,283
France Telecom S.A.	120,621	1,990,598
GDF Suez	66,494	2,001,985
ICADE	1,048	82,735
Klepierre	4,278	121,454
Lafarge S.A.	6,127	213,735
Lagardere SCA	3,244	80,586
M6–Metropole Television S.A.	4,432	72,606
Natixis	89,930	287,410
Neopost S.A.	1,082	79,903
Nexity S.A.(a)	1,495	41,721
PagesJaunes Groupe(a)	12,847	51,107
Peugeot S.A.	4,465	96,839
Rallye S.A.(a)	1,057	30,689
Sanofi	30,068	1,990,890
SCOR SE	5,513	120,161
Societe d’Edition de Canal+	6,421	38,053
Societe Generale S.A.	15,585	418,208
Societe Television Francaise 1	5,033	63,341
Suez Environnement Co.	10,868	152,378
Total S.A.(a)	66,939	2,984,904
Veolia Environnement S.A.	14,278	212,066
Vinci S.A.	10,525	457,816
Vivendi S.A.	46,307	952,765

Total France		16,400,859
Germany – 6.0%
Allianz SE	10,537	1,001,783
Axel Springer AG	2,402	83,550
Bilfinger Berger SE	944	71,890
Comdirect Bank AG	4,177	41,561
Daimler AG	20,130	908,293

Deutsche Boerse AG*	3,719	$188,364
Deutsche Lufthansa AG	8,571	112,191
Deutsche Post AG	30,028	387,778
Deutsche Telekom AG	136,202	1,613,797
E.ON AG	74,711	1,639,421
Hannover Rueckversicherung AG	3,905	178,347
MLP AG(a)	4,693	30,148
Muenchener Rueckversicherungs AG	5,634	707,158
RWE AG	22,584	839,943
SMA Solar Technology AG(a)	732	38,666

Total Germany		7,842,890
Hong Kong – 4.7%
BOC Hong Kong Holdings Ltd.	217,000	465,513
Cathay Pacific Airways Ltd.	108,000	177,578
China Mobile Ltd.	400,000	3,961,592
CLP Holdings Ltd.	38,024	344,596
Guangdong Investment Ltd.(a)	122,000	76,321
Hang Seng Bank Ltd.	40,618	479,240
Hopewell Holdings Ltd.	26,000	74,980
PCCW Ltd.	161,000	60,390
Power Assets Holdings Ltd.	36,518	280,754
Shanghai Industrial Holdings Ltd.	20,000	56,649
Shenzhen Investment Ltd.	160,000	29,596
Television Broadcasts Ltd.	9,000	49,481

Total Hong Kong		6,056,690
Ireland – 0.2%
CRH PLC	15,654	244,580
Italy – 4.2%
A2A SpA	90,173	113,303
ACEA SpA	6,119	49,464
Arnoldo Mondadori Editore SpA	13,168	28,144
Atlantia SpA	14,341	208,191
Banca Carige SpA(a)	33,340	65,041
Banca Generali SpA	3,978	37,895
Banca Popolare di Milano SCRL(a)	19,793	49,660
Banca Popolare di Sondrio SCRL	6,072	44,563
Benetton Group SpA	6,078	35,066
Enel SpA	245,685	1,095,049
ENI SpA	121,067	2,147,399
ERG SpA	3,648	40,894
Fiat SpA RSP	6,115	23,563
Finmeccanica SpA	14,762	103,487
Geox SpA(a)	7,957	29,231
Gruppo Editoriale L’Espresso SpA	16,096	25,980
Hera SpA	28,245	43,202
Intesa Sanpaolo SpA RSP	28,392	37,065
Iren SpA	40,478	47,602
Mediaset SpA	59,373	188,796
Mediolanum SpA	16,839	62,130
Recordati SpA	4,422	38,772
Snam Rete Gas SpA	97,192	451,193
Societa Cattolica di Assicurazioni SCRL	2,024	43,884
Telecom Italia SpA RSP	229,966	226,164

See Notes to Financial Statements.

38	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2011

Investments	Shares	Fair Value

Terna Rete Elettrica Nazionale SpA	57,245	$213,520

Total Italy		5,449,258
Japan – 5.6%
Astellas Pharma, Inc.(a)	9,100	347,212
Chiyoda Co., Ltd.	3,800	64,286
Chubu Electric Power Co., Inc.(a)	17,800	337,618
Chugoku Electric Power Co., Inc. (The)(a)	8,200	145,851
Daiichi Sankyo Co., Ltd.	13,800	290,036
Daito Trust Construction Co., Ltd.	1,600	148,210
Eisai Co., Ltd.(a)	6,800	275,688
Electric Power Development Co., Ltd.	3,700	110,021
Hokkaido Electric Power Co., Inc.	5,400	80,285
Hokuriku Electric Power Co.	5,100	95,344
Hoya Corp.	8,300	194,148
Inaba Denki Sangyo Co., Ltd.	1,600	49,528
IT Holdings Corp.	2,600	25,366
Kansai Electric Power Co., Inc. (The)(a)	20,600	360,259
Kyushu Electric Power Co., Inc.(a)	12,400	201,572
Lawson, Inc.	2,000	113,648
Mizuho Financial Group, Inc.(a)	507,000	749,844
Moshi Moshi Hotline, Inc.	5,800	57,112
NEC Fielding Ltd.	4,500	57,622
Nintendo Co., Ltd.	2,000	294,759
Nippon Suisan Kaisha Ltd.(a)	7,100	27,081
NKSJ Holdings, Inc.	8,698	194,881
NSD Co., Ltd.	5,700	47,032
Onward Holdings Co., Ltd.	2,000	16,009
Oracle Corp.	4,100	145,585
Pacific Metals Co., Ltd.(a)	3,000	17,514
Park24 Co., Ltd.	5,200	64,831
Plenus Co., Ltd.	3,600	58,848
Ricoh Co., Ltd.(a)	13,000	110,301
Ryosan Co., Ltd.	2,000	44,551
Saibu Gas Co., Ltd.	18,000	49,040
Shikoku Electric Power Co., Inc.(a)	4,900	135,913
Shiseido Co., Ltd.	7,200	140,768
Sumitomo Mitsui Financial Group, Inc.	28,600	818,521
Taiyo Holdings Co., Ltd.(a)	1,400	39,214
Takasago Thermal Engineering Co., Ltd.(a)	6,400	56,129
Takeda Pharmaceutical Co., Ltd.(a)	18,300	873,690
Tohoku Electric Power Co., Inc.(a)	16,200	226,985
Tokai Tokyo Financial Holdings, Inc.	16,000	49,196
TonenGeneral Sekiyu K.K.	10,000	115,854
Toppan Forms Co., Ltd.	3,500	28,198
Toyo Corp.	800	9,123
Yamatake Corp.	1,900	41,264

Total Japan		7,308,937
Netherlands – 2.0%
CSM	1,426	28,508
Delta Lloyd N.V.	3,494	56,020
Exact Holding N.V.	1,523	35,862
Koninklijke Boskalis Westminster N.V.	1,801	56,145
Koninklijke KPN N.V.	57,269	760,771

Koninklijke Philips Electronics N.V.	19,591	$356,165
PostNL N.V.	14,538	64,564
Reed Elsevier N.V.	15,349	169,466
Unilever N.V. CVA	30,674	977,645
Wolters Kluwer N.V.	5,956	97,692

Total Netherlands		2,602,838
New Zealand – 0.4%
Auckland International Airport Ltd.	38,701	68,041
Contact Energy Ltd.	9,326	38,852
Fisher & Paykel Healthcare Corp., Ltd.	19,729	38,155
Sky City Entertainment Group Ltd.	21,130	54,108
Sky Network Television Ltd.	10,825	44,931
Telecom Corp. of New Zealand Ltd.	82,146	165,772
Vector Ltd.	37,955	74,273
Warehouse Group Ltd. (The)	16,316	39,910

Total New Zealand		524,042
Norway – 2.6%
ABG Sundal Collier Holding ASA	41,309	28,637
Aker ASA Class A	3,139	63,625
Austevoll Seafood ASA	7,177	25,060
DnB NOR ASA	39,252	397,133
Fred Olsen Energy ASA	3,941	113,511
Gjensidige Forsikring ASA	17,298	180,022
Leroey Seafood Group ASA	1,869	26,343
Marine Harvest ASA	369,493	162,247
Orkla ASA	26,903	206,435
Statoil ASA	71,778	1,552,684
Telenor ASA	35,019	544,581
Veidekke ASA	5,405	33,050

Total Norway		3,333,328
Portugal – 0.8%
Banco Espirito Santo S.A.(a)	32,250	86,540
Brisa Auto-Estradas de Portugal S.A.(a)	24,529	87,476
Cimpor Cimentos de Portugal, SGPS, S.A.	14,461	97,400
EDP-Energias de Portugal S.A.	121,783	378,262
Mota-Engil, SGPS, S.A.	19,998	27,743
Portugal Telecom, SGPS, S.A.	40,695	300,303
REN – Redes Energeticas Nacionais S.A.	17,416	49,304
Sonae	71,785	50,565
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	7,837	23,932

Total Portugal		1,101,525
Singapore – 1.9%
ComfortDelGro Corp., Ltd.	46,000	46,244
Keppel Land Ltd.(a)	41,000	81,490
K-Green Trust	34,000	23,352
M1 Ltd.	32,000	60,410
SATS Ltd.	34,000	57,402
SembCorp Marine Ltd.(a)	71,000	177,078
SIA Engineering Co., Ltd.	19,000	55,406
Singapore Exchange Ltd.	20,000	101,757
Singapore Post Ltd.	53,000	41,689

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2011

Investments	Shares	Fair Value

Singapore Press Holdings Ltd.	60,000	$173,126
Singapore Technologies Engineering Ltd.	77,000	166,042
Singapore Telecommunications Ltd.	355,000	866,319
SMRT Corp., Ltd.	38,000	50,886
StarHub Ltd.	59,000	129,491
Transpac Industrial Holdings Ltd.	12,466	15,354
United Overseas Bank Ltd.	24,000	313,100
UOB-Kay Hian Holdings Ltd.	42,000	49,152
Venture Corp., Ltd.	8,000	41,010

Total Singapore		2,449,308
Spain – 9.4%
Acciona S.A.	1,280	109,311
Acerinox S.A.(a)	6,779	77,065
ACS Actividades de Construccion y Servicios, S.A.(a)	9,941	354,653
Almirall S.A.	4,664	33,103
Antena 3 de Television S.A.(a)	9,312	55,098
Banco Bilbao Vizcaya Argentaria S.A.	110,673	917,668
Banco de Sabadell S.A.(a)	31,248	112,570
Banco Espanol de Credito S.A.(a)	18,851	113,765
Banco Santander S.A.	312,182	2,606,951
Bolsas y Mercados Espanoles S.A.	3,802	102,482
CaixaBank	103,094	459,088
Caja de Ahorros del Mediterraneo	6,353	14,746
Duro Felguera S.A.	5,537	34,916
Enagas S.A.	5,598	103,725
Endesa S.A.	22,978	537,360
Ferrovial S.A.	17,420	200,793
Fomento de Construcciones y Contratas S.A.(a)	4,364	108,906
Gas Natural SDG S.A.(a)	26,179	448,890
Iberdrola S.A.	136,394	927,992
Indra Sistemas S.A.	4,874	70,888
Mapfre S.A.(a)	84,311	264,475
Mediaset Espana Comunicacion S.A.	12,293	70,757
Red Electrica Corp. S.A.	2,451	112,533
Repsol YPF S.A.	25,098	672,806
Telefonica S.A.	186,081	3,601,416
Zardoya Otis S.A.	10,294	132,038

Total Spain		12,243,995
Sweden – 2.8%
Axfood AB	1,415	48,456
Bilia AB Class A	2,565	33,051
Billerud AB	4,698	31,944
Boliden AB	7,734	80,907
Castellum AB	3,541	43,488
Electrolux AB Series B	6,183	91,554
Fabege AB	4,794	36,506
Hakon Invest AB	5,271	73,829
Hennes & Mauritz AB Class B	34,842	1,048,578
Hoganas AB Class B	1,238	33,256
Intrum Justitia AB	3,284	40,523
KappAhl AB(a)	10,459	21,167
Loomis AB Class B	3,268	38,303

NCC AB Class B	2,843	$46,775
Nordea Bank AB	79,193	648,008
Oresund Investment AB	2,823	36,068
Peab AB	9,216	45,287
Ratos AB Class B	6,119	71,006
Securitas AB Class B	8,690	63,895
Skanska AB Class B	10,909	152,321
Tele2 AB Class B	10,165	186,777
TeliaSonera AB	123,658	821,722

Total Sweden		3,693,421
Switzerland – 6.0%
Baloise Holding AG	1,234	91,025
BKW FMB Energie AG	1,080	50,891
Mobilezone Holding AG	4,091	41,527
Novartis AG	51,244	2,866,008
Roche Holding AG – Genusschein	15,435	2,499,712
SGS S.A.	21	32,137
Swiss Prime Site AG	1,287	103,719
Swiss Re AG	9,755	456,658
Swisscom AG	1,279	522,133
Vontobel Holding AG	1,863	47,175
Zurich Financial Services AG	5,380	1,131,322

Total Switzerland		7,842,307
United Kingdom – 20.8%
Aberdeen Asset Management PLC	23,650	63,773
Admiral Group PLC	5,747	113,072
Amlin PLC	14,681	64,905
Antofagasta PLC	29,622	427,535
Ashmore Group PLC	14,010	70,821
AstraZeneca PLC	39,453	1,762,669
Atkins WS PLC	1,601	13,480
Aviva PLC	88,116	419,214
BAE Systems PLC	101,839	424,058
Balfour Beatty PLC	15,843	63,083
BBA Aviation PLC	13,900	36,269
Berendsen PLC	2,155	14,452
British American Tobacco PLC	45,619	1,939,016
British Land Co. PLC	18,706	138,707
Britvic PLC	7,132	34,997
BT Group PLC	141,128	381,878
Cable & Wireless Communications PLC(a)	164,966	95,727
Cable & Wireless Worldwide PLC	121,619	58,732
Carillion PLC	9,666	50,383
Centrica PLC	118,578	549,914
Close Brothers Group PLC	4,690	48,293
Daily Mail & General Trust PLC Class A	7,490	42,366
De La Rue PLC	3,688	48,030
Drax Group PLC	12,607	94,248
Electrocomponents PLC	7,382	21,861
Fidessa Group PLC	1,486	36,344
Firstgroup PLC	15,671	78,315
GlaxoSmithKline PLC	138,204	2,869,871
Greene King PLC	5,909	40,060

See Notes to Financial Statements.

40	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2011

Investments	Shares	Fair Value

Halfords Group PLC	7,405	$33,707
Hays PLC	45,473	49,055
Home Retail Group PLC	37,389	65,467
HSBC Holdings PLC	340,868	2,638,559
ICAP PLC	14,187	91,143
IG Group Holdings PLC	9,711	67,636
Imperial Tobacco Group PLC	22,797	772,056
Inmarsat PLC	8,821	67,553
Interserve PLC	4,527	21,227
J. Sainsbury PLC	45,100	193,066
Jardine Lloyd Thompson Group PLC	4,220	41,580
Kesa Electricals PLC	20,427	26,666
Kier Group PLC	2,225	43,846
Ladbrokes PLC	24,764	45,946
Legal & General Group PLC	126,302	190,162
London & Stamford Property PLC	21,778	39,727
Man Group PLC	91,355	239,797
Marks & Spencer Group PLC	36,364	178,214
Marston’s PLC	26,292	38,091
Melrose PLC	7,224	32,748
Micro Focus International PLC	3,564	17,983
Mitie Group PLC	12,258	44,664
Moneysupermarket.com Group PLC	12,153	19,500
N. Brown Group PLC	5,020	21,036
National Grid PLC	94,726	942,197
Next PLC	3,424	135,055
Northumbrian Water Group PLC	5,219	37,683
Pearson PLC	14,663	260,171
Pennon Group PLC	5,797	61,002
Premier Farnell PLC	10,419	25,076
Provident Financial PLC	3,591	56,164
Prudential PLC	45,216	392,689
Reckitt Benckiser Group PLC	12,885	656,965
Reed Elsevier PLC	25,396	195,594
Royal Dutch Shell PLC Class B	68,285	2,140,252
RSA Insurance Group PLC	118,927	206,014
Scottish & Southern Energy PLC	24,264	489,490
Segro PLC	15,796	54,185
Severn Trent PLC	5,757	138,201
Standard Life PLC	75,511	235,262
Tate & Lyle PLC	8,536	83,242
Tesco PLC	151,814	893,954
Thomas Cook Group PLC	36,800	22,868
TUI Travel PLC	31,134	72,411
Tullett Prebon PLC	7,953	42,012
Unilever PLC	26,232	825,866
United Utilities Group PLC	18,606	180,863
Vodafone Group PLC	1,473,983	3,817,383
WH Smith PLC	6,109	46,983
William Hill PLC	13,981	49,265

Total United Kingdom		27,042,349
TOTAL COMMON STOCKS (Cost: $154,851,649)		129,385,483

EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International LargeCap Dividend Fund(a)d)
(Cost: $168,436)	4,304	$163,509
RIGHTS – 0.0%
Australia – 0.0%
Goodman Fielder Ltd., expiring 10/17/11*	41,407	2,012
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/11*(a)	110,673	16,334
CaixaBank, expiring 10/14/11*	103,094	8,438

Total Spain		24,772
TOTAL RIGHTS (Cost: $0)		26,784
TOTAL LONG-TERM INVESTMENTS (Cost: $155,020,085)		129,575,776
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $18,706)	18,706	18,706
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%
MONEY MARKET FUND – 4.9%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(f)
(Cost: $6,373,528)(g)	6,373,528	6,373,528
TOTAL INVESTMENTS IN SECURITIES – 104.4% (Cost: $161,412,319)(h)		135,968,010
Liabilities in Excess of Foreign Currency and Other Assets – (4.4)%		(5,815,734)

NET ASSETS – 100.0%		$130,152,276

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Escrow security – additional shares issued as a result of a corporate action.

(d)	Affiliated company (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(f)	Interest rate shown reflects yield as of September 30, 2011.

(g)	At September 30, 2011, the total market value of the Fund’s securities on loan was $6,026,152 and the total market value of the collateral held by the Fund was $6,373,528.

(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	41

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.4%
Argentina – 0.2%
Telecom Argentina S.A. ADR	800	$14,904
YPF S.A. ADR	4,218	144,298

Total Argentina		159,202
Australia – 9.5%
Adelaide Brighton Ltd.	8,565	21,976
AGL Energy Ltd.	4,310	59,901
Alumina Ltd.	15,293	21,998
Amcor Ltd.	12,074	81,322
AMP Ltd.	25,213	96,793
Australia & New Zealand Banking Group Ltd.	32,409	614,847
Bank of Queensland Ltd.(a)	3,702	25,869
Bendigo and Adelaide Bank Ltd.	5,319	43,889
BlueScope Steel Ltd.	27,485	19,500
Boral Ltd.	5,740	19,525
Brambles Ltd.	10,458	65,762
Caltex Australia Ltd.	2,718	28,609
Coca-Cola Amatil Ltd.	6,941	80,479
Cochlear Ltd.	350	15,780
Commonwealth Bank of Australia	18,560	821,652
Computershare Ltd.	4,160	30,202
Crown Ltd.	7,363	57,034
CSL Ltd.	2,826	81,519
David Jones Ltd.	9,161	26,889
Flight Centre Ltd.	843	13,928
Foster’s Group Ltd.	23,349	119,819
Harvey Norman Holdings Ltd.(a)	14,013	29,418
Incitec Pivot Ltd.	9,106	28,940
Insurance Australia Group Ltd.	17,110	50,220
Leighton Holdings Ltd.	4,402	79,919
Lend Lease Group(b)	6,023	41,210
MacArthur Coal Ltd.	2,507	38,790
Macquarie Group Ltd.	4,280	95,133
Metcash Ltd.	12,138	48,485
National Australia Bank Ltd.	26,081	567,038
OneSteel Ltd.	23,804	28,688
Orica Ltd.	2,626	59,926
Origin Energy Ltd.	6,610	86,085
OZ Minerals Ltd.	3,508	32,117
Platinum Asset Management Ltd.(a)	8,218	30,511
QBE Insurance Group Ltd.	15,476	193,730
Ramsay Health Care Ltd.	1,220	22,529
Santos Ltd.	3,642	40,246
Sonic Healthcare Ltd.	4,111	45,548
Suncorp Group Ltd.	12,317	95,528
TABCORP Holdings Ltd.	20,911	52,434
Tatts Group Ltd.	14,994	32,497
Telstra Corp., Ltd.	227,558	685,608
Toll Holdings Ltd.	8,361	35,836
UGL Ltd.	1,938	21,548
Washington H. Soul Pattinson & Co., Ltd.	2,023	25,167
Wesfarmers Ltd.	9,929	304,843

Westpac Banking Corp.	41,734	$825,017
Woodside Petroleum Ltd.	3,963	125,101
Woolworths Ltd.	10,847	262,079
WorleyParsons Ltd.	1,668	42,636

Total Australia		6,374,120
Austria – 0.2%
Oesterreichische Post AG	344	9,859
OMV AG	1,746	52,755
Telekom Austria AG	5,973	60,738

Total Austria		123,352
Belgium – 0.4%
Ageas	16,110	28,402
Belgacom S.A.	5,037	153,139
Groupe Bruxelles Lambert S.A.	959	68,143
Mobistar S.A.	744	42,874

Total Belgium		292,558
Brazil – 2.6%
AES Tiete S.A.	2,300	26,243
Banco do Brasil S.A.	20,900	274,050
Banco Santander Brasil S.A.	28,300	212,374
BM&F Bovespa S.A.	12,700	59,318
CCR S.A.	2,800	73,113
Cia de Bebidas das Americas	11,000	271,585
Cia de Saneamento Basico do Estado de Sao Paulo	1,000	23,564
Cia de Saneamento de Minas Gerais-COPASA*	800	12,697
Cia Energetica de Minas Gerais	3,400	40,846
Cia Siderurgica Nacional S.A.	13,600	108,141
Cielo S.A.	5,940	132,480
CPFL Energia S.A.	8,700	96,315
EcoRodovias Infraestrutura e Logistica S.A.	2,900	21,481
EDP-Energias do Brasil S.A.	1,200	24,242
Light S.A.	3,800	50,667
Lojas Renner S.A.	600	16,284
Natura Cosmeticos S.A.	2,700	46,545
Redecard S.A.	8,000	109,080
Souza Cruz S.A.	11,600	117,047
Sul America S.A.	2,000	16,690

Total Brazil		1,732,762
Canada – 4.5%
ARC Resources Ltd.	2,202	47,672
Bank of Montreal	3,567	200,831
Bank of Nova Scotia	5,268	266,522
Baytex Energy Corp.(a)	764	32,120
BCE, Inc.	5,614	211,673
Bell Aliant, Inc.	900	23,881
Bonavista Energy Corp.(a)	1,675	37,871
Canadian Imperial Bank of Commerce	2,600	183,089
Canadian Oil Sands Ltd.	3,684	72,086
CI Financial Corp.	2,500	49,758
Crescent Point Energy Corp.(a)	2,500	94,645
Emera, Inc.	800	24,805

See Notes to Financial Statements.

42	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2011

Investments	Shares	Fair Value

Enerplus Corp.	2,169	$53,848
First Capital Realty, Inc.	1,100	17,945
Fortis, Inc.	1,100	34,761
Great-West Lifeco, Inc.(a)	6,132	121,281
H&R Real Estate Investment Trust(a)	1,100	22,136
Husky Energy, Inc.	5,970	129,993
IGM Financial, Inc.	1,800	76,937
Inter Pipeline Fund Class A	1,200	18,437
Just Energy Group, Inc.	1,749	16,818
Labrador Iron Ore Royalty Corp.	823	26,110
Pembina Pipeline Corp.	1,233	30,350
Pengrowth Energy Corp.	3,929	35,706
Penn West Petroleum Ltd.(a)	3,426	51,124
PetroBakken Energy Ltd. Class A(a)	1,749	11,329
Power Corp. of Canada	2,700	59,516
Power Financial Corp.	4,416	108,742
Provident Energy Ltd.(a)	2,984	24,570
RioCan Real Estate Investment Trust(a)	2,200	54,892
Rogers Communications, Inc. Class B	3,300	113,594
Royal Bank of Canada(a)	7,288	336,127
Shaw Communications, Inc. Class B	3,200	65,287
Sun Life Financial, Inc.(a)	3,904	93,774
TELUS Corp.	800	39,422
TransAlta Corp.	2,500	54,724
TransCanada Corp.(a)	4,062	165,825
Vermilion Energy, Inc.(a)	695	29,373
Yellow Media, Inc.(a)	17,959	2,671

Total Canada		3,040,245
Chile – 0.7%
AES Gener S.A.	69,973	34,516
Aguas Andinas S.A. Class A	56,579	29,632
Banco de Chile	709,436	82,683
Banco Santander Chile	1,229,340	87,972
Corpbanca	2,327,049	29,162
Empresa Nacional de Electricidad S.A.	42,246	60,757
Enersis S.A.	174,848	60,163
ENTEL Chile S.A.	2,632	50,210
Quinenco S.A.	14,765	33,492

Total Chile		468,587
China – 0.5%
Bank of China Ltd. Class H	469,000	147,603
China Molybdenum Co., Ltd. Class H	49,000	20,771
Guangzhou R&F Properties Co., Ltd. Class H(a)	32,000	23,924
PetroChina Co., Ltd. Class H	102,000	126,701
Zhejiang Expressway Co., Ltd. Class H	48,000	29,288

Total China		348,287
Czech Republic – 0.5%
CEZ AS	4,686	180,616
Komercni Banka AS	289	53,907
Telefonica Czech Republic AS	4,993	106,253

Total Czech Republic		340,776

Finland – 1.1%
Elisa Oyj	945	$19,488
Fortum Oyj	6,233	148,022
Metso Oyj	847	25,103
Nokia Oyj	50,271	286,522
Pohjola Bank PLC Class A	2,623	27,925
Sampo Oyj Class A	4,989	126,713
Sanoma Oyj(a)	2,353	27,940
Stora Enso Oyj Class R	3,028	17,965
UPM-Kymmene Oyj	3,523	40,296
Wartsila Oyj	1,714	41,187

Total Finland		761,161
France – 7.7%
Accor S.A.	1,385	37,444
AXA S.A.	14,968	198,817
BNP Paribas S.A.	7,031	283,476
Bouygues S.A.(a)	3,106	103,912
Carrefour S.A.	3,806	87,526
Casino Guichard Perrachon S.A.	742	58,478
CNP Assurances	5,386	79,888
Credit Agricole S.A.	16,249	114,021
EDF S.A.	11,513	336,899
Euler Hermes S.A.	244	14,810
France Telecom S.A.	36,847	608,083
GDF Suez	20,239	609,351
ICADE	462	36,473
Klepierre	1,733	49,200
Lafarge S.A.	2,073	72,315
Lagardere SCA	1,258	31,251
M6-Metropole Television S.A.	1,923	31,503
Natixis	26,366	84,264
Neopost S.A.	467	34,487
PagesJaunes Groupe(a)	5,216	20,750
Peugeot S.A.	1,214	26,330
Sanofi	9,022	597,373
SCOR SE	2,041	44,485
Societe Generale S.A.	4,552	122,148
Societe Television Francaise 1	1,910	24,038
Suez Environnement Co.	3,614	50,671
Total S.A.	20,202	900,836
Veolia Environnement S.A.	4,697	69,763
Vinci S.A.	3,401	147,936
Vivendi S.A.	13,907	286,136

Total France		5,162,664
Germany – 4.0%
Allianz SE	3,274	311,269
Axel Springer AG	540	18,783
BASF SE	4,698	290,488
Bilfinger Berger SE	297	22,618
Daimler AG	5,867	264,727
Deutsche Boerse AG*(a)	1,322	66,958
Deutsche Lufthansa AG	2,511	32,868

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2011

Investments	Shares	Fair Value

Deutsche Post AG	9,577	$123,676
Deutsche Telekom AG	42,432	502,758
E.ON AG	21,671	475,538
Hannover Rueckversicherung AG	1,222	55,811
Hochtief AG	345	21,807
Muenchener Rueckversicherungs AG	1,768	221,912
RWE AG	6,552	243,681
SMA Solar Technology AG(a)	223	11,779

Total Germany		2,664,673
Hong Kong – 2.8%
BOC Hong Kong Holdings Ltd.	68,500	146,948
Cathay Pacific Airways Ltd.	34,000	55,904
China Mobile Ltd.	122,000	1,208,285
CLP Holdings Ltd.	15,000	135,939
Hang Seng Bank Ltd.	12,800	151,024
Hopewell Holdings Ltd.	7,500	21,629
Power Assets Holdings Ltd.	13,500	103,789
Shanghai Industrial Holdings Ltd.	8,000	22,660

Total Hong Kong		1,846,178
Hungary – 0.0%
Magyar Telekom Telecommunications PLC	12,686	28,368
Indonesia – 0.3%
Astra Agro Lestari Tbk PT	10,000	21,957
International Nickel Indonesia Tbk PT	100,500	34,586
Perusahaan Gas Negara PT	139,000	42,301
Telekomunikasi Indonesia Tbk PT	112,000	96,837

Total Indonesia		195,681
Ireland – 0.1%
CRH PLC	4,651	72,668
Israel – 0.5%
Bank Leumi Le-Israel BM	11,925	37,860
Bezeq The Israeli Telecommunication Corp., Ltd.	44,671	85,666
Cellcom Israel Ltd.	1,880	39,047
Delek Group Ltd.	216	34,116
Israel Chemicals Ltd.	7,199	85,326
Partner Communications Co., Ltd.	3,062	29,523

Total Israel		311,538
Italy – 2.5%
A2A SpA(a)	37,932	47,662
Atlantia SpA	4,611	66,939
Banca Carige SpA(a)	14,901	29,069
Banca Popolare di Sondrio SCRL	3,505	25,724
Enel SpA	76,098	339,179
ENI SpA	36,451	646,541
Finmeccanica SpA	4,598	32,234
Intesa Sanpaolo SpA	74,694	119,258
Mediaset SpA	17,461	55,523
Mediolanum SpA	6,683	24,658
Snam Rete Gas SpA	28,180	130,819
Telecom Italia SpA	107,949	118,692
Terna Rete Elettrica Nazionale SpA	19,210	71,652

Total Italy		1,707,950

Japan – 5.0%
Astellas Pharma, Inc.	2,700	$103,019
Chubu Electric Power Co., Inc.	5,600	106,217
Chugoku Electric Power Co., Inc. (The)(a)	2,700	48,024
Dai Nippon Printing Co., Ltd.	4,000	41,930
Daiichi Sankyo Co., Ltd.	4,300	90,374
Daito Trust Construction Co., Ltd.	700	64,842
Eisai Co., Ltd.	2,200	89,193
Hokuriku Electric Power Co.	1,600	29,912
Hoya Corp.	2,600	60,817
Kansai Electric Power Co., Inc. (The)	6,900	120,669
Kyushu Electric Power Co., Inc.	3,900	63,398
Lawson, Inc.	700	39,777
Mitsubishi UFJ Financial Group, Inc.	64,800	297,603
Mitsui & Co., Ltd.	9,200	135,350
Mizuho Financial Group, Inc.(a)	149,500	221,108
Nintendo Co., Ltd.	700	103,166
Nippon Express Co., Ltd.	6,000	25,843
Nippon Telegraph & Telephone Corp.	6,400	309,704
Nippon Yusen K.K.	10,000	27,374
NKSJ Holdings, Inc.	2,572	57,626
NTT DoCoMo, Inc.	219	402,599
Ono Pharmaceutical Co., Ltd.	500	30,001
Oracle Corp.	1,000	35,509
Resona Holdings, Inc.	13,400	64,671
Ricoh Co., Ltd.	5,000	42,423
Sankyo Co., Ltd.	500	27,277
Shikoku Electric Power Co., Inc.	1,400	38,832
Shiseido Co., Ltd.(a)	2,100	41,057
Sumitomo Mitsui Financial Group, Inc.	8,700	248,991
Takeda Pharmaceutical Co., Ltd.	5,400	257,810
Tohoku Electric Power Co., Inc.	5,600	78,464
TonenGeneral Sekiyu K.K.	4,000	46,341
Toppan Printing Co., Ltd.(a)	5,000	36,910

Total Japan		3,386,831
Malaysia – 1.2%
British American Tobacco Malaysia Bhd	3,100	43,385
DiGi.Com Bhd	6,700	63,842
IOI Corp. Bhd	33,800	49,231
Malayan Banking Bhd	83,000	207,988
Maxis Bhd	64,200	106,983
MISC Bhd	35,100	64,538
Petronas Gas Bhd	16,800	68,305
Public Bank Bhd	27,332	104,448
Telekom Malaysia Bhd	39,200	50,220
UMW Holdings Bhd	11,900	25,533
YTL Power International Bhd	61,300	32,642

Total Malaysia		817,115
Mexico – 0.3%
Industrias Penoles S.A.B de C.V.	2,710	100,232
Kimberly-Clark de Mexico S.A.B de C.V. Class A	6,600	34,027
Telefonos de Mexico S.A.B de C.V. Class L	129,100	96,990

Total Mexico		231,249

See Notes to Financial Statements.

44	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2011

Investments	Shares	Fair Value

Netherlands – 1.1%
Delta Lloyd N.V.	907	$14,542
Koninklijke Boskalis Westminster N.V.	548	17,084
Koninklijke KPN N.V.	16,993	225,738
Koninklijke Philips Electronics N.V.	5,715	103,899
PostNL N.V.	5,160	22,916
Randstad Holding N.V.	907	29,413
Reed Elsevier N.V.	4,719	52,102
Unilever N.V. CVA	8,216	261,861
Wolters Kluwer N.V.	1,823	29,901

Total Netherlands		757,456
New Zealand – 0.1%
Fletcher Building Ltd.	2,874	17,026
Telecom Corp. of New Zealand Ltd.	31,335	63,234

Total New Zealand		80,260
Norway – 1.4%
Aker ASA Class A	869	17,614
DnB NOR ASA	12,053	121,947
Fred Olsen Energy ASA	1,121	32,288
Gjensidige Forsikring ASA	4,364	45,416
Marine Harvest ASA	116,909	51,336
Orkla ASA	10,167	78,015
Statoil ASA	20,979	453,812
Telenor ASA	10,349	160,937

Total Norway		961,365
Philippines – 0.3%
Aboitiz Equity Ventures, Inc.	32,700	28,418
Aboitiz Power Corp.	46,700	30,439
Globe Telecom, Inc.	2,180	44,273
Philippine Long Distance Telephone Co.	1,800	90,484

Total Philippines		193,614
Poland – 0.3%
Bank Handlowy w Warszawie S.A.	667	14,087
Bank Pekao S.A.	1,468	59,866
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,413	34,122
Telekomunikacja Polska S.A.	12,442	65,788

Total Poland		173,863
Portugal – 0.5%
Banco Espirito Santo S.A.(a)	10,201	27,374
Brisa Auto-Estradas de Portugal S.A.(a)	8,117	28,947
Cimpor Cimentos de Portugal, SGPS, S.A.	6,922	46,622
EDP-Energias de Portugal S.A.	37,849	117,560
Portugal Telecom, SGPS, S.A.	11,586	85,497

Total Portugal		306,000
Russia – 0.6%
Gazprom Neft JSC ADR	4,527	79,359
Lukoil OAO ADR	4,032	205,027
Mobile Telesystems OJSC ADR	7,900	97,170

Total Russia		381,556

Singapore – 1.1%
Keppel Corp., Ltd.	8,800	$52,337
Keppel Land Ltd.(a)	13,000	25,838
SembCorp Industries Ltd.	9,000	23,621
SembCorp Marine Ltd.(a)	21,000	52,375
SIA Engineering Co., Ltd.	8,000	23,329
Singapore Exchange Ltd.	7,000	35,615
Singapore Press Holdings Ltd.	25,000	72,136
Singapore Technologies Engineering Ltd.	29,000	62,535
Singapore Telecommunications Ltd.	105,000	256,235
StarHub Ltd.	28,000	61,453
United Overseas Bank Ltd.	7,000	91,321

Total Singapore		756,795
South Africa – 1.5%
ABSA Group Ltd.	3,668	61,295
African Bank Investments Ltd.	10,031	41,177
Aveng Ltd.	4,863	20,876
FirstRand Ltd.	33,342	81,291
Foschini Group Ltd. (The)	1,824	19,268
Imperial Holdings Ltd.	1,542	20,188
Kumba Iron Ore Ltd.	3,412	181,179
MMI Holdings Ltd.	11,030	23,297
MTN Group Ltd.	9,162	151,008
Nedbank Group Ltd.	2,568	43,680
Pick’n Pay Stores Ltd.	3,801	17,258
Pretoria Portland Cement Co., Ltd.	7,877	22,781
RMB Holdings Ltd.	9,572	30,231
Sanlam Ltd.	17,339	58,342
Standard Bank Group Ltd.	9,272	107,021
Vodacom Group Ltd.	8,175	91,887
Woolworths Holdings Ltd.	6,013	26,179

Total South Africa		996,958
South Korea – 0.5%
Kangwon Land, Inc.	1,410	32,675
Korea Exchange Bank	11,920	71,031
KT&G Corp.	1,364	85,102
LG Uplus Corp.	10,130	55,291
SK Telecom Co., Ltd.	474	60,153

Total South Korea		304,252
Spain – 5.6%
Acciona S.A.	492	42,016
Acerinox S.A.(a)	1,397	15,881
ACS Actividades de Construccion y Servicios, S.A.(a)	3,572	127,434
Banco Bilbao Vizcaya Argentaria S.A.	32,032	265,600
Banco de Sabadell S.A.(a)	12,219	44,019
Banco Espanol de Credito S.A.(a)	9,371	56,554
Banco Santander S.A.	92,566	772,995
Bankinter S.A.	4,680	25,707
Bankinter S.A.–Temp Line*	61	335
Bolsas y Mercados Espanoles S.A.	710	19,138
CaixaBank	32,297	143,822
Enagas S.A.	2,147	39,782

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2011

Investments	Shares	Fair Value

Endesa S.A.	6,146	$143,729
Ferrovial S.A.	4,912	56,618
Fomento de Construcciones y Contratas S.A.	1,949	48,639
Gas Natural SDG S.A.(a)	8,637	148,098
Iberdrola S.A.	44,314	301,502
Indra Sistemas S.A.	1,724	25,074
Mapfre S.A.(a)	20,915	65,608
Mediaset Espana Comunicacion S.A.	3,562	20,502
Red Electrica Corp. S.A.	939	43,112
Repsol YPF S.A.	7,886	211,401
Telefonica S.A.	55,689	1,077,806
Zardoya Otis S.A.	3,954	50,717

Total Spain		3,746,089
Sweden – 1.8%
Boliden AB	2,007	20,996
Castellum AB	1,674	20,559
Electrolux AB Series B	2,010	29,763
Hakon Invest AB	1,726	24,175
Hennes & Mauritz AB Class B	10,280	309,379
Nordea Bank AB	22,362	182,980
Peab AB	3,683	18,098
Ratos AB Class B	2,638	30,612
Scania AB Class B	2,152	31,098
Securitas AB Class B	3,163	23,257
Skanska AB Class B	3,798	53,031
Svenska Cellulosa AB Class B	4,220	51,827
Svenska Handelsbanken AB Class A	4,591	117,713
Tele2 AB Class B	2,936	53,947
TeliaSonera AB	35,614	236,659

Total Sweden		1,204,094
Switzerland – 5.2%
Baloise Holding AG	494	36,439
BKW FMB Energie AG	322	15,173
Credit Suisse Group AG	7,227	190,959
Nestle S.A.	16,494	909,776
Novartis AG	15,456	864,433
Roche Holding AG- Genusschein	4,608	746,270
SGS S.A.	39	59,683
Swiss Prime Site AG	350	28,207
Swiss Re AG	2,746	128,548
Swisscom AG	433	176,766
Zurich Financial Services AG	1,542	324,256

Total Switzerland		3,480,510
Taiwan – 2.4%
Acer, Inc.	26,000	32,164
Asia Cement Corp.	23,082	24,199
Asustek Computer, Inc.	6,161	46,700
China Development Financial Holding Corp.	64,631	19,575
Chunghwa Telecom Co., Ltd.	57,800	192,509
Compal Electronics, Inc.	45,335	42,099
Delta Electronics, Inc.	13,000	30,927
Far EasTone Telecommunications Co., Ltd.	36,000	53,749

Formosa Chemicals & Fibre Corp.	33,000	$86,195
Formosa Petrochemical Corp.	51,000	140,407
Formosa Plastics Corp.	32,000	85,788
Fubon Financial Holding Co., Ltd.	51,447	54,190
Lite-On Technology Corp.	24,120	22,240
Macronix International	49,000	17,606
MediaTek, Inc.	13,000	143,971
Mega Financial Holding Co., Ltd.	53,040	37,159
Quanta Computer, Inc.	34,000	66,382
Siliconware Precision Industries Co.	34,000	34,028
Taiwan Cement Corp.	20,000	21,592
Taiwan Mobile Co., Ltd.	28,800	70,783
Taiwan Semiconductor Manufacturing Co., Ltd.	148,000	339,951
United Microelectronics Corp.	71,000	26,560
Wistron Corp.	16,799	19,266

Total Taiwan		1,608,040
Thailand – 0.5%
Advanced Info Service PCL	35,800	147,415
Charoen Pokphand Foods PCL	54,200	46,642
Land and Houses PCL NVDR	142,591	29,816
Siam Cement PCL NVDR	6,995	58,957
Total Access Communication PCL NVDR	22,800	54,277

Total Thailand		337,107
Turkey – 0.5%
Arcelik A.S.	4,175	16,435
Eregli Demir ve Celik Fabrikalari TAS	21,787	38,080
Ford Otomotiv Sanayi A.S.	5,881	41,274
Tofas Turk Otomobil Fabrikasi A.S.	5,331	19,037
Tupras Turkiye Petrol Rafinerileri A.S.	2,783	57,622
Turk Telekomunikasyon A.S.	41,139	176,552

Total Turkey		349,000
United Kingdom – 12.6%
Aberdeen Asset Management PLC	7,377	19,892
Admiral Group PLC	2,240	44,072
Amlin PLC	5,383	23,798
Antofagasta PLC	8,824	127,357
Ashmore Group PLC	6,752	34,132
AstraZeneca PLC	11,437	510,979
Aviva PLC	29,993	142,692
BAE Systems PLC	29,948	124,703
Balfour Beatty PLC	5,794	23,070
British American Tobacco PLC	13,826	587,668
British Land Co. PLC	8,664	64,245
BT Group PLC	40,188	108,745
Bunzl PLC	2,437	29,194
Cable & Wireless Worldwide PLC	39,216	18,938
Centrica PLC	37,363	173,274
Compass Group PLC	7,969	64,678
Diageo PLC	13,044	250,342
Drax Group PLC	3,124	23,355
Firstgroup PLC	5,709	28,530
GlaxoSmithKline PLC	43,210	897,276

See Notes to Financial Statements.

46	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2011

Investments	Shares	Fair Value

Hays PLC	20,147	$21,734
Home Retail Group PLC	12,288	21,516
HSBC Holdings PLC	100,173	775,410
ICAP PLC	5,644	36,259
Imperial Tobacco Group PLC	6,995	236,897
Inmarsat PLC	2,400	18,380
J. Sainsbury PLC	14,212	60,839
Legal & General Group PLC	45,793	68,947
Man Group PLC	30,585	80,282
Marks & Spencer Group PLC	10,712	52,498
National Grid PLC	30,267	301,052
Next PLC	1,182	46,622
Old Mutual PLC	22,432	36,692
Pearson PLC	5,279	93,667
Prudential PLC	14,249	123,749
Reckitt Benckiser Group PLC	3,610	184,062
Reed Elsevier PLC	8,665	66,736
Rexam PLC	6,915	33,480
Royal Dutch Shell PLC Class B	21,142	662,652
RSA Insurance Group PLC	40,664	70,441
Scottish & Southern Energy PLC	8,363	168,711
Segro PLC	6,401	21,957
Severn Trent PLC	2,441	58,598
Standard Life PLC	26,327	82,024
Tate & Lyle PLC	3,711	36,189
Tesco PLC	43,885	258,416
Thomas Cook Group PLC	12,496	7,765
TUI Travel PLC	9,389	21,837
Unilever PLC	7,263	228,662
United Utilities Group PLC	7,613	74,004
Vodafone Group PLC	449,586	1,164,357
WM Morrison Supermarkets PLC	16,327	73,886

Total United Kingdom		8,485,261
United States – 18.8%
Abbott Laboratories	7,509	384,010
Alliant Energy Corp.	981	37,945
Altria Group, Inc.	17,108	458,665
Ameren Corp.	2,004	59,659
American Eagle Outfitters, Inc.	1,448	16,971
American Electric Power Co., Inc.	3,504	133,222
Apollo Investment Corp.	3,096	23,282
Ares Capital Corp.	2,256	31,065
Arthur J. Gallagher & Co.	1,189	31,271
AT&T, Inc.	47,240	1,347,285
Bristol-Myers Squibb Co.(a)	12,065	378,600
Campbell Soup Co.	1,136	36,772
Capitol Federal Financial, Inc.	2,221	23,454
CenterPoint Energy, Inc.	1,714	33,629
CenturyLink, Inc.	3,531	116,947
Cincinnati Financial Corp.(a)	1,624	42,760
ConAgra Foods, Inc.	1,668	40,399
ConocoPhillips	7,318	463,376
Consolidated Edison, Inc.	2,300	131,146

Diamond Offshore Drilling, Inc.(a)	1,216	$66,564
Digital Realty Trust, Inc.	405	22,340
Dominion Resources, Inc.	3,745	190,134
DTE Energy Co.	1,186	58,138
Duke Energy Corp.	11,018	220,250
Duke Realty Corp.	2,179	22,880
Edison International	1,868	71,451
Eli Lilly & Co.	9,223	340,974
Entergy Corp.	1,200	79,548
Exelon Corp.	4,958	211,260
Fidelity National Financial, Inc. Class A	1,791	27,187
FirstEnergy Corp.	2,720	122,155
Frontier Communications Corp.	12,807	78,251
H&R Block, Inc.(a)	2,106	28,031
H.J. Heinz Co.	1,947	98,285
HCP, Inc.	2,468	86,528
Health Care REIT, Inc.	1,308	61,214
Hospitality Properties Trust	1,564	33,204
Hudson City Bancorp, Inc.	4,207	23,812
Integrys Energy Group, Inc.	758	36,854
Johnson & Johnson	12,406	790,386
Kimberly-Clark Corp.	2,434	172,838
Kimco Realty Corp.	2,148	32,284
Kraft Foods, Inc. Class A	8,956	300,743
Leggett & Platt, Inc.	852	16,861
Liberty Property Trust(a)	1,218	35,456
Lockheed Martin Corp.	1,738	126,248
Lorillard, Inc.	864	95,645
Macerich Co. (The)	900	38,367
Mack-Cali Realty Corp.	900	24,075
Mattel, Inc.	2,300	59,547
Merck & Co., Inc.	18,344	600,032
Mercury General Corp.	752	28,839
Microchip Technology, Inc.(a)	1,266	39,385
New York Community Bancorp, Inc.	3,744	44,554
NextEra Energy, Inc.	2,256	121,869
NiSource, Inc.	2,867	61,296
NSTAR	852	38,178
Nucor Corp.	1,516	47,966
NYSE Euronext	1,802	41,878
Old Republic International Corp.	2,352	20,980
Paychex, Inc.	2,740	72,254
People’s United Financial, Inc.	2,900	33,060
Pepco Holdings, Inc.	2,482	46,959
Pfizer, Inc.	43,114	762,256
PG&E Corp.	2,312	97,821
Philip Morris International, Inc.	9,462	590,240
Pinnacle West Capital Corp.	1,035	44,443
Pitney Bowes, Inc.(a)	2,000	37,600
Plum Creek Timber Co., Inc.	1,218	42,277
PPL Corp.	3,006	85,791
Progress Energy, Inc.	2,689	139,075
Public Service Enterprise Group, Inc.	3,006	100,310

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	47

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2011

Investments	Shares	Fair Value

R.R. Donnelley & Sons Co.	2,156	$30,443
Realty Income Corp.	1,200	38,688
Regal Entertainment Group Class A(a)	2,016	23,668
Regency Centers Corp.	792	27,981
Reynolds American, Inc.	4,768	178,705
SCANA Corp.	1,091	44,131
Senior Housing Properties Trust	1,531	32,978
Southern Co.	5,627	238,416
Southern Copper Corp.	7,537	188,350
Spectra Energy Corp.	4,199	103,001
Sysco Corp.	2,410	62,419
TECO Energy, Inc.	1,942	33,266
Ventas, Inc.	1,781	87,981
Verizon Communications, Inc.	22,133	814,494
Waste Management, Inc.(a)	2,703	88,010
Windstream Corp.(a)	6,117	71,324
Xcel Energy, Inc.	3,399	83,921

Total United States		12,606,807
TOTAL COMMON STOCKS (Cost: $73,453,608)		66,794,992
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree DEFA Equity Income Fund(a)(c)	971	34,208
WisdomTree Equity Income Fund(a)(c)	297	11,450

TOTAL EXCHANGE-TRADED FUNDS (Cost: $45,976)		45,658
RIGHTS – 0.0%
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/11*(a)	32,032	4,728
CaixaBank, expiring 10/14/11*	32,297	2,643

TOTAL RIGHTS (Cost: $0)		7,371
TOTAL LONG-TERM INVESTMENTS (Cost: $73,499,584)		66,848,021
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.7%
MONEY MARKET FUND – 3.7%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $2,479,981)(e)	2,479,981	2,479,981
TOTAL INVESTMENTS IN SECURITIES – 103.2% (Cost: $75,979,565)(f)		69,328,002
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.2)%		(2,149,544)

NET ASSETS – 100.0%		$67,178,458

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated company (See Note 7).

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $2,373,541 and the total market value of the collateral held by the Fund was $2,479,981.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

48	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.1%
Austria – 1.3%
Austriamicrosystems AG	548	$21,720
CAT Oil AG	6,582	35,589
RHI AG(a)	2,797	56,291
Schoeller-Bleckmann Oilfield Equipment AG	987	68,544
Semperit AG Holding	1,947	78,395
Zumtobel AG	1,202	20,981

Total Austria		281,520
Belgium – 4.4%
Arseus N.V.	3,293	45,773
Barco N.V.	689	31,847
Cie Maritime Belge S.A.	6,202	145,455
Cofinimmo	2,684	318,123
EVS Broadcast Equipment S.A.	2,105	110,288
Exmar N.V.	10,670	59,554
Ion Beam Applications	1,340	9,043
Melexis N.V.	2,726	33,649
Omega Pharma	1,857	85,958
Recticel S.A.	3,381	21,139
Tessenderlo Chemie N.V.	3,022	83,363

Total Belgium		944,192
Denmark – 1.5%
Auriga Industries Class B	2,057	27,446
D/S Norden	5,338	148,125
East Asiatic Co., Ltd. A/S	1,232	25,213
NKT Holding A/S(a)	512	18,611
Royal UNIBREW A/S	1,008	51,617
Sydbank A/S	2,148	38,323

Total Denmark		309,335
Finland – 5.6%
Aktia Oyj Class A	5,472	40,013
Alma Media Oyj	20,066	163,151
Citycon Oyj	7,353	25,256
F-Secure Oyj	9,792	25,619
HKScan Oyj Class A	5,899	36,566
Huhtamaki Oyj	13,955	147,353
Lassila & Tikanoja Oyj	4,145	58,672
Oriola-KD Oyj Class B	5,416	12,281
Orion Oyj Class A	7,775	158,562
PKC Group Oyj	1,848	25,737
Poyry Oyj	986	7,792
Raisio PLC Class V	13,576	43,716
Ramirent Oyj	7,883	49,075
Stockmann Oyj Abp Class B	4,369	73,860
Tieto Oyj	12,147	154,420
Tikkurila Oyj	5,370	92,151
Uponor Oyj	9,351	77,410

Total Finland		1,191,634
France – 4.2%
Alten Ltd.	3,090	84,555

April	3,782	$58,101
Assystem	928	15,526
Beneteau S.A.	2,286	32,895
Groupe Steria SCA	843	14,296
IPSOS	1,785	58,017
LaCie S.A.	9,524	35,140
Mersen	1,185	47,372
NRJ Group	8,066	76,621
Plastic Omnium S.A.	3,157	76,455
Rubis	2,334	119,061
Saft Groupe S.A.	2,165	58,677
Sechilienne-Sidec	3,160	53,633
Sequana	5,322	32,839
Societe d’Edition de Canal+	20,548	121,773
Sword Group	1,098	18,872

Total France		903,833
Germany – 6.7%
Asian Bamboo AG	501	8,133
Bauer AG	968	22,384
BayWa AG	1,445	56,825
Bechtle AG	1,202	40,391
Bertrandt AG	576	27,760
Carl Zeiss Meditec AG	6,542	117,266
Comdirect Bank AG	20,256	201,548
CropEnergies AG	3,403	22,929
Delticom AG	1,119	97,589
Deutsche Wohnen AG	3,924	52,648
Drillisch AG	8,056	79,822
Duerr AG	622	20,288
Freenet AG	7,952	93,921
Gerresheimer AG	1,174	49,617
Gerry Weber International AG	2,798	80,675
H&R AG	2,809	55,967
Indus Holding AG	1,304	33,067
Kontron AG	4,040	29,531
Leoni AG	1,471	47,871
MLP AG(a)	13,132	84,361
Pfeiffer Vacuum Technology AG	1,103	97,939
Praktiker AG	2,450	10,595
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	505	12,393
Solarworld AG(a)	5,835	24,504
VTG AG	565	10,310
Wacker Neuson SE	2,585	29,515
Wirecard AG	2,176	33,633

Total Germany		1,441,482
Ireland – 2.0%
C&C Group PLC	18,675	70,909
FBD Holdings PLC	5,136	44,791
Grafton Group PLC	14,521	51,922
Greencore Group PLC	41,801	36,343
IFG Group PLC	10,612	17,798

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2011

Investments	Shares	Fair Value

Kingspan Group PLC(a)	6,842	$57,374
Origin Enterprises PLC	7,788	34,482
Total Produce PLC	47,616	24,277
United Drug PLC	26,956	83,184

Total Ireland		421,080
Italy – 12.0%
Alerion Cleanpower SpA	2,357	12,175
Amplifon SpA	4,056	20,059
Ansaldo STS SpA	10,204	102,475
Arnoldo Mondadori Editore SpA	45,828	97,949
Ascopiave SpA	33,793	67,103
Astaldi SpA	8,338	46,762
Autostrada Torino-Milano SpA	6,766	64,862
Azimut Holding SpA	16,492	115,394
Banca Generali SpA	17,728	168,878
Banca Piccolo Credito Valtellinese SCRL	27,090	81,417
Banca Popolare di Milano SCRL(a)	69,805	175,139
Banco di Desio e della Brianza SpA	8,199	37,270
BasicNet SpA	10,899	27,726
Benetton Group SpA	21,153	122,038
Brembo SpA	6,013	53,730
Cairo Communication SpA	16,855	59,250
Cementir Holding SpA	10,726	23,170
Cofide SpA	23,439	19,451
Credito Artigiano SpA	42,513	51,906
Danieli & C Officine Meccaniche SpA	1,887	39,369
Danieli & C Officine Meccaniche SpA RSP	4,333	49,503
Esprinet SpA	5,516	23,150
Exor SpA RSP	1,170	19,607
Falck Renewables SpA	5,909	6,009
Fiat SpA RSP	12,447	47,963
Geox SpA(a)	28,057	103,070
Gruppo Editoriale L’Espresso SpA	39,180	63,239
Immobiliare Grande Distribuzione	34,912	51,807
IMMSI SpA	34,460	27,047
Indesit Co. SpA	11,693	73,579
Interpump Group SpA	5,131	29,327
Italcementi SpA(a)	8,616	52,252
Italcementi SpA RSP	10,486	30,642
KME Group SpA	56,911	21,350
Landi Renzo SpA	8,515	17,103
Maire Tecnimont SpA(a)	34,639	29,047
MARR SpA	10,966	114,247
Piaggio & C. SpA	25,094	81,141
Piquadro SpA	2,344	5,963
Servizi Italia SpA	1,291	8,661
Societa Cattolica di Assicurazioni SCRL	8,283	179,591
Sogefi SpA	16,716	47,816
Trevi Finanziaria Industriale SpA	2,232	23,044
Zignago Vetro SpA	10,730	66,943

Total Italy		2,558,224

Netherlands – 4.1%
Arcadis N.V.	5,182	$95,808
BE Semiconductor Industries N.V.	2,847	17,747
Beter Bed Holding N.V.	3,634	67,041
BinckBank N.V.	10,731	119,574
Brunel International N.V.	1,370	44,519
Exact Holding N.V.	5,760	135,630
Grontmij CVA	1,818	25,856
Heijmans N.V. CVA	596	8,077
Koninklijke BAM Groep N.V.	4,408	17,956
Koninklijke Ten Cate N.V.	1,421	44,270
Koninklijke Wessanen N.V.	2,068	9,317
Mediq N.V.	5,185	79,167
Sligro Food Group N.V.	2,728	91,870
TKH Group N.V.	3,048	62,038
Unit 4 N.V.	560	13,802
USG People N.V.	4,170	35,153

Total Netherlands		867,825
Norway – 4.4%
ABG Sundal Collier Holding ASA	156,688	108,622
Atea ASA	9,592	77,115
Austevoll Seafood ASA	23,460	81,916
BWG Homes ASA	10,609	23,130
Leroey Seafood Group ASA	9,497	133,857
Nordic Semiconductor ASA	8,550	14,782
Salmar ASA	9,986	56,130
Sparebank 1 Nord Norge	7,893	45,710
SpareBank 1 SMN	16,279	108,970
SpareBank 1 SR Bank	18,377	127,396
Tomra Systems ASA	5,211	33,906
Veidekke ASA	19,762	120,841

Total Norway		932,375
Portugal – 2.3%
Mota-Engil, SGPS, S.A.	46,221	64,123
REN - Redes Energeticas Nacionais S.A.	56,145	158,946
Semapa-Sociedade de Investimento e Gestao	12,150	85,421
Sonaecom - SGPS S.A.	31,284	47,346
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	41,558	126,906

Total Portugal		482,742
Spain – 4.0%
Antena 3 de Television S.A.(a)	47,864	283,206
Banco Pastor S.A.	18,503	71,373
Caja de Ahorros del Mediterraneo(a)	7,768	18,031
Campofrio Food Group S.A.	2,987	25,448
Duro Felguera S.A.	23,972	151,167
Faes Farma S.A.	19,560	35,298
Fluidra S.A.	5,675	18,122
Grupo Empresarial Ence S.A.	29,431	76,606
Laboratorios Farmaceuticos Rovi S.A.	3,963	27,596
Papeles y Cartones de Europa S.A.	6,183	23,809
Pescanova S.A.	1,167	37,046

See Notes to Financial Statements.

50	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2011

Investments	Shares	Fair Value

Viscofan S.A.	2,615	$94,836

Total Spain		862,538
Sweden – 12.5%
AarhusKarlshamn AB	2,500	59,513
Acando AB	7,300	14,668
AF AB Class B	2,545	37,055
Atrium Ljungberg AB Class B	9,198	88,388
Axis Communications AB	6,772	112,157
Bilia AB Class A	7,033	90,623
Billerud AB	13,641	92,751
Byggmax Group AB	4,764	19,699
Clas Ohlson AB Class B	7,045	77,443
Duni AB	6,924	52,170
Fabege AB	21,477	163,543
Gunnebo AB	2,273	9,465
Hexpol AB	1,381	25,888
Hoganas AB Class B	4,121	110,702
Husqvarna AB Class A	11,095	45,280
Industrial & Financial Systems Class B	1,486	19,526
Indutrade AB	2,837	67,949
Intrum Justitia AB	9,549	117,830
KappAhl AB(a)	24,708	50,005
KNOW IT AB	1,708	12,745
Kungsleden AB	12,095	82,768
Lindab International AB	5,211	33,027
Loomis AB Class B	7,059	82,736
Mekonomen AB	2,970	92,756
MQ Holding AB	4,892	13,818
NCC AB Class B	15,532	255,542
New Wave Group AB Class B	3,423	12,111
Nibe Industrier AB Class B	4,085	59,031
Nolato AB Class B	6,369	45,439
Nordnet AB Class B	13,966	31,111
ORC Group AB	6,205	42,100
Oresund Investment AB	8,036	102,670
Proffice AB Class B	3,332	9,800
Skandinaviska Enskilda Banken AB Class C	7,676	41,564
SkiStar AB	4,318	58,469
SSAB AB Class B	8,055	54,066
Svenska Cellulosa AB Class A	11,075	134,080
Svenska Handelsbanken AB Class B	2,157	54,614
Sweco AB Class B	9,922	81,983
Systemair AB	1,716	17,739
Wihlborgs Fastigheter AB	8,102	102,924

Total Sweden		2,675,748
Switzerland – 0.8%
AFG Arbonia-Forster Holding	416	7,328
Ascom Holding AG	1,588	15,193
Highlight Communications AG	4,387	19,295
Kudelski S.A.	2,440	21,867
Mobilezone Holding AG	6,172	62,651
Swisslog Holding AG	21,239	16,368

Tecan Group AG	453	$32,542

Total Switzerland		175,244
United Kingdom – 33.3%
A.G.Barr PLC	1,879	34,862
Abcam PLC	4,979	28,117
Anite PLC	8,315	8,290
Ashtead Group PLC	23,080	47,819
Atkins WS PLC	10,122	85,226
Aveva Group PLC	1,935	42,412
BBA Aviation PLC	50,024	130,528
Bellway PLC	4,978	48,234
Berendsen PLC	20,633	138,372
Bloomsbury Publishing PLC	9,746	14,879
Bodycote PLC	13,060	50,313
Booker Group PLC	105,526	119,593
Bovis Homes Group PLC	2,531	15,972
Brammer PLC	5,030	19,158
Brewin Dolphin Holdings PLC	35,301	65,660
Britvic PLC	28,358	139,155
Chesnara PLC	22,848	73,855
Chime Communications PLC	4,147	12,145
Cineworld Group PLC	23,106	64,790
Close Brothers Group PLC	22,919	235,998
Collins Stewart Hawkpoint PLC	40,807	40,207
Computacenter PLC	12,786	73,617
Consort Medical PLC	2,618	21,411
Costain Group PLC	8,740	29,136
CPP Group PLC	35,878	71,959
Cranswick PLC	4,880	48,121
CSR PLC	6,919	22,635
Dairy Crest Group PLC	18,661	102,036
De La Rue PLC	17,545	228,492
Debenhams PLC	59,593	52,312
Dechra Pharmaceuticals PLC	4,071	31,154
Development Securities PLC	5,449	16,128
Devro PLC	12,979	47,534
Dignity PLC	3,294	43,617
Diploma PLC	8,251	41,002
Domino Printing Sciences PLC	7,538	54,251
Domino’s Pizza UK & IRL PLC	12,065	83,731
DS Smith PLC	29,171	79,570
Dunelm Group PLC	11,403	84,022
E2V Technologies PLC	3,958	6,042
Elementis PLC	25,407	48,880
EMIS Group PLC	2,926	23,657
Euromoney Institutional Investor PLC	9,296	89,060
Evolution Group PLC	41,370	51,557
F&C Asset Management PLC	71,114	72,396
Fenner PLC	10,654	51,782
Fiberweb PLC	25,577	17,133
Fidessa Group PLC	4,257	104,115
Filtrona PLC	15,159	82,179
Galliford Try PLC	6,721	46,068

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2011

Investments	Shares	Fair Value

Game Group PLC	172,716	$63,901
Genus PLC	1,674	27,329
Go-Ahead Group PLC	3,925	81,015
Greene King PLC	27,632	187,332
Greggs PLC	10,826	78,033
Halfords Group PLC	33,304	151,596
Hargreaves Services PLC	1,980	31,153
Hill & Smith Holdings PLC	8,631	33,244
Hilton Food Group Ltd.	2,281	9,963
Hunting PLC	8,021	74,721
Interserve PLC	20,064	94,080
ITE Group PLC	16,641	40,985
JD Sports Fashion PLC	3,590	46,418
JD Wetherspoon PLC	3,106	18,856
John Menzies PLC	6,698	51,127
Kcom Group PLC	37,128	40,747
Keller Group PLC	11,170	58,205
Kesa Electricals PLC	67,435	88,032
Kier Group PLC	4,565	89,959
Laird PLC	35,168	75,712
London & Stamford Property PLC	77,887	142,080
Lookers PLC	26,910	21,694
Low & Bonar PLC	19,928	15,522
Marshalls PLC	24,022	36,860
Marston’s PLC	91,995	133,278
May Gurney Integrated Services PLC	3,797	16,444
Mcbride PLC	15,895	29,590
Mears Group PLC	6,212	26,854
Melrose Resources PLC	5,587	11,924
Micro Focus International PLC	23,457	118,357
Mitie Group PLC	33,819	123,226
Moneysupermarket.com Group PLC	54,661	87,705
Morgan Crucible Co. PLC	19,666	75,027
Morgan Sindall Group PLC	8,776	74,918
Mothercare PLC	12,105	59,400
N. Brown Group PLC	34,800	145,829
NCC Group PLC	1,697	17,712
Novae Group PLC	9,831	46,136
Oxford Instruments PLC	1,254	15,784
Pace PLC	15,096	22,376
Phoenix IT Group Ltd.	6,912	20,566
Premier Farnell PLC	40,666	97,875
Promethean World PLC	21,901	16,973
Rank Group PLC	16,451	28,908
Restaurant Group PLC	16,086	68,987
Robert Walters PLC	2,312	7,807
Robert Wiseman Dairies PLC	4,003	18,708
RPC Group PLC	8,827	46,340
RPS Group PLC	12,417	31,704
RSM Tenon Group PLC	62,981	21,585
RWS Holdings PLC	3,292	23,590
Savills PLC	12,572	55,875
SDL PLC	1,935	19,593

Senior PLC	23,961	$53,937
Severfield-Rowen PLC	8,665	20,247
Shanks Group PLC	26,331	45,325
Smiths News PLC	53,509	71,270
Spirent Communications PLC	20,491	39,103
Sportingbet PLC	53,404	38,685
St. Modwen Properties PLC	9,535	17,416
Sthree PLC	9,758	34,719
Synergy Health PLC	1,034	13,804
Telecom Plus PLC	6,068	68,154
TT electronics PLC	4,984	12,093
Tullett Prebon PLC	30,012	158,538
Ultra Electronics Holdings PLC	4,863	114,012
Umeco PLC	6,517	32,411
Vitec Group PLC (The)	3,353	27,683
WH Smith PLC	17,909	137,736
Wilmington Group PLC	14,707	20,963
WSP Group PLC	8,324	31,251
Yule Catto & Co. PLC	10,163	25,442

Total United Kingdom		7,123,606
TOTAL COMMON STOCKS (Cost: $24,731,021)		21,171,378
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International MidCap Dividend Fund(b) (Cost: $16,765)	389	16,637

	Principal Amount
FOREIGN CORPORATE OBLIGATION – 0.1%
Spain – 0.1%
Banco de Sabadell S.A., 7.75%, 11/11/13 (Cost: $46,770)	$41,745	34,883

	Shares
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $4,325)	4,325	4,325
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%
MONEY MARKET FUND – 3.6%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $765,602)(e)	765,602	765,602
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $25,564,483)(f)		21,992,825
Liabilities in Excess of Foreign Currency and Other Assets – (2.9)%		(627,457)

NET ASSETS – 100.0%		$21,365,368

RSP – Risparmio Italian Savings Shares

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

See Notes to Financial Statements.

52	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2011

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $695,296 and the total market value of the collateral held by the Fund was $765,602.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	53

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.0%
Advertising – 0.1%
Moshi Moshi Hotline, Inc.	32,900	$323,963
Agriculture – 1.3%
Hokuto Corp.	7,400	172,615
Japan Tobacco, Inc.	1,284	6,055,189
Sakata Seed Corp.(a)	14,100	218,598

Total Agriculture		6,446,402
Airlines – 0.1%
All Nippon Airways Co., Ltd.(a)	80,000	252,205
Apparel – 0.3%
Asics Corp.	11,692	160,940
Atsugi Co., Ltd.	151,000	182,187
Descente Ltd.	34,578	199,178
Gunze Ltd.	55,000	181,954
Onward Holdings Co., Ltd.	53,182	425,704
Wacoal Holdings Corp.	25,000	322,068

Total Apparel		1,472,031
Auto Manufacturers – 5.5%
Daihatsu Motor Co., Ltd.(a)	61,000	1,115,062
Fuji Heavy Industries Ltd.	79,000	469,408
Hino Motors Ltd.	48,000	290,192
Honda Motor Co., Ltd.	217,677	6,492,468
Isuzu Motors Ltd.	142,000	618,993
Kanto Auto Works Ltd.(a)	21,600	188,033
Mazda Motor Corp.*	210,400	431,282
Nissan Motor Co., Ltd.	395,700	3,557,604
Nissan Shatai Co., Ltd.	21,000	173,275
Shinmaywa Industries Ltd.	37,000	139,206
Suzuki Motor Corp.	23,136	516,868
Toyota Motor Corp.	369,437	12,883,325

Total Auto Manufacturers		26,875,716
Auto Parts & Equipment – 2.7%
Aisin Seiki Co., Ltd.	12,608	426,264
Akebono Brake Industry Co., Ltd.(a)	42,400	221,681
Bridgestone Corp.	60,768	1,397,002
Calsonic Kansei Corp.	25,000	153,736
Denso Corp.	85,614	2,789,008
Exedy Corp.	4,600	175,932
FCC Co., Ltd.	5,700	119,650
JTEKT Corp.	36,778	447,081
Keihin Corp.	8,700	151,358
Koito Manufacturing Co., Ltd.	10,501	167,978
KYB Co., Ltd.(a)	19,000	108,212
Musashi Seimitsu Industry Co., Ltd.	5,500	133,932
NGK Spark Plug Co., Ltd.	29,000	397,678
NHK Spring Co., Ltd.	31,000	278,710
Nifco, Inc.	7,300	189,698
Nippon Seiki Co., Ltd.	11,000	121,303
Nissin Kogyo Co., Ltd.	8,900	134,170
NOK Corp.	18,900	345,241

Sanden Corp.	29,000	$102,711
Stanley Electric Co., Ltd.	19,426	298,144
Sumitomo Electric Industries Ltd.	98,900	1,176,587
Sumitomo Rubber Industries Ltd.	43,296	560,579
Taiho Kogyo Co., Ltd.	19,900	197,761
Tokai Rika Co., Ltd.	21,514	392,432
Topre Corp.	19,600	196,305
Toyo Tire & Rubber Co., Ltd.	58,000	146,731
Toyoda Gosei Co., Ltd.	16,240	312,243
Toyota Boshoku Corp.	21,600	313,856
Toyota Industries Corp.	41,700	1,233,472
TS Tech Co., Ltd.	14,200	210,752
Yokohama Rubber Co., Ltd. (The)	91,917	541,390

Total Auto Parts & Equipment		13,441,597
Banks – 11.8%
77 Bank Ltd. (The)	71,000	325,156
Akita Bank Ltd. (The)	67,000	220,784
Aomori Bank Ltd. (The)	47,000	164,024
Aozora Bank Ltd.(a)	137,000	318,150
Awa Bank Ltd. (The)	30,000	208,614
Bank of Iwate Ltd. (The)	5,300	267,132
Bank of Kyoto Ltd. (The)(a)	43,000	386,598
Bank of Nagoya Ltd. (The)	74,000	260,171
Bank of Saga Ltd. (The)	87,000	240,413
Bank of the Ryukyus Ltd.	15,500	212,753
Bank of Yokohama Ltd. (The)	235,692	1,195,583
Chiba Bank Ltd. (The)	149,045	1,042,232
Chugoku Bank Ltd. (The)	29,000	431,162
Chukyo Bank Ltd. (The)	105,000	277,893
Daisan Bank Ltd. (The)	75,000	184,873
Ehime Bank Ltd. (The)	59,000	182,940
FIDEA Holdings Co., Ltd.	65,000	197,327
Fukui Bank Ltd. (The)	74,000	247,691
Fukuoka Financial Group, Inc.	138,878	589,169
Gunma Bank Ltd. (The)	71,000	399,767
Hachijuni Bank Ltd. (The)	59,000	365,114
Higo Bank Ltd. (The)	33,000	200,363
Hiroshima Bank Ltd. (The)(a)	85,000	424,559
Hokkoku Bank Ltd. (The)	70,000	263,363
Hyakugo Bank Ltd. (The)	69,000	296,303
Iyo Bank Ltd. (The)	33,000	339,933
Joyo Bank Ltd. (The)	73,314	344,313
Kagoshima Bank Ltd. (The)	34,000	249,222
Keiyo Bank Ltd. (The)	53,000	289,478
Michinoku Bank Ltd. (The)	88,000	192,942
Mie Bank Ltd. (The)	73,000	191,308
Mitsubishi UFJ Financial Group, Inc.	3,172,683	14,570,962
Miyazaki Bank Ltd. (The)	106,000	253,036
Mizuho Financial Group, Inc.(a)	7,709,345	11,401,989
Musashino Bank Ltd. (The)	7,000	253,373
Nishi-Nippon City Bank Ltd. (The)	68,704	213,920
Oita Bank Ltd. (The)	77,000	259,730
Resona Holdings, Inc.	594,061	2,867,030

See Notes to Financial Statements.

54	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2011

Investments	Shares	Fair Value

San-In Godo Bank Ltd. (The)	36,000	$279,761
Sapporo Hokuyo Holdings, Inc.	48,200	172,590
Senshu Ikeda Holdings, Inc.	279,416	464,002
Shiga Bank Ltd. (The)	43,000	299,014
Shikoku Bank Ltd. (The)	62,000	257,395
Shinsei Bank Ltd.	304,000	347,068
Shizuoka Bank Ltd. (The)	86,008	909,400
Sumitomo Mitsui Financial Group, Inc.	420,659	12,039,099
Sumitomo Mitsui Trust Holdings, Inc.	194,517	653,605
Suruga Bank Ltd.	44,000	432,693
Tochigi Bank Ltd. (The)	44,000	171,822
Toho Bank Ltd. (The)	104,000	291,437
TOMONY Holdings, Inc.	54,967	251,730
Tsukuba Bank Ltd.	55,700	208,839
Yamagata Bank Ltd. (The)	30,000	165,413
Yamaguchi Financial Group, Inc.	36,000	367,566
Yamanashi Chuo Bank Ltd. (The)	42,000	195,070

Total Banks		57,835,874
Beverages – 1.0%
Asahi Group Holdings Ltd.	44,914	960,861
Coca-Cola Central Japan Co., Ltd.	14,411	204,536
Coca-Cola West Co., Ltd.	26,228	505,641
Ito En Ltd.	23,676	436,783
Kagome Co., Ltd.(a)	7,600	150,955
Kirin Holdings Co., Ltd.	152,274	2,009,116
Sapporo Holdings Ltd.	67,000	252,076
Takara Holdings, Inc.	39,000	238,311

Total Beverages		4,758,279
Building Materials – 1.3%
Asahi Glass Co., Ltd.	182,194	1,801,139
Central Glass Co., Ltd.	36,000	177,478
Daikin Industries Ltd.	30,220	876,647
Fujitec Co., Ltd.	25,000	136,222
JS Group Corp.	50,549	1,431,610
Nichias Corp.	24,000	141,360
Nippon Sheet Glass Co., Ltd.	187,092	424,768
Rinnai Corp.	2,900	244,927
Sanwa Holdings Corp.	68,831	228,603
Sumitomo Osaka Cement Co., Ltd.	56,000	191,074
Taiheiyo Cement Corp.	159,000	294,979
Takara Standard Co., Ltd.	29,000	242,670
TOTO Ltd.	34,008	305,313

Total Building Materials		6,496,790
Chemicals – 3.7%
ADEKA Corp.	26,200	283,822
Aica Kogyo Co., Ltd.	24,329	352,562
Air Water, Inc.(a)	31,000	386,897
Asahi Kasei Corp.	214,288	1,303,854
Chugoku Marine Paints Ltd.	17,000	124,831
Daicel Corp.	43,000	248,249
Denki Kagaku Kogyo K.K.	79,000	305,423
DIC Corp.	163,715	301,603

Hitachi Chemical Co., Ltd.	28,415	$474,444
JSR Corp.	32,217	562,585
Kaneka Corp.	39,925	227,906
Kansai Paint Co., Ltd.	24,000	232,278
Koatsu Gas Kogyo Co., Ltd.	26,000	170,342
Lintec Corp.	5,600	112,683
Mitsubishi Chemical Holdings Corp.	186,163	1,277,637
Mitsubishi Gas Chemical Co., Inc.	60,109	375,096
Mitsui Chemicals, Inc.	169,000	572,250
Nihon Nohyaku Co., Ltd.	30,000	144,006
Nippon Carbon Co., Ltd.	46,000	146,809
Nippon Kayaku Co., Ltd.	29,000	303,243
Nippon Paint Co., Ltd.	23,000	187,091
Nippon Shokubai Co., Ltd.	24,000	302,024
Nippon Synthetic Chemical Industry Co., Ltd. (The)	19,000	100,571
Nissan Chemical Industries Ltd.	25,065	237,708
Nitto Denko Corp.	21,467	860,574
NOF Corp.	42,000	221,770
Sakata INX Corp.	29,000	137,701
Sanyo Chemical Industries Ltd.	18,000	140,581
Sekisui Jushi Corp.	13,000	137,455
Shin-Etsu Chemical Co., Ltd.	74,490	3,701,306
Showa Denko K.K.	238,181	475,868
Sumitomo Bakelite Co., Ltd.	52,000	280,643
Sumitomo Chemical Co., Ltd.(a)	295,010	1,152,024
Taiyo Nippon Sanso Corp.	56,022	393,927
Takasago International Corp.	28,000	137,675
Toagosei Co., Ltd.	31,000	153,633
Tokai Carbon Co., Ltd.	33,000	166,541
Tokuyama Corp.(a)	47,000	165,244
Tosoh Corp.(a)	99,370	315,849
Toyo Ink SC Holdings Co., Ltd.	53,000	211,780
Ube Industries Ltd.	167,241	564,124
Zeon Corp.	15,000	139,530

Total Chemicals		18,090,139
Commercial Services – 1.4%
Aeon Delight Co., Ltd.	15,400	333,054
Dai Nippon Printing Co., Ltd.(a)	172,694	1,810,285
Daiseki Co., Ltd.	6,500	130,034
Kamigumi Co., Ltd.	23,000	207,084
Kyoritsu Maintenance Co., Ltd.(a)	14,000	234,665
Meitec Corp.	6,200	119,689
Nichii Gakkan Co.	20,200	229,569
Nohmi Bosai Ltd.	29,806	198,371
Nomura Co., Ltd.	43,000	138,350
Park24 Co., Ltd.	25,877	322,623
Secom Co., Ltd.	40,283	1,959,798
Toppan Printing Co., Ltd.(a)	164,517	1,214,455

Total Commercial Services		6,897,977
Computers – 0.8%
Fujitsu Ltd.	357,000	1,709,042
Ines Corp.	25,400	172,343

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2011

Investments	Shares	Fair Value

Information Services International-Dentsu Ltd.	26,700	$220,999
Itochu Techno-Solutions Corp.(a)	18,186	825,778
Melco Holdings, Inc.	5,200	164,001
Otsuka Corp.	6,704	466,184
TDK Corp.(a)	16,451	583,298

Total Computers		4,141,645
Cosmetics/Personal Care – 1.4%
Kao Corp.	109,562	3,075,923
Kose Corp.	7,800	199,554
Lion Corp.	88,291	534,923
Mandom Corp.	5,100	152,907
Pigeon Corp.	4,000	165,283
Pola Orbis Holdings, Inc.	7,748	229,284
Shiseido Co., Ltd.(a)	87,951	1,719,540
Unicharm Corp.	12,300	594,415

Total Cosmetics/Personal Care		6,671,829
Distribution/Wholesale – 5.2%
Ai Holdings Corp.	53,011	222,828
Canon Marketing Japan, Inc.	30,000	368,967
Daiwabo Holdings Co., Ltd.	66,000	148,988
Doshisha Co., Ltd.	5,500	159,834
Hakuto Co., Ltd.	18,700	180,498
Hitachi High-Technologies Corp.	16,400	333,404
ITOCHU Corp.	246,843	2,395,415
Itochu Enex Co., Ltd.	44,900	263,878
Iwatani Corp.	51,000	175,999
Marubeni Corp.	270,278	1,539,336
Matsuda Sangyo Co., Ltd.	13,800	211,082
Mitsubishi Corp.	333,400	6,885,999
Mitsui & Co., Ltd.	428,718	6,307,294
Nagase & Co., Ltd.	22,500	281,104
Paltac Corp.	10,830	202,746
Ryoden Trading Co., Ltd.	28,000	171,095
San-Ai Oil Co., Ltd.	24,000	117,696
Ship Healthcare Holdings, Inc.	8,794	219,850
Sojitz Corp.	290,900	539,682
Sumitomo Corp.(a)	268,814	3,372,381
Toyota Tsusho Corp.	59,410	1,033,586
Trusco Nakayama Corp.	7,300	151,626
Yamazen Corp.	24,000	180,592

Total Distribution/Wholesale		25,463,880
Diversified Financial Services – 1.0%
Century Tokyo Leasing Corp.	29,305	586,632
Daiwa Securities Group, Inc.	144,545	547,576
Hitachi Capital Corp.	44,800	565,522
Ichiyoshi Securities Co., Ltd.	26,900	160,884
Jaccs Co., Ltd.	52,000	171,354
Nomura Holdings, Inc.	572,100	2,122,737
Okasan Securities Group, Inc.	50,000	170,602
ORIX Corp.	9,700	772,678

Total Diversified Financial Services		5,097,985

Electric – 4.2%
Chubu Electric Power Co., Inc.(a)	246,916	$4,683,332
Chugoku Electric Power Co., Inc. (The)(a)	68,613	1,220,400
Electric Power Development Co., Ltd.	16,695	496,431
Hokkaido Electric Power Co., Inc.	69,408	1,031,935
Kansai Electric Power Co., Inc. (The)(a)	304,920	5,332,540
Kyushu Electric Power Co., Inc.(a)	166,610	2,708,385
Okinawa Electric Power Co., Inc. (The)	4,900	220,589
Shikoku Electric Power Co., Inc.(a)	66,208	1,836,439
Tohoku Electric Power Co., Inc.(a)	239,206	3,351,615

Total Electric		20,881,666
Electrical Components & Equipment – 1.3%
Brother Industries Ltd.	27,709	329,647
Fujikura Ltd.	46,000	153,373
Furukawa Electric Co., Ltd.	76,971	212,699
GS Yuasa Corp.(a)	48,000	226,674
Hitachi Ltd.	351,000	1,771,393
Mitsubishi Electric Corp.	206,000	1,857,421
Nidec Corp.(a)	11,300	925,052
Nippon Signal Co., Ltd.	22,800	180,140
Tatsuta Electric Wire and Cable Co., Ltd.(a)	48,051	247,486
Toshiba TEC Corp.	35,000	132,590
Ushio, Inc.	16,700	256,956

Total Electrical Components & Equipment		6,293,431
Electronics – 2.8%
Advantest Corp.(a)	13,800	151,822
Alps Electric Co., Ltd.	34,200	266,661
Anritsu Corp.(a)	15,000	167,942
Cosel Co., Ltd.(a)	8,200	124,468
Dainippon Screen Manufacturing Co., Ltd.	15,000	93,799
Fujitsu General Ltd.	19,000	113,635
Futaba Corp.	8,000	165,957
Hamamatsu Photonics K.K.	6,400	261,131
Hirose Electric Co., Ltd.	5,320	499,699
Horiba Ltd.	4,300	132,046
Hoya Corp.	114,357	2,674,957
Ibiden Co., Ltd.	17,801	382,902
Japan Aviation Electronics Industry Ltd.(a)	19,000	128,918
Keyence Corp.	1,100	305,397
Koa Corp.	17,200	188,111
Kuroda Electric Co., Ltd.	17,000	204,009
Kyocera Corp.	21,181	1,797,142
Minebea Co., Ltd.(a)	56,000	191,074
Murata Manufacturing Co., Ltd.	31,000	1,699,209
NGK Insulators Ltd.	33,012	505,801
Nichicon Corp.	8,000	97,872
Nidec Copal Corp.	18,200	211,562
Nihon Dempa Kogyo Co., Ltd.	9,500	106,980
Nippon Electric Glass Co., Ltd.	39,018	360,415
Sanshin Electronics Co., Ltd.	22,000	192,657
Sato Corp.	15,200	200,550
SMK Corp.	33,000	124,157

See Notes to Financial Statements.

56	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2011

Investments	Shares	Fair Value

Taiyo Yuden Co., Ltd.(a)	10,000	$74,209
Toshiba Corp.	377,000	1,565,127
Toyo Corp.	21,900	249,742
Ulvac, Inc.	5,100	69,010
Yamatake Corp.	7,958	172,829
Yaskawa Electric Corp.(a)	12,000	92,164

Total Electronics		13,571,954
Engineering & Construction – 1.4%
Chudenko Corp.	18,800	246,342
COMSYS Holdings Corp.	29,060	290,675
Hibiya Engineering Ltd.	18,300	209,163
JGC Corp.	25,018	624,476
Kajima Corp.(a)	244,386	814,831
Kandenko Co., Ltd.	65,000	306,954
Kyowa Exeo Corp.(a)	28,900	278,952
Maeda Corp.	51,000	192,540
NEC Networks & System Integration Corp.	16,700	264,540
Nippo Corp.	19,000	168,111
Nippon Densetsu Kogyo Co., Ltd.	13,000	139,985
Nippon Road Co., Ltd. (The)	48,000	130,151
Nishimatsu Construction Co., Ltd.	138,000	218,422
Obayashi Corp.	119,328	599,117
Okumura Corp.	59,000	232,693
Sanki Engineering Co., Ltd.	30,000	168,526
Shimizu Corp.(a)	143,182	639,006
Taisei Corp.	196,145	547,109
Toda Corp.	64,000	254,074
Toenec Corp.	27,000	162,883
Toshiba Plant Systems & Services Corp.	17,000	170,044
Toyo Engineering Corp.	34,000	114,686

Total Engineering & Construction		6,773,280
Entertainment – 0.9%
Avex Group Holdings, Inc.	19,619	241,038
Mars Engineering Corp.	16,400	276,596
Oriental Land Co., Ltd.(a)	10,700	1,148,015
Sankyo Co., Ltd.	26,021	1,419,542
Shochiku Co., Ltd.	16,000	151,531
Toei Co., Ltd.	37,000	183,368
Toho Co., Ltd.(a)	34,143	601,976
Tokyotokeiba Co., Ltd.	151,000	213,531

Total Entertainment		4,235,597
Environmental Control – 0.2%
Asahi Holdings, Inc.(a)	14,600	311,964
Hitachi Zosen Corp.	162,500	244,551
Kurita Water Industries Ltd.(a)	18,832	533,346

Total Environmental Control		1,089,861
Food – 1.7%
Ajinomoto Co., Inc.	96,433	1,150,991
Ariake Japan Co., Ltd.	6,800	139,123
Ezaki Glico Co., Ltd.	17,000	219,668
Fuji Oil Co., Ltd.	16,700	277,756

House Foods Corp.	15,600	$302,366
J-Oil Mills, Inc.	49,000	155,112
Kewpie Corp.	24,400	356,123
Kikkoman Corp.	30,000	346,393
Marudai Food Co., Ltd.	43,000	158,991
Maruha Nichiro Holdings, Inc.	178,000	353,321
MEIJI Holdings Co., Ltd.	13,941	666,484
Morinaga Milk Industry Co., Ltd.	41,000	182,979
Nichirei Corp.	69,551	323,934
Nippon Beet Sugar Manufacturing Co., Ltd.	62,000	138,350
Nippon Flour Mills Co., Ltd.	39,000	190,750
Nippon Meat Packers, Inc.	22,000	289,128
Nippon Suisan Kaisha Ltd.(a)	110,735	422,367
Nisshin Oillio Group Ltd. (The)	34,000	164,089
Nisshin Seifun Group, Inc.(a)	44,613	588,628
Nissin Foods Holdings Co., Ltd.(a)	22,628	915,923
Toyo Suisan Kaisha Ltd.	12,000	330,514
Yakult Honsha Co., Ltd.(a)	15,800	495,441
Yamazaki Baking Co., Ltd.	20,000	305,656

Total Food		8,474,087
Forest Products & Paper – 0.4%
Daio Paper Corp.(a)	32,000	300,571
Hokuetsu Kishu Paper Co., Ltd.(a)	49,446	358,593
OJI Paper Co., Ltd.(a)	201,120	1,114,144

Total Forest Products & Paper		1,773,308
Gas – 1.1%
Osaka Gas Co., Ltd.	441,014	1,842,326
Saibu Gas Co., Ltd.	204,000	555,786
Shizuoka Gas Co., Ltd.	24,000	163,155
Toho Gas Co., Ltd.	79,000	522,704
Tokyo Gas Co., Ltd.	490,020	2,294,982

Total Gas		5,378,953
Hand/Machine Tools – 0.5%
Asahi Diamond Industrial Co., Ltd.(a)	6,000	85,080
Disco Corp.	2,700	130,306
Fuji Electric Co., Ltd.(a)	89,000	234,393
Hitachi Koki Co., Ltd.	25,196	190,572
Makita Corp.	22,465	813,438
Meidensha Corp.	31,000	117,436
OSG Corp.	15,500	189,427
SMC Corp.	3,820	566,458
THK Co., Ltd.	7,300	124,161
Union Tool Co.	6,400	112,673

Total Hand/Machine Tools		2,563,944
Healthcare-Products – 0.4%
Hogy Medical Co., Ltd.	4,400	204,645
Nihon Kohden Corp.	6,500	176,667
Nipro Corp.(a)	42,000	399,403
Paramount Bed Co., Ltd.	4,800	130,400
Shimadzu Corp.	24,000	205,189
Sysmex Corp.	5,900	213,940

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2011

Investments	Shares	Fair Value

Terumo Corp.	9,828	$518,303

Total Healthcare-Products		1,848,547
Home Builders – 0.6%
Daiwa House Industry Co., Ltd.	63,022	820,889
PanaHome Corp.	52,000	357,551
Sekisui Chemical Co., Ltd.	97,008	824,341
Sekisui House Ltd.	125,022	1,192,153

Total Home Builders		3,194,934
Home Furnishings – 0.9%
Alpine Electronics, Inc.	15,900	207,311
Canon Electronics, Inc.	9,600	273,503
Foster Electric Co., Ltd.	7,600	91,500
Hoshizaki Electric Co., Ltd.	8,600	211,876
Nidec Sankyo Corp.	30,000	178,645
Panasonic Corp.	167,478	1,638,277
Sharp Corp.(a)	192,747	1,640,400
Sony Corp.	6,921	135,313

Total Home Furnishings		4,376,825
Household Products/Wares – 0.0%
Mitsubishi Pencil Co., Ltd.	7,100	132,181
Insurance – 2.3%
Dai-ichi Life Insurance Co., Ltd. (The)	1,069	1,126,139
MS&AD Insurance Group Holdings	130,030	2,861,065
NKSJ Holdings, Inc.	120,253	2,694,304
Sony Financial Holdings, Inc.	50,069	775,589
T&D Holdings, Inc.	91,370	873,634
Tokio Marine Holdings, Inc.	122,943	3,164,490

Total Insurance		11,495,221
Internet – 0.7%
Dena Co., Ltd.	8,768	371,969
GMO Internet, Inc.	40,500	162,883
Monex Group, Inc.(a)	1,273	200,331
SBI Holdings, Inc.	3,430	303,039
Trend Micro, Inc.	33,118	1,048,364
Yahoo! Japan Corp.	4,081	1,283,916

Total Internet		3,370,502
Iron/Steel – 1.5%
Daido Steel Co., Ltd.	37,000	223,690
Hitachi Metals Ltd.	28,018	327,143
JFE Holdings, Inc.	89,216	1,825,294
Nippon Steel Corp.(a)	707,010	2,054,622
Nisshin Steel Co., Ltd.	192,000	348,728
Sanyo Special Steel Co., Ltd.	26,000	147,743
Sumitomo Metal Industries Ltd.	863,967	1,815,810
Topy Industries Ltd.	51,000	124,390
Toyo Kohan Co., Ltd.	30,000	129,606
Yamato Kogyo Co., Ltd.	5,040	133,454
Yodogawa Steel Works Ltd.	55,000	256,162

Total Iron/Steel		7,386,642

Leisure Time – 0.4%
Daikoku Denki Co., Ltd.	18,700	$169,096
Mizuno Corp.	42,000	219,590
Round One Corp.(a)	24,400	178,853
Sega Sammy Holdings, Inc.	53,015	1,255,220

Total Leisure Time		1,822,759
Lodging – 0.1%
Resorttrust, Inc.	23,700	407,094
Machinery-Construction & Mining – 0.5%
Hitachi Construction Machinery Co., Ltd.	22,500	382,979
Komatsu Ltd.	99,206	2,186,702

Total Machinery-Construction & Mining		2,569,681
Machinery-Diversified – 1.8%
Amada Co., Ltd.	38,014	252,999
Daihen Corp.	36,000	138,713
Ebara Corp.	34,000	136,741
FANUC Corp.	25,000	3,512,584
Hisaka Works Ltd.	12,000	136,066
IHI Corp.	195,690	439,211
Japan Steel Works Ltd. (The)	65,018	394,764
Kawasaki Heavy Industries Ltd.	46,355	120,278
Kinki Sharyo Co., Ltd.	37,000	133,926
Komori Corp.	24,800	165,376
Kubota Corp.	163,954	1,337,923
Max Co., Ltd.	13,000	169,499
Mitsubishi Heavy Industries Ltd.	291,016	1,242,142
Nippon Sharyo Ltd.	33,000	142,566
Organo Corp.	17,000	132,551
Sumitomo Heavy Industries Ltd.	46,000	240,503
Torishima Pump Manufacturing Co., Ltd.	14,500	207,116
Tsubakimoto Chain Co.	25,000	132,006

Total Machinery-Diversified		9,034,964
Media – 0.1%
Gakken Holdings Co., Ltd.	80,000	177,478
Kadokawa Group Holdings, Inc.(a)	4,200	147,120
Tokyo Broadcasting System Holdings, Inc.	21,900	272,187

Total Media		596,785
Metal Fabricate/Hardware – 0.4%
JFE Shoji Holdings, Inc.	56,000	249,922
Maruichi Steel Tube Ltd.	24,280	578,650
Nippon Steel Trading Co., Ltd.	51,000	144,901
NSK Ltd.	50,000	373,638
NTN Corp.	96,403	460,253
Oiles Corp.	7,200	143,103
Toho Zinc Co., Ltd.	28,000	106,072

Total Metal Fabricate/Hardware		2,056,539
Mining – 0.5%
Dowa Holdings Co., Ltd.	36,664	206,913
Mitsubishi Materials Corp.	146,000	361,780
Mitsui Mining & Smelting Co., Ltd.	80,000	209,652
Nippon Denko Co., Ltd.	21,000	112,519

See Notes to Financial Statements.

58	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2011

Investments	Shares	Fair Value

Nippon Light Metal Co., Ltd.	68,000	$113,804
Pacific Metals Co., Ltd.	50,000	291,904
Sumitomo Metal Mining Co., Ltd.	93,000	1,251,181

Total Mining		2,547,753
Miscellaneous Manufacturing – 0.9%
Amano Corp.	34,633	314,069
FUJIFILM Holdings Corp.	36,402	857,157
Konica Minolta Holdings, Inc.	88,032	611,016
Kureha Corp.	40,000	174,364
Nikkiso Co., Ltd.(a)	14,000	125,143
Nikon Corp.(a)	31,000	741,217
Ohara, Inc.	18,500	170,407
Olympus Corp.	24,000	752,569
Sekisui Plastics Co., Ltd.	35,000	154,385
Shin-Etsu Polymer Co., Ltd.	31,200	170,005
Tamron Co., Ltd.	7,448	237,895
Tokai Rubber Industries Ltd.	18,600	260,854
Toyo Tanso Co., Ltd.	2,400	101,194

Total Miscellaneous Manufacturing		4,670,275
Office/Business Equipment – 3.1%
Canon, Inc.	292,320	13,463,103
Ricoh Co., Ltd.(a)	194,008	1,646,098
Seiko Epson Corp.(a)	26,500	340,361

Total Office/Business Equipment		15,449,562
Oil & Gas – 1.7%
Cosmo Oil Co., Ltd.	156,097	392,875
Idemitsu Kosan Co., Ltd.	6,420	584,696
Inpex Corp.	285	1,789,569
Japan Petroleum Exploration Co.	4,800	177,167
JX Holdings, Inc.	513,386	2,930,590
Showa Shell Sekiyu K.K.	77,121	557,296
TonenGeneral Sekiyu K.K.	151,137	1,750,978

Total Oil & Gas		8,183,171
Packaging & Containers – 0.2%
Fuji Seal International, Inc.	6,800	134,359
Nihon Yamamura Glass Co., Ltd.	54,000	147,820
Rengo Co., Ltd.	51,000	393,020
Toyo Seikan Kaisha Ltd.	20,700	319,309

Total Packaging & Containers		994,508
Pharmaceuticals – 8.1%
Alfresa Holdings Corp.	12,800	538,869
Astellas Pharma, Inc.(a)	128,670	4,909,425
Chugai Pharmaceutical Co., Ltd.	83,018	1,420,612
Daiichi Sankyo Co., Ltd.	194,701	4,092,055
Dainippon Sumitomo Pharma Co., Ltd.(a)	73,708	819,509
Eisai Co., Ltd.(a)	100,676	4,081,636
Hisamitsu Pharmaceutical Co., Inc.(a)	15,157	731,500
Kaken Pharmaceutical Co., Ltd.	29,000	406,707
Kissei Pharmaceutical Co., Ltd.	14,200	312,260
Kobayashi Pharmaceutical Co., Ltd.	4,700	254,268
KYORIN Holdings, Inc.	21,000	440,815

Kyowa Hakko Kirin Co., Ltd.(a)	99,022	$1,115,090
Medipal Holdings Corp.	28,164	287,559
Miraca Holdings, Inc.	9,882	438,459
Mitsubishi Tanabe Pharma Corp.	80,743	1,509,479
Mochida Pharmaceutical Co., Ltd.	20,000	230,410
Ono Pharmaceutical Co., Ltd.(a)	35,400	2,124,092
Otsuka Holdings Co., Ltd.	52,196	1,438,979
Sawai Pharmaceutical Co., Ltd.	1,300	140,997
Shionogi & Co., Ltd.	65,347	977,492
Takeda Pharmaceutical Co., Ltd.(a)	263,058	12,559,074
Toho Holdings Co., Ltd.	23,300	287,169
Torii Pharmaceutical Co., Ltd.	6,900	143,049
Towa Pharmaceutical Co., Ltd.	2,200	101,609
Tsumura & Co.	14,500	465,023

Total Pharmaceuticals		39,826,137
Private Equity – 0.0%
Jafco Co., Ltd.	6,100	115,305
Real Estate – 1.7%
Daito Trust Construction Co., Ltd.	32,203	2,982,997
Goldcrest Co., Ltd.	11,210	210,006
Heiwa Real Estate Co., Ltd.	115,000	249,157
Mitsubishi Estate Co., Ltd.	82,018	1,349,232
Mitsui Fudosan Co., Ltd.	94,387	1,522,094
Nomura Real Estate Holdings, Inc.	22,105	338,687
Sankei Building Co., Ltd. (The)	34,500	169,635
Sumitomo Realty & Development Co., Ltd.	42,012	821,382
Tokyu Land Corp.	70,416	256,706
Tokyu Livable, Inc.	20,300	183,301
Touei Housing Corp.	16,400	171,489

Total Real Estate		8,254,686
Retail – 4.4%
ABC-Mart, Inc.	6,600	256,191
Aeon Co., Ltd.(a)	124,825	1,698,773
AOKI Holdings, Inc.	14,200	220,332
Arcs Co., Ltd.	8,700	174,948
ASKUL Corp.(a)	13,500	195,284
Chiyoda Co., Ltd.	26,113	441,766
Circle K Sunkus Co., Ltd.	19,683	334,008
Citizen Holdings Co., Ltd.	54,000	273,923
DCM Holdings Co., Ltd.(a)	56,946	502,378
Don Quijote Co., Ltd.	4,000	144,421
Doutor Nichires Holdings Co., Ltd.	18,500	235,210
EDION Corp.(a)	34,389	290,888
FamilyMart Co., Ltd.	18,397	708,385
Fast Retailing Co., Ltd.	10,538	1,912,644
Gulliver International Co., Ltd.	2,590	114,581
H2O Retailing Corp.(a)	41,000	329,787
Heiwado Co., Ltd.	19,500	268,163
Izumi Co., Ltd.	16,900	264,638
J Front Retailing Co., Ltd.	98,000	471,692
Joshin Denki Co., Ltd.(a)	12,000	140,893
Kappa Create Co., Ltd.	9,500	213,220

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2011

Investments	Shares	Fair Value

Kasumi Co., Ltd.	43,772	$297,000
Komeri Co., Ltd.	5,300	174,925
K’s Holdings Corp.	4,500	178,354
Lawson, Inc.	32,300	1,835,418
Marui Group Co., Ltd.	44,532	340,287
Matsumotokiyoshi Holdings Co., Ltd.	8,300	170,350
Nitori Holdings Co., Ltd.	2,400	242,865
Parco Co., Ltd.	22,400	176,108
Plenus Co., Ltd.	19,223	314,232
Point, Inc.	7,970	406,358
Ryohin Keikaku Co., Ltd.	8,698	484,100
Saizeriya Co., Ltd.	7,400	134,694
Seiko Holdings Corp.	43,000	112,130
Seven & I Holdings Co., Ltd.	161,336	4,581,792
Shimachu Co., Ltd.	5,700	138,137
Shimamura Co., Ltd.	4,000	423,456
St. Marc Holdings Co., Ltd.	3,600	144,551
Sundrug Co., Ltd.	5,700	180,214
Takashimaya Co., Ltd.	54,000	397,924
Tsuruha Holdings, Inc.	2,800	156,383
United Arrows Ltd.	9,700	187,381
UNY Co., Ltd.	44,461	418,769
USS Co., Ltd.	5,009	428,897
Xebio Co., Ltd.	6,500	166,885
Yamada Denki Co., Ltd.	4,550	321,711

Total Retail		21,605,046
Semiconductors – 0.7%
Axell Corp.(a)	9,600	223,435
Megachips Corp.	7,900	113,048
Mimasu Semiconductor Industry Co., Ltd.	16,300	154,372
Rohm Co., Ltd.	23,700	1,248,339
Shinko Electric Industries Co., Ltd.(a)	29,000	209,938
Tokyo Electron Ltd.(a)	30,300	1,399,429

Total Semiconductors		3,348,561
Software – 1.0%
Capcom Co., Ltd.	8,200	207,234
IT Holdings Corp.	31,000	302,439
Konami Corp.(a)	19,396	659,031
NEC Mobiling Ltd.	8,282	300,851
Nihon Unisys Ltd.	35,900	203,533
Nomura Research Institute Ltd.	44,371	1,021,776
NSD Co., Ltd.	24,300	200,503
Oracle Corp.	43,107	1,530,668
SCSK Corp.(a)	15,800	254,998
Transcosmos, Inc.	17,000	206,876
Zenrin Co., Ltd.	22,000	219,486

Total Software		5,107,395
Storage/Warehousing – 0.1%
Mitsubishi Logistics Corp.	21,000	229,670
Mitsui-Soko Co., Ltd.	52,000	203,062

Total Storage/Warehousing		432,732

Telecommunications – 8.6%
Hikari Tsushin, Inc.	18,483	$442,172
Hitachi Kokusai Electric, Inc.	17,000	110,496
KDDI Corp.	709	4,930,254
Nippon Telegraph & Telephone Corp.(a)	334,400	16,182,045
NTT DoCoMo, Inc.(a)	11,085	20,378,107
Softbank Corp.	8,619	256,289

Total Telecommunications		42,299,363
Textiles – 0.6%
Japan Vilene Co., Ltd.	31,000	146,394
Kurabo Industries Ltd.	80,000	160,872
Kuraray Co., Ltd.	68,836	951,094
Nisshinbo Holdings, Inc.	32,000	282,719
Nitto Boseki Co., Ltd.(a)	59,000	182,940
Seiren Co., Ltd.	26,300	186,297
Teijin Ltd.	66,000	240,607
Toray Industries, Inc.	108,853	772,478

Total Textiles		2,923,401
Toys/Games/Hobbies – 1.5%
Namco Bandai Holdings, Inc.	56,550	771,070
Nintendo Co., Ltd.	42,900	6,322,574
Sanrio Co., Ltd.	5,077	240,413
Tomy Co., Ltd.	21,900	172,177

Total Toys/Games/Hobbies		7,506,234
Transportation – 3.1%
East Japan Railway Co.	63,805	3,898,827
Fukuyama Transporting Co., Ltd.	45,000	275,558
Hitachi Transport System Ltd.	17,600	328,801
Kawasaki Kisen Kaisha Ltd.(a)	233,000	492,722
Keikyu Corp.(a)	62,000	575,921
Keio Corp.	85,000	613,129
Keisei Electric Railway Co., Ltd.	50,000	342,501
Kintetsu Corp.(a)	227,899	863,343
Mitsui O.S.K. Lines Ltd.	234,000	910,742
Nagoya Railroad Co., Ltd.(a)	169,000	495,511
Nippon Express Co., Ltd.	253,149	1,090,367
Nippon Konpo Unyu Soko Co., Ltd.	18,000	226,518
Nippon Yusen K.K.(a)	434,014	1,188,077
Nishi-Nippon Railroad Co., Ltd.(a)	64,154	304,623
Odakyu Electric Railway Co., Ltd.(a)	67,008	641,566
Sankyu, Inc.	45,379	216,063
Seino Holdings Corp.	28,000	230,306
Senko Co., Ltd.	46,000	186,196
Sotetsu Holdings, Inc.	121,000	406,578
Tobu Railway Co., Ltd.	55,486	263,465
Tokyu Corp.	75,473	381,869
Yamato Holdings Co., Ltd.	67,475	1,242,177

Total Transportation		15,174,860
TOTAL COMMON STOCKS (Cost: $498,861,309)		482,034,056

See Notes to Financial Statements.

60	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2011

Investments	Shares	Fair Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 24.4%
MONEY MARKET FUND – 24.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $120,030,321)(c)	120,030,321	$120,030,321
TOTAL INVESTMENTS IN SECURITIES – 122.4% (Cost: $618,891,630)(d)		602,064,377
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (22.4)%		(110,351,850)

NET ASSETS – 100.0%		$491,712,527
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Interest rate shown reflects yield as of September 30, 2011.

(c)	At September 30, 2011, the total market value of the Fund’s securities on loan was $113,793,521 and the total market value of the collateral held by the Fund was $120,030,321.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	61

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.2%
Australia – 0.8%
Fortescue Metals Group Ltd.	13,940	$59,883
Rio Tinto Ltd.	6,367	382,424

Total Australia		442,307
Austria – 0.2%
Andritz AG	854	70,582
Voestalpine AG	1,663	48,965

Total Austria		119,547
Belgium – 0.2%
Bekaert S.A.(a)	728	30,153
Umicore S.A.	1,720	63,382

Total Belgium		93,535
Brazil – 6.1%
BRF – Brasil Foods S.A.	6,000	104,339
CCR S.A.	11,629	303,654
Cia de Saneamento Basico do Estado de Sao Paulo*	5,300	124,887
CPFL Energia S.A.	36,200	400,760
Duratex S.A.*	7,000	32,054
EcoRodovias Infraestrutura e Logistica S.A.	13,600	100,741
Lojas Renner S.A.	3,800	103,135
MRV Engenharia e Participacoes S.A.	6,400	33,030
PDG Realty S.A. Empreendimentos e Participacoes	12,600	41,135
Porto Seguro S.A.	8,000	75,636
Redecard S.A.	34,900	475,862
Tim Participacoes S.A.	12,800	59,854
Tractebel Energia S.A.	8,800	123,070
Vale S.A.	53,300	1,220,337

Total Brazil		3,198,494
Canada – 2.0%
Baytex Energy Corp.(a)	3,272	137,562
Brookfield Asset Management, Inc. Class A	6,545	182,020
Centerra Gold, Inc.	5,018	93,950
Pembina Pipeline Corp.	7,740	190,520
Potash Corp. of Saskatchewan, Inc.	1,745	76,194
RioCan Real Estate Investment Trust(a)	9,200	229,547
Teck Resources Ltd. Class B	4,145	122,992

Total Canada		1,032,785
Chile – 0.8%
Banco de Credito e Inversiones	1,591	73,354
Cencosud S.A.	15,167	81,935
Quinenco S.A.	18,487	41,934
SACI Falabella	18,915	149,911
Sociedad Matriz Banco de Chile Class B	182,514	44,977

Total Chile		392,111
China – 3.3%
Air China Ltd. Class H	50,000	35,261
China Coal Energy Co., Ltd. Class H	43,000	39,052
China Merchants Bank Co., Ltd. Class H	42,000	64,634
China Molybdenum Co., Ltd. Class H	205,000	86,901

China National Building Material Co., Ltd. Class H	26,000	$22,477
China Petroleum & Chemical Corp. Class H	282,000	278,206
China Shenhua Energy Co., Ltd. Class H	56,000	223,360
Dongfeng Motor Group Co., Ltd. Class H	99,100	136,466
Great Wall Motor Co., Ltd. Class H	39,000	45,188
Guangzhou Automobile Group Co., Ltd. Class H	112,000	110,349
PetroChina Co., Ltd. Class H	454,000	563,946
Yanzhou Coal Mining Co., Ltd. Class H	26,000	57,178
Zhaojin Mining Industry Co., Ltd. Class H	21,000	35,069

Total China		1,698,087
Denmark – 1.2%
H. Lundbeck A/S	3,712	71,214
Novo Nordisk A/S Class B	5,057	506,967
Novozymes A/S Class B	404	57,875

Total Denmark		636,056
Finland – 0.3%
Metso Oyj	4,015	118,997
Nokian Renkaat Oyj	1,706	51,684

Total Finland		170,681
France – 3.8%
Bureau Veritas S.A.	1,176	85,456
Christian Dior S.A.	2,396	271,804
Dassault Systemes S.A.	761	54,350
Hermes International	762	230,904
LVMH Moet Hennessy Louis Vuitton S.A.	5,605	749,391
Schneider Electric S.A.	9,846	535,945
SEB S.A.	605	49,223

Total France		1,977,073
Germany – 2.9%
Aixtron SE NA	1,590	23,402
Bayerische Motoren Werke AG	7,928	531,478
Fraport AG Frankfurt Airport Services Worldwide	1,454	86,705
K+S AG	2,282	121,184
Linde AG	2,126	287,385
SMA Solar Technology AG(a)	912	48,174
Software AG	807	25,704
Volkswagen AG	3,250	406,357

Total Germany		1,530,389
Hong Kong – 7.7%
Cathay Pacific Airways Ltd.	148,000	243,348
Cheung Kong Holdings Ltd.	37,000	406,847
China Merchants Holdings International Co., Ltd.	52,000	141,610
China Resources Enterprise Ltd.	26,000	87,504
China Unicom Hong Kong Ltd.	90,000	187,752
Citic Pacific Ltd.	53,000	75,843
CNOOC Ltd.	697,000	1,163,942
Fosun International Ltd.	115,000	58,499
Hang Lung Group Ltd.	14,000	71,666
Hang Lung Properties Ltd.	62,000	186,364
Hong Kong & China Gas Co., Ltd.	92,000	208,233
Hutchison Whampoa Ltd.	59,000	442,988
Hysan Development Co., Ltd.	14,000	42,891

See Notes to Financial Statements.

62	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

September 30, 2011

Investments	Shares	Fair Value

MTR Corp.	78,000	$235,460
New World Development Ltd.	74,000	71,864
Shanghai Industrial Holdings Ltd.	27,000	76,477
SJM Holdings Ltd.	68,000	123,164
Wharf Holdings Ltd.	34,352	171,655

Total Hong Kong		3,996,107
Indonesia – 2.4%
Astra International Tbk PT	65,100	471,401
Bank Mandiri Tbk PT	230,001	164,847
Bank Negara Indonesia Persero Tbk PT	128,500	54,455
Bank Rakyat Indonesia Persero Tbk PT	231,989	154,395
Indofood Sukses Makmur Tbk PT	99,000	56,877
International Nickel Indonesia Tbk PT	400,500	137,828
United Tractors Tbk PT	64,400	161,183
XL Axiata Tbk PT	99,261	56,180

Total Indonesia		1,257,166
Ireland – 0.1%
Dragon Oil PLC	5,925	44,050
Italy – 1.9%
Banca Monte dei Paschi di Siena SpA	141,728	79,695
Mediobanca SpA	14,140	112,217
Saipem SpA	4,930	175,683
Snam Rete Gas SpA	129,223	599,890
Tod’s SpA	524	44,784

Total Italy		1,012,269
Japan – 2.0%
Daihatsu Motor Co., Ltd.(a)	7,000	127,958
FANUC Corp.	2,300	323,158
Isuzu Motors Ltd.	13,000	56,669
JGC Corp.	2,000	49,922
Komatsu Ltd.	8,700	191,766
Mitsubishi Chemical Holdings Corp.	14,500	99,514
Sega Sammy Holdings, Inc.	4,200	99,442
SMC Corp.	400	59,315
Softbank Corp.	1,200	35,683

Total Japan		1,043,427
Malaysia – 0.9%
Genting Bhd	16,600	47,317
Hong Leong Financial Group Bhd	15,700	53,604
Petronas Dagangan Bhd	25,400	126,980
RHB Capital Bhd	40,100	87,925
YTL Power International Bhd	251,100	133,710

Total Malaysia		449,536
Mexico – 2.3%
Alfa S.A.B de C.V. Class A	4,600	47,398
Arca Continental S.A.B de C.V.	18,898	78,436
Grupo Mexico S.A.B de C.V. Series B	145,500	345,082
Industrias Penoles S.A.B de C.V.	11,420	422,382
Wal-Mart de Mexico S.A.B de C.V. Series V	126,129	290,020

Total Mexico		1,183,318

Netherlands – 0.3%
Randstad Holding N.V.	4,059	$131,629
Norway – 0.2%
Yara International ASA	3,000	116,300
Philippines – 0.7%
Aboitiz Equity Ventures, Inc.	139,100	120,887
Aboitiz Power Corp.	208,500	135,900
Manila Electric Co.	16,720	89,479

Total Philippines		346,266
Poland – 0.2%
KGHM Polska Miedz S.A.	2,042	81,289
Portugal – 0.8%
Portugal Telecom, SGPS, S.A.	54,987	405,768
Russia – 6.6%
Gazprom Neft JSC ADR(a)	20,397	357,559
Gazprom OAO ADR	136,782	1,306,268
Magnitogorsk Iron & Steel Works GDR(a)	6,872	32,869
MMC Norilsk Nickel OJSC ADR(a)	35,232	757,488
NovaTek OAO Reg S GDR	654	75,995
Novolipetsk Steel OJSC Reg S GDR(a)	6,217	127,324
Rosneft Oil Co. Reg S GDR	73,191	429,997
Sistema JSFC Reg S GDR	2,233	28,502
Tatneft ADR	6,326	157,138
Uralkali Reg S GDR	4,909	169,361

Total Russia		3,442,501
Singapore – 0.5%
Jardine Cycle & Carriage Ltd.	7,390	238,072
Yangzijiang Shipbuilding Holdings Ltd.	70,626	48,237

Total Singapore		286,309
South Africa – 2.3%
Kumba Iron Ore Ltd.(a)	14,660	778,453
Vodacom Group Ltd.	38,616	434,046

Total South Africa		1,212,499
South Korea – 3.5%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,380	26,708
GS Holdings	918	44,807
Hankook Tire Co., Ltd.	1,090	37,473
Hanwha Chem Corp.	890	19,605
Honam Petrochemical Corp.	107	26,431
Hyundai Engineering & Construction Co., Ltd.	683	35,424
Hyundai Heavy Industries Co., Ltd.	745	177,705
Hyundai Mobis	275	79,719
Hyundai Motor Co.	948	169,796
Kangwon Land, Inc.	4,900	113,552
Kia Motors Corp.	1,873	114,315
LG Chem Ltd.	350	95,369
OCI Co., Ltd.	123	21,665
POSCO	1,265	398,383
Samsung C&T Corp.	676	40,168
Samsung Engineering Co., Ltd.	280	55,380
Samsung Heavy Industries Co., Ltd.	1,740	40,987

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

September 30, 2011

Investments	Shares	Fair Value

Samsung Life Insurance Co., Ltd.	1,589	$122,475
SK Holdings Co., Ltd.	337	38,476
SK Innovation Co., Ltd.	575	69,310
S-Oil Corp.	1,266	112,839

Total South Korea		1,840,587
Spain – 4.4%
CaixaBank	143,341	638,312
Endesa S.A.	31,661	740,419
Repsol YPF S.A.	34,018	911,926

Total Spain		2,290,657
Sweden – 0.7%
Boliden AB	7,932	82,979
Lundbergforetagen AB Class B	1,840	51,973
Scania AB Class B	17,171	248,132

Total Sweden		383,084
Switzerland – 1.9%
Cie Financiere Richemont S.A. Class A	2,468	111,268
Swatch Group AG (The)	2,473	149,202
Swiss Prime Site AG	1,748	140,871
Swiss Re AG	12,659	592,602

Total Switzerland		993,943
Taiwan – 7.1%
Advanced Semiconductor Engineering, Inc.	44,136	38,379
Chang Hwa Commercial Bank	62,770	36,251
Cheng Shin Rubber Industry Co., Ltd.	35,400	74,459
China Steel Corp.	264,550	259,559
Chinatrust Financial Holding Co., Ltd.	171,514	102,430
Far Eastern New Century Corp.	91,430	94,505
Formosa Chemicals & Fibre Corp.	149,000	389,185
Formosa Plastics Corp.	145,000	388,728
HTC Corp.	12,550	282,092
Nan Ya Plastics Corp.	118,000	256,715
President Chain Store Corp.	16,000	91,091
Taiwan Cement Corp.	96,000	103,639
Taiwan Semiconductor Manufacturing Co., Ltd.	652,000	1,497,621
Uni-President Enterprises Corp.	55,880	73,162

Total Taiwan		3,687,816
Thailand – 4.1%
Bank of Ayudhya PCL NVDR	84,600	54,431
Banpu PCL	3,850	64,900
Charoen Pokphand Foods PCL	171,420	147,514
CP ALL PCL	90,378	139,557
Indorama Ventures PCL	43,194	38,213
IRPC PCL	414,900	46,715
Kasikornbank PCL NVDR	43,000	161,847
Krung Thai Bank PCL	211,600	104,830
PTT Aromatics & Refining PCL	49,100	38,857
PTT Chemical PCL	20,300	64,652
PTT Exploration & Production PCL	62,300	279,583
PTT PCL	54,800	458,356
Siam Cement PCL NVDR	29,775	250,959
Thai Oil PCL	34,900	56,979

Total Access Communication PCL NVDR	95,500	$227,344

Total Thailand		2,134,737
Turkey – 1.0%
BIM Birlesik Magazalar A.S.	2,214	61,320
KOC Holding A.S.	58,800	218,826
Tupras Turkiye Petrol Rafinerileri A.S.	10,685	221,233

Total Turkey		501,379
United Kingdom – 26.0%
Admiral Group PLC	7,718	151,852
Aggreko PLC	2,014	51,108
AMEC PLC	5,435	69,045
Anglo American PLC	12,535	435,257
Antofagasta PLC	40,061	578,201
ARM Holdings PLC	5,193	45,626
Ashmore Group PLC	18,581	93,928
Babcock International Group PLC	4,971	51,032
BHP Billiton PLC	37,230	1,007,986
British Sky Broadcasting Group PLC	30,101	311,358
Burberry Group PLC	3,819	69,844
Croda International PLC	1,873	48,143
Eurasian Natural Resources Corp. PLC	21,746	195,295
Fresnillo PLC	12,243	302,484
IMI PLC	6,010	66,473
Intertek Group PLC	1,661	47,998
John Wood Group PLC	3,080	25,430
Johnson Matthey PLC	3,127	77,307
Kazakhmys PLC	4,223	52,168
London Stock Exchange Group PLC	5,234	66,451
National Grid PLC	125,053	1,243,846
Next PLC	4,444	175,287
Rio Tinto PLC	17,430	784,298
Royal Dutch Shell PLC Class A	103,061	3,210,968
Royal Dutch Shell PLC Class B	89,754	2,813,154
SABMiller PLC	23,013	755,531
Scottish & Southern Energy PLC	33,500	675,813
Vedanta Resources PLC	4,417	75,758
Weir Group PLC (The)	2,067	49,877

Total United Kingdom		13,531,518
TOTAL COMMON STOCKS (Cost: $62,102,060)		51,663,220
EXCHANGE-TRADED FUNDS – 0.5%
United States – 0.5%
WisdomTree DEFA Fund(b)	77	3,065
WisdomTree Emerging Markets Equity Income Fund(a)(b)	44	2,083
WisdomTree India Earnings Fund(a)(b)	15,227	276,370

TOTAL EXCHANGE-TRADED FUNDS (Cost: $326,821)		281,518
RIGHTS – 0.0%
Spain – 0.0%
CaixaBank, expiring 10/14/11* (Cost: $0)	143,341	11,731

See Notes to Financial Statements.

64	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Growth Fund (DNL)

September 30, 2011

Investments	Shares	Fair Value

TOTAL LONG-TERM INVESTMENTS (Cost: $62,428,881)		$51,956,469
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $17,452)	17,452	17,452
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.2%
MONEY MARKET FUND – 8.2%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $4,243,478)(e)	4,243,478	4,243,478
TOTAL INVESTMENTS IN SECURITIES – 107.9% (Cost: $66,689,811)(f)		56,217,399
Liabilities in Excess of Foreign Currency and Other Assets – (7.9)%		(4,107,980)

NET ASSETS – 100.0%		$52,109,419

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $3,867,156 and the total market value of the collateral held by the Fund was $4,243,478.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	65

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.0%
Advertising – 0.5%
Asatsu-DK, Inc.	11,739	$326,980
Moshi Moshi Hotline, Inc.	71,700	706,024

Total Advertising		1,033,004
Aerospace/Defense – 0.0%
Sumitomo Precision Products Co., Ltd.	14,416	98,002
Agriculture – 0.3%
Hokuto Corp.	24,591	573,620
Sakata Seed Corp.(a)	9,400	145,732

Total Agriculture		719,352
Airlines – 0.1%
Skymark Airlines, Inc.	16,110	260,419
Apparel – 1.6%
Atsugi Co., Ltd.	187,189	225,851
Gunze Ltd.	140,503	464,819
Japan Wool Textile Co., Ltd. (The)	58,402	525,830
Onward Holdings Co., Ltd.	140,670	1,126,017
Sanyo Shokai Ltd.	154,260	366,238
Wacoal Holdings Corp.(a)	46,000	592,605

Total Apparel		3,301,360
Auto Manufacturers – 0.8%
Kanto Auto Works Ltd.(a)	28,938	251,912
Nissan Shatai Co., Ltd.	46,923	387,169
Shinmaywa Industries Ltd.	102,801	386,771
Toyota Auto Body Co., Ltd.	45,161	712,452

Total Auto Manufacturers		1,738,304
Auto Parts & Equipment – 3.8%
Aisan Industry Co., Ltd.	23,363	207,927
Akebono Brake Industry Co., Ltd.(a)	69,900	365,460
Calsonic Kansei Corp.	46,000	282,875
Eagle Industry Co., Ltd.	16,000	177,063
Exedy Corp.	14,944	571,548
FCC Co., Ltd.	20,260	425,281
Keihin Corp.	23,621	410,947
KYB Co., Ltd.(a)	57,000	324,637
Musashi Seimitsu Industry Co., Ltd.	11,582	282,037
Nifco, Inc.	23,386	607,708
Nissin Kogyo Co., Ltd.	25,800	388,941
Riken Corp.	68,687	289,612
Sanden Corp.	44,963	159,249
Sanoh Industrial Co., Ltd.	29,597	284,911
T RAD Co., Ltd.	45,000	173,391
Tachi-S Co., Ltd.	7,600	135,672
Taiho Kogyo Co., Ltd.	16,200	160,991
Tokai Rika Co., Ltd.	42,200	769,761
Topre Corp.	14,300	143,223
Toyo Tire & Rubber Co., Ltd.	139,682	353,373
TS Tech Co., Ltd.	23,524	349,137
Unipres Corp.	10,103	276,430

Yokohama Rubber Co., Ltd. (The)	149,637	$881,360

Total Auto Parts & Equipment		8,021,534
Banks – 10.1%
77 Bank Ltd. (The)	171,000	783,121
Akita Bank Ltd. (The)	140,892	464,278
Aomori Bank Ltd. (The)	140,102	488,939
Awa Bank Ltd. (The)	74,378	517,211
Bank of Iwate Ltd. (The)	2,100	105,845
Bank of Nagoya Ltd. (The)	141,000	495,732
Bank of Saga Ltd. (The)	151,083	417,497
Bank of the Ryukyus Ltd.	12,000	164,712
Chukyo Bank Ltd. (The)	58,000	153,503
Daisan Bank Ltd. (The)	140,602	346,580
Daishi Bank Ltd. (The)	268,552	926,762
Ehime Bank Ltd. (The)	140,144	434,541
FIDEA Holdings Co., Ltd.	93,176	282,864
Fukui Bank Ltd. (The)	147,667	494,267
Higo Bank Ltd. (The)	114,000	692,164
Hokkoku Bank Ltd. (The)	180,621	679,555
Hokuetsu Bank Ltd. (The)	231,003	503,483
Hyakugo Bank Ltd. (The)	143,000	614,076
Hyakujushi Bank Ltd. (The)	197,000	909,860
Juroku Bank Ltd. (The)	248,000	823,664
Kagoshima Bank Ltd. (The)	86,000	630,384
Keiyo Bank Ltd. (The)	139,396	761,361
Kiyo Holdings, Inc.	535,593	833,824
Michinoku Bank Ltd. (The)(a)	84,000	184,172
Mie Bank Ltd. (The)	140,691	368,702
Miyazaki Bank Ltd. (The)	145,000	346,134
Musashino Bank Ltd. (The)	19,478	705,029
Ogaki Kyoritsu Bank Ltd. (The)	240,423	839,048
Oita Bank Ltd. (The)	123,000	414,894
San-In Godo Bank Ltd. (The)	75,000	582,836
Sapporo Hokuyo Holdings, Inc.	100,648	360,390
Senshu Ikeda Holdings, Inc.(a)	666,700	1,107,130
Shiga Bank Ltd. (The)	85,923	597,493
Shikoku Bank Ltd. (The)	132,000	548,002
Tochigi Bank Ltd. (The)	71,679	279,909
Toho Bank Ltd. (The)	233,000	652,932
Tohoku Bank Ltd. (The)	97,489	168,215
Tokyo Tomin Bank Ltd. (The)	14,921	196,869
TOMONY Holdings, Inc.	77,111	353,142
Tsukuba Bank Ltd.	50,700	190,092
Yamagata Bank Ltd. (The)	79,354	437,538
Yamanashi Chuo Bank Ltd. (The)	96,066	446,181

Total Banks		21,302,931
Beverages – 1.7%
Coca-Cola Central Japan Co., Ltd.	39,523	560,952
Ito En Ltd.	55,584	1,025,434
Kagome Co., Ltd.(a)	13,800	274,102
Mikuni Coca-Cola Bottling Co., Ltd.	51,954	474,515
Sapporo Holdings Ltd.	179,000	673,456

See Notes to Financial Statements.

66	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2011

Investments	Shares	Fair Value

Takara Holdings, Inc.	106,000	$647,717

Total Beverages		3,656,176
Building Materials – 2.1%
Asahi Organic Chemicals Industry Co., Ltd.	48,000	134,510
Bunka Shutter Co., Ltd.	44,000	137,000
Central Glass Co., Ltd.	73,933	364,485
Cleanup Corp.	30,137	189,627
Daiken Corp.	72,901	250,633
Fujitec Co., Ltd.	50,632	275,888
Nichias Corp.	63,827	375,940
Nichiha Corp.	16,100	182,347
Okabe Co., Ltd.	24,400	125,988
Sanwa Holdings Corp.	168,807	560,646
Sumitomo Osaka Cement Co., Ltd.	156,404	533,657
Taiheiyo Cement Corp.(a)	315,000	584,393
Takara Standard Co., Ltd.	74,063	619,754

Total Building Materials		4,334,868
Chemicals – 5.6%
ADEKA Corp.	64,935	703,434
Aica Kogyo Co., Ltd.	43,771	634,305
Chugoku Marine Paints Ltd.	41,000	301,064
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	51,618	267,197
Fujimi, Inc.	28,800	344,494
Hodogaya Chemical Co., Ltd.(a)	43,500	160,275
Nihon Nohyaku Co., Ltd.	46,000	220,810
Nihon Parkerizing Co., Ltd.	30,000	427,737
Nippon Carbon Co., Ltd.	56,000	178,723
Nippon Chemical Industrial Co., Ltd.	56,000	106,072
Nippon Kayaku Co., Ltd.	99,931	1,044,945
Nippon Soda Co., Ltd.	63,091	289,754
Nippon Synthetic Chemical Industry Co., Ltd. (The)	46,000	243,487
Nissan Chemical Industries Ltd.	101,000	957,849
NOF Corp.	122,000	644,188
Sanyo Chemical Industries Ltd.	61,208	478,039
Stella Chemifa Corp.	4,300	120,610
Sumitomo Bakelite Co., Ltd.	147,010	793,411
Sumitomo Seika Chemicals Co., Ltd.	43,835	207,574
Taiyo Holdings Co., Ltd.(a)	29,100	815,087
Takasago International Corp.	44,000	216,347
Toagosei Co., Ltd.	120,000	594,707
Tokai Carbon Co., Ltd.	90,974	459,119
Tokuyama Corp.(a)	119,000	418,383
Tokyo Ohka Kogyo Co., Ltd.(a)	17,826	364,938
Toyo Ink SC Holdings Co., Ltd.	199,920	798,850

Total Chemicals		11,791,399
Coal – 0.1%
Mitsui Matsushima Co., Ltd.	73,752	131,085
Commercial Services – 2.5%
Aeon Delight Co., Ltd.	10,800	233,570
Daiseki Co., Ltd.	13,700	274,071
Kanamoto Co., Ltd.	34,228	241,124

Kyoritsu Maintenance Co., Ltd.	13,825	$231,732
Meitec Corp.	12,900	249,030
Nichii Gakkan Co.	33,200	377,312
Nissin Corp.	69,556	175,063
Nohmi Bosai Ltd.	40,080	266,749
Nomura Co., Ltd.	43,533	140,065
Park24 Co., Ltd.	122,551	1,527,913
Sohgo Security Services Co., Ltd.	57,658	653,776
Toppan Forms Co., Ltd.	106,200	855,607

Total Commercial Services		5,226,012
Computers – 1.7%
DTS Corp.	30,463	382,566
Ines Corp.	42,400	287,691
Melco Holdings, Inc.	11,462	361,496
NEC Fielding Ltd.	57,616	737,766
NS Solutions Corp.	32,890	756,965
Otsuka Corp.	13,800	959,626

Total Computers		3,486,110
Cosmetics/Personal Care – 1.8%
Fancl Corp.	45,007	650,465
Kose Corp.	25,704	657,606
Lion Corp.(a)	144,629	876,255
Mandom Corp.	14,860	445,530
Pigeon Corp.	14,100	582,622
Pola Orbis Holdings, Inc.	19,694	582,797

Total Cosmetics/Personal Care		3,795,275
Distribution/Wholesale – 3.8%
Ai Holdings Corp.	76,454	321,369
Canon Marketing Japan, Inc.	74,500	916,269
Chori Co., Ltd.	141,000	164,634
Daiwabo Holdings Co., Ltd.	96,392	217,595
Doshisha Co., Ltd.	8,600	249,922
Fuji Electronics Co., Ltd.	16,484	248,073
Hakuto Co., Ltd.	26,683	257,553
Inaba Denki Sangyo Co., Ltd.	21,594	668,439
Inabata & Co., Ltd.	56,141	324,114
Itochu Enex Co., Ltd.	123,081	723,348
Iwatani Corp.	104,166	359,473
Japan Pulp & Paper Co., Ltd.	64,000	244,110
Matsuda Sangyo Co., Ltd.	14,563	222,753
Nagase & Co., Ltd.	47,904	598,489
Paltac Corp.	17,107	320,257
Ryoden Trading Co., Ltd.	46,079	281,567
San-Ai Oil Co., Ltd.	45,506	223,161
Seika Corp.	62,000	179,372
Ship Healthcare Holdings, Inc.	18,485	462,125
Sinanen Co., Ltd.	88,771	414,602
Yamazen Corp.(a)	46,806	352,199
Yuasa Trading Co., Ltd.	125,000	183,251

Total Distribution/Wholesale		7,932,675

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2011

Investments	Shares	Fair Value

Diversified Financial Services – 1.9%
Century Tokyo Leasing Corp.	63,999	$1,281,142
Hitachi Capital Corp.	51,900	655,147
Ichiyoshi Securities Co., Ltd.	61,516	367,915
Jaccs Co., Ltd.	112,000	369,071
Okasan Securities Group, Inc.	122,000	416,269
Tokai Tokyo Financial Holdings, Inc.	266,106	818,203

Total Diversified Financial Services		3,907,747
Electric – 0.2%
Okinawa Electric Power Co., Inc. (The)	7,770	349,791
Electrical Components & Equipment – 0.9%
Fujikura Ltd.	111,000	370,096
Kyosan Electric Manufacturing Co., Ltd.	45,000	238,778
Nippon Signal Co., Ltd.	36,242	286,344
Nissin Electric Co., Ltd.	24,000	181,837
Shin-Kobe Electric Machinery Co., Ltd.(a)	14,000	241,931
Takaoka Electric Manufacturing Co., Ltd.(a)	46,000	118,163
Tatsuta Electric Wire and Cable Co., Ltd.(a)	33,060	170,275
Toshiba TEC Corp.	104,070	394,245

Total Electrical Components & Equipment		2,001,669
Electronics – 4.5%
Alps Electric Co., Ltd.	92,900	724,350
Anritsu Corp.(a)	37,000	414,258
Cosel Co., Ltd.(a)	8,800	133,575
Eizo Nanao Corp.	18,008	399,036
Fujitsu General Ltd.	37,000	221,290
Futaba Corp.	8,500	176,330
Horiba Ltd.	7,100	218,029
Idec Corp.	19,693	215,376
Japan Aviation Electronics Industry Ltd.(a)	39,000	264,621
Kaga Electronics Co., Ltd.	27,659	297,833
Koa Corp.	14,200	155,301
Kuroda Electric Co., Ltd.	23,302	279,636
Mitsumi Electric Co., Ltd.	44,591	303,135
Nichicon Corp.	19,674	240,693
Nidec Copal Corp.	30,600	355,703
Nihon Dempa Kogyo Co., Ltd.	10,600	119,367
Osaki Electric Co., Ltd.	20,000	198,495
Ryosan Co., Ltd.	37,900	844,244
Sanshin Electronics Co., Ltd.	30,691	268,765
Sanyo Denki Co., Ltd.	30,382	192,745
Sato Holding Corp.	25,864	341,252
Shinko Shoji Co., Ltd.	31,338	254,103
Siix Corp.	10,015	132,009
SMK Corp.	52,150	196,205
Star Micronics Co., Ltd.	30,934	308,216
Taiyo Yuden Co., Ltd.(a)	29,000	215,205
Tamura Corp.	46,000	117,566
Tokyo Seimitsu Co., Ltd.	8,300	146,553
Toyo Corp.	51,600	588,433
Ulvac, Inc.	12,320	166,707

Yamatake Corp.	49,100	$1,066,339

Total Electronics		9,555,370
Engineering & Construction – 5.3%
COMSYS Holdings Corp.	81,807	818,282
Japan Airport Terminal Co., Ltd.(a)	23,387	353,475
Kandenko Co., Ltd.	146,138	690,117
Kyowa Exeo Corp.(a)	70,866	684,020
Maeda Corp.	120,609	455,335
Maeda Road Construction Co., Ltd.	43,694	484,670
NEC Networks & System Integration Corp.	32,768	519,068
Nippo Corp.	49,358	436,717
Nippon Densetsu Kogyo Co., Ltd.	30,000	323,041
Nippon Koei Co., Ltd.	61,583	226,103
Nippon Road Co., Ltd. (The)	66,596	180,573
Nishimatsu Construction Co., Ltd.	213,037	337,189
Okumura Corp.	166,096	655,075
Penta-Ocean Construction Co., Ltd.(a)	70,000	206,149
Raito Kogyo Co., Ltd.	42,600	178,513
Sanki Engineering Co., Ltd.	58,718	329,851
Shinko Plantech Co., Ltd.	33,008	313,036
Taihei Dengyo Kaisha Ltd.(a)	21,000	135,132
Taihei Kogyo Co., Ltd.	46,047	220,438
Taikisha Ltd.(a)	16,065	363,901
Takasago Thermal Engineering Co., Ltd.(a)	81,872	718,026
Toa Corp.	77,000	136,858
Toda Corp.	174,072	691,049
Tokyo Energy & Systems, Inc.	38,000	180,436
Toshiba Plant Systems & Services Corp.	45,000	450,117
Totetsu Kogyo Co., Ltd.	26,000	219,590
Toyo Engineering Corp.	46,223	155,916
Tsukishima Kikai Co., Ltd.	31,000	270,667
Yokogawa Bridge Holdings Corp.	25,000	150,169
Yurtec Corp.	46,000	235,132

Total Engineering & Construction		11,118,645
Entertainment – 0.9%
Avex Group Holdings, Inc.	40,567	498,404
Mars Engineering Corp.	26,014	438,741
Shochiku Co., Ltd.	28,000	265,179
Toei Co., Ltd.	66,405	329,096
Tokyotokeiba Co., Ltd.	238,475	337,231

Total Entertainment		1,868,651
Environmental Control – 0.5%
Asahi Holdings, Inc.(a)	25,200	538,459
Hitachi Zosen Corp.(a)	325,175	489,365

Total Environmental Control		1,027,824
Food – 5.3%
Ariake Japan Co., Ltd.	22,528	460,906
Ezaki Glico Co., Ltd.	57,865	747,711
Fuji Oil Co., Ltd.	41,900	696,884
House Foods Corp.(a)	43,500	843,137
Itoham Foods, Inc.	56,000	208,511

See Notes to Financial Statements.

68	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2011

Investments	Shares	Fair Value

J-Oil Mills, Inc.	140,981	$446,281
Kato Sangyo Co., Ltd.	25,916	622,347
Kewpie Corp.	52,500	766,249
Kyokuyo Co., Ltd.	89,000	212,455
Marudai Food Co., Ltd.	109,000	403,023
Maruha Nichiro Holdings, Inc.	273,327	542,541
Mitsui Sugar Co., Ltd.	74,879	319,606
Morinaga & Co., Ltd.	233,439	587,535
Morinaga Milk Industry Co., Ltd.	123,411	550,770
Nichirei Corp.	177,096	824,824
Nippon Beet Sugar Manufacturing Co., Ltd.	138,885	309,915
Nippon Flour Mills Co., Ltd.	126,766	620,015
Nippon Suisan Kaisha Ltd.(a)	228,051	869,836
Nisshin Oillio Group Ltd. (The)	104,477	504,222
Prima Meat Packers Ltd.	141,000	179,268
Yokohama Reito Co., Ltd.	55,862	426,140

Total Food		11,142,176
Forest Products & Paper – 0.6%
Daio Paper Corp.(a)	43,597	409,500
Hokuetsu Kishu Paper Co., Ltd.(a)	113,132	820,456

Total Forest Products & Paper		1,229,956
Gas – 0.5%
Saibu Gas Co., Ltd.	327,362	891,879
Shizuoka Gas Co., Ltd.	35,392	240,599

Total Gas		1,132,478
Hand/Machine Tools – 0.8%
Asahi Diamond Industrial Co., Ltd.(a)	24,000	340,322
Hitachi Koki Co., Ltd.	86,927	657,478
Meidensha Corp.	50,000	189,414
OSG Corp.	27,400	334,857
Union Tool Co.	9,700	170,769

Total Hand/Machine Tools		1,692,840
Healthcare-Products – 1.1%
Hogy Medical Co., Ltd.	11,000	511,611
Nihon Kohden Corp.	23,479	638,149
Nipro Corp.(a)	86,396	821,592
Paramount Bed Co., Ltd.	13,473	366,015

Total Healthcare-Products		2,337,367
Healthcare-Services – 0.2%
Ain Pharmaciez, Inc.	4,072	181,729
BML, Inc.	10,494	272,289

Total Healthcare-Services		454,018
Home Builders – 0.7%
Mitsui Home Co., Ltd.	67,910	355,937
PanaHome Corp.	116,177	798,830
Token Corp.	9,297	372,097

Total Home Builders		1,526,864
Home Furnishings – 1.1%
Alpine Electronics, Inc.(a)	29,300	382,025
Canon Electronics, Inc.	26,400	752,133

Foster Electric Co., Ltd.	19,800	$238,381
Hoshizaki Electric Co., Ltd.	20,540	506,039
Nidec Sankyo Corp.	85,000	506,162

Total Home Furnishings		2,384,740
Household Products/Wares – 0.4%
Kokuyo Co., Ltd.	73,903	597,322
Mitsubishi Pencil Co., Ltd.	8,000	148,936

Total Household Products/Wares		746,258
Housewares – 0.1%
Noritake Co., Ltd.	58,099	208,789
Internet – 0.4%
GMO Internet, Inc.	61,421	247,023
Gurunavi, Inc.	13,962	178,782
Macromill, Inc.(a)	21,021	250,626
Monex Group, Inc.(a)	1,025	161,303

Total Internet		837,734
Iron/Steel – 1.5%
Aichi Steel Corp.	76,314	459,389
Daido Metal Co., Ltd.	28,000	325,843
Kyoei Steel Ltd.(a)	17,814	302,524
Mitsubishi Steel Manufacturing Co., Ltd.	46,000	133,679
Nisshin Steel Co., Ltd.	300,000	544,888
Sanyo Special Steel Co., Ltd.	66,000	375,039
Topy Industries Ltd.	112,000	273,171
Toyo Kohan Co., Ltd.	44,000	190,088
Yodogawa Steel Works Ltd.	140,993	656,675

Total Iron/Steel		3,261,296
Leisure Time – 0.8%
Daikoku Denki Co., Ltd.	17,800	160,957
HIS Co., Ltd.	11,214	333,016
Mizuno Corp.	107,616	562,652
Round One Corp.(a)	73,095	535,790

Total Leisure Time		1,592,415
Lodging – 0.4%
Resorttrust, Inc.	48,360	830,678
Machinery-Construction & Mining – 0.2%
Aichi Corp.	43,915	182,884
Modec, Inc.	17,388	312,208

Total Machinery-Construction & Mining		495,092
Machinery-Diversified – 2.2%
Chugai Ro Co., Ltd.	61,986	207,478
CKD Corp.	21,500	128,866
Daifuku Co., Ltd.	74,062	402,595
Daihen Corp.	67,391	259,667
Hisaka Works Ltd.	17,945	203,476
Kinki Sharyo Co., Ltd.	46,000	166,502
Komori Corp.	41,829	278,932
Makino Milling Machine Co., Ltd.	17,000	101,674
Max Co., Ltd.	43,680	569,517
Miura Co., Ltd.	17,424	516,300

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	69

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2011

Investments	Shares	Fair Value

Nidec-Tosok Corp.	12,969	$162,028
Nippon Sharyo Ltd.	51,000	220,330
Nippon Thompson Co., Ltd.(a)	30,000	182,148
Organo Corp.	23,000	179,333
Sintokogio Ltd.	17,765	175,161
Torishima Pump Manufacturing Co., Ltd.	13,900	198,546
Toshiba Machine Co., Ltd.	33,806	143,417
Toyo Kanetsu K.K.	72,192	146,107
Tsubakimoto Chain Co.	56,228	296,897
Tsugami Corp.(a)	38,000	151,842

Total Machinery-Diversified		4,690,816
Media – 0.2%
Gakken Holdings Co., Ltd.	91,000	201,881
Kadokawa Group Holdings, Inc.(a)	6,400	224,183

Total Media		426,064
Metal Fabricate/Hardware – 1.8%
Daiichi Jitsugyo Co., Ltd.	40,000	180,073
Furukawa-Sky Aluminum Corp.	114,000	328,334
Hanwa Co., Ltd.	164,114	749,457
JFE Shoji Holdings, Inc.	139,000	620,342
Kitz Corp.	42,876	218,608
Nachi-Fujikoshi Corp.	46,000	227,971
Neturen Co., Ltd.	18,400	158,028
Oiles Corp.	16,893	335,756
Onoken Co., Ltd.	23,337	215,568
Ryobi Ltd.	70,000	322,392
Shinsho Corp.	65,000	166,126
Tocalo Co., Ltd.	7,600	149,870
Toho Zinc Co., Ltd.	48,967	185,500

Total Metal Fabricate/Hardware		3,858,025
Mining – 1.4%
Dowa Holdings Co., Ltd.	136,000	767,514
Mitsui Mining & Smelting Co., Ltd.	235,000	615,854
Nippon Coke & Engineering Co., Ltd.(a)	85,500	113,142
Nippon Denko Co., Ltd.	45,000	241,113
Nippon Light Metal Co., Ltd.	150,000	251,038
Nittetsu Mining Co., Ltd.	46,000	192,164
Pacific Metals Co., Ltd.(a)	141,000	823,171

Total Mining		3,003,996
Miscellaneous Manufacturing – 2.2%
Achilles Corp.	147,000	223,132
Amano Corp.	66,617	604,116
Bando Chemical Industries Ltd.	65,082	249,081
JSP Corp.	13,551	236,281
Kureha Corp.	106,648	464,890
Mitsuboshi Belting Co., Ltd.	43,525	247,892
Morita Holdings Corp.	29,188	174,946
Nikkiso Co., Ltd.(a)	38,000	339,673
Nippon Valqua Industries Ltd.(a)	70,042	189,917
Okamoto Industries, Inc.	44,000	187,234
Sekisui Plastics Co., Ltd.	73,598	324,641

Shinagawa Refractories Co., Ltd.	51,678	$144,146
Shin-Etsu Polymer Co., Ltd.	50,074	272,847
Tamron Co., Ltd.	16,366	522,744
Tokai Rubber Industries Ltd.	34,600	485,244

Total Miscellaneous Manufacturing		4,666,784
Office Furnishings – 0.2%
Okamura Corp.	43,676	331,480
Office/Business Equipment – 0.2%
Riso Kagaku Corp.	16,554	301,099
Uchida Yoko Co., Ltd.	57,388	154,861

Total Office/Business Equipment		455,960
Oil & Gas – 0.1%
AOC Holdings, Inc.	21,165	121,367
Japan Drilling Co., Ltd.(a)	4,584	148,141

Total Oil & Gas		269,508
Packaging & Containers – 0.7%
Fuji Seal International, Inc.	6,600	130,408
Nihon Yamamura Glass Co., Ltd.	98,714	270,221
Rengo Co., Ltd.(a)	127,424	981,965

Total Packaging & Containers		1,382,594
Pharmaceuticals – 3.2%
Alfresa Holdings Corp.	23,800	1,001,959
ASKA Pharmaceutical Co., Ltd.	19,500	164,440
Eiken Chemical Co., Ltd.	13,829	186,408
Fuso Pharmaceutical Industries Ltd.	60,000	179,035
Kaken Pharmaceutical Co., Ltd.	63,261	887,197
Kissei Pharmaceutical Co., Ltd.	20,400	448,599
KYORIN Holdings, Inc.	45,963	964,817
Mochida Pharmaceutical Co., Ltd.	74,055	853,150
Nippon Shinyaku Co., Ltd.	40,000	518,422
Sawai Pharmaceutical Co., Ltd.	4,512	489,366
Seikagaku Corp.(a)	39,655	467,135
Toho Holdings Co., Ltd.	38,300	472,042
Towa Pharmaceutical Co., Ltd.	3,100	143,176

Total Pharmaceuticals		6,775,746
Private Equity – 0.1%
Jafco Co., Ltd.	14,900	281,646
Real Estate – 1.4%
Arnest One Corp.	57,900	604,690
Goldcrest Co., Ltd.	22,044	412,967
Heiwa Real Estate Co., Ltd.	141,000	305,488
Sankei Building Co., Ltd. (The)	59,676	293,425
Tokyo Tatemono Co., Ltd.	279,000	861,469
Tokyu Livable, Inc.	35,361	319,295
Touei Housing Corp.	16,100	168,352

Total Real Estate		2,965,686
Retail – 10.5%
Alpen Co., Ltd.	23,521	439,112
AOKI Holdings, Inc.	31,884	494,723
Arcs Co., Ltd.(a)	32,494	653,421

See Notes to Financial Statements.

70	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2011

Investments	Shares	Fair Value

ASKUL Corp.(a)	21,365	$309,055
Belluna Co., Ltd.	40,824	354,853
Bookoff Corp.	14,988	135,335
Chiyoda Co., Ltd.	60,691	1,026,739
Circle K Sunkus Co., Ltd.	63,920	1,084,683
Citizen Holdings Co., Ltd.	127,000	644,227
Create SD Holdings Co., Ltd.	13,173	308,988
DCM Holdings Co., Ltd.(a)	105,845	933,765
Doutor Nichires Holdings Co., Ltd.	32,953	418,967
EDION Corp.(a)	70,777	598,685
Gulliver International Co., Ltd.	4,460	197,309
H2O Retailing Corp.(a)	88,763	713,973
Heiwado Co., Ltd.	40,592	558,219
Honeys Co., Ltd.(a)	12,980	188,772
Izumi Co., Ltd.	16,800	263,072
Izumiya Co., Ltd.	45,872	214,244
Joshin Denki Co., Ltd.(a)	35,000	410,937
Kappa Create Co., Ltd.(a)	12,387	278,017
Kasumi Co., Ltd.	41,679	282,799
Keiyo Co., Ltd.(a)	50,120	316,664
Kohnan Shoji Co., Ltd.	13,900	247,416
Kojima Co., Ltd.	23,500	167,683
Komeri Co., Ltd.	19,937	658,014
Kyoto Kimono Yuzen Co., Ltd.	21,045	255,554
Matsumotokiyoshi Holdings Co., Ltd.(a)	28,700	589,043
Parco Co., Ltd.	48,527	381,517
Paris Miki Holdings, Inc.	32,816	310,790
Plenus Co., Ltd.	43,068	704,018
Point, Inc.	19,210	979,441
Ryohin Keikaku Co., Ltd.	16,482	917,330
Saizeriya Co., Ltd.	17,900	325,813
Scroll Corp.	47,222	159,285
Seiko Holdings Corp.	46,000	119,953
Shimachu Co., Ltd.	22,564	546,829
St. Marc Holdings Co., Ltd.	9,148	367,320
Sugi Holdings Co., Ltd.	12,800	361,681
Sundrug Co., Ltd.	11,900	376,236
Tsuruha Holdings, Inc.	10,067	562,253
United Arrows Ltd.	17,529	338,618
UNY Co., Ltd.	104,756	986,674
Valor Co., Ltd.	25,591	442,564
WATAMI Co., Ltd.(a)	14,429	358,479
Xebio Co., Ltd.	21,489	551,722
Zensho Holdings Co., Ltd.	40,519	574,562

Total Retail		22,109,354
Semiconductors – 0.7%
Axell Corp.(a)	18,500	430,578
Megachips Corp.(a)	13,853	198,234
Mimasu Semiconductor Industry Co., Ltd.	20,100	190,361
Sanken Electric Co., Ltd.(a)	45,000	174,559
Shinko Electric Industries Co., Ltd.(a)	78,700	569,727

Total Semiconductors		1,563,459

Shipbuilding – 0.4%
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	422,000	$717,203
Sasebo Heavy Industries Co., Ltd.	140,063	232,590

Total Shipbuilding		949,793
Software – 2.4%
Capcom Co., Ltd.	31,213	788,829
IT Holdings Corp.	89,800	876,098
NEC Mobiling Ltd.	10,861	394,536
Nihon Unisys Ltd.	68,000	385,521
NSD Co., Ltd.(a)	49,700	410,083
SCSK Corp.(a)	32,851	530,185
Square Enix Holdings Co., Ltd.(a)	60,100	1,093,932
Transcosmos, Inc.	14,000	170,368
Zenrin Co., Ltd.	34,102	340,224

Total Software		4,989,776
Storage/Warehousing – 0.7%
Mitsubishi Logistics Corp.	46,000	503,088
Mitsui-Soko Co., Ltd.	85,746	334,841
Sumitomo Warehouse Co., Ltd. (The)	125,417	584,130

Total Storage/Warehousing		1,422,059
Telecommunications – 0.9%
Denki Kogyo Co., Ltd.	46,110	186,641
Hikari Tsushin, Inc.	41,665	996,760
Hitachi Kokusai Electric, Inc.	44,000	285,989
Japan Radio Co., Ltd.	79,000	210,106
Maspro Denkoh Corp.(a)	21,458	294,811

Total Telecommunications		1,974,307
Textiles – 1.4%
Japan Vilene Co., Ltd.	51,400	242,730
Kurabo Industries Ltd.	207,169	416,596
Nisshinbo Holdings, Inc.(a)	79,000	697,963
Nitto Boseki Co., Ltd.(a)	139,960	433,970
Seiren Co., Ltd.	39,911	282,712
Toyobo Co., Ltd.	614,000	908,095

Total Textiles		2,982,066
Toys/Games/Hobbies – 0.2%
Tomy Co., Ltd.	51,677	406,283
Transportation – 3.3%
Fukuyama Transporting Co., Ltd.(a)	135,059	827,035
Hitachi Transport System Ltd.	33,304	622,182
Iino Kaiun Kaisha Ltd.(a)	40,371	215,787
Keisei Electric Railway Co., Ltd.	81,000	554,852
Kintetsu World Express, Inc.	9,983	288,429
Nippon Konpo Unyu Soko Co., Ltd.	45,860	577,117
Nishi-Nippon Railroad Co., Ltd.(a)	160,000	759,730
NS United Kaiun Kaisha Ltd.	88,000	129,009
Sankyu, Inc.	179,272	853,566
Seino Holdings Corp.	93,711	770,794
Senko Co., Ltd.(a)	102,156	413,501
Sotetsu Holdings, Inc.(a)	228,000	766,113

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	71

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2011

Investments	Shares	Fair Value

Yusen Logistics Co., Ltd.	13,600	$182,086

Total Transportation		6,960,201
TOTAL COMMON STOCKS (Cost: $198,292,546)		208,996,507
EXCHANGE-TRADED FUND – 0.2%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $436,254)	12,376	402,468
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $63,442)	63,442	63,442
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.5%
MONEY MARKET FUND – 12.5%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $26,400,923)(e)	26,400,923	26,400,923
TOTAL INVESTMENTS IN SECURITIES – 111.7% (Cost: $225,193,165)(f)		235,863,340
Liabilities in Excess of Foreign Currency and Other Assets – (11.7)%		(24,755,264)

NET ASSETS – 100.0%		$211,108,076
(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $24,727,986 and the total market value of the collateral held by the Fund was $26,400,923.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

72	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 97.2%
Australia – 24.9%
AGL Energy Ltd.	10,102	$140,399
Alumina Ltd.	31,879	45,855
Amcor Ltd.	32,202	216,889
AMP Ltd.	64,783	248,702
Australia & New Zealand Banking Group Ltd.	84,677	1,606,449
BHP Billiton Ltd.	37,707	1,283,394
Brambles Ltd.	26,293	165,335
Coca-Cola Amatil Ltd.	17,006	197,181
Commonwealth Bank of Australia	48,947	2,166,887
Computershare Ltd.	8,585	62,328
Crown Ltd.	16,788	130,041
CSL Ltd.	6,835	197,162
Foster’s Group Ltd.	62,293	319,665
Incitec Pivot Ltd.	20,124	63,956
Insurance Australia Group Ltd.	40,153	117,855
Leighton Holdings Ltd.	9,405	170,749
Lend Lease Group(a)	10,641	72,808
Macquarie Group Ltd.	9,936	220,851
National Australia Bank Ltd.	67,989	1,478,177
Newcrest Mining Ltd.	3,068	101,619
Orica Ltd.	6,866	156,684
Origin Energy Ltd.	14,817	192,969
QBE Insurance Group Ltd.	39,644	496,267
Rio Tinto Ltd.	3,620	217,430
Santos Ltd.	12,323	136,175
Sonic Healthcare Ltd.	9,730	107,805
Suncorp Group Ltd.	28,220	218,868
TABCORP Holdings Ltd.	25,016	62,728
Telstra Corp., Ltd.	587,708	1,770,700
Wesfarmers Ltd.	28,419	872,529
Westfield Retail Trust	4,957	11,659
Westpac Banking Corp.	106,840	2,112,062
Woodside Petroleum Ltd.	10,786	340,485
Woolworths Ltd.	28,486	688,263
WorleyParsons Ltd.	3,321	84,888

Total Australia		16,475,814
China – 10.7%
Agricultural Bank of China Ltd. Class H	261,000	86,500
Anhui Conch Cement Co., Ltd. Class H(b)	4,000	11,099
Bank of China Ltd. Class H	2,078,000	653,984
Bank of Communications Co., Ltd. Class H	256,300	154,411
China Coal Energy Co., Ltd. Class H	43,000	39,052
China Communications Construction Co., Ltd. Class H	223,000	146,953
China Construction Bank Corp. Class H	4,452,000	2,739,340
China Life Insurance Co., Ltd. Class H	77,000	185,953
China Longyuan Power Group Corp. Class H(b)	28,000	23,343
China Merchants Bank Co., Ltd. Class H	39,000	60,017
China National Building Material Co., Ltd. Class H	18,000	15,561
China Pacific Insurance Group Co., Ltd. Class H	17,800	52,018
China Petroleum & Chemical Corp. Class H	294,000	290,044
China Shenhua Energy Co., Ltd. Class H	49,000	$195,440
China Telecom Corp., Ltd. Class H	830,000	528,829
Dongfeng Motor Group Co., Ltd. Class H	82,000	112,918
Guangzhou Automobile Group Co., Ltd. Class H	104,000	102,467
Industrial & Commercial Bank of China Class H	1,744,000	855,786
PetroChina Co., Ltd. Class H	480,000	596,243
Ping An Insurance Group Co. Class H	13,000	73,811
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	18,004
Sinopharm Group Co., Ltd. Class H	8,800	23,456
Yanzhou Coal Mining Co., Ltd. Class H	28,000	61,577
Zhaojin Mining Industry Co., Ltd. Class H	15,500	25,884

Total China		7,052,690
Hong Kong – 19.8%
Bank of East Asia Ltd.(b)	36,770	114,069
Beijing Enterprises Holdings Ltd.	12,000	61,043
BOC Hong Kong Holdings Ltd.	276,609	593,387
Cathay Pacific Airways Ltd.	149,000	244,992
Cheung Kong Holdings Ltd.	39,277	431,884
China Merchants Holdings International Co., Ltd.	50,092	136,414
China Mobile Ltd.	552,930	5,476,207
China Overseas Land & Investment Ltd.	91,565	133,147
China Resources Enterprise Ltd.	28,600	96,255
China Resources Power Holdings Co., Ltd.	64,218	97,836
China Unicom Hong Kong Ltd.	83,648	174,501
Citic Pacific Ltd.	46,283	66,231
CLP Holdings Ltd.	59,866	542,541
CNOOC Ltd.	714,062	1,192,435
Fosun International Ltd.	99,000	50,360
Hang Lung Group Ltd.	15,000	76,785
Hang Lung Properties Ltd.	63,000	189,370
Hang Seng Bank Ltd.	52,603	620,648
Henderson Land Development Co., Ltd.	27,000	122,952
Hong Kong & China Gas Co., Ltd.	93,410	211,424
Hong Kong Exchanges and Clearing Ltd.	16,773	247,132
Hutchison Whampoa Ltd.	61,027	458,207
Hysan Development Co., Ltd.	13,948	42,732
Lenovo Group Ltd.	94,000	63,876
MTR Corp.	80,765	243,807
New World Development Ltd.	72,557	70,462
Power Assets Holdings Ltd.	54,579	419,609
Sino Land Co., Ltd.	97,204	130,109
SJM Holdings Ltd.	66,432	120,324
Sun Hung Kai Properties Ltd.	40,534	470,959
Wharf Holdings Ltd.	32,350	161,651

Total Hong Kong		13,061,349
Indonesia – 4.1%
Adaro Energy Tbk PT	255,000	49,898
Astra International Tbk PT	71,000	514,124
Bank Central Asia Tbk PT	247,000	216,371
Bank Danamon Indonesia TbK PT	114,834	60,095
Bank Mandiri Tbk PT	223,000	159,829

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	73

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2011

Investments	Shares	Fair Value

Bank Negara Indonesia Persero Tbk PT	116,000	$49,158
Bank Rakyat Indonesia Persero Tbk PT	223,000	148,413
Bumi Resources Tbk PT	97,000	21,519
Indo Tambangraya Megah PT	19,000	84,841
Indocement Tunggal Prakarsa Tbk PT	31,500	50,171
Indofood Sukses Makmur Tbk PT	97,000	55,728
International Nickel Indonesia Tbk PT	377,000	129,741
Perusahaan Gas Negara PT	581,500	176,964
Semen Gresik Persero Tbk PT	122,000	115,199
Tambang Batubara Bukit Asam Tbk PT	37,500	71,672
Telekomunikasi Indonesia Tbk PT	479,500	414,585
Unilever Indonesia Tbk PT	134,000	251,536
United Tractors Tbk PT	44,500	111,376
XL Axiata Tbk PT	92,626	52,425

Total Indonesia		2,733,645
Malaysia – 6.4%
AMMB Holdings Bhd	50,700	91,951
Axiata Group Bhd	105,300	151,724
CIMB Group Holdings Bhd	72,000	157,193
DiGi.Com Bhd	29,200	278,235
Genting Bhd	15,800	45,037
Genting Malaysia Bhd	86,500	95,103
Hong Leong Bank Bhd	19,100	60,905
IOI Corp. Bhd	146,500	213,383
Kuala Lumpur Kepong Bhd	19,200	126,897
Malayan Banking Bhd	379,000	949,726
Maxis Bhd	308,100	513,420
MISC Bhd	138,700	255,026
Petronas Dagangan Bhd	23,800	118,981
Petronas Gas Bhd	56,600	230,123
PLUS Expressways Bhd	62,100	83,837
Public Bank Bhd	103,100	393,992
RHB Capital Bhd	36,100	79,154
Sime Darby Bhd	42,900	113,415
Tenaga Nasional Bhd	101,400	164,209
YTL Power International Bhd	248,600	132,379

Total Malaysia		4,254,690
New Zealand – 0.1%
Fletcher Building Ltd.	13,282	78,684
Philippines – 1.3%
Aboitiz Equity Ventures, Inc.	135,700	117,933
Aboitiz Power Corp.	209,400	136,487
Manila Electric Co.	17,190	91,995
Philippine Long Distance Telephone Co.	7,820	393,101
San Miguel Corp.	11,777	31,405
SM Investments Corp.	6,320	75,450

Total Philippines		846,371
Singapore – 6.5%
City Developments Ltd.	10,000	73,594
DBS Group Holdings Ltd.	45,017	409,026
Fraser and Neave Ltd.	27,970	124,278
Jardine Cycle & Carriage Ltd.	6,676	$215,070
Keppel Corp., Ltd.	35,235	209,555
Oversea-Chinese Banking Corp., Ltd.	71,517	446,192
SembCorp Industries Ltd.	42,116	110,534
SembCorp Marine Ltd.(b)	92,757	231,341
Singapore Airlines Ltd.	18,557	162,771
Singapore Exchange Ltd.	26,869	136,706
Singapore Press Holdings Ltd.	54,000	155,813
Singapore Technologies Engineering Ltd.	102,625	221,300
Singapore Telecommunications Ltd.	483,577	1,180,090
United Overseas Bank Ltd.	33,574	438,000
Wilmar International Ltd.	44,781	181,103

Total Singapore		4,295,373
South Korea – 7.1%
Cheil Industries, Inc.	189	13,428
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,170	22,644
Doosan Heavy Industries and Construction Co., Ltd.	818	39,023
GS Engineering & Construction Corp.	241	20,048
GS Holdings	862	42,074
Hana Financial Group, Inc.	2,600	77,246
Hankook Tire Co., Ltd.	910	31,285
Hanwha Chem Corp.	810	17,843
Honam Petrochemical Corp.	79	19,514
Hynix Semiconductor, Inc.	2,050	37,152
Hyundai Engineering & Construction Co., Ltd.	576	29,874
Hyundai Glovis Co., Ltd.	100	14,982
Hyundai Heavy Industries Co., Ltd.	664	158,384
Hyundai Mobis	258	74,791
Hyundai Motor Co.	902	161,557
Hyundai Steel Co.	205	15,348
Industrial Bank of Korea	7,250	86,159
Kangwon Land, Inc.	4,830	111,930
KB Financial Group, Inc.	642	21,989
Kia Motors Corp.	1,866	113,888
Korea Exchange Bank	47,210	281,324
Korea Kumho Petrochemical Co.	65	10,235
Korea Life Insurance Co., Ltd.	7,339	34,825
Korea Zinc Co., Ltd.	72	17,816
KT Corp. ADR	20,928	309,316
KT&G Corp.	4,070	253,932
LG Chem Ltd.	342	93,190
LG Corp.	1,330	68,191
LG Display Co., Ltd.	3,410	57,313
LG Electronics, Inc.	230	13,452
LG Household & Health Care Ltd.	72	32,576
Lotte Shopping Co., Ltd.	60	20,475
NCSoft Corp.	30	8,582
OCI Co., Ltd.	111	19,551
POSCO	1,283	404,052
Samsung C&T Corp.	589	34,999
Samsung Electro-Mechanics Co., Ltd.	517	32,388
Samsung Electronics Co., Ltd.	1,062	757,251
Samsung Engineering Co., Ltd.	242	47,864

See Notes to Financial Statements.

74	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2011

Investments	Shares	Fair Value

Samsung Fire & Marine Insurance Co., Ltd.	405	$74,430
Samsung Heavy Industries Co., Ltd.	1,480	34,863
Samsung Life Insurance Co., Ltd.	1,675	129,103
Samsung SDI Co., Ltd.	287	28,260
Shinhan Financial Group Co., Ltd.	4,494	160,221
SK C&C Co., Ltd.	164	20,186
SK Holdings Co., Ltd.	264	30,141
SK Innovation Co., Ltd.	529	63,765
SK Telecom Co., Ltd. ADR	24,900	350,343
S-Oil Corp.	1,235	110,076
Woori Finance Holdings Co., Ltd.	9,270	80,657

Total South Korea		4,688,536
Taiwan – 12.2%
Acer, Inc.	102,000	126,182
Advanced Semiconductor Engineering, Inc.	37,446	32,562
Asustek Computer, Inc.	23,740	179,949
Cathay Financial Holding Co., Ltd.	66,120	76,372
Chang Hwa Commercial Bank	48,510	28,016
Cheng Shin Rubber Industry Co., Ltd.	31,800	66,887
China Steel Corp.	259,800	254,898
Chinatrust Financial Holding Co., Ltd.	154,363	92,187
Chunghwa Telecom Co., Ltd.	261,000	869,286
Compal Electronics, Inc.	191,000	177,368
Delta Electronics, Inc.	55,000	130,845
Far Eastern New Century Corp.	85,250	88,117
Far EasTone Telecommunications Co., Ltd.	126,000	188,121
First Financial Holding Co., Ltd.	91,532	59,469
Formosa Chemicals & Fibre Corp.	145,000	378,737
Formosa Petrochemical Corp.	240,000	660,738
Formosa Plastics Corp.	137,000	367,281
Foxconn Technology Co., Ltd.	3,150	10,233
Fubon Financial Holding Co., Ltd.	263,487	277,537
Hon Hai Precision Industry Co., Ltd.	119,500	271,350
HTC Corp.	9,450	212,412
MediaTek, Inc.	55,000	609,106
Mega Financial Holding Co., Ltd.	289,200	202,606
Nan Ya Plastics Corp.	118,000	256,715
President Chain Store Corp.	16,000	91,091
Quanta Computer, Inc.	133,000	259,672
Taiwan Cement Corp.	91,000	98,241
Taiwan Cooperative Bank	33,800	20,574
Taiwan Mobile Co., Ltd.	134,100	329,585
Taiwan Semiconductor Manufacturing Co., Ltd.	652,000	1,497,621
Uni-President Enterprises Corp.	53,700	70,308
United Microelectronics Corp.	280,000	104,742

Total Taiwan		8,088,808
Thailand – 4.1%
Advanced Info Service PCL	133,500	549,719
Bangkok Bank PCL	30,800	139,707
Bank of Ayudhya PCL NVDR	77,800	50,056
Banpu PCL	4,600	77,542
Charoen Pokphand Foods PCL	180,600	155,414
CP ALL PCL	92,300	$142,525
Indorama Ventures PCL	47,226	41,780
Kasikornbank PCL NVDR	28,500	107,270
Krung Thai Bank PCL	201,600	99,876
PTT Chemical PCL	20,400	64,970
PTT Exploration & Production PCL	64,500	289,456
PTT PCL	54,400	455,011
Siam Cement PCL NVDR	28,471	239,968
Siam Commercial Bank PCL	59,900	204,259
Thai Oil PCL	36,500	59,591

Total Thailand		2,677,144
TOTAL COMMON STOCKS (Cost: $72,150,537)		64,253,104
EXCHANGE-TRADED FUNDS – 2.4%
United States – 2.4%
WisdomTree Global ex-U.S. Real Estate Fund(b)(c)	1,104	24,487
WisdomTree India Earnings Fund(b)(c)	85,951	1,560,010

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,968,644)		1,584,497
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $92,826)	92,826	92,826
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
MONEY MARKET FUND – 0.9%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(e)
(Cost: $559,314)(f)	559,314	559,314
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $74,771,321)(g)		66,489,741
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.6)%		(399,348)

NET ASSETS – 100.0%		$66,090,393
ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(e)	Interest rate shown reflects yield as of September 30, 2011.

(f)	At September 30, 2011, the total market value of the Fund’s securities on loan was $533,825 and the total market value of the collateral held by the Fund was $559,314.

(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	75

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.8%
Agriculture – 1.2%
GrainCorp Ltd.	81,189	$568,135
Banks – 10.3%
Australia & New Zealand Banking Group Ltd.	64,591	1,225,388
Commonwealth Bank of Australia	26,718	1,182,808
National Australia Bank Ltd.	51,613	1,122,139
Westpac Banking Corp.	70,543	1,394,526

Total Banks		4,924,861
Beverages – 5.3%
Coca-Cola Amatil Ltd.	79,404	920,671
Foster’s Group Ltd.	315,290	1,617,953

Total Beverages		2,538,624
Biotechnology – 1.0%
CSL Ltd.	16,020	462,113
Chemicals – 1.0%
Incitec Pivot Ltd.	147,118	467,558
Coal – 1.4%
New Hope Corp., Ltd.	81,550	427,203
Whitehaven Coal Ltd.	44,453	230,277

Total Coal		657,480
Commercial Services – 1.3%
Brambles Ltd.	102,039	641,641
Computers – 1.1%
Computershare Ltd.	71,451	518,741
Diversified Financial Services – 1.7%
Macquarie Group Ltd.	37,092	824,457
Electric – 1.9%
AGL Energy Ltd.	64,419	895,307
Engineering & Construction – 5.8%
Boart Longyear Ltd.	71,965	183,250
Leighton Holdings Ltd.	55,659	1,010,495
Transfield Services Ltd.	213,230	392,717
UGL Ltd.	65,760	731,155
WorleyParsons Ltd.	18,995	485,531

Total Engineering & Construction		2,803,148
Entertainment – 2.9%
TABCORP Holdings Ltd.	170,647	427,898
Tatts Group Ltd.	446,301	967,285

Total Entertainment		1,395,183
Food – 7.2%
Goodman Fielder Ltd.	2,265,465	1,056,867
Metcash Ltd.	377,435	1,507,668
Woolworths Ltd.	36,641	885,299

Total Food		3,449,834
Healthcare-Products – 0.7%
Cochlear Ltd.	7,692	346,805

Investments	Shares	Fair Value

Healthcare-Services – 4.7%
Primary Health Care Ltd.	242,815	$710,336
Ramsay Health Care Ltd.	31,854	588,219
Sonic Healthcare Ltd.	88,378	979,199

Total Healthcare-Services		2,277,754
Insurance – 7.1%
AMP Ltd.	190,116	729,857
Insurance Australia Group Ltd.	235,932	692,493
QBE Insurance Group Ltd.	89,893	1,125,287
Suncorp Group Ltd.	113,488	880,186

Total Insurance		3,427,823
Internet – 4.4%
carsales.com Ltd.(a)	170,972	789,297
Iress Market Technology Ltd.	93,079	633,245
REA Group Ltd.	29,742	336,469
Seek Ltd.	66,199	342,283

Total Internet		2,101,294
Iron/Steel – 0.1%
Fortescue Metals Group Ltd.	16,032	68,870
Leisure Time – 1.3%
Flight Centre Ltd.(a)	38,823	641,445
Lodging – 1.7%
Crown Ltd.	107,277	830,973
Media – 1.0%
Fairfax Media Ltd.(a)	589,271	472,488
Mining – 6.5%
Alumina Ltd.	267,308	384,499
BHP Billiton Ltd.	11,082	377,186
Iluka Resources Ltd.	7,304	88,805
Mineral Resources Ltd.	42,825	422,460
Newcrest Mining Ltd.	4,322	143,155
Orica Ltd.	29,875	681,754
OZ Minerals Ltd.	79,934	731,820
Rio Tinto Ltd.	4,458	267,763

Total Mining		3,097,442
Miscellaneous Manufacturing – 1.9%
Ansell Ltd.	36,457	462,749
Campbell Brothers Ltd.	11,165	452,172

Total Miscellaneous Manufacturing		914,921
Oil & Gas – 4.9%
Beach Energy Ltd.	364,197	385,820
Caltex Australia Ltd.	69,579	732,366
Origin Energy Ltd.	35,607	463,727
Santos Ltd.	37,342	412,648
Woodside Petroleum Ltd.	11,637	367,349

Total Oil & Gas		2,361,910
Packaging & Containers – 2.1%
Amcor Ltd.	146,988	990,004

See Notes to Financial Statements.

76	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2011

Investments	Shares	Fair Value

REITS – 0.1%
Westfield Retail Trust	15,002	$35,285
Retail – 12.9%
David Jones Ltd.(a)	399,245	1,171,840
Harvey Norman Holdings Ltd.(a)	460,442	966,608
JB Hi-Fi Ltd.(a)	69,837	1,031,694
Myer Holdings Ltd.(a)	634,465	1,257,939
Wesfarmers Ltd.	33,568	1,030,616
Wesfarmers Ltd. PPS	22,590	706,958

Total Retail		6,165,655
Telecommunications – 5.2%
Telstra Corp., Ltd.	682,534	2,056,401
TPG Telecom Ltd.	324,925	448,429

Total Telecommunications		2,504,830
Transportation – 2.1%
Asciano Ltd.	93,266	131,436
Toll Holdings Ltd.	204,013	874,416

Total Transportation		1,005,852
TOTAL COMMON STOCKS (Cost: $56,546,946)		47,390,433
RIGHTS – 0.1%
Food – 0.1%
Goodman Fielder Ltd., expiring 10/17/11* (Cost: $0)	943,943	45,871
TOTAL LONG-TERM INVESTMENTS (Cost: $56,546,946)		47,436,304
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $25,752)	25,752	25,752
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.8%
MONEY MARKET FUND – 10.8%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $5,175,680)(d)	5,175,680	5,175,680
TOTAL INVESTMENTS IN SECURITIES – 109.7% (Cost: $61,748,378)(e)		52,637,736
Liabilities in Excess of Foreign Currency and Other Assets – (9.7)%		(4,652,064)

NET ASSETS – 100.0%		$47,985,672

PPS – Price Protected Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(c)	Interest rate shown reflects yield as of September 30, 2011.

(d)	At September 30, 2011, the total market value of the Fund’s securities on loan was $4,862,575 and the total market value of the collateral held by the Fund was $5,175,680.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	77

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.5%
Australia – 11.7%
AMP Ltd.	69,719	$267,652
Australia & New Zealand Banking Group Ltd.	80,336	1,524,094
BHP Billiton Ltd.	40,166	1,367,088
Brambles Ltd.	33,151	208,460
Commonwealth Bank of Australia	45,794	2,027,303
CSL Ltd.	8,151	235,124
Macquarie Group Ltd.	10,563	234,787
National Australia Bank Ltd.	65,801	1,430,607
Newcrest Mining Ltd.	1,333	44,152
Origin Energy Ltd.	18,098	235,699
QBE Insurance Group Ltd.	40,281	504,241
Rio Tinto Ltd.	4,397	264,099
Telstra Corp., Ltd.	576,347	1,736,471
Wesfarmers Ltd.	27,145	833,415
Westpac Banking Corp.	102,557	2,027,393
Woodside Petroleum Ltd.	11,773	371,642
Woolworths Ltd.	28,981	700,223

Total Australia		14,012,450
Austria – 0.2%
Bank Austria Creditanstalt AG*†(a)	1,715	—
OMV AG	6,791	205,191

Total Austria		205,191
Belgium – 0.9%
Anheuser-Busch InBev N.V.	12,397	661,580
Belgacom S.A.	13,343	405,666

Total Belgium		1,067,246
Denmark – 0.3%
Novo Nordisk A/S Class B	3,594	360,301
Finland – 1.2%
Fortum Oyj	16,125	382,938
Nokia Oyj	131,525	749,632
Sampo Oyj Class A	12,247	311,054

Total Finland		1,443,624
France – 12.6%
Air Liquide S.A.	3,289	388,243
Alstom S.A.	4,289	143,144
AXA S.A.	38,163	506,913
BNP Paribas S.A.	17,398	701,454
Bouygues S.A.(b)	7,667	256,502
Carrefour S.A.	9,484	218,101
Christian Dior S.A.	2,522	286,097
Cie de Saint-Gobain	5,700	220,789
Cie Generale des Etablissements Michelin Class B	627	38,033
CNP Assurances	14,314	212,312
Credit Agricole S.A.	38,012	266,734
Danone	6,756	418,781
EDF S.A.	26,025	761,556
France Telecom S.A.	90,063	1,486,302
GDF Suez	49,150	1,479,796

Investments	Shares	Fair Value

Lafarge S.A.	5,107	$178,154
L’Oreal S.A.	5,136	505,659
LVMH Moet Hennessy Louis Vuitton S.A.	4,196	561,007
Natixis	72,931	233,082
Pernod-Ricard S.A.	2,494	196,857
PPR	2,077	271,481
Sanofi	22,708	1,503,563
Schneider Electric S.A.	7,154	389,412
Societe Generale S.A.	12,134	325,604
Total S.A.	49,595	2,211,511
Veolia Environnement S.A.	10,436	155,002
Vinci S.A.	9,465	411,708
Vivendi S.A.	33,069	680,394

Total France		15,008,191
Germany – 8.2%
Allianz SE	8,066	766,858
BASF SE	12,962	801,470
Bayer AG	8,938	497,073
Bayerische Motoren Werke AG	5,051	338,609
Daimler AG	15,913	718,016
Deutsche Bank AG	7,290	257,436
Deutsche Boerse AG*	3,849	194,949
Deutsche Post AG	26,910	347,512
Deutsche Telekom AG	105,636	1,251,634
E.ON AG	56,652	1,243,143
Linde AG	1,806	244,128
Metro AG	4,999	214,160
Muenchener Rueckversicherungs AG	4,209	528,297
RWE AG	17,901	665,773
SAP AG	8,743	449,454
Siemens AG	10,537	963,046
Volkswagen AG	2,329	291,202

Total Germany		9,772,760
Hong Kong – 5.4%
BOC Hong Kong Holdings Ltd.	176,000	377,559
Cheung Kong Holdings Ltd.	31,000	340,872
China Mobile Ltd.	312,919	3,099,143
CLP Holdings Ltd.	24,500	222,033
CNOOC Ltd.	429,529	717,284
Hang Seng Bank Ltd.	29,795	351,542
Hong Kong Exchanges and Clearing Ltd.	14,500	213,642
Hutchison Whampoa Ltd.	43,000	322,856
MTR Corp.	59,500	179,614
Power Assets Holdings Ltd.	24,500	188,359
Sun Hung Kai Properties Ltd.	28,442	330,464
Wharf Holdings Ltd.	32,000	159,902

Total Hong Kong		6,503,270
Ireland – 0.2%
CRH PLC	12,763	199,410
Italy – 3.6%
Assicurazioni Generali SpA	19,867	318,267
Atlantia SpA	15,231	221,112

See Notes to Financial Statements.

78	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2011

Investments	Shares	Fair Value

Enel SpA	182,361	$812,806
ENI SpA	92,957	1,648,804
Intesa Sanpaolo SpA	202,703	323,640
Saipem SpA	3,316	118,168
Snam Rete Gas SpA	86,985	403,809
Telecom Italia SpA	302,053	332,114
UniCredit SpA	150,948	162,528

Total Italy		4,341,248
Japan – 10.8%
Astellas Pharma, Inc.(b)	9,100	347,212
Canon, Inc.	17,600	810,586
Chubu Electric Power Co., Inc.(b)	12,900	244,678
Daiichi Sankyo Co., Ltd.	14,300	300,545
Denso Corp.	6,700	218,263
East Japan Railway Co.	4,800	293,306
FANUC Corp.	1,800	252,906
Hitachi Ltd.	9,000	45,420
Honda Motor Co., Ltd.	12,900	384,757
Japan Tobacco, Inc.	86	405,566
JX Holdings, Inc.	34,555	197,252
Kansai Electric Power Co., Inc. (The)(b)	14,900	260,576
KDDI Corp.	44	305,968
Mitsubishi Corp.	21,700	448,189
Mitsubishi UFJ Financial Group, Inc.	158,000	725,636
Mitsui & Co., Ltd.	26,300	386,925
Mitsui Fudosan Co., Ltd.	13,000	209,639
Mizuho Financial Group, Inc.(b)	396,498	586,414
MS&AD Insurance Group Holdings	11,200	246,435
Nintendo Co., Ltd.	2,600	383,186
Nippon Steel Corp.(b)	78,000	226,674
Nippon Telegraph & Telephone Corp.(b)	17,394	841,718
Nissan Motor Co., Ltd.	25,400	228,363
Nomura Holdings, Inc.	45,400	168,454
NTT DoCoMo, Inc.(b)	599	1,101,171
Seven & I Holdings Co., Ltd.	12,500	354,988
Shin-Etsu Chemical Co., Ltd.	5,600	278,256
Sumitomo Corp.(b)	18,600	233,345
Sumitomo Mitsui Financial Group, Inc.	23,300	666,837
Takeda Pharmaceutical Co., Ltd.(b)	15,500	740,010
Tokio Marine Holdings, Inc.	10,600	272,839
Toyota Motor Corp.	20,200	704,432

Total Japan		12,870,546
Netherlands – 1.8%
Akzo Nobel N.V.	3,699	165,390
ASML Holding N.V.	1,826	63,895
Heineken N.V.	5,146	231,573
Koninklijke KPN N.V.	44,742	594,361
Koninklijke Philips Electronics N.V.	17,987	327,004
Unilever N.V. CVA	24,508	781,121

Total Netherlands		2,163,344

Investments	Shares	Fair Value

Norway – 1.7%
DnB NOR ASA	33,377	$337,693
Statoil ASA	56,094	1,213,411
Telenor ASA	29,985	466,297

Total Norway		2,017,401
Portugal – 0.3%
EDP-Energias de Portugal S.A.	103,045	320,062
Singapore – 1.5%
DBS Group Holdings Ltd.	27,000	245,323
Keppel Corp., Ltd.	43,000	255,736
Oversea-Chinese Banking Corp., Ltd.	42,000	262,036
Singapore Airlines Ltd.	5,000	43,857
Singapore Telecommunications Ltd.	289,500	706,477
United Overseas Bank Ltd.	23,000	300,054

Total Singapore		1,813,483
Spain – 7.2%
ACS Actividades de Construccion y Servicios, S.A.(b)	8,068	287,832
Banco Bilbao Vizcaya Argentaria S.A.	68,948	571,697
Banco Santander S.A.	217,910	1,819,710
CaixaBank	89,132	396,914
Endesa S.A.	17,876	418,045
Gas Natural SDG S.A.(b)	22,552	386,698
Iberdrola S.A.	105,377	716,960
Inditex S.A.	6,447	556,710
Mapfre S.A.(b)	77,202	242,175
Repsol YPF S.A.	20,503	549,627
Telefonica S.A.	138,175	2,674,242

Total Spain		8,620,610
Sweden – 2.7%
Atlas Copco AB Class A	11,453	205,274
Hennes & Mauritz AB Class B	27,743	834,932
Nordea Bank AB	53,400	436,953
Sandvik AB	16,642	193,844
Skandinaviska Enskilda Banken AB Class A	28,276	153,891
Svenska Handelsbanken AB Class A	10,277	263,501
Telefonaktiebolaget LM Ericsson Class B	33,687	326,904
TeliaSonera AB	94,693	629,246
Volvo AB Class A	22,123	221,449

Total Sweden		3,265,994
Switzerland – 8.6%
ABB Ltd.	26,736	464,193
Credit Suisse Group AG	16,215	428,449
Holcim Ltd.	3,984	213,609
Nestle S.A.	44,398	2,448,904
Novartis AG	39,847	2,228,589
Roche Holding AG	3,074	518,820
Roche Holding AG - Genusschein	11,024	1,785,347
SGS S.A.	170	260,156
Swiss Re AG	8,554	400,436
Swisscom AG	1,142	466,205

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	79

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2011

Investments	Shares	Fair Value

Syngenta AG	1,011	$265,467
Zurich Financial Services AG	4,026	846,599

Total Switzerland		10,326,774
United Kingdom – 20.6%
Anglo American PLC	8,306	288,412
Antofagasta PLC	26,491	382,345
AstraZeneca PLC	28,706	1,282,518
Aviva PLC	69,845	332,289
BAE Systems PLC	67,347	280,433
Barclays PLC	103,843	261,010
BG Group PLC	16,586	320,775
BHP Billiton PLC	24,417	661,080
BP PLC	147,609	893,337
British American Tobacco PLC	35,336	1,501,941
British Sky Broadcasting Group PLC	20,786	215,006
BT Group PLC	112,165	303,507
Centrica PLC	88,430	410,100
Compass Group PLC	28,842	234,086
Diageo PLC	32,580	625,278
Eurasian Natural Resources Corp. PLC	19,163	172,097
Fresnillo PLC	4,091	101,075
GlaxoSmithKline PLC	105,183	2,184,175
HSBC Holdings PLC	252,067	1,951,177
Imperial Tobacco Group PLC	17,083	578,543
International Power PLC	50,137	239,621
National Grid PLC	63,056	627,190
Pearson PLC	14,561	258,361
Prudential PLC	39,371	341,927
Reckitt Benckiser Group PLC	10,573	539,083
Rio Tinto PLC	10,620	477,869
Royal Dutch Shell PLC Class A	68,903	2,146,742
Royal Dutch Shell PLC Class B	43,462	1,362,227
SABMiller PLC	15,385	505,099
Scottish & Southern Energy PLC	16,216	327,134
Standard Chartered PLC	25,526	511,768
Tesco PLC	108,686	639,996
Unilever PLC	20,636	649,686
Vodafone Group PLC	1,115,133	2,888,018
Xstrata PLC	11,848	151,493

Total United Kingdom		24,645,398
TOTAL COMMON STOCKS (Cost: $139,383,556)		118,957,303
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International MidCap Dividend Fund(c)
(Cost: $18,662)	437	18,690

RIGHTS – 0.0%
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/11*(b)	68,948	$10,176
CaixaBank, expiring 10/14/11*	89,132	7,295

TOTAL RIGHTS (Cost: $0)		17,471
TOTAL LONG-TERM INVESTMENTS (Cost: $139,402,218)		118,993,464
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $13,191)	13,191	13,191
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.3%
MONEY MARKET FUND – 4.3%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(e)
(Cost: $5,112,626)(f)	5,112,626	5,112,626
TOTAL INVESTMENTS IN SECURITIES – 103.8% (Cost: $144,528,035)(g)		124,119,281
Liabilities in Excess of Foreign Currency and Other Assets – (3.8)%		(4,520,624)

NET ASSETS – 100.0%		$119,598,657

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Escrow security – additional shares issued as a result of a corporate action.

(b)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(e)	Interest rate shown reflects yield as of September 30, 2011.

(f)	At September 30, 2011, the total market value of the Fund’s securities on loan was $4,846,751 and the total market value of the collateral held by the Fund was $5,112,626.

(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

80	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.4%
Australia – 16.9%
Amcor Ltd.	489,198	$3,294,880
BHP Billiton Ltd.	44,870	1,527,193
Brambles Ltd.	345,703	2,173,848
Coca-Cola Amatil Ltd.	247,602	2,870,889
CSL Ltd.	53,437	1,541,444
Foster’s Group Ltd.	981,145	5,034,877
Orica Ltd.	94,264	2,151,125
Origin Energy Ltd.	114,324	1,488,895
Santos Ltd.	118,060	1,304,623
Telstra Corp., Ltd.	2,277,101	6,860,658
Wesfarmers Ltd.	101,358	3,111,927
Woodside Petroleum Ltd.	41,775	1,318,725
Woolworths Ltd.	129,956	3,139,925

Total Australia		35,819,009
Austria – 0.7%
OMV AG	45,500	1,374,787
Belgium – 2.6%
Belgacom S.A.	146,244	4,446,246
Solvay S.A.	10,867	1,035,198

Total Belgium		5,481,444
Finland – 2.8%
Nokia Oyj	769,226	4,384,236
UPM-Kymmene Oyj	136,515	1,561,458

Total Finland		5,945,694
France – 11.8%
Accor S.A.	45,140	1,220,372
Bouygues S.A.(a)	64,538	2,159,138
Cap Gemini S.A.	22,503	757,977
Casino Guichard Perrachon S.A.	19,138	1,508,294
France Telecom S.A.	243,555	4,019,367
GDF Suez	107,158	3,226,287
Lafarge S.A.	36,549	1,274,983
Peugeot S.A.	51,717	1,121,668
Sanofi	34,745	2,300,567
Total S.A.(a)	59,612	2,658,183
Veolia Environnement S.A.	110,360	1,639,135
Vivendi S.A.	153,067	3,149,349

Total France		25,035,320
Germany – 6.8%
BASF SE	21,910	1,354,745
Daimler AG	31,319	1,413,156
Deutsche Post AG	158,478	2,046,563
Deutsche Telekom AG	253,706	3,006,049
E.ON AG	153,353	3,365,103
RWE AG	87,592	3,257,716

Total Germany		14,443,332
Hong Kong – 1.1%
Cathay Pacific Airways Ltd.	1,422,000	2,338,110

Ireland – 0.8%
CRH PLC	113,151	$1,767,882
Italy – 4.4%
Atlantia SpA	121,297	1,760,892
ENI SpA	147,411	2,614,670
Snam Rete Gas SpA	564,738	2,621,673
Terna Rete Elettrica Nazionale SpA	648,329	2,418,220

Total Italy		9,415,455
Japan – 9.9%
Astellas Pharma, Inc.(a)	56,900	2,171,029
Canon, Inc.	41,900	1,929,748
Daiichi Sankyo Co., Ltd.	106,900	2,246,731
Eisai Co., Ltd.(a)	65,300	2,647,412
Fujitsu Ltd.	221,000	1,057,979
Hoya Corp.	96,800	2,264,276
Kyocera Corp.	10,000	848,469
Murata Manufacturing Co., Ltd.	14,700	805,754
Nintendo Co., Ltd.	11,100	1,635,911
Sumitomo Metal Industries Ltd.	778,000	1,635,132
Takeda Pharmaceutical Co., Ltd.(a)	57,300	2,735,651
Tokyo Electron Ltd.(a)	21,700	1,002,231

Total Japan		20,980,323
Netherlands – 3.4%
Koninklijke KPN N.V.	299,510	3,978,743
Reed Elsevier N.V.	200,732	2,216,252
STMicroelectronics N.V.	148,515	978,670

Total Netherlands		7,173,665
Norway – 2.1%
Orkla ASA	306,366	2,350,841
Statoil ASA	100,455	2,173,017

Total Norway		4,523,858
Portugal – 3.2%
EDP-Energias de Portugal S.A.	1,012,060	3,143,495
Portugal Telecom, SGPS, S.A.	490,125	3,616,804

Total Portugal		6,760,299
Singapore – 1.0%
SembCorp Marine Ltd.(a)	882,000	2,199,754
Spain – 6.5%
ACS Actividades de Construccion y Servicios, S.A.(a)	75,432	2,691,097
Ferrovial S.A.	211,749	2,440,735
Gas Natural SDG S.A.(a)	164,069	2,813,279
Repsol YPF S.A.	69,435	1,861,356
Telefonica S.A.	209,809	4,060,649

Total Spain		13,867,116
Sweden – 2.4%
Hennes & Mauritz AB Class B	72,467	2,180,910
TeliaSonera AB	423,149	2,811,875

Total Sweden		4,992,785

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	81

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2011

Investments	Shares	Fair Value

Switzerland – 3.3%
Novartis AG	38,372	$2,146,094
Roche Holding AG – Genusschein	15,300	2,477,849
Swisscom AG	5,765	2,353,476

Total Switzerland		6,977,419
United Kingdom – 19.7%
Antofagasta PLC	159,178	2,297,419
AstraZeneca PLC	61,621	2,753,084
BAE Systems PLC	647,846	2,697,630
British American Tobacco PLC	67,359	2,863,065
Compass Group PLC	187,980	1,525,671
GlaxoSmithKline PLC	145,605	3,023,557
Imperial Tobacco Group PLC	69,411	2,350,712
J. Sainsbury PLC	481,163	2,059,779
Marks & Spencer Group PLC	407,852	1,998,817
National Grid PLC	305,051	3,034,206
Pearson PLC	104,504	1,854,250
Reed Elsevier PLC	251,510	1,937,070
Royal Dutch Shell PLC Class B	89,200	2,795,790
Scottish & Southern Energy PLC	139,633	2,816,887
Tesco PLC	328,869	1,936,540
Unilever PLC	74,952	2,359,724
Vodafone Group PLC	1,317,115	3,411,120

Total United Kingdom		41,715,321
TOTAL COMMON STOCKS (Cost: $230,398,205)		210,811,573
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree International LargeCap Dividend Fund(b)
(Cost: $417,744)	10,858	412,496
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $16,319)	16,319	16,319
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.4%
MONEY MARKET FUND – 5.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $11,452,203)(e)	11,452,203	11,452,203
TOTAL INVESTMENTS IN SECURITIES – 105.0% (Cost: $242,284,471)(f)		222,692,591
Liabilities in Excess of Foreign Currency and Other Assets – (5.0)%		(10,593,587)

NET ASSETS – 100.0%		$212,099,004
(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $10,900,287 and the total market value of the collateral held by the Fund was $11,452,203.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

82	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.4%
Australia – 12.6%
AGL Energy Ltd.	44,594	$619,775
Alumina Ltd.	147,871	212,699
Amcor Ltd.	113,765	766,238
Bendigo and Adelaide Bank Ltd.	55,187	455,372
BlueScope Steel Ltd.	251,853	178,687
Boral Ltd.	46,940	159,674
Caltex Australia Ltd.	30,418	320,170
Campbell Brothers Ltd.	2,298	93,067
Coca-Cola Amatil Ltd.	71,551	829,618
Cochlear Ltd.	3,869	174,439
Computershare Ltd.	37,754	274,098
Crown Ltd.	82,429	638,499
Fairfax Media Ltd.(a)	209,429	167,924
Flight Centre Ltd.	9,145	151,096
Foster’s Group Ltd.	243,462	1,249,358
Harvey Norman Holdings Ltd.(a)	132,679	278,534
Incitec Pivot Ltd.	85,885	272,952
Insurance Australia Group Ltd.	176,234	517,271
Leighton Holdings Ltd.(a)	44,450	806,994
Lend Lease Group(b)	25,849	176,863
MacArthur Coal Ltd.	25,348	392,201
Metcash Ltd.	119,165	476,006
New Hope Corp., Ltd.	46,732	244,808
OneSteel Ltd.	220,834	266,140
Orica Ltd.	29,913	682,621
OZ Minerals Ltd.	38,212	349,842
Platinum Asset Management Ltd.(a)	92,373	342,949
Ramsay Health Care Ltd.	13,629	251,675
Seek Ltd.(a)	15,673	81,037
Sims Metal Management Ltd.	6,982	84,144
Sonic Healthcare Ltd.	43,321	479,982
Suncorp Group Ltd.	114,812	890,455
TABCORP Holdings Ltd.	222,629	558,243
Tatts Group Ltd.	177,794	385,340
Toll Holdings Ltd.	70,661	302,859
UGL Ltd.	20,856	231,888
Washington H. Soul Pattinson & Co., Ltd.	10,242	127,414
Wesfarmers Ltd. PPS	9,745	304,972
Westfield Retail Trust	31,018	72,954
Whitehaven Coal Ltd.	16,575	85,862
WorleyParsons Ltd.	14,533	371,478

Total Australia		15,326,198
Austria – 1.2%
Andritz AG	2,813	232,491
EVN AG(a)	13,503	195,935
Strabag SE	7,176	221,349
Telekom Austria AG	41,050	417,427
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,026	231,840
Voestalpine AG	7,172	211,169

Total Austria		1,510,211

Belgium – 1.9%
Ageas	192,422	$339,239
Bekaert S.A.(a)	3,395	140,615
Colruyt S.A.	7,748	324,911
Delhaize Group S.A.	5,498	323,910
Elia System Operator S.A./N.V.	4,113	167,649
Mobistar S.A.	6,455	371,976
UCB S.A.	8,832	380,145
Umicore S.A.	6,504	239,671

Total Belgium		2,288,116
Denmark – 0.5%
Coloplast A/S Class B	833	120,682
FLSmidth & Co. A/S	2,021	102,251
H. Lundbeck A/S	9,248	177,420
Novozymes A/S Class B	1,309	187,519
Pandora A/S(a)	6,428	43,231

Total Denmark		631,103
Finland – 2.3%
Elisa Oyj	12,579	259,403
Kemira Oyj	8,655	96,093
Kesko Oyj Class B	3,599	111,738
Konecranes Oyj	3,320	67,663
Metso Oyj	8,245	244,367
Nokian Renkaat Oyj	5,211	157,870
Orion Oyj Class B	8,106	164,660
Pohjola Bank PLC Class A	27,351	291,190
Rautaruukki Oyj	7,583	77,069
Sanoma Oyj(a)	25,160	298,751
Stora Enso Oyj Class R	32,099	190,443
UPM-Kymmene Oyj	37,953	434,106
Wartsila Oyj	12,876	309,408
YIT Oyj	5,919	89,978

Total Finland		2,792,739
France – 6.3%
Accor S.A.	12,905	348,890
Aeroports de Paris	3,955	300,609
Arkema S.A.	2,305	136,075
BioMerieux	902	79,269
Bourbon S.A.(a)	4,054	93,610
Bureau Veritas S.A.	4,043	293,791
Cap Gemini S.A.	6,902	232,483
CFAO S.A.	4,574	165,022
Dassault Systemes S.A.	2,716	193,973
Edenred	7,320	176,193
Eiffage S.A.	3,949	123,373
Eramet	262	36,699
Etablissements Maurel et Prom	2,677	44,214
Euler Hermes S.A.	959	58,210
Eutelsat Communications S.A.	10,965	444,295
ICADE	3,348	264,310
Imerys S.A.	2,727	138,175
Ipsen S.A.	4,156	126,131

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	83

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2011

Investments	Shares	Fair Value

Klepierre	10,818	$307,127
Lagardere SCA	8,525	211,774
Legrand S.A.	13,940	440,182
M6 – Metropole Television S.A.	13,787	225,861
Neopost S.A.	2,392	176,642
Nexity S.A.(a)	2,756	76,913
PagesJaunes Groupe(a)	26,176	104,132
Peugeot S.A.	13,884	301,124
Publicis Groupe S.A.	5,348	225,380
Remy Cointreau S.A.	2,218	154,300
Rexel S.A.	7,978	120,314
Sa des Ciments Vicat	2,469	162,138
SCOR SE	19,841	432,453
SEB S.A.	1,957	159,223
Societe BIC S.A.	3,323	285,208
Societe Television Francaise 1	13,577	170,869
Suez Environnement Co.	34,096	478,052
Thales S.A.	7,528	237,862
Zodiac Aerospace	2,477	192,591

Total France		7,717,467
Germany – 3.0%
Aixtron SE N.A.(a)	3,548	52,221
Aurubis AG	2,470	126,562
Axel Springer AG	7,222	251,207
Bilfinger Berger SE	3,290	250,550
Celesio AG	9,440	125,377
Deutsche Lufthansa AG	22,796	298,391
Fielmann AG	2,567	259,137
Fraport AG Frankfurt Airport Services Worldwide	3,600	214,675
GEA Group AG	8,113	192,287
Hamburger Hafen und Logistik AG	2,578	72,430
Hannover Rueckversicherung AG	13,109	598,707
Hochtief AG	3,996	252,577
Lanxess AG	1,159	56,354
MTU Aero Engines Holding AG	1,519	96,094
Rheinmetall AG	1,533	72,832
Rhoen Klinikum AG	4,785	97,681
SMA Solar Technology AG(a)	2,245	118,587
Suedzucker AG	6,882	197,506
Symrise AG	8,433	197,439
United Internet AG Registered Shares	9,430	161,063

Total Germany		3,691,677
Hong Kong – 3.8%
Bank of East Asia Ltd.(a)	98,000	304,017
Beijing Enterprises Holdings Ltd.	38,500	195,844
Cathay Pacific Airways Ltd.	325,000	534,378
China Agri-Industries Holdings Ltd.	86,000	54,684
China Merchants Holdings International Co., Ltd.	122,000	332,239
China Resources Enterprise Ltd.	64,000	215,396
China Resources Power Holdings Co., Ltd.	172,000	262,041
Citic Pacific Ltd.	145,000	207,495
Fosun International Ltd.	311,500	158,456

Guangdong Investment Ltd.(a)	426,808	$267,003
Hang Lung Group Ltd.	38,000	194,521
Hopewell Holdings Ltd.	61,662	177,824
Hysan Development Co., Ltd.	55,000	168,503
Lenovo Group Ltd.	272,000	184,833
New World Development Ltd.	178,482	173,329
PCCW Ltd.	595,000	223,180
Shanghai Industrial Holdings Ltd.	66,000	186,942
Shougang Fushan Resources Group Ltd.	326,000	110,555
Sino Land Co., Ltd.	248,000	331,952
Sino-Ocean Land Holdings Ltd.(a)	399,500	128,809
Television Broadcasts Ltd.	38,074	209,328

Total Hong Kong		4,621,329
Ireland – 0.5%
DCC PLC	6,917	174,288
Dragon Oil PLC	18,554	137,942
Kerry Group PLC Class A	4,243	149,152
Paddy Power PLC	2,444	126,246

Total Ireland		587,628
Italy – 4.5%
A2A SpA(a)	188,841	237,279
ACEA SpA	27,689	223,831
Autogrill SpA	15,260	155,195
Banca Monte dei Paschi di Siena SpA	416,086	233,968
Banca Popolare dell’Emilia Romagna SCRL(a)	12,673	124,635
Banca Popolare di Sondrio SCRL	20,936	153,651
Banco Popolare SCRL	83,369	139,820
Davide Campari-Milano SpA	13,387	98,518
Exor SpA	4,414	87,709
Finmeccanica SpA	51,168	358,707
Iren SpA	169,553	199,394
Mediaset SpA	200,521	637,623
Mediobanca SpA	43,537	345,516
Mediolanum SpA	43,733	161,361
Parmalat SpA	58,388	124,168
Pirelli & C SpA	27,854	200,686
Prysmian SpA	6,280	83,585
Societa Iniziative Autostradali e Servizi SpA	20,887	161,839
Telecom Italia SpA RSP	644,452	633,797
Terna Rete Elettrica Nazionale SpA	206,848	771,528
Tod’s SpA	930	79,484
Unione di Banche Italiane SCPA	59,441	223,465

Total Italy		5,435,759
Japan – 26.1%
Aeon Co., Ltd.	25,100	341,592
Aisin Seiki Co., Ltd.	7,100	240,044
Ajinomoto Co., Inc.	20,000	238,713
Amada Co., Ltd.	13,000	86,520
Asahi Group Holdings Ltd.	9,400	201,098
Asahi Kasei Corp.	42,000	255,553
Bank of Kyoto Ltd. (The)(a)	13,000	116,879
Bank of Yokohama Ltd. (The)	57,000	289,141

See Notes to Financial Statements.

84	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2011

Investments	Shares	Fair Value

Brother Industries Ltd.	10,100	$120,157
Chiba Bank Ltd. (The)	26,000	181,811
Chugai Pharmaceutical Co., Ltd.	21,800	373,044
Chugoku Bank Ltd. (The)	10,000	148,677
Chugoku Electric Power Co., Inc. (The)(a)	25,300	450,004
Cosmo Oil Co., Ltd.	61,000	153,529
Dai Nippon Printing Co., Ltd.(a)	39,000	408,822
Daicel Corp.	13,000	75,052
Daihatsu Motor Co., Ltd.(a)	19,000	347,314
Daikin Industries Ltd.	5,300	153,747
Dainippon Sumitomo Pharma Co., Ltd.	18,300	203,465
Daito Trust Construction Co., Ltd.	7,500	694,733
Daiwa House Industry Co., Ltd.	16,000	208,407
Daiwa Securities Group, Inc.	57,000	215,931
Denki Kagaku Kogyo K.K.	20,000	77,322
Eisai Co., Ltd.(a)	20,300	823,009
FamilyMart Co., Ltd.	4,700	180,976
Fuji Heavy Industries Ltd.	19,000	112,896
Fujitsu Ltd.	76,000	363,830
Fukuoka Financial Group, Inc.	39,000	165,451
Furukawa Electric Co., Ltd.	24,000	66,321
GS Yuasa Corp.(a)	13,000	61,391
Gunma Bank Ltd. (The)	22,000	123,871
Hachijuni Bank Ltd. (The)	19,000	117,579
Hankyu Hanshin Holdings, Inc.	36,000	155,060
Hirose Electric Co., Ltd.	1,600	150,285
Hiroshima Bank Ltd. (The)	22,000	109,886
Hisamitsu Pharmaceutical Co., Inc.(a)	2,900	139,958
Hitachi Chemical Co., Ltd.	7,900	131,906
Hitachi High-Technologies Corp.	4,100	83,351
Hitachi Metals Ltd.	7,000	81,733
Hokkaido Electric Power Co., Inc.	15,600	231,936
Hokuhoku Financial Group, Inc.	77,000	169,824
Hokuriku Electric Power Co.	10,800	201,904
Hoya Corp.	25,500	596,478
Ibiden Co., Ltd.	4,000	86,040
Idemitsu Kosan Co., Ltd.	1,400	127,504
Isetan Mitsukoshi Holdings Ltd.	8,500	87,007
Isuzu Motors Ltd.	24,000	104,619
Japan Petroleum Exploration Co.	2,000	73,819
Japan Steel Works Ltd. (The)	18,000	109,289
JGC Corp.	5,000	124,805
Joyo Bank Ltd. (The)	49,000	230,125
JS Group Corp.	10,700	303,037
JSR Corp.	10,100	176,370
JTEKT Corp.	5,800	70,506
Kajima Corp.(a)	52,000	173,378
Kaneka Corp.	24,000	137,000
Kansai Paint Co., Ltd.	9,000	87,104
Kawasaki Kisen Kaisha Ltd.(a)	45,000	95,161
Keikyu Corp.	13,000	120,758
Keio Corp.	24,000	173,119
Kintetsu Corp.(a)	56,000	212,143

Kobe Steel Ltd.	89,000	$151,258
Konami Corp.(a)	6,200	210,662
Konica Minolta Holdings, Inc.	18,500	128,406
Kuraray Co., Ltd.	17,000	234,886
Kurita Water Industries Ltd.(a)	4,100	116,117
Kyowa Hakko Kirin Co., Ltd.(a)	21,000	236,482
Kyushu Electric Power Co., Inc.	37,100	603,092
Lawson, Inc.	7,500	426,181
Makita Corp.	5,600	202,771
Maruichi Steel Tube Ltd.	4,000	95,330
Mazda Motor Corp.*	45,000	92,242
MEIJI Holdings Co., Ltd.	3,100	148,203
Mitsubishi Chemical Holdings Corp.	44,000	301,972
Mitsubishi Tanabe Pharma Corp.	20,500	383,245
Mitsui Chemicals, Inc.	37,000	125,285
Mitsui O.S.K. Lines Ltd.	49,000	190,711
Namco Bandai Holdings, Inc.	15,700	214,072
NGK Insulators Ltd.	8,000	122,574
NGK Spark Plug Co., Ltd.	9,000	123,417
NHK Spring Co., Ltd.	9,000	80,916
Nikon Corp.(a)	5,400	129,115
Nippon Electric Glass Co., Ltd.	10,000	92,372
Nippon Express Co., Ltd.	48,000	206,746
Nippon Paper Group, Inc.	8,400	225,366
Nippon Sheet Glass Co., Ltd.	30,000	68,111
Nippon Yusen K.K.(a)	93,000	254,580
Nisshin Seifun Group, Inc.	10,000	131,941
Nissin Foods Holdings Co., Ltd.(a)	4,800	194,292
Nitto Denko Corp.	5,600	224,494
NKSJ Holdings, Inc.	26,728	598,849
Nomura Real Estate Holdings, Inc.	7,000	107,252
Nomura Research Institute Ltd.	10,700	246,400
NSK Ltd.	8,000	59,782
NTN Corp.	20,000	95,485
Obayashi Corp.	36,000	180,747
Odakyu Electric Railway Co., Ltd.(a)	13,000	124,468
OJI Paper Co., Ltd.(a)	29,000	160,651
Olympus Corp.	4,700	147,378
Oracle Corp.	9,168	325,542
Oriental Land Co., Ltd.(a)	2,200	236,040
ORIX Corp.	1,770	140,994
Osaka Gas Co., Ltd.	87,000	363,441
Resona Holdings, Inc.	140,000	675,662
Ricoh Co., Ltd.(a)	45,000	381,811
Sankyo Co., Ltd.	6,000	327,322
Secom Co., Ltd.	7,700	374,611
Sega Sammy Holdings, Inc.	12,500	295,959
Seiko Epson Corp.(a)	5,600	71,925
Sekisui Chemical Co., Ltd.	13,000	110,470
Sekisui House Ltd.	21,000	200,246
Sharp Corp.(a)	38,000	323,404
Shikoku Electric Power Co., Inc.(a)	13,800	382,776
Shimamura Co., Ltd.	1,100	116,450

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	85

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2011

Investments	Shares	Fair Value

Shimizu Corp.(a)	37,000	$165,127
Shionogi & Co., Ltd.	14,400	215,402
Shiseido Co., Ltd.	21,100	412,529
Shizuoka Bank Ltd. (The)	15,000	158,601
Showa Denko K.K.	51,000	101,894
Showa Shell Sekiyu K.K.	15,200	109,839
Sojitz Corp.	54,100	100,367
Sony Financial Holdings, Inc.	10,488	162,463
Stanley Electric Co., Ltd.	5,800	89,017
Sumitomo Chemical Co., Ltd.(a)	58,000	226,492
Sumitomo Electric Industries Ltd.	18,600	221,279
Sumitomo Metal Industries Ltd.	237,000	498,106
Sumitomo Metal Mining Co., Ltd.	24,000	322,885
Sumitomo Realty & Development Co., Ltd.	8,000	156,409
Sumitomo Rubber Industries Ltd.	7,400	95,812
T&D Holdings, Inc.	26,700	255,292
Taisei Corp.	51,000	142,255
Taiyo Nippon Sanso Corp.	13,000	91,411
TDK Corp.(a)	4,300	152,464
Tobu Railway Co., Ltd.	35,000	166,191
Toho Co., Ltd.	7,300	128,707
Toho Gas Co., Ltd.	21,000	138,947
Tohoku Electric Power Co., Inc.(a)	51,600	722,989
Tokyo Broadcasting System Holdings, Inc.	7,200	89,486
Tokyo Electron Ltd.(a)	7,000	323,300
Tokyo Gas Co., Ltd.	96,000	449,611
Tokyu Corp.	33,000	166,969
Tokyu Land Corp.	21,000	76,557
TonenGeneral Sekiyu K.K.	40,104	464,619
Toppan Printing Co., Ltd.(a)	25,000	184,548
TOTO Ltd.	10,000	89,777
Toyo Suisan Kaisha Ltd.	4,000	110,171
Toyoda Gosei Co., Ltd.	4,000	76,907
Toyota Industries Corp.	8,600	254,385
Toyota Tsusho Corp.	9,000	156,578
Trend Micro, Inc.	5,700	180,436
Ube Industries Ltd.	31,000	104,567
USS Co., Ltd.	1,660	142,138
Yamato Holdings Co., Ltd.	12,700	233,800

Total Japan		31,841,815
Netherlands – 2.3%
Delta Lloyd N.V.	14,713	235,898
Fugro N.V. CVA	4,568	233,204
Gemalto N.V.	1,958	94,009
Imtech N.V.	2,370	67,603
Koninklijke Boskalis Westminster N.V.	6,368	198,519
Koninklijke Vopak N.V.	4,086	197,441
Nutreco N.V.	1,142	72,045
PostNL N.V.	49,758	220,977
Randstad Holding N.V.	8,121	263,355
Reed Elsevier N.V.	54,461	601,296
SBM Offshore N.V.	4,821	85,188
STMicroelectronics N.V.	44,942	296,067

Wolters Kluwer N.V.	13,964	$229,041

Total Netherlands		2,794,643
New Zealand – 0.5%
Auckland International Airport Ltd.	78,321	137,698
Fletcher Building Ltd.	22,456	133,032
Telecom Corp. of New Zealand Ltd.	188,804	381,009

Total New Zealand		651,739
Norway – 2.1%
Aker Solutions ASA	14,143	136,949
Fred Olsen Energy ASA	12,571	362,077
Gjensidige Forsikring ASA	47,967	499,197
Kongsberg Gruppen AS	4,766	83,208
Marine Harvest ASA	1,143,479	502,110
Orkla ASA	91,224	699,990
Schibsted ASA	4,286	92,714
Storebrand ASA	17,297	88,267
TGS Nopec Geophysical Co. ASA	5,238	98,408

Total Norway		2,562,920
Portugal – 1.6%
Banco Espirito Santo S.A.(a)	102,791	275,829
Brisa Auto-Estradas de Portugal S.A.	82,934	295,763
Cimpor Cimentos de Portugal, SGPS, S.A.	64,505	434,463
Portugal Telecom, SGPS, S.A.	135,526	1,000,094

Total Portugal		2,006,149
Singapore – 3.8%
City Developments Ltd.	25,000	183,984
ComfortDelGro Corp., Ltd.	166,000	166,879
Cosco Corp. Singapore Ltd.(a)	71,000	50,672
Fraser and Neave Ltd.	79,402	352,803
Keppel Land Ltd.	112,000	222,608
Neptune Orient Lines Ltd.	126,000	105,878
Sakari Resources Ltd.	50,000	76,740
SATS Ltd.	97,000	163,763
SembCorp Industries Ltd.	116,000	304,443
SembCorp Marine Ltd.(a)	204,360	509,685
SIA Engineering Co., Ltd.	81,536	237,769
Singapore Exchange Ltd.	75,000	381,590
Singapore Press Holdings Ltd.	203,148	586,169
Singapore Technologies Engineering Ltd.	233,000	502,440
SMRT Corp., Ltd.	126,000	168,728
StarHub Ltd.	197,594	433,673
Yangzijiang Shipbuilding Holdings Ltd.	207,000	141,378

Total Singapore		4,589,202
Spain – 4.3%
Acciona S.A.(a)	4,440	379,172
Acerinox S.A.(a)	22,327	253,818
Banco de Sabadell S.A.	144,265	519,710
Banco Espanol de Credito S.A.(a)	77,573	468,150
Banco Popular Espanol S.A.(a)	85,711	400,195
Bolsas y Mercados Espanoles S.A.(a)	8,508	229,331
Ebro Foods S.A.	7,593	130,859

See Notes to Financial Statements.

86	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2011

Investments	Shares	Fair Value

Enagas S.A.	19,568	$362,573
Ferrovial S.A.	56,650	652,979
Grupo Catalana Occidente S.A.	11,273	187,247
Indra Sistemas S.A.	13,808	200,824
Mediaset Espana Comunicacion S.A.	45,538	262,112
Obrascon Huarte Lain S.A.	5,139	128,178
Prosegur Cia de Seguridad, S.A.	3,326	142,889
Red Electrica Corp. S.A.	8,555	392,786
Sacyr Vallehermoso, S.A.	13,118	74,432
Tecnicas Reunidas S.A.	5,077	164,097
Zardoya Otis S.A.	26,723	342,767

Total Spain		5,292,119
Sweden – 5.1%
Alfa Laval AB	19,676	312,836
Assa Abloy AB Class B	15,553	323,143
Atlas Copco AB Class B	23,642	374,516
Boliden AB	23,992	250,986
Castellum AB	8,906	109,377
Electrolux AB Series B	19,518	289,010
Getinge AB Class B	7,773	170,779
Hakon Invest AB	18,511	259,276
Husqvarna AB Class B	26,344	107,437
Kinnevik Investment AB Class B	14,582	272,184
Lundbergforetagen AB Class B	6,208	175,352
Meda AB Class A	25,278	232,788
Modern Times Group AB Class B	1,985	80,201
Peab AB	29,639	145,645
Ratos AB Class B	26,735	310,238
Saab AB Class B	4,042	73,093
Scania AB Class B	38,462	555,801
Securitas AB Class B	17,881	131,474
Skanska AB Class B	31,536	440,334
SSAB AB Class A	8,982	67,350
Svenska Cellulosa AB Class B	32,090	394,105
Swedish Match AB	14,106	468,269
Tele2 AB Class B	30,366	557,961
Trelleborg AB Class B	9,576	62,602

Total Sweden		6,164,757
Switzerland – 2.6%
Actelion Ltd.	2,778	92,671
Baloise Holding AG	4,031	297,344
Bank Sarasin & Cie AG Class B	1,779	54,547
BKW FMB Energie AG	3,400	160,211
GAM Holding AG	10,362	130,623
Geberit AG	2,384	442,784
Givaudan S.A.	170	133,073
Julius Baer Group Ltd.	7,282	246,127
Lonza Group AG	2,294	138,908
Partners Group Holding AG	2,138	353,077
Schindler Holding AG	2,041	224,144
Schindler Holding AG Participating Shares	2,684	286,780
Sonova Holding AG	1,371	124,904

Sulzer AG	1,675	$173,899
Swiss Prime Site AG*	2,599	209,454
Vontobel Holding AG	3,176	80,423

Total Switzerland		3,148,969
United Kingdom – 14.4%
Aberdeen Asset Management PLC	104,163	280,881
Admiral Group PLC	21,436	421,754
Aegis Group PLC	42,678	82,772
Aggreko PLC	3,107	78,845
AMEC PLC	14,856	188,728
Amlin PLC	56,316	248,975
Ashmore Group PLC	61,374	310,249
Babcock International Group PLC	8,766	89,991
Balfour Beatty PLC	52,250	208,046
British Land Co. PLC	72,252	535,758
Bunzl PLC	15,143	181,405
Burberry Group PLC	13,159	240,659
Capita Group PLC (The)	25,592	281,662
Carillion PLC	35,966	187,469
Carnival PLC	7,312	229,521
Cobham PLC	60,310	164,226
Croda International PLC	2,538	65,236
Daily Mail & General Trust PLC Class A	28,619	161,880
Drax Group PLC	43,904	328,221
G4S PLC	82,733	344,113
GKN PLC	58,202	159,483
Halma PLC	14,205	69,838
Hammerson PLC	35,958	211,850
Hargreaves Lansdown PLC	18,840	132,070
Hays PLC	119,107	128,490
Home Retail Group PLC	123,126	215,590
ICAP PLC	36,807	236,462
IG Group Holdings PLC	33,674	234,537
IMI PLC	16,206	179,244
Inchcape PLC	12,631	54,976
Inmarsat PLC	27,573	211,158
Intercontinental Hotels Group PLC	9,514	155,768
Invensys PLC	18,227	64,028
Investec PLC(a)	36,244	197,387
J. Sainsbury PLC	143,319	613,525
Jardine Lloyd Thompson Group PLC	12,984	127,932
John Wood Group PLC	6,435	53,129
Johnson Matthey PLC	8,404	207,766
Kingfisher PLC	95,393	369,279
Legal & General Group PLC	465,518	700,890
Logica PLC	103,134	127,003
London Stock Exchange Group PLC	16,553	210,158
Man Group PLC	285,894	750,441
Marks & Spencer Group PLC	110,793	542,979
Meggitt PLC	31,804	165,924
Melrose PLC	17,251	78,202
Millennium & Copthorne Hotels PLC	13,620	85,230
Mondi PLC	13,431	99,111

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	87

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2011

Investments	Shares	Fair Value

Next PLC	9,970	$393,252
Northumbrian Water Group PLC	37,498	270,751
Pennon Group PLC	18,352	193,117
Reed Elsevier PLC	82,325	634,048
Rexam PLC	49,062	237,541
Rotork PLC	3,935	95,198
RSA Insurance Group PLC	363,614	629,879
Sage Group PLC (The)	76,205	304,378
Segro PLC	69,252	237,553
Serco Group PLC	11,390	90,580
Severn Trent PLC	18,918	454,140
Smith & Nephew PLC	27,174	246,370
Smiths Group PLC	16,204	252,300
Stagecoach Group PLC	22,077	84,431
Standard Life PLC	238,466	742,965
Tate & Lyle PLC	31,157	303,838
TUI Travel PLC	100,874	234,612
United Utilities Group PLC	61,172	594,633
Vedanta Resources PLC(a)	6,520	111,827
Weir Group PLC (The)	3,580	86,387
Whitbread PLC	6,521	160,909
William Hill PLC	60,991	214,917

Total United Kingdom		17,586,467
TOTAL COMMON STOCKS (Cost: $133,126,173)		121,241,007
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Australia Dividend Fund(c)	186	8,758
WisdomTree Japan Hedged Equity Fund(c)	282	9,171

TOTAL EXCHANGE-TRADED FUNDS (Cost: $18,794)		17,929
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $146,074)	146,074	146,074
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.1%
MONEY MARKET FUND – 10.1%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(e)
(Cost: $12,274,640)(f)	12,274,640	12,274,640
TOTAL INVESTMENTS IN SECURITIES – 109.6% (Cost: $145,565,681)(g)		133,679,650
Liabilities in Excess of Foreign Currency and Other Assets – (9.6)%		(11,710,423)

NET ASSETS – 100.0%		$121,969,227
PPS – Price Protected Shares

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(e)	Interest rate shown reflects yield as of September 30, 2011.

(f)	At September 30, 2011, the total market value of the Fund’s securities on loan was $11,624,677 and the total market value of the collateral held by the Fund was $12,274,640.

(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

88	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.0%
Australia – 15.6%
Adelaide Brighton Ltd.	668,829	$1,716,093
Aditya Birla Minerals Ltd.	340,560	287,962
Amalgamated Holdings Ltd.	120,060	665,112
Ansell Ltd.	47,947	608,592
APN News & Media Ltd.(a)	1,106,007	902,940
ARB Corp., Ltd.	83,162	654,684
Aristocrat Leisure Ltd.(a)	219,625	448,253
ASG Group Ltd.(a)	355,092	286,445
Ausdrill Ltd.	324,003	853,375
Austal Ltd.(a)	204,646	437,570
Australian Pharmaceutical Industries Ltd.	999,625	218,596
Automotive Holdings Group	405,287	756,285
Bank of Queensland Ltd.(a)	231,699	1,619,104
Beach Energy Ltd.	397,798	421,416
Billabong International Ltd.(a)	242,231	781,609
Boart Longyear Ltd.	105,720	269,203
Bradken Ltd.	119,267	765,043
Brickworks Ltd.	49,720	456,651
BT Investment Management Ltd.	124,740	240,045
Cardno Ltd.	173,019	781,931
carsales.com Ltd.(a)	174,028	803,405
Challenger Infrastructure Fund Class A(b)	909,431	897,135
Consolidated Media Holdings Ltd.	742,281	1,731,416
Count Financial Ltd.	578,342	770,064
CSG Ltd.(a)	411,982	428,434
CSR Ltd.	931,331	2,109,025
Customers Ltd.	524,316	417,858
David Jones Ltd.(a)	683,472	2,006,086
DuluxGroup Ltd.	156,028	382,142
DWS Advanced Business Solutions Ltd.	364,607	428,778
Emeco Holdings Ltd.	429,584	409,163
Envestra Ltd.(b)	2,834,123	1,831,733
Fleetwood Corp., Ltd.	88,923	979,187
Goodman Fielder Ltd.	2,593,618	1,209,955
GrainCorp Ltd.	104,962	734,491
GUD Holdings Ltd.	112,348	778,532
GWA Group Ltd.(a)	335,215	651,591
Hills Holdings Ltd.(a)	170,232	167,103
iiNET Ltd.	115,436	244,579
IMF Australia Ltd.	245,034	333,408
Invocare Ltd.	105,479	707,354
IOOF Holdings Ltd.	268,317	1,418,629
Iress Market Technology Ltd.	109,179	742,778
JB Hi-Fi Ltd.(a)	93,082	1,375,090
Kingsgate Consolidated Ltd.(a)	75,568	527,332
Medusa Mining Ltd.	35,591	235,564
Mermaid Marine Australia Ltd.(a)	114,291	353,233
Mincor Resources NL	519,928	351,196
Mineral Resources Ltd.	75,707	746,834
Monadelphous Group Ltd.	104,885	1,773,717
Mortgage Choice Ltd.	430,448	506,207

Myer Holdings Ltd.(a)	851,810	$1,688,864
Navitas Ltd.(a)	304,892	1,140,850
NIB Holdings Ltd.	721,556	957,248
NRW Holdings Ltd.	115,228	259,817
Oakton Ltd.	110,238	188,567
Pacific Brands Ltd.	791,659	515,507
Panoramic Resources Ltd.	291,838	337,529
Perpetual Ltd.(a)	63,107	1,278,195
Primary Health Care Ltd.	362,084	1,059,248
Prime AET&D Holdings*†	124,997	—
Programmed Maintenance Services Ltd.	151,731	299,359
Reject Shop Ltd. (The)(a)	30,930	285,578
Retail Food Group Ltd.	156,820	345,979
Ridley Corp., Ltd.	436,461	449,648
SAI Global Ltd.	187,607	864,269
Salmat Ltd.(a)	216,204	544,234
Sedgman Ltd.	176,834	323,966
Select Harvests Ltd.(a)	133,882	180,867
Servcorp Ltd.	123,781	329,630
Seven West Media Ltd.	286,916	733,385
SMS Management & Technology Ltd.	100,977	530,935
STW Communications Group Ltd.	543,379	475,299
Super Retail Group Ltd.	116,060	710,632
Technology One Ltd.	641,902	667,535
Ten Network Holdings Ltd.	1,088,753	936,471
TFS Corp., Ltd.	361,982	239,231
TPG Telecom Ltd.	341,548	471,370
Transfield Services Ltd.	346,440	638,056
Watpac Ltd.	389,609	479,006
Webjet Ltd.(a)	140,336	258,464
Western Areas NL(a)	70,174	294,633
WHK Group Ltd.	592,209	471,966
Wotif.com Holdings Ltd.(a)	175,959	678,928

Total Australia		57,858,194
Austria – 1.1%
Oesterreichische Post AG	58,767	1,684,187
Schoeller-Bleckmann Oilfield Equipment AG	16,284	1,130,865
Semperit AG Holding	29,594	1,191,585

Total Austria		4,006,637
Belgium – 1.0%
Cie Maritime Belge S.A.	20,108	471,591
Cofinimmo	4,901	580,895
EVS Broadcast Equipment S.A.	16,128	845,001
Exmar N.V.	39,501	220,474
Omega Pharma(a)	16,068	743,766
Tessenderlo Chemie N.V.	28,983	799,506

Total Belgium		3,661,233
Denmark – 0.4%
D/S Norden	22,166	615,089
East Asiatic Co., Ltd. A/S	7,885	161,365
NKT Holding A/S(a)	10,158	369,242
Royal UNIBREW A/S	4,582	234,631

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	89

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2011

Investments	Shares	Fair Value

Sydbank A/S	11,380	$203,035

Total Denmark		1,583,362
Finland – 1.6%
Alma Media Oyj	53,564	435,513
Amer Sports Oyj Class A	54,390	692,533
Citycon Oyj	213,165	732,169
Huhtamaki Oyj	84,816	895,587
Orion Oyj Class A	37,270	760,079
Raisio PLC Class V	83,242	268,046
Ramirent Oyj(a)	50,919	316,996
Tieto Oyj	67,266	855,126
Tikkurila Oyj(a)	20,363	349,436
Uponor Oyj	58,826	486,979

Total Finland		5,792,464
France – 1.4%
Havas S.A.	188,591	698,370
IPSOS(a)	23,900	776,814
Plastic Omnium S.A.	19,695	476,968
Rallye S.A.(a)	60,978	1,770,459
Rubis	4,118	210,065
Saft Groupe S.A.	10,250	277,799
Sequana(a)	30,110	185,793
Teleperformance S.A.	30,568	655,594

Total France		5,051,862
Germany – 2.7%
Bauer AG(a)	7,373	170,495
Bechtle AG	19,905	668,865
Carl Zeiss Meditec AG	34,080	610,888
Comdirect Bank AG	104,617	1,040,944
Douglas Holding AG	15,131	599,192
Drillisch AG	78,868	781,460
ElringKlinger AG	20,815	492,362
Freenet AG	35,934	424,416
Gerry Weber International AG	42,784	1,233,597
H&R AG	24,096	480,095
Indus Holding AG	38,591	978,596
Kontron AG	42,466	310,409
Pfeiffer Vacuum Technology AG	3,222	286,093
Solarworld AG(a)	35,387	148,609
Vossloh AG	5,031	499,844
Wincor Nixdorf AG	15,413	698,971
Wirecard AG	37,633	581,670

Total Germany		10,006,506
Hong Kong – 1.7%
China Everbright International Ltd.(a)	728,000	172,070
China Power International Development Ltd.(a)	2,696,000	491,772
China South City Holdings Ltd.(a)	2,570,000	323,530
China Travel International Investment Hong Kong	1,554,000	205,610
Citic Telecom International Holdings Ltd.	1,924,000	378,139
CPMC Holdings Ltd.	537,079	189,726
Dah Chong Hong Holdings Ltd.	842,000	878,261
Dah Sing Banking Group Ltd.	379,200	342,923

Dah Sing Financial Holdings Ltd.	98,400	$275,554
Guotai Junan International Holdings Ltd.	884,320	180,618
Shenzhen Investment Ltd.	3,588,000	663,698
Shougang Concord International Enterprises Co., Ltd.	3,306,000	174,117
Shun Tak Holdings Ltd.	1,398,000	510,012
Sinotruk Hong Kong Ltd.(a)	1,369,500	774,052
Vitasoy International Holdings Ltd.	855,364	548,285
Welling Holding Ltd.	1,448,000	210,185

Total Hong Kong		6,318,552
Ireland – 0.6%
C&C Group PLC	140,463	533,340
FBD Holdings PLC	29,946	261,161
Glanbia PLC	114,911	686,084
Grafton Group PLC	80,078	286,329
Greencore Group PLC(a)	346,728	301,453
Kingspan Group PLC(a)	39,589	331,978

Total Ireland		2,400,345
Italy – 4.5%
Ansaldo STS SpA	53,919	541,488
Arnoldo Mondadori Editore SpA	270,142	577,382
Ascopiave SpA	126,864	251,916
Astaldi SpA	90,255	506,178
Azimut Holding SpA	76,550	535,618
Banca Generali SpA	112,195	1,068,778
Banca Popolare di Milano SCRL(a)	396,963	995,972
BasicNet SpA	75,038	190,886
Benetton Group SpA(a)	132,896	766,718
Brembo SpA	70,928	633,793
Cairo Communication SpA	110,044	386,833
CIR-Compagnie Industriali Riunite SpA	135,590	257,600
Credito Artigiano SpA	160,491	195,951
Credito Emiliano SpA	87,759	352,061
Danieli & C Officine Meccaniche SpA RSP	31,105	355,362
De’Longhi SpA	68,548	625,402
ERG SpA	88,634	993,579
Esprinet SpA	54,343	228,069
Fiat SpA RSP	89,858	346,256
Geox SpA(a)	224,901	826,191
Gruppo Editoriale L’Espresso SpA	228,662	369,075
Immobiliare Grande Distribuzione	387,427	574,911
IMMSI SpA	535,536	420,339
Indesit Co. SpA	62,635	394,135
Intesa Sanpaolo SpA RSP	99,948	130,480
Italcementi SpA(a)	54,365	329,696
MARR SpA	96,684	1,007,283
Piaggio & C. SpA	225,027	727,624
Recordati SpA	157,260	1,378,857
Societa Cattolica di Assicurazioni SCRL	35,969	779,875

Total Italy		16,748,308
Japan – 39.6%
77 Bank Ltd. (The)	126,000	577,037

See Notes to Financial Statements.

90	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2011

Investments	Shares	Fair Value

ADEKA Corp.	58,100	$629,392
Aeon Delight Co., Ltd.	14,800	320,078
Ai Holdings Corp.	61,400	258,090
Aica Kogyo Co., Ltd.	71,900	1,041,934
Aichi Steel Corp.	115,000	692,268
Air Water, Inc.(a)	75,000	936,040
Akebono Brake Industry Co., Ltd.(a)	67,600	353,435
Akita Bank Ltd. (The)	157,000	517,359
Alfresa Holdings Corp.	22,400	943,020
Alpen Co., Ltd.	19,300	360,310
Alpine Electronics, Inc.(a)	23,400	305,099
Alps Electric Co., Ltd.	64,400	502,133
Amano Corp.	77,000	698,275
Aomori Bank Ltd. (The)	102,000	355,968
Arcs Co., Ltd.(a)	16,700	335,820
Arnest One Corp.	42,100	439,680
ASKUL Corp.(a)	23,100	334,153
Atsugi Co., Ltd.	258,000	311,287
Avex Group Holdings, Inc.	45,200	555,324
Awa Bank Ltd. (The)	62,000	431,136
Axell Corp.(a)	16,300	379,375
Bank of Nagoya Ltd. (The)	133,000	467,605
Bank of Saga Ltd. (The)	161,000	444,901
Bank of the Ryukyus Ltd.	22,600	310,208
Bookoff Corp.	26,138	236,015
Canon Electronics, Inc.	22,300	635,324
Canon Marketing Japan, Inc.	57,400	705,957
Capcom Co., Ltd.	25,500	644,447
Casio Computer Co., Ltd.*(a)	107,100	687,785
Cawachi Ltd.	12,900	256,561
Central Glass Co., Ltd.	76,000	374,676
Century Tokyo Leasing Corp.	54,410	1,089,188
Chiyoda Co., Ltd.	56,300	952,455
Chudenko Corp.	24,200	317,099
Chukyo Bank Ltd. (The)	145,000	383,757
Citizen Holdings Co., Ltd.	99,700	505,743
Coca-Cola Central Japan Co., Ltd.	38,700	549,271
Coca-Cola West Co., Ltd.	50,100	965,861
COMSYS Holdings Corp.	74,200	742,193
Daihen Corp.	83,000	319,811
Daisan Bank Ltd. (The)	158,000	389,466
DCM Holdings Co., Ltd.	78,400	691,645
DIC Corp.	339,000	624,520
Disco Corp.	7,600	366,788
Doshisha Co., Ltd.	12,400	360,353
Doutor Nichires Holdings Co., Ltd.	17,700	225,039
Dowa Holdings Co., Ltd.	158,000	891,671
DTS Corp.	34,700	435,776
EDION Corp.(a)	54,900	464,385
Ehime Bank Ltd. (The)	176,000	545,719
Exedy Corp.	10,300	393,934
Ezaki Glico Co., Ltd.	56,000	723,612
Fancl Corp.	43,200	624,349

Foster Electric Co., Ltd.	16,700	$201,059
Fuji Electric Co., Ltd.(a)	173,000	455,618
Fuji Oil Co., Ltd.	38,900	646,988
Fuji Seal International, Inc.	15,100	298,356
Fuji Soft, Inc.	15,600	258,246
Fujikura Ltd.	87,000	290,075
Fujitec Co., Ltd.	64,000	348,729
Fukuyama Transporting Co., Ltd.(a)	152,000	930,773
Furukawa-Sky Aluminum Corp.	88,000	253,451
Futaba Corp.	19,600	406,596
Gurunavi, Inc.	30,048	384,761
H2O Retailing Corp.(a)	76,000	611,313
Hakuhodo DY Holdings, Inc.	7,180	422,435
Hanwa Co., Ltd.	100,000	456,668
Heiwa Real Estate Co., Ltd.	262,000	567,644
Heiwado Co., Ltd.	29,400	404,307
Higo Bank Ltd. (The)	67,000	406,798
Hitachi Capital Corp.	64,800	817,987
Hitachi Koki Co., Ltd.	50,000	378,179
Hitachi Kokusai Electric, Inc.	42,000	272,989
Hitachi Transport System Ltd.	39,900	745,407
Hitachi Zosen Corp.	259,000	389,777
Hogy Medical Co., Ltd.	6,800	316,269
Hokkoku Bank Ltd. (The)	90,000	338,609
Hokuetsu Bank Ltd. (The)	286,000	623,352
Hokuetsu Kishu Paper Co., Ltd.(a)	120,500	873,891
Hokuto Corp.	30,600	713,788
Hoshizaki Electric Co., Ltd.	19,200	473,025
House Foods Corp.(a)	49,600	961,370
Hyakujushi Bank Ltd. (The)	170,000	785,158
Iino Kaiun Kaisha Ltd.	61,100	326,585
Inaba Denki Sangyo Co., Ltd.	25,400	786,253
Inabata & Co., Ltd.	55,500	320,414
Ines Corp.	43,400	294,476
Ito En Ltd.	48,900	902,125
Itochu Enex Co., Ltd.	93,700	550,676
Itochu Techno-Solutions Corp.(a)	20,900	949,014
Iwatani Corp.	159,000	548,703
Izumi Co., Ltd.	45,000	704,658
J Front Retailing Co., Ltd.	194,000	933,757
Jaccs Co., Ltd.	100,000	329,528
Jafco Co., Ltd.	16,400	310,000
Japan Aviation Electronics Industry Ltd.(a)	41,000	278,192
Japan Vilene Co., Ltd.	75,000	354,177
Japan Wool Textile Co., Ltd. (The)	61,000	549,222
JFE Shoji Holdings, Inc.	118,000	526,622
J-Oil Mills, Inc.	126,000	398,858
Joshin Denki Co., Ltd.(a)	28,000	328,749
Juroku Bank Ltd. (The)	191,000	634,354
Kaga Electronics Co., Ltd.	20,200	217,514
Kagome Co., Ltd.(a)	21,600	429,030
Kagoshima Bank Ltd. (The)	79,000	579,074
Kaken Pharmaceutical Co., Ltd.	82,000	1,150,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	91

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2011

Investments	Shares	Fair Value

Kanto Auto Works Ltd.(a)	37,600	$327,317
Kappa Create Co., Ltd.	14,050	315,341
Kasumi Co., Ltd.	62,700	425,429
Keisei Electric Railway Co., Ltd.	76,000	520,602
Keiyo Bank Ltd. (The)	99,000	540,724
Keiyo Co., Ltd.(a)	54,300	343,073
Kewpie Corp.	73,600	1,074,209
Kikkoman Corp.	67,000	773,612
Kinki Sharyo Co., Ltd.	79,000	285,950
Kissei Pharmaceutical Co., Ltd.	20,100	442,002
Kiyo Holdings, Inc.	416,800	648,884
Kobayashi Pharmaceutical Co., Ltd.	7,800	421,977
Komeri Co., Ltd.	21,700	716,201
Komori Corp.	47,800	318,749
Kose Corp.	24,800	634,478
K’s Holdings Corp.	9,400	372,561
Kurabo Industries Ltd.	265,000	532,888
Kuroda Electric Co., Ltd.	30,600	367,216
KYORIN Holdings, Inc.	58,000	1,217,488
Kyoritsu Maintenance Co., Ltd.	17,900	300,036
Kyudenko Corp.	67,000	462,429
Lion Corp.(a)	158,000	957,265
Maeda Corp.	103,000	388,856
Maeda Road Construction Co., Ltd.	53,000	587,896
Mars Engineering Corp.	25,900	436,819
Maruha Nichiro Holdings, Inc.(a)	241,000	478,373
Marui Group Co., Ltd.	119,100	910,092
Maspro Denkoh Corp.(a)	38,542	529,527
Matsuda Sangyo Co., Ltd.	23,300	356,392
Matsumotokiyoshi Holdings Co., Ltd.(a)	26,000	533,627
Max Co., Ltd.	35,000	456,344
Medipal Holdings Corp.	97,300	993,450
Meitec Corp.	13,400	258,682
Michinoku Bank Ltd. (The)	195,000	427,543
Mikuni Coca-Cola Bottling Co., Ltd.	32,800	299,574
Mimasu Semiconductor Industry Co., Ltd.	27,000	255,708
Minebea Co., Ltd.(a)	113,000	385,560
Miraca Holdings, Inc.	12,800	567,929
Mitsubishi Logistics Corp.	49,000	535,898
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	316,000	537,052
Mitsui Home Co., Ltd.	73,000	382,615
Mitsui Mining & Smelting Co., Ltd.	150,000	393,098
Mitsui-Soko Co., Ltd.	97,000	378,788
Miura Co., Ltd.	29,500	874,131
Miyazaki Bank Ltd. (The)	135,000	322,263
Mochida Pharmaceutical Co., Ltd.	75,000	864,037
Monex Group, Inc.(a)	1,578	248,328
Morinaga & Co., Ltd.	154,000	387,597
Morinaga Milk Industry Co., Ltd.	129,000	575,714
Moshi Moshi Hotline, Inc.	65,100	641,034
Musashino Bank Ltd. (The)	18,500	669,629
Nagoya Railroad Co., Ltd.(a)	137,000	401,687
NEC Fielding Ltd.	24,000	307,317

NEC Networks & System Integration Corp.	27,600	$437,203
Nichii Gakkan Co.	31,600	359,128
Nichirei Corp.	165,000	768,487
Nidec Copal Corp.	29,500	342,916
Nidec Sankyo Corp.(a)	74,000	440,659
Nifco, Inc.	15,400	400,184
Nihon Dempa Kogyo Co., Ltd.	18,900	212,833
Nihon Kohden Corp.	14,500	394,104
Nihon Nohyaku Co., Ltd.	61,000	292,813
Nihon Unisys Ltd.	64,800	367,379
Nippo Corp.	47,000	415,854
Nippon Carbon Co., Ltd.	103,000	328,723
Nippon Denko Co., Ltd.	45,000	241,113
Nippon Kayaku Co., Ltd.	92,000	962,013
Nippon Konpo Unyu Soko Co., Ltd.	45,000	566,295
Nippon Paint Co., Ltd.(a)	66,000	536,871
Nippon Sharyo Ltd.	77,000	332,654
Nippon Shinyaku Co., Ltd.	24,000	311,053
Nippon Signal Co., Ltd.	44,500	351,589
Nippon Soda Co., Ltd.	72,000	330,669
Nippon Steel Trading Co., Ltd.	95,000	269,914
Nippon Suisan Kaisha Ltd.(a)	177,100	675,498
Nipro Corp.(a)	64,000	608,614
Nishimatsu Construction Co., Ltd.	205,000	324,468
Nishi-Nippon City Bank Ltd. (The)	258,000	803,321
Nishi-Nippon Railroad Co., Ltd.(a)	183,000	868,941
Nissan Chemical Industries Ltd.	72,200	684,720
Nissan Shatai Co., Ltd.(a)	49,000	404,307
Nisshin Oillio Group Ltd. (The)	99,000	477,789
Nisshin Steel Co., Ltd.	229,000	415,932
Nisshinbo Holdings, Inc.(a)	64,000	565,439
Nissin Corp.	102,000	256,720
Nissin Kogyo Co., Ltd.	21,400	322,610
Nitto Boseki Co., Ltd.(a)	137,000	424,792
NOF Corp.	125,000	660,029
NS Solutions Corp.	28,400	653,627
NS United Kaiun Kaisha Ltd.	132,000	193,513
Oita Bank Ltd. (The)	115,000	387,909
Okinawa Electric Power Co., Inc. (The)	8,500	382,654
Onward Holdings Co., Ltd.	108,000	864,504
Otsuka Corp.	12,800	890,088
Pacific Metals Co., Ltd.(a)	106,000	618,838
Paltac Corp.	17,368	325,143
PanaHome Corp.	85,000	584,458
Parco Co., Ltd.	41,700	327,844
Park24 Co., Ltd.	111,600	1,391,380
Pigeon Corp.	9,400	388,415
Plenus Co., Ltd.	43,400	709,445
Pola Orbis Holdings, Inc.	15,744	465,906
Rengo Co., Ltd.(a)	112,000	863,103
Resorttrust, Inc.	41,000	704,255
Round One Corp.(a)	52,000	381,162
Ryobi Ltd.	75,000	345,420

See Notes to Financial Statements.

92	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2011

Investments	Shares	Fair Value

Ryoden Trading Co., Ltd.	52,000	$317,748
Ryohin Keikaku Co., Ltd.	15,000	834,847
San-Ai Oil Co., Ltd.	63,000	308,952
San-In Godo Bank Ltd. (The)	69,000	536,209
Sanki Engineering Co., Ltd.	78,000	438,168
Sankyu, Inc.	163,000	776,090
Sanshin Electronics Co., Ltd.	28,300	247,827
Sanyo Chemical Industries Ltd.	84,000	656,046
Sanyo Special Steel Co., Ltd.	54,000	306,850
Sapporo Hokuyo Holdings, Inc.	75,200	269,268
Sapporo Holdings Ltd.	137,000	515,439
Sasebo Heavy Industries Co., Ltd.	212,000	352,050
SBI Holdings, Inc.	5,364	473,908
Scroll Corp.	93,780	316,331
SCSK Corp.(a)	27,900	450,280
Seino Holdings Corp.	76,000	625,117
Sekisui Plastics Co., Ltd.	77,000	339,647
Senko Co., Ltd.(a)	101,000	408,822
Senshu Ikeda Holdings, Inc.	457,100	759,066
Shiga Bank Ltd. (The)	77,000	535,444
Shikoku Bank Ltd. (The)	127,000	527,244
Shimachu Co., Ltd.	15,500	375,636
Shinko Electric Industries Co., Ltd.(a)	59,900	433,630
Shinko Plantech Co., Ltd.	34,700	329,083
Shinmaywa Industries Ltd.	137,000	515,439
Sinanen Co., Ltd.	106,000	495,070
SMK Corp.	79,000	297,224
Sotetsu Holdings, Inc.	191,000	641,788
Square Enix Holdings Co., Ltd.	46,600	848,207
Star Micronics Co., Ltd.	29,100	289,943
Sumitomo Bakelite Co., Ltd.	140,000	755,579
Sumitomo Osaka Cement Co., Ltd.	174,000	593,695
Sumitomo Warehouse Co., Ltd. (The)	106,000	493,695
Sundrug Co., Ltd.	12,400	392,045
Suruga Bank Ltd.	80,000	786,715
Suzuken Co., Ltd.	47,700	1,292,133
Taiheiyo Cement Corp.(a)	201,000	372,898
Taiyo Holdings Co., Ltd.(a)	30,600	857,102
Taiyo Yuden Co., Ltd.(a)	23,000	170,680
Takara Standard Co., Ltd.	75,000	627,595
Takashimaya Co., Ltd.	107,000	788,480
Tamron Co., Ltd.	11,800	376,902
Tochigi Bank Ltd. (The)	82,000	320,213
Toei Co., Ltd.	86,000	426,207
Toho Holdings Co., Ltd.	39,600	488,064
Tohoku Bank Ltd. (The)	218,462	376,952
Tokai Carbon Co., Ltd.	74,000	373,456
Tokai Rika Co., Ltd.	29,800	543,576
Tokai Rubber Industries Ltd.(a)	30,000	420,732
Tokuyama Corp.(a)	84,000	295,330
Tokyo Energy & Systems, Inc.	66,000	313,389
Tokyo Tatemono Co., Ltd.	234,000	722,522
TOMONY Holdings, Inc.	107,796	493,669

Toshiba Plant Systems & Services Corp.(a)	40,000	$400,104
Toshiba TEC Corp.	135,000	511,417
Touei Housing Corp.	24,400	255,143
Toyo Corp.	24,100	274,830
Toyo Ink SC Holdings Co., Ltd.	188,000	751,220
Toyo Tire & Rubber Co., Ltd.	119,000	301,051
Toyota Auto Body Co., Ltd.	47,100	743,041
TS Tech Co., Ltd.	21,900	325,034
Tsukuba Bank Ltd.	90,200	338,191
Tsumura & Co.	19,700	631,790
Uchida Yoko Co., Ltd.	104,000	280,644
Ulvac, Inc.	9,900	133,961
Union Tool Co.	11,000	193,656
UNY Co., Ltd.	79,600	749,735
Valor Co., Ltd.	41,700	721,148
Wacoal Holdings Corp.(a)	36,000	463,778
Xebio Co., Ltd.	20,200	518,627
Yamagata Bank Ltd. (The)	74,000	408,018
Yamaha Corp.	37,900	416,467
Yamatake Corp.	40,800	886,082
Yamato Kogyo Co., Ltd.	12,300	325,691
Yodogawa Steel Works Ltd.	85,000	395,887
Yokohama Rubber Co., Ltd. (The)	136,000	801,038

Total Japan		147,385,770
Netherlands – 1.6%
Arcadis N.V.(a)	40,147	742,263
ASM International N.V.	9,742	245,732
Beter Bed Holding N.V.	15,259	281,504
BinckBank N.V.	71,405	795,653
CSM	29,567	591,084
Exact Holding N.V.	33,968	799,839
Koninklijke BAM Groep N.V.	45,823	186,655
Mediq N.V.	30,968	472,836
Sligro Food Group N.V.	26,923	906,677
TKH Group N.V.	35,092	714,248
USG People N.V.	20,576	173,454

Total Netherlands		5,909,945
New Zealand – 2.7%
Air New Zealand Ltd.	1,175,137	979,119
Fisher & Paykel Healthcare Corp., Ltd.	366,787	709,341
Freightways Ltd.	290,931	711,640
Kathmandu Holdings Ltd.	171,595	288,518
Nuplex Industries Ltd.	128,608	279,195
Ryman Healthcare Ltd.	312,575	609,277
Sky City Entertainment Group Ltd.	581,899	1,490,092
Sky Network Television Ltd.	292,800	1,215,322
Tower Ltd.	528,603	561,649
Vector Ltd.	1,135,696	2,222,402
Vital Healthcare Property Trust	538,097	468,906
Warehouse Group Ltd. (The)	243,880	596,550

Total New Zealand		10,132,011

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	93

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2011

Investments	Shares	Fair Value

Norway – 1.7%
ABG Sundal Collier Holding ASA	855,514	$593,075
Aker ASA Class A	62,537	1,267,570
Atea ASA	105,666	849,503
Austevoll Seafood ASA	140,171	489,441
Sparebank 1 Nord Norge	39,502	228,763
SpareBank 1 SMN	69,798	467,222
SpareBank 1 SR Bank	72,566	503,055
Tomra Systems ASA	118,691	772,270
Veidekke ASA	183,296	1,120,819

Total Norway		6,291,718
Portugal – 0.8%
Semapa-Sociedade de Investimento e Gestao	58,135	408,719
Sonae(a)	1,659,556	1,168,979
Sonaecom – SGPS S.A.	298,463	451,705
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	300,663	918,137

Total Portugal		2,947,540
Singapore – 3.4%
Baker Technology Ltd.	1,087,518	216,986
China Aviation Oil Singapore Corp., Ltd.	494,000	339,291
Chip Eng Seng Corp., Ltd.	1,027,000	271,902
Cityspring Infrastructure Trust	1,645,649	492,520
CSE Global Ltd.	273,000	171,790
First Resources Ltd.(a)	448,000	424,587
Hi-P International Ltd.	789,000	320,904
Hong Leong Asia Ltd.	264,000	303,891
Hyflux Ltd.(a)	372,500	425,927
K-Green Trust(a)	465,000	319,373
M1 Ltd.	673,000	1,270,493
Mapletree Industrial Trust(a)	684,695	570,097
Midas Holdings Ltd.	406,000	116,837
Otto Marine Ltd.	1,642,721	170,184
Rotary Engineering Ltd.	584,000	262,175
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	665,868	439,449
SC Global Developments Ltd.	408,000	353,802
Singapore Post Ltd.	1,645,000	1,293,934
STX OSV Holdings Ltd.	339,612	244,981
Tat Hong Holdings Ltd.	471,000	249,398
Transpac Industrial Holdings Ltd.	502,739	619,213
United Engineers Ltd.	316,000	431,648
UOB-Kay Hian Holdings Ltd.	837,000	979,530
Venture Corp., Ltd.	263,000	1,348,200
Wing Tai Holdings Ltd.	749,000	701,236
Yanlord Land Group Ltd.	408,000	222,301
Yongnam Holdings Ltd.	1,108,506	199,907

Total Singapore		12,760,556
Spain – 1.5%
Almirall S.A.	143,776	1,020,464
Antena 3 de Television S.A.(a)	255,144	1,509,661
Banco Pastor S.A.(a)	108,440	418,295

Caja de Ahorros del Mediterraneo(a)	46,484	$107,896
Duro Felguera S.A.	196,947	1,241,946
Gamesa Corp. Tecnologica, S.A.	69,773	316,698
Grupo Empresarial Ence S.A.	151,863	395,284
Viscofan S.A.	19,734	715,676

Total Spain		5,725,920
Sweden – 4.3%
AarhusKarlshamn AB	21,250	505,864
Atrium Ljungberg AB Class B	20,330	195,361
Axfood AB	34,868	1,194,047
Axis Communications AB	47,976	794,571
Bilia AB Class A	35,083	452,061
Billerud AB	70,795	481,367
Fabege AB	189,062	1,439,670
Hoganas AB Class B	18,272	490,839
Holmen AB Class B	33,572	841,231
Husqvarna AB Class A	71,653	292,425
Intrum Justitia AB	79,713	983,617
JM AB	40,916	530,201
KappAhl AB(a)	136,173	275,590
Kungsleden AB	106,227	726,925
Lindab International AB	24,592	155,862
Loomis AB Class B	57,120	669,485
Mekonomen AB	31,565	985,803
MQ Holding AB	85,829	242,434
NCC AB Class B	67,539	1,111,195
Nibe Industrier AB Class B	19,834	286,614
ORC Group AB	21,560	146,282
Oresund Investment AB	34,403	439,542
SkiStar AB	31,963	432,800
SSAB AB Class B	25,516	171,266
Svenska Cellulosa AB Class A	52,843	639,745
Wihlborgs Fastigheter AB	109,939	1,396,607

Total Sweden		15,881,404
Switzerland – 0.3%
EFG International AG	39,855	296,181
Mobilezone Holding AG	84,265	855,360

Total Switzerland		1,151,541
United Kingdom – 12.5%
Ashtead Group PLC	283,910	588,226
BBA Aviation PLC	345,388	901,226
Bellway PLC	25,268	244,835
Bodycote PLC	147,127	566,798
Booker Group PLC	431,178	488,654
Brewin Dolphin Holdings PLC	309,879	576,379
Britvic PLC	138,178	678,049
Cable & Wireless Communications PLC(a)	4,697,232	2,725,712
Cable & Wireless Worldwide PLC	3,409,320	1,646,422
Chemring Group PLC	50,010	411,731
Chesnara PLC	166,006	536,604
Cineworld Group PLC	235,944	661,596
Close Brothers Group PLC	134,864	1,388,702

See Notes to Financial Statements.

94	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2011

Investments	Shares	Fair Value

Computacenter PLC	113,939	$656,018
CPP Group PLC	208,908	419,000
Cranswick PLC	29,183	287,770
De La Rue PLC	76,900	1,001,485
Debenhams PLC	327,540	287,521
Domino Printing Sciences PLC	76,334	549,379
DS Smith PLC	270,181	736,975
Dunelm Group PLC	96,076	707,926
Electrocomponents PLC	242,265	717,438
Elementis PLC	283,243	544,926
Euromoney Institutional Investor PLC	56,599	542,245
Fenner PLC	57,607	279,989
Fidessa Group PLC	21,069	515,294
Filtrona PLC	133,622	724,384
Game Group PLC	259,736	96,096
Greene King PLC	182,965	1,240,419
Halfords Group PLC	175,497	798,843
Hill & Smith Holdings PLC	87,656	337,621
Hunting PLC	84,895	790,852
Interserve PLC	208,809	979,101
ITE Group PLC	234,842	578,388
JD Wetherspoon PLC	58,989	358,107
Jupiter Fund Management PLC	101,590	312,557
Kcom Group PLC	192,993	211,804
Kesa Electricals PLC	403,555	526,815
Kier Group PLC	46,288	912,159
Ladbrokes PLC	651,681	1,209,090
Laird PLC	45,272	97,465
London & Stamford Property PLC	451,486	823,593
Marston’s PLC	426,464	617,841
Mears Group PLC	67,766	292,945
Moneysupermarket.com Group PLC	504,271	809,120
Morgan Crucible Co. PLC	186,011	709,642
Morgan Sindall Group PLC	80,931	690,887
N. Brown Group PLC	214,294	897,995
National Express Group PLC	166,802	605,437
Phoenix IT Group Ltd.	62,122	184,838
Premier Farnell PLC	285,233	686,499
Promethean World PLC	228,316	176,946
Provident Financial PLC(a)	151,285	2,366,144
Renishaw PLC(a)	13,391	212,777
Rightmove PLC	25,582	476,626
RPC Group PLC	124,460	653,388
RPS Group PLC	131,690	336,235
RSM Tenon Group PLC	675,319	231,443
Savills PLC	144,474	642,101
Shanks Group PLC	159,915	275,273
Smiths News PLC	319,400	425,415
Sportingbet PLC	487,296	352,986
Sthree PLC	121,972	433,978
Synergy Health PLC	42,214	563,571
Talktalk Telecom Group PLC	126,640	248,967
Telecom Plus PLC	84,955	954,192
Thomas Cook Group PLC	993,152	617,151

Investments	Shares	Fair Value

Tullett Prebon PLC	167,788	$886,340
Ultra Electronics Holdings PLC	26,049	610,716
Victrex PLC	30,784	524,152
WH Smith PLC	112,843	867,859
Wilmington Group PLC	159,413	227,225
WSP Group PLC	52,825	198,321

Total United Kingdom		46,435,204
TOTAL COMMON STOCKS (Cost: $372,674,946)		368,049,072
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	1,738	56,798
WisdomTree Japan SmallCap Dividend Fund(a)(c)	443	19,310

TOTAL EXCHANGE-TRADED FUNDS (Cost: $76,259)		76,108
RIGHTS – 0.0%
Australia – 0.0%
Goodman Fielder Ltd., expiring 10/17/11*
(Cost: $0)	1,080,674	52,515
TOTAL LONG-TERM INVESTMENTS (Cost: $372,751,205)		368,177,695
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.0%
MONEY MARKET FUND – 13.0%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $48,120,073)(e)	48,120,073	48,120,073
TOTAL INVESTMENTS IN SECURITIES – 112.0% (Cost: $420,871,278)(f)		416,297,768
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (12.0)%		(44,456,550)

NET ASSETS – 100.0%		$371,841,218

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated company (See Note 7).

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $45,232,548 and the total market value of the collateral held by the Fund was $48,120,073.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	95

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.4%
Argentina – 2.1%
Banco Macro S.A. ADR	159,200	$3,185,592
BBVA Banco Frances S.A. ADR	646,339	3,554,864
IRSA Inversiones y Representaciones S.A. ADR	112,700	980,490
Telecom Argentina S.A. ADR	114,535	2,133,787
YPF S.A. ADR	691,622	23,660,389

Total Argentina		33,515,122
Brazil – 19.0%
AES Tiete S.A.	611,692	6,979,468
Banco do Brasil S.A.	3,432,132	45,003,686
Banco Santander Brasil S.A.	5,038,600	37,811,555
BM&F Bovespa S.A.	2,607,200	12,177,467
CCR S.A.	574,200	14,993,387
Cia de Bebidas das Americas	1,904,400	47,018,802
Cia de Saneamento de Minas Gerais-COPASA*	245,300	3,893,084
Cia Energetica de Minas Gerais	614,005	7,376,329
Cia Siderurgica Nacional S.A.	1,797,400	14,292,053
Cielo S.A.	1,080,166	24,090,975
CPFL Energia S.A.	1,514,880	16,770,793
EDP – Energias do Brasil S.A.	225,300	4,551,515
Equatorial Energia S.A.	717,800	4,458,577
Eternit S.A.	121,400	538,248
Helbor Empreendimentos S.A.	171,280	1,679,351
JHSF Participacoes S.A.	1,538,483	3,389,843
Light S.A.	669,639	8,928,520
Natura Cosmeticos S.A.	308,600	5,319,973
Paranapanema S.A.	1,008,601	2,015,844
Redecard S.A.	1,525,500	20,800,218
Souza Cruz S.A.	1,972,000	19,897,945
Sul America S.A.	328,117	2,738,065

Total Brazil		304,725,698
Chile – 4.9%
AES Gener S.A.	9,759,100	4,813,974
Aguas Andinas S.A. Class A	7,312,076	3,829,560
Banco de Chile	117,662,849	13,713,378
Banco Santander Chile	232,891,282	16,665,758
Cia General de Electricidad S.A.	317,692	1,353,426
Corpbanca	428,789,578	5,373,436
Empresa Nacional de Electricidad S.A.	5,736,661	8,250,337
Enersis S.A.	31,352,260	10,787,849
ENTEL Chile S.A.	430,494	8,212,507
Inversiones Aguas Metropolitanas S.A.	1,275,594	1,742,518
Quinenco S.A.	1,696,523	3,848,228

Total Chile		78,590,971
China – 2.7%
Bank of China Ltd. Class H	96,331,000	30,317,088
Beijing Capital Land Ltd. Class H	1,696,000	305,007
China Molybdenum Co., Ltd. Class H(a)	9,686,000	4,105,951

Guangzhou R&F Properties Co., Ltd. Class H(a)	1,714,000	$1,281,413
Huaneng Power International, Inc. Class H	9,046,000	3,892,752
Jiangsu Expressway Co., Ltd. Class H	661,646	505,706
Weiqiao Textile Co., Ltd. Class H	903,500	437,547
Xiamen International Port Co., Ltd. Class H	1,818,000	240,539
Xinjiang Xinxin Mining Industry Co., Ltd. Class H	5,789,000	1,635,993
Zhejiang Expressway Co., Ltd. Class H	1,506,724	919,354

Total China		43,641,350
Czech Republic – 3.5%
CEZ AS(a)	714,917	27,555,546
Komercni Banka AS	40,847	7,619,183
Telefonica Czech Republic AS(a)	997,736	21,232,286

Total Czech Republic		56,407,015
Hungary – 0.3%
Magyar Telekom Telecommunications PLC	2,478,273	5,541,831
Indonesia – 1.9%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	25,088,409	2,568,779
International Nickel Indonesia Tbk PT	26,960,500	9,278,215
Perusahaan Gas Negara PT	24,053,000	7,319,883
Telekomunikasi Indonesia Tbk PT	14,159,000	12,242,139

Total Indonesia		31,409,016
Israel – 4.1%
Amot Investments Ltd.	951,333	2,348,623
Bank Leumi Le-Israel BM	2,451,095	7,781,876
Bezeq The Israeli Telecommunication Corp., Ltd.	8,204,888	15,734,504
British Israel Investments Ltd.	775,887	2,417,866
Cellcom Israel Ltd.	454,316	9,436,027
Clal Industries and Investments Ltd.	272,458	1,169,077
Clal Insurance Enterprise Holdings, Ltd.	92,113	1,349,617
Delek Automotive Systems Ltd.	6,816	49,797
Delek Group Ltd.	10,460	1,652,092
Discount Investment Corp.	250,434	2,032,421
First International Bank of Israel Ltd.	458,262	4,707,728
Harel Insurance Investments & Financial Services Ltd.	67,806	2,705,377
Ituran Location and Control Ltd.	6,669	78,653
Jerusalem Economy Ltd.	465,413	3,222,996
Mizrahi Tefahot Bank Ltd.	326,213	2,759,495
Osem Investments Ltd.	61,772	887,464
Partner Communications Co., Ltd.	111,510	1,075,153
Phoenix Holdings Ltd. (The)	643,648	1,506,731
Shikun & Binui Ltd.	579,876	1,100,289
Shufersal Ltd.	960,922	3,900,506

Total Israel		65,916,292
Malaysia – 8.9%
Batu Kawan Bhd	228,700	1,071,684
Berjaya Sports Toto Bhd	1,328,400	1,768,426

See Notes to Financial Statements.

96	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2011

Investments	Shares	Fair Value

Boustead Holdings Bhd	1,729,889	$2,730,976
British American Tobacco Malaysia Bhd	288,500	4,037,644
DiGi.Com Bhd	1,550,700	14,775,973
Lafarge Malayan Cement Bhd	1,664,000	3,419,214
Malayan Banking Bhd	15,187,100	38,056,946
Maxis Bhd	9,121,400	15,199,952
MISC Bhd	6,630,500	12,191,397
OSK Holdings Bhd	868,000	424,144
Petronas Dagangan Bhd	1,300,700	6,502,481
Petronas Gas Bhd	2,925,072	11,892,697
Public Bank Bhd	4,178,076	15,966,336
Sunway Bhd*	709,495	420,030
Telekom Malaysia Bhd	6,969,155	8,928,377
UMW Holdings Bhd	1,736,100	3,725,070
YTL Power International Bhd	4,067,637	2,166,009

Total Malaysia		143,277,356
Mexico – 3.0%
Bolsa Mexicana de Valores S.A.B de C.V.	691,300	957,240
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	480,837	776,724
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	1,295,800	4,352,205
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	610,116	3,037,841
Industrias Penoles S.A.B de C.V.(a)	449,745	16,634,362
Kimberly-Clark de Mexico S.A.B de C.V. Class A	1,231,338	6,348,228
Telefonos de Mexico S.A.B de C.V. Class L	20,541,200	15,432,171

Total Mexico		47,538,771
Philippines – 2.2%
Aboitiz Equity Ventures, Inc.	8,058,000	7,002,950
Aboitiz Power Corp.	8,791,000	5,729,983
Globe Telecom, Inc.	393,460	7,990,680
Philippine Long Distance Telephone Co.	223,160	11,217,969
Semirara Mining Corp.	753,100	3,212,193

Total Philippines		35,153,775
Poland – 2.6%
Bank Handlowy w Warszawie S.A.	57,497	1,214,325
Bank Pekao S.A.	256,950	10,478,672
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,236,420	12,361,382
Telekomunikacja Polska S.A.	3,393,529	17,943,449

Total Poland		41,997,828
Russia – 1.2%
Mobile Telesystems OJSC ADR	1,509,700	18,569,310
South Africa – 8.9%
African Bank Investments Ltd.	1,671,566	6,861,673
Allied Technologies Ltd.	138,408	1,014,073
Astral Foods Ltd.	97,625	1,420,821
Aveng Ltd.	294,484	1,264,152
AVI Ltd.	387,491	1,558,332

City Lodge Hotels Ltd.	214,640	$1,671,389
Coronation Fund Managers Ltd.	514,109	1,279,021
FirstRand Ltd.	6,785,714	16,544,140
Grindrod Ltd.	296,026	552,717
Group Five Ltd.	898,886	2,890,399
Imperial Holdings Ltd.	399,181	5,226,182
Kumba Iron Ore Ltd.(a)	626,214	33,252,259
Lewis Group Ltd.	298,173	2,596,324
Life Healthcare Group Holdings Ltd.	851,636	2,044,579
MMI Holdings Ltd.	1,500,211	3,168,711
Pick’n Pay Holdings Ltd.	185,919	354,072
Pick’n Pay Stores Ltd.	707,893	3,214,053
Pretoria Portland Cement Co., Ltd.	304,429	880,444
Raubex Group Ltd.(a)	24,145	39,405
Reunert Ltd.	253,034	1,852,328
Sanlam Ltd.	2,247,274	7,561,638
Santam Ltd.	184,334	3,164,296
Spar Group Ltd. (The)	158,634	1,900,072
Standard Bank Group Ltd.	1,450,321	16,740,093
Vodacom Group Ltd.	1,549,635	17,417,997
Vukile Property Fund Ltd.	2,795,597	4,990,212
Woolworths Holdings Ltd.	852,643	3,712,170

Total South Africa		143,171,552
South Korea – 4.2%
Bukwang Pharmaceutical Co., Ltd.	294,910	3,855,196
Daekyo Co., Ltd.	75,433	388,035
Daishin Securities Co., Ltd.	456,310	3,950,904
Hansol Paper Co., Ltd.	684,530	4,381,271
Hite Jinro Co., Ltd.	44,160	946,513
Kangwon Land, Inc.	330,460	7,658,043
Korea Exchange Bank	1,630,270	9,714,779
KT Corp. ADR	587,261	8,679,718
KT&G Corp.	158,178	9,868,922
LG Uplus Corp.	249,000	1,359,085
Meritz Fire & Marine Insurance Co., Ltd.	565,660	5,137,780
SK Telecom Co., Ltd. ADR(a)	766,115	10,779,238
SK Telecom Co., Ltd.	5,511	699,371
Woongjin Thinkbig Co., Ltd.	4,170	57,521

Total South Korea		67,476,376
Taiwan – 21.8%
Ability Enterprise Co., Ltd.	1,147,000	1,031,265
AcBel Polytech, Inc.	559,416	245,060
Accton Technology Corp.	530,989	236,092
Acer, Inc.	4,914,000	6,079,009
Advantech Co., Ltd.	757,160	2,022,406
Alpha Networks, Inc.	1,808,000	1,204,345
Altek Corp.	380,991	385,679
AmTRAN Technology Co., Ltd.	2,149,305	1,170,745
Asia Cement Corp.	5,191,804	5,443,089
Asia Vital Components Co., Ltd.	716,932	448,156
ASROCK, Inc.	303,660	952,581
Asustek Computer, Inc.	1,000,120	7,580,893

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	97

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2011

Investments	Shares	Fair Value

AV Tech Corp.	211,000	$598,208
Avermedia Technologies, Inc.	164,460	143,548
Chicony Electronics Co., Ltd.	1,437,510	2,367,941
China Development Financial Holding Corp.	20,646,501	6,253,231
China Synthetic Rubber Corp.	2,646,000	2,092,489
Chung Hsin Electric & Machinery Manufacturing Corp.	653,000	319,268
Chunghwa Telecom Co., Ltd.	11,049,248	36,800,613
Compal Electronics, Inc.	6,265,000	5,817,867
Coxon Precise Industrial Co., Ltd.	407,685	509,690
CTCI Corp.	1,270,992	1,538,953
Cyberlink Corp.	123,000	232,479
CyberTAN Technology, Inc.	952,000	952,781
Delta Electronics, Inc.	1,881,000	4,474,897
Depo Auto Parts Industries Co., Ltd.	984,163	1,811,700
D-Link Corp.	878,000	653,998
Eternal Chemical Co., Ltd.	1,153,775	889,703
Everlight Electronics Co., Ltd.	435,000	753,667
Far EasTone Telecommunications Co., Ltd.	6,444,595	9,621,955
Faraday Technology Corp.	146,134	142,897
Farglory Land Development Co., Ltd.	1,105,000	1,812,961
Feng Hsin Iron & Steel Co.	720,922	1,234,852
Formosa Chemicals & Fibre Corp.	4,973,000	12,989,362
Formosa Petrochemical Corp.	8,185,000	22,533,929
Formosa Plastics Corp.	4,299,000	11,525,129
Formosan Rubber Group, Inc.	1,692,000	1,168,715
FSP Technology, Inc.	120,897	93,227
Fubon Financial Holding Co., Ltd.	8,799,798	9,269,024
Gemtek Technology Corp.	145,993	118,567
Getac Technology Corp.	1,199,000	688,515
Giant Manufacturing Co., Ltd.	161,000	599,623
Global Mixed Mode Technology, Inc.	97,000	266,094
Grape King Industrial Co.	507,006	777,770
Greatek Electronics, Inc.	307,700	213,043
Holtek Semiconductor, Inc.	477,454	468,445
Holy Stone Enterprise Co., Ltd.	517,000	459,744
Hotai Motor Co., Ltd.	287,000	1,214,865
Huaku Development Co., Ltd.	952,601	2,044,302
Hung Poo Real Estate Development Corp.	173,790	138,861
Infortrend Technology, Inc.	852,000	785,601
Inventec Appliances Corp.	1,144,351	675,909
Inventec Corp.	5,173,701	1,901,409
I-Sheng Electric Wire & Cable Co., Ltd.	733,000	814,177
Kindom Construction Co., Ltd.	1,201,000	801,980
LCY Chemical Corp.	423,000	631,550
Lealea Enterprise Co., Ltd.	976,743	341,339
Lite-On Technology Corp.	3,112,352	2,869,798
Macronix International	5,335,000	1,916,924
MediaTek, Inc.	2,307,000	25,549,221
Mega Financial Holding Co., Ltd.	10,185,540	7,135,727
Merida Industry Co., Ltd.	536,646	1,195,677
Merry Electronics Co., Ltd.	166,000	168,860
Nan Ya Printed Circuit Board Corp.	1,003,046	2,741,714

Neo Solar Power Corp.	571,236	$543,588
Novatek Microelectronics Corp.	859,415	2,016,347
Oriental Union Chemical Corp.	953,155	1,176,001
Pou Chen Corp.	8,543,000	6,195,252
President Securities Corp.	1,471,360	733,869
Quanta Computer, Inc.	6,425,990	12,546,232
Realtek Semiconductor Corp.	523,430	891,420
Shih Wei Navigation Co., Ltd.	852,127	855,622
Shin Zu Shing Co., Ltd.	962,000	1,953,989
Silicon Integrated Systems Corp.	719,690	299,920
Siliconware Precision Industries Co.	4,929,000	4,933,044
Silitech Technology Corp.	1,224,940	3,006,580
Sincere Navigation	331,000	275,336
Sonix Technology Co., Ltd.	172,011	237,909
Syncmold Enterprise Corp.	249,000	262,277
Taiwan Cement Corp.	4,519,364	4,878,985
Taiwan Cogeneration Corp.	1,409,510	871,838
Taiwan Mobile Co., Ltd.	6,183,000	15,196,282
Taiwan Navigation Co., Ltd.	347,000	312,556
Taiwan Secom Co., Ltd.	947,635	1,704,033
Taiwan Semiconductor Manufacturing Co., Ltd.	27,096,000	62,238,556
Ton Yi Industrial Corp.	3,935,767	1,859,723
Tsann Kuen Enterprise Co., Ltd.	256,257	496,117
TSRC Corp.	1,189,644	2,650,593
U-Ming Marine Transport Corp.	1,759,000	2,582,945
Wistron Corp.	2,463,484	2,825,226
Young Fast Optoelectronics Co., Ltd.	249,241	687,815
Zinwell Corp.	109,000	109,626

Total Taiwan		350,263,800
Thailand – 4.0%
Advanced Info Service PCL	6,379,190	26,267,857
Bangchak Petroleum PCL	3,875,773	2,057,271
Bangkok Expressway PCL	454,900	241,462
BEC World PCL	2,285,169	2,701,623
Delta Electronics Thai PCL	1,345,400	843,986
Dynasty Ceramic PCL	281,460	461,781
Electricity Generating PCL	418,700	1,138,174
Glow Energy PCL	2,161,900	3,286,144
Hana Microelectronics PCL	20,000	10,873
Kiatnakin Bank PCL	515,278	476,572
Kim Eng Securities Thailand PCL	4,143,400	1,919,413
Land and Houses PCL	22,061,300	4,613,108
LPN Development PCL	1,829,500	653,288
Major Cineplex Group PCL	1,014,900	408,115
MCOT PCL	982,000	860,849
Precious Shipping PCL	647,500	302,035
Quality Houses PCL	2,320,400	107,492
Ratchaburi Electricity Generating Holding PCL	2,421,396	3,310,578
STP & I PCL	2,446,086	1,495,114
Supalai PCL	6,214,571	2,618,976
Thai Plastic & Chemical PCL	1,793,800	1,338,786
Thai Tap Water Supply PCL	4,168,455	677,198

See Notes to Financial Statements.

98	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2011

Investments	Shares	Fair Value

Thai Vegetable Oil PCL	1,071,942	$603,474
Thanachart Capital PCL	638,900	560,078
Tisco Financial Group PCL	410,199	475,058
Total Access Communication PCL	2,564,600	6,105,208

Total Thailand		63,534,513
Turkey – 4.1%
Arcelik A.S.	947,359	3,729,419
Bagfas Bandirma Gubre Fabrik(a)	8,489	773,823
Cimsa Cimento Sanayi ve Tica	6,191	25,038
Eregli Demir ve Celik Fabrikalari TAS(a)	5,274,682	9,219,240
Ford Otomotiv Sanayi A.S.	954,335	6,697,718
Hurriyet Gazetecilik A.S.	518,420	264,863
Pinar SUT Mamulleri Sanayii A.S.	60,785	477,271
Tofas Turk Otomobil Fabrikasi A.S.	354,453	1,265,733
Tupras Turkiye Petrol Rafinerileri A.S.	411,628	8,522,777
Turk Telekomunikasyon A.S.(a)	7,879,450	33,815,381
Turk Traktor ve Ziraat Makineleri A.S.	25,880	498,268

Total Turkey		65,289,531
TOTAL COMMON STOCKS (Cost: $1,788,802,469)		1,596,020,107
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
MONEY MARKET FUND – 3.2%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $51,801,194)(c)	51,801,194	51,801,194
TOTAL INVESTMENTS IN SECURITIES – 102.6% (Cost: $1,840,603,663)(d)		1,647,821,301
Liabilities in Excess of Foreign Currency and Other Assets – (2.6)%		(42,511,478)

NET ASSETS – 100.0%		$1,605,309,823

ADR – American Depositary Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Interest rate shown reflects yield as of September 30, 2011.

(c)	At September 30, 2011, the total market value of the Fund’s securities on loan was $48,553,397 and the total market value of the collateral held by the Fund was $51,801,194.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	99

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.9%
Argentina – 2.0%
Banco Macro S.A. ADR	238,649	$4,775,366
BBVA Banco Frances S.A. ADR	833,664	4,585,152
Telecom Argentina S.A. ADR	266,141	4,958,207

Total Argentina		14,318,725
Brazil – 5.6%
Aliansce Shopping Centers S.A.	233,122	1,563,566
BR Properties S.A.	177,558	1,621,338
Brookfield Incorporacoes S.A.	779,372	2,330,244
Cia de Saneamento de Minas Gerais-COPASA*	366,187	5,811,647
Drogasil S.A.	274,859	1,656,928
Equatorial Energia S.A.	474,123	2,944,990
Estacio Participacoes S.A.	137,035	1,199,633
Eternit S.A.	71,260	315,943
Even Construtora e Incorporadora S.A.	494,643	1,449,620
Fleury S.A.*	58,231	685,440
Gafisa S.A.	828,200	2,378,077
Helbor Empreendimentos S.A.	33,613	329,566
Iochpe-Maxion S.A.	118,248	1,190,602
JHSF Participacoes S.A.	1,701,021	3,747,973
JSL S.A.	83,540	377,139
Lojas Americanas S.A.	224,129	1,486,345
LPS Brasil Consultoria de Imoveis S.A.	46,482	746,967
Mills Estruturas e Servicos de Engenharia S.A.	14,731	139,751
Paranapanema S.A.	727,242	1,453,505
Positivo Informatica S.A.	12,600	36,587
Rossi Residencial S.A.	410,076	1,924,181
Santos Brasil Participacoes S.A.	101,093	1,279,831
Sao Martinho S.A.	52,382	564,385
SLC Agricola S.A.	95,702	810,986
Tegma Gestao Logistica	119,360	1,310,468
TPI-Triunfo Participacoes e Investimentos S.A.	29,757	156,941
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	172,929	1,796,133

Total Brazil		39,308,786
Chile – 2.8%
Cia General de Electricidad S.A.	200,789	855,398
Cia Sud Americana de Vapores S.A.	4,490,989	998,017
Empresas Iansa S.A.	8,170,871	539,600
Empresas La Polar S.A.	396,789	324,268
Forus S.A.	294,336	647,233
Inversiones Aguas Metropolitanas S.A.	2,594,873	3,544,711
Norte Grande S.A.	187,316,859	2,344,525
Parque Arauco S.A.	1,880,685	3,057,993
Sigdo Koppers S.A.	1,035,702	1,433,353
Socovesa S.A.	966,048	308,191
Sonda S.A.	1,306,145	2,794,560
Vina Concha y Toro S.A.	1,465,948	2,605,311

Total Chile		19,453,160

China – 4.2%
Anhui Expressway Co. Class H	2,774,721	$1,407,900
BBMG Corp. Class H	380,540	286,453
Beijing Capital Land Ltd. Class H	3,428,948	616,658
China Railway Construction Corp., Ltd. Class H	6,178,000	2,626,826
China Railway Group Ltd. Class H(a)	8,147,000	1,653,523
Chongqing Machinery & Electric Co., Ltd. Class H	3,083,305	455,480
CSR Corp., Ltd. Class H(a)	918,352	330,311
Datang International Power Generation Co., Ltd. Class H(a)	9,658,000	2,481,261
Dongfang Electric Corp., Ltd. Class H	214,200	558,561
First Tractor Co., Ltd. Class H	693,762	415,290
Guangshen Railway Co., Ltd. Class H(a)	9,261,964	2,807,827
Harbin Electric Co., Ltd. Class H	366,174	302,450
Huaneng Power International, Inc. Class H	4,752,000	2,044,921
Jiangsu Expressway Co., Ltd. Class H	1,535,062	1,173,271
Maanshan Iron & Steel Class H(a)	437,917	96,193
Metallurgical Corp. of China Ltd. Class H(a)	7,700,000	1,493,561
Shanghai Electric Group Co., Ltd. Class H	6,762,000	2,631,923
Shanghai Prime Machinery Co., Ltd. Class H	7,750,000	1,124,956
Shenzhen Expressway Co., Ltd. Class H	1,317,970	475,737
Sinopec Shanghai Petrochemical Co., Ltd. Class H	3,838,941	1,385,712
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H(a)	2,294,000	468,539
Sinotrans Ltd. Class H	762,000	148,783
Tong Ren Tang Technologies Co., Ltd. Class H	330,944	310,336
Travelsky Technology Ltd. Class H	1,305,204	578,433
Weichai Power Co., Ltd. Class H(a)	147,798	680,633
Weiqiao Textile Co., Ltd. Class H	1,380,000	668,307
Xiamen International Port Co., Ltd. Class H(a)	6,416,000	848,901
Xinjiang Xinxin Mining Industry Co., Ltd. Class H	582,054	164,491
ZTE Corp. Class H(a)	335,684	965,904

Total China		29,203,141
Indonesia – 1.9%
AKR Corporindo Tbk PT	4,720,841	1,288,967
Aneka Tambang Tbk PT	6,631,825	1,131,711
Bakrie Sumatera Plantations Tbk PT	10,475,500	339,649
Bank Bukopin Tbk PT	19,526,585	1,244,015
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,756,654	1,306,142
Bank Tabungan Negara Tbk PT	4,496,819	619,016
Global Mediacom Tbk PT	6,295,438	587,288
Holcim Indonesia Tbk PT	1,596,650	323,326
Medco Energi Internasional Tbk PT	2,453,000	599,994
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,941,010	1,385,560
Sampoerna Agro PT	2,980,181	983,222
Summarecon Agung Tbk PT	15,438,022	1,756,316
Timah Tbk PT	8,230,662	1,657,369

Total Indonesia		13,222,575

See Notes to Financial Statements.

100	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2011

Investments	Shares	Fair Value

Israel – 8.8%
Amot Investments Ltd.	380,212	$938,656
British Israel Investments Ltd.	381,305	1,188,246
Clal Industries and Investments Ltd.	865,564	3,714,006
Clal Insurance Enterprise Holdings, Ltd.	29,182	427,567
Delek Automotive Systems Ltd.	467,953	3,418,818
Discount Investment Corp.	537,925	4,365,581
Elbit Systems Ltd.	53,680	2,137,478
First International Bank of Israel Ltd.	223,696	2,298,030
Gazit-Globe Ltd.	494,000	5,015,656
Harel Insurance Investments & Financial Services Ltd.	4,011	160,034
Ituran Location and Control Ltd.	38,594	455,172
Jerusalem Economy Ltd.	143,441	993,332
Migdal Insurance & Financial Holding Ltd.	2,517,575	3,256,855
Mizrahi Tefahot Bank Ltd.	601,147	5,085,212
Ormat Industries Ltd.	573,984	3,286,897
Osem Investments Ltd.	182,103	2,616,230
Partner Communications Co., Ltd.	773,662	7,459,466
Phoenix Holdings Ltd. (The)	588,665	1,378,020
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	22,487	659,427
Shikun & Binui Ltd.	2,399,196	4,552,370
Shufersal Ltd.	1,108,262	4,498,579
Strauss Group Ltd.	279,341	3,615,176

Total Israel		61,520,808
Malaysia – 7.6%
Aeon Co. M Bhd	712,479	1,539,892
Affin Holdings Bhd	1,055,700	823,396
Alliance Financial Group Bhd	3,798,032	3,925,922
Batu Kawan Bhd	60,200	282,096
Berjaya Corp. Bhd	639,400	202,285
Berjaya Sports Toto Bhd	2,799,438	3,726,738
Boustead Holdings Bhd	2,329,319	3,677,296
Coastal Contracts Bhd	248,046	135,192
Dayang Enterprise Holdings Bhd	257,276	121,687
Dialog Group Bhd	2,921,881	2,059,274
DRB-Hicom Bhd	1,734,200	945,187
ECM Libra Financial Group Bhd	3,718,072	850,178
Fraser & Neave Holdings Bhd	63,100	326,124
Gamuda Bhd	2,697,083	2,433,077
Genting Plantation Bhd	466,700	1,023,305
HAP Seng Consolidated Bhd	926,919	380,349
Hartalega Holdings Bhd	259,596	447,229
IGB Corp. Bhd	3,122,971	1,868,402
IJM Land Bhd	1,400,187	859,629
KFC Holdings Malaysia Bhd	430,150	444,634
KNM Group Bhd	915,700	344,194
KPJ Healthcare Bhd	1,028,064	1,288,099
Kulim Malaysia Bhd	2,070,339	2,178,963
Lafarge Malayan Cement Bhd	1,817,700	3,735,039
Mah Sing Group Bhd	1,471,162	815,648
Malaysia Airports Holdings Bhd	1,382,400	2,290,649

Media Prima Bhd	1,298,600	$894,885
Mudajaya Group Bhd	602,014	371,486
OSK Holdings Bhd	1,636,900	799,863
Parkson Holdings Bhd	2,014,678	3,584,455
POS Malaysia Bhd	1,535,200	1,226,236
QSR Brands Bhd	255,394	439,990
SapuraCrest Petroleum Bhd	1,234,440	1,422,941
SP Setia Bhd	4,021,838	4,900,532
Sunway Bhd*	175,807	104,080
Supermax Corp. Bhd	829,072	664,816
TAN Chong Motor Holdings Bhd	87,100	122,499
Top Glove Corp. Bhd	212,400	273,442
Unisem M Bhd	1,553,600	496,373
Wah Seong Corp. Bhd	947,151	584,460
WCT Bhd	1,264,000	791,856

Total Malaysia		53,402,398
Mexico – 1.8%
Alsea S.A.B de C.V.(a)	688,415	502,756
Bolsa Mexicana de Valores S.A.B de C.V.	1,723,961	2,387,162
Grupo Aeroportuario del Centro Norte S.A.B de C.V.(a)	1,033,488	1,669,453
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	807,274	2,711,392
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	702,632	3,498,490
Grupo Herdez S.A.B de C.V.	536,625	950,654
TV Azteca S.A.B de C.V.	1,476,100	787,695

Total Mexico		12,507,602
Philippines – 2.7%
Alliance Global Group, Inc.	1,122,402	240,010
Cebu Air, Inc.	1,449,723	2,377,247
First Philippine Holdings Corp.	883,750	1,091,424
International Container Terminal Services, Inc.	806,928	863,676
Jollibee Foods Corp.	511,623	987,558
Manila Water Co., Inc.	6,388,827	2,773,240
Megaworld Corp.	10,736,440	414,970
Metro Pacific Investments Corp.	15,563,143	978,814
Philex Mining Corp.	1,416,117	714,131
Philweb Corp.	892,148	308,503
Robinsons Land Corp.	1,859,600	480,583
Security Bank Corp.	541,997	1,081,515
Semirara Mining Corp.	437,190	1,864,744
Universal Robina Corp.	3,670,213	3,479,253
Vista Land & Lifescapes, Inc.	23,103,797	1,611,586

Total Philippines		19,267,254
Poland – 0.6%
Agora S.A.	59,449	234,851
Asseco Poland S.A.	82,396	1,013,315
Bank Millennium S.A.	1,005,672	1,405,786
Eurocash S.A.	69,980	503,996
PBG S.A.	16,369	278,807
Polimex-Mostostal S.A.	1,186,398	479,499

Total Poland		3,916,254

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	101

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2011

Investments	Shares	Fair Value

Russia – 0.1%
Novorossiysk Commercial Sea Port PJSC, Reg S GDR	85,122	$606,069
South Africa – 10.0%
Adcock Ingram Holdings Ltd.	164,612	1,231,452
Aeci Ltd.	256,994	2,373,624
African Oxygen Ltd.(a)	138,793	291,774
Allied Technologies Ltd.	191,008	1,399,457
Astral Foods Ltd.	145,143	2,112,392
Aveng Ltd.	956,456	4,105,845
AVI Ltd.	785,456	3,158,785
Barloworld Ltd.	246,734	1,852,861
Blue Label Telecoms Ltd.	2,785,635	1,763,740
Capitec Bank Holdings Ltd.	19,671	469,808
Cipla Medpro South Africa Ltd.	1,255,724	1,051,240
City Lodge Hotels Ltd.(a)	86,112	670,549
Coronation Fund Managers Ltd.	1,347,370	3,352,042
Grindrod Ltd.(a)	505,103	943,090
Group Five Ltd.	153,463	493,465
Investec Ltd.	608,903	3,347,827
JD Group Ltd.	111,370	529,205
JSE Ltd.	283,216	2,263,163
Lewis Group Ltd.	303,192	2,640,027
Life Healthcare Group Holdings Ltd.	2,288,362	5,493,822
Mondi Ltd.	271,634	1,983,420
Mr. Price Group Ltd.	399,033	3,340,042
Nampak Ltd.	751,247	1,950,284
Northam Platinum Ltd.	27,697	113,660
Pick’n Pay Holdings Ltd.	41,546	79,122
Pretoria Portland Cement Co., Ltd.	2,224,694	6,434,070
Reunert Ltd.	666,600	4,879,826
Santam Ltd.	197,071	3,382,941
Spar Group Ltd. (The)	319,043	3,821,404
Sun International Ltd.	39,872	401,245
Tongaat Hulett Ltd.	33,091	378,696
Vukile Property Fund Ltd.	2,069,085	3,693,370
Wilson Bayly Holmes-Ovcon Ltd.	44,730	578,662

Total South Africa		70,580,910
South Korea – 9.2%
AUK Corp.	187,140	360,603
Bukwang Pharmaceutical Co., Ltd.	121,999	1,594,826
Capro Corp.	5,010	105,895
Cheil Worldwide, Inc.	225,081	3,563,313
Chong Kun Dang Pharm Corp.	19,685	335,032
CJ Corp.	20,384	1,361,760
CJ O Shopping Co., Ltd.	922	206,228
Daeduck Electronics Co.	129,777	749,105
Daekyo Co., Ltd.	64,042	329,438
Daewoong Pharmaceutical Co., Ltd.	335	9,071
Daishin Securities Co., Ltd.	269,059	2,329,614
Daou Technology, Inc.	127,310	1,013,682
Daum Communications Corp.	2,314	281,675
Dongkuk Steel Mill Co., Ltd.	88,951	1,710,233

Green Cross Corp.	6,006	$866,703
Green Cross Holdings Corp.	41,662	601,209
GS Home Shopping, Inc.	1,508	136,969
Halla Climate Control Corp.	161,960	3,368,295
Halla Engineering & Construction Corp.	17,129	198,473
Hana Tour Service, Inc.	9,027	288,882
Handsome Co., Ltd.	53,158	1,132,605
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,732	10,556
Hanjin Shipping Co., Ltd.	83,564	737,715
Hanjin Shipping Holdings Co., Ltd.	66,880	430,330
Hansol Paper Co., Ltd.	246,610	1,578,404
Hanssem Co., Ltd.	53,108	872,323
Hite Jinro Co., Ltd.	14,063	301,422
Hotel Shilla Co., Ltd.	39,968	1,204,417
Huchems Fine Chemical Corp.	58,141	1,140,068
Hyosung Corp.	15,895	748,841
Hyundai Development Co.	37,928	540,886
Hyundai Elevator Co., Ltd.	2,316	272,286
Hyundai Home Shopping Network Corp.	3,582	422,646
Hyundai Marine & Fire Insurance Co., Ltd.	93,073	2,318,826
iMarketKorea, Inc.	66,340	884,120
ISU Chemical Co., Ltd.	24,826	492,073
Jeonbuk Bank	148,302	628,809
KEPCO Engineering & Construction Co., Inc.	17,786	744,323
KISCO Corp.	4,590	89,809
Kolon Corp.	18,790	367,650
Kolon Industries, Inc.	9,710	519,273
Korea Gas Corp.	46,568	1,227,398
Korea Investment Holdings Co., Ltd.	41,400	1,212,427
Korean Reinsurance Co.	191,734	2,229,749
KP Chemical Corp.	85,343	1,112,020
LG Fashion Corp.	33,691	1,156,828
LG Innotek Co., Ltd.	11,743	637,963
LG International Corp.	35,275	1,317,516
LIG Insurance Co., Ltd.	99,712	1,663,207
Lock & Lock Co., Ltd.	19,951	543,633
LS Industrial Systems Co., Ltd.	12,284	531,797
Meritz Fire & Marine Insurance Co., Ltd.	157,760	1,432,904
Mirae Asset Securities Co., Ltd.	66,965	1,611,526
OCI Materials Co., Ltd.	3,174	187,792
Orion Corp.	895	391,261
Partron Co., Ltd.	79,134	631,433
Poongsan Corp.	29,238	634,125
S1 Corp.	37,159	1,703,311
Samsung Fine Chemicals Co., Ltd.	19,004	670,274
Samyang Corp.	9,002	617,428
Seoul Semiconductor Co., Ltd.	49,997	903,982
Silicon Works Co., Ltd.	24,374	443,803
SK Chemicals Co., Ltd.	15,742	864,571
SK Networks Co., Ltd.	149,904	1,386,999
SKC Co., Ltd.	29,873	1,011,784
STX Corp. Co., Ltd.	11,300	139,565

See Notes to Financial Statements.

102	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2011

Investments	Shares	Fair Value

STX Engine Co., Ltd.	21,426	$395,582
STX Offshore & Shipbuilding Co., Ltd.	56,748	787,598
STX Pan Ocean Co., Ltd.	33,200	215,594
Sungwoo Hitech Co., Ltd.	49,746	912,112
Taeyoung Engineering & Construction	70,854	372,900
Tong Yang Life Insurance	31,200	354,892
Woongjin Thinkbig Co., Ltd.	23,010	317,400
Woori Investment & Securities Co., Ltd.	98,600	933,229
Youngone Corp.	73,388	1,233,464

Total South Korea		64,634,455
Taiwan – 26.3%
Ability Enterprise Co., Ltd.	3,145,162	2,827,808
AcBel Polytech, Inc.	320,119	140,233
Accton Technology Corp.	1,716,228	763,081
ACES Electronic Co., Ltd.	119,677	195,764
Advantech Co., Ltd.	1,165,620	3,113,420
ALI Corp.	948,000	1,071,652
Alpha Networks, Inc.	2,451,606	1,633,063
Altek Corp.	312,905	316,755
AmTRAN Technology Co., Ltd.	3,472,965	1,891,755
Apex Biotechnology Corp.	301,534	579,816
Asia Vital Components Co., Ltd.	1,225,599	766,125
ASROCK, Inc.	482,146	1,512,491
Aurora Corp.	520,000	751,632
AV Tech Corp.	307,036	870,481
Avermedia Technologies, Inc.	64,021	55,880
BES Engineering Corp.	654,987	161,839
Bright Led Electronics Corp.	464,000	242,848
Capital Securities Corp.	578,550	193,641
Cathay Real Estate Development Co., Ltd.	3,917,000	1,580,938
Champion Building Materials Co., Ltd.	344,047	184,019
Chang Wah Electromaterials, Inc.	98,774	249,568
Cheng Uei Precision Industry Co., Ltd.	1,072,242	2,378,460
Chicony Electronics Co., Ltd.	326,401	537,665
China Chemical & Pharmaceutical Co., Ltd.	886,807	522,336
China Electric Manufacturing Corp.	333,101	211,501
China Life Insurance Co., Ltd.	1,005,210	964,804
China Motor Corp.	514,000	441,053
China Steel Chemical Corp.	686,232	2,893,546
China Synthetic Rubber Corp.	690,544	546,091
Chinese Maritime Transport Ltd.	510,000	694,504
Chroma ATE, Inc.	522,160	1,082,872
Chun Yuan Steel	2,407,648	971,750
Chung Hsin Electric & Machinery Manufacturing Corp.	947,531	463,272
Clevo Co.	358,000	609,687
Compal Communications, Inc.	1,239,231	1,522,861
Coxon Precise Industrial Co., Ltd.	593,184	741,602
CSBC Corp.	1,085,797	890,728
CTCI Corp.	1,967,032	2,381,738
Cyberlink Corp.	4,000	7,560
CyberPower Systems, Inc.	63,149	247,623
CyberTAN Technology, Inc.	856,000	856,702

Darfon Electronics Corp.	624,059	$401,364
Depo Auto Parts Industries Co., Ltd.	403,157	742,153
D-Link Corp.	1,392,163	1,036,984
Edison Opto Corp.	109,146	240,676
Elan Microelectronics Corp.	847,000	918,568
Elite Material Co., Ltd.	670,640	513,846
Elite Semiconductor Memory Technology, Inc.	87,282	93,368
Entire Technology Co., Ltd.	407,326	638,222
Eternal Chemical Co., Ltd.	1,947,629	1,501,863
Evergreen International Storage & Transport Corp.	1,863,584	1,051,801
Everlight Chemical Industrial Corp.	856,952	455,541
Everlight Electronics Co., Ltd.	169,970	294,485
Excelsior Medical Co., Ltd.	89,967	159,712
Far Eastern Department Stores Co., Ltd.	629,565	830,468
Far Eastern International Bank	1,841,048	709,838
Faraday Technology Corp.	76,998	75,293
Farglory Land Development Co., Ltd.	3,800,816	6,235,957
Feng Hsin Iron & Steel Co.	1,133,950	1,942,320
First Insurance Co., Ltd.	1,138,913	590,478
First Steamship Co., Ltd.	176,977	259,876
Flytech Technology Co., Ltd.	309,135	570,087
Forhouse Corp.	972,000	551,783
Formosa Advanced Technologies Co., Ltd.	120,000	106,710
Formosa Epitaxy, Inc.	614,931	415,671
Formosa International Hotels Corp.	50,437	696,767
Formosan Rubber Group, Inc.	786,080	542,969
Fortune Electric Co., Ltd.	508,000	255,042
Gemtek Technology Corp.	22,267	18,084
GeoVision, Inc.	112,260	363,210
Getac Technology Corp.	286,000	164,233
Giant Manufacturing Co., Ltd.	211,464	787,569
Gigabyte Technology Co., Ltd.	3,682,221	3,238,180
Global Brands Manufacture Ltd.	2,177,234	1,021,639
Global Mixed Mode Technology, Inc.	3,000	8,230
Global Unichip Corp.	54,927	223,493
Goldsun Development & Construction Co., Ltd.	2,247,676	892,432
Grand Pacific Petrochemical	192,783	80,972
Grape King Industrial Co.	518,288	795,077
Great China Metal Industry	507,694	514,774
Great Wall Enterprise Co., Ltd.	1,022,257	939,235
Greatek Electronics, Inc.	3,424,436	2,370,979
Green Energy Technology, Inc.	302,577	345,022
Hey Song Corp.	624,818	594,577
Holtek Semiconductor, Inc.	337,482	331,114
Holy Stone Enterprise Co., Ltd.	1,664,636	1,480,283
Hotai Motor Co., Ltd.	1,151,567	4,874,558
HUA ENG Wire & Cable Co., Ltd.	2,194,000	627,063
Huaku Development Co., Ltd.	1,612,560	3,460,588
Huang Hsiang Construction Co.	149,282	284,113
Hung Poo Real Estate Development Corp.	3,488,745	2,787,562
Infortrend Technology, Inc.	1,094,000	1,008,742
Inventec Appliances Corp.	710,950	419,921

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	103

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2011

Investments	Shares	Fair Value

Inventec Corp.	3,509,105	$1,289,646
ITE Technology, Inc.	3,000	3,273
ITEQ Corp.	297,498	312,385
Jentech Precision Industrial Co., Ltd.	71,575	179,202
KEE TAI Properties Co., Ltd.	880,360	423,208
Kenda Rubber Industrial Co., Ltd.	1,027,209	1,115,689
Kindom Construction Co., Ltd.	1,570,045	1,048,414
King Slide Works Co., Ltd.	31,518	111,179
Kinsus Interconnect Technology Corp.	502,368	1,656,702
L&K Engineering Co., Ltd.	279,000	215,144
LCY Chemical Corp.	1,068,556	1,595,383
Lealea Enterprise Co., Ltd.	2,482,331	867,492
Lien Hwa Industrial Corp.	436,328	239,819
Lingsen Precision Industries Ltd.	302,523	155,356
LITE-ON IT Corp.	2,166,054	2,075,432
Lotes Co., Ltd.	172,009	480,891
Macronix International	9,487,722	3,409,042
Makalot Industrial Co., Ltd.	1,067,128	2,290,079
Mercuries & Associates Ltd.	388,591	364,683
Merida Industry Co., Ltd.	1,048,555	2,336,239
Merry Electronics Co., Ltd.	209,203	212,807
Micro-Star International Co., Ltd.	104,396	47,787
MIN AIK Technology Co., Ltd.	154,819	335,801
Mitac International Corp.	603,000	220,622
Nan Ya Printed Circuit Board Corp.	1,434,000	3,919,678
Nantex Industry Co., Ltd.	197,488	162,980
National Petroleum Co., Ltd.	1,495,250	1,516,103
Neo Solar Power Corp.	1,432,536	1,363,201
Nien Hsing Textile Co., Ltd.	2,334,954	1,563,021
Novatek Microelectronics Corp.	1,296,417	3,041,635
Nuvoton Technology Corp.	819,579	699,231
Oriental Union Chemical Corp.	1,750,698	2,160,008
Orise Technology Co., Ltd.	99,853	123,198
Pan-International Industrial	483,820	485,804
Phihong Technology Co., Ltd.	572,363	764,403
Powertech Technology, Inc.	982,779	2,128,414
President Securities Corp.	1,906,540	950,924
Radiant Opto-Electronics Corp.	459,600	1,315,082
Radium Life Tech Co., Ltd.	2,311,835	1,816,848
Realtek Semiconductor Corp.	121,334	206,636
Richtek Technology Corp.	30,872	145,876
Ruentex Industries Ltd.	404,000	657,536
San Chih Semiconductor Co.	114,010	162,738
SDI Corp.	259,023	181,890
Senao International Co., Ltd.	275,240	815,559
Sesoda Corp.	123,580	120,235
Shih Wei Navigation Co., Ltd.	1,420,536	1,426,363
Shihlin Electric & Engineering Corp.	996,543	1,016,981
Shinkong Synthetic Fibers Corp.	1,858,380	549,434
Shiny Chemical Industrial Co., Ltd.	249,135	306,974
Sigurd Microelectronics Corp.	826,500	570,888
Silicon Integrated Systems Corp.	2,741,494	1,142,477
Silitech Technology Corp.	86,518	212,356

Sincere Navigation	264,000	$219,603
Sitronix Technology Corp.	241,000	312,371
Sonix Technology Co., Ltd.	734,302	1,015,614
Springsoft, Inc.	113,000	122,919
Standard Foods Corp.	183,961	507,062
Star Comgistic Capital Co., Ltd.	780,394	608,182
Sunonwealth Electric Machine Industry Co., Ltd.	977,765	853,439
Syncmold Enterprise Corp.	910,680	959,240
Systex Corp.	1,107,274	1,246,251
Taiflex Scientific Co., Ltd.	89,666	112,984
Tainan Enterprises Co., Ltd.	541,776	618,665
Tainan Spinning Co., Ltd.	2,728,950	1,213,364
Taiwan Acceptance Corp.	131,487	230,830
Taiwan Cogeneration Corp.	1,886,429	1,166,831
Taiwan Fire & Marine Insurance Co.	1,055,000	770,262
Taiwan Hon Chuan Enterprise Co., Ltd.	687,555	1,480,020
Taiwan Navigation Co., Ltd.	82,000	73,861
Taiwan PCB Techvest Co., Ltd.	1,380,140	1,055,201
Taiwan Secom Co., Ltd.	1,514,936	2,724,151
Taiwan Surface Mounting Technology Co., Ltd.	416,511	855,573
Teco Electric and Machinery Co., Ltd.	3,343,683	1,815,848
Thinking Electronic Industrial Co., Ltd.	440,931	354,481
Thye Ming Industrial Co., Ltd.	403,000	427,134
Ton Yi Industrial Corp.	3,643,538	1,721,639
Tong Hsing Electronic Industries Ltd.	112,695	266,992
Topco Scientific Co., Ltd.	158,120	205,984
Transcend Information, Inc.	1,337,000	2,649,870
Tripod Technology Corp.	414,631	1,099,333
Tsann Kuen Enterprise Co., Ltd.	813,894	1,575,709
TSRC Corp.	2,091,120	4,659,132
Tung Ho Steel Enterprise Corp.	2,362,559	2,139,676
TXC Corp.	536,549	635,584
U-Ming Marine Transport Corp.	3,973,681	5,835,020
United Integrated Services Co., Ltd.	357,031	340,922
Unity Opto Technology Co., Ltd.	607,095	458,185
Universal Cement Corp.	1,702,436	804,432
Wah Lee Industrial Corp.	580,152	729,116
Wei Chuan Food Corp.	502,194	468,000
Weikeng Industrial Co., Ltd.	1,107,619	799,594
Wistron NeWeb Corp.	298,385	744,127
WT Microelectronics Co., Ltd.	207,599	256,476
Yageo Corp.	879,432	248,463
Yeun Chyang Industrial Co., Ltd.	510,000	328,843
Yieh Phui Enterprise Co., Ltd.	1,233,941	415,025
Young Fast Optoelectronics Co., Ltd.	2,099	5,792
Young Optics, Inc.	103,420	292,868
Yuanta Financial Holding Co., Ltd.*	491,655	250,062
YungShin Global Holding Corp.	370,015	473,522
Yungtay Engineering Co., Ltd.	549,994	862,665
Zinwell Corp.	12,000	12,069

Total Taiwan		185,068,390

See Notes to Financial Statements.

104	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2011

Investments	Shares	Fair Value

Thailand – 11.4%
Amata Corp. PCL	753,343	$266,584
Asian Property Development PCL	4,618,828	809,799
Bangchak Petroleum PCL	1,803,079	957,079
Bangkok Dusit Medical Services PCL	1,385,716	2,853,010
Bangkok Expressway PCL	3,153,075	1,673,661
Bangkok Life Assurance PCL	529,416	728,085
BEC World PCL	4,674,806	5,526,753
Berli Jucker PCL	1,491,754	983,785
Big C Supercenter PCL	559,139	2,032,579
Big C Supercenter PCL NVDR	116,145	422,210
Bumrungrad Hospital PCL	908,466	1,132,477
Central Pattana PCL	2,952,380	3,252,984
Delta Electronics Thai PCL	2,185,072	1,370,722
Dynasty Ceramic PCL	879,100	1,442,307
Electricity Generating PCL	1,133,491	3,081,229
Esso Thailand PCL	9,634,163	2,804,863
GFPT PCL	900,867	253,582
Glow Energy PCL	3,404,077	5,174,285
Hana Microelectronics PCL	1,020,600	554,870
Hemaraj Land and Development PCL	2,971,500	188,318
Jasmine International PCL	8,750,853	456,052
Kiatnakin Bank PCL	3,668,210	3,392,667
Kim Eng Securities Thailand PCL	3,012,300	1,395,436
Land and Houses PCL NVDR	24,724,870	5,170,071
LPN Development PCL	2,827,702	1,009,731
Major Cineplex Group PCL	1,470,557	591,345
MCOT PCL	2,039,810	1,788,156
Minor International PCL	1,872,195	620,351
Precious Shipping PCL	734,300	342,524
Pruksa Real Estate PCL	1,829,381	841,568
Quality Houses PCL	10,012,072	463,805
Ratchaburi Electricity Generating Holding PCL	4,314,393	5,898,720
Samart Corp. PCL	1,488,800	383,156
Sansiri PCL	9,430,121	1,456,155
Siam Makro PCL	355,096	2,490,298
Siamgas & Petrochemicals PCL	728,924	260,288
STP & I PCL	2,683,263	1,640,084
Supalai PCL	5,747,745	2,422,244
Thai Airways International PCL	2,850,271	1,833,856
Thai Plastic & Chemical PCL	1,342,000	1,001,589
Thai Tap Water Supply PCL	9,546,724	1,550,940
Thai Union Frozen Products PCL	1,065,476	1,773,794
Thai Vegetable Oil PCL	2,519,880	1,418,623
Thanachart Capital PCL	4,942,643	4,332,862
Tisco Financial Group PCL	1,364,407	1,580,140
Tisco Financial Group PCL NVDR	16,000	18,530
TPI Polene PCL	523,289	205,376

Total Thailand		79,847,543
Turkey – 3.9%
Adana Cimento Sanayii TAS Class A	658,998	1,442,427
Akcansa Cimento A.S.(a)	215,973	801,427
Aksa Akrilik Kimya Sanayii(a)	742,947	1,913,854

Albaraka Turk Katilim Bankasi A.S.	508,894	$514,518
Anadolu Cam Sanayii A.S.	1,008,987	1,736,405
Anadolu Hayat Emeklilik A.S.(a)	294,105	471,340
Anadolu Sigorta	4,653,716	2,227,437
Aselsan Elektronik Sanayi ve Ticaret A.S.(a)	464,659	1,834,197
Bagfas Bandirma Gubre Fabrik	2,839	258,792
Cimsa Cimento Sanayi ve Tica	125,519	507,625
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	526,018	608,211
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	59,386	1,488,283
Hurriyet Gazetecilik A.S.	1,210,461	618,429
Koza Altin Isletmeleri A.S.	63,872	762,569
Pinar SUT Mamulleri Sanayii A.S.	42,383	332,782
Sekerbank TAS	333,366	168,525
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	648,348	603,212
Tekfen Holding A.S.(a)	182,104	558,226
Tofas Turk Otomobil Fabrikasi A.S.	986,723	3,523,537
Trakya Cam Sanayi A.S.	1,198,383	1,972,116
Turcas Petrol A.S.(a)	328,182	455,355
Turk Traktor ve Ziraat Makineleri A.S.(a)	92,568	1,782,212
Ulker Biskuvi Sanayi A.S.	634,043	1,882,233
Yazicilar Holding A.S. Class A	175,089	887,003

Total Turkey		27,350,715
TOTAL COMMON STOCKS (Cost: $801,230,894)		694,208,785
EXCHANGE-TRADED FUND – 0.9%
United States – 0.9%
WisdomTree India Earnings Fund(a)(b) (Cost: $7,900,905)	350,625	6,363,844
RIGHTS – 0.0%
Brazil – 0.0%
Lojas Americanas S.A., expiring 10/24/11*	45	1,697
South Korea – 0.0%
Jeonbuk Bank, expiring 12/14/11*	21,003	—
Lock & Lock Co., Ltd., expiring 10/14/11*	1,690	7,317

Total South Korea		7,317
TOTAL RIGHTS (Cost: $0)		9,014
WARRANTS – 0.0%
Malaysia – 0.0%
Kulim Malaysia Bhd, expiring 2/27/16* (Cost: $0)	272,250	88,689
TOTAL LONG-TERM INVESTMENTS (Cost: $809,131,799)		700,670,332
SHORT-TERM INVESTMENT – 0.5%
MONEY MARKET FUND – 0.5%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $3,476,843)	3,476,843	3,476,843

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	105

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2011

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
MONEY MARKET FUND – 3.0%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $21,443,788)(e)	21,443,788	$21,443,788
TOTAL INVESTMENTS IN SECURITIES – 103.3% (Cost: $834,052,430)(f)		725,590,963
Liabilities in Excess of Foreign Currency and Other Assets – (3.3)%		(23,443,683)

NET ASSETS – 100.0%		$702,147,280

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $14,612,850 and the total market value of the collateral held by the Fund was $21,443,788.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

106	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 100.0%
Jordan – 1.8%
Arab Bank PLC	28,740	$324,494
Kuwait – 27.7%
Agility	170,000	190,253
Ahli United Bank	60,000	203,610
Gulf Cable & Electrical Industries Co.	21,000	112,202
Kuwait Finance House	89,146	289,644
Kuwait Foods Americana	40,000	213,718
Kuwait Projects Co. Holdings KSC	107,008	121,688
Mobile Telecommunications Co. KSC	767,624	2,604,933
National Bank of Kuwait	192,517	736,708
National Mobile Telecommunication Co. KSC	65,000	441,155

Total Kuwait		4,913,911
Morocco – 11.9%
Attijariwafa Bank	3,658	165,278
Douja Promotion Groupe Addoha S.A.	2,571	24,934
Maroc Telecom S.A.	111,754	1,915,776

Total Morocco		2,105,988
Oman – 5.6%
Oman Telecommunications Co. SAOG	244,608	728,012
Omani Qatari Telecommunications Co. SAOG	156,284	258,951

Total Oman		986,963
Qatar – 34.0%
Al Khaliji	35,750	166,896
Al-Khalij Holding Co.	24,934	103,187
Commercial Bank of Qatar QSC (The)	31,321	681,209
Doha Bank QSC	27,207	456,501
Gulf International Services OSC	17,512	117,821
Industries Qatar QSC	38,352	1,304,905
Qatar Electricity & Water Co.	9,221	348,177
Qatar Gas Transport Co. Nakilat	47,132	221,584
Qatar Insurance Co.	10,278	224,386
Qatar International Islamic Bank	21,136	309,364
Qatar Islamic Bank	21,190	466,104
Qatar National Bank S.A.Q	22,075	862,631
Qatar Telecom Q-Tel QSC	19,007	766,230

Total Qatar		6,028,995
United Arab Emirates – 19.0%
Air Arabia	1,854,021	317,500
Aramex PJSC	263,284	129,026
DP World Ltd.	27,608	281,878
Dubai Investments PJSC	1,464,507	295,055
Dubai Islamic Bank PJSC	759,858	409,615
Emaar Properties PJSC	518,119	387,919
First Gulf Bank PJSC	132,814	517,081
National Bank of Abu Dhabi PJSC	216,699	625,378
Union National Bank PJSC	374,312	312,861
Waha Capital PJSC	616,012	102,305

Total United Arab Emirates		3,378,618

TOTAL COMMON STOCKS (Cost: $17,534,628)		$17,738,969
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(a)
(Cost: $2,928)	2,928	2,928
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $17,537,556)(b)		17,741,897
Liabilities in Excess of Cash, Foreign Currency and Other Assets – 0.0%		(7,502)

NET ASSETS – 100.0%		$17,734,395
(a)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	107

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 97.8%
Australia – 11.9%
Adelaide Brighton Ltd.	2,398	$6,153
AGL Energy Ltd.	1,420	19,735
Alumina Ltd.	4,535	6,523
Amalgamated Holdings Ltd.	1,295	7,174
Amcor Ltd.	3,170	21,351
AMP Ltd.	6,763	25,963
APN News & Media Ltd.	6,284	5,130
Australia & New Zealand Banking Group Ltd.	8,943	169,662
Bank of Queensland Ltd.	1,252	8,749
Bendigo and Adelaide Bank Ltd.	1,637	13,508
BHP Billiton Ltd.	4,181	142,304
BlueScope Steel Ltd.	7,188	5,100
Boral Ltd.	1,566	5,327
Bradken Ltd.	808	5,183
Brambles Ltd.	3,149	19,802
BT Investment Management Ltd.	3,526	6,785
Cabcharge Australia Ltd.	1,450	6,144
Caltex Australia Ltd.	836	8,799
Campbell Brothers Ltd.	184	7,452
Challenger Infrastructure Fund Class A(a)	8,516	8,401
Coca-Cola Amatil Ltd.	1,978	22,934
Cochlear Ltd.	99	4,464
Commonwealth Bank of Australia	5,060	224,007
Computershare Ltd.	1,318	9,569
Consolidated Media Holdings Ltd.	7,141	16,657
Crown Ltd.	1,854	14,361
CSL Ltd.	879	25,356
CSR Ltd.	4,034	9,135
David Jones Ltd.(b)	3,135	9,202
Envestra Ltd.(a)	17,556	11,347
Fairfax Media Ltd.(b)	5,958	4,777
Fleetwood Corp., Ltd.	717	7,895
Flight Centre Ltd.	316	5,221
Fortescue Metals Group Ltd.	1,202	5,164
Foster’s Group Ltd.	6,815	34,972
Goodman Fielder Ltd.	11,146	5,200
GWA Group Ltd.	2,826	5,493
Harvey Norman Holdings Ltd.	4,283	8,991
Incitec Pivot Ltd.	2,493	7,923
Insurance Australia Group Ltd.	6,538	19,190
Invocare Ltd.	1,011	6,780
IOOF Holdings Ltd.	1,135	6,001
Iress Market Technology Ltd.	933	6,347
JB Hi-Fi Ltd.	545	8,051
Leighton Holdings Ltd.	1,119	20,316
Lend Lease Group(a)	1,157	7,916
MacArthur Coal Ltd.	712	11,017
Macquarie Group Ltd.	1,139	25,317
Metcash Ltd.	3,363	13,434
Monadelphous Group Ltd.	377	6,375
Myer Holdings Ltd.(b)	3,910	7,752

National Australia Bank Ltd.	7,247	$157,560
Newcrest Mining Ltd.	443	14,673
OneSteel Ltd.	6,092	7,342
Orica Ltd.	755	17,229
Origin Energy Ltd.	1,580	20,577
OZ Minerals Ltd.	1,047	9,586
Perpetual Ltd.	253	5,124
Platinum Asset Management Ltd.	4,643	17,238
QBE Insurance Group Ltd.	4,095	51,262
Ramsay Health Care Ltd.	426	7,867
Rio Tinto Ltd.	418	25,107
Salmat Ltd.(b)	2,321	5,842
Santos Ltd.	1,048	11,581
Seven West Media Ltd.	1,891	4,834
Sonic Healthcare Ltd.	1,142	12,653
Suncorp Group Ltd.	3,063	23,756
TABCORP Holdings Ltd.	5,953	14,927
Tatts Group Ltd.	4,080	8,843
Telstra Corp., Ltd.	63,296	190,704
Toll Holdings Ltd.	1,993	8,542
Transfield Services Ltd.	1,989	3,663
UGL Ltd.	594	6,604
Wesfarmers Ltd.	3,093	94,962
Westpac Banking Corp.	11,450	226,349
Woodside Petroleum Ltd.	996	31,441
Woolworths Ltd.	2,956	71,421
WorleyParsons Ltd.	416	10,633

Total Australia		2,130,729
Austria – 0.6%
Andritz AG	102	8,430
Erste Group Bank AG	416	10,806
Oesterreichische Post AG	784	22,468
OMV AG	537	16,226
Raiffeisen International Bank AG	157	4,667
Strabag SE	237	7,310
Telekom Austria AG	1,818	18,487
Verbund AG(b)	260	7,561
Voestalpine AG	232	6,831

Total Austria		102,786
Belgium – 1.2%
Ageas	3,842	6,773
Anheuser-Busch InBev N.V.	1,283	68,469
Bekaert S.A.(b)	88	3,645
Belgacom S.A.	1,151	34,994
Cofinimmo	69	8,178
Delhaize Group S.A.	139	8,189
Elia System Operator S.A./N.V.	223	9,090
EVS Broadcast Equipment S.A.	107	5,606
Groupe Bruxelles Lambert S.A.	383	27,215
KBC Groep N.V.	422	9,908
Mobistar S.A.	145	8,356
Solvay S.A.	103	9,812

See Notes to Financial Statements.

108	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2011

Investments	Shares	Fair Value

UCB S.A.	223	$9,598
Umicore S.A.	129	4,754

Total Belgium		214,587
Denmark – 0.3%
Carlsberg A/S Class B	110	6,561
FLSmidth & Co. A/S	110	5,565
H. Lundbeck A/S	456	8,748
Novo Nordisk A/S Class B	348	34,887
Pandora A/S	213	1,433

Total Denmark		57,194
Finland – 1.5%
Elisa Oyj	593	12,229
Fortum Oyj	1,526	36,240
Kone Oyj Class B	241	11,576
Konecranes Oyj	171	3,485
Metso Oyj	317	9,395
Neste Oil Oyj	556	4,875
Nokia Oyj	14,852	84,650
Orion Oyj Class B	471	9,567
Pohjola Bank PLC Class A	862	9,177
Rautaruukki Oyj	385	3,913
Sampo Oyj Class A	1,079	27,405
Sanoma Oyj(b)	722	8,573
Stora Enso Oyj Class R	2,027	12,026
UPM-Kymmene Oyj	1,155	13,211
Wartsila Oyj	394	9,468
YIT Oyj	338	5,138

Total Finland		260,928
France – 10.5%
Accor S.A.	341	9,219
Aeroports de Paris	96	7,297
Air Liquide S.A.	284	33,524
Alstom S.A.	351	11,715
Arkema S.A.	85	5,018
AXA S.A.	4,080	54,194
BNP Paribas S.A.	2,019	81,402
Bouygues S.A.(b)	787	26,329
Bureau Veritas S.A.	125	9,083
Cap Gemini S.A.	249	8,387
Carrefour S.A.	954	21,939
Casino Guichard Perrachon S.A.	206	16,235
Christian Dior S.A.	152	17,243
Cie de Saint-Gobain	514	19,910
Cie Generale des Etablissements Michelin Class B	231	14,012
Cie Generale d’Optique Essilor International S.A.	126	9,127
CNP Assurances	1,201	17,814
Credit Agricole S.A.	4,130	28,981
Danone	608	37,688
Edenred	377	9,074
EDF S.A.	3,343	97,825
Eiffage S.A.	154	4,811
Euler Hermes S.A.	118	7,162

Eutelsat Communications S.A.	266	$10,778
France Telecom S.A.	10,261	169,336
GDF Suez	5,678	170,952
Hermes International	43	13,030
ICADE	88	6,947
Klepierre	397	11,271
Lafarge S.A.	521	18,175
Lagardere SCA	295	7,328
Legrand S.A.	379	11,968
L’Oreal S.A.	481	47,356
LVMH Moet Hennessy Louis Vuitton S.A.	343	45,859
M6 - Metropole Television S.A.	1,064	17,431
Natixis	7,763	24,810
Neopost S.A.	143	10,560
Nexity S.A.(b)	183	5,107
PagesJaunes Groupe(b)	1,335	5,311
Pernod-Ricard S.A.	242	19,102
Peugeot S.A.	336	7,287
PPR	175	22,874
Publicis Groupe S.A.	147	6,195
Rallye S.A.	263	7,636
Remy Cointreau S.A.	85	5,913
Rexel S.A.	383	5,776
Safran S.A.	318	9,886
Sanofi	2,501	165,599
Schneider Electric S.A.	622	33,857
SCOR SE	444	9,677
Societe Generale S.A.	1,235	33,140
Societe Immobiliere de Location pour l’Industrie et le Commerce	63	6,125
Societe Television Francaise 1	464	5,840
Sodexo	170	11,310
Suez Environnement Co.	909	12,745
Technip S.A.	114	9,258
Total S.A.(b)	5,636	251,317
Vallourec S.A.	105	6,128
Veolia Environnement S.A.	1,143	16,977
Vinci S.A.	898	39,061
Vivendi S.A.	3,621	74,502

Total France		1,884,413
Germany – 6.6%
Adidas AG	144	8,844
Aixtron SE N.A.	158	2,326
Allianz SE	842	80,051
Axel Springer AG	210	7,305
BASF SE	1,251	77,352
Bayer AG	853	47,438
Bayerische Motoren Werke AG	485	32,513
Beiersdorf AG	257	13,836
Bilfinger Berger SE	110	8,377
Daimler AG	1,867	84,242
Deutsche Bank AG	613	21,647
Deutsche Boerse AG*	287	14,536

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	109

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2011

Investments	Shares	Fair Value

Deutsche Lufthansa AG	780	$10,210
Deutsche Post AG	2,454	31,691
Deutsche Telekom AG	11,761	139,351
E.ON AG	6,385	140,109
Fielmann AG	86	8,682
Fraport AG Frankfurt Airport Services Worldwide	122	7,275
Fresenius Medical Care AG & Co. KGaA	272	18,619
Fresenius SE & Co KGaA	100	8,942
Hannover Rueckversicherung AG	325	14,843
Henkel AG & Co. KGaA	341	15,075
Hochtief AG	121	7,648
Infineon Technologies AG	823	6,170
K+S AG	151	8,019
Linde AG	142	19,195
Merck KGaA	159	13,120
Metro AG	410	17,565
Muenchener Rueckversicherungs AG	479	60,122
RWE AG	1,826	67,912
SAP AG	759	39,018
Siemens AG	1,063	97,155
SMA Solar Technology AG(b)	68	3,592
Suedzucker AG	259	7,433
ThyssenKrupp AG	338	8,410
United Internet AG Registered Shares	374	6,388
Volkswagen AG	230	28,758
Wacker Chemie AG	51	4,602

Total Germany		1,188,371
Hong Kong – 4.7%
Bank of East Asia Ltd.(b)	3,152	9,778
BOC Hong Kong Holdings Ltd.	18,476	39,635
Cathay Pacific Airways Ltd.	10,000	16,442
Cheung Kong Holdings Ltd.	2,419	26,599
China Merchants Holdings International Co., Ltd.	4,000	10,893
China Mobile Ltd.	34,000	336,735
China Overseas Land & Investment Ltd.	6,000	8,725
China Resources Enterprise Ltd.	2,000	6,731
China Resources Power Holdings Co., Ltd.	4,000	6,094
China Unicom Hong Kong Ltd.	6,318	13,180
Citic Pacific Ltd.	4,770	6,826
CLP Holdings Ltd.	3,034	27,496
CNOOC Ltd.	45,207	75,493
Fosun International Ltd.	12,266	6,240
Guangdong Investment Ltd.(b)	12,670	7,926
Hang Lung Properties Ltd.	4,000	12,024
Hang Seng Bank Ltd.	3,349	39,514
Henderson Land Development Co., Ltd.	2,000	9,108
Hong Kong & China Gas Co., Ltd.	6,288	14,232
Hong Kong Exchanges and Clearing Ltd.	1,137	16,752
Hutchison Whampoa Ltd.	3,164	23,756
MTR Corp.	5,501	16,606
New World Development Ltd.	6,706	6,512
PCCW Ltd.	18,000	6,752
Power Assets Holdings Ltd.	3,459	26,593

Shanghai Industrial Holdings Ltd.	2,000	$5,665
Shougang Fushan Resources Group Ltd.	11,263	3,820
Sino Land Co., Ltd.	6,892	9,225
SJM Holdings Ltd.	5,000	9,056
Sun Hung Kai Properties Ltd.	2,525	29,338
Television Broadcasts Ltd.	1,000	5,498
Wharf Holdings Ltd.	2,463	12,307

Total Hong Kong		845,551
Ireland – 0.2%
CRH PLC	1,445	22,577
DCC PLC	387	9,751

Total Ireland		32,328
Italy – 3.6%
A2A SpA	7,716	9,695
ACEA SpA	774	6,257
Assicurazioni Generali SpA	2,519	40,354
Atlantia SpA	1,374	19,947
Banca Carige SpA(b)	4,144	8,084
Banca Monte dei Paschi di Siena SpA	11,636	6,543
Banca Piccolo Credito Valtellinese SCRL	2,319	6,969
Banca Popolare dell’Emilia Romagna SCRL*(b)	629	6,186
Credito Emiliano SpA	1,084	4,349
Enel Green Power SpA	2,911	6,706
Enel SpA	20,111	89,637
ENI SpA	10,421	184,840
Exor SpA	208	4,133
Fiat SpA(b)	1,039	5,707
Finmeccanica SpA	1,309	9,177
Intesa Sanpaolo SpA	20,902	33,373
Intesa Sanpaolo SpA RSP	3,625	4,732
Iren SpA	4,924	5,791
Luxottica Group SpA	412	10,591
Mediaset SpA	4,869	15,483
Mediobanca SpA	802	6,365
Parmalat SpA	1,719	3,656
Pirelli & C SpA	944	6,801
Saipem SpA	376	13,399
Snam Rete Gas SpA	7,865	36,512
Telecom Italia SpA	31,684	34,837
Telecom Italia SpA RSP	21,701	21,342
Terna Rete Elettrica Nazionale SpA	4,870	18,165
UniCredit SpA	16,272	17,520

Total Italy		637,151
Japan – 15.1%
Aeon Co., Ltd.	1,151	15,664
Aisin Seiki Co., Ltd.	300	10,143
Ajinomoto Co., Inc.	864	10,312
Asahi Glass Co., Ltd.	1,000	9,886
Asahi Group Holdings Ltd.	400	8,557
Asahi Kasei Corp.	1,773	10,788
Astellas Pharma, Inc.	779	29,723
Bank of Yokohama Ltd. (The)	4,000	20,291

See Notes to Financial Statements.

110	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2011

Investments	Shares	Fair Value

Bridgestone Corp.	549	$12,621
Brother Industries Ltd.	500	5,948
Canon, Inc.	1,700	78,295
Century Tokyo Leasing Corp.	500	10,009
Chiba Bank Ltd. (The)	2,000	13,985
Chiyoda Co., Ltd.	519	8,780
Chubu Electric Power Co., Inc.	1,500	28,451
Chugai Pharmaceutical Co., Ltd.	646	11,054
Chugoku Electric Power Co., Inc. (The)	835	14,852
Coca-Cola West Co., Ltd.	391	7,538
Cosmo Oil Co., Ltd.	3,000	7,551
Dai Nippon Printing Co., Ltd.	1,386	14,529
Daihatsu Motor Co., Ltd.	1,000	18,280
Dai-ichi Life Insurance Co., Ltd. (The)	6	6,321
Daiichi Sankyo Co., Ltd.	1,170	24,590
Daikin Industries Ltd.	200	5,802
Daio Paper Corp.	1,000	9,393
Daito Trust Construction Co., Ltd.	194	17,970
Daiwa House Industry Co., Ltd.	612	7,972
Daiwa Securities Group, Inc.	1,850	7,008
Denso Corp.	576	18,764
East Japan Railway Co.	400	24,442
Eisai Co., Ltd.	655	26,555
Electric Power Development Co., Ltd.	400	11,894
FamilyMart Co., Ltd.	200	7,701
FANUC Corp.	200	28,101
Fast Retailing Co., Ltd.	89	16,154
Fuji Heavy Industries Ltd.	1,000	5,942
FUJIFILM Holdings Corp.	398	9,372
Fujitsu Ltd.	3,000	14,362
Fukuoka Financial Group, Inc.	2,000	8,485
Hankyu Hanshin Holdings, Inc.	2,000	8,614
Hirose Electric Co., Ltd.	100	9,393
Hitachi Capital Corp.	600	7,574
Hitachi Ltd.	2,000	10,093
Hokkaido Electric Power Co., Inc.	600	8,921
Hokuriku Electric Power Co.	500	9,347
Honda Motor Co., Ltd.	1,300	38,774
Hoya Corp.	788	18,432
Ibiden Co., Ltd.	200	4,302
Inpex Corp.	2	12,558
ITOCHU Corp.	1,400	13,586
Itochu Techno-Solutions Corp.	200	9,081
Japan Tobacco, Inc.	8	37,727
JFE Holdings, Inc.	600	12,276
JS Group Corp.	397	11,244
JX Holdings, Inc.	3,000	17,125
Kajima Corp.(b)	2,479	8,265
Kansai Electric Power Co., Inc. (The)	1,600	27,981
Kao Corp.	704	19,765
Kawasaki Heavy Industries Ltd.	2,000	5,189
Kawasaki Kisen Kaisha Ltd.	2,000	4,229
KDDI Corp.	4	27,815

Keisei Electric Railway Co., Ltd.	1,000	$6,850
Kintetsu Corp.	3,000	11,365
Kirin Holdings Co., Ltd.	1,000	13,194
Kobe Steel Ltd.	5,000	8,498
Komatsu Ltd.	500	11,021
Konami Corp.	310	10,533
Konica Minolta Holdings, Inc.*	1,000	6,941
Kubota Corp.	2,000	16,321
Kuraray Co., Ltd.	500	6,908
Kyocera Corp.	161	13,660
Kyowa Hakko Kirin Co., Ltd.	1,000	11,261
Kyushu Electric Power Co., Inc.	1,100	17,881
Lawson, Inc.	234	13,297
Lion Corp.	2,000	12,117
Makita Corp.	200	7,242
Marubeni Corp.	2,000	11,391
Marui Group Co., Ltd.	900	6,877
Maruichi Steel Tube Ltd.	278	6,625
MEIJI Holdings Co., Ltd.	183	8,749
Mitsubishi Chemical Holdings Corp.	1,609	11,043
Mitsubishi Corp.	1,700	35,112
Mitsubishi Electric Corp.	1,000	9,017
Mitsubishi Estate Co., Ltd.	1,000	16,450
Mitsubishi Heavy Industries Ltd.	2,000	8,537
Mitsubishi Tanabe Pharma Corp.	552	10,320
Mitsubishi UFJ Financial Group, Inc.	17,200	78,993
Mitsui & Co., Ltd.	2,300	33,838
Mitsui Chemicals, Inc.	2,000	6,772
Mitsui Fudosan Co., Ltd.	713	11,498
Mitsui O.S.K. Lines Ltd.	2,000	7,784
Mizuho Financial Group, Inc.	44,500	65,815
MS&AD Insurance Group Holdings	699	15,380
Murata Manufacturing Co., Ltd.	200	10,963
Nagoya Railroad Co., Ltd.	3,000	8,796
NEC Mobiling Ltd.	262	9,517
Nidec Corp.	100	8,186
Nintendo Co., Ltd.	300	44,214
Nippon Express Co., Ltd.	1,961	8,446
Nippon Paper Group, Inc.	400	10,732
Nippon Sheet Glass Co., Ltd.	2,000	4,541
Nippon Steel Corp.	5,000	14,530
Nippon Telegraph & Telephone Corp.	1,883	91,121
Nippon Yusen K.K.	4,000	10,950
Nishi-Nippon Railroad Co., Ltd.	2,000	9,497
Nissan Motor Co., Ltd.	2,600	23,376
Nissin Foods Holdings Co., Ltd.	200	8,096
Nitto Denko Corp.	178	7,136
NKSJ Holdings, Inc.	750	16,804
Nomura Holdings, Inc.	3,400	12,615
Nomura Research Institute Ltd.	500	11,514
NTT DoCoMo, Inc.	64	117,654
Obayashi Corp.	1,000	5,021
OJI Paper Co., Ltd.	2,000	11,079

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	111

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2011

Investments	Shares	Fair Value

Olympus Corp.*	200	$6,271
Ono Pharmaceutical Co., Ltd.	400	24,001
Oracle Corp.	362	12,854
Oriental Land Co., Ltd.	100	10,729
ORIX Corp.	90	7,169
Osaka Gas Co., Ltd.	3,000	12,532
Otsuka Holdings Co., Ltd.	400	11,028
Panasonic Corp.	1,097	10,731
Resona Holdings, Inc.	3,500	16,892
Ricoh Co., Ltd.	2,000	16,969
Rohm Co., Ltd.	200	10,535
Saibu Gas Co., Ltd.	4,000	10,898
Sankyo Co., Ltd.	179	9,765
Secom Co., Ltd.	340	16,541
Sega Sammy Holdings, Inc.	400	9,471
Sekisui House Ltd.	1,000	9,536
Seven & I Holdings Co., Ltd.	973	27,632
Sharp Corp.	1,000	8,511
Shikoku Electric Power Co., Inc.	500	13,869
Shin-Etsu Chemical Co., Ltd.	439	21,813
Shionogi & Co., Ltd.	500	7,479
Shiseido Co., Ltd.(b)	663	12,962
Shizuoka Bank Ltd. (The)	1,000	10,573
Showa Denko K.K.	3,000	5,994
Showa Shell Sekiyu K.K.	743	5,369
Sojitz Corp.	4,300	7,977
Sumitomo Chemical Co., Ltd.	2,000	7,810
Sumitomo Corp.	1,600	20,073
Sumitomo Electric Industries Ltd.	751	8,934
Sumitomo Metal Industries Ltd.	7,538	15,843
Sumitomo Metal Mining Co., Ltd.	1,000	13,454
Sumitomo Mitsui Financial Group, Inc.	2,200	62,963
Sumitomo Mitsui Trust Holdings, Inc.	2,754	9,254
Suzuki Motor Corp.	300	6,702
T&D Holdings, Inc.	700	6,693
Taisei Corp.	2,947	8,220
Takashimaya Co., Ltd.	1,000	7,369
Takeda Pharmaceutical Co., Ltd.	1,507	71,948
TDK Corp.	200	7,091
Tohoku Electric Power Co., Inc.	1,400	19,616
Tokio Marine Holdings, Inc.	990	25,482
Tokyo Electron Ltd.	200	9,237
Tokyo Gas Co., Ltd.	3,000	14,050
Tokyu Corp.	2,000	10,119
TonenGeneral Sekiyu K.K.	1,271	14,725
Toppan Printing Co., Ltd.(b)	1,707	12,601
Toray Industries, Inc.	1,000	7,097
Toshiba Corp.	2,000	8,303
Toyota Industries Corp.	400	11,832
Toyota Motor Corp.	2,400	83,695
Toyota Tsusho Corp.	500	8,699
Trend Micro, Inc.	273	8,642
USS Co., Ltd.	110	9,419

Yahoo! Japan Corp.	44	$13,843

Total Japan		2,698,269
Netherlands – 2.0%
Akzo Nobel N.V.	256	11,446
ASML Holding N.V.	303	10,603
Delta Lloyd N.V.	506	8,113
European Aeronautic Defence and Space Co. N.V.	358	10,185
Exact Holding N.V.	300	7,064
Fugro N.V. CVA	115	5,871
Heineken Holding N.V.	292	11,336
Heineken N.V.	412	18,540
Koninklijke Ahold N.V.	1,781	21,066
Koninklijke Boskalis Westminster N.V.	170	5,300
Koninklijke DSM N.V.	215	9,483
Koninklijke KPN N.V.	4,986	66,235
Koninklijke Philips Electronics N.V.	1,514	27,525
PostNL N.V.	1,339	5,947
Randstad Holding N.V.	276	8,950
Reed Elsevier N.V.	2,080	22,965
SBM Offshore N.V.	281	4,965
STMicroelectronics N.V.	1,381	9,098
Unilever N.V. CVA	2,476	78,915
Wolters Kluwer N.V.	489	8,021

Total Netherlands		351,628
New Zealand – 0.2%
Sky City Entertainment Group Ltd.	2,715	6,952
Telecom Corp. of New Zealand Ltd.	5,456	11,010
Vector Ltd.	5,079	9,939
Warehouse Group Ltd. (The)	6,467	15,819

Total New Zealand		43,720
Norway – 1.7%
ABG Sundal Collier Holding ASA	8,102	5,617
Aker ASA Class A	398	8,067
Aker Solutions ASA	417	4,038
DnB NOR ASA	3,323	33,621
Fred Olsen Energy ASA	389	11,204
Gjensidige Forsikring ASA	1,466	15,257
Leroey Seafood Group ASA	307	4,327
Marine Harvest ASA	33,031	14,504
Norsk Hydro ASA	1,886	8,696
Orkla ASA	2,187	16,781
Statoil ASA	6,229	134,744
Telenor ASA	2,877	44,740
Yara International ASA	215	8,335

Total Norway		309,931
Portugal – 0.6%
Banco Espirito Santo S.A.	3,436	9,220
Brisa Auto-Estradas de Portugal S.A.	2,476	8,830
Cimpor Cimentos de Portugal, SGPS, S.A.	1,364	9,187
EDP-Energias de Portugal S.A.	9,213	28,616
Galp Energia, SGPS, S.A. Class B	358	6,600

See Notes to Financial Statements.

112	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2011

Investments	Shares	Fair Value

Mota-Engil, SGPS, S.A.	3,182	$4,414
Portugal Telecom, SGPS, S.A.	3,308	24,411
REN - Redes Energeticas Nacionais S.A.	2,446	6,924
Sonae	10,752	7,574
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	1,595	4,871

Total Portugal		110,647
Singapore – 2.1%
Cityspring Infrastructure Trust	24,359	7,290
DBS Group Holdings Ltd.	2,793	25,377
Fraser and Neave Ltd.	2,542	11,295
Jardine Cycle & Carriage Ltd.	433	13,949
Keppel Corp., Ltd.	4,029	23,962
Keppel Land Ltd.(b)	4,000	7,950
M1 Ltd.	5,000	9,439
Neptune Orient Lines Ltd.(b)	5,000	4,202
Oversea-Chinese Banking Corp., Ltd.	4,575	28,543
Sakari Resources Ltd.	3,000	4,604
SembCorp Industries Ltd.	3,568	9,364
SembCorp Marine Ltd.(b)	6,000	14,964
Singapore Exchange Ltd.	3,491	17,762
Singapore Post Ltd.	12,000	9,439
Singapore Press Holdings Ltd.	5,540	15,985
Singapore Technologies Engineering Ltd.	7,128	15,371
Singapore Telecommunications Ltd.	30,000	73,210
StarHub Ltd.	6,438	14,130
Transpac Industrial Holdings Ltd.	6,000	7,390
United Overseas Bank Ltd.	2,000	26,092
UOB-Kay Hian Holdings Ltd.	13,082	15,310
Venture Corp., Ltd.	1,458	7,474
Wilmar International Ltd.	3,019	12,210
Yangzijiang Shipbuilding Holdings Ltd.	7,000	4,781

Total Singapore		380,093
Spain – 6.3%
Abertis Infraestructuras, S.A.	599	9,323
Acciona S.A.(b)	102	8,711
Acerinox S.A.(b)	565	6,423
ACS Actividades de Construccion y Servicios, S.A.	789	28,148
Antena 3 de Television S.A.	926	5,479
Banco Bilbao Vizcaya Argentaria S.A.	8,957	74,269
Banco de Sabadell S.A.	2,761	9,947
Banco Espanol de Credito S.A.	2,009	12,124
Banco Popular Espanol S.A.	1,945	9,082
Banco Santander S.A.	25,889	216,192
Bankinter S.A.	1,125	6,180
Bankinter S.A. - Temp Line*	14	77
Bolsas y Mercados Espanoles S.A.	318	8,572
CaixaBank	9,364	41,699
Ebro Foods S.A.	303	5,222
Enagas S.A.	488	9,042
Endesa S.A.	2,107	49,274
Ferrovial S.A.	1,666	19,203

Fomento de Construcciones y Contratas S.A.	466	$11,629
Gas Natural SDG S.A.(b)	2,145	36,780
Iberdrola S.A.	11,082	75,399
Inditex S.A.	585	50,516
Indra Sistemas S.A.	594	8,639
Mapfre S.A.(b)	6,261	19,640
Mediaset Espana Comunicacion S.A.	1,037	5,969
Obrascon Huarte Lain S.A.	168	4,190
Red Electrica Corp. S.A.	205	9,412
Repsol YPF S.A.	2,082	55,813
Telefonica S.A.	15,548	300,916
Zardoya Otis S.A.	1,573	20,176

Total Spain		1,118,046
Sweden – 3.0%
Alfa Laval AB	494	7,854
Assa Abloy AB Class B	437	9,080
Atlas Copco AB Class A	1,379	24,716
Boliden AB	760	7,951
Castellum AB	696	8,548
Electrolux AB Series B	568	8,411
Hennes & Mauritz AB Class B	3,329	100,187
KappAhl AB*(b)	1,479	2,993
Kinnevik Investment AB Class B	337	6,290
Kungsleden AB	890	6,090
NCC AB Class B	370	6,088
Nordea Bank AB	6,034	49,374
Peab AB	1,254	6,162
Ratos AB Class B	444	5,152
Sandvik AB	1,458	16,983
Scania AB Class B	1,177	17,008
Securitas AB Class B	1,271	9,345
Skandinaviska Enskilda Banken AB Class A	2,849	15,506
Skanska AB Class B	930	12,986
SKF AB Class B	568	10,825
Svenska Cellulosa AB Class B	1,230	15,106
Svenska Handelsbanken AB Class A	1,252	32,101
Swedbank AB Class A	695	7,751
Swedish Match AB	427	14,175
Tele2 AB Class B	935	17,180
Telefonaktiebolaget LM Ericsson Class B	3,398	32,975
TeliaSonera AB	10,250	68,112
Volvo AB Class B	2,196	21,822

Total Sweden		540,771
Switzerland – 7.0%
ABB Ltd.	2,554	44,343
Actelion Ltd.	173	5,771
Adecco S.A.	221	8,801
Baloise Holding AG	161	11,876
BKW FMB Energie AG	119	5,607
Cie Financiere Richemont S.A. Class A	186	8,386
Credit Suisse Group AG	1,593	42,092
GAM Holding AG	450	5,673

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	113

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2011

Investments	Shares	Fair Value

Geberit AG	62	$11,515
Givaudan S.A.	12	9,393
Holcim Ltd.	336	18,015
Kuehne + Nagel International AG	210	23,768
Lonza Group AG	90	5,450
Nestle S.A.	4,701	259,298
Novartis AG	4,328	242,059
Partners Group Holding AG	100	16,514
Roche Holding AG	339	57,215
Roche Holding AG - Genusschein	1,210	195,961
Schindler Holding AG	217	23,831
SGS S.A.	16	24,485
Sulzer AG	55	5,710
Swatch Group AG (The)	30	9,985
Swiss Re AG	827	38,714
Swisscom AG	107	43,681
Syngenta AG	97	25,470
Transocean Ltd.	188	9,192
Vontobel Holding AG	267	6,761
Zurich Financial Services AG	438	92,104

Total Switzerland		1,251,670
United Kingdom – 18.7%
Aberdeen Asset Management PLC	2,077	5,601
Admiral Group PLC	738	14,520
AMEC PLC	488	6,199
Anglo American PLC	801	27,813
Antofagasta PLC	2,467	35,606
Ashmore Group PLC	2,656	13,426
Associated British Foods PLC	831	14,369
AstraZeneca PLC	3,281	146,588
Atkins WS PLC	635	5,347
Aviva PLC	7,022	33,407
Babcock International Group PLC	753	7,730
BAE Systems PLC	8,151	33,941
Balfour Beatty PLC	1,877	7,474
Barclays PLC	11,341	28,506
Berendsen PLC	1,573	10,549
BG Group PLC	1,481	28,643
BHP Billiton PLC	2,575	69,717
BP PLC	16,160	97,801
British American Tobacco PLC	3,827	162,665
British Land Co. PLC	1,520	11,271
British Sky Broadcasting Group PLC	1,950	20,170
Britvic PLC	1,269	6,227
BT Group PLC	11,864	32,103
Bunzl PLC	684	8,194
Cable & Wireless Communications PLC(b)	19,527	11,331
Cable & Wireless Worldwide PLC	11,972	5,781
Capita Group PLC (The)	1,006	11,072
Carillion PLC	1,445	7,532
Carnival PLC	219	6,874
Centrica PLC	9,391	43,551
Close Brothers Group PLC	643	6,621

Compass Group PLC	2,420	$19,641
Daily Mail & General Trust PLC Class A	1,050	5,939
Diageo PLC	3,554	68,209
Drax Group PLC	1,298	9,704
Electrocomponents PLC	1,868	5,532
Eurasian Natural Resources Corp. PLC	2,435	21,868
Firstgroup PLC	2,211	11,049
Fresnillo PLC	770	19,024
G4S PLC	2,813	11,700
GKN PLC	2,619	7,177
GlaxoSmithKline PLC	11,591	240,693
Go-Ahead Group PLC	315	6,502
Greene King PLC	1,122	7,607
Hammerson PLC	1,071	6,310
Hays PLC	5,709	6,159
Home Retail Group PLC	4,403	7,710
HSBC Holdings PLC	28,539	220,912
ICAP PLC	1,172	7,529
IMI PLC	524	5,796
Imperial Tobacco Group PLC	1,952	66,108
Inmarsat PLC	865	6,624
Intercontinental Hotels Group PLC	407	6,664
International Power PLC	5,434	25,971
Interserve PLC	1,819	8,529
Investec PLC(b)	893	4,863
J. Sainsbury PLC	3,911	16,742
Johnson Matthey PLC	239	5,909
Kingfisher PLC	3,501	13,553
Ladbrokes PLC	3,468	6,434
Legal & General Group PLC	10,665	16,057
Logica PLC	4,527	5,575
Man Group PLC	7,325	19,227
Marks & Spencer Group PLC	3,661	17,942
Marston’s PLC	4,936	7,151
Meggitt PLC	1,316	6,866
Melrose PLC	1,123	5,091
Mondi PLC	738	5,446
National Grid PLC	7,734	76,927
Next PLC	401	15,817
Northumbrian Water Group PLC	1,147	8,282
Old Mutual PLC	7,367	12,050
Pearson PLC	1,204	21,363
Pennon Group PLC	893	9,397
Premier Farnell PLC	1,725	4,152
Provident Financial PLC	703	10,995
Prudential PLC	3,532	30,674
Reckitt Benckiser Group PLC	1,040	53,026
Reed Elsevier PLC	3,121	24,037
Rexam PLC	1,470	7,117
Rio Tinto PLC	1,164	52,377
Royal Dutch Shell PLC Class A	6,297	196,189
Royal Dutch Shell PLC Class B	5,972	187,180
RSA Insurance Group PLC	13,155	22,788

See Notes to Financial Statements.

114	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Equity Fund (HEDJ)

September 30, 2011

Investments	Shares	Fair Value

SABMiller PLC	1,471	$48,294
Sage Group PLC (The)	2,694	10,760
Scottish & Southern Energy PLC	2,059	41,537
Segro PLC	1,790	6,140
Severn Trent PLC	388	9,314
Smiths Group PLC	629	9,794
Standard Chartered PLC	2,608	52,288
Standard Life PLC	7,874	24,532
Tate & Lyle PLC	1,110	10,825
Tesco PLC	12,688	74,713
Thomas Cook Group PLC	4,072	2,530
TUI Travel PLC	3,019	7,022
Unilever PLC	2,172	68,381
United Utilities Group PLC	1,283	12,472
Vedanta Resources PLC	246	4,219
Vodafone Group PLC	122,582	317,468
Weir Group PLC (The)	185	4,464
Whitbread PLC	291	7,181
William Hill PLC	2,011	7,086
WM Morrison Supermarkets PLC	3,793	17,165
Xstrata PLC	1,077	13,771

Total United Kingdom		3,336,769
TOTAL COMMON STOCKS (Cost: $18,938,055)		17,495,582
EXCHANGE-TRADED FUND – 1.8%
United States – 1.8%
WisdomTree DEFA Fund(c) (Cost: $329,072)	7,979	317,564
RIGHTS – 0.0%
Australia – 0.0%
Goodman Fielder Ltd., expiring 10/17/11*	4,644	226
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/11* (b)	8,957	1,322
CaixaBank, expiring 10/14/11*	7,918	648

Total Spain		1,970
TOTAL RIGHTS (Cost: $0)		2,196
TOTAL LONG-TERM INVESTMENTS (Cost: $19,267,127)		17,815,342
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $1,533)	1,533	1,533
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
MONEY MARKET FUND – 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(e)
(Cost: $450,451)(f)	450,451	450,451

Investments	Shares	Fair Value

TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $19,719,111)(g)		$18,267,326
Liabilities in Excess of Cash and Other Assets – (2.1)%		(373,173)

NET ASSETS – 100.0%		$17,894,153
*	Non-income producing security.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(e)	Interest rate shown reflects yield as of September 30, 2011.

(f)	At September 30, 2011, the total market value of the Fund’s securities on loan was $426,495 and the total market value of the collateral held by the Fund was $450,451.

(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	115

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.4%
Australia – 12.8%
Amcor Ltd.	8,301	$55,909
AMP Ltd.	18,594	71,382
Australia & New Zealand Banking Group Ltd.	21,517	408,210
BHP Billiton Ltd.	9,763	332,293
Coca-Cola Amatil Ltd.	5,042	58,461
Commonwealth Bank of Australia	12,154	538,058
CSL Ltd.	1,753	50,567
Foster’s Group Ltd.	17,053	87,510
Leighton Holdings Ltd.	2,842	51,597
Macquarie Group Ltd.	2,602	57,836
National Australia Bank Ltd.	17,816	387,345
QBE Insurance Group Ltd.	10,530	131,815
Rio Tinto Ltd.	891	53,516
Telstra Corp., Ltd.	149,958	451,807
Wesfarmers Ltd.	6,390	196,188
Westpac Banking Corp.	27,304	539,758
Woodside Petroleum Ltd.	2,559	80,781
Woolworths Ltd.	7,295	176,258

Total Australia		3,729,291
Brazil – 11.8%
AES Tiete S.A.	4,200	47,922
Banco Bradesco S.A.	12,101	147,331
Banco do Brasil S.A.	30,200	395,996
Banco Santander Brasil S.A.	39,000	292,671
BM&F Bovespa S.A.	17,400	81,270
CCR S.A.	4,000	104,447
Cia de Bebidas das Americas	10,900	269,116
Cia de Saneamento Basico do Estado de Sao Paulo	1,700	40,058
Cia Energetica de Minas Gerais	5,200	62,470
Cia Siderurgica Nacional S.A.	17,400	138,356
Cielo S.A.	8,100	180,655
CPFL Energia S.A.	11,600	128,420
Itau Unibanco Holding S.A.	13,935	190,755
Light S.A.	5,300	70,667
Natura Cosmeticos S.A.	3,700	63,785
Petroleo Brasileiro S.A.	47,000	527,919
Redecard S.A.	11,200	152,712
Souza Cruz S.A.	15,500	156,399
Tractebel Energia S.A.	800	11,188
Vale S.A.	16,400	375,488

Total Brazil		3,437,625
Canada – 12.7%
Bank of Montreal	4,800	270,252
Bank of Nova Scotia	6,700	338,970
BCE, Inc.	6,900	260,161
Canadian Imperial Bank of Commerce	3,200	225,340
Canadian Oil Sands Ltd.	4,583	89,676
Cenovus Energy, Inc.(a)	3,116	96,496
Crescent Point Energy Corp.	2,900	109,789
Enbridge, Inc.	4,300	138,031

Encana Corp.	3,400	$65,811
Great-West Lifeco, Inc.(a)	9,100	179,983
Husky Energy, Inc.(a)	7,100	154,598
Manulife Financial Corp.	10,100	115,728
Power Financial Corp.	6,600	162,522
Rogers Communications, Inc. Class B	4,000	137,690
Royal Bank of Canada(a)	9,700	447,370
Sun Life Financial, Inc.(a)	5,200	124,904
Suncor Energy, Inc.	2,749	70,595
Thomson Reuters Corp.(a)	5,200	141,721
Toronto-Dominion Bank (The)(a)	5,000	357,900
TransCanada Corp.	5,100	208,199

Total Canada		3,695,736
Chile – 12.0%
AES Gener S.A.	331,730	163,636
Aguas Andinas S.A. Class A	352,014	184,361
Antarchile S.A.	4,491	62,691
Banco de Chile	3,028,260	352,938
Banco de Credito e Inversiones	993	45,783
Banco Santander Chile	5,838,610	417,812
CAP S.A.	2,013	61,393
Cencosud S.A.	18,356	99,162
Cia Cervecerias Unidas S.A.	8,489	88,286
Cia General de Electricidad S.A.	18,952	80,739
Corpbanca	13,396,802	167,884
Empresa Nacional de Electricidad S.A.	242,908	349,345
Empresas CMPC S.A.	42,900	146,793
Empresas COPEC S.A.	18,088	216,486
Enersis S.A.	951,225	327,302
ENTEL Chile S.A.	11,789	224,898
Lan Airlines S.A.	5,875	123,431
Quinenco S.A.	75,527	171,318
SACI Falabella	23,494	186,202

Total Chile		3,470,460
New Zealand – 14.4%
Air New Zealand Ltd.	265,193	220,958
Auckland International Airport Ltd.	193,709	340,564
Contact Energy Ltd.	69,709	290,406
Fisher & Paykel Healthcare Corp., Ltd.	84,686	163,777
Fletcher Building Ltd.	65,500	388,028
Freightways Ltd.	26,415	64,613
Infratil Ltd.	81,686	111,144
Kathmandu Holdings Ltd.	38,050	63,977
Mainfreight Ltd.	7,887	59,082
Nuplex Industries Ltd.	38,474	83,523
NZX Ltd.	27,921	50,156
Port of Tauranga Ltd.	18,963	142,199
Restaurant Brands New Zealand Ltd.	29,831	48,342
Ryman Healthcare Ltd.	38,328	74,710
Sky City Entertainment Group Ltd.	109,238	279,730
Sky Network Television Ltd.	42,343	175,753
Telecom Corp. of New Zealand Ltd.	459,882	928,049

See Notes to Financial Statements.

116	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

September 30, 2011

Investments	Shares	Fair Value

Tower Ltd.	66,174	$70,311
Vector Ltd.	226,437	443,106
Warehouse Group Ltd. (The)	68,453	167,441

Total New Zealand		4,165,869
Norway – 11.8%
Aker ASA Class A	2,619	53,085
Aker Solutions ASA	3,503	33,920
DnB NOR ASA	38,490	389,424
Fred Olsen Energy ASA	3,378	97,295
Gjensidige Forsikring ASA	16,845	175,307
Kongsberg Gruppen AS	1,841	32,142
Leroey Seafood Group ASA	1,764	24,863
Marine Harvest ASA	346,079	151,966
Norsk Hydro ASA	19,579	90,275
Orkla ASA	25,264	193,859
Statoil ASA	70,043	1,515,153
Storebrand ASA	4,922	25,117
Telenor ASA	33,851	526,417
TGS Nopec Geophysical Co. ASA	1,531	28,763
Yara International ASA	2,439	94,552

Total Norway		3,432,138
Russia – 11.1%
Gazprom Neft JSC ADR	13,110	229,818
Gazprom OAO ADR(a)	85,452	816,067
LSR Group OJSC Reg S GDR	1,102	4,066
Lukoil OAO ADR	10,668	542,468
Magnitogorsk Iron & Steel Works GDR	4,767	22,801
MMC Norilsk Nickel OJSC ADR(a)	21,087	453,371
Mobile Telesystems OJSC ADR	20,700	254,610
NovaTek OAO Reg S GDR	366	42,529
Novolipetsk Steel OJSC Reg S GDR	3,667	75,100
Rosneft Oil Co. Reg S GDR	45,568	267,712
Severstal OAO Reg S GDR	4,767	50,244
Sistema JSFC Reg S GDR	900	11,487
Surgutneftegas OJSC ADR(a)	24,846	197,526
Tatneft ADR	3,849	95,609
Uralkali Reg S GDR(a)	3,025	104,362
VTB Bank OJSC GDR(a)	12,469	51,597

Total Russia		3,219,367
South Africa – 12.8%
ABSA Group Ltd.	11,722	195,884
African Bank Investments Ltd.	22,078	90,629
Anglo American Platinum Ltd.(a)	1,248	86,004
Bidvest Group Ltd.	4,708	87,670
Exxaro Resources Ltd.(a)	4,771	101,187
FirstRand Ltd.	105,400	256,974
Impala Platinum Holdings Ltd.	6,602	134,888
Kumba Iron Ore Ltd.(a)	10,793	573,114
MMI Holdings Ltd.	36,511	77,118
MTN Group Ltd.	29,928	493,272
Nedbank Group Ltd.	7,923	134,765
RMB Holdings Ltd.	27,778	87,732

Sanlam Ltd.	41,327	$139,057
Sasol Ltd.	8,871	369,468
Shoprite Holdings Ltd.	5,969	84,273
Standard Bank Group Ltd.	28,724	331,542
Truworths International Ltd.	7,601	66,658
Vodacom Group Ltd.	28,093	315,767
Woolworths Holdings Ltd.	18,176	79,133

Total South Africa		3,705,135
TOTAL COMMON STOCKS (Cost: $34,754,893)		28,855,621
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $15,662)	15,662	15,662
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.3%
MONEY MARKET FUND – 13.3%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $3,874,916)(d)	3,874,916	3,874,916
TOTAL INVESTMENTS IN SECURITIES – 112.8% (Cost: $38,645,471)(e)		32,746,199
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (12.8)%		(3,722,288)

NET ASSETS – 100.0%		$29,023,911

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(c)	Interest rate shown reflects yield as of September 30, 2011.

(d)	At September 30, 2011, the total market value of the Fund’s securities on loan was $3,683,003 and the total market value of the collateral held by the Fund was $3,874,916.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	117

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.2%
Australia – 6.1%
BHP Billiton Ltd.	16,970	$577,590
Fortescue Metals Group Ltd.	19,961	85,748
Rio Tinto Ltd.	6,391	383,866
Santos Ltd.	52,071	575,411
Woodside Petroleum Ltd.	16,877	532,762

Total Australia		2,155,377
Brazil – 2.4%
Petroleo Brasileiro S.A.	41,400	465,018
Vale S.A.	16,800	384,647

Total Brazil		849,665
Canada – 9.2%
Agrium, Inc.	400	26,774
Cameco Corp.(a)	9,803	180,999
Canadian Natural Resources Ltd.	4,000	118,113
Canadian Oil Sands Ltd.	37,731	738,290
Crescent Point Energy Corp.(a)	29,300	1,109,241
Encana Corp.(a)	15,800	305,826
First Quantum Minerals Ltd.	6,066	81,206
Imperial Oil Ltd.(a)	4,600	166,157
Potash Corp. of Saskatchewan, Inc.	1,032	45,061
Silver Wheaton Corp.	1,341	39,816
Suncor Energy, Inc.	5,057	129,865
Talisman Energy, Inc.	15,600	192,820
Teck Resources Ltd. Class B	3,302	97,978

Total Canada		3,232,146
China – 1.9%
China Shenhua Energy Co., Ltd. Class H	106,000	422,788
Yanzhou Coal Mining Co., Ltd. Class H	118,000	259,502

Total China		682,290
France – 3.9%
Technip S.A.	4,468	362,860
Total S.A.	22,901	1,021,188

Total France		1,384,048
Germany – 0.9%
K+S AG	5,634	299,191
Hong Kong – 1.1%
CNOOC Ltd.	235,618	393,466
Indonesia – 0.8%
Adaro Energy Tbk PT	931,500	182,273
Bumi Resources Tbk PT	492,000	109,147

Total Indonesia		291,420
Israel – 1.7%
Israel Chemicals Ltd.	50,294	596,107
Italy – 3.7%
ENI SpA	58,038	1,029,436
Saipem SpA	8,123	289,468

Total Italy		1,318,904

Japan – 2.1%
Inpex Corp.	37	$232,330
Sumitomo Metal Mining Co., Ltd.	37,000	497,782

Total Japan		730,112
Malaysia – 3.2%
IOI Corp. Bhd	411,200	598,928
Kuala Lumpur Kepong Bhd	79,300	524,113

Total Malaysia		1,123,041
Mexico – 4.0%
Grupo Mexico S.A.B de C.V. Series B	168,800	400,343
Industrias Penoles S.A.B de C.V.	27,140	1,003,805

Total Mexico		1,404,148
Norway – 3.1%
Statoil ASA	39,754	859,949
Yara International ASA	5,770	223,684

Total Norway		1,083,633
Poland – 0.5%
KGHM Polska Miedz S.A.	4,581	182,363
Russia – 9.2%
Gazprom OAO ADR(a)	29,929	285,822
Lukoil OAO ADR	11,827	601,403
Magnitogorsk Iron & Steel Works GDR	28,587	136,732
MMC Norilsk Nickel OJSC ADR(a)	29,309	630,143
NovaTek OAO Reg S GDR	722	83,896
Novolipetsk Steel OJSC Reg S GDR	9,495	194,458
Rosneft Oil Co. Reg S GDR	31,994	187,965
Surgutneftegas OJSC ADR	45,203	359,364
Tatneft ADR	16,719	415,300
Uralkali Reg S GDR(a)	9,598	331,131

Total Russia		3,226,214
Singapore – 0.7%
Wilmar International Ltd.	65,000	262,873
South Africa – 5.4%
Anglo American Platinum Ltd.(a)	2,642	182,068
Impala Platinum Holdings Ltd.	19,036	388,932
Kumba Iron Ore Ltd.(a)	25,160	1,336,008

Total South Africa		1,907,008
Spain – 2.2%
Repsol YPF S.A.	28,671	768,588
Switzerland – 1.9%
Syngenta AG	1,785	468,702
Transocean Ltd.	4,086	199,779

Total Switzerland		668,481
Thailand – 1.3%
PTT Exploration & Production PCL	105,400	473,003
United Kingdom – 16.6%
Anglo American PLC	7,192	249,730
Antofagasta PLC	64,011	923,872
BG Group PLC	12,451	240,804

See Notes to Financial Statements.

118	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

September 30, 2011

Investments	Shares	Fair Value

BHP Billiton PLC	17,418	$471,585
BP PLC	56,919	344,477
Eurasian Natural Resources Corp. PLC	44,565	400,226
Fresnillo PLC	20,786	513,554
Kazakhmys PLC	10,720	132,428
Rio Tinto PLC	4,953	222,870
Royal Dutch Shell PLC Class A	22,926	714,282
Royal Dutch Shell PLC Class B	38,303	1,200,528
Tullow Oil PLC	7,097	144,719
Vedanta Resources PLC(a)	11,920	204,444
Xstrata PLC	5,637	72,077

Total United Kingdom		5,835,596
United States – 17.3%
Anadarko Petroleum Corp.	1,373	86,568
Apache Corp.	541	43,410
Archer-Daniels-Midland Co.	15,249	378,328
Baker Hughes, Inc.	2,377	109,722
CF Industries Holdings, Inc.	262	32,328
Chesapeake Energy Corp.	6,382	163,060
Chevron Corp.	6,473	598,882
Cliffs Natural Resources, Inc.	2,024	103,568
ConocoPhillips	10,182	644,724
Consol Energy, Inc.	3,915	132,836
Devon Energy Corp.	2,166	120,083
Diamond Offshore Drilling, Inc.(a)	16,198	886,679
EOG Resources, Inc.	1,192	84,644
Exxon Mobil Corp.	6,163	447,619
Freeport-McMoRan Copper & Gold, Inc.	6,528	198,778
Halliburton Co.	2,593	79,138
Marathon Oil Corp.	8,302	179,157
Monsanto Co.	5,046	302,962
Mosaic Co. (The)	873	42,751
National Oilwell Varco, Inc.	1,689	86,511
Noble Energy, Inc.	2,218	157,034
Occidental Petroleum Corp.	2,937	209,995
Peabody Energy Corp.	2,699	91,442
Southern Copper Corp.	36,900	922,131

Total United States		6,102,350
TOTAL COMMON STOCKS (Cost: $44,106,348)		34,970,024
EXCHANGE-TRADED FUNDS – 0.6%
United States – 0.6%
WisdomTree Global Equity Income Fund(b)	346	12,733
WisdomTree India Earnings Fund(a)(b)	12,006	217,909

TOTAL EXCHANGE-TRADED FUNDS (Cost: $284,910)		230,642
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $743)	743	743

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 16.6%
MONEY MARKET FUND – 16.6%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $5,848,508)(e)	5,848,508	$5,848,508
TOTAL INVESTMENTS IN SECURITIES – 116.4% (Cost: $50,240,509)(f)		41,049,917
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (16.4)%		(5,785,235)

NET ASSETS – 100.0%		$35,264,682

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PCL – Public Company Limited

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $5,608,151 and the total market value of the collateral held by the Fund was $5,848,509.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	119

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.8%
Australia – 1.7%
AGL Energy Ltd.	36,229	$503,517
Prime AET&D Holdings*†	7,592	—

Total Australia		503,517
Austria – 1.2%
EVN AG(a)	17,195	249,508
Verbund AG	4,156	120,862

Total Austria		370,370
Belgium – 1.4%
Elia System Operator S.A./N.V.	10,326	420,897
Brazil – 11.5%
AES Tiete S.A.	54,000	616,146
Centrais Eletricas Brasileiras S.A.	9,600	83,627
Cia de Saneamento Basico do Estado de Sao Paulo	10,200	240,349
Cia de Saneamento de Minas Gerais-COPASA*	22,900	363,439
Cia Energetica de Minas Gerais	41,000	492,552
CPFL Energia S.A.	31,600	349,834
EDP – Energias do Brasil S.A.	19,700	397,980
Light S.A.	61,600	821,333
Tractebel Energia S.A.	8,800	123,070

Total Brazil		3,488,330
Canada – 7.4%
Atco Ltd. Class I	2,370	140,806
Brookfield Renewable Power Fund	15,452	383,909
Canadian Utilities Ltd. Class A	3,700	220,533
Emera, Inc.	9,200	285,257
Fortis, Inc.	8,800	278,090
Just Energy Group, Inc.	46,147	443,734
TransAlta Corp.	22,100	483,759

Total Canada		2,236,088
Chile – 6.3%
AES Gener S.A.	628,970	310,259
Aguas Andinas S.A. Class A	959,176	502,350
Cia General de Electricidad S.A.	66,749	284,363
Colbun S.A.	101,855	25,248
E.CL S.A.	117,673	277,686
Empresa Nacional de Electricidad S.A.	174,005	250,250
Enersis S.A.	722,110	248,467

Total Chile		1,898,623
China – 0.2%
China Longyuan Power Group Corp. Class H	72,000	60,025
Czech Republic – 1.3%
CEZ AS	9,965	384,088
Finland – 0.7%
Fortum Oyj	9,619	228,433
France – 4.2%
EDF S.A.	10,448	305,735
GDF Suez	15,297	460,558
Suez Environnement Co.	18,232	255,627

Veolia Environnement S.A.	17,830	$264,822

Total France		1,286,742
Germany – 3.5%
E.ON AG	24,996	548,500
RWE AG	14,106	524,629

Total Germany		1,073,129
Hong Kong – 4.8%
China Resources Power Holdings Co., Ltd.	109,700	167,127
CLP Holdings Ltd.	38,822	351,828
Guangdong Investment Ltd.(a)	654,000	409,131
Hong Kong & China Gas Co., Ltd.	66,695	150,957
Power Assets Holdings Ltd.	47,386	364,309

Total Hong Kong		1,443,352
Indonesia – 0.7%
Perusahaan Gas Negara PT*	675,500	205,570
Italy – 8.3%
A2A SpA(a)	309,058	388,332
ACEA SpA	49,101	396,920
Enel Green Power SpA	23,438	53,994
Enel SpA	70,410	313,826
Hera SpA(a)	169,541	259,319
Iren SpA	304,824	358,473
Snam Rete Gas SpA	78,009	362,140
Terna Rete Elettrica Nazionale SpA	101,522	378,670

Total Italy		2,511,674
Japan – 15.4%
Chubu Electric Power Co., Inc.(a)	25,400	481,770
Chugoku Electric Power Co., Inc. (The)(a)	25,800	458,897
Electric Power Development Co., Ltd.	13,042	387,808
Hokkaido Electric Power Co., Inc.(a)	25,500	379,126
Hokuriku Electric Power Co.	19,600	366,419
Kansai Electric Power Co., Inc. (The)(a)	24,300	424,966
Kyushu Electric Power Co., Inc.(a)	28,600	464,917
Osaka Gas Co., Ltd.	54,000	225,584
Shikoku Electric Power Co., Inc.(a)	14,561	403,884
Toho Gas Co., Ltd.	30,000	198,495
Tohoku Electric Power Co., Inc.(a)	47,700	668,345
Tokyo Gas Co., Ltd.	44,000	206,072

Total Japan		4,666,283
Malaysia – 3.1%
Petronas Gas Bhd	87,700	356,569
Tenaga Nasional Bhd	121,400	196,598
YTL Corp. Bhd	189,900	79,112
YTL Power International Bhd	608,800	324,185

Total Malaysia		956,464
New Zealand – 0.8%
Contact Energy Ltd.	56,561	235,632
Philippines – 2.1%
Aboitiz Power Corp.	512,100	333,787
Energy Development Corp.	1,137,900	147,036

See Notes to Financial Statements.

120	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

September 30, 2011

Investments	Shares	Fair Value

Manila Electric Co.	31,680	$169,540

Total Philippines		650,363
Poland – 0.7%
PGE S.A.	33,693	199,040
Portugal – 1.7%
EDP-Energias de Portugal S.A.	170,218	528,703
South Korea – 0.4%
Korea Gas Corp.	4,510	118,871
Spain – 6.3%
Acciona S.A.	3,298	281,647
Enagas S.A.	17,622	326,516
Endesa S.A.	11,700	273,614
Gas Natural SDG S.A.(a)	26,418	452,987
Iberdrola S.A.	51,026	347,169
Red Electrica Corp. S.A.	5,018	230,391

Total Spain		1,912,324
Switzerland – 0.7%
BKW FMB Energie AG	4,645	218,877
Thailand – 2.2%
Glow Energy PCL	186,200	283,029
Ratchaburi Electricity Generating Holding PCL	291,000	397,860

Total Thailand		680,889
United Kingdom – 12.2%
Centrica PLC	81,251	376,807
Drax Group PLC	83,273	622,539
International Power PLC	46,920	224,246
National Grid PLC	46,938	466,871
Northumbrian Water Group PLC	57,042	411,866
Pennon Group PLC	27,709	291,580
Scottish & Southern Energy PLC	20,654	416,664
Severn Trent PLC	17,598	422,452
United Utilities Group PLC	49,348	479,696

Total United Kingdom		3,712,721
TOTAL COMMON STOCKS (Cost: $36,341,531)		29,991,005
EXCHANGE-TRADED FUNDS – 0.7%
United States – 0.7%
WisdomTree Global ex-U.S. Real Estate Fund(a)(b)	202	4,480
WisdomTree India Earnings Fund(a)(b)	10,785	195,748

TOTAL EXCHANGE-TRADED FUNDS (Cost: $244,583)		200,228
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $16,321)	16,321	16,321

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.2%
MONEY MARKET FUND – 14.2%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $4,296,240)(e)	4,296,240	$4,296,240
TOTAL INVESTMENTS IN SECURITIES – 113.7% (Cost: $40,898,675)(f)		34,503,794
Liabilities in Excess of Foreign Currency and Other Assets – (13.7)%		(4,153,546)

NET ASSETS – 100.0%		$30,350,248

PCL – Public Company Limited

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of the net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2011.

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $4,055,949 and the total market value of the collateral held by the Fund was $4,296,240.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	121

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.7%
Australia – 25.1%
Australand Property Group	318,894	$712,846
CFS Retail Property Trust	1,373,321	2,335,780
Charter Hall Office REIT	180,527	591,281
Charter Hall Retail REIT	161,016	489,818
Commonwealth Property Office Fund	978,087	850,790
Dexus Property Group	2,045,068	1,629,834
Goodman Group	2,283,919	1,276,351
GPT Group	782,266	2,387,294
GPT Group In Specie†*††	2,305,813	0
Investa Office Fund(a)	1,328,860	787,827
Lend Lease Group(a)	157,812	1,079,778
Mirvac Group	1,652,521	1,846,999
Stockland	1,210,051	3,422,303
Westfield Group	1,264,453	9,524,149

Total Australia		26,935,050
Austria – 0.1%
Conwert Immobilien Invest SE	13,106	159,912
Belgium – 0.9%
Befimmo SCA Sicafi	5,610	422,487
Cofinimmo	4,661	552,449

Total Belgium		974,936
Brazil – 1.1%
BR Malls Participacoes S.A.	23,900	242,573
Brasil Brokers Participacoes S.A.	26,300	84,443
Iguatemi Empresa de Shopping Centers S.A.	8,400	140,962
JHSF Participacoes S.A.	165,400	364,437
Multiplan Empreendimentos Imobiliarios S.A.	16,100	301,834

Total Brazil		1,134,249
Canada – 9.7%
Allied Properties Real Estate Investment Trust	13,278	295,364
Artis Real Estate Investment Trust(b)	27,992	332,288
Boardwalk Real Estate Investment Trust	13,701	633,477
Brookfield Asset Management, Inc. Class A	49,034	1,363,663
Brookfield Office Properties, Inc.(b)	79,100	1,099,908
Calloway Real Estate Investment Trust	29,989	740,480
Canadian Apartment Properties REIT(b)	20,889	422,972
Canadian Real Estate Investment Trust(b)	14,976	512,638
Chartwell Seniors Housing Real Estate Investment Trust(b)	48,010	347,848
Cominar Real Estate Investment Trust(b)	20,733	427,573
Dundee Real Estate Investment Trust	16,146	492,259
Extendicare Real Estate Investment Trust	31,653	213,541
First Capital Realty, Inc.	41,000	668,874
H&R Real Estate Investment Trust(b)	31,700	637,924
Primaris Retail Real Estate Investment Trust	21,032	413,758
RioCan Real Estate Investment Trust(b)	73,900	1,843,865

Total Canada		10,446,432
Chile – 0.1%
Parque Arauco S.A.	63,546	103,326

China – 0.6%
Guangzhou R&F Properties Co., Ltd. Class H(b)	938,800	$701,861
Finland – 0.2%
Sponda Oyj	55,255	209,063
France – 8.2%
Fonciere des Regions	16,794	1,183,858
Gecina S.A.	14,635	1,293,802
ICADE	10,307	813,693
Klepierre	46,180	1,311,067
Mercialys S.A.(b)	20,589	737,292
Societe Immobiliere de Location pour l’Industrie et le Commerce	4,212	409,489
Unibail-Rodamco SE	16,698	3,014,419

Total France		8,763,620
Germany – 0.5%
Alstria Office REIT AG	14,935	176,397
Deutsche Euroshop AG	8,084	273,327
Deutsche Wohnen AG	6,748	90,538

Total Germany		540,262
Hong Kong – 20.1%
Champion Real Estate Investment Trust(b)	1,296,000	499,438
Cheung Kong Holdings Ltd.	315,238	3,466,312
China Overseas Land & Investment Ltd.	773,800	1,125,202
Franshion Properties China Ltd.	600,000	94,801
Hang Lung Group Ltd.	114,649	586,886
Hang Lung Properties Ltd.	515,283	1,548,877
Henderson Land Development Co., Ltd.	233,320	1,062,487
Hopewell Holdings Ltd.	194,500	560,907
Hysan Development Co., Ltd.	109,115	334,294
Kowloon Development Co., Ltd.	289,398	247,957
Link REIT (The)	447,446	1,419,688
New World Development Ltd.	630,125	611,933
Poly Hong Kong Investments Ltd.(b)	560,000	171,926
Regal Real Estate Investment Trust	1,276,000	250,783
Shenzhen Investment Ltd.	1,159,900	214,555
Sino Land Co., Ltd.	834,305	1,116,729
Sino-Ocean Land Holdings Ltd.(b)	974,100	314,074
Sun Hung Kai Properties Ltd.	332,871	3,867,585
Swire Pacific Ltd. Class A	149,959	1,550,686
Swire Pacific Ltd. Class B(b)	493,298	1,020,212
Wharf Holdings Ltd.	279,872	1,398,506
Wheelock & Co., Ltd.	41,231	123,141

Total Hong Kong		21,586,979
Israel – 0.6%
Azrieli Group	13,096	312,183
Gazit-Globe Ltd.	28,298	287,314

Total Israel		599,497
Italy – 0.1%
Beni Stabili SpA	305,433	161,220
Japan – 6.5%
Aeon Mall Co., Ltd.	10,496	243,336

See Notes to Financial Statements.

122	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2011

Investments	Shares	Fair Value

Daito Trust Construction Co., Ltd.	21,300	$1,973,041
Daiwa House Industry Co., Ltd.	57,000	742,449
Hulic Co., Ltd.	12,400	141,567
Mitsubishi Estate Co., Ltd.	64,589	1,062,518
Mitsui Fudosan Co., Ltd.	79,308	1,278,929
Nomura Real Estate Holdings, Inc.	20,565	315,092
Sumitomo Real Estate Sales Co., Ltd.	4,316	183,940
Sumitomo Realty & Development Co., Ltd.	32,279	631,090
Tokyo Tatemono Co., Ltd.	70,751	218,458
Tokyu Land Corp.	61,168	222,992

Total Japan		7,013,412
Malaysia – 0.3%
SP Setia Bhd	284,400	346,536
Netherlands – 2.5%
Corio N.V.	28,479	1,327,616
Eurocommercial Properties N.V.	10,852	418,313
Vastned Retail N.V.	6,832	328,802
Wereldhave N.V.	7,940	564,614

Total Netherlands		2,639,345
Philippines – 0.8%
Ayala Land, Inc.	586,200	195,467
Robinsons Land Corp.	677,700	175,140
SM Prime Holdings, Inc.	1,906,700	532,001

Total Philippines		902,608
Singapore – 7.9%
Ascendas Real Estate Investment Trust	664,901	1,035,799
Ascott Residence Trust	224,118	173,708
CapitaCommercial Trust(b)	811,635	629,078
CapitaLand Ltd.	465,589	882,515
CapitaMall Trust	813,786	1,142,835
CapitaMalls Asia Ltd.	296,000	277,124
CDL Hospitality Trusts	241,432	279,765
City Developments Ltd.	81,103	596,867
GuocoLand Ltd.	170,000	247,218
Keppel Land Ltd.	356,168	707,908
K-REIT Asia	357,000	275,332
Mapletree Industrial Trust(b)	201,051	167,401
Mapletree Logistics Trust	591,187	385,626
Singapore Land Ltd.	64,544	289,757
Suntec Real Estate Investment Trust	658,828	581,423
UOL Group Ltd.	127,000	405,433
Wheelock Properties Singapore Ltd.	237,000	295,545
Wing Tai Holdings Ltd.	149,000	139,498

Total Singapore		8,512,832
South Africa – 4.0%
Capital Property Fund	268,082	285,119
Emira Property Fund	213,271	309,596
Fountainhead Property Trust	486,349	405,336
Growthpoint Properties Ltd.	585,273	1,291,530
Hyprop Investments Ltd.	58,842	395,252
Redefine Properties Ltd.*	1,182,883	1,177,130

Resilient Property Income Fund Ltd.	102,375	$415,149

Total South Africa		4,279,112
Sweden – 1.7%
Atrium Ljungberg AB Class B	20,646	198,398
Castellum AB	34,490	423,580
Fabege AB	41,090	312,892
Hufvudstaden AB Class A	33,380	324,167
Kungsleden AB	25,348	173,460
Wallenstam AB Class B	18,394	168,723
Wihlborgs Fastigheter AB	15,771	200,346

Total Sweden		1,801,566
Switzerland – 1.0%
Swiss Prime Site AG*	13,605	1,096,429
Taiwan – 1.0%
Farglory Land Development Co., Ltd.	337,000	552,912
Highwealth Construction Corp.	273,000	458,658
Ruentex Development Co., Ltd.	104,000	103,403

Total Taiwan		1,114,973
Thailand – 0.9%
Central Pattana PCL	115,600	127,370
Land and Houses PCL NVDR	3,076,858	643,384
Pruksa Real Estate PCL	358,400	164,874

Total Thailand		935,628
Turkey – 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	328,500	423,996
United Kingdom – 5.4%
British Land Co. PLC	208,556	1,546,469
Capital Shopping Centres Group PLC	159,226	812,090
Derwent London PLC	8,187	183,654
Great Portland Estates PLC	35,176	186,310
Hammerson PLC	125,886	741,670
Land Securities Group PLC	120,904	1,209,170
London & Stamford Property PLC	155,045	282,831
Segro PLC	183,622	629,874
Shaftesbury PLC	22,729	164,962

Total United Kingdom		5,757,030
TOTAL COMMON STOCKS (Cost: $120,639,101)		107,139,874
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
Wisdomtree Global Natural Resources Fund(b)(c) (Cost: $50,954)	2,107	44,247

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	123

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2011

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.8%
MONEY MARKET FUND – 6.8%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $7,249,891)(e)	7,249,891	$7,249,891
TOTAL INVESTMENTS IN SECURITIES – 106.5% (Cost: $127,939,946)(f)		114,434,012
Liabilities in Excess of Foreign Currency and Other Assets – (6.5)%		(6,947,522)

NET ASSETS – 100.0%		$107,486,490

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

††	Restricted security. At September 30, 2011, the value of the security amounted to $0 and 0.0% of net assets.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at September 30, 2011 (See Note 2).

(c)	Affiliated company (See Note 7).

(d)	Interest rate shown reflects yield as of September 30, 2011.

(e)	At September 30, 2011, the total market value of the Fund’s securities on loan was $6,836,109 and the total market value of the collateral held by the Fund was $7,249,891.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

124	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree International Dividend and Sector Funds

September 30, 2011

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
ASSETS:

Investments, at cost	$436,531,490	$161,243,883	$75,933,589	$25,547,718	$618,891,630

Investment in affiliate, at cost (Note 7)	—	168,436	45,976	16,765	—

Foreign currency, at cost	—	18,041	72,954	808	152,781
Investment in securities, at value (including securities on loan) (Note 2)[1]	389,916,563	135,804,501	69,282,344	21,976,188	602,064,377

Investment in affiliate, at fair value (Note 7)	—	163,509	45,658	16,637	—

Cash	—	—	6,793	—	120,234

Foreign currency, at fair value	—	17,925	69,928	768	152,864

Unrealized appreciation on forward foreign currency contracts	—	—	59	—	4,396,608

Receivables:

Dividends and interest	1,494,538	484,676	254,267	33,574	5,830,266

Foreign tax reclaims	540,046	118,139	30,473	28,315	—

Investment securities sold	115,583	—	2,196	84,264	31,335,352

Capital shares sold	—	—	—	1,675,222	—
Total Assets	392,066,730	136,588,750	69,691,718	23,814,968	643,899,701
LIABILITIES:

Due to custodian	491,502	—	—	—	—

Unrealized depreciation on forward foreign currency contracts	—	—	—	6	388,764

Payables:

Collateral for securities on loan (Note 2)	23,460,924	6,373,528	2,479,981	765,602	120,030,321

Investment securities purchased	—	—	—	1,674,637	342,012

Capital shares purchased	—	—	—	—	31,217,095

Advisory fees (Note 3)	149,688	62,470	33,027	9,284	207,084

Service fees (Note 2)	1,376	476	252	71	1,898
Total Liabilities	24,103,490	6,436,474	2,513,260	2,449,600	152,187,174
NET ASSETS	$367,963,240	$130,152,276	$67,178,458	$21,365,368	$491,712,527
NET ASSETS:

Paid-in capital	$635,225,709	$232,115,976	$95,423,346	$50,582,556	$579,546,819

Undistributed net investment income	724,139	159,716	108,064	3,685	5,253,331

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(221,355,271)	(76,666,950)	(21,692,067)	(25,647,076)	(80,218,181)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(46,631,337)	(25,456,466)	(6,660,885)	(3,573,797)	(12,869,442)
NET ASSETS	$367,963,240	$130,152,276	$67,178,458	$21,365,368	$491,712,527
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,150,000	3,650,000	1,800,000	650,000	14,850,000
Net asset value per share	$40.21	$35.66	$37.32	$32.87	$33.11
[1]	Market value of securities loaned were as follows: $22,255,572, $6,026,152, $2,373,541, $695,296 and $113,793,521, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	125

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

	WisdomTree Global ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund
ASSETS:
Investments, at cost	$66,362,990	$224,756,911	$72,802,677	$61,748,378	$144,509,373

Investment in affiliate, at cost (Note 7)	326,821	436,254	1,968,644	—	18,662

Foreign currency, at cost	68,081	43,082	146,405	40,579	33,280
Investment in securities, at value (including securities on loan) (Note 2)[1]	55,935,881	235,460,872	64,905,244	52,637,736	124,100,591

Investment in affiliate, at fair value (Note 7)	281,518	402,468	1,584,497	—	18,690

Cash	—	—	16,664	—	—

Foreign currency, at fair value	64,655	43,101	144,337	40,579	33,000

Receivables:

Dividends and interest	89,884	1,739,078	182,100	506,962	416,507

Foreign tax reclaims	12,962	—	884	—	190,136

Investment securities sold	7,833	321,729	35,136	—	—
Total Assets	56,392,733	237,967,248	66,868,862	53,185,277	124,758,924
LIABILITIES:

Due to custodian	12,598	—	—	—	—

Unrealized depreciation on forward foreign currency contracts	44	—	16	—	—

Payables:

Collateral for securities on loan (Note 2)	4,243,478	26,400,923	559,314	5,175,680	5,112,626

Investment securities purchased	—	357,088	192,376	—	—

Advisory fees (Note 3)	26,987	100,398	26,513	23,745	47,207

Service fees (Note 2)	207	763	250	180	434
Total Liabilities	4,283,314	26,859,172	778,469	5,199,605	5,160,267
NET ASSETS	$52,109,419	$211,108,076	$66,090,393	$47,985,672	$119,598,657
NET ASSETS:

Paid-in capital	$71,510,848	$220,500,166	$86,135,835	$66,986,019	$183,287,780

Undistributed net investment income	98,908	1,009,921	169,843	104,476	193,129

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(9,022,843)	(21,059,296)	(11,921,702)	(9,965,275)	(43,473,804)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(10,477,494)	10,657,285	(8,293,583)	(9,139,548)	(20,408,448)
NET ASSETS	$52,109,419	$211,108,076	$66,090,393	$47,985,672	$119,598,657
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,200,000	4,750,000	1,200,000	1,000,000	3,100,000
Net asset value per share	$43.42	$44.44	$55.08	$47.99	$38.58
[1]	Market value of securities loaned were as follows: $3,867,156, $24,727,986, $533,825, $4,862,575 and $4,846,751, respectively.

See Notes to Financial Statements.

126	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
ASSETS:

Investments, at cost	$241,866,727	$145,546,887	$420,795,019	$1,840,603,663	$826,151,525

Investment in affiliate, at cost (Note 7)	417,744	18,794	76,259	—	7,900,905

Foreign currency, at cost	38,422	26,162	259,178	10,528,577	981,027
Investment in securities, at value (including securities on loan) (Note 2)[1]	222,280,095	133,661,721	416,221,660	1,647,821,301	719,227,119

Investment in affiliate, at fair value (Note 7)	412,496	17,929	76,108		6,363,844

Cash	—	—	83,920	—	—

Foreign currency, at fair value	38,550	25,584	255,625	10,458,683	950,777

Unrealized appreciation on forward foreign currency contracts	—	—	—	235	1,657

Receivables:

Dividends and interest	643,164	619,018	2,637,204	4,318,487	1,161,211

Foreign tax reclaims	258,156	119,818	209,947	48,997	43,496

Investment securities sold	—	—	9,645,284	2,463,124	—

Capital shares sold	5,784,517	—	—	44,073,441	—
Total Assets	229,416,978	134,444,070	429,129,748	1,709,184,268	727,748,104
LIABILITIES:

Due to custodian	—	139,222	—	15,073,972	3,762,895

Unrealized depreciation on forward foreign currency contracts	—	—	—	12,951	—

Payables:

Collateral for securities on loan (Note 2)	11,452,203	12,274,640	48,120,073	51,801,194	21,443,788

Investment securities purchased	5,776,256	—	—	36,126,484	—

Capital shares purchased	—	—	8,981,053	—	—

Advisory fees (Note 3)	88,838	60,520	185,987	853,874	391,351

Service fees (Note 2)	677	461	1,417	5,970	2,790
Total Liabilities	17,317,974	12,474,843	57,288,530	103,874,445	25,600,824
NET ASSETS	$212,099,004	$121,969,227	$371,841,218	$1,605,309,823	$702,147,280
NET ASSETS:

Paid-in capital	$377,997,316	$210,764,307	$594,472,234	$1,850,399,098	$832,071,730

Undistributed (Distributions in excess of) net investment income	293,018	352,497	991,111	3,080,442	(22,561)

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(146,590,313)	(77,245,565)	(218,971,033)	(55,248,164)	(21,376,322)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(19,601,017)	(11,902,012)	(4,651,094)	(192,921,553)	(108,525,567)
NET ASSETS	$212,099,004	$121,969,227	$371,841,218	$1,605,309,823	$702,147,280
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,500,000	2,800,000	8,350,000	33,300,000	17,600,000
Net asset value per share	$38.56	$43.56	$44.53	$48.21	$39.89
[1]	Market value of securities loaned were as follows: $10,900,287, $11,624,677, $45,232,548, $48,553,397 and $14,612,850, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	127

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

	WisdomTree Middle East Dividend Fund	WisdomTree International Hedged Equity Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund
ASSETS:

Investments, at cost	$17,537,556	$19,390,039	$38,645,471	$49,955,599	$40,654,092

Investment in affiliate, at cost (Note 7)	—	329,072	—	284,910	244,583

Foreign currency, at cost	5,052	—	48,704	16,592	25,723
Investment in securities, at value (including securities on loan) (Note 2)[1]	17,741,897	17,949,762	32,746,199	40,819,275	34,303,566

Investment in affiliate, at fair value (Note 7)	—	317,564	—	230,642	200,228

Cash	610	148	612	2,771	—

Foreign currency, at fair value	5,012	—	48,575	16,413	25,568

Unrealized appreciation on forward foreign currency contracts	—	1,074,243	—	112	—

Receivables:

Dividends and interest	—	66,970	82,071	52,082	123,084

Foreign tax reclaims	—	25,224	37,168	11,335	21,851

Investment securities sold	—	2,251,828	—	—	—
Total Assets	17,747,519	21,685,739	32,914,625	41,132,630	34,674,297
LIABILITIES:

Due to custodian	—	3,744	—	—	12,857

Unrealized depreciation on forward foreign currency contracts	—	463	—	19	—

Payables:

Collateral for securities on loan (Note 2)	—	450,451	3,874,916	5,848,508	4,296,240

Investment securities purchased	—	3,328,385	—	—	—

Advisory fees (Note 3)	10,091	7,008	15,679	19,273	14,839

Service fees (Note 2)	2,968	65	119	148	113

Other expenses (Note 3)	65	1,470	—	—	—
Total Liabilities	13,124	3,791,586	3,890,714	5,867,948	4,324,049
NET ASSETS	$17,734,395	$17,894,153	$29,023,911	$35,264,682	$30,350,248
NET ASSETS:

Paid-in capital	$26,093,824	$20,516,864	$49,265,155	$57,502,949	$57,408,215

Undistributed (Distributions in excess of) net investment income	(41,145)	130,589	57,943	87,126	137,365

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(8,522,585)	(2,374,159)	(14,397,805)	(13,134,269)	(20,797,750)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	204,301	(379,141)	(5,901,382)	(9,191,124)	(6,397,582)
NET ASSETS	$17,734,395	$17,894,153	$29,023,911	$35,264,682	$30,350,248
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,200,000	450,002	1,100,000	1,650,000	1,700,000
Net asset value per share	$14.78	$39.76	$26.39	$21.37	$17.85
[1]	Market value of securities loaned were as follows: $0, $426,495, $3,683,003, $5,608,151 and $4,055,949, respectively.

See Notes to Financial Statements.

128	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree International Dividend and Sector Funds

September 30, 2011

WisdomTree Global ex-U.S. Real Estate Fund
ASSETS:

Investments, at cost	$127,888,992

Investment in affiliate, at cost (Note 7)	50,954

Foreign currency, at cost	53,950
Investment in securities, at value (including securities on loan) (Note 2)[1]	114,389,765

Investment in affiliate, at fair value (Note 7)	44,247

Foreign currency, at fair value	52,934

Receivables:

Dividends and interest	423,730

Foreign tax reclaims	19,299
Total Assets	114,929,975
LIABILITIES:

Due to custodian	110,065

Payables:

Collateral for securities on loan (Note 2)	7,249,891

Investment securities purchased	27,824

Advisory fees (Note 3)	55,285

Service fees (Note 2)	420
Total Liabilities	7,443,485
NET ASSETS	$107,486,490
NET ASSETS:

Paid-in capital	$186,046,308

Distributions in excess of net investment income	(12,811,493)

Accumulated net realized loss on investments and foreign currency related transactions	(52,239,277)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(13,509,048)
NET ASSETS	$107,486,490
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,750,000
Net asset value per share	$22.63
[1]	Market value of securities loaned were as follows: $6,836,109.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	129

Statements of Operations (unaudited)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2011

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$12,344,100	$4,597,930	$2,362,989	$736,538	$6,545,327

Dividends from affiliate (Note 7)	81,250	28,996	10,959	577	—

Interest	—	—	—	4,041	—

Securities lending income (Note 2)	552,887	189,345	77,706	22,978	44,836
Total investment income	12,978,237	4,816,271	2,451,654	764,134	6,590,163
EXPENSES:

Advisory fees (Note 3)	1,053,916	395,248	221,966	76,454	1,248,377

Service fees (Note 2)	9,661	2,999	1,684	580	11,444
Total expenses	1,063,577	398,247	223,650	77,034	1,259,821
Expense reimbursements/waivers (Note 3)	(4,175)	(1,861)	(1,098)	(475)	—
Net expenses	1,059,402	396,386	222,552	76,559	1,259,821
Net investment income	11,918,835	4,419,885	2,229,102	687,575	5,330,342
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	8,041,088	(650,285)	1,803,248	391,569	(25,299,692)

Investment transactions from affiliate (Note 7)	(345,948)	(87,323)	(39,160)	(19,385)	—

In-kind redemptions	91,385	—	—	(86,566)	6,631,290

In-kind redemptions from affiliate (Note 7)	1,386	—	—	149	—

Forward foreign currency contracts and foreign currency related transactions	(44,786)	(935)	(7,077)	(5,182)	(35,980,177)
Net realized gain (loss)	7,743,125	(738,543)	1,757,011	280,585	(54,648,579)
Net change in unrealized depreciation from:

Investment transactions	(93,264,141)	(26,985,624)	(14,869,472)	(7,229,718)	(1,849,029)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(66,659)	(24,481)	(13,694)	(2,940)	(4,860,084)
Net change in unrealized depreciation	(93,330,800)	(27,010,105)	(14,883,166)	(7,232,658)	(6,709,113)
Net realized and unrealized loss on investments	(85,587,675)	(27,748,648)	(13,126,155)	(6,952,073)	(61,357,692)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(73,668,840)	(23,328,763)	(10,897,053)	(6,264,498)	(56,027,350)
[1]	Net of foreign withholding tax of $1,314,911, $477,170, $235,240, $81,125 and $486,723, respectively.

See Notes to Financial Statements.

130	WisdomTree International Dividend and Sector Funds

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2011

	WisdomTree Global ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,198,315	$2,027,143	$1,988,430	$1,778,352	$4,252,163

Dividends from affiliate (Note 7)	3,470	—	17,187	2,406	26,017

Securities lending income (Note 2)	26,431	40,679	5,249	17,395	194,083
Total investment income	1,228,216	2,067,822	2,010,866	1,798,153	4,472,263
EXPENSES:

Advisory fees (Note 3)	165,206	684,272	176,789	172,930	343,335

Service fees (Note 2)	1,254	5,191	1,620	1,312	3,147
Total expenses	166,460	689,463	178,409	174,242	346,482
Expense reimbursements/waivers (Note 3)	(2,742)	(1,682)	(2,610)	(325)	(1,370)
Net expenses	163,718	687,781	175,799	173,917	345,112
Net investment income	1,064,498	1,380,041	1,835,067	1,624,236	4,127,151
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(249,503)	(12,406,950)	(4,034,329)	(913,123)	(4,509,592)

Investment transactions from affiliate (Note 7)	(119,702)	(29,931)	(35,601)	(8,509)	(74,402)

In-kind redemptions	4,560,358	12,603,260	8,866,734	6,763,486	4,460,492

In-kind redemptions from affiliate (Note 7)	—	(8,054)	—	16,311	1,397

Forward foreign currency contracts and foreign currency related transactions	(85,700)	63,577	(153,483)	(692)	(4,622)
Net realized gain (loss)	4,105,453	221,902	4,643,321	5,857,473	(126,727)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(17,773,790)	6,262,235	(18,966,706)	(17,292,596)	(26,571,910)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(6,312)	5,735	(23,018)	(46,645)	(16,798)
Net change in unrealized appreciation (depreciation)	(17,780,102)	6,267,970	(18,989,724)	(17,339,241)	(26,588,708)
Net realized and unrealized gain (loss) on investments	(13,674,649)	6,489,872	(14,346,403)	(11,481,768)	(26,715,435)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,610,151)	7,869,913	(12,511,336)	(9,857,532)	(22,588,284)
[1]	Net of foreign withholding tax of $130,341, $152,168, $144,456, $21,544 and $468,118, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	131

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2011

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$5,303,616	$3,798,402	$10,589,183	$59,912,217	$23,951,450

Dividends from affiliate (Note 7)	34,729	17,646	34,118	55,105	71,105

Securities lending income (Note 2)	239,397	177,258	329,919	216,576	130,978
Total investment income	5,577,742	3,993,306	10,953,220	60,183,898	24,153,533
EXPENSES:

Advisory fees (Note 3)	476,197	418,508	1,293,864	5,052,560	2,829,986

Service fees (Note 2)	3,613	3,176	9,819	35,288	19,765
Total expenses	479,810	421,684	1,303,683	5,087,848	2,849,751
Expense reimbursements/waivers (Note 3)	(3,126)	(1,584)	(4,443)	(5,295)	(43,656)
Net expenses	476,684	420,100	1,299,240	5,082,553	2,806,095
Net investment income	5,101,058	3,573,206	9,653,980	55,101,345	21,347,438
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	2,506,113	(5,681,684)	(3,746,954)	(42,611,244)	(7,955,477)

Investment transactions from affiliate (Note 7)	(169,940)	(24,412)	24,058	(187,267)	(2,094,026)

In-kind redemptions	(73,738)	1,998,349	4,092,086	36,439,977	14,758,247

In-kind redemptions from affiliate (Note 7)	627	236	6,971	—	40,509

Forward foreign currency contracts and foreign currency related transactions	(36,874)	(493)	104,090	(2,214,004)	(385,206)
Net realized gain (loss)	2,226,188	(3,708,004)	480,251	(8,572,538)	4,364,047
Net change in unrealized depreciation from:

Investment transactions	(34,656,450)	(24,468,923)	(72,899,654)	(387,134,669)	(239,414,057)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(34,278)	(23,695)	(57,831)	(232,874)	(144,105)
Net change in unrealized depreciation	(34,690,728)	(24,492,618)	(72,957,485)	(387,367,543)	(239,558,162)
Net realized and unrealized loss on investments	(32,464,540)	(28,200,622)	(72,477,234)	(395,940,081)	(235,194,115)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(27,363,482)	(24,627,416)	(62,823,254)	(340,838,736)	(213,846,677)
[1]	Net of foreign withholding tax of $583,284, $391,586, $930,378, $8,555,553 and $4,345,396, respectively.

See Notes to Financial Statements.

132	WisdomTree International Dividend and Sector Funds

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2011

	WisdomTree Middle East Dividend Fund	WisdomTree International Hedged Equity Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund
INVESTMENT INCOME:

Dividends[1]	$688,596	$568,585	$842,707	$1,147,580	$1,126,526

Dividends from affiliate (Note 7)	—	1,330	142	1,950	1,697

Interest	—	61	—	—	—

Securities lending income (Note 2)	—	20,183	29,850	52,071	55,986
Total investment income	688,596	590,159	872,699	1,201,601	1,184,209
EXPENSES:

Advisory fees (Note 3)	65,062	48,347	114,269	132,527	100,052

Service fees (Note 2)	421	443	867	1,005	759

Custody and accounting	82,370	60,864	—	—	—

Professional fees	19,537	19,543	—	—	—

IOPV fees[2]	11,706	6,456	—	—	—

Printing	9,276	9,296	—	—	—

Pricing	9,276	240	—	—	—

Listing costs	3,250	2,500	—	—	—

Directors	2,721	2,727	—	—	—

Insurance	1,862	1,865	—	—	—

Compliance	957	957	—	—	—

Other (Note 2)	1,232	1,234	—	—	—
Total expenses	207,670	154,472	115,136	133,532	100,811
Expense reimbursements/waivers (Note 3)	(123,051)	(95,684)	(235)	(787)	(669)
Net expenses	84,619	58,788	114,901	132,745	100,142
Net investment income	603,977	531,371	757,798	1,068,856	1,084,067
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	142,801	48,329	2,941,237	153,377	(11,046,312)

Investment transactions from affiliate (Note 7)	—	(9,742)	(20,859)	(38,376)	(14,638)

In-kind redemptions	—	692,610	544,691	230,796	140,627

In-kind redemptions from affiliate (Note 7)	—	—	751	(805)	6,857

Forward foreign currency contracts and foreign currency related transactions	(1,737)	(1,080,999)	(29,781)	(59,292)	(39,978)
Net realized gain (loss)	141,064	(349,802)	3,436,039	285,700	(10,953,444)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(1,663,779)	(4,502,120)	(11,437,277)	(14,491,434)	5,121,013

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	285	1,320,990	(5,892)	(2,823)	(3,878)
Net change in unrealized appreciation (depreciation)	(1,663,494)	(3,181,130)	(11,443,169)	(14,494,257)	5,117,135
Net realized and unrealized loss on investments	(1,522,430)	(3,530,932)	(8,007,130)	(14,208,557)	(5,836,309)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(918,453)	(2,999,561)	(7,249,332)	(13,139,701)	(4,752,242)
[1]	Net of foreign withholding tax of $83,867, $63,131, $89,082, $134,562 and $138,512, respectively.

[2]	IOPV fees – Indicative Optimized Portfolio Value – is the real-time estimation of the net asset value of the Fund.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	133

Statements of Operations (unaudited) (concluded)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2011

WisdomTree Global ex-U.S. Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$3,595,081

Dividends from affiliate (Note 7)	6,319

Securities lending income (Note 2)	89,480
Total investment income	3,690,880
EXPENSES:

Advisory fees (Note 3)	367,085

Service fees (Note 2)	2,785
Total expenses	369,870
Expense reimbursements/waivers (Note 3)	(732)
Net expenses	369,138
Net investment income	3,321,742
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	201,883

Investment transactions from affiliate (Note 7)	(99,574)

Forward foreign currency contracts and foreign currency related transactions	(46,218)
Net realized gain	56,091
Net change in unrealized depreciation from:

Investment transactions	(26,755,739)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,070)
Net change in unrealized depreciation	(26,757,809)
Net realized and unrealized loss on investments	(26,701,718)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(23,379,976)
[1]	Net of foreign withholding tax of $294,239.

See Notes to Financial Statements.

134	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets

WisdomTree International Dividend and Sector Funds

	WisdomTree DEFA Fund		WisdomTree DEFA Equity Income Fund		WisdomTree Global Equity Income Fund
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$11,918,835	$14,585,334	$4,419,885	$5,386,264	$2,229,102	$2,136,651

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	7,743,125	(10,765,454)	(738,543)	(8,141,358)	1,757,011	(791,425)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(93,330,800)	38,462,539	(27,010,105)	11,649,847	(14,883,166)	6,562,848
Net increase (decrease) in net assets resulting from operations	(73,668,840)	42,282,419	(23,328,763)	8,894,753	(10,897,053)	7,908,074
DISTRIBUTIONS:

Net investment income	(12,286,951)	(14,637,890)	(4,452,036)	(5,400,141)	(2,275,581)	(2,060,172)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,372,632	19,124,551	26,478,638	2,204,839	2,203,613	29,257,792

Cost of shares redeemed	(6,450,632)	(24,677,653)	—	(16,542,512)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(4,078,000)	(5,553,102)	26,478,638	(14,337,673)	2,203,613	29,257,792
Net Increase (Decrease) in Net Assets	(90,033,791)	22,091,427	(1,302,161)	(10,843,061)	(10,969,021)	35,105,694
NET ASSETS:

Beginning of period	$457,997,031	$435,905,604	$131,454,437	$142,297,498	$78,147,479	$43,041,785

End of period	$367,963,240	$457,997,031	$130,152,276	$131,454,437	$67,178,458	$78,147,479
Undistributed net investment income included in net assets at end of period	$724,139	$1,092,255	$159,716	$191,867	$108,064	$154,543
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	9,250,000	9,450,000	3,000,000	3,400,000	1,750,000	1,050,000

Shares created	50,000	400,000	650,000	50,000	50,000	700,000

Shares redeemed	(150,000)	(600,000)	—	(450,000)	—	—
Shares outstanding, end of period	9,150,000	9,250,000	3,650,000	3,000,000	1,800,000	1,750,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	135

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Europe SmallCap Dividend Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Global ex-U.S. Growth Fund
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$687,575	$773,071	$5,330,342	$6,622,465	$1,064,498	$957,587

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	280,585	(726,338)	(54,648,579)	(21,754,422)	4,105,453	145,659

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(7,232,658)	5,089,392	(6,709,113)	(2,893,998)	(17,780,102)	3,253,681
Net increase (decrease) in net assets resulting from operations	(6,264,498)	5,136,125	(56,027,350)	(18,025,955)	(12,610,151)	4,356,927
DISTRIBUTIONS:

Net investment income	(1,067,518)	(772,916)	(5,995,206)	(1,252,279)	(1,048,643)	(917,040)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,385,283	—	253,252,854	483,187,635	54,279,645	21,201,069

Cost of shares redeemed	(3,576,495)	(5,569,277)	(194,499,032)	(23,678,853)	(37,957,577)	—
Net increase (decrease) in net assets resulting from capital share transactions	(191,212)	(5,569,277)	58,753,822	459,508,782	16,322,068	21,201,069
Net Increase (Decrease) in Net Assets	(7,523,228)	(1,206,068)	(3,268,734)	440,230,548	2,663,274	24,640,956
NET ASSETS:

Beginning of period	$28,888,596	$30,094,664	$494,981,261	$54,750,713	$49,446,145	$24,805,189

End of period	$21,365,368	$28,888,596	$491,712,527	$494,981,261	$52,109,419	$49,446,145
Undistributed net investment income included in net assets at end of period	$3,685	$383,628	$5,253,331	$5,918,195	$98,908	$83,053
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	650,000	800,000	13,400,000	1,300,000	900,000	500,000

Shares created	100,000	—	7,150,000	12,750,000	1,000,000	400,000

Shares redeemed	(100,000)	(150,000)	(5,700,000)	(650,000)	(700,000)	—
Shares outstanding, end of period	650,000	650,000	14,850,000	13,400,000	1,200,000	900,000

See Notes to Financial Statements.

136	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Asia Pacific ex-Japan Fund		WisdomTree Australia Dividend Fund
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,380,041	$3,530,671	$1,835,067	$3,422,364	$1,624,236	$4,257,602

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	221,902	(618,739)	4,643,321	(11,815)	5,857,473	772,038

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	6,267,970	8,707,119	(18,989,724)	8,273,031	(17,339,241)	2,230,713
Net increase (decrease) in net assets resulting from operations	7,869,913	11,619,051	(12,511,336)	11,683,580	(9,857,532)	7,260,353
DISTRIBUTIONS:

Net investment income	(2,987,936)	(2,383,352)	(1,817,580)	(3,365,676)	(1,780,488)	(4,176,991)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	65,220,185	121,144,708	35,597,918	—	34,935,387	—

Cost of shares redeemed	(94,679,548)	(52,544,856)	(43,566,397)	(8,963,414)	(55,448,586)	(40,285,077)
Net increase (decrease) in net assets resulting from capital share transactions	(29,459,363)	68,599,852	(7,968,479)	(8,963,414)	(20,513,199)	(40,285,077)
Net Increase (Decrease) in Net Assets	(24,577,386)	77,835,551	(22,297,395)	(645,510)	(32,151,219)	(37,201,715)
NET ASSETS:

Beginning of period	$235,685,462	$157,849,911	$88,387,788	$89,033,298	$80,136,891	$117,338,606

End of period	$211,108,076	$235,685,462	$66,090,393	$88,387,788	$47,985,672	$80,136,891
Undistributed net investment income included in net assets at end of period	$1,009,921	$2,617,816	$169,843	$152,356	$104,476	$260,728
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,450,000	3,800,000	1,300,000	1,450,000	1,300,000	2,050,000

Shares created	1,550,000	2,950,000	550,000	—	600,000	—

Shares redeemed	(2,250,000)	(1,300,000)	(650,000)	(150,000)	(900,000)	(750,000)
Shares outstanding, end of period	4,750,000	5,450,000	1,200,000	1,300,000	1,000,000	1,300,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	137

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund		WisdomTree International MidCap Dividend Fund
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,127,151	$5,122,716	$5,101,058	$6,468,151	$3,573,206	$4,408,386

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(126,727)	(7,844,872)	2,226,188	5,411,710	(3,708,004)	(8,999,172)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(26,588,708)	14,632,223	(34,690,728)	6,125,539	(24,492,618)	22,823,910
Net increase (decrease) in net assets resulting from operations	(22,588,284)	11,910,067	(27,363,482)	18,005,400	(24,627,416)	18,233,124
DISTRIBUTIONS:

Net investment income	(4,272,288)	(5,111,213)	(4,962,984)	(6,504,988)	(3,750,508)	(4,562,537)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,718,308	18,012,609	102,496,071	20,341,799	2,618,405	7,564,508

Cost of shares redeemed	(21,748,486)	(9,946,346)	(7,999,528)	(46,250,816)	(8,276,894)	(11,298,397)
Net increase (decrease) in net assets resulting from capital share transactions	(18,030,178)	8,066,263	94,496,543	(25,909,017)	(5,658,489)	(3,733,889)
Net Increase (Decrease) in Net Assets	(44,890,750)	14,865,117	62,170,077	(14,408,605)	(34,036,413)	9,936,698
NET ASSETS:

Beginning of period	$164,489,407	$149,624,290	$149,928,927	$164,337,532	$156,005,640	$146,068,942

End of period	$119,598,657	$164,489,407	$212,099,004	$149,928,927	$121,969,227	$156,005,640
Undistributed net investment income included in net assets at end of period	$193,129	$338,266	$293,018	$154,944	$352,497	$529,799
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,450,000	3,300,000	3,200,000	3,850,000	2,900,000	3,000,000

Shares created	100,000	400,000	2,500,000	450,000	50,000	150,000

Shares redeemed	(450,000)	(250,000)	(200,000)	(1,100,000)	(150,000)	(250,000)
Shares outstanding, end of period	3,100,000	3,450,000	5,500,000	3,200,000	2,800,000	2,900,000

See Notes to Financial Statements.

138	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International SmallCap Dividend Fund		WisdomTree Emerging Markets Equity Income Fund		WisdomTree Emerging Markets SmallCap Dividend Fund
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$9,653,980	$13,033,395	$55,101,345	$28,686,394	$21,347,438	$16,791,292

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	480,251	1,082,096	(8,572,538)	24,026,620	4,364,047	20,653,525

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(72,957,485)	54,671,180	(387,367,543)	108,411,349	(239,558,162)	75,870,725
Net increase (decrease) in net assets resulting from operations	(62,823,254)	68,786,671	(340,838,736)	161,124,363	(213,846,677)	113,315,542
DISTRIBUTIONS:

Net investment income	(12,063,286)	(12,889,846)	(55,128,914)	(27,419,477)	(24,132,128)	(16,528,911)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	7,115,479	896,290,741	761,512,984	108,737,998	603,777,470

Cost of shares redeemed	(28,975,316)	(17,179,451)	(220,269,968)	(110,950,763)	(96,074,894)	(115,855,535)
Net increase (decrease) in net assets resulting from capital share transactions	(28,975,316)	(10,063,972)	676,020,773	650,562,221	12,663,104	487,921,935
Net Increase (Decrease) in Net Assets	(103,861,856)	45,832,853	280,053,123	784,267,107	(225,315,701)	584,708,566
NET ASSETS:

Beginning of period	$475,703,074	$429,870,221	$1,325,256,700	$540,989,593	$927,462,981	$342,754,415

End of period	$371,841,218	$475,703,074	$1,605,309,823	$1,325,256,700	$702,147,280	$927,462,981
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$991,111	$3,400,417	$3,080,442	$3,108,011	$(22,561)	$2,762,129
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	8,950,000	9,150,000	21,900,000	10,400,000	17,400,000	7,700,000

Shares created	—	150,000	15,200,000	13,800,000	2,100,000	12,300,000

Shares redeemed	(600,000)	(350,000)	(3,800,000)	(2,300,000)	(1,900,000)	(2,600,000)
Shares outstanding, end of period	8,350,000	8,950,000	33,300,000	21,900,000	17,600,000	17,400,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	139

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Middle East Dividend Fund		WisdomTree International Hedged Equity Fund		WisdomTree Commodity Country Equity Fund
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$603,977	$719,268	$531,371	$550,720	$757,798	$768,687

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	141,064	(379,688)	(349,802)	(1,913,482)	3,436,039	(1,547,200)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,663,494)	704,694	(3,181,130)	2,487,486	(11,443,169)	6,543,070
Net increase (decrease) in net assets resulting from operations	(918,453)	1,044,274	(2,999,561)	1,124,724	(7,249,332)	5,764,557
DISTRIBUTIONS:

Net investment income	(918,192)	(520,780)	(512,692)	(506,947)	(784,843)	(781,200)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	6,532,275	4,604,889	11,261,965	—	—

Cost of shares redeemed	—	—	(4,623,243)	—	(6,114,020)	(10,948,551)
Net increase (decrease) in net assets resulting from capital share transactions	—	6,532,275	(18,354)	11,261,965	(6,114,020)	(10,948,551)
Net Increase (Decrease) in Net Assets	(1,836,645)	7,055,769	(3,530,607)	11,879,742	(14,148,195)	(5,965,194)
NET ASSETS:

Beginning of period	$19,571,040	$12,515,271	$21,424,760	$9,545,018	$43,172,106	$49,137,300

End of period	$17,734,395	$19,571,040	$17,894,153	$21,424,760	$29,023,911	$43,172,106
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(41,145)	$273,070	$130,589	$111,910	$57,943	$84,988
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,200,000	800,000	450,002	200,002	1,300,000	1,700,000

Shares created	—	400,000	100,000	250,000	—	—

Shares redeemed	—	—	(100,000)	—	(200,000)	(400,000)
Shares outstanding, end of period	1,200,000	1,200,000	450,002	450,002	1,100,000	1,300,000

See Notes to Financial Statements.

140	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend and Sector Funds

	WisdomTree Global Natural Resources Fund		WisdomTree Global ex-U.S. Utilities Fund		WisdomTree Global ex-U.S. Real Estate Fund
	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,068,856	$1,550,210	$1,084,067	$1,620,265	$3,321,742	$3,499,775

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	285,700	(909,192)	(10,953,444)	(3,178,946)	56,091	(9,494,166)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(14,494,257)	12,510,654	5,117,135	1,889,228	(26,757,809)	24,163,353
Net increase (decrease) in net assets resulting from operations	(13,139,701)	13,151,672	(4,752,242)	330,547	(23,379,976)	18,168,962
DISTRIBUTIONS:

Net investment income	(988,696)	(1,511,977)	(1,021,849)	(1,705,615)	(5,868,083)	(10,473,002)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,039,593	22,597,082	1,931,981	—	14,064,169	31,927,456

Cost of shares redeemed	(3,919,144)	(30,532,835)	(3,143,003)	(10,637,587)	—	(1,228,615)
Net increase (decrease) in net assets resulting from capital share transactions	120,449	(7,935,753)	(1,211,022)	(10,637,587)	14,064,169	30,698,841
Net Increase (Decrease) in Net Assets	(14,007,948)	3,703,942	(6,985,113)	(12,012,655)	(15,183,890)	38,394,801
NET ASSETS:

Beginning of period	$49,272,630	$45,568,688	$37,335,361	$49,348,016	$122,670,380	$84,275,579

End of period	$35,264,682	$49,272,630	$30,350,248	$37,335,361	$107,486,490	$122,670,380
Undistributed (Distributions in excess of) net investment included in net assets at end of period	$87,126	$6,966	$137,365	$75,147	$(12,811,493)	$(10,265,152)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,650,000	1,850,000	1,750,000	2,300,000	4,250,000	3,150,000

Shares created	150,000	950,000	100,000	—	500,000	1,150,000

Shares redeemed	(150,000)	(1,150,000)	(150,000)	(550,000)	—	(50,000)
Shares outstanding, end of period	1,650,000	1,650,000	1,700,000	1,750,000	4,750,000	4,250,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	141

Financial Highlights

WisdomTree International Dividend and Sector Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$49.51	$46.13	$32.00	$63.02	$64.15	$49.94
Investment operations:
Net investment income[1]	1.29	1.58	2.00	1.89	1.70	0.86
Net realized and unrealized gain (loss)	(9.26)	3.39	14.24	(31.04)	(1.92)	13.58
Total from investment operations	(7.97)	4.97	16.24	(29.15)	(0.22)	14.44
Dividends and distributions to shareholders:
Net investment income	(1.33)	(1.59)	(2.11)	(1.87)	(0.91)	(0.21)
Capital gains	—	—	—	—	(0.00)[2]	(0.02)
Total dividends and distributions to shareholders	(1.33)	(1.59)	(2.11)	(1.87)	(0.91)	(0.23)
Net asset value, end of period	$40.21	$49.51	$46.13	$32.00	$63.02	$64.15

TOTAL RETURN[3]	(16.40)%	11.33%	51.43%	(46.61)%	(0.44)%	28.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$367,963	$457,997	$435,906	$302,385	$425,386	$128,303
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/ waivers	0.48%[5]	0.48%	0.19%**	0.48%	0.48%	0.48%[5]
Expenses, prior to expense reimbursements/waivers	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.51%[5]
Net investment income	5.43%[5]	3.50%	4.63%	4.01%	2.54%	1.97%[5]
Portfolio turnover rate[6]	22%	30%	97%	30%	10%	11%

WisdomTree DEFA Equity Income Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$43.82	$41.85	$28.43	$60.10	$63.62	$49.77
Investment operations:
Net investment income[1]	1.35	1.75	1.56	2.45	2.20	1.19
Net realized and unrealized gain (loss)	(8.15)	2.01	13.44	(31.09)	(3.78)	12.94
Total from investment operations	(6.80)	3.76	15.00	(28.64)	(1.58)	14.13
Dividends to shareholders:
Net investment income	(1.36)	(1.79)	(1.58)	(3.03)	(1.94)	(0.28)
Net asset value, end of period	$35.66	$43.82	$41.85	$28.43	$60.10	$63.62

TOTAL RETURN[3]	(15.86)%	9.74%	53.57%	(48.27)%	(2.72)%	28.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$130,152	$131,454	$142,297	$88,123	$240,408	$184,498
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/ waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.61%[5]
Net investment income	6.49%[5]	4.39%	3.91%	5.27%	3.32%	2.71%[5]
Portfolio turnover rate[6]	30%	34%	36%	40%	16%	19%
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

142	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$44.66	$40.99	$26.84	$58.90	$63.15	$49.83
Investment operations:
Net investment income[2]	1.25	1.52	2.07	2.32	2.16	1.09
Net realized and unrealized gain (loss)	(7.30)	3.63	14.28	(31.66)	(4.38)	12.55
Total from investment operations	(6.05)	5.15	16.35	(29.34)	(2.22)	13.64
Dividends and distributions to shareholders:
Net investment income	(1.29)	(1.48)	(2.20)	(2.72)	(2.03)	(0.32)
Capital gains	—	—	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(1.29)	(1.48)	(2.20)	(2.72)	(2.03)	(0.32)
Net asset value, end of period	$37.32	$44.66	$40.99	$26.84	$58.90	$63.15

TOTAL RETURN[4]	(13.79)%	13.12%	62.13%	(50.56)%	(3.76)%	27.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$67,178	$78,147	$43,042	$18,787	$47,122	$50,520
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/ waivers	0.58%[6]	0.58%	0.26%**	0.58%	0.58%	0.58%[6]
Expenses, prior to expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.65%[6]
Net investment income	5.82%[6]	3.74%	5.49%	5.16%	3.32%	2.44%[6]
Portfolio turnover rate[7]	23%	35%	94%	47%	21%	24%

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$44.44	$37.62	$22.44	$58.47	$70.15	$50.42
Investment operations:
Net investment income[2]	1.08	1.09	0.99	2.50	2.32	1.31
Net realized and unrealized gain (loss)	(10.99)	6.85	15.37	(35.53)	(9.78)	18.89
Total from investment operations	(9.91)	7.94	16.36	(33.03)	(7.46)	20.20
Dividends to shareholders:
Net investment income	(1.66)	(1.12)	(1.18)	(3.00)	(4.22)	(0.47)
Net asset value, end of period	$32.87	$44.44	$37.62	$22.44	$58.47	$70.15

TOTAL RETURN[4]	(23.01)%	21.86%	74.18%	(56.75)%	(10.72)%	40.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,365	$28,889	$30,095	$13,467	$46,778	$147,316
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/ waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.58%[6]
Expenses, prior to expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.62%[6]
Net investment income	5.22%[6]	2.81%	2.92%	6.03%	3.33%	2.99%[6]
Portfolio turnover rate[7]	50%	60%	55%	63%	22%	47%
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Annualized.

[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	143

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$36.94	$42.12	$32.02	$48.34	$57.00	$50.32
Investment operations:
Net investment income[1]	0.36	1.79	0.73	0.57	0.64	0.56
Net realized and unrealized gain (loss)	(3.71)	(6.52)	9.89	(16.09)	(8.82)	6.33
Total from investment operations	(3.35)	(4.73)	10.62	(15.52)	(8.18)	6.89
Dividends to shareholders:
Net investment income	(0.48)	(0.45)	(0.52)	(0.80)	(0.48)	(0.21)
Net asset value, end of period	$33.11	$36.94	$42.12	$32.02	$48.34	$57.00

TOTAL RETURN[2]	(9.15)%	(11.25)%	33.33%	(32.36)%	(14.39)%	13.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$491,713	$494,981	$54,751	$19,212	$29,004	$51,301
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/ waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements/waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	2.05%[3]	5.40%	1.72%	1.38%	1.17%	1.40%[3]
Portfolio turnover rate[5]	27%	28%	13%	11%	1%	6%

WisdomTree Global ex-U.S. Growth Fund	For the Six Months Ended September 30, 2011[6] (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[6]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$54.94	$49.61	$35.41	$49.59	$59.42	$50.14
Investment operations:
Net investment income[1]	0.99	1.41	1.11	0.75	0.65	1.18
Net realized and unrealized gain (loss)	(11.59)	5.22	14.94	(13.89)	(9.50)	8.44
Total from investment operations	(10.60)	6.63	16.05	(13.14)	(8.85)	9.62
Dividends to shareholders:
Net investment income	(0.92)	(1.30)	(1.85)	(1.04)	(0.98)	(0.34)
Net asset value, end of period	$43.42	$54.94	$49.61	$35.41	$49.59	$59.42

TOTAL RETURN[2]	(19.47)%	13.67%	46.04%	(26.84)%	(14.96)%	19.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$52,109	$49,446	$24,805	$21,245	$29,754	$95,069
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/ waivers	0.57%[3,7]	0.57%[7]	0.58%[7]	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.64%[3]
Net investment income	3.74%[3]	2.80%	2.54%	1.70%	1.18%	3.00%[3]
Portfolio turnover rate[5]	26%	68%	121%	47%	1%	6%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]

This information reflects the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Growth Fund thereafter.

[7]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

144	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$43.25	$41.54	$31.47	$44.29	$52.33	$50.69
Investment operations:
Net investment income[1]	0.25	0.99	0.79	0.64	0.69	0.95
Net realized and unrealized gain (loss)	1.47	1.47	9.96	(12.97)	(8.12)	0.74
Total from investment operations	1.72	2.46	10.75	(12.33)	(7.43)	1.69
Dividends to shareholders:
Net investment income	(0.53)	(0.75)	(0.68)	(0.49)	(0.61)	(0.05)
Net asset value, end of period	$44.44	$43.25	$41.54	$31.47	$44.29	$52.33

TOTAL RETURN[2]	4.05%	6.02%	34.37%	(27.98)%	(14.23)%	3.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$211,108	$235,685	$157,850	$66,078	$75,300	$99,419
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/ waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.64%[3]
Net investment income	1.17%[3]	2.51%	2.09%	1.68%	1.44%	2.75%[3]
Portfolio turnover rate[5]	29%	39%	45%	16%	3%	25%

WisdomTree Asia Pacific ex-Japan Fund	For the Six Months Ended September 30, 2011[6] (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$67.99	$61.40	$37.09	$73.00	$67.57	$49.71
Investment operations:
Net investment income[1]	1.62	2.51	1.79	2.86	2.69	1.40
Net realized and unrealized gain (loss)	(12.90)	6.59	24.23	(34.08)	4.61	16.85
Total from investment operations	(11.28)	9.10	26.02	(31.22)	7.30	18.25
Dividends to shareholders:
Net investment income	(1.63)	(2.51)	(1.71)	(4.69)	(1.87)	(0.39)
Net asset value, end of period	$55.08	$67.99	$61.40	$37.09	$73.00	$67.57

TOTAL RETURN[2]	(16.75)%	15.33%	70.97%	(42.77)%	(10.58)%	36.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$66,090	$88,388	$89,033	$37,086	$146,008	$74,329
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/ waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements/waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	4.98%[3]	4.05%	3.11%	4.76%	3.42%	3.31%[3]
Portfolio turnover rate[5]	59%	27%	18%	31%	12%	21%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	145

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Six Months Ended September 30, 2011[1] (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$61.64	$57.24	$30.80	$63.30	$67.08	$49.02
Investment operations:
Net investment income[2]	1.57	2.99	2.23	3.00	3.24	2.18
Net realized and unrealized gain (loss)	(13.30)	4.62	26.27	(31.22)	(3.40)	16.40
Total from investment operations	(11.73)	7.61	28.50	(28.22)	(0.16)	18.58
Dividends and distributions to shareholders:
Net investment income	(1.92)	(3.21)	(2.06)	(4.28)	(3.48)	(0.52)
Capitals gains	—	—	—	—	(0.14)	—
Total dividends and distributions to shareholders	(1.92)	(3.21)	(2.06)	(4.28)	(3.62)	(0.52)
Net asset value, end of period	$47.99	$61.64	$57.24	$30.80	$63.30	$67.08

TOTAL RETURN[3]	(19.27)%	14.03%	93.79%	(44.42)%	(0.69)%	38.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$47,986	$80,137	$117,339	$21,559	$56,966	$87,205
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/ waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.63%[4]
Net investment income	5.45%[4]	5.42%	4.25%	6.25%	4.42%	5.11%[4]
Portfolio turnover rate[6]	58%	46%	25%	55%	16%	7%

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$47.68	$45.34	$31.57	$61.86	$62.55	$49.86
Investment operations:
Net investment income[2]	1.31	1.56	1.50	2.11	1.80	0.85
Net realized and unrealized gain (loss)	(9.01)	2.37	13.91	(29.98)	(1.11)	12.14
Total from investment operations	(7.70)	3.93	15.41	(27.87)	0.69	12.99
Dividends to shareholders:
Net investment income	(1.40)	(1.59)	(1.64)	(2.42)	(1.38)	(0.30)
Net asset value, end of period	$38.58	$47.68	$45.34	$31.57	$61.86	$62.55

TOTAL RETURN[3]	(16.51)%	9.21%	49.56%	(45.57)%	0.93%	26.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$119,599	$164,489	$149,624	$78,928	$154,658	$87,569
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/ waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%	0.48%[4]
Expenses, prior to expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%	0.52%[4]
Net investment income	5.77%[4]	3.56%	3.54%	4.38%	2.69%	1.99%[4]
Portfolio turnover rate[6]	21%	22%	26%	30%	15%	8%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity Income Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

146	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$46.85	$42.69	$28.46	$64.01	$66.37	$49.77
Investment operations:
Net investment income[2]	1.33	1.83	1.50	2.93	2.29	1.03
Net realized and unrealized gain (loss)	(8.30)	4.21	14.24	(34.43)	(2.86)	15.80
Total from investment operations	(6.97)	6.04	15.74	(31.50)	(0.57)	16.83
Dividends and distributions to shareholders:
Net investment income	(1.32)	(1.88)	(1.51)	(4.05)	(1.79)	(0.22)
Capital gains	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.32)	(1.88)	(1.51)	(4.05)	(1.79)	(0.23)
Net asset value, end of period	$38.56	$46.85	$42.69	$28.46	$64.01	$66.37

TOTAL RETURN[3]	(15.21)%	14.93%	56.27%	(49.95)%	1.05%	33.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$212,099	$149,929	$164,338	$105,305	$390,485	$278,743
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/ waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.60%[4]
Net investment income	6.21%[4]	4.30%	3.81%	5.90%	3.28%	2.30%[4]
Portfolio turnover rate[6]	29%	52%	69%	55%	24%	8%

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$53.80	$48.69	$31.55	$62.60	$67.56	$50.13
Investment operations:
Net investment income[2]	1.27	1.53	1.26	1.82	1.92	1.08
Net realized and unrealized gain (loss)	(10.15)	5.19	17.27	(30.64)	(4.95)	16.73
Total from investment operations	(8.88)	6.72	18.53	(28.82)	(3.03)	17.81
Dividends and distributions to shareholders:
Net investment income	(1.36)	(1.61)	(1.39)	(2.23)	(1.81)	(0.38)
Capital gains	—	—	—	—	(0.12)	—
Total dividends and distributions to shareholders	(1.36)	(1.61)	(1.39)	(2.23)	(1.93)	(0.38)
Net asset value, end of period	$43.56	$53.80	$48.69	$31.55	$62.60	$67.56

TOTAL RETURN[3]	(16.80)%	14.38%	59.59%	(46.43)%	(4.61)%	35.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$121,969	$156,006	$146,069	$88,334	$219,104	$168,889
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.61%[4]
Net investment income	4.95%[4]	3.14%	2.88%	3.80%	2.76%	2.53%[4]
Portfolio turnover rate[6]	38%	40%	49%	32%	18%	44%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	147

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$53.15	$46.98	$29.08	$61.11	$67.80	$50.35
Investment operations:
Net investment income[1]	1.11	1.43	1.20	1.91	1.86	1.43
Net realized and unrealized gain (loss)	(8.34)	6.14	17.91	(31.83)	(7.08)	16.28
Total from investment operations	(7.23)	7.57	19.11	(29.92)	(5.22)	17.71
Dividends and distributions to shareholders:
Net investment income	(1.39)	(1.40)	(1.21)	(2.11)	(1.41)	(0.26)
Capital gains	—	—	—	—	(0.06)	0.00
Total dividends and distributions to shareholders	(1.39)	(1.40)	(1.21)	(2.11)	(1.47)	(0.26)
Net asset value, end of period	$44.53	$53.15	$46.98	$29.08	$61.11	$67.80

TOTAL RETURN[2]	(13.83)%	16.64%	66.50%	(49.23)%	(7.79)%	35.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$371,841	$475,703	$429,870	$244,307	$482,761	$298,315
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/ waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior of expense reimbursements/waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.60%[3]
Net investment income	4.33%[3]	2.99%	2.87%	4.31%	2.71%	3.33%[3]
Portfolio turnover rate[5]	45%	55%	63%	43%	17%	39%

WisdomTree Emerging Markets Equity Income Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period July 13, 2007* through March 31, 2008
Net asset value, beginning of period	$60.51	$52.02	$31.11	$51.82	$50.68
Investment operations:
Net investment income[1]	1.99	1.89	1.48	2.01	1.12
Net realized and unrealized gain (loss)	(12.43)	8.55	21.00	(20.76)	0.51
Total from investment operations	(10.44)	10.44	22.48	(18.75)	1.63
Dividends to shareholders:
Net investment income	(1.86)	(1.95)	(1.57)	(1.96)	(0.49)
Net asset value, end of period	$48.21	$60.51	$52.02	$31.11	$51.82

TOTAL RETURN[2]	(17.49)%	20.75%	73.33%	(36.21)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,605,310	$1,325,257	$540,990	$177,355	$165,813
Ratios to average net assets of:
Expenses, net of expense reimbursements/ waivers	0.63%[3]	0.63%	0.63%	0.63%	0.63%[3]
Expenses, prior of expense reimbursements/waivers	0.63%[3]	0.63%	0.63%	0.63%	0.63%[3]
Net investment income	6.87%[3]	3.47%	3.26%	4.96%	3.18%[3]
Portfolio turnover rate[5]	42%	33%	44%	67%	3%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

148	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period October 30, 2007* through March 31, 2008
Net asset value, beginning of period	$53.30	$44.51	$24.62	$43.95	$51.50
Investment operations:
Net investment income[1]	1.21	1.32	1.02	1.56	0.37
Net realized and unrealized gain (loss)	(13.25)	8.86	20.00	(19.57)	(7.87)
Total from investment operations	(12.04)	10.18	21.02	(18.01)	(7.50)
Dividends to shareholders:
Net investment income	(1.37)	(1.39)	(1.13)	(1.32)	(0.05)
Net asset value, end of period	$39.89	$53.30	$44.51	$24.62	$43.95

TOTAL RETURN[2]	(22.82)%	23.38%	86.26%	(40.81)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$702,147	$927,463	$342,754	$51,706	$52,742
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/ waivers	0.62%[3]	0.63%[4]	0.63%[4]	0.63%	0.63%[3]
Expenses, prior to expense reimbursements/waivers	0.63%[3]	0.63%	0.63%	0.63%	0.63%[3]
Net investment income	4.74%[3]	2.68%	2.59%	4.98%	1.99%[3]
Portfolio turnover rate[6]	45%	35%	38%	64%	6%

WisdomTree Middle East Dividend Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009
Net asset value, beginning of period	$16.31	$15.64	$12.13	$24.59
Investment operations:
Net investment income[1]	0.50	0.68	0.53	0.32
Net realized and unrealized gain (loss)	(1.26)	0.49	3.68	(12.78)
Total from investment operations	(0.76)	1.17	4.21	(12.46)
Dividends to shareholders:
Net investment income	(0.77)	(0.50)	(0.70)	—
Net asset value, end of period	$14.78	$16.31	$15.64	$12.13

TOTAL RETURN[2]	(4.96)%	7.95%	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,734	$19,571	$12,515	$7,279
Ratios to average net assets of:
Expenses, net of expense reimbursements/ waivers	0.88%[3]	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements/waivers	2.17%[3]	2.17%	1.30%	1.49%[3]
Net investment income	6.31%[3]	4.33%	3.63%	2.86%[3]
Portfolio turnover rate[6]	30%	50%	96%	26%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	149

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Equity Fund	For the Six Months Ended September 30, 2011 (unaudited)	For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of period	$47.61	$47.72	$46.92
Investment operations:
Net investment income[1]	1.18	1.43	0.29
Net realized and unrealized gain (loss)	(7.89)	(0.02)	0.64
Total from investment operations	(6.71)	1.41	0.93
Dividends and distributions to shareholders:
Net investment income	(1.14)	(1.52)	(0.13)
Capital gains	—	—	0.00[2]
Total dividends and distributions to shareholders	(1.14)	(1.52)	(0.13)
Net asset value, end of period	$39.76	$47.61	$47.72

TOTAL RETURN[3]	(14.36)%	3.27%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,894	$21,425	$9,545
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/ waivers	0.58%[4]	0.58%	0.47	%**4
Expenses, prior to expense reimbursements/waivers	1.53%[4]	1.65%	0.58%[4]
Net investment income	5.28%[4]	3.11%	2.53%[4]
Portfolio turnover rate[6]	30%	38%	79%

WisdomTree Commodity Country Equity Fund	For the Six Months Ended September 30, 2011[7] (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$33.21	$28.90	$16.04	$35.96	$32.03	$25.46
Investment operations:
Net investment income[1]	0.62	0.53	0.47	0.65	0.61	0.25
Net realized and unrealized gain (loss)	(6.76)	4.33	12.80	(19.29)	3.58	6.32
Total from investment operations	(6.14)	4.86	13.27	(18.64)	4.19	6.57
Dividends and distributions to shareholders:
Net investment income	(0.68)	(0.55)	(0.41)	(1.28)	(0.26)	—
Capital gains	—	—	—	—	0.00 [2]	—
Total dividends and distributions to shareholders	(0.68)	(0.55)	(0.41)	(1.28)	(0.26)	—
Net asset value, end of period	$26.39	$33.21	$28.90	$16.04	$35.96	$32.03

TOTAL RETURN[3]	(18.70)%	17.31%	83.44%	(52.10)%	13.09%	25.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$29,024	$43,172	$49,137	$22,460	$93,507	$6,406
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/ waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.88%[4]
Net investment income	3.85%[4]	1.86%	1.91%	2.21%	1.62%	1.89%[4]
Portfolio turnover rate[6]	104%	35%	25%	53%	11%	0%[8]
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds”.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]

This information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

150	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Natural Resources Fund	For the Six Months Ended September 30, 2011[8] (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$29.86	$24.63	$18.61	$31.98	$28.55	$25.44
Investment operations:
Net investment income[2]	0.65	0.72	0.80	1.01	0.79	0.22
Net realized and unrealized gain (loss)	(8.53)	5.19	6.07	(12.84)	3.18	2.92
Total from investment operations	(7.88)	5.91	6.87	(11.83)	3.97	3.14
Dividends and distributions to shareholders:
Net investment income	(0.61)	(0.68)	(0.85)	(1.54)	(0.53)	(0.03)
Capital gains	—	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.61)	(0.68)	(0.85)	(1.54)	(0.54)	(0.03)
Net asset value, end of period	$21.37	$29.86	$24.63	$18.61	$31.98	$28.55

TOTAL RETURN[4]	(26.70)%	24.74%	37.29%	(37.05)%	13.84%	12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$35,265	$49,273	$45,569	$22,332	$57,562	$22,840
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.69%[5]
Net investment income	4.67%[5]	2.90%	3.36%	3.49%	2.43%	1.82%[5]
Portfolio turnover rate[7]	86%	32%	16%	38%	13%	1%

WisdomTree Global ex-U.S. Utilities Fund	For the Six Months Ended September 30, 2011[1] (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$21.33	$21.46	$17.78	$32.73	$29.71	$24.96
Investment operations:
Net investment income[2]	0.64	0.84	0.87	1.25	0.55	0.18
Net realized and unrealized gain (loss)	(3.50)	(0.06)	3.77	(14.74)	2.75	4.61
Total from investment operations	(2.86)	0.78	4.64	(13.49)	3.30	4.79
Dividends and distributions to shareholders:
Net investment income	(0.62)	(0.91)	(0.96)	(1.46)	(0.28)	(0.04)
Capital gains	—	—	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(0.62)	(0.91)	(0.96)	(1.46)	(0.28)	(0.04)
Net asset value, end of period	$17.85	$21.33	$21.46	$17.78	$32.73	$29.71

TOTAL RETURN[4]	(13.71)%	4.27%	26.42%	(42.00)%	11.05%	19.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$30,350	$37,335	$49,348	$28,455	$78,561	$23,768
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/ waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.68%[5]
Net investment income	6.28%[5]	4.22%	4.17%	4.53%	1.62%	1.38%[5]
Portfolio turnover rate[7]	56%	19%	17%	50%	13%	1%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Utilities Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Utilities Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[8]

This information reflects the investment objective and strategy of the WisdomTree International Energy Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global Natural Resources Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	151

Financial Highlights (concluded)

WisdomTree International Dividend and Sector Funds

September 30, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund	For the Six Months Ended September 30, 2011[1] (unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period June 5, 2007* through March 31, 2008
Net asset value, beginning of period	$28.86	$26.75	$16.92	$41.84	$51.89
Investment operations:
Net investment income[2]	0.73	0.96	0.96	1.35	1.22
Net realized and unrealized gain (loss)	(5.67)	3.83	11.39	(25.46)	(9.32)
Total from investment operations	(4.94)	4.79	12.35	(24.11)	(8.10)
Dividends to shareholders:
Net investment income	(1.29)	(2.68)	(2.52)	(0.81)	(1.95)
Net asset value, end of period	$22.63	$28.86	$26.75	$16.92	$41.84

TOTAL RETURN[3]	(17.70)%	18.81%	74.20%	(57.85)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$107,486	$122,670	$84,276	$40,619	$112,962
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%[5]
Net investment income	5.25%[5]	3.48%	3.76%	4.55%	3.17%[5]
Portfolio turnover rate[6]	36%	18%	19%	35%	15%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Real Estate Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	The ratios to average net assets do not include net investment income income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

152	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited)

September 30, 2011

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2011, the Trust offered 47 investment funds (each, a “Fund,” and collectively, the “Funds”). These notes relate only to Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Growth Fund (“Global ex-U.S. Growth Fund”) (formerly WisdomTree World ex-U.S. Growth Fund)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”) (formerly WisdomTree Pacific ex-Japan Total Dividend Fund)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”) (formerly WisdomTree Pacific ex-Japan Equity Income Fund)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”)	December 31, 2009
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”) (formerly WisdomTree International Basic Materials Sector Fund)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”) (formerly WisdomTree International Energy Sector Fund)	October 13, 2006
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”) (formerly WisdomTree International Utilities Sector Fund)	October 13, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”) (formerly WisdomTree International Real Estate Fund)	June 5, 2007

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection to the indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

WisdomTree International Dividend and Sector Funds	153

Notes to Financial Statements (unaudited) (continued)

at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units which are typically in blocks of 50,000 shares or more. Fund shares purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds or affiliated funds which are valued at NAV.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Trust’s Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m., London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m., Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued”. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

154	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Fixed income securities are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2011 in valuing each Fund’s assets carried at fair value:

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$366,003,446	$—	$—
Rights	47,704	—	—
Money Market Funds	—	23,865,413	—
Total	$366,051,150	$23,865,413	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$129,385,483	$—	$—
Rights	26,784	—	—
Money Market Funds	—	6,392,234	—
Affiliated Funds	163,509	—	—
Total	$129,575,776	$6,392,234	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$66,794,657	$335	$—
Rights	7,371	—	—
Money Market Funds	—	2,479,981	—
Affiliated Funds	45,658	—	—
Total	66,847,686	2,480,316	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	59	—
Total - Net	$66,847,686	$2,480,375	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$21,171,378	$—	$—
Foreign Corporate Obligations	—	34,883	—
Money Market Funds	—	769,927	—
Affiliated Funds	16,637	—	—
Total	21,188,015	804,810	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(6)	—
Total - Net	$21,188,015	$804,804	$—

WisdomTree International Dividend and Sector Funds	155

Notes to Financial Statements (unaudited) (continued)

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$482,034,056	$—	$—
Money Market Funds	—	120,030,321	—
Total	482,034,056	120,030,321	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,396,608	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(388,764)	—
Total - Net	$482,034,056	$124,038,165	$—

Global ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$51,663,220	$—	$—
Rights	11,731	—	—
Money Market Funds	—	4,260,930	—
Affiliated Funds	281,518	—	—
Total	51,956,469	4,260,930	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(44)	—
Total - Net	$51,956,469	$4,260,886	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$208,996,507	$—	$—
Money Market Funds	—	26,464,365	—
Affiliated Funds	402,468	—	—
Total	$209,398,975	$26,464,365	$—

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$64,253,104	$—	$—
Money Market Funds	—	652,140	—
Affiliated Funds	1,584,497	—	—
Total	65,837,601	652,140	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(16)	—
Total - Net	$65,837,601	$652,124	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$47,390,433	$—	$—
Rights	45,871	—	—
Money Market Funds	—	5,201,432	—
Total	$47,436,304	$5,201,432	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$118,957,303	$—	$—
Rights	17,471	—	—
Money Market Funds	—	5,125,817	—
Affiliated Funds	18,690	—	—
Total	$118,993,464	$5,125,817	$—

156	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$210,811,573	$—	$—
Money Market Funds	—	11,468,522	—
Affiliated Funds	412,496	—	—
Total	$211,224,069	$11,468,522	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$121,241,007	$—	$—
Money Market Funds	—	12,420,714	—
Affiliated Funds	17,929	—	—
Total	$121,258,936	$12,420,714	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$368,049,072	$—	$—
Rights	52,515	—	—
Money Market Funds	—	48,120,073	—
Affiliated Funds	76,108	—	—
Total	$368,177,695	$48,120,073	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$1,596,020,107	$—	$—
Money Market Funds	—	51,801,194	—
Total	1,596,020,107	51,801,194	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	235	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12,951)	—
Total - Net	$1,596,020,107	$51,788,478	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$694,208,785	$—	$—
Rights	1,697	7,317	—
Warrants	—	88,689	—
Money Market Funds	—	24,920,631	—
Affiliated Funds	6,363,844	—	—
Total	700,574,326	25,016,637	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,657	—
Total - Net	$700,574,326	$25,018,294	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$17,738,969	$—	$—
Money Market Funds	—	2,928	—
Total	$17,738,969	$2,928	$—

WisdomTree International Dividend and Sector Funds	157

Notes to Financial Statements (unaudited) (continued)

International Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$17,495,505	$77	$—
Rights	2,196	—	—
Money Market Funds	—	451,984	—
Affiliated Funds	317,564	—	—
Total	17,815,265	452,061	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,074,243	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(463)	—
Total - Net	$17,815,265	$1,525,841	$—

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$28,855,621	$—	$—
Money Market Funds	—	3,890,578	—
Total	$28,855,621	$3,890,578	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$34,970,024	$—	$—
Money Market Funds	—	5,849,251	—
Affiliated Funds	230,642	—	—
Total	35,200,666	5,849,251	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	112	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(19)	—
Total - Net	$35,200,666	$5,849,344	$—

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$29,991,005	$—	$—
Money Market Funds	—	4,312,561	—
Affiliated Funds	200,228	—	—
Total	$30,191,233	$4,312,561	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$107,139,874	$—	$—
Money Market Funds	—	7,249,891	—
Affiliated Funds	44,247	—	—
Total	$107,184,121	$7,249,891	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 Funds. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of

158	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management has implemented the application portion ASU 2010-06 for the period ended September 30, 2011 and the impact of such adoption is limited to additional disclosure in the fair value measurement footnote. No significant transfers between Level 1 or Level 2 fair value measurements occurred during the period ended September 30, 2011.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds that have invested in derivatives, specifically forward foreign currency contracts for the period ended September 30, 2011 which are detailed in the table herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. The volume of derivatives that is presented is consistent with the derivative activity during the six months ended September 30, 2011.

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts and warrants as described on pages 161 through 163, for the period ended September 30, 2011. All of the above-mentioned derivative instruments are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on each Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the summary below.

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Global Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$59	Unrealized depreciation on forward foreign currency contracts	$—
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	6
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,396,608	Unrealized depreciation on forward foreign currency contracts	388,764
Global ex-U.S. Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	44
Asia Pacific ex-Japan Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	16
Emerging Markets Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	235	Unrealized depreciation on forward foreign currency contracts	12,951
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,657	Unrealized depreciation on forward foreign currency contracts	—
International Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,074,243	Unrealized depreciation on forward foreign currency contracts	463
Global Natural Resources Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	112	Unrealized depreciation on forward foreign currency contracts	19

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Notes to Financial Statements (unaudited) (continued)

Derivatives not designated as hedging instruments, carried at fair value	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income[2]
DEFA Fund
Foreign exchange contracts	$(44,786)	$(66,659)
DEFA Equity Income Fund
Foreign exchange contracts	(935)	(24,481)
Global Equity Income Fund
Foreign exchange contracts	(7,077)	(13,694)
Europe SmallCap Dividend Fund
Foreign exchange contracts	(5,182)	2,940
Japan Hedged Equity Fund
Foreign exchange contracts	(35,980,177)	(4,860,084)
Global ex-U.S. Growth Fund
Foreign exchange contracts	(85,700)	(6,312)
Japan SmallCap Dividend Fund
Foreign exchange contracts	63,577	5,735
Asia Pacific ex-Japan Fund
Foreign exchange contracts	(153,483)	(23,018)
Australia Dividend Fund
Foreign exchange contracts	(692)	(46,645)
International LargeCap Dividend Fund
Foreign exchange contracts	(4,622)	(16,798)
International Dividend ex-Financials Fund
Foreign exchange contracts	(36,874)	(34,278)
International MidCap Dividend Fund
Foreign exchange contracts	(493)	(23,695)
International SmallCap Dividend Fund
Foreign exchange contracts	104,090	(57,831)
Emerging Markets Equity Income Fund
Foreign exchange contracts	(2,214,004)	(232,874)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	(385,206)	(144,105)
Equity contracts	—	88,689
Middle East Dividend Fund
Foreign exchange contracts	(1,737)	285
International Hedged Equity Fund
Foreign exchange contracts	(1,080,999)	1,320,990
Commodity Country Equity Fund
Foreign exchange contracts	(29,781)	(5,892)
Global Natural Resources Fund
Foreign exchange contracts	(59,292)	(2,823)
Global ex-U.S. Utilities Fund
Foreign exchange contracts	(39,978)	(3,878)
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	(46,218)	(2,070)

[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and foreign currency related transactions.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including

160	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds (other than the Middle East Dividend Fund and International Hedged Equity Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $106,866 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended September 30, 2011. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the Middle East Dividend Fund to 0.88% and International Hedged Equity Fund to 0.58%

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund and International Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following forward contracts were open at September 30, 2011:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global Equity Income Fund
	10/03/11	ILS	23,721	USD	6,377	$59
Europe SmallCap Dividend Fund
	10/03/11	USD	1,252	GBP	800	$(6)
Japan Hedged Equity Fund
	10/03/11	JPY	26,362,308	USD	343,125	$1,113
	10/05/11	JPY	12,806,034,701	USD	167,502,056	1,360,621
	10/05/11	JPY	13,219,132,594	USD	172,905,348	1,404,513
	10/05/11	JPY	15,284,622,064	USD	199,924,424	1,626,583

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Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	10/05/11	USD	171,821,484	JPY	13,244,000,016	$1,974
	10/05/11	USD	162,005,216	JPY	12,487,200,015	(241)
	10/05/11	USD	157,093,929	JPY	12,108,800,016	1,804
	10/05/11	USD	24,345,627	JPY	1,860,417,341	(209,162)
	10/05/11	USD	8,018,237	JPY	612,368,003	(73,569)
	10/05/11	USD	6,621,776	JPY	505,837,503	(59,201)
	10/05/11	USD	4,844,514	JPY	371,561,157	(23,998)
	10/05/11	USD	1,557,154	JPY	119,605,308	(5,433)
	11/04/11	JPY	12,087,186,214	USD	156,872,542	(7,635)
	11/04/11	JPY	12,464,910,781	USD	161,778,168	(4,514)
	11/04/11	JPY	13,220,359,920	USD	171,582,683	(5,011)
						$4,007,844
Global ex-U.S. Growth Fund
	10/03/11	USD	9,391	GBP	6,000	$(44)
Asia Pacific ex-Japan Fund
	10/03/11	THB	1,060,731	USD	34,107	$(16)
Emerging Markets Equity Income Fund
	10/03/11	USD	872,219	MYR	2,778,016	$(2,049)
	10/03/11	USD	1,306,430	MYR	4,160,979	(3,069)
	10/04/11	USD	1,964,429	BRL	3,635,175	(6,085)
	10/04/11	USD	291,231	KRW	343,861,869	235
	10/04/11	USD	885,746	MYR	2,822,165	(1,748)
						$(12,716)
Emerging Markets SmallCap Dividend Fund
	10/03/11	ILS	947,226	USD	253,959	$1,657
International Hedged Equity Fund
	10/05/11	AUD	27,135	USD	29,052	$2,679
	10/05/11	AUD	2,246,872	USD	2,396,195	212,459
	10/05/11	CHF	21,757	USD	27,415	3,461
	10/05/11	CHF	1,034,734	USD	1,284,127	144,912
	10/05/11	EUR	128,064	USD	182,694	10,873
	10/05/11	EUR	4,334,042	USD	6,237,640	422,718
	10/05/11	GBP	48,806	USD	78,933	2,903
	10/05/11	GBP	2,089,011	USD	3,400,139	145,913
	10/05/11	JPY	2,126,784	USD	27,698	106
	10/05/11	JPY	198,521,393	USD	2,596,680	21,126
	10/05/11	NOK	1,823,369	USD	340,244	29,687
	10/05/11	SEK	113,472	USD	17,693	1,172
	10/05/11	SEK	3,707,123	USD	585,121	45,398
	10/05/11	SGD	477,902	USD	397,539	30,797
	10/05/11	USD	2,210,107	AUD	2,274,007	1
	10/05/11	USD	108,785	AUD	111,930	—
	10/05/11	USD	1,163,174	CHF	1,056,491	(5)
	10/05/11	USD	79,874	CHF	72,549	(1)
	10/05/11	USD	5,986,718	EUR	4,462,106	25
	10/05/11	USD	313,352	EUR	233,550	—
	10/05/11	USD	189,426	GBP	121,600	1
	10/05/11	USD	3,330,257	GBP	2,137,817	(3)
	10/05/11	USD	121,540	JPY	9,368,241	(1)
	10/05/11	USD	2,603,143	JPY	200,648,177	3

162	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	10/05/11	USD	12,292	NOK	72,172	$1
	10/05/11	USD	310,560	NOK	1,823,369	(3)
	10/05/11	USD	7,405	NZD	9,688	—
	10/05/11	USD	13,037	SEK	89,546	1
	10/05/11	USD	556,246	SEK	3,820,595	(2)
	10/05/11	USD	35,144	SGD	45,796	—
	10/05/11	USD	366,745	SGD	477,902	(2)
	10/06/11	USD	28,188	HKD	219,436	1
	11/03/11	AUD	2,273,882	USD	2,201,834	(116)
	11/03/11	CHF	1,156,609	USD	1,274,009	(60)
	11/03/11	EUR	4,531,124	USD	6,077,914	(94)
	11/03/11	GBP	2,192,265	USD	3,414,023	(72)
	11/03/11	NOK	1,821,037	USD	309,708	(13)
	11/03/11	SEK	3,834,750	USD	557,446	(21)
	11/03/11	SGD	503,941	USD	386,739	6
	11/04/11	JPY	211,617,666	USD	2,746,526	(70)
						$1,073,780
Global Natural Resources Fund
	10/03/11	ILS	36,000	USD	9,700	$112
	10/03/11	USD	4,116	GBP	2,630	(19)
						$93

Currency Legend:

AUD – Australian dollar

BRL – Brazilian real

CHF – Swiss franc

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

JPY – Japanese yen

ILS – Israeli new shekel

INR – Indian rupee

KRW – South Korean won

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

THB—Thai baht

USD – U.S. dollar

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations on pages 130 to 134.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of

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Notes to Financial Statements (unaudited) (continued)

commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported for tax purposes as a tax return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISORY FEES AND TRANSCTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM also provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, and also described in Note 2, WTAM agrees to pay all expenses of the Funds (other than the Middle East Dividend Fund and the International Hedged Equity Fund), except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. The Investment Advisory Agreement for the Middle East Dividend Fund and International Hedged Equity Fund does not require WTAM to pay any Fund expenses, except sub-advisory fees.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. WTAM has agreed to limit net annual operating expenses for the Middle East Dividend Fund to 0.88% and International Hedged Equity Fund to 0.58%. WTAM expects to receive fees from each fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
Global Equity Income Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Global ex-U.S. Growth Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Asia Pacific ex-Japan Fund	0.48%
Australia Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.68%

164	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Advisory Fee Rate
International Hedged Equity Fund	0.48%
Commodity Country Equity Fund	0.58%
Global Natural Resources Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2011, WTAM waived a portion of its advisory fees based on each Fund’s investment in affiliated Funds. For Middle East Dividend Fund and International Hedged Equity Fund, WTAM waived a portion of its advisory fees to comply with expense limits currently in place for these Funds. The table below indicates the waiver amounts. Please see Note 7 on page 167 for additional information on Other Affiliated Parties and Transactions.

WTAM waived a portion of its investment advisory fees with respect to its investments in affiliated funds for the six months ended September 30, 2011 as follows:

Fund	Advisory Fees Waived
DEFA Fund	$4,175
DEFA Equity Income Fund	1,861
Global Equity Income Fund	1,098
Europe SmallCap Dividend Fund	475
Japan Hedged Equity Fund	—
Global ex-U.S. Growth Fund	2,742
Japan SmallCap Dividend Fund	1,682
Asia Pacific ex-Japan Fund	2,610
Australia Dividend Fund	325
International LargeCap Dividend Fund	1,370
International Dividend ex-Financials Fund	3,126
International MidCap Dividend Fund	1,584
International SmallCap Dividend Fund	4,443
Emerging Markets Equity Income Fund	5,295
Emerging Markets SmallCap Dividend Fund	43,656
Middle East Dividend Fund	—
International Hedged Equity Fund	74
Commodity Country Equity Fund	235
Global Natural Resources Fund	787
Global ex-U.S. Utilities Fund	669
Global ex-U.S. Real Estate Fund	732

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2011, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. The Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2011 were as follows:

Fund	Purchases	Sales
DEFA Fund	$97,022,018	$96,870,071
DEFA Equity Income Fund	42,241,591	42,000,212
Global Equity Income Fund	17,858,948	17,746,507
Europe SmallCap Dividend Fund	13,411,678	13,840,647
Japan Hedged Equity Fund	141,175,799	181,371,419
Global ex-U.S. Growth Fund	53,373,263	14,763,900
Japan SmallCap Dividend Fund	68,896,568	69,989,803
Asia Pacific ex-Japan Fund	45,696,818	44,070,445
Australia Dividend Fund	35,791,159	36,142,839
International LargeCap Dividend Fund	30,322,943	30,519,013
International Dividend ex-Financials Fund	50,619,775	50,014,371
International MidCap Dividend Fund	55,822,363	55,862,428
International SmallCap Dividend Fund	201,833,433	204,077,254
Emerging Markets Equity Income Fund	1,230,916,902	676,112,687
Emerging Markets SmallCap Dividend Fund	476,876,634	403,368,502
Middle East Dividend Fund	5,760,593	5,759,018
International Hedged Equity Fund	6,074,943	6,963,724
Commodity Country Equity Fund	40,810,482	41,649,162
Global Natural Resources Fund	39,429,707	39,491,546
Global ex-U.S. Utilities Fund	19,837,829	19,712,386
Global ex-U.S. Real Estate Fund	45,200,014	48,866,087

For the six months ended September 30, 2011, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
DEFA Fund	$2,368,902	$6,415,475
DEFA Equity Income Fund	26,330,356	—
Global Equity Income Fund	2,022,790	—
Europe SmallCap Dividend Fund	3,373,987	3,562,472
Japan Hedged Equity Fund	254,649,159	191,707,023
Global ex-U.S. Growth Fund	13,506,760	35,647,469
Japan SmallCap Dividend Fund	64,747,161	93,420,352
Asia Pacific ex-Japan Fund	32, 926, 431	42,661,349
Australia Dividend Fund	34,494,381	54,936,864
International LargeCap Dividend Fund	3,684,481	21,516,367
International Dividend ex-Financials Fund	101,808,734	7,974,998
International MidCap Dividend Fund	2,612,774	8,197,186
International SmallCap Dividend Fund	—	28,795,347
Emerging Markets Equity Income Fund	297,173,254	181,393,866
Emerging Markets SmallCap Dividend Fund	17,448,286	78,639,090
Middle East Dividend Fund	—	—
International Hedged Equity Fund	4,508,923	3,526,081
Commodity Country Equity Fund	—	5,373,281
Global Natural Resources Fund	3,967,584	3,748,622
Global ex-U.S. Utilities Fund	1,457,002	2,849,056
Global ex-U.S. Real Estate Fund	15,228,583	—

166	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2011, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DEFA Fund	$436,531,490	$15,724,770	$(62,339,697)	$(46,614,927)
DEFA Equity Income Fund	161,412,319	4,032,235	(29,476,544)	(25,444,309)
Global Equity Income Fund	75,979,565	3,014,932	(9,666,495)	(6,651,563)
Europe SmallCap Dividend Fund	25,564,483	1,140,179	(4,711,837)	(3,571,658)
Japan Hedged Equity Fund	618,891,630	20,825,986	(37,653,239)	(16,827,253)
Global ex-U.S. Growth Fund	66,689,811	899,823	(11,372,235)	(10,472,412)
Japan SmallCap Dividend Fund	225,193,165	18,146,589	(7,476,414)	10,670,175
Asia Pacific ex-Japan Fund	74,771,321	1,330,646	(9,611,197)	(8,280,551)
Australia Dividend Fund	61,748,378	310,518	(9,421,160)	(9,110,642)
International LargeCap Dividend Fund	144,528,035	4,341,457	(24,750,211)	(20,408,754)
International Dividend ex-Financials Fund	242,284,471	4,561,282	(24,153,162)	(19,591,880)
International MidCap Dividend Fund	145,565,681	8,942,878	(20,828,909)	(11,886,031)
International SmallCap Dividend Fund	420,871,278	38,604,147	(43,177,657)	(4,573,510)
Emerging Markets Equity Income Fund	1,840,603,663	58,615,977	(251,398,339)	(192,782,362)
Emerging Markets SmallCap Dividend Fund	834,052,430	45,269,775	(153,731,242)	(108,461,467)
Middle East Dividend Fund	17,537,556	1,277,284	(1,072,943)	204,341
International Hedged Equity Fund	19,719,111	749,973	(2,201,758)	(1,451,785)
Commodity Country Equity Fund	38,645,471	137,692	(6,036,964)	(5,899,272)
Global Natural Resources Fund	50,240,509	269,956	(9,460,548)	(9,190,592)
Global ex-U.S. Utilities Fund	40,898,675	835,768	(7,230,649)	(6,394,881)
Global ex-U.S. Real Estate Fund	127,939,946	3,496,657	(17,002,591)	(13,505,934)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2011, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2011, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2011 are as follows:

Affiliated Fund Name	Value at 3/31/2011	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2011	Dividend Income
DEFA Fund
International Dividend ex-Financials Fund	$1,723,819	$8,136,006	$9,375,207	$—	$81,250

DEFA Equity Income Fund
International LargeCap Dividend Fund	$215,177	$3,433,469	$3,367,530	$163,509	$28,996

Global Equity Income Fund
DEFA Equity Income Fund	$170,446	$1,342,234	$1,424,969	$34,208	$9,434
Equity Income Fund	56,591	436,722	479,574	11,450	1,525
Total	$227,037	$1,778,956	$1,904,543	$45,658	$10,959

WisdomTree International Dividend and Sector Funds	167

Notes to Financial Statements (unaudited) (continued)

Affiliated Fund Name	Value at 3/31/2011	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2011	Dividend Income
Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$97,451	$769,229	$824,080	$16,637	$577

Global ex-U.S. Growth Fund
DEFA Fund	$77,100	$670,243	$703,172	$3,065	$422
Emerging Markets Equity Income Fund	51,882	436,942	458,419	2,083	593
India Earnings Fund	1,174,699	279,976	1,002,405	276,370	2,455
Total	$1,303,681	$1,387,161	$2,163,996	$281,518	$3,470

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$572,259	$1,383,775	$1,484,306	$402,468	$—

Asia Pacific ex-Japan Fund
DEFA Fund	$348,069	$71,314	$421,738	$—	$—
Global ex-U.S. Real Estate Fund	—	979,109	889,553	24,487	3,813
India Earnings Fund	—	2,050,549	106,858	1,560,010	13,374
Total	$348,069	$3,100,972	$1,418,149	$1,584,497	$17,187

Australia Dividend Fund
Asia-Pacific ex-Japan Fund	$136,741	$283,901	$407,826	$—	$2,406

International LargeCap Dividend Fund
Asia-Pacific ex-Japan Fund	$390,104	$1,964,344	$2,275,091	$—	$23,902
International MidCap Dividend Fund	—	949,491	910,273	18,690	2,115
Total	$390,104	$2,913,835	$3,185,364	$18,690	$26,017

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$160,763	$5,113,897	$4,680,217	$412,496	$34,729

International MidCap Dividend Fund
Australia Dividend Fund	$—	$595,307	$553,406	$8,758	$2,586
International LargeCap Dividend Fund	266,492	890,937	1,131,035	—	7,883
International SmallCap Dividend Fund	271,398	894,324	1,125,625	—	7,177
Japan Hedged Equity Fund	—	588,291	580,045	9,171	—
Total	$537,890	$2,968,859	$3,390,111	$17,929	$17,646

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$724,750	$768,774	$1,298,251	$56,798	$25,188
Japan SmallCap Dividend Fund	1,376,837	7,086,251	8,545,976	19,310	8,930
Total	$2,101,587	$7,855,025	$9,844,227	$76,108	$34,118

Emerging Markets Equity Income Fund
Emerging Markets SmallCap Dividend Fund	$—	$1,062,091	$1,076,181	$—	$—
Global Equity Income Fund	1,907,623	2,639,083	4,313,859	—	55,105
Total	$1,907,623	$3,701,174	$5,390,040	$—	$55,105

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$4,661,410	$16,290,547	$19,685,432	$—	$21,484
India Earnings Fund	10,123,269	6,843,323	7,738,399	6,363,844	49,621
Total	$14,784,679	$23,133,870	$27,423,831	$6,363,844	$71,105

International Hedged Equity Fund
DEFA Fund	$—	$456,075	$117,260	$317,564	$1,330

Commodity Country Equity Fund
DEFA Fund	$33,107	$295,128	$323,402	$—	$142
Global Natural Resources Fund	—	164,078	146,181	—	—
Total	$33,107	$459,206	$469,583	$—	$142

168	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (concluded)

Affiliated Fund Name	Value at 3/31/2011	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2011	Dividend Income
Global Natural Resources Fund
DEFA Fund	$121,839	$322,526	$440,265	$—	$—
Global Equity Income Fund	—	597,187	544,021	12,733	772
India Earnings Fund	—	287,360	15,153	217,909	1,178
Total	$121,839	$1,207,073	$999,439	$230,642	$1,950

Global ex-U.S. Utilities Fund
DEFA Fund	$107,423	$506,131	$608,441	$—	$—
Global ex-U.S. Real Estate Fund	—	179,820	159,925	4,480	639
India Earnings Fund	—	246,732	7,454	195,748	1,058
Total	$107,423	$932,683	$775,820	$200,228	$1,697

Global ex-U.S. Real Estate Fund
DEFA Fund	$165,534	$693,736	$844,165	$—	$4,433
Global Natural Resources Fund	—	740,003	599,780	44,247	1,886
Total	$165,534	$1,433,739	$1,443,945	$44,247	$6,319

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

9. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

WisdomTree International Dividend and Sector Funds	169

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

Each Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

170	WisdomTree International Dividend and Sector Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2011:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International
Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation, intervention and political developments. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global Select Real Estate Securities (ex US) Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

www.wisdomtree.com

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WisdomTree International Dividend and Sector ETFs

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS003652 (11/2012)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedules are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Amendments to Code of Ethics. – Not applicable.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President
Date:	December 8, 2011

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer
Date:	December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President
Date:	December 8, 2011

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer
Date:	December 8, 2011